UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2014

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2014, enclosed.

Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2014

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014

Schwab® S&P 500 Index Fund (Ticker Symbol: SWPPX)	8.29%

S&P 500® Index	8.36%
Fund Category: Morningstar Large Blend	7.41%

Performance Details	page 6

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	8.00%

Schwab 1000 Index®	8.09%
Fund Category: Morningstar Large Blend	7.41%

Performance Details	page 7

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	3.04%

Russell 2000® Index	3.08%
Fund Category: Morningstar Small Blend	4.48%

Performance Details	page 8

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	7.77%

Dow Jones U.S. Total Stock Market Index	7.82%
Fund Category: Morningstar Large Blend	7.41%

Performance Details	page 9

Schwab International Index Fund®[1] (Ticker Symbol: SWISX)	4.73%

MSCI EAFE® Index (Net)	4.44%
Fund Category: Morningstar Foreign Large Blend	3.45%

Performance Details	pages 10-11

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Equity Index Funds. Each fund employs an indexing strategy to track the performance of a particular stock market benchmark, seeking returns by modeling its portfolio according to the benchmark index.

For the six-month reporting period ended April 30, 2014, the funds generated returns that generally tracked their respective indices and reflected a rally by stocks. In the U.S., the Federal Reserve began “tapering” its stimulative economic policies. In spite of this policy shift, many major stock market indices reached record highs in April, supported by the Fed’s reassurances that low interest rates remained necessary for now. Overseas, signs of possible improvement in the euro zone’s economy and efforts by the European Central Bank to keep interest rates low helped stocks in developed markets generate positive returns. However, political unrest between Russia and the Ukraine drove up market volatility, increased risk,1 and reduced returns.

Amid this backdrop, U.S. stocks outperformed stocks in developed international markets, and large-cap stocks outperformed small-cap stocks. Value stocks performed better overall than growth stocks, particularly late in the period as volatility rose, harsh winter weather temporarily slowed economic activity, and investors favored companies less tied to strong growth. Reflecting

 Asset Class Performance Comparison % returns during the six months ended 4/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.36%	S&P 500® Index: measures U.S. large-cap stocks

3.08%	Russell 2000® Index: measures U.S. small-cap stocks

4.44%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

For the six-month reporting period ended April 30, 2014, the funds generated returns that generally tracked their respective indices and reflected a rally by stocks.

this environment, the S&P 500 Index returned 8.4% and the MSCI EAFE Index returned 4.4%.2

For more information about the performance, holdings, and portfolio characteristics of the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary.

1 To find out more information, please read “Investments in Russian Securities” in the “What’s New” section on www.schwabfunds.com.

2 The total return cited is for the MSCI EAFE Index (Net), which is calculated net of foreign withholding taxes.

4 Schwab Equity Index Funds

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Total Stock Market Index Fund. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles included serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

Schwab Equity Index Funds 5

Schwab® S&P 500 Index Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab® S&P 500 Index Fund (5/19/97)	8.29%	20.29%	19.02%	7.63%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Large Blend	7.41%	19.35%	17.82%	7.17%

Fund Expense Ratio3: 0.09%

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$121,990
Price/Earnings Ratio (P/E)	18.5
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[4]	1%

 Sector Weightings % of Investments

Information Technology	18.1%
Financials	15.6%
Health Care	12.9%
Consumer Discretionary	11.5%
Industrials	10.5%
Energy	10.3%
Consumer Staples	9.5%
Materials	3.4%
Utilities	3.1%
Telecommunication Services	2.4%
Other	2.7%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	3.0%
Exxon Mobil Corp.	2.6%
Microsoft Corp.	1.8%
Johnson & Johnson	1.6%
General Electric Co.	1.6%
Chevron Corp.	1.4%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.3%
The Procter & Gamble Co.	1.3%
JPMorgan Chase & Co.	1.2%
Total	17.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

Schwab 1000 Index® Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	8.00%	20.31%	19.06%	7.77%
Schwab 1000 Index®	8.09%	20.61%	19.41%	8.07%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Large Blend	7.41%	19.35%	17.82%	7.17%

Fund Expense Ratios3: Net 0.30%; Gross 0.35%

 Statistics

Number of Holdings	998
Weighted Average Market Cap ($ x 1,000,000)	$107,688
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[4]	2%

 Sector Weightings % of Investments

Information Technology	17.9%
Financials	16.6%
Health Care	12.8%
Consumer Discretionary	12.4%
Industrials	11.4%
Energy	10.1%
Consumer Staples	8.9%
Materials	3.7%
Utilities	3.1%
Telecommunication Services	2.3%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	2.7%
Exxon Mobil Corp.	2.3%
Microsoft Corp.	1.6%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
Chevron Corp.	1.2%
Wells Fargo & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.2%
The Procter & Gamble Co.	1.1%
JPMorgan Chase & Co.	1.1%
Total	15.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab Small-Cap Index Fund®

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	3.04%	20.44%	21.06%	9.60%
Russell 2000® Index	3.08%	20.50%	19.84%	8.67%
Small-Cap Spliced Index[3]	3.08%	20.50%	21.16%	9.70%
Fund Category: Morningstar Small Blend	4.48%	21.54%	19.86%	8.76%

Fund Expense Ratios4: Net 0.27%; Gross 0.30%

 Statistics

Number of Holdings	2,009
Weighted Average Market Cap ($ x 1,000,000)	$1,839
Price/Earnings Ratio (P/E)	55.7
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5]	1%

 Sector Weightings % of Investments

Financials	22.7%
Information Technology	16.6%
Industrials	14.1%
Consumer Discretionary	12.5%
Health Care	12.5%
Energy	5.9%
Materials	4.7%
Consumer Staples	3.7%
Utilities	3.2%
Telecommunication Services	0.7%
Other	3.4%
Total	100.0%

 Top Equity Holdings % of Net Assets6

American Realty Capital Properties, Inc.	0.4%
Rite Aid Corp.	0.3%
Acuity Brands, Inc.	0.3%
NorthStar Realty Finance Corp.	0.3%
SunEdison, Inc.	0.3%
The Middleby Corp.	0.3%
CoStar Group, Inc.	0.3%
athenahealth, Inc.	0.3%
Kate Spade & Co.	0.2%
Questcor Pharmaceuticals, Inc.	0.2%
Total	2.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (“Russell”) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The Small-Cap Spliced Index is an internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
[4]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.10%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

Schwab Total Stock Market Index Fund®

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	7.77%	20.60%	19.50%	8.29%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.27%
Fund Category: Morningstar Large Blend	7.41%	19.35%	17.82%	7.17%

Fund Expense Ratios3: Net 0.09%; Gross 0.10%

 Statistics

Number of Holdings	2,411
Weighted Average Market Cap ($ x 1,000,000)	$99,304
Price/Earnings Ratio (P/E)	20.7
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[4]	0%	[5]

 Sector Weightings % of Investments

Information Technology	17.4%
Financials	16.8%
Health Care	12.5%
Consumer Discretionary	12.2%
Industrials	11.3%
Energy	9.6%
Consumer Staples	8.3%
Materials	3.8%
Utilities	3.1%
Telecommunication Services	2.2%
Other	2.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	2.5%
Exxon Mobil Corp.	2.1%
Microsoft Corp.	1.4%
Johnson & Johnson	1.3%
General Electric Co.	1.2%
Chevron Corp.	1.1%
Wells Fargo & Co.	1.1%
Berkshire Hathaway, Inc., Class B	1.1%
The Procter & Gamble Co.	1.1%
JPMorgan Chase & Co.	1.0%
Total	13.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market Index” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market Index, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	Less than 1%.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab International Index Fund®

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	4.73%	13.45%	13.72%	6.98%
MSCI EAFE® Index (Net)	4.44%	13.35%	13.58%	6.93%
International Spliced Index	4.44%	13.35%	13.67%	7.17%
Fund Category: Morningstar Foreign Large Blend	3.45%	11.69%	13.12%	6.74%

Fund Expense Ratios3: Net 0.19%; Gross 0.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance and Fund Facts as of 04/30/14 continued

 Statistics

Number of Holdings	922
Weighted Average Market Cap ($ x 1,000,000)	$68,061
Price/Earnings Ratio (P/E)	17.8
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	1%

 Sector Weightings % of Investments

Financials	25.0%
Industrials	12.4%
Consumer Discretionary	11.3%
Consumer Staples	10.9%
Health Care	10.3%
Materials	8.1%
Energy	7.2%
Telecommunication Services	4.9%
Information Technology	4.2%
Utilities	3.6%
Other	2.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	1.8%
Roche Holding AG	1.5%
Novartis AG – Reg’d	1.5%
HSBC Holdings plc	1.4%
BP plc	1.1%
Total S.A.	1.1%
Royal Dutch Shell plc, A Shares	1.1%
Toyota Motor Corp.	1.1%
GlaxoSmithKline plc	1.0%
Sanofi	0.9%
Total	12.5%

 Country Weightings % of Investments

United Kingdom	21.2%
Japan	18.6%
France	10.3%
Germany	9.2%
Switzerland	9.1%
Australia	7.8%
Spain	3.5%
Sweden	3.2%
Hong Kong	2.7%
Netherlands	2.6%
Other Countries	11.8%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2013 and held through April 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/13	at 4/30/14	11/1/13–4/30/14

Schwab® S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$1,082.90	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000.00	$1,080.00	$1.50
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$1.45

Schwab Small-Cap Index Fund®
Actual Return	0.17%	$1,000.00	$1,030.40	$0.86
Hypothetical 5% Return	0.17%	$1,000.00	$1,023.95	$0.85

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000.00	$1,077.70	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab International Index Fund®
Actual Return	0.19%	$1,000.00	$1,047.30	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

12 Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	27.78		22.35	19.82	18.70	16.28	15.28

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.52	0.44	0.39	0.35	0.20
Net realized and unrealized gains (losses)	1.99		5.40	2.49	1.09	2.31	1.22

Total from investment operations	2.27		5.92	2.93	1.48	2.66	1.42
Less distributions:
Distributions from net investment income	(0.48)		(0.49)	(0.40)	(0.36)	(0.24)	(0.42)

Net asset value at end of period	29.57		27.78	22.35	19.82	18.70	16.28

Total return (%)	8.29	[2]	27.06	15.09	7.97	16.50	9.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.09	0.13	[4]
Gross operating expenses	0.09	[3]	0.09	0.10	0.10	0.10	0.16
Net investment income (loss)	1.95	[3]	2.10	2.09	1.96	1.97	2.09
Portfolio turnover rate	1	[2]	1	2	3	2	3	[5]
Net assets, end of period ($ x 1,000,000)	18,773		17,121	12,687	10,909	10,007	8,718

* Unaudited.
1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 13

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Common Stock	10,549,726,052	18,226,492,414
2.7%	Short-Term Investments	501,698,441	501,698,441

99.8%	Total Investments	11,051,424,493	18,728,190,855
0.1%	Collateral Invested for Securities on Loan	14,846,312	14,846,312
0.1%	Other Assets and Liabilities, Net		29,598,683

100.0%	Net Assets		18,772,635,850

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.1% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	209,580,098

Banks 5.9%
Bank of America Corp.	11,448,611	0.9	173,331,970
Citigroup, Inc.	3,293,247	0.9	157,779,464
JPMorgan Chase & Co.	4,107,131	1.2	229,917,193
Wells Fargo & Co.	5,193,209	1.4	257,790,895
Other Securities		1.5	279,269,519

		5.9	1,098,089,041

Capital Goods 7.9%
3M Co.	691,919	0.5	96,239,014
General Electric Co.	10,881,752	1.6	292,610,311
The Boeing Co.	739,654	0.5	95,430,159
United Technologies Corp.	913,235	0.6	108,063,097
Other Securities		4.7	886,142,025

		7.9	1,478,484,606

Commercial & Professional Supplies 0.6%
Other Securities		0.6	120,722,320

Consumer Durables & Apparel 1.3%
Other Securities		1.3	242,692,075

Consumer Services 1.7%
McDonald’s Corp.	1,073,638	0.6	108,845,420
Other Securities		1.1	209,500,213

		1.7	318,345,633

Diversified Financials 4.8%
American Express Co.	983,641	0.5	85,999,733
Berkshire Hathaway, Inc., Class B *	1,952,430	1.3	251,570,605
The Charles Schwab Corp. (a)	1,267,581	0.2	33,654,276
Other Securities		2.8	527,490,742

		4.8	898,715,356

Energy 10.3%
Chevron Corp.	2,070,634	1.4	259,905,980
ConocoPhillips	1,329,790	0.5	98,816,695
Exxon Mobil Corp.	4,687,841	2.6	480,081,797
Occidental Petroleum Corp.	858,650	0.4	82,215,737
Schlumberger Ltd.	1,420,015	0.8	144,202,523
Other Securities		4.6	865,613,223

		10.3	1,930,835,955

Food & Staples Retailing 2.3%
CVS Caremark Corp.	1,274,951	0.5	92,714,437
Wal-Mart Stores, Inc.	1,754,702	0.7	139,867,296
Other Securities		1.1	197,323,268

		2.3	429,905,001

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	2,186,791	0.5	87,712,187
PepsiCo, Inc.	1,643,463	0.7	141,157,037
Philip Morris International, Inc.	1,724,346	0.8	147,310,879
The Coca-Cola Co.	4,109,556	0.9	167,628,789
Other Securities		2.2	414,776,598

		5.1	958,585,490

Health Care Equipment & Services 4.0%
Other Securities		4.0	751,625,061

Household & Personal Products 2.1%
The Procter & Gamble Co.	2,940,690	1.3	242,753,959
Other Securities		0.8	149,006,305

		2.1	391,760,264

Insurance 2.8%
American International Group, Inc.	1,587,854	0.5	84,362,683
Other Securities		2.3	440,204,177

		2.8	524,566,860

Materials 3.4%
Other Securities		3.4	638,521,501

14 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.4%
Comcast Corp., Class A	2,826,964	0.8	146,323,657
The Walt Disney Co.	1,767,183	0.7	140,208,299
Other Securities		1.9	360,109,063

		3.4	646,641,019

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
AbbVie, Inc.	1,722,886	0.5	89,727,903
Amgen, Inc.	818,859	0.5	91,507,493
Bristol-Myers Squibb Co.	1,783,064	0.5	89,313,676
Gilead Sciences, Inc. *	1,668,350	0.7	130,948,792
Johnson & Johnson	3,068,125	1.6	310,770,381
Merck & Co., Inc.	3,189,314	1.0	186,766,228
Pfizer, Inc.	6,942,233	1.1	217,153,048
Other Securities		2.9	541,650,979

		8.8	1,657,838,500

Real Estate 2.2%
Other Securities		2.2	413,409,920

Retailing 4.0%
Amazon.com, Inc. *	403,480	0.7	122,710,372
The Home Depot, Inc.	1,527,350	0.6	121,439,598
Other Securities		2.7	498,138,708

		4.0	742,288,678

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	5,392,505	0.8	143,925,958
Other Securities		1.2	234,928,794

		2.0	378,854,752

Software & Services 9.8%
Facebook, Inc., Class A *	1,852,800	0.6	110,760,384
Google, Inc., Class A *	306,158	0.9	163,757,791
Google, Inc., Class C *	306,158	0.9	161,241,172
International Business Machines Corp.	1,069,690	1.1	210,161,994
Microsoft Corp.	8,192,531	1.8	330,978,252
Oracle Corp.	3,758,986	0.8	153,667,348
Visa, Inc., Class A	549,800	0.6	111,394,978
Other Securities		3.1	591,569,900

		9.8	1,833,531,819

Technology Hardware & Equipment 6.2%
Apple, Inc.	967,431	3.0	570,871,359
Cisco Systems, Inc.	5,646,928	0.7	130,500,506
QUALCOMM, Inc.	1,834,065	0.8	144,359,256
Other Securities		1.7	326,776,505

		6.2	1,172,507,626

Telecommunication Services 2.4%
AT&T, Inc.	5,672,236	1.1	202,498,825
Verizon Communications, Inc.	4,491,378	1.1	209,882,094
Other Securities		0.2	34,491,985

		2.4	446,872,904

Transportation 1.9%
Union Pacific Corp.	492,175	0.5	93,724,885
Other Securities		1.4	269,694,850

		1.9	363,419,735

Utilities 3.1%
Other Securities		3.1	578,698,200

Total Common Stock
(Cost $10,549,726,052)			18,226,492,414

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.7% of net assets

Time Deposits 2.5%
Wells Fargo
0.03%, 05/01/14	398,692,850	2.1	398,692,850
Other Securities		0.4	73,007,633

		2.5	471,700,483

U.S. Treasury Obligations 0.2%
Other Securities		0.2	29,997,958

Total Short-Term Investments
(Cost $501,698,441)			501,698,441

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	14,846,312	0.1	14,846,312

Total Collateral Invested for Securities on Loan
(Cost $14,846,312)			14,846,312

End of Collateral Invested for Securities on Loan.

At 04/30/14, tax basis cost of the fund’s investments was $11,093,131,863 and the unrealized appreciation and depreciation were $8,118,138,549 and ($483,079,557), respectively, with a net unrealized appreciation of $7,635,058,992.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $14,879,804.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

See financial notes 15

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	5,500	516,422,500	9,564,070

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$18,226,492,414	$—	$—	$18,226,492,414
Short-Term Investments[1]	—	501,698,441	—	501,698,441

Total	$18,226,492,414	$501,698,441	$—	$18,728,190,855

Other Financial Instruments
Collateral Invested for Securities on Loan	$14,846,312	$—	$—	$14,846,312
Futures Contracts[2]	9,564,070	—	—	9,564,070

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

16 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $16,522,060)		$33,654,276
Investments in unaffiliated issuers, at value (cost $11,034,902,433) including securities on loan of $14,879,804	+	18,694,536,579

Total investments, at value (cost $11,051,424,493)		18,728,190,855
Collateral invested for securities on loan		14,846,312
Receivables:
Investments sold		28,224,627
Fund shares sold		33,950,792
Dividends		16,861,129
Variation margin on futures contracts		1,610,116
Income from securities on loan		26,943
Interest		393
Prepaid expenses	+	144,184

Total assets		18,823,855,351

Liabilities

Collateral held for securities on loan		14,846,312
Payables:
Investments bought		16,248,355
Investment adviser and administrator fees		92,827
Shareholder service fees		35,968
Fund shares redeemed		19,715,282
Accrued expenses	+	280,757

Total liabilities		51,219,501

Net Assets

Total assets		18,823,855,351
Total liabilities	−	51,219,501

Net assets		$18,772,635,850

Net Assets by Source
Capital received from investors		11,334,250,739
Net investment income not yet distributed		107,556,071
Net realized capital losses		(355,501,392)
Net unrealized capital appreciation		7,686,330,432

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$18,772,635,850		634,749,898		$29.57

See financial notes 17

 Schwab S&P 500 Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$147,886
Dividends received from unaffiliated issuers		181,272,135
Interest		75,352
Securities on loan	+	103,431

Total investment income		181,598,804

Expenses

Investment adviser and administrator fees		5,351,809
Shareholder service fees		1,718,505
Portfolio accounting fees		187,818
Transfer agent fees		185,500
Shareholder reports		165,998
Custodian fees		147,400
Registration fees		90,786
Independent trustees’ fees		46,725
Professional fees		44,649
Index fee		37,379
Other expenses	+	165,757

Total expenses		8,142,326
Expense reduction by CSIM and its affiliates	−	185,500

Net expenses	−	7,956,826

Net investment income		173,641,978

Realized and Unrealized Gains (Losses)

Net realized losses on unaffiliated investments		(50,404,108)
Net realized gains on futures contracts	+	39,704,300

Net realized losses		(10,699,808)
Net change in unrealized appreciation (depreciation) on affiliated issuer		4,736,667
Net change in unrealized appreciation (depreciation) on unaffiliated investments		1,266,246,993
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,387,033)

Net change in unrealized appreciation (depreciation)	+	1,269,596,627

Net realized and unrealized gains		1,258,896,819

Increase in net assets resulting from operations		$1,432,538,797

18 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$173,641,978	$311,029,585
Net realized gains (losses)		(10,699,808)	53,530,089
Net change in unrealized appreciation (depreciation)	+	1,269,596,627	3,166,704,651

Increase in net assets from operations		1,432,538,797	3,531,264,325

Distributions to Shareholders

Distributions from net investment income		($297,103,536)	($278,278,089)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		69,737,443	$1,997,823,716	155,380,507	$3,830,088,605
Shares reinvested		7,894,318	218,593,671	11,251,940	248,330,312
Shares redeemed	+	(59,295,853)	(1,700,255,422)	(117,760,806)	(2,897,316,141)

Net transactions in fund shares		18,335,908	$516,161,965	48,871,641	$1,181,102,776

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		616,413,990	$17,121,038,624	567,542,349	$12,686,949,612
Total increase	+	18,335,908	1,651,597,226	48,871,641	4,434,089,012

End of period		634,749,898	$18,772,635,850	616,413,990	$17,121,038,624

Net investment income not yet distributed			$107,556,071		$231,017,629

See financial notes 19

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	48.31		40.23	37.44	35.79	31.00	28.69

Income (loss) from investment operations:
Net investment income (loss)	0.41	[2]	0.81 [2]	0.71 [2]	0.62 [2]	0.57 [2]	0.54	[2]
Net realized and unrealized gains (losses)	3.31		9.74	4.32	2.07	4.80	2.41

Total from investment operations	3.72		10.55	5.03	2.69	5.37	2.95
Less distributions:
Distributions from net investment income	(0.75)		(0.81)	(0.72)	(0.57)	(0.58)	(0.64)
Distributions from net realized gains	(1.50)		(1.66)	(1.52)	(0.47)	—	—

Total distributions	(2.25)		(2.47)	(2.24)	(1.04)	(0.58)	(0.64)

Net asset value at end of period	49.78		48.31	40.23	37.44	35.79	31.00

Total return (%)	8.00	[3]	27.85	14.38	7.60	17.51	10.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.29	0.29	0.29	0.29	0.38	[5]
Gross operating expenses	0.33	[4]	0.34	0.34	0.34	0.35	0.44
Net investment income (loss)	1.69	[4]	1.87	1.85	1.64	1.71	1.96
Portfolio turnover rate	2	[3]	4	4	5	5	4
Net assets, end of period ($ x 1,000,000)	6,178		5,887	4,848	4,552	4,575	4,279

* Unaudited.
1 Effective September 18, 2009, the Select Share class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

20 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,968,379,173	6,153,539,781
0.7%	Other Investment Company	44,979,602	44,979,602
0.1%	Short-Term Investment	2,579,839	2,579,839

100.4%	Total Investments	2,015,938,614	6,201,099,222
0.3%	Collateral Invested for Securities on Loan	21,473,000	21,473,000
(0.7%)	Other Assets and Liabilities, Net		(44,305,219)

100.0%	Net Assets		6,178,267,003

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.3%
Other Securities		1.3	80,871,063

Banks 5.6%
Bank of America Corp.	3,383,941	0.8	51,232,867
Citigroup, Inc.	975,256	0.8	46,724,515
JPMorgan Chase & Co.	1,212,578	1.1	67,880,116
Wells Fargo & Co.	1,532,396	1.2	76,068,138
Other Securities		1.7	105,559,721

		5.6	347,465,357

Capital Goods 8.5%
3M Co.	201,554	0.4	28,034,146
General Electric Co.	3,212,602	1.4	86,386,868
The Boeing Co.	217,589	0.5	28,073,333
United Technologies Corp.	270,303	0.5	31,984,954
Other Securities		5.7	349,558,830

		8.5	524,038,131

Commercial & Professional Supplies 0.8%
Other Securities		0.8	52,104,047

Consumer Durables & Apparel 1.5%
Other Securities		1.5	89,327,044

Consumer Services 2.0%
McDonald’s Corp.	318,736	0.5	32,313,456
Other Securities		1.5	91,489,792

		2.0	123,803,248

Diversified Financials 4.7%
American Express Co.	294,377	0.4	25,737,381
Berkshire Hathaway, Inc., Class B *	575,312	1.2	74,128,951
The Charles Schwab Corp. (a)	367,065	0.2	9,745,576
Other Securities		2.9	179,922,197

		4.7	289,534,105

Energy 10.2%
Chevron Corp.	611,337	1.2	76,735,020
ConocoPhillips	390,966	0.5	29,052,683
Exxon Mobil Corp.	1,383,663	2.3	141,700,928
Occidental Petroleum Corp.	254,516	0.4	24,369,907
Schlumberger Ltd.	417,347	0.7	42,381,588
Other Securities		5.1	313,167,854

		10.2	627,407,980

Food & Staples Retailing 2.1%
CVS Caremark Corp.	380,011	0.4	27,634,400
Wal-Mart Stores, Inc.	520,227	0.7	41,467,294
Other Securities		1.0	61,330,853

		2.1	130,432,547

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	635,805	0.4	25,502,138
PepsiCo, Inc.	487,485	0.7	41,870,087
Philip Morris International, Inc.	507,565	0.7	43,361,278
The Coca-Cola Co.	1,213,848	0.8	49,512,860
Other Securities		2.2	136,150,504

		4.8	296,396,867

Health Care Equipment & Services 4.2%
Other Securities		4.2	258,130,813

Household & Personal Products 2.0%
The Procter & Gamble Co.	868,219	1.1	71,671,478
Other Securities		0.9	53,791,069

		2.0	125,462,547

Insurance 3.1%
American International Group, Inc.	472,176	0.4	25,086,711
Other Securities		2.7	167,353,756

		3.1	192,440,467

Materials 3.8%
Other Securities		3.8	232,074,497

See financial notes 21

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.6%
Comcast Corp., Class A	837,923	0.7	43,370,894
The Walt Disney Co.	519,260	0.7	41,198,088
Other Securities		2.2	138,089,123

		3.6	222,658,105

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	508,646	0.4	26,490,284
Amgen, Inc.	240,902	0.5	26,920,798
Bristol-Myers Squibb Co.	526,739	0.4	26,384,357
Gilead Sciences, Inc. *	492,444	0.6	38,651,930
Johnson & Johnson	907,287	1.5	91,899,100
Merck & Co., Inc.	939,218	0.9	55,000,606
Pfizer, Inc.	2,043,851	1.0	63,931,659
Other Securities		3.3	203,718,098

		8.6	532,996,832

Real Estate 3.2%
Other Securities		3.2	197,660,428

Retailing 4.0%
Amazon.com, Inc. *	119,341	0.6	36,295,178
The Home Depot, Inc.	451,735	0.6	35,917,450
Other Securities		2.8	177,269,241

		4.0	249,481,869

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	1,597,980	0.7	42,650,086
Other Securities		1.5	90,014,926

		2.2	132,665,012

Software & Services 9.9%
Facebook, Inc., Class A *	547,600	0.5	32,735,528
Google, Inc., Class A *	90,388	0.8	48,346,733
Google, Inc., Class C *	90,388	0.8	47,603,744
International Business Machines Corp.	313,440	1.0	61,581,557
Microsoft Corp.	2,418,738	1.6	97,717,015
Oracle Corp.	1,108,910	0.7	45,332,241
Visa, Inc., Class A	163,700	0.5	33,167,257
Other Securities		4.0	244,422,415

		9.9	610,906,490

Technology Hardware & Equipment 5.9%
Apple, Inc.	285,618	2.7	168,540,326
Cisco Systems, Inc.	1,649,415	0.6	38,117,981
QUALCOMM, Inc.	542,678	0.7	42,714,185
Other Securities		1.9	117,481,969

		5.9	366,854,461

Telecommunication Services 2.3%
AT&T, Inc.	1,667,277	0.9	59,521,789
Verizon Communications, Inc.	1,324,157	1.0	61,877,857
Other Securities		0.4	22,452,656

		2.3	143,852,302

Transportation 2.1%
Union Pacific Corp.	145,662	0.4	27,738,415
Other Securities		1.7	103,777,813

		2.1	131,516,228

Utilities 3.2%
Other Securities		3.2	195,459,341

Total Common Stock
(Cost $1,968,379,173)			6,153,539,781

Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	44,979,602	0.7	44,979,602

Total Other Investment Company
(Cost $44,979,602)			44,979,602

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	2,579,839

Total Short-Term Investment
(Cost $2,579,839)			2,579,839

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	21,473,000	0.3	21,473,000

Total Collateral Invested for Securities on Loan
(Cost $21,473,000)			21,473,000

End of Collateral Invested for Securities on Loan.

At 04/30/14, tax basis cost of the fund’s investments was $1,994,876,427 and the unrealized appreciation and depreciation were $4,232,768,822 and ($26,546,027), respectively, with a net unrealized appreciation of $4,206,222,795.

22 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,843,096.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	220	20,656,900	296,777

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$6,153,539,781	$—	$—	$6,153,539,781
Other Investment Company[1]	44,979,602	—	—	44,979,602
Short-Term Investment[1]	—	2,579,839	—	2,579,839

Total	$6,198,519,383	$2,579,839	$—	$6,201,099,222

Other Financial Instruments
Collateral Invested for Securities on Loan	$21,473,000	$—	$—	$21,473,000
Futures Contracts[2]	296,777	—	—	296,777

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 23

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,803,228)		$9,745,576
Investments in unaffiliated issuers, at value (cost $2,014,135,386) including securities on loan of $25,843,096	+	6,191,353,646

Total investments, at value (cost $2,015,938,614)		6,201,099,222
Collateral invested for securities on loan		21,473,000
Receivables:
Investments sold		4,409,456
Dividends		5,239,770
Fund shares sold		2,238,389
Variation margin on futures contracts		163,274
Income from securities on loan		52,432
Prepaid expenses	+	79,460

Total assets		6,234,755,003

Liabilities

Collateral held for securities on loan		21,473,000
Payables:
Investment adviser and administrator fees		92,772
Shareholder service fees		55,458
Independent trustees’ fees		1,164
Fund shares redeemed		34,736,311
Accrued expenses	+	129,295

Total liabilities		56,488,000

Net Assets

Total assets		6,234,755,003
Total liabilities	−	56,488,000

Net assets		$6,178,267,003

Net Assets by Source
Capital received from investors		1,843,328,828
Net investment income not yet distributed		31,239,147
Net realized capital gains		118,241,643
Net unrealized capital appreciation		4,185,457,385

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$6,178,267,003		124,114,245		$49.78

24 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$44,048
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $1,759)		59,419,396
Interest		529
Securities on loan	+	269,457

Total investment income		59,733,430

Expenses

Investment adviser and administrator fees		6,719,013
Shareholder service fees		2,921,014
Shareholder reports		86,871
Portfolio accounting fees		80,783
Custodian fees		51,572
Transfer agent fees		45,748
Professional fees		29,705
Independent trustees’ fees		26,216
Registration fees		21,165
Interest expense		176
Other expenses	+	58,745

Total expenses		10,041,008
Expense reduction by CSIM and its affiliates	−	1,304,921

Net expenses	−	8,736,087

Net investment income		50,997,343

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		90,947,120
Net realized gains on futures contracts	+	6,577,236

Net realized gains		97,524,356
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,431,554
Net change in unrealized appreciation (depreciation) on unaffiliated investments		318,146,407
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,012,686)

Net change in unrealized appreciation (depreciation)	+	317,565,275

Net realized and unrealized gains		415,089,631

Increase in net assets resulting from operations		$466,086,974

See financial notes 25

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$50,997,343	$99,492,905
Net realized gains		97,524,356	178,811,471
Net change in unrealized appreciation (depreciation)	+	317,565,275	1,026,638,598

Increase in net assets from operations		466,086,974	1,304,942,974

Distributions to Shareholders

Distributions from net investment income		(91,043,881)	(96,597,152)
Distributions from net realized gains	+	(182,379,726)	(197,828,775)

Total distributions		($273,423,607)	($294,425,927)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,323,561	$210,008,414	9,372,908	$400,294,068
Shares reinvested		5,073,441	236,878,978	6,695,843	255,781,218
Shares redeemed	+	(7,143,869)	(348,515,356)	(14,700,117)	(627,358,330)

Net transactions in fund shares		2,253,133	$98,372,036	1,368,634	$28,716,956

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,861,112	$5,887,231,600	120,492,478	$4,847,997,597
Total increase	+	2,253,133	291,035,403	1,368,634	1,039,234,003

End of period		124,114,245	$6,178,267,003	121,861,112	$5,887,231,600

Net investment income not yet distributed			$31,239,147		$71,285,685

26 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	27.62		21.26	20.55	19.18	15.14	13.85

Income (loss) from investment operations:
Net investment income (loss)	0.19	[2]	0.42 [2]	0.33 [2]	0.25 [2]	0.22 [2]	0.18	[2]
Net realized and unrealized gains (losses)	0.61		6.94	1.89	1.37	3.97	1.40

Total from investment operations	0.80		7.36	2.22	1.62	4.19	1.58
Less distributions:
Distributions from net investment income	(0.31)		(0.50)	(0.35)	(0.20)	(0.15)	(0.29)
Distributions from net realized gains	(1.29)		(0.50)	(1.16)	(0.05)	—	—

Total distributions	(1.60)		(1.00)	(1.51)	(0.25)	(0.15)	(0.29)

Net asset value at end of period	26.82		27.62	21.26	20.55	19.18	15.14

Total return (%)	3.04	[3]	36.23	11.87	8.45	27.85	11.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[4]	0.17	0.17	0.19	0.19	0.28	[5]
Gross operating expenses	0.20	[4]	0.20	0.21	0.19	0.20	0.33
Net investment income (loss)	1.43	[4]	1.76	1.63	1.18	1.23	1.41
Portfolio turnover rate	1	[3]	11	41 [6]	26	33	26
Net assets, end of period ($ x 1,000,000)	2,518		2,351	1,675	1,502	1,406	1,142

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
6 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Common Stock	1,658,448,442	2,422,381,678
0.0%	Rights	213,444	213,444
0.0%	Warrants	—	—
3.3%	Short-Term Investments	81,905,229	81,905,229

99.5%	Total Investments	1,740,567,115	2,504,500,351
4.9%	Collateral Invested for Securities on Loan	122,988,021	122,988,021
(4.4%)	Other Assets and Liabilities, Net		(109,646,051)

100.0%	Net Assets		2,517,842,321

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 96.2% of net assets

Automobiles & Components 1.1%
Dana Holding Corp.	236,000	0.2	4,996,120
Tenneco, Inc. *	92,000	0.2	5,508,040
Other Securities		0.7	16,749,818

		1.1	27,253,978

Banks 8.5%
FirstMerit Corp.	246,215	0.2	4,774,109
PacWest Bancorp	139,751	0.2	5,501,997
Prosperity Bancshares, Inc.	97,100	0.2	5,728,900
Other Securities		7.9	197,400,604

		8.5	213,405,610

Capital Goods 9.0%
Acuity Brands, Inc.	64,400	0.3	8,022,308
EMCOR Group, Inc.	99,500	0.2	4,576,005
EnerSys, Inc.	71,178	0.2	4,810,209
Esterline Technologies Corp. *	47,000	0.2	5,123,940
Generac Holdings, Inc.	77,300	0.2	4,551,424
HEICO Corp.	100,206	0.2	5,543,396
Teledyne Technologies, Inc. *	55,300	0.2	5,135,158
The Middleby Corp. *	28,252	0.3	7,133,065
Woodward, Inc.	102,600	0.2	4,599,558
Other Securities		7.0	176,174,597

		9.0	225,669,660

Commercial & Professional Supplies 3.3%
Other Securities		3.3	83,547,809

Consumer Durables & Apparel 2.8%
Brunswick Corp.	134,200	0.2	5,393,498
Kate Spade & Co. *	189,400	0.2	6,585,438
Other Securities		2.4	59,828,041

		2.8	71,806,977

Consumer Services 3.5%
Other Securities		3.5	88,308,081

Diversified Financials 3.5%
Prospect Capital Corp.	465,800	0.2	5,035,298
Other Securities		3.3	84,364,430

		3.5	89,399,728

Energy 5.9%
Kodiak Oil & Gas Corp. *	393,800	0.2	5,005,198
Targa Resources Corp.	48,900	0.2	5,280,711
Other Securities		5.5	137,660,108

		5.9	147,946,017

Food & Staples Retailing 1.2%
Rite Aid Corp. *	1,101,900	0.3	8,043,870
United Natural Foods, Inc. *	72,982	0.2	5,037,947
Other Securities		0.7	17,934,533

		1.2	31,016,350

Food, Beverage & Tobacco 2.0%
Darling International, Inc. *	234,700	0.2	4,696,347
The Hain Celestial Group, Inc. *	57,331	0.2	4,931,613
Other Securities		1.6	40,991,955

		2.0	50,619,915

Health Care Equipment & Services 6.5%
Align Technology, Inc. *	108,700	0.2	5,477,393
athenahealth, Inc. *	54,500	0.3	6,738,380
Centene Corp. *	81,592	0.2	5,417,709
HealthSouth Corp.	129,800	0.2	4,496,272
Team Health Holdings, Inc. *	102,300	0.2	4,959,504
Other Securities		5.4	135,661,696

		6.5	162,750,954

Household & Personal Products 0.4%
Other Securities		0.4	11,116,737

Insurance 2.3%
CNO Financial Group, Inc.	334,600	0.2	5,771,850
Other Securities		2.1	52,749,335

		2.3	58,521,185

28 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.7%
Axiall Corp.	104,700	0.2	4,879,020
PolyOne Corp.	144,554	0.2	5,416,438
Other Securities		4.3	108,723,908

		4.7	119,019,366

Media 1.3%
Other Securities		1.3	31,849,110

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
InterMune, Inc. *	146,800	0.2	4,709,344
Questcor Pharmaceuticals, Inc.	77,500	0.2	6,368,950
Other Securities		5.5	138,148,107

		5.9	149,226,401

Real Estate 8.3%
American Realty Capital Properties, Inc.	702,700	0.4	9,198,343
Highwoods Properties, Inc.	133,900	0.2	5,402,865
LaSalle Hotel Properties	156,426	0.2	5,174,572
NorthStar Realty Finance Corp.	488,600	0.3	7,827,372
RLJ Lodging Trust	186,300	0.2	4,968,621
Other Securities		7.0	176,317,756

		8.3	208,889,529

Retailing 3.8%
Other Securities		3.8	94,753,881

Semiconductors & Semiconductor Equipment 3.6%
SunEdison, Inc. *	402,400	0.3	7,738,152
Other Securities		3.3	82,159,817

		3.6	89,897,969

Software & Services 8.2%
Aspen Technology, Inc. *	140,300	0.2	6,031,497
CoStar Group, Inc. *	42,675	0.3	6,865,981
PTC, Inc. *	178,800	0.2	6,324,156
The Ultimate Software Group, Inc. *	40,900	0.2	4,892,867
WEX, Inc. *	57,976	0.2	5,563,957
Other Securities		7.1	178,174,819

		8.2	207,853,277

Technology Hardware & Equipment 4.7%
ARRIS Group, Inc. *	172,860	0.2	4,509,917
Belden, Inc.	66,300	0.2	4,893,603
FEI Co.	62,400	0.2	4,962,048
Other Securities		4.1	104,024,308

		4.7	118,389,876

Telecommunication Services 0.7%
Other Securities		0.7	16,710,190

Transportation 1.8%
Spirit Airlines, Inc. *	90,600	0.2	5,149,704
Other Securities		1.6	39,728,947

		1.8	44,878,651

Utilities 3.2%
Cleco Corp.	90,600	0.2	4,761,030
Other Securities		3.0	74,789,397

		3.2	79,550,427

Total Common Stock
(Cost $1,658,448,442)			2,422,381,678

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	213,444

Total Rights
(Cost $213,444)			213,444

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.1%
DNB
0.03%, 05/01/14	74,674,338	3.0	74,674,338
Other Securities		0.1	3,231,163

		3.1	77,905,501

U.S. Treasury Obligations 0.2%
Other Securities		0.2	3,999,728

Total Short-Term Investments
(Cost $81,905,229)			81,905,229

End of Investments.

See financial notes 29

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 4.9% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	122,988,021	4.9	122,988,021

Total Collateral Invested for Securities on Loan
(Cost $122,988,021)			122,988,021

End of Collateral Invested for Securities on Loan.

At 04/30/14 tax basis cost of the fund’s investments was $1,748,601,497 and the unrealized appreciation and depreciation were $874,737,824 and ($118,838,970), respectively, with a net unrealized appreciation of $755,898,854.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $213,444 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $119,586,498.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	810	91,011,600	(2,559,487)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,422,381,678	$—	$—	$2,422,381,678
Rights[1]	—	—	213,444	213,444
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	81,905,229	—	81,905,229

Total	$2,422,381,678	$81,905,229	$213,444	$2,504,500,351

Other Financial Instruments
Collateral Invested for Securities on Loan	$122,988,021	$—	$—	$122,988,021

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,559,487)	$—	$—	($2,559,487)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

30 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$213,444	$—	$—	$—	$213,444

Total	$—	$—	$—	$213,444	$—	$—	$—	$213,444

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 31

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $1,740,567,115) including securities on loan of $119,586,498		$2,504,500,351
Collateral invested for securities on loan		122,988,021
Receivables:
Investments sold		1,868,075
Fund shares sold		16,602,357
Dividends		975,401
Variation margin on futures contracts		504,799
Income from securities on loan		344,957
Receivable from investment adviser		623
Interest		65
Prepaid expenses	+	23,571

Total assets		2,647,808,220

Liabilities

Collateral held for securities on loan		122,988,021
Payables:
Investments bought		5,851,560
Investment adviser and administrator fees		23,550
Shareholder service fees		5,048
Fund shares redeemed		929,451
Accrued expenses	+	168,269

Total liabilities		129,965,899

Net Assets

Total assets		2,647,808,220
Total liabilities	−	129,965,899

Net assets		$2,517,842,321

Net Assets by Source
Capital received from investors		1,725,990,449
Net investment income not yet distributed		9,379,527
Net realized capital gains		21,098,570
Net unrealized capital appreciation		761,373,775

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,517,842,321		93,884,820		$26.82

32 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $9,035)		$17,587,064
Interest		12,510
Securities on loan	+	2,100,839

Total investment income		19,700,413

Expenses

Investment adviser and administrator fees		1,847,629
Shareholder service fees		239,778
Index fee		159,276
Shareholder reports		67,648
Portfolio accounting fees		52,030
Registration fees		30,519
Transfer agent fees		29,877
Professional fees		22,770
Custodian fees		22,578
Independent trustees’ fees		9,012
Other expenses	+	22,931

Total expenses		2,504,048
Expense reduction by CSIM and its affiliates	−	410,068

Net expenses	−	2,093,980

Net investment income		17,606,433

Realized and Unrealized Gains (Losses)

Net realized gains on investments		24,787,656
Net realized gains on futures contracts		7,401,687
Net realized losses on foreign currency transactions	+	(202)

Net realized gains		32,189,141
Net change in unrealized appreciation (depreciation) on investments		26,089,836
Net change in unrealized appreciation (depreciation) on futures contracts		(5,714,948)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	17

Net change in unrealized appreciation (depreciation)	+	20,374,905

Net realized and unrealized gains		52,564,046

Increase in net assets resulting from operations		$70,170,479

See financial notes 33

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$17,606,433	$35,040,608
Net realized gains		32,189,141	103,525,565
Net change in unrealized appreciation (depreciation)	+	20,374,905	474,902,335

Increase in net assets from operations		70,170,479	613,468,508

Distributions to Shareholders

Distributions from net investment income		(26,168,327)	(39,112,389)
Distributions from net realized gains	+	(110,361,333)	(39,238,431)

Total distributions		($136,529,660)	($78,350,820)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,108,822	$277,418,798	17,519,506	$419,420,964
Shares reinvested		4,440,568	116,032,036	3,540,194	72,432,373
Shares redeemed	+	(5,810,211)	(160,602,496)	(14,685,439)	(350,359,363)

Net transactions in fund shares		8,739,179	$232,848,338	6,374,261	$141,493,974

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,145,641	$2,351,353,164	78,771,380	$1,674,741,502
Total increase	+	8,739,179	166,489,157	6,374,261	676,611,662

End of period		93,884,820	$2,517,842,321	85,145,641	$2,351,353,164

Net investment income not yet distributed			$9,379,527		$17,941,421

34 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	32.53		25.80	22.92	21.57	18.50	17.08

Income (loss) from investment operations:
Net investment income (loss)	0.30		0.57	0.47	0.41	0.37	0.24
Net realized and unrealized gains (losses)	2.19		6.70	2.83	1.33	3.02	1.55

Total from investment operations	2.49		7.27	3.30	1.74	3.39	1.79
Less distributions:
Distributions from net investment income	(0.51)		(0.54)	(0.42)	(0.39)	(0.32)	(0.37)
Distributions from net realized gains	(0.15)		—	—	—	—	—

Total distributions	(0.66)		(0.54)	(0.42)	(0.39)	(0.32)	(0.37)

Net asset value at end of period	34.36		32.53	25.80	22.92	21.57	18.50

Total return (%)	7.77	[2]	28.76	14.71	8.14	18.53	10.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.09	0.21 [4]
Gross operating expenses	0.10	[3]	0.10	0.10	0.11	0.11	0.28
Net investment income (loss)	1.85	[3]	2.02	2.02	1.79	1.85	2.02
Portfolio turnover rate	0	[2,5]	2	3	1	3	5
Net assets, end of period ($ x 1,000,000)	3,631		3,183	2,240	1,747	1,470	1,205

* Unaudited.
1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Less than 1%.

See financial notes 35

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	2,186,360,928	3,522,081,897
0.0%	Rights	32,982	32,760
0.0%	Warrants	—	—
2.8%	Short-Term Investments	101,893,219	101,893,219

99.8%	Total Investments	2,288,287,129	3,624,007,876
0.7%	Collateral Invested for Securities on Loan	26,681,531	26,681,531
(0.5%)	Other Assets and Liabilities, Net		(19,603,489)

100.0%	Net Assets		3,631,085,918

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.0% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	45,014,329

Banks 5.8%
Bank of America Corp.	1,783,756	0.7	27,006,066
Citigroup, Inc.	512,528	0.7	24,555,216
JPMorgan Chase & Co.	639,144	1.0	35,779,281
Wells Fargo & Co.	808,206	1.1	40,119,346
Other Securities		2.3	83,037,153

		5.8	210,497,062

Capital Goods 8.2%
3M Co.	105,600	0.4	14,687,904
General Electric Co.	1,693,466	1.2	45,537,301
The Boeing Co.	115,500	0.4	14,901,810
United Technologies Corp.	142,168	0.5	16,822,739
Other Securities		5.7	205,907,882

		8.2	297,857,636

Commercial & Professional Supplies 1.0%
Other Securities		1.0	37,447,254

Consumer Durables & Apparel 1.5%
Other Securities		1.5	54,963,788

Consumer Services 2.1%
McDonald’s Corp.	167,109	0.5	16,941,510
Other Securities		1.6	59,608,341

		2.1	76,549,851

Diversified Financials 4.4%
American Express Co.	154,250	0.4	13,486,077
Berkshire Hathaway, Inc., Class B *	303,874	1.1	39,154,165
The Charles Schwab Corp. (a)	197,326	0.1	5,239,005
Other Securities		2.8	100,772,860

		4.4	158,652,107

Energy 9.6%
Chevron Corp.	322,239	1.1	40,447,439
ConocoPhillips	206,923	0.4	15,376,448
Exxon Mobil Corp.	729,434	2.1	74,701,336
Occidental Petroleum Corp.	134,720	0.4	12,899,440
Schlumberger Ltd.	220,660	0.6	22,408,023
Other Securities		5.0	182,252,011

		9.6	348,084,697

Food & Staples Retailing 2.0%
CVS Caremark Corp.	199,590	0.4	14,514,185
Wal-Mart Stores, Inc.	273,100	0.6	21,768,801
Other Securities		1.0	34,814,260

		2.0	71,097,246

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	336,400	0.4	13,493,004
PepsiCo, Inc.	256,958	0.6	22,070,123
Philip Morris International, Inc.	267,600	0.6	22,861,068
The Coca-Cola Co.	639,600	0.7	26,089,284
Other Securities		2.1	76,350,238

		4.4	160,863,717

Health Care Equipment & Services 4.2%
Other Securities		4.2	153,676,884

Household & Personal Products 1.9%
The Procter & Gamble Co.	457,615	1.1	37,776,118
Other Securities		0.8	29,550,652

		1.9	67,326,770

Insurance 3.1%
American International Group, Inc.	247,096	0.4	13,128,210
Other Securities		2.7	97,818,854

		3.1	110,947,064

Materials 3.8%
Other Securities		3.8	137,520,303

36 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.3%
Comcast Corp., Class A	440,004	0.6	22,774,607
The Walt Disney Co.	274,993	0.6	21,817,945
Other Securities		2.1	76,127,422

		3.3	120,719,974

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	268,105	0.4	13,962,908
Amgen, Inc.	127,468	0.4	14,244,549
Bristol-Myers Squibb Co.	277,550	0.4	13,902,480
Gilead Sciences, Inc. *	259,680	0.6	20,382,283
Johnson & Johnson	477,470	1.3	48,362,936
Merck & Co., Inc.	496,370	0.8	29,067,427
Pfizer, Inc.	1,077,401	0.9	33,701,103
Other Securities		3.4	123,900,754

		8.2	297,524,440

Real Estate 3.6%
Other Securities		3.6	130,037,439

Retailing 4.0%
Amazon.com, Inc. *	62,800	0.5	19,099,364
The Home Depot, Inc.	237,670	0.5	18,897,142
Other Securities		3.0	107,525,330

		4.0	145,521,836

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	839,232	0.6	22,399,102
Other Securities		1.6	58,042,196

		2.2	80,441,298

Software & Services 9.4%
Facebook, Inc., Class A *	288,400	0.5	17,240,552
Google, Inc., Class A *	47,665	0.7	25,495,055
Google, Inc., Class C *	47,665	0.7	25,103,249
International Business Machines Corp.	165,210	0.9	32,458,809
Microsoft Corp.	1,274,950	1.4	51,507,980
Oracle Corp.	584,549	0.6	23,896,363
Visa, Inc., Class A	85,600	0.5	17,343,416
Other Securities		4.1	148,966,618

		9.4	342,012,042

Technology Hardware & Equipment 5.8%
Apple, Inc.	150,600	2.5	88,867,554
Cisco Systems, Inc.	869,509	0.6	20,094,353
QUALCOMM, Inc.	285,400	0.6	22,463,834
Other Securities		2.1	77,822,226

		5.8	209,247,967

Telecommunication Services 2.2%
AT&T, Inc.	878,856	0.9	31,375,159
Verizon Communications, Inc.	698,972	0.9	32,662,962
Other Securities		0.4	14,112,541

		2.2	78,150,662

Transportation 2.0%
Union Pacific Corp.	76,900	0.4	14,644,067
Other Securities		1.6	59,828,568

		2.0	74,472,635

Utilities 3.1%
Other Securities		3.1	113,454,896

Total Common Stock
(Cost $2,186,360,928)			3,522,081,897

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	32,760

Total Rights
(Cost $32,982)			32,760

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 2.8% of net assets

Time Deposit 2.6%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/14	95,893,627	2.6	95,893,627

U.S. Treasury Obligation 0.2%
Other Securities		0.2	5,999,592

Total Short-Term Investments
(Cost $101,893,219)			101,893,219

End of Investments.

See financial notes 37

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	26,681,531	0.7	26,681,531

Total Collateral Invested for Securities on Loan
(Cost $26,681,531)			26,681,531

End of Collateral Invested for Securities on Loan.

At 04/30/14 tax basis cost of the fund’s investments was $2,302,453,550 and the unrealized appreciation and depreciation were $1,391,997,727 and ($70,443,401), respectively, with a net unrealized appreciation of $1,321,554,326.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $26,212,591.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.
(g)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

			Unrealized
		Contract	Appreciation
	Number of	Value	(Depreciation)
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	140	15,730,400	(387,687)
S&P 500 Index, e-mini, Long, expires 06/20/14	960	90,139,200	1,414,538

Net Unrealized Appreciation			1,026,851

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,522,081,897	$—	$—	$3,522,081,897
Rights[1]	—	—	32,760	32,760
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	101,893,219	—	101,893,219

Total	$3,522,081,897	$101,893,219	$32,760	$3,624,007,876

Other Financial Instruments
Collateral Invested for Securities on Loan	$26,681,531	$—	$—	$26,681,531
Futures Contracts[2]	1,414,538	—	—	1,414,538

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($387,687)	$—	$—	($387,687)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$32,760	$—	$—	$—	$32,760

Total	$—	$—	$—	$32,760	$—	$—	$—	$32,760

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 39

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $3,791,179)		$5,239,005
Investments in unaffiliated issuers, at value (cost $2,284,495,950) including securities on loan of $26,212,591	+	3,618,768,871

Total investments, at value (cost $2,288,287,129)		3,624,007,876
Collateral invested for securities on loan		26,681,531
Receivables:
Investments sold		2,731,383
Fund shares sold		4,014,474
Dividends		2,868,059
Variation margin on futures contracts		369,725
Income from securities on loan		66,654
Interest		80
Prepaid expenses	+	25,664

Total assets		3,660,765,446

Liabilities

Collateral held for securities on loan		26,681,531
Payables:
Investment adviser and administrator fees		17,157
Shareholder service fees		7,754
Fund shares redeemed		2,901,999
Accrued expenses	+	71,087

Total liabilities		29,679,528

Net Assets

Total assets		3,660,765,446
Total liabilities	−	29,679,528

Net assets		$3,631,085,918

Net Assets by Source
Capital received from investors		2,275,969,005
Net investment income not yet distributed		20,811,481
Net realized capital losses		(2,442,166)
Net unrealized capital appreciation		1,336,747,598

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$3,631,085,918		105,672,883		$34.36

40 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$22,437
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $919)		32,563,922
Interest		13,479
Securities on loan	+	363,101

Total investment income		32,962,939

Expenses

Investment adviser and administrator fees		1,018,417
Shareholder service fees		327,012
Portfolio accounting fees		62,909
Shareholder reports		46,966
Transfer agent fees		43,940
Registration fees		40,239
Custodian fees		33,159
Professional fees		24,789
Independent trustees’ fees		11,121
Other expenses	+	30,671

Total expenses		1,639,223
Expense reduction by CSIM and its affiliates	−	111,598

Net expenses	−	1,527,625

Net investment income		31,435,314

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		6,681,513
Net realized gains on futures contracts	+	7,664,313

Net realized gains		14,345,826
Net change in unrealized appreciation (depreciation) on affiliated issuer		703,130
Net change in unrealized appreciation (depreciation) on unaffiliated investments		207,471,017
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,581,686)

Net change in unrealized appreciation (depreciation)	+	206,592,461

Net realized and unrealized gains		220,938,287

Increase in net assets resulting from operations		$252,373,601

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$31,435,314	$54,198,628
Net realized gains		14,345,826	18,230,467
Net change in unrealized appreciation (depreciation)	+	206,592,461	606,599,386

Increase in net assets from operations		252,373,601	679,028,481

Distributions to Shareholders

Distributions from net investment income		(50,022,427)	(47,503,974)
Distributions from net realized gains	+	(14,754,888)	—

Total distributions		($64,777,315)	($47,503,974)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,017,321	$468,560,747	26,862,706	$768,188,272
Shares reinvested		1,242,275	40,088,226	1,519,219	38,800,859
Shares redeemed	+	(7,446,363)	(248,546,232)	(17,343,333)	(494,804,875)

Net transactions in fund shares		7,813,233	$260,102,741	11,038,592	$312,184,256

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		97,859,650	$3,183,386,891	86,821,058	$2,239,678,128
Total increase	+	7,813,233	447,699,027	11,038,592	943,708,763

End of period		105,672,883	$3,631,085,918	97,859,650	$3,183,386,891

Net investment income not yet distributed			$20,811,481		$39,398,594

42 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	19.92		16.32	16.02	17.31	16.26	13.95

Income (loss) from investment operations:
Net investment income (loss)	0.39		0.49	0.57	0.57	0.48	0.37
Net realized and unrealized gains (losses)	0.52		3.69	0.33	(1.38)	1.01	2.58

Total from investment operations	0.91		4.18	0.90	(0.81)	1.49	2.95
Less distributions:
Distributions from net investment income	(0.51)		(0.58)	(0.60)	(0.48)	(0.44)	(0.64)

Net asset value at end of period	20.32		19.92	16.32	16.02	17.31	16.26

Total return (%)	4.73	[2]	26.40	6.07	(4.83)	9.31	22.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.19	0.19	0.19	0.32 [4]
Gross operating expenses	0.22	[3]	0.23	0.23	0.21	0.22	0.41
Net investment income (loss)	4.08	[3]	2.88	3.66	3.26	2.88	2.92
Portfolio turnover rate	1	[2]	5	31 [5]	10	13	21
Net assets, end of period ($ x 1,000,000)	2,499		2,205	1,415	1,375	1,471	1,369

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.

See financial notes 43

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Common Stock	1,795,245,659	2,420,335,392
0.6%	Preferred Stock	9,585,888	15,506,942
0.0%	Rights	429,850	617,551
0.0%	Warrants	—	15,968
0.4%	Other Investment Company	8,089,400	9,564,800
1.8%	Short-Term Investments	43,356,422	43,356,422

99.6%	Total Investments	1,856,707,219	2,489,397,075
1.6%	Collateral Invested for Securities on Loan	39,582,384	39,582,384
(1.2%)	Other Assets and Liabilities, Net		(29,524,528)

100.0%	Net Assets		2,499,454,931

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 96.8% of net assets

Australia 7.8%
Australia & New Zealand Banking Group Ltd.	499,603	0.7	16,066,120
BHP Billiton Ltd.	584,822	0.8	20,595,440
Commonwealth Bank of Australia	293,519	0.9	21,591,519
National Australia Bank Ltd.	427,816	0.6	14,086,858
Westpac Banking Corp.	566,132	0.7	18,543,378
Other Securities		4.1	103,263,396

		7.8	194,146,711

Austria 0.3%
Other Securities		0.3	6,602,869

Belgium 1.2%
Anheuser-Busch InBev N.V.	146,333	0.6	15,949,688
Other Securities		0.6	13,912,924

		1.2	29,862,612

Denmark 1.3%
Novo Nordisk A/S, Class B	362,601	0.7	16,457,003
Other Securities		0.6	16,278,357

		1.3	32,735,360

Finland 0.9%
Other Securities		0.9	21,463,336

France 10.2%
BNP Paribas S.A.	181,285	0.5	13,622,564
Sanofi	217,578	0.9	23,480,983
Total S.A.	389,505	1.1	27,866,807
Other Securities		7.7	191,155,264

		10.2	256,125,618

Germany 8.6%
Allianz SE - Reg’d	83,125	0.6	14,466,231
BASF SE	167,247	0.8	19,401,607
Bayer AG - Reg’d	150,580	0.8	20,936,895
Daimler AG - Reg’d	175,310	0.7	16,321,207
SAP AG	167,775	0.5	13,560,752
Siemens AG - Reg’d	144,381	0.8	19,046,775
Other Securities		4.4	110,291,414

		8.6	214,024,881

Hong Kong 2.7%
AIA Group Ltd.	2,193,200	0.4	10,666,833
Other Securities		2.3	57,271,881

		2.7	67,938,714

Ireland 0.3%
Other Securities		0.3	7,957,135

Israel 0.5%
Other Securities		0.5	12,246,563

Italy 2.6%
Eni S.p.A.	463,229	0.5	11,997,314
Other Securities		2.1	52,523,575

		2.6	64,520,889

Japan 18.5%
Honda Motor Co., Ltd.	296,839	0.4	9,850,503
Mitsubishi UFJ Financial Group, Inc.	2,321,209	0.5	12,347,657
SoftBank Corp.	174,900	0.5	13,026,201
Toyota Motor Corp.	502,303	1.1	27,138,502
Other Securities		16.0	400,064,693

		18.5	462,427,556

Netherlands 2.6%
ING Groep N.V. CVA *	699,136	0.4	9,994,047
Unilever N.V. CVA	296,626	0.5	12,719,650
Other Securities		1.7	42,102,562

		2.6	64,816,259

44 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

New Zealand 0.1%
Other Securities		0.1	3,286,806

Norway 0.8%
Other Securities		0.8	20,747,711

Portugal 0.2%
Other Securities		0.2	4,712,809

Singapore 1.4%
Other Securities		1.4	36,148,396

Spain 3.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,074,233	0.5	13,232,117
Banco Santander S.A.	2,156,646	0.9	21,449,283
Telefonica S.A.	745,834	0.5	12,516,669
Other Securities		1.6	40,395,618

		3.5	87,593,687

Sweden 3.2%
Other Securities		3.2	79,192,016

Switzerland 9.0%
Cie Financiere Richemont S.A.	95,052	0.4	9,670,591
Nestle S.A. - Reg’d	587,209	1.8	45,382,016
Novartis AG - Reg’d	418,859	1.5	36,412,459
Roche Holding AG	127,931	1.5	37,528,058
UBS AG - Reg’d *	664,575	0.5	13,898,831
Other Securities		3.3	83,065,479

		9.0	225,957,434

United Kingdom 21.1%
AstraZeneca plc	228,601	0.7	18,044,527
Barclays plc	2,785,700	0.5	11,895,058
BG Group plc	620,762	0.5	12,557,585
BHP Billiton plc	384,591	0.5	12,485,505
BP plc	3,395,901	1.1	28,671,972
British American Tobacco plc	343,981	0.8	19,863,158
Diageo plc	457,073	0.6	14,004,623
GlaxoSmithKline plc	885,286	1.0	24,460,922
Glencore Xstrata plc	1,932,125	0.4	10,425,291
HSBC Holdings plc	3,413,951	1.4	34,882,423
Lloyds Banking Group plc *	9,096,859	0.5	11,600,428
Prudential plc	466,031	0.4	10,713,636
Rio Tinto plc	231,511	0.5	12,586,716
Royal Dutch Shell plc, A Shares	702,997	1.1	27,792,423
Royal Dutch Shell plc, B Shares	451,454	0.8	19,169,183
Unilever plc	233,707	0.4	10,454,428
Vodafone Group plc	4,813,579	0.7	18,275,268
Other Securities		9.2	229,944,884

		21.1	527,828,030

Total Common Stock
(Cost $1,795,245,659)			2,420,335,392

Preferred Stock 0.6% of net assets

Germany 0.6%
Other Securities		0.6	15,429,254

United Kingdom 0.0%
Other Securities		0.0	77,688

Total Preferred Stock
(Cost $9,585,888)			15,506,942

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	8,631

Spain 0.0%
Other Securities		0.0	439,614

United Kingdom 0.0%
Other Securities		0.0	169,306

Total Rights
(Cost $429,850)			617,551

Warrants 0.0% of net assets

Hong Kong 0.0%
Other Securities		0.0	15,968

Total Warrants
(Cost $—)			15,968

Other Investment Company 0.4% of net assets

United States 0.4%
Other Securities		0.4	9,564,800

Total Other Investment Company
(Cost $8,089,400)			9,564,800

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.8% of net assets

Time Deposits 1.6%
DNB
0.03%, 05/01/14	37,460,427	1.5	37,460,427
Other Securities		0.1	1,796,269

		1.6	39,256,696

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

U.S. Treasury Obligation 0.2%
Other Securities		0.2	4,099,726

Total Short-Term Investments
(Cost $43,356,422)			43,356,422

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 1.6% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	39,582,384	1.6	39,582,384

Total Collateral Invested for Securities on Loan
(Cost $39,582,384)			39,582,384

End of Collateral Invested for Securities on Loan.

At 04/30/14, the tax basis cost of the fund’s investments was $1,865,329,188 and the unrealized appreciation and depreciation were $724,768,165 and ($100,700,278), respectively, with a net unrealized appreciation of $624,067,887.

At 04/30/14, the values of certain foreign securities held by the fund aggregating $2,410,064,032 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,263,952.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $541,901 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	410	39,448,150	1,294,344

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$750,128,722	$—	$750,128,722
Australia	391,933	192,005,698	1,749,080	194,146,711
Austria	612,967	5,989,902	—	6,602,869
Belgium	551,565	29,311,047	—	29,862,612
Denmark	1,371,835	31,363,525	—	32,735,360
Finland	1,176,348	20,286,988	—	21,463,336
France	4,923,878	251,201,740	—	256,125,618
Germany	527,512	213,497,369	—	214,024,881
Hong Kong	994,572	66,944,142	—	67,938,714
Ireland	2,153,251	5,803,884	—	7,957,135
Netherlands	706,051	64,110,208	—	64,816,259
Norway	647,168	20,100,543	—	20,747,711
Switzerland	2,544,424	223,413,010	—	225,957,434
United Kingdom	7,350,030	520,478,000	—	527,828,030
Preferred Stock[1]	—	15,429,254	—	15,429,254
United Kingdom	—	—	77,688	77,688
Rights
Australia	—	—	8,631	8,631
Spain	—	—	439,614	439,614
United Kingdom	169,306	—	—	169,306
Warrants[1]	15,968	—	—	15,968
Other Investment Company[1]	9,564,800	—	—	9,564,800
Short-Term Investments[1]	—	43,356,422	—	43,356,422

Total	$33,701,608	$2,453,420,454	$2,275,013	$2,489,397,075

Other Financial Instruments
Collateral Invested for Securities on Loan	$39,582,384	$—	$—	$39,582,384
Futures Contracts[2]	1,294,344	—	—	1,294,344

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Australia	$—	$—	$15,721	$233,905	$—	$1,499,454	$—	$1,749,080
Preferred Stock
United Kingdom	41,914	460	837	77,200	(42,723)	—	—	77,688
Rights
Australia	—	—	8,631	—	—	—	—	8,631
Spain	389,200	—	(7,788)	429,850	(371,648)	—	—	439,614

Total	$431,114	$460	$17,401	$740,955	($414,371)	$1,499,454	$—	$2,275,013

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2014 was $30,657.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014. The transfers in the amount of $12,437,479 and $11,946,901 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in or out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $1,856,707,219) including securities on loan of $37,263,952		$2,489,397,075
Foreign currency, at value (cost $285)		304
Collateral invested for securities on loan		39,582,384
Receivables:
Investments sold		152,638
Dividends		9,257,079
Fund shares sold		5,749,417
Foreign tax reclaims		2,049,845
Income from securities on loan		306,632
Variation margin on futures contracts		153,525
Interest		31
Prepaid expenses	+	23,450

Total assets		2,546,672,380

Liabilities

Collateral held for securities on loan		39,582,384
Payables:
Investment adviser and administrator fees		23,506
Shareholder service fees		5,349
Fund shares redeemed		7,483,642
Accrued expenses	+	122,568

Total liabilities		47,217,449

Net Assets

Total assets		2,546,672,380
Total liabilities	−	47,217,449

Net assets		$2,499,454,931

Net Assets by Source
Capital received from investors		1,863,881,846
Net investment income not yet distributed		25,470,280
Net realized capital losses		(23,973,126)
Net unrealized capital appreciation		634,075,931

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,499,454,931		123,026,091		$20.32

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $3,609,985)		$48,676,615
Interest		11,616
Securities on loan	+	541,478

Total investment income		49,229,709

Expenses

Investment adviser and administrator fees		1,728,380
Shareholder service fees		225,057
Custodian fees		210,614
Index fee		192,465
Portfolio accounting fees		57,741
Registration fees		40,221
Shareholder reports		39,794
Transfer agent fees		30,518
Professional fees		26,969
Independent trustees’ fees		8,563
Interest expense		1,680
Other expenses	+	29,955

Total expenses		2,591,957
Expense reduction by CSIM and its affiliates	−	400,995

Net expenses	−	2,190,962

Net investment income		47,038,747

Realized and Unrealized Gains (Losses)

Net realized gains on investments		293,859
Net realized gains on futures contracts		4,407,303
Net realized losses on foreign currency transactions	+	(37,762)

Net realized gains		4,663,400
Net change in unrealized appreciation (depreciation) on investments		60,029,367
Net change in unrealized appreciation (depreciation) on futures contracts		(1,123,492)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	29,329

Net change in unrealized appreciation (depreciation)	+	58,935,204

Net realized and unrealized gains		63,598,604

Increase in net assets resulting from operations		$110,637,351

50 See financial notes

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$47,038,747	$50,514,341
Net realized gains		4,663,400	6,801,009
Net change in unrealized appreciation (depreciation)	+	58,935,204	355,342,477

Increase in net assets from operations		110,637,351	412,657,827

Distributions to Shareholders

Distributions from net investment income		($56,954,638)	($50,551,708)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,267,103	$340,238,495	36,208,819	$648,488,445
Shares reinvested		2,382,491	45,076,723	2,784,477	45,581,882
Shares redeemed	+	(7,283,521)	(144,205,816)	(15,012,168)	(266,487,088)

Net transactions in fund shares		12,366,073	$241,109,402	23,981,128	$427,583,239

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		110,660,018	$2,204,662,816	86,678,890	$1,414,973,458
Total increase	+	12,366,073	294,792,115	23,981,128	789,689,358

End of period		123,026,091	$2,499,454,931	110,660,018	$2,204,662,816

Net investment income not yet distributed			$25,470,280		$35,386,171

See financial notes 51

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund	Schwab Investments (organized October 26, 1990)
Schwab Small-Cap Equity Fund	Schwab 1000 Index Fund
Schwab Hedged Equity Fund	Schwab Short-Term Bond Market Fund
Schwab Financial Services Fund	Schwab Intermediate-Term Bond Fund
Schwab Health Care Fund	Schwab Total Bond Market Fund
Schwab International Core Equity Fund	Schwab GNMA Fund
Schwab Target 2010 Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Target 2015 Fund	Schwab Tax-Free Bond Fund
Schwab Target 2020 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2025 Fund	Schwab Global Real Estate Fund
Schwab Target 2030 Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are

52

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 53

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

54

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The values of the securities on loan and the related cash collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities for each fund. The following table presents the non-cash collateral as of April 30, 2014:

Non-Cash
Collateral Received

Schwab 1000 Index Fund	$4,784,437

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.

 55

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the index.

A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the

56

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its benchmark index.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s performance also will lag those investments.

Large- Mid Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds or small-cap stocks, for instance — a fund’s performance also will lag those investments.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are depositary receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading markets; and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Geographic Risk. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

 57

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and each trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.17%	0.09%	0.19%

58

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Fund	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab S&P 500 Index Fund	1,232,381	35,200	—	1,267,581	$33,654,276	$—	$147,886
Schwab 1000 Index Fund	367,065	—	—	367,065	9,745,576	—	44,048
Schwab Total Stock Market Index Fund	182,326	15,000	—	197,326	5,239,005	—	22,437

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2014, as applicable:

	Underlying Funds
					Schwab
	Schwab		Schwab	Schwab	Total Stock	Schwab
	S&P 500		1000	Small-Cap	Market	International
	Index Fund		Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack All Equity Portfolio	1.5%		—%	6.1%	—%	7.3%
Schwab MarketTrack Growth Portfolio	1.5%		—%	5.7%	—%	5.8%
Schwab MarketTrack Balanced Portfolio	0.8%		—%	3.1%	—%	3.2%
Schwab MarketTrack Conservative Portfolio	0.2%		—%	0.9%	—%	0.9%
Schwab MarketTrack Growth Portfolio II	0.1%		0.1%	0.3%	—%	0.3%
Schwab Target 2010 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2040 Fund	0.5%		—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%	*	—%	—%	—%	—%

*	Less than 0.1%

Certain other related parties may own shares of Schwab funds in this report. As of April 30, 2014, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 2.6%, 6.5% and 3.8%, respectively.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

 59

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$477,006,642	5,195
Schwab 1000 Index Fund	34,186,625	373
Schwab Small-Cap Index Fund	76,366,792	666
Schwab Total Stock Market Index Fund	84,851,742	896
Schwab International Index Fund	59,401,850	628

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$488,673,397	$117,410,171
Schwab 1000 Index Fund	140,526,171	201,070,167
Schwab Small-Cap Index Fund	158,832,087	30,888,998
Schwab Total Stock Market Index Fund	245,589,545	16,202,338
Schwab International Index Fund	256,108,251	19,109,276

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/13-4/30/14)	(11/1/12-10/31/13)

Schwab S&P 500 Index Fund	$97,608	$199,433
Schwab 1000 Index Fund	21,714	43,102
Schwab Small-Cap Index Fund	16,952	22,392
Schwab Total Stock Market Index Fund	39,408	45,887
Schwab International Index Fund	12,252	17,950

60

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2014	$109,256,533	$—	$—	$—	$—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	—	—
October 31, 2017	20,049,252	—	—	—	17,391,687

Total	$296,830,471	$—	$—	$—	$17,391,687

For the year ended October 31, 2013, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$67,871,433	$—	$—	$7,116,259	$8,898,651
Capital losses expired	50,785,672	—	—	—	—

As of October 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 61

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

62

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993 and Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 63

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust and Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

64

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Schwab 1000 Index An index that represents the performance of the largest 1,000 publicly traded companies in the United States.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 65

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-18
00118055

Semiannual report dated April 30, 2014, enclosed.

Schwab Active Equity Funds

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

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This wrapper is not part of the shareholder report.

Schwab Active Equity Funds

Semiannual Report
April 30, 2014

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

This page is intentionally left blank.

Schwab Active Equity Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014

Schwab Core Equity Fundtm (Ticker Symbol: SWANX)	8.30%

S&P 500® Index	8.36%
Fund Category: Morningstar Large Blend	7.41%

Performance Details	page 8

Schwab Dividend Equity Fundtm (Ticker Symbol: SWDSX)	7.75%

S&P 500® Index	8.36%
Fund Category: Morningstar Large Value	8.14%

Performance Details	page 9

Schwab Large-Cap Growth Fundtm (Ticker Symbol: SWLSX)	6.88%

Russell 1000 Growth Index	6.95%
Fund Category: Morningstar Large Growth	5.09%

Performance Details	page 10

Schwab Small-Cap Equity Fundtm (Ticker Symbol: SWSCX)	7.05%

Russell 2000® Index	3.08%
Fund Category: Morningstar Small Blend	4.48%

Performance Details	page 11

Schwab Hedged Equity Fundtm (Ticker Symbol: SWHEX)	5.81%	[3]

S&P 500® Index	8.36%
Fund Category: Morningstar Long/Short Equity	3.15%

Performance Details	page 12

Schwab Financial Services Fundtm (Ticker Symbol: SWFFX)	6.91%

S&P 1500 SuperComposite Financial Sector Index	7.26%
Fund Category: Morningstar Financial	5.20%

Performance Details	page 13

Schwab Health Care Fundtm1 (Ticker Symbol: SWHFX)	10.29%

Dow Jones Global Health Care Index	11.07%
Fund Category: Morningstar Health	10.33%

Performance Details	page 14

Schwab® International Core Equity Fund[1] (Ticker Symbol: SICNX)	7.01%

MSCI EAFE® Index (Net)*	4.44%
Fund Category: Morningstar Foreign Large Blend	3.45%

Performance Details	pages 15-16

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	Effective February 28, 2014, the fund changed its comparative index, for purposes of performance calculation, from MSCI EAFE Index (Gross) to MSCI EAFE Index (Net). The Net version of the index more accurately reflects how dividends paid to the fund on its foreign securities are treated for tax purposes, and provides a better basis for comparing the fund’s performance. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.
[3]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.

4 Schwab Active Equity Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Active Equity Funds. Each fund employs a disciplined investment process that involves quantitative and fundamental research and analysis with a bottom-up approach to stock selection. To aid its stock selection process, the Portfolio Management team utilizes Schwab Equity Ratings® as an input.

For the six-month reporting period ended April 30, 2014, the funds generated returns that reflected a rally by stocks, with the International Core Equity Fund and Schwab Small-Cap Equity Fund outperforming their comparative indices. The Schwab Health Care Fund generated a solid return but underperformed its comparative index, as momentum stocks faced challenges late in the period. In addition, the Schwab Hedged Equity Fund underperformed its comparative index, reflecting the fund’s use of short sale transactions that generally caused performance to lag when stocks rallied.

In the U.S., the Federal Reserve began “tapering” its stimulative economic policies. In spite of this policy shift, and harsh winter weather that temporarily slowed economic growth, many major U.S. stock market indices reached record highs in April, supported by the Fed’s reassurances that low interest rates remained necessary for now. Overseas, signs of possible improvement in the euro zone’s economy and efforts by the European Central Bank to keep interest rates low helped stocks in developed markets generate gains. However,

 Asset Class Performance Comparison % returns during the six months ended 4/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.36%	S&P 500® Index: measures U.S. large-cap stocks

3.08%	Russell 2000® Index: measures U.S. small-cap stocks

4.44%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Active Equity Funds 5

From the President continued

For the six-month reporting period ended April 30, 2014, the funds generated returns that reflected a rally by stocks.

emerging markets faced concerns about higher U.S. interest rates, slow growth, and relatively high inflation, even as political unrest between Russia and the Ukraine drove up market volatility, increased risk, and reduced returns.

Amid this backdrop, large-cap stocks outperformed small-cap stocks, and value stocks generally outperformed growth stocks. The Health Care and Financials sectors generated some of the highest returns, while the Information Technology and Materials sectors underperformed by comparison. Reflecting these conditions, returns for the respective indices tracked by the funds ranged from 11.1% for the Dow Jones Global Health Care Index, to 3.1% for the Russell 2000 Index.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Active Equity Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary.

6 Schwab Active Equity Funds

Fund Management

Jonas Svallin, CFA Managing Director and Head of Disciplined Active Equity Strategies, leads the portfolio management team of Schwab’s disciplined active equity funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 until 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors (ACI). Prior to joining ACI, Mr. Svallin worked as a quantitative research associate at RCM Capital Management and a senior consultant at FactSet Research Systems.

Wei Li, Ph.D., CFA Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Li spent more than ten years at BlackRock, Inc. (formerly Barclays Global Investors), where she held a number of positions. From 2001 to 2009, she worked in various roles in the Global Advanced Active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Schwab Active Equity Funds 7

Schwab Core Equity Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	8.30%	20.07%	17.17%	7.79%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Large Blend	7.41%	19.35%	17.82%	7.17%

Fund Expense Ratio4: 0.73%

 Statistics

Number of Holdings	131
Weighted Average Market Cap ($ x 1,000,000)	$89,711
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5]	35%

 Sector Weightings % of Investments

Information Technology	17.8%
Health Care	15.6%
Financials	13.7%
Energy	11.8%
Industrials	10.7%
Consumer Discretionary	10.3%
Consumer Staples	8.2%
Utilities	5.7%
Materials	4.5%
Telecommunication Services	1.4%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Wells Fargo & Co.	3.2%
Pfizer, Inc.	2.6%
PepsiCo, Inc.	2.5%
Occidental Petroleum Corp.	2.5%
Archer-Daniels-Midland Co.	2.3%
Apple, Inc.	2.2%
Oracle Corp.	2.1%
ConocoPhillips	2.0%
Medtronic, Inc.	2.0%
The PNC Financial Services Group, Inc.	2.0%
Total	23.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On May 21, 2009 and September 7, 2012, respectively, the Laudus U.S. MarketMasters Fund and the Schwab Premier Equity Fund merged into the fund.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

Schwab Dividend Equity Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Dividend Equity Fundtm (9/2/03)	7.75%	19.30%	18.08%	8.18%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Russell 1000 Value Index	9.61%	20.90%	19.52%	7.95%
Fund Category: Morningstar Large Value	8.14%	19.20%	17.71%	7.18%

Fund Expense Ratio4: 0.89%

 Yields1

30-Day SEC Yield	1.40%

 Statistics

Number of Holdings	134
Weighted Average Market Cap ($ x 1,000,000)	$89,574
Price/Earnings Ratio (P/E)	15.9
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[5]	36%

 Sector Weightings % of Investments

Financials	26.0%
Energy	15.5%
Health Care	14.0%
Industrials	9.0%
Information Technology	8.9%
Utilities	7.5%
Consumer Discretionary	6.5%
Consumer Staples	5.3%
Materials	4.4%
Telecommunication Services	1.9%
Other	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Wells Fargo & Co.	4.0%
Johnson & Johnson	3.0%
Pfizer, Inc.	2.8%
Exxon Mobil Corp.	2.7%
ConocoPhillips	2.6%
Chevron Corp.	2.5%
Occidental Petroleum Corp.	2.4%
Medtronic, Inc.	2.1%
The Dow Chemical Co.	2.0%
The PNC Financial Services Group, Inc.	2.0%
Total	26.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 9

Schwab Large-Cap Growth Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Large-Cap Growth Fundtm (10/3/05)	6.88%	19.56%	17.39%	6.68%
Russell 1000 Growth Index	6.95%	20.66%	19.47%	8.27%
Fund Category: Morningstar Large Growth	5.09%	20.34%	17.61%	7.15%

Fund Expense Ratios4: Net 0.99%; Gross 1.05%

 Statistics

Number of Holdings	106
Weighted Average Market Cap ($ x 1,000,000)	$85,164
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	3.4
Portfolio Turnover Rate[5]	41%

 Sector Weightings % of Investments

Information Technology	24.8%
Consumer Discretionary	16.7%
Health Care	15.1%
Industrials	12.4%
Consumer Staples	11.6%
Financials	8.5%
Energy	4.7%
Materials	3.8%
Telecommunication Services	1.5%
Utilities	0.6%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	4.3%
Oracle Corp.	3.3%
PepsiCo, Inc.	3.0%
Microsoft Corp.	2.9%
EOG Resources, Inc.	2.2%
United Parcel Service, Inc., Class B	2.1%
The Kroger Co.	2.1%
Comcast Corp., Class A	2.0%
Celgene Corp.	2.0%
Amgen, Inc.	2.0%
Total	25.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

Schwab Small-Cap Equity Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Equity Fundtm (7/1/03)	7.05%	26.65%	22.47%	9.68%
Russell 2000® Index	3.08%	20.50%	19.84%	8.67%
Fund Category: Morningstar Small Blend	4.48%	21.54%	19.86%	8.76%

Fund Expense Ratio4: 1.11%

 Statistics

Number of Holdings	326
Weighted Average Market Cap ($ x 1,000,000)	$1,722
Price/Earnings Ratio (P/E)	34.3
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[5]	51%

 Sector Weightings % of Investments

Financials	20.0%
Information Technology	19.2%
Health Care	15.8%
Industrials	12.6%
Consumer Discretionary	10.9%
Energy	7.6%
Materials	5.2%
Consumer Staples	4.4%
Telecommunication Services	1.2%
Utilities	1.1%
Other	2.0%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Stone Energy Corp.	1.2%
Aspen Technology, Inc.	1.0%
ARRIS Group, Inc.	1.0%
International Rectifier Corp.	0.9%
PTC, Inc.	0.9%
Commercial Metals Co.	0.9%
RLJ Lodging Trust	0.9%
American Equity Investment Life Holding Co.	0.9%
CNO Financial Group, Inc.	0.9%
Impax Laboratories, Inc.	0.9%
Total	9.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other many asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 11

Schwab Hedged Equity Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months		1 Year	5 Years	10 Years

Fund: Schwab Hedged Equity Fundtm (9/3/02)	5.81%	[4]	11.12%	10.39%	5.78%
S&P 500® Index	8.36%		20.44%	19.14%	7.67%
Fund Category: Morningstar Long/Short Equity	3.15%		9.34%	9.95%	6.19%

Fund Expense Ratios5: Net 2.48%; Gross 2.52%

 Statistics

Number of Holdings
Long Holdings	134
Short Holdings	81
Weighted Average Market Cap ($ x 1,000,000)
Long Holdings	$46,587
Short Holdings	$6,955
Price/Earnings Ratio (P/E)
Long Holdings	18.6
Short Holdings	80.5
Price/Book Ratio (P/B)
Long Holdings	2.0
Short Holdings	3.1
Portfolio Turnover Rate[6]	72%
Portfolio Turnover Rate excluding short sales[6]	38%

 Top Equity Long Holdings
 % of Net Assets7

Pfizer, Inc.	2.3%
ConocoPhillips	2.3%
Occidental Petroleum Corp.	2.1%
EOG Resources, Inc.	2.1%
The PNC Financial Services Group, Inc.	2.1%
Total	10.9%

 Top Equity Short Holdings
 % of Net Assets7

C.H. Robinson Worldwide, Inc.	1.3%
Eagle Materials, Inc.	1.3%
M&T Bank Corp.	1.3%
Fastenal Co.	1.3%
Kate Spade & Co.	1.2%
Total	6.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The Schwab Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[4]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	Not annualized.
[7]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

Schwab Financial Services Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Financial Services Fundtm (7/3/00)	6.91%	17.49%	15.96%	4.00%
S&P 1500 SuperComposite Financial Sector Index	7.26%	18.42%	17.14%	0.58%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Financial	5.20%	17.60%	15.43%	3.41%

Fund Expense Ratios3: Net 0.94%; Gross 1.03%

 Statistics

Number of Holdings	66
Weighted Average Market Cap ($ x 1,000,000)	$85,151
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[4]	29%

 Industry Weightings % of Investments

Banks	37.9%
Diversified Financials	24.3%
Real Estate	18.9%
Insurance	18.8%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Wells Fargo & Co.	9.3%
JPMorgan Chase & Co.	6.8%
Citigroup, Inc.	6.4%
Berkshire Hathaway, Inc., Class B	5.3%
Bank of America Corp.	4.5%
The PNC Financial Services Group, Inc.	3.2%
Capital One Financial Corp.	3.1%
The Bank of New York Mellon Corp.	2.3%
MetLife, Inc.	2.2%
Aflac, Inc.	2.1%
Total	45.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 13

Schwab Health Care Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Health Care Fundtm (7/3/00)	10.29%	23.57%	22.87%	11.86%
Dow Jones Global Health Care Index	11.07%	20.70%	20.76%	9.42%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Health	10.33%	27.14%	22.62%	10.44%

Fund Expense Ratios3: Net 0.82%; Gross 0.83%

 Statistics

Number of Holdings	96
Weighted Average Market Cap ($ x 1,000,000)	$97,260
Price/Earnings Ratio (P/E)	24.6
Price/Book Ratio (P/B)	3.4
Portfolio Turnover Rate[4]	23%

 Industry Weightings % of Investments

Pharmaceuticals, Biotechnology & Life Sciences	73.0%
Healthcare – Services	25.0%
Materials	1.7%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Johnson & Johnson	7.9%
Pfizer, Inc.	7.0%
Merck & Co., Inc.	5.8%
AbbVie, Inc.	4.4%
Novartis AG – Reg’d	4.1%
Amgen, Inc.	3.9%
Medtronic, Inc.	3.8%
Biogen Idec, Inc.	3.7%
Celgene Corp.	3.6%
Gilead Sciences, Inc.	3.6%
Total	47.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Active Equity Funds

Schwab® International Core Equity Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab® International Core Equity Fund (5/30/08)	7.01%	16.89%	16.16%	2.90%
MSCI EAFE® Index (Net)[4]	4.44%	13.35%	13.58%	1.27%
MSCI EAFE® Index (Gross)[4]	4.67%	13.80%	14.10%	1.73%
Fund Category: Morningstar Foreign Large Blend	3.45%	11.69%	13.12%	0.56%

Fund Expense Ratios: Net 0.86%; Gross 1.10%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[4]	Effective February 28, 2014, the fund changed its comparative index, for purposes of performance calculation, from MSCI EAFE Index (Gross) to MSCI EAFE Index (Net). The Net version of the index more accurately reflects how dividends paid to the fund on its foreign securities are treated for tax purposes, and provides a better basis for comparing the fund’s performance. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Active Equity Funds 15

 Schwab® International Core Equity Fund

Performance and Fund Facts as of 04/30/14 continued

 Statistics

Number of Holdings	166
Weighted Average Market Cap ($ x 1,000,000)	$59,048
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1]	40%

 Sector Weightings % of Investments

Financials	24.3%
Health Care	12.0%
Industrials	11.4%
Consumer Discretionary	10.6%
Consumer Staples	9.3%
Energy	9.2%
Materials	7.0%
Telecommunication Services	6.1%
Information Technology	5.5%
Utilities	2.1%
Other	2.5%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Total S.A.	2.8%
Sanofi	2.6%
AstraZeneca plc	2.4%
Toyota Motor Corp.	1.9%
DBS Group Holdings Ltd.	1.9%
Allianz SE – Reg’d	1.9%
Resona Holdings, Inc.	1.8%
Intesa Sanpaolo S.p.A.	1.8%
Mizuho Financial Group, Inc.	1.7%
Total	18.8%

 Country Weightings % of Investments

United Kingdom	19.6%
Japan	18.2%
France	11.2%
Switzerland	9.4%
Germany	7.7%
Australia	6.3%
Sweden	3.9%
Italy	2.8%
Singapore	2.8%
Other Countries	18.1%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Active Equity Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2013 and held through April 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/13	at 4/30/14	11/1/13–4/30/14

Schwab Core Equity Fundtm
Actual Return	0.72%	$1,000.00	$1,083.00	$3.72
Hypothetical 5% Return	0.72%	$1,000.00	$1,021.22	$3.61

Schwab Dividend Equity Fundtm
Actual Return	0.89%	$1,000.00	$1,077.50	$4.58
Hypothetical 5% Return	0.89%	$1,000.00	$1,020.38	$4.46

Schwab Large-Cap Growth Fundtm
Actual Return	0.99%	$1,000.00	$1,068.80	$5.08
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.89	$4.96

Schwab Small-Cap Equity Fundtm
Actual Return	1.09%	$1,000.00	$1,070.50	$5.60
Hypothetical 5% Return	1.09%	$1,000.00	$1,019.39	$5.46

Schwab Hedged Equity Fundtm
Actual Return	2.12%	$1,000.00	$1,057.50	$10.82
Hypothetical 5% Return	2.12%	$1,000.00	$1,014.28	$10.59

Schwab Financial Services Fundtm
Actual Return	0.91%	$1,000.00	$1,069.10	$4.67
Hypothetical 5% Return	0.91%	$1,000.00	$1,020.28	$4.56

Schwab Health Care Fundtm
Actual Return	0.80%	$1,000.00	$1,102.90	$4.17
Hypothetical 5% Return	0.80%	$1,000.00	$1,020.83	$4.01

Schwab® International Core Equity Fund
Actual Return	0.86%	$1,000.00	$1,070.10	$4.41
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.53	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Active Equity Funds 17

Schwab Core Equity Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	23.46		18.80	16.81	15.78	14.26	13.43

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32	0.26	0.19	0.17	0.17
Net realized and unrealized gains (losses)	1.69		4.51	2.07	1.01	1.50	0.88

Total from investment operations	1.83		4.83	2.33	1.20	1.67	1.05
Less distributions:
Distributions from net investment income	(0.22)		(0.17)	(0.34)	(0.17)	(0.15)	(0.22)
Distributions from net realized gains	(1.66)		—	—	—	—	—

Total distributions	(1.88)		(0.17)	(0.34)	(0.17)	(0.15)	(0.22)

Net asset value at end of period	23.41		23.46	18.80	16.81	15.78	14.26

Total return (%)	8.30	[1]	25.89	13.99	7.60	11.77	8.11

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.72	[2]	0.72	0.72	0.73	0.73	0.75
Gross operating expenses	0.72	[2]	0.73	0.73	0.73	0.74	0.78
Net investment income (loss)	1.16	[2]	1.51	1.37	1.06	1.05	1.39
Portfolio turnover rate	35	[1]	80	45 [3]	35	49	41 [3]
Net assets, end of period ($ x 1,000,000)	2,325		2,247	1,880	1,719	1,792	1,770

* Unaudited.

1 Not annualized.
2 Annualized.
3 Portfolio turnover excludes the impact of investment activities from mergers with other funds.

18 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	1,834,945,768	2,308,462,127
0.2%	Other Investment Company	5,680,346	5,680,346
0.1%	Short-Term Investment	599,959	599,959

99.6%	Total Investments	1,841,226,073	2,314,742,432
0.4%	Other Assets and Liabilities, Net		9,786,968

100.0%	Net Assets		2,324,529,400

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Banks 7.8%
Bank of America Corp.	2,177,200	32,962,808
Citigroup, Inc.	315,000	15,091,650
JPMorgan Chase & Co.	256,240	14,344,315
The PNC Financial Services Group, Inc.	547,400	46,003,496
Wells Fargo & Co.	1,483,200	73,626,048

		182,028,317

Capital Goods 7.1%
Danaher Corp.	144,400	10,596,072
Emerson Electric Co.	94,100	6,415,738
General Dynamics Corp.	124,300	13,604,635
General Electric Co.	396,100	10,651,129
IDEX Corp.	154,500	11,521,065
Masco Corp.	252,200	5,066,698
Northrop Grumman Corp.	310,800	37,765,308
PACCAR, Inc.	154,400	9,878,512
Parker Hannifin Corp.	54,100	6,864,208
The Boeing Co.	290,000	37,415,800
United Rentals, Inc. *	168,900	15,847,887

		165,627,052

Commercial & Professional Supplies 1.0%
Manpowergroup, Inc.	101,600	8,264,144
R.R. Donnelley & Sons Co.	849,900	14,958,240

		23,222,384

Consumer Durables & Apparel 2.4%
Hanesbrands, Inc.	89,800	7,371,682
Jarden Corp. *	332,250	18,988,088
NIKE, Inc., Class B	325,400	23,737,930
Whirlpool Corp.	39,600	6,073,848

		56,171,548

Consumer Services 2.4%
MGM Resorts International *	986,800	24,896,964
Service Corp. International	212,700	3,992,379
Wyndham Worldwide Corp.	204,000	14,553,360
Wynn Resorts Ltd.	54,900	11,193,561

		54,636,264

Diversified Financials 2.4%
Berkshire Hathaway, Inc., Class B *	112,100	14,444,085
Capital One Financial Corp.	380,400	28,111,560
Lazard Ltd., Class A	190,700	8,972,435
The NASDAQ OMX Group, Inc.	49,900	1,841,310
Waddell & Reed Financial, Inc., Class A	36,400	2,455,180

		55,824,570

Energy 11.7%
Baker Hughes, Inc.	257,000	17,964,300
Chevron Corp.	318,100	39,927,912
ConocoPhillips	636,700	47,313,177
EOG Resources, Inc.	348,000	34,104,000
Exxon Mobil Corp.	145,500	14,900,655
Hess Corp.	125,600	11,198,496
Marathon Petroleum Corp.	72,100	6,701,695
Murphy Oil Corp.	140,565	8,916,038
Occidental Petroleum Corp.	598,290	57,286,267
Phillips 66	142,100	11,825,562
SM Energy Co.	232,600	17,242,638
Valero Energy Corp.	94,500	5,402,565

		272,783,305

Food & Staples Retailing 0.8%
The Kroger Co.	226,400	10,423,456
Walgreen Co.	121,300	8,236,270

		18,659,726

Food, Beverage & Tobacco 6.5%
Altria Group, Inc.	325,800	13,067,838
Archer-Daniels-Midland Co.	1,235,900	54,045,907
Bunge Ltd.	72,800	5,798,520
Dr Pepper Snapple Group, Inc.	57,400	3,181,108
PepsiCo, Inc.	680,400	58,439,556
The Hillshire Brands Co.	341,800	12,185,170
Tyson Foods, Inc., Class A	84,400	3,542,268

		150,260,367

Health Care Equipment & Services 6.0%
Align Technology, Inc. *	79,400	4,000,966
Becton, Dickinson & Co.	21,500	2,430,145
Boston Scientific Corp. *	332,500	4,192,825
C.R. Bard, Inc.	95,800	13,156,214
Cardinal Health, Inc.	512,900	35,651,679

See financial notes 19

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CareFusion Corp. *	449,300	17,549,658
Centene Corp. *	78,300	5,199,120
McKesson Corp.	59,200	10,016,048
Medtronic, Inc.	784,100	46,120,762

		138,317,417

Household & Personal Products 0.9%
Energizer Holdings, Inc.	186,800	20,863,692

Insurance 3.1%
Aflac, Inc.	265,200	16,633,344
Axis Capital Holdings Ltd.	64,800	2,964,600
CNO Financial Group, Inc.	557,800	9,622,050
Genworth Financial, Inc., Class A *	557,561	9,952,464
MetLife, Inc.	291,300	15,249,555
Protective Life Corp.	65,700	3,360,555
Reinsurance Group of America, Inc.	88,800	6,811,848
The Travelers Cos., Inc.	81,000	7,336,980

		71,931,396

Materials 4.5%
Ashland, Inc.	120,100	11,601,660
Avery Dennison Corp.	169,700	8,257,602
International Paper Co.	142,000	6,624,300
PPG Industries, Inc.	193,000	37,368,660
Steel Dynamics, Inc.	343,200	6,270,264
The Dow Chemical Co.	684,700	34,166,530

		104,289,016

Media 2.1%
Comcast Corp., Class A	455,000	23,550,800
Live Nation Entertainment, Inc. *	239,800	5,007,024
Viacom, Inc., Class B	241,800	20,548,164

		49,105,988

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	220,000	11,457,600
Amgen, Inc.	285,552	31,910,436
Biogen Idec, Inc. *	16,500	4,737,480
Celgene Corp. *	236,000	34,694,360
Johnson & Johnson	337,300	34,165,117
Merck & Co., Inc.	230,980	13,526,189
Pfizer, Inc.	1,946,100	60,874,008
Salix Pharmaceuticals Ltd. *	56,300	6,193,000
Thermo Fisher Scientific, Inc.	219,300	25,000,200

		222,558,390

Real Estate 0.3%
CBRE Group, Inc., Class A *	140,700	3,748,248
RLJ Lodging Trust	137,200	3,659,124

		7,407,372

Retailing 3.4%
Amazon.com, Inc. *	26,000	7,907,380
Best Buy Co., Inc.	315,600	8,183,508
GameStop Corp., Class A	70,500	2,797,440
Liberty Interactive Corp., Class A *	511,400	14,861,284
Macy’s, Inc.	591,500	33,969,845
The Home Depot, Inc.	146,000	11,608,460

		79,327,917

Semiconductors & Semiconductor Equipment 0.7%
Intel Corp.	607,300	16,208,837

Software & Services 9.8%
Activision Blizzard, Inc.	456,400	9,132,564
AOL, Inc. *	224,300	9,602,283
CA, Inc.	817,700	24,645,478
Computer Sciences Corp.	370,500	21,926,190
Global Payments, Inc.	76,700	5,125,861
Google, Inc., Class A *	16,700	8,932,496
Google, Inc., Class C *	16,700	8,795,222
Jack Henry & Associates, Inc.	164,800	9,090,368
Microsoft Corp.	756,800	30,574,720
Oracle Corp.	1,169,900	47,825,512
Synopsys, Inc. *	474,942	17,867,318
Xerox Corp.	2,782,200	33,636,798

		227,154,810

Technology Hardware & Equipment 7.2%
Apple, Inc.	87,400	51,573,866
Brocade Communications Systems, Inc. *	237,800	2,213,918
Cisco Systems, Inc.	529,300	12,232,123
Hewlett-Packard Co.	1,285,200	42,488,712
NetApp, Inc.	424,000	15,098,640
SanDisk Corp.	118,800	10,094,436
TE Connectivity Ltd.	163,300	9,631,434
Western Digital Corp.	281,900	24,843,847

		168,176,976

Telecommunication Services 1.3%
Telephone & Data Systems, Inc.	173,071	4,705,800
Verizon Communications, Inc.	570,800	26,673,484

		31,379,284

Transportation 2.6%
Delta Air Lines, Inc.	535,800	19,733,514
FedEx Corp.	115,200	15,696,000
Southwest Airlines Co.	999,000	24,145,830

		59,575,344

Utilities 5.7%
AES Corp.	1,578,400	22,807,880
Ameren Corp.	562,000	23,216,220
American Electric Power Co., Inc.	453,700	24,413,597
CenterPoint Energy, Inc.	446,400	11,052,864
Edison International	495,400	28,019,824
Entergy Corp.	133,000	9,642,500

20 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NextEra Energy, Inc.	138,200	13,799,270

		132,952,155

Total Common Stock
(Cost $1,834,945,768)		2,308,462,127

Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	5,680,346	5,680,346

Total Other Investment Company
(Cost $5,680,346)		5,680,346

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.05%, 06/19/14 (a)(b)	600,000	599,959

Total Short-Term Investment
(Cost $599,959)		599,959

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $1,841,866,802 and the unrealized appreciation and depreciation were $484,424,808 and ($11,549,178), respectively, with a net unrealized appreciation of $472,875,630.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	41	3,849,695	78,128

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,308,462,127	$—	$—	$2,308,462,127
Other Investment Company[1]	5,680,346	—	—	5,680,346
Short-Term Investment[1]	—	599,959	—	599,959

Total	$2,314,142,473	$599,959	$—	$2,314,742,432

Other Financial Instruments
Futures Contracts[2]	$78,128	$—	$—	$78,128

[1]	As categorized in portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 21

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $1,841,226,073)		$2,314,742,432
Receivables:
Investments sold		8,623,577
Fund shares sold		1,364,157
Dividends		967,981
Variation margin on futures contracts		12,505
Prepaid expenses	+	29,499

Total assets		2,325,740,151

Liabilities

Payables:
Investment adviser and administrator fees		89,580
Shareholder service fees		59,772
Independent trustees’ fees		6
Fund shares redeemed		980,735
Accrued expenses	+	80,658

Total liabilities		1,210,751

Net Assets

Total assets		2,325,740,151
Total liabilities	−	1,210,751

Net assets		$2,324,529,400

Net Assets by Source
Capital received from investors		1,721,466,521
Net investment income not yet distributed		10,456,437
Net realized capital gains		119,011,955
Net unrealized capital appreciation		473,594,487

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,324,529,400		99,289,927		$23.41

22 See financial notes

 Schwab Core Equity Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $3,390)		$21,293,587
Interest		147
Securities on loan	+	62

Total investment income		21,293,796

Expenses

Investment adviser and administrator fees		5,328,035
Shareholder service fees		2,637,216
Shareholder reports		65,407
Portfolio accounting fees		40,155
Transfer agent fees		30,659
Custodian fees		22,898
Registration fees		22,245
Professional fees		20,000
Independent trustees’ fees		8,680
Interest expense		62
Other expenses	+	22,925

Total expenses		8,198,282
Expense reduction by CSIM and its affiliates	−	30,659

Net expenses	−	8,167,623

Net investment income		13,126,173

Realized and Unrealized Gains (Losses)

Net realized gains on investments		155,686,674
Net realized losses on futures contracts	+	(113,020)

Net realized gains		155,573,654
Net change in unrealized appreciation (depreciation) on investments		13,188,096
Net change in unrealized appreciation (depreciation) on futures contracts	+	(85,248)

Net change in unrealized appreciation (depreciation)	+	13,102,848

Net realized and unrealized gains		168,676,502

Increase in net assets resulting from operations		$181,802,675

See financial notes 23

 Schwab Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$13,126,173	$31,158,073
Net realized gains		155,573,654	232,627,413
Net change in unrealized appreciation (depreciation)	+	13,102,848	209,621,022

Increase in net assets from operations		181,802,675	473,406,508

Distributions to Shareholders

Distributions from net investment income		(21,200,511)	(16,475,044)
Distributions from net realized gains	+	(157,596,466)	—

Total distributions		($178,796,977)	($16,475,044)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,630,554	$149,787,598	9,345,311	$194,423,482
Shares reinvested		4,044,873	89,432,146	445,622	8,359,860
Shares redeemed	+	(7,161,004)	(164,819,342)	(13,994,307)	(292,667,176)

Net transactions in fund shares		3,514,423	$74,400,402	(4,203,374)	($89,883,834)

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		95,775,504	$2,247,123,300	99,978,878	$1,880,075,670
Total increase or decrease	+	3,514,423	77,406,100	(4,203,374)	367,047,630

End of period		99,289,927	$2,324,529,400	95,775,504	$2,247,123,300

Net investment income not yet distributed			$10,456,437		$18,530,775

24 See financial notes

Schwab Dividend Equity Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	18.22		14.52	13.15	12.08	10.94	10.63

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32	0.27	0.23	0.21	0.25
Net realized and unrealized gains (losses)	1.19		3.70	1.38	1.06	1.14	0.31

Total from investment operations	1.33		4.02	1.65	1.29	1.35	0.56
Less distributions:
Distributions from net investment income	(0.15)		(0.32)	(0.28)	(0.22)	(0.21)	(0.25)
Distributions from net realized gains	(1.19)		—	—	—	—	—

Total distributions	(1.34)		(0.32)	(0.28)	(0.22)	(0.21)	(0.25)

Net asset value at end of period	18.21		18.22	14.52	13.15	12.08	10.94

Total return (%)	7.75	[2]	27.99	12.65	10.73	12.42	5.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	[3]	0.89	0.89	0.89	0.89	0.90 [4]
Gross operating expenses	0.89	[3]	0.89	0.89	0.89	0.89	0.91
Net investment income (loss)	1.54	[3]	1.97	1.89	1.77	1.74	2.40
Portfolio turnover rate	36	[2]	64	55	31	37	39
Net assets, end of period ($ x 1,000,000)	1,949		1,804	1,390	1,325	1,322	1,297

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 25

 Schwab Dividend Equity Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	1,536,461,319	1,924,485,887
1.0%	Short-Term Investments	18,978,469	18,978,469

99.7%	Total Investments	1,555,439,788	1,943,464,356
0.3%	Other Assets and Liabilities, Net		5,555,850

100.0%	Net Assets		1,949,020,206

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Banks 10.1%
Bank of America Corp.	1,704,200	25,801,588
CIT Group, Inc.	43,800	1,885,590
Citigroup, Inc.	214,600	10,281,486
First Niagara Financial Group, Inc.	387,000	3,452,040
Huntington Bancshares, Inc.	430,000	3,938,800
JPMorgan Chase & Co.	563,284	31,532,638
Regions Financial Corp.	376,400	3,816,696
The PNC Financial Services Group, Inc.	461,400	38,776,056
Wells Fargo & Co.	1,569,100	77,890,124

		197,375,018

Capital Goods 6.5%
3M Co.	81,400	11,321,926
Emerson Electric Co.	329,700	22,478,946
Exelis, Inc.	46,700	865,818
General Dynamics Corp.	19,200	2,101,440
General Electric Co.	994,000	26,728,660
IDEX Corp.	32,600	2,430,982
Northrop Grumman Corp.	217,200	26,391,972
Parker Hannifin Corp.	78,900	10,010,832
The Boeing Co.	137,800	17,778,956
United Rentals, Inc. *	73,900	6,934,037

		127,043,569

Commercial & Professional Supplies 1.4%
KAR Auction Services, Inc.	47,300	1,408,594
Manpowergroup, Inc.	26,500	2,155,510
Pitney Bowes, Inc.	349,800	9,374,640
R.R. Donnelley & Sons Co.	804,000	14,150,400

		27,089,144

Consumer Durables & Apparel 1.1%
Hasbro, Inc.	51,900	2,867,994
Whirlpool Corp.	116,400	17,853,432

		20,721,426

Consumer Services 1.0%
Bally Technologies, Inc. *	8,200	533,902
International Game Technology	274,700	3,447,485
Las Vegas Sands Corp.	44,800	3,545,024
Wyndham Worldwide Corp.	59,500	4,244,730
Wynn Resorts Ltd.	37,200	7,584,708

		19,355,849

Diversified Financials 6.6%
Ameriprise Financial, Inc.	158,400	17,682,192
Berkshire Hathaway, Inc., Class B *	56,000	7,215,600
Capital One Financial Corp.	509,500	37,652,050
Interactive Brokers Group, Inc., Class A	85,500	2,043,450
Lazard Ltd., Class A	325,900	15,333,595
Morgan Stanley	770,200	23,822,286
The Bank of New York Mellon Corp.	380,300	12,880,761
The NASDAQ OMX Group, Inc.	14,000	516,600
Voya Financial, Inc.	39,400	1,394,366
Waddell & Reed Financial, Inc., Class A	152,800	10,306,360

		128,847,260

Energy 15.5%
Baker Hughes, Inc.	127,300	8,898,270
Chevron Corp.	390,500	49,015,560
ConocoPhillips	679,400	50,486,214
Devon Energy Corp.	115,400	8,078,000
EOG Resources, Inc.	207,800	20,364,400
Exxon Mobil Corp.	512,800	52,515,848
Marathon Petroleum Corp.	89,500	8,319,025
Murphy Oil Corp.	175,000	11,100,250
Nabors Industries Ltd.	510,000	13,015,200
Occidental Petroleum Corp.	492,700	47,176,025
Phillips 66	114,200	9,503,724
SM Energy Co.	85,000	6,301,050
Valero Energy Corp.	296,600	16,956,622

		301,730,188

Food & Staples Retailing 0.4%
The Kroger Co.	115,000	5,294,600
Walgreen Co.	47,000	3,191,300

		8,485,900

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	265,500	10,649,205
Archer-Daniels-Midland Co.	880,300	38,495,519
Bunge Ltd.	10,800	860,220
PepsiCo, Inc.	245,500	21,085,995
The Hillshire Brands Co.	48,400	1,725,460

		72,816,399

26 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 5.7%
Aetna, Inc.	210,600	15,047,370
C.R. Bard, Inc.	55,800	7,663,014
Cardinal Health, Inc.	488,800	33,976,488
Centene Corp. *	24,300	1,613,520
McKesson Corp.	12,300	2,081,037
Medtronic, Inc.	688,600	40,503,452
St. Jude Medical, Inc.	25,500	1,618,485
Stryker Corp.	104,800	8,148,200

		110,651,566

Household & Personal Products 1.1%
Energizer Holdings, Inc.	69,400	7,751,286
The Procter & Gamble Co.	167,800	13,851,890

		21,603,176

Insurance 6.8%
Aflac, Inc.	194,200	12,180,224
Assurant, Inc.	80,900	5,453,469
Axis Capital Holdings Ltd.	61,200	2,799,900
CNO Financial Group, Inc.	989,100	17,061,975
Genworth Financial, Inc., Class A *	299,700	5,349,645
MetLife, Inc.	400,900	20,987,115
Old Republic International Corp.	905,100	14,988,456
Protective Life Corp.	169,800	8,685,270
Prudential Financial, Inc.	274,800	22,170,864
Reinsurance Group of America, Inc.	40,300	3,091,413
The Hanover Insurance Group, Inc.	14,000	818,300
The Travelers Cos., Inc.	198,400	17,971,072
Unum Group	30,800	1,023,176

		132,580,879

Materials 4.4%
Ashland, Inc.	14,900	1,439,340
Huntsman Corp.	69,900	1,750,995
International Paper Co.	349,100	16,285,515
PPG Industries, Inc.	18,700	3,620,694
Steel Dynamics, Inc.	1,316,400	24,050,628
The Dow Chemical Co.	787,800	39,311,220

		86,458,392

Media 2.0%
Comcast Corp., Class A	156,600	8,105,616
Live Nation Entertainment, Inc. *	575,600	12,018,528
Time Warner, Inc.	240,500	15,983,630
Viacom, Inc., Class B	38,900	3,305,722

		39,413,496

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	268,500	13,983,480
Amgen, Inc.	38,000	4,246,500
Johnson & Johnson	577,400	58,484,846
Merck & Co., Inc.	205,100	12,010,656
Pfizer, Inc.	1,743,400	54,533,552
Salix Pharmaceuticals Ltd. *	162,000	17,820,000

		161,079,034

Real Estate 2.4%
Brandywine Realty Trust	117,700	1,712,535
CBRE Group, Inc., Class A *	276,000	7,352,640
Duke Realty Corp.	699,800	12,260,496
Liberty Property Trust	163,000	6,112,500
Prologis, Inc.	399,200	16,219,496
RLJ Lodging Trust	142,000	3,787,140

		47,444,807

Retailing 2.4%
Best Buy Co., Inc.	338,000	8,764,340
Macy’s, Inc.	533,500	30,638,905
The Home Depot, Inc.	91,900	7,306,969

		46,710,214

Semiconductors & Semiconductor Equipment 0.9%
Intel Corp.	668,700	17,847,603

Software & Services 2.3%
CA, Inc.	279,400	8,421,116
Computer Sciences Corp.	367,100	21,724,978
Oracle Corp.	295,900	12,096,392
Xerox Corp.	290,900	3,516,981

		45,759,467

Technology Hardware & Equipment 5.6%
Cisco Systems, Inc.	896,100	20,708,871
Hewlett-Packard Co.	1,076,400	35,585,784
NetApp, Inc.	421,300	15,002,493
SanDisk Corp.	125,400	10,655,238
Seagate Technology plc	109,400	5,752,252
Western Digital Corp.	246,100	21,688,793

		109,393,431

Telecommunication Services 1.9%
AT&T, Inc.	549,800	19,627,860
Frontier Communications Corp.	1,399,100	8,324,645
Verizon Communications, Inc.	179,500	8,388,035

		36,340,540

Transportation 1.1%
Delta Air Lines, Inc.	327,100	12,047,093
FedEx Corp.	24,100	3,283,625
Southwest Airlines Co.	211,800	5,119,206

		20,449,924

Utilities 7.5%
AES Corp.	1,050,600	15,181,170
Ameren Corp.	511,500	21,130,065
American Electric Power Co., Inc.	453,000	24,375,930
DTE Energy Co.	351,500	27,466,210
Edison International	618,300	34,971,048
Entergy Corp.	175,400	12,716,500

See financial notes 27

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Public Service Enterprise Group, Inc.	230,600	9,447,682

		145,288,605

Total Common Stock
(Cost $1,536,461,319)		1,924,485,887

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Citibank
0.03%, 05/01/14	9,576,113	9,576,113
DNB
0.03%, 05/01/14	8,702,403	8,702,403

		18,278,516

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 06/19/14 (a)(b)	700,000	699,953

Total Short-Term Investments
(Cost $18,978,469)		18,978,469

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $1,555,621,420 and the unrealized appreciation and depreciation were $395,808,479 and ($7,965,543), respectively, with a net unrealized appreciation of $387,842,936.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	90	8,450,550	171,385

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,924,485,887	$—	$—	$1,924,485,887
Short-Term Investments[1]	—	18,978,469	—	18,978,469

Total	$1,924,485,887	$18,978,469	$—	$1,943,464,356

Other Financial Instruments
Futures Contracts[2]	$171,385	$—	$—	$171,385

[1]	As categorized in portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

28 See financial notes

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $1,555,439,788)		$1,943,464,356
Receivables:
Investments sold		2,721,542
Fund shares sold		2,816,258
Dividends		1,099,875
Variation margin on futures contracts		27,450
Interest		15
Prepaid expenses	+	24,595

Total assets		1,950,154,091

Liabilities

Payables:
Investment adviser and administrator fees		99,435
Shareholder service fees		41,352
Fund shares redeemed		913,029
Accrued expenses	+	80,069

Total liabilities		1,133,885

Net Assets

Total assets		1,950,154,091
Total liabilities	−	1,133,885

Net assets		$1,949,020,206

Net Assets by Source
Capital received from investors		1,437,178,654
Net investment income not yet distributed		612,868
Net realized capital gains		123,032,731
Net unrealized capital appreciation		388,195,953

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,949,020,206		107,046,698		$18.21

See financial notes 29

 Schwab Dividend Equity Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends		$22,467,275
Interest	+	2,990

Total investment income		22,470,265

Expenses

Investment adviser and administrator fees		5,734,320
Shareholder service fees		2,269,677
Shareholder reports		51,317
Portfolio accounting fees		37,216
Registration fees		29,678
Professional fees		20,183
Custodian fees		18,074
Transfer agent fees		17,697
Independent trustees’ fees		7,543
Other expenses	+	18,257

Total expenses		8,203,962
Expense reduction by CSIM and its affiliates	−	17,697

Net expenses	−	8,186,265

Net investment income		14,284,000

Realized and Unrealized Gains (Losses)

Net realized gains on investments		122,839,132
Net realized gains on futures contracts	+	1,055,012

Net realized gains		123,894,144
Net change in unrealized appreciation (depreciation) on investments		1,287,169
Net change in unrealized appreciation (depreciation) on futures contracts	+	(173,521)

Net change in unrealized appreciation (depreciation)	+	1,113,648

Net realized and unrealized gains		125,007,792

Increase in net assets resulting from operations		$139,291,792

30 See financial notes

 Schwab Dividend Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$14,284,000	$31,081,945
Net realized gains		123,894,144	183,794,300
Net change in unrealized appreciation (depreciation)	+	1,113,648	169,340,491

Increase in net assets from operations		139,291,792	384,216,736

Distributions to Shareholders

Distributions from net investment income		(15,330,941)	(30,254,415)
Distributions from net realized gains	+	(118,279,747)	—

Total distributions		($133,610,688)	($30,254,415)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,007,191	$194,595,805	20,146,686	$334,691,092
Shares reinvested		4,531,336	78,106,280	1,039,729	16,530,353
Shares redeemed	+	(7,477,503)	(133,003,966)	(17,942,195)	(291,824,449)

Net transactions in fund shares		8,061,024	$139,698,119	3,244,220	$59,396,996

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		98,985,674	$1,803,640,983	95,741,454	$1,390,281,666
Total increase	+	8,061,024	145,379,223	3,244,220	413,359,317

End of period		107,046,698	$1,949,020,206	98,985,674	$1,803,640,983

Net investment income not yet distributed			$612,868		$1,659,809

See financial notes 31

Schwab Large-Cap Growth Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	15.66		12.48	11.18	10.48	9.10	8.22

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.14	0.07	0.07	0.05	0.05
Net realized and unrealized gains (losses)	1.02		3.17	1.29	0.69	1.39	0.87

Total from investment operations	1.07		3.31	1.36	0.76	1.44	0.92
Less distributions:
Distributions from net investment income	(0.09)		(0.13)	(0.06)	(0.06)	(0.06)	(0.04)

Net asset value at end of period	16.64		15.66	12.48	11.18	10.48	9.10

Total return (%)	6.88	[2]	26.76	12.18	7.25	15.83	11.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	[3]	0.99	0.99	0.99	1.00 [4]	0.99
Gross operating expenses	1.04	[3]	1.05	1.05	1.05	1.04	1.03
Net investment income (loss)	0.64	[3]	1.00	0.53	0.56	0.39	0.65
Portfolio turnover rate	41	[2]	87	79	62	57	63
Net assets, end of period ($ x 1,000,000)	253		253	217	213	219	360

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.

32 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	206,470,130	250,916,076
0.3%	Short-Term Investment	706,168	706,168

99.6%	Total Investments	207,176,298	251,622,244
0.4%	Other Assets and Liabilities, Net		1,014,604

100.0%	Net Assets		252,636,848

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Banks 0.8%
Citigroup, Inc.	42,800	2,050,548

Capital Goods 6.1%
AECOM Technology Corp. *	54,200	1,757,164
Danaher Corp.	4,200	308,196
Exelis, Inc.	35,700	661,878
Honeywell International, Inc.	18,600	1,727,940
IDEX Corp.	10,400	775,528
Masco Corp.	130,400	2,619,736
Northrop Grumman Corp.	3,800	461,738
The Boeing Co.	30,500	3,935,110
United Rentals, Inc. *	33,900	3,180,837

		15,428,127

Commercial & Professional Supplies 1.9%
Manpowergroup, Inc.	28,400	2,310,056
Pitney Bowes, Inc.	55,000	1,474,000
R.R. Donnelley & Sons Co.	60,300	1,061,280

		4,845,336

Consumer Durables & Apparel 1.2%
Deckers Outdoor Corp. *	23,700	1,871,115
Hanesbrands, Inc.	5,100	418,659
Jarden Corp. *	14,500	828,675

		3,118,449

Consumer Services 2.9%
International Game Technology	85,600	1,074,280
MGM Resorts International *	142,100	3,585,183
Wyndham Worldwide Corp.	5,600	399,504
Wynn Resorts Ltd.	11,300	2,303,957

		7,362,924

Diversified Financials 2.7%
Affiliated Managers Group, Inc. *	12,000	2,378,400
Lazard Ltd., Class A	66,100	3,110,005
SEI Investments Co.	40,100	1,298,438

		6,786,843

Energy 4.7%
Baker Hughes, Inc.	14,100	985,590
ConocoPhillips	20,200	1,501,062
EOG Resources, Inc.	58,000	5,684,000
SM Energy Co.	49,500	3,669,435

		11,840,087

Food & Staples Retailing 2.8%
Rite Aid Corp. *	87,400	638,020
The Kroger Co.	113,900	5,243,956
Walgreen Co.	18,000	1,222,200

		7,104,176

Food, Beverage & Tobacco 7.7%
Altria Group, Inc.	31,400	1,259,454
Archer-Daniels-Midland Co.	101,500	4,438,595
Dr Pepper Snapple Group, Inc.	17,900	992,018
PepsiCo, Inc.	88,300	7,584,087
Pilgrim’s Pride Corp. *	86,800	1,897,448
The Hillshire Brands Co.	90,800	3,237,020

		19,408,622

Health Care Equipment & Services 6.1%
Align Technology, Inc. *	37,100	1,869,469
Boston Scientific Corp. *	26,900	339,209
C.R. Bard, Inc.	21,700	2,980,061
Cardinal Health, Inc.	62,400	4,337,424
Express Scripts Holding Co. *	10,700	712,406
McKesson Corp.	11,200	1,894,928
Medtronic, Inc.	54,300	3,193,926

		15,327,423

Household & Personal Products 1.0%
Energizer Holdings, Inc.	23,000	2,568,870

Insurance 2.6%
Aflac, Inc.	25,200	1,580,544
CNO Financial Group, Inc.	222,700	3,841,575
Genworth Financial, Inc., Class A *	60,400	1,078,140

		6,500,259

Materials 3.8%
Avery Dennison Corp.	22,200	1,080,252
PPG Industries, Inc.	26,100	5,053,482
Steel Dynamics, Inc.	36,100	659,547
The Dow Chemical Co.	55,400	2,764,460

		9,557,741

See financial notes 33

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 5.0%
Comcast Corp., Class A	100,000	5,176,000
Live Nation Entertainment, Inc. *	176,500	3,685,320
Starz, Class A *	50,100	1,616,727
Viacom, Inc., Class B	26,400	2,243,472

		12,721,519

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	61,900	3,223,752
Alkermes plc *	25,100	1,161,126
Amgen, Inc.	45,300	5,062,275
Biogen Idec, Inc. *	5,100	1,464,312
Celgene Corp. *	34,900	5,130,649
Johnson & Johnson	13,900	1,407,931
Pfizer, Inc.	27,300	853,944
Salix Pharmaceuticals Ltd. *	23,000	2,530,000
United Therapeutics Corp. *	17,500	1,750,175

		22,584,164

Real Estate 2.4%
CBRE Group, Inc., Class A *	21,400	570,096
Hospitality Properties Trust	141,000	4,237,050
RLJ Lodging Trust	49,400	1,317,498

		6,124,644

Retailing 7.5%
Amazon.com, Inc. *	3,400	1,034,042
Best Buy Co., Inc.	46,800	1,213,524
GameStop Corp., Class A	23,900	948,352
Macy’s, Inc.	86,400	4,961,952
Netflix, Inc. *	1,000	322,040
The Gap, Inc.	42,600	1,674,180
The Home Depot, Inc.	60,800	4,834,208
The TJX Cos., Inc.	67,500	3,927,150

		18,915,448

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor Ltd. *	9,600	210,912
Micron Technology, Inc. *	6,200	161,944
Xilinx, Inc.	3,200	151,008

		523,864

Software & Services 16.9%
CA, Inc.	56,200	1,693,868
Computer Sciences Corp.	55,800	3,302,244
CoStar Group, Inc. *	3,500	563,115
DST Systems, Inc.	2,700	248,913
Facebook, Inc., Class A *	44,500	2,660,210
Global Payments, Inc.	49,800	3,328,134
Google, Inc., Class A *	6,100	3,262,768
Google, Inc., Class C *	6,100	3,212,626
IAC/InterActiveCorp	4,600	304,888
Jack Henry & Associates, Inc.	21,800	1,202,488
MasterCard, Inc., Class A	31,200	2,294,760
Microsoft Corp.	182,700	7,381,080
Oracle Corp.	203,500	8,319,080
PTC, Inc. *	130,400	4,612,248
Xerox Corp.	32,800	396,552

		42,782,974

Technology Hardware & Equipment 7.5%
Apple, Inc.	18,567	10,956,201
ARRIS Group, Inc. *	44,200	1,153,178
CDW Corp.	20,500	577,895
Hewlett-Packard Co.	71,300	2,357,178
NetApp, Inc.	101,300	3,607,293
Western Digital Corp.	4,400	387,772

		19,039,517

Telecommunication Services 1.5%
Verizon Communications, Inc.	78,700	3,677,651

Transportation 4.4%
Alaska Air Group, Inc.	40,800	3,838,464
AMERCO	4,500	1,125,495
Matson, Inc.	27,900	660,951
United Parcel Service, Inc., Class B	54,800	5,397,800

		11,022,710

Utilities 0.7%
AES Corp.	112,400	1,624,180

Total Common Stock
(Cost $206,470,130)		250,916,076

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Bank of Tokyo Mitsubishi
0.03%, 05/01/14	706,168	706,168

Total Short-Term Investment
(Cost $706,168)		706,168

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $207,176,298 and the unrealized appreciation and depreciation were $47,696,128 and ($3,250,182), respectively, with a net unrealized appreciation of $44,445,946.

*	Non-income producing security.

34 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$250,916,076	$—	$—	$250,916,076
Short-Term Investment[1]	—	706,168	—	706,168

Total	$250,916,076	$706,168	$—	$251,622,244

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 35

 Schwab Large-Cap Growth Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $207,176,298)		$251,622,244
Receivables:
Investments sold		907,181
Dividends		159,005
Fund shares sold		101,621
Income from securities on loan		144
Interest		1
Prepaid expenses	+	6,249

Total assets		252,796,445

Liabilities

Payables:
Investment adviser and administrator fees		13,941
Shareholder service fees		5,489
Fund shares redeemed		83,854
Accrued expenses	+	56,313

Total liabilities		159,597

Net Assets

Total assets		252,796,445
Total liabilities	−	159,597

Net assets		$252,636,848

Net Assets by Source
Capital received from investors		202,974,419
Net investment income not yet distributed		303,591
Net realized capital gains		4,912,892
Net unrealized capital appreciation		44,445,946

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$252,636,848		15,186,169		$16.64

36 See financial notes

 Schwab Large-Cap Growth Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends		$2,059,499
Interest		152
Securities on loan	+	1,463

Total investment income		2,061,114

Expenses

Investment adviser and administrator fees		913,212
Shareholder service fees		312,227
Shareholder reports		22,504
Portfolio accounting fees		20,504
Professional fees		19,412
Transfer agent fees		13,124
Registration fees		11,482
Custodian fees		5,019
Independent trustees’ fees		3,619
Interest expense		20
Other expenses	+	3,064

Total expenses		1,324,187
Expense reduction by CSIM and its affiliates	−	68,501

Net expenses	−	1,255,686

Net investment income		805,428

Realized and Unrealized Gains (Losses)

Net realized gains on investments		19,056,734
Net realized gains on futures contracts	+	77,841

Net realized gains		19,134,575
Net change in unrealized appreciation (depreciation) on investments		(2,871,296)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(54,459)

Net change in unrealized appreciation (depreciation)	+	(2,925,755)

Net realized and unrealized gains		16,208,820

Increase in net assets resulting from operations		$17,014,248

See financial notes 37

 Schwab Large-Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$805,428	$2,316,395
Net realized gains		19,134,575	31,663,612
Net change in unrealized appreciation (depreciation)	+	(2,925,755)	21,399,074

Increase in net assets from operations		17,014,248	55,379,081

Distributions to Shareholders

Distributions from net investment income		($1,490,864)	($2,200,707)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		710,460	$11,583,658	1,838,655	$25,057,674
Shares reinvested		49,885	793,166	94,231	1,176,943
Shares redeemed	+	(1,710,044)	(27,947,564)	(3,195,045)	(43,826,509)

Net transactions in fund shares		(949,699)	($15,570,740)	(1,262,159)	($17,591,892)

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,135,868	$252,684,204	17,398,027	$217,097,722
Total increase or decrease	+	(949,699)	(47,356)	(1,262,159)	35,586,482

End of period		15,186,169	$252,636,848	16,135,868	$252,684,204

Net investment income not yet distributed			$303,591		$989,027

38 See financial notes

Schwab Small-Cap Equity Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	24.87		17.72	15.61	13.96	11.14	10.55

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.02	(0.01)	(0.04)	(0.02)
Net realized and unrealized gains (losses)	1.59		7.16	2.10	1.66	2.86	0.61

Total from investment operations	1.65		7.25	2.12	1.65	2.82	0.59
Less distributions:
Distributions from net investment income	(0.07)		(0.10)	(0.01)	—	—	(0.00)[2]
Distributions from net realized gains	(2.38)		—	—	—	—	—

Total distributions	(2.45)		(0.10)	(0.01)	—	—	(0.00)[2]

Net asset value at end of period	24.07		24.87	17.72	15.61	13.96	11.14

Total return (%)	7.05	[3]	41.10	13.57	11.82	25.31	5.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.09	[4]	1.10	1.12	1.11	1.12	1.12
Gross operating expenses	1.10	[4]	1.11	1.12	1.12	1.14	1.17
Net investment income (loss)	0.40	[4]	0.42	0.11	(0.05)	(0.26)	(0.16)
Portfolio turnover rate	51	[3]	84	101	72	64	85
Net assets, end of period ($ x 1,000,000)	630		590	388	226	219	202

* Unaudited.

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Amount is less than $0.01.
3 Not annualized.
4 Annualized.

See financial notes 39

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Common Stock	520,195,001	619,108,604
1.5%	Short-Term Investments	9,579,028	9,579,028

99.7%	Total Investments	529,774,029	628,687,632
1.6%	Collateral Invested for Securities on Loan	10,084,242	10,084,242
(1.3%)	Other Assets and Liabilities, Net		(8,284,575)

100.0%	Net Assets		630,487,299

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 1.0%
Dana Holding Corp.	142,578	3,018,376
Tower International, Inc. *	126,230	3,510,457

		6,528,833

Banks 5.3%
1st Source Corp.	31,910	941,026
BancFirst Corp.	15,900	925,539
BBCN Bancorp, Inc.	68,230	1,051,424
Berkshire Hills Bancorp, Inc.	11,300	264,759
Chemical Financial Corp.	45,700	1,282,799
Community Trust Bancorp, Inc.	7,880	290,536
First Bancorp	17,290	297,561
First BanCorp *	108,300	556,662
First Citizens BancShares, Inc., Class A	1,510	339,584
First Defiance Financial Corp.	17,200	464,744
First Interstate Bancsystem, Inc.	28,960	720,814
First Midwest Bancorp, Inc.	239,330	3,917,832
Flushing Financial Corp.	5,990	115,128
International Bancshares Corp.	39,690	911,282
MainSource Financial Group, Inc.	23,100	381,843
Pinnacle Financial Partners, Inc.	22,910	791,999
PrivateBancorp, Inc.	170,810	4,709,232
S&T Bancorp, Inc.	36,980	860,155
Susquehanna Bancshares, Inc.	276,700	2,866,612
Synovus Financial Corp.	1,025,100	3,290,571
TCF Financial Corp.	269,590	4,232,563
The Bank of Kentucky Financial Corp.	7,000	241,570
UMB Financial Corp.	8,390	492,577
WesBanco, Inc.	27,180	821,923
Western Alliance Bancorp *	82,500	1,903,275
WSFS Financial Corp.	9,120	616,694

		33,288,704

Capital Goods 7.6%
AAR Corp.	153,500	3,975,650
Aceto Corp.	106,600	2,332,408
AECOM Technology Corp. *	125,840	4,079,733
Aircastle Ltd.	34,600	607,922
Albany International Corp., Class A	94,940	3,415,941
Altra Industrial Motion Corp.	20,400	696,864
Argan, Inc.	8,230	220,317
Briggs & Stratton Corp.	12,690	271,185
CIRCOR International, Inc.	5,930	481,575
Curtiss-Wright Corp.	48,640	3,110,042
Engility Holdings, Inc. *	15,010	655,037
Esterline Technologies Corp. *	20,860	2,274,157
Gibraltar Industries, Inc. *	64,900	1,108,492
Griffon Corp.	47,200	502,208
Harsco Corp.	128,980	3,086,492
Huntington Ingalls Industries, Inc.	25,260	2,601,780
Hurco Cos., Inc.	9,200	245,272
Hyster-Yale Materials Handling, Inc.	20,500	1,975,995
John Bean Technologies Corp.	74,380	2,156,276
Kadant, Inc.	20,540	713,765
L.B. Foster Co., Class A	16,000	757,600
Lydall, Inc. *	45,320	1,060,941
Moog, Inc., Class A *	42,800	2,801,260
Mueller Water Products, Inc., Class A	228,600	2,084,832
Standex International Corp.	23,160	1,375,009
The Greenbrier Cos., Inc. *	60,180	3,155,839
Tutor Perini Corp. *	51,420	1,522,032
Xerium Technologies, Inc. *	24,820	335,070

		47,603,694

Commercial & Professional Supplies 3.2%
ARC Document Solutions, Inc. *	30,710	196,544
EnerNOC, Inc. *	149,570	3,529,852
Heidrick & Struggles International, Inc.	19,100	360,035
Kelly Services, Inc., Class A	10,532	221,804
Kimball International, Inc., Class B	12,000	201,120
Quad Graphics, Inc.	138,150	2,990,947
RPX Corp. *	286,280	4,689,266
Steelcase, Inc., Class A	199,840	3,293,363
The Brink’s Co.	160,700	4,088,208
TrueBlue, Inc. *	6,550	175,213
Viad Corp.	24,390	562,190

		20,308,542

Consumer Durables & Apparel 2.1%
Blyth, Inc. (a)	25,750	241,278
Cavco Industries, Inc. *	5,900	459,905
CSS Industries, Inc.	20,620	494,261
Culp, Inc.	12,400	223,820
Deckers Outdoor Corp. *	39,990	3,157,211
Johnson Outdoors, Inc., Class A	7,100	148,603
La-Z-Boy, Inc.	43,580	1,055,943

40 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Skechers U.S.A., Inc., Class A *	114,130	4,678,189
Unifi, Inc. *	24,000	531,360
Universal Electronics, Inc. *	51,000	1,904,850

		12,895,420

Consumer Services 2.6%
Ascent Capital Group, Inc., Class A *	34,720	2,387,695
Boyd Gaming Corp. *	259,160	3,063,271
Capella Education Co.	31,740	1,852,346
Jack in the Box, Inc. *	28,140	1,506,616
K12, Inc. *	14,130	334,598
Multimedia Games Holding Co., Inc. *	57,350	1,674,620
Penn National Gaming, Inc. *	324,080	3,616,733
Ruth’s Hospitality Group, Inc.	70,095	882,496
Strayer Education, Inc. *	12,680	540,548
Universal Technical Institute, Inc.	51,590	619,596

		16,478,519

Diversified Financials 2.9%
Calamos Asset Management, Inc., Class A	180,550	2,199,099
Compass Diversified Holdings	52,490	970,540
Evercore Partners, Inc., Class A	35,020	1,871,119
FBR & Co. *	49,640	1,280,712
FXCM, Inc., Class A	39,700	614,556
GFI Group, Inc.	83,720	311,438
Interactive Brokers Group, Inc., Class A	194,780	4,655,242
Investment Technology Group, Inc. *	145,387	3,000,788
Manning & Napier, Inc.	24,210	402,370
Nelnet, Inc., Class A	54,400	2,298,944
Oppenheimer Holdings, Inc., Class A	20,120	512,255

		18,117,063

Energy 7.5%
Basic Energy Services, Inc. *	69,840	1,845,173
Bill Barrett Corp. *	88,980	2,107,046
Bonanza Creek Energy, Inc. *	62,530	3,040,209
Carrizo Oil & Gas, Inc. *	78,030	4,293,210
Clayton Williams Energy, Inc. *	21,630	3,125,102
Cloud Peak Energy, Inc. *	50,910	1,002,418
Contango Oil & Gas Co. *	30,500	1,465,220
Dawson Geophysical Co.	25,560	722,326
Endeavour International Corp. *(a)	163,383	562,037
Green Plains Renewable Energy, Inc.	109,866	3,284,993
Hercules Offshore, Inc. *	175,600	784,932
ION Geophysical Corp. *	270,310	1,189,364
Matrix Service Co. *	108,310	3,354,361
Parker Drilling Co. *	357,390	2,369,496
Penn Virginia Corp. *	12,680	210,995
REX American Resources Corp. *	42,790	2,796,754
SandRidge Energy, Inc. *(a)	107,259	735,797
Stone Energy Corp. *	147,680	7,243,704
VAALCO Energy, Inc. *	228,730	2,108,891
W&T Offshore, Inc.	145,450	2,792,640
Warren Resources, Inc. *	482,410	2,445,819

		47,480,487

Food & Staples Retailing 2.4%
Liberator Medical Holdings, Inc. (a)	91,740	355,034
Rite Aid Corp. *	689,890	5,036,197
Roundy’s, Inc.	337,390	2,284,130
The Andersons, Inc.	88,770	5,529,483
The Pantry, Inc. *	127,210	1,913,239

		15,118,083

Food, Beverage & Tobacco 1.4%
Coca-Cola Bottling Co. Consolidated	25,810	2,122,356
Diamond Foods, Inc. *	18,740	572,882
Farmer Bros. Co. *	73,501	1,448,705
Omega Protein Corp. *	169,040	1,920,294
Pilgrim’s Pride Corp. *	113,800	2,487,668
Seneca Foods Corp., Class A *	7,100	201,640

		8,753,545

Health Care Equipment & Services 6.9%
Alere, Inc. *	54,694	1,826,780
Align Technology, Inc. *	32,160	1,620,542
Alliance HealthCare Services, Inc. *	8,250	234,795
AMN Healthcare Services, Inc. *	38,800	484,224
Amsurg Corp. *	4,940	213,951
AngioDynamics, Inc. *	56,030	753,043
Anika Therapeutics, Inc. *	67,230	2,873,410
Cantel Medical Corp.	51,125	1,695,305
CONMED Corp.	93,580	4,335,562
CryoLife, Inc.	46,100	418,588
Globus Medical, Inc., Class A *	24,650	601,953
Greatbatch, Inc. *	76,634	3,527,463
ICU Medical, Inc. *	34,010	1,897,078
Kindred Healthcare, Inc.	121,430	3,047,893
Magellan Health Services, Inc. *	25,700	1,483,404
MedAssets, Inc. *	9,680	220,994
Merge Healthcare, Inc. *	172,620	393,574
National Healthcare Corp.	11,100	607,503
NuVasive, Inc. *	90,270	3,043,002
Omnicell, Inc. *	21,500	569,320
PharMerica Corp. *	63,480	1,726,021
Quality Systems, Inc.	42,218	623,560
SurModics, Inc. *	75,440	1,641,574
Symmetry Medical, Inc. *	159,160	1,314,662
The Providence Service Corp. *	26,630	1,081,444
Thoratec Corp. *	75,480	2,474,235
Triple-S Management Corp., Class B *	49,790	745,854
VCA Antech, Inc. *	125,540	3,845,290

		43,301,024

Household & Personal Products 0.6%
Harbinger Group, Inc. *	101,300	1,181,158
Revlon, Inc., Class A *	17,300	521,422
Spectrum Brands Holdings, Inc.	17,390	1,336,074
USANA Health Sciences, Inc. *	6,660	451,947

		3,490,601

See financial notes 41

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 5.6%
American Equity Investment Life Holding Co.	240,470	5,607,761
Aspen Insurance Holdings Ltd.	110,820	5,073,340
CNO Financial Group, Inc.	323,920	5,587,620
FBL Financial Group, Inc., Class A	19,600	876,316
MBIA, Inc. *	163,820	1,985,498
Selective Insurance Group, Inc.	156,930	3,599,974
StanCorp Financial Group, Inc.	48,990	2,993,289
Symetra Financial Corp.	256,600	5,301,356
The Hanover Insurance Group, Inc.	73,920	4,320,624
United Insurance Holdings Corp.	8,660	132,065

		35,477,843

Materials 5.2%
Ampco-Pittsburgh Corp.	21,250	425,638
Calgon Carbon Corp. *	49,380	989,081
Commercial Metals Co.	302,430	5,806,656
Ferro Corp. *	55,050	714,549
Globe Specialty Metals, Inc.	103,068	1,997,458
Handy & Harman Ltd. *	8,300	187,663
KapStone Paper & Packaging Corp. *	27,970	737,849
Materion Corp.	101,110	3,402,352
Minerals Technologies, Inc.	84,360	5,018,576
Neenah Paper, Inc.	64,660	3,256,924
OM Group, Inc.	56,400	1,651,956
OMNOVA Solutions, Inc. *	26,600	242,592
P.H. Glatfelter Co.	69,300	1,768,536
Schweitzer-Mauduit International, Inc.	9,860	430,290
Tredegar Corp.	49,540	1,030,927
Worthington Industries, Inc.	138,884	5,110,931

		32,771,978

Media 0.7%
AH Belo Corp., Class A	48,000	552,480
Cumulus Media, Inc., Class A *	111,300	713,433
Live Nation Entertainment, Inc. *	160,130	3,343,514

		4,609,427

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
Affymetrix, Inc. *	199,740	1,484,068
Akorn, Inc. *	96,150	2,424,903
Albany Molecular Research, Inc. *	17,320	278,159
AMAG Pharmaceuticals, Inc. *	81,830	1,494,216
Anacor Pharmaceuticals, Inc. *	77,680	1,279,390
Arena Pharmaceuticals, Inc. *(a)	152,710	977,344
Bio-Rad Laboratories, Inc., Class A *	31,770	3,914,382
Biospecifics Technologies Corp. *	16,700	396,291
Charles River Laboratories International, Inc. *	68,670	3,688,952
Depomed, Inc. *	74,390	1,042,204
Dyax Corp. *	405,230	2,678,570
Emergent Biosolutions, Inc. *	201,545	5,312,726
Enzo Biochem, Inc. *	64,360	270,312
ICON plc *	96,170	3,728,511
Impax Laboratories, Inc. *	211,750	5,537,262
Insys Therapeutics, Inc. *	21,315	875,194
Maxygen, Inc. *(e)	67,800	—
Myriad Genetics, Inc. *(a)	33,150	1,399,262
Nektar Therapeutics *	127,840	1,504,677
NPS Pharmaceuticals, Inc. *	72,000	1,916,640
PAREXEL International Corp. *	22,840	1,035,794
PDL BioPharma, Inc. (a)	215,220	1,827,218
Prestige Brands Holdings, Inc. *	136,910	4,589,223
Repligen Corp. *	103,380	1,638,573
Sagent Pharmaceuticals, Inc. *	88,470	1,830,444
Spectrum Pharmaceuticals, Inc. *	33,420	229,595
The Medicines Co. *	105,710	2,811,886
Threshold Pharmaceuticals, Inc. *	440,975	1,807,998
XOMA Corp. *	59,730	265,201

		56,238,995

Real Estate 6.2%
Ashford Hospitality Trust, Inc.	531,973	5,458,043
Brandywine Realty Trust	311,810	4,536,836
Cedar Realty Trust, Inc.	92,410	572,018
CyrusOne, Inc.	84,060	1,681,200
DCT Industrial Trust, Inc.	500,000	3,910,000
DiamondRock Hospitality Co.	153,760	1,886,635
DuPont Fabros Technology, Inc.	75,820	1,837,119
Pebblebrook Hotel Trust	59,410	2,046,080
PS Business Parks, Inc.	42,600	3,653,802
RLJ Lodging Trust	213,960	5,706,313
Saul Centers, Inc.	33,860	1,553,835
Strategic Hotels & Resorts, Inc. *	341,320	3,682,843
Sunstone Hotel Investors, Inc.	174,440	2,496,236

		39,020,960

Retailing 4.5%
ANN, Inc. *	80,150	3,141,079
Brown Shoe Co., Inc.	180,380	4,255,164
Citi Trends, Inc. *	103,430	1,757,276
Core-Mark Holding Co., Inc.	14,637	1,178,864
Destination Maternity Corp.	9,280	228,845
Guess?, Inc.	150,150	4,040,536
Haverty Furniture Cos, Inc.	62,900	1,606,466
New York & Co., Inc. *	82,500	345,675
Outerwall, Inc. *(a)	69,500	4,819,825
Overstock.com, Inc. *	84,190	1,348,724
Stein Mart, Inc.	22,960	287,000
The Children’s Place Retail Stores, Inc.	77,660	3,727,680
The Pep Boys - Manny, Moe & Jack *	133,720	1,366,618

		28,103,752

Semiconductors & Semiconductor Equipment 4.2%
Amkor Technology, Inc. *	435,090	3,458,965
Axcelis Technologies, Inc. *	164,310	294,115
Cabot Microelectronics Corp. *	73,240	3,176,419
Diodes, Inc. *	93,963	2,477,804
DSP Group, Inc. *	26,000	206,960
FormFactor, Inc. *	195,390	1,123,493
International Rectifier Corp. *	226,866	5,907,591
IXYS Corp.	54,900	592,371
OmniVision Technologies, Inc. *	255,070	4,981,517

42 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pericom Semiconductor Corp. *	51,100	412,377
Photronics, Inc. *	278,950	2,421,286
Power Integrations, Inc.	13,660	645,162
Sigma Designs, Inc. *	69,100	260,507
Ultra Clean Holdings, Inc. *	64,000	545,280

		26,503,847

Software & Services 9.7%
Aspen Technology, Inc. *	142,940	6,144,990
Callidus Software, Inc. *	174,780	1,668,275
comScore, Inc. *	165,100	5,172,583
Comverse, Inc. *	51,980	1,296,381
Constant Contact, Inc. *	125,560	3,246,982
CSG Systems International, Inc.	103,070	2,716,925
Epiq Systems, Inc.	62,730	802,317
Euronet Worldwide, Inc. *	21,830	1,003,962
Intralinks Holdings, Inc. *	164,920	1,509,018
j2 Global, Inc.	71,230	3,302,223
Limelight Networks, Inc. *	341,210	706,305
Mentor Graphics Corp.	31,430	650,601
MoneyGram International, Inc. *	64,434	850,529
Monster Worldwide, Inc. *	140,440	967,632
Pegasystems, Inc.	158,780	2,630,985
PTC, Inc. *	164,460	5,816,950
QuinStreet, Inc. *	63,370	386,557
Rosetta Stone, Inc. *	33,360	397,318
Rovi Corp. *	42,410	945,319
Seachange International, Inc. *	195,090	1,827,993
SS&C Technologies Holdings, Inc. *	40,750	1,585,990
Sykes Enterprises, Inc. *	30,300	599,637
Take-Two Interactive Software, Inc. *	270,960	5,522,165
TeleCommunication Systems, Inc., Class A *	59,240	151,062
TeleTech Holdings, Inc. *	62,910	1,518,018
Unisys Corp. *	59,920	1,460,250
Verint Systems, Inc. *	113,420	4,964,393
Web.com Group, Inc. *	114,940	3,529,807

		61,375,167

Technology Hardware & Equipment 5.2%
ARRIS Group, Inc. *	235,020	6,131,672
Benchmark Electronics, Inc. *	131,730	3,053,501
Brocade Communications Systems, Inc. *	474,900	4,421,319
Calix, Inc. *	56,870	501,025
Checkpoint Systems, Inc. *	84,800	1,082,896
Daktronics, Inc.	52,700	686,154
Emulex Corp. *	22,650	161,948
Harmonic, Inc. *	568,410	3,995,922
II-VI, Inc. *	196,560	2,830,464
Immersion Corp. *	26,740	303,232
Insight Enterprises, Inc. *	95,400	2,491,848
Newport Corp. *	89,440	1,670,739
Plexus Corp. *	36,200	1,517,504
Richardson Electronics Ltd.	16,310	163,426
ScanSource, Inc. *	3,330	127,905
Tech Data Corp. *	38,280	2,392,117
TTM Technologies, Inc. *	92,860	732,665
Vishay Intertechnology, Inc.	51,890	737,876

		33,002,213

Telecommunication Services 1.1%
IDT Corp., Class B	111,250	1,762,200
Inteliquent, Inc.	171,257	2,335,945
Premiere Global Services, Inc. *	127,360	1,620,019
Shenandoah Telecommunications Co.	8,300	232,649
Telephone & Data Systems, Inc.	36,720	998,417
USA Mobility, Inc.	12,997	222,639

		7,171,869

Transportation 2.3%
AMERCO	17,040	4,261,875
ArcBest Corp.	86,020	3,390,908
Hawaiian Holdings, Inc. *	44,080	636,956
Matson, Inc.	15,740	372,881
Park-Ohio Holdings Corp. *	25,860	1,509,965
Republic Airways Holdings, Inc. *	52,900	439,599
SkyWest, Inc.	328,960	3,815,936

		14,428,120

Utilities 1.1%
Avista Corp.	53,460	1,718,739
Chesapeake Utilities Corp.	10,700	676,882
PNM Resources, Inc.	118,320	3,275,098
Southwest Gas Corp.	24,890	1,369,199

		7,039,918

Total Common Stock
(Cost $520,195,001)		619,108,604

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.5% of net assets

Time Deposits 1.4%
DNB
0.03%, 05/01/14	9,029,060	9,029,060

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.04%, 06/19/14 (b)(c)	380,000	379,979
0.05%, 06/19/14 (b)(c)	170,000	169,989

		549,968

Total Short-Term Investments
(Cost $9,579,028)		9,579,028

End of Investments.

See financial notes 43

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.6% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	10,084,242	10,084,242

Total Collateral Invested for Securities on Loan
(Cost $10,084,242)		10,084,242

End of Collateral Invested for Securities on Loan

At 04/30/14, the tax basis cost of the fund’s investments was $530,390,113 and the unrealized appreciation and depreciation were $117,308,041 and ($19,010,522), respectively, with a net unrealized appreciation of $98,297,519

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,955,597.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

In addition to the above, the fund held the following at 4/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	99	11,123,640	(247,014)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$619,108,604	$—	$—	$619,108,604
Short-Term Investments[1]	—	9,579,028	—	9,579,028

Total	$619,108,604	$9,579,028	$—	$628,687,632

Other Financial Instruments
Collateral Invested for Securities on Loan	$10,084,242	$—	$—	$10,084,242

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($247,014)	$—	$—	($247,014)

[1]	As categorized in portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

44 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $529,774,029) including securities on loan of $9,955,597		$628,687,632
Collateral invested for securities on loan		10,084,242
Receivables:
Investments sold		15,115,154
Fund shares sold		4,706,241
Dividends		122,201
Income from securities on loan		41,172
Variation margin on futures contracts		28,625
Interest		8
Prepaid expenses	+	3,493

Total assets		658,788,768

Liabilities

Collateral held for securities on loan		10,084,242
Payables:
Investments bought		17,936,041
Investment adviser and administrator fees		41,601
Shareholder service fees		14,054
Fund shares redeemed		177,911
Accrued expenses	+	47,620

Total liabilities		28,301,469

Net Assets

Total assets		658,788,768
Total liabilities	−	28,301,469

Net assets		$630,487,299

Net Assets by Source
Capital received from investors		464,044,380
Distributions in excess of net investment income		(485,586)
Net realized capital gains		68,261,916
Net unrealized capital appreciation		98,666,589

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$630,487,299		26,195,326		$24.07

See financial notes 45

 Schwab Small-Cap Equity Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends		$4,397,598
Interest		1,577
Securities on loan	+	120,973

Total investment income		4,520,148

Expenses

Investment adviser and administrator fees		2,457,243
Shareholder service fees		747,990
Shareholder reports		26,066
Portfolio accounting fees		25,147
Professional fees		17,458
Registration fees		17,024
Custodian fees		13,359
Transfer agent fees		12,688
Independent trustees’ fees		4,479
Other expenses	+	5,840

Total expenses		3,327,294
Expense reduction by CSIM and its affiliates	−	12,688

Net expenses	−	3,314,606

Net investment income		1,205,542

Realized and Unrealized Gains (Losses)

Net realized gains on investments		68,987,906
Net realized losses on futures contracts	+	(185,839)

Net realized gains		68,802,067
Net change in unrealized appreciation (depreciation) on investments		(28,448,502)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(360,492)

Net change in unrealized appreciation (depreciation)	+	(28,808,994)

Net realized and unrealized gains		39,993,073

Increase in net assets resulting from operations		$41,198,615

46 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$1,205,542	$1,994,462
Net realized gains		68,802,067	70,691,514
Net change in unrealized appreciation (depreciation)	+	(28,808,994)	89,763,924

Increase in net assets from operations		41,198,615	162,449,900

Distributions to Shareholders

Distributions from net investment income		(1,598,911)	(2,100,800)
Distributions from net realized gains	+	(56,889,199)	—

Total distributions		($58,488,110)	($2,100,800)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,516,597	$107,986,703	5,573,116	$121,933,084
Shares reinvested		1,076,328	24,841,650	39,481	707,097
Shares redeemed	+	(3,135,702)	(75,367,588)	(3,750,852)	(80,237,495)

Net transactions in fund shares		2,457,223	$57,460,765	1,861,745	$42,402,686

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,738,103	$590,316,029	21,876,358	$387,564,243
Total increase	+	2,457,223	40,171,270	1,861,745	202,751,786

End of period		26,195,326	$630,487,299	23,738,103	$590,316,029

Distributions in excess of net investment income			($485,586)		($92,217)

See financial notes 47

Schwab Hedged Equity Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	18.62		16.36	15.32	14.79	13.45	12.55

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.10)	(0.08)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gains (losses)	1.04		2.36	1.12	0.58	1.42	0.96

Total from investment operations	1.00		2.26	1.04	0.53	1.34	0.91
Less distributions:
Distributions from net investment income	—		—	—	—	—	(0.01)
Distributions from net realized gains	(1.51)		—	—	—	—	—

Total distributions	(1.51)		—	—	—	—	(0.01)

Net asset value at end of period	18.11		18.62	16.36	15.32	14.79	13.45

Total return (%)	5.75	[2]	13.81	6.79	3.58	9.96	7.28

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.12	[3]	2.48	2.08	1.86	1.97	2.07 [4]
Net operating expenses (excluding dividend expense on short sales)	1.56	[3,5]	1.48 [5]	1.53 [5]	1.44 [6]	1.38 [7]	1.62 [4,7]
Gross operating expenses	2.16	[3]	2.52	2.13	1.88	1.99	2.29
Net investment income (loss)	(0.43)[3]		(0.49)	(0.47)	(0.25)	(0.54)	(0.41)
Portfolio turnover rate	72	[2]	130	109	98	115	169
Net assets, end of period ($ x 1,000,000)	188		193	194	236	329	306

* Unaudited.

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
5 The ratio of net operating expenses would have been 1.33% for the period ended 10/31/12, 10/31/13 and 4/30/14, respectively, if stock loan fees on short sales had not been incurred.
6 The ratio of net operating expenses would have been 1.33% for the period ended 10/31/11, if stock loan fees on short sales and payment for state filing fees had not been included.
7 The ratio of net operating expenses would have been 1.47% and 1.31% for the period ended 10/31/09, and 10/31/10, respectively, if stock loan fees on short sales had not been incurred.

48 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	149,775,333	184,504,383
1.9%		Other Investment Company	3,513,093	3,513,093
0.1%		Short-Term Investment	99,997	99,997

100.3%		Total Investments	153,388,423	188,117,473
(38	.5)%	Short Sales	(67,971,627)	(72,231,605)
38.2%		Other Assets and Liabilities, Net		71,717,527

100.0%		Net Assets		187,603,395

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Banks 7.9%
Bank of America Corp.	118,400	1,792,576
Citigroup, Inc.	23,700	1,135,467
Fifth Third Bancorp	69,798	1,438,537
Regions Financial Corp. (a)	239,500	2,428,530
SunTrust Banks, Inc.	51,134	1,956,387
The PNC Financial Services Group, Inc. (a)	46,400	3,899,456
Wells Fargo & Co. (a)	45,491	2,258,173

		14,909,126

Capital Goods 5.8%
AAR Corp.	1,500	38,850
AECOM Technology Corp. *	3,200	103,744
Aircastle Ltd.	26,300	462,091
Albany International Corp., Class A	3,900	140,322
Briggs & Stratton Corp.	3,600	76,932
Curtiss-Wright Corp. (a)	39,900	2,551,206
Emerson Electric Co.	22,000	1,499,960
IDEX Corp.	9,400	700,958
Masco Corp.	76,000	1,526,840
MRC Global, Inc. *	6,600	192,654
Northrop Grumman Corp.	14,700	1,786,197
Oshkosh Corp.	1,800	99,918
Terex Corp.	5,300	229,437
United Rentals, Inc. *	16,500	1,548,195

		10,957,304

Commercial & Professional Supplies 2.2%
Pitney Bowes, Inc.	14,400	385,920
R.R. Donnelley & Sons Co.	191,000	3,361,600
Steelcase, Inc., Class A	12,400	204,352
The Brink’s Co.	7,600	193,344

		4,145,216

Consumer Durables & Apparel 0.3%
Hanesbrands, Inc.	2,200	180,598
Jarden Corp. *(a)	7,816	446,684

		627,282

Consumer Services 1.5%
Graham Holdings Co., Class B	1,700	1,141,091
Jack in the Box, Inc. *	16,600	888,764
MGM Resorts International *	23,300	587,859
Penn National Gaming, Inc. *	22,700	253,332

		2,871,046

Diversified Financials 0.9%
Affiliated Managers Group, Inc. *	8,000	1,585,600
Interactive Brokers Group, Inc., Class A	1,200	28,680
Lazard Ltd., Class A	800	37,640

		1,651,920

Energy 11.7%
Chevron Corp. (a)	11,096	1,392,770
ConocoPhillips (a)	56,900	4,228,239
Devon Energy Corp.	1,400	98,000
EOG Resources, Inc. (a)	40,200	3,939,600
Exxon Mobil Corp. (a)	1,978	202,567
Green Plains Renewable Energy, Inc.	6,400	191,360
Marathon Oil Corp.	21,800	788,070
Murphy Oil Corp. (a)	40,553	2,572,277
National Oilwell Varco, Inc.	8,400	659,652
Occidental Petroleum Corp. (a)	41,300	3,954,475
Patterson-UTI Energy, Inc.	24,800	806,744
SM Energy Co.	31,500	2,335,095
Valero Energy Corp.	14,700	840,399

		22,009,248

Food & Staples Retailing 3.0%
Rite Aid Corp. *	52,700	384,710
The Andersons, Inc.	20,700	1,289,403
The Kroger Co. (a)	84,543	3,892,360

		5,566,473

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	10,600	425,166
Archer-Daniels-Midland Co. (a)	88,200	3,856,986
Bunge Ltd. (a)	41,100	3,273,615
J&J Snack Foods Corp.	8,300	776,880
Pilgrim’s Pride Corp. *	47,200	1,031,792
Tyson Foods, Inc., Class A	40,700	1,708,179

		11,072,618

See financial notes 49

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 5.4%
Alere, Inc. *	16,300	544,420
C.R. Bard, Inc.	7,600	1,043,708
Cardinal Health, Inc.	44,700	3,107,097
CareFusion Corp. *	30,400	1,187,424
Kindred Healthcare, Inc.	3,100	77,810
Magellan Health Services, Inc. *(a)	17,700	1,021,644
Medtronic, Inc. (a)	54,000	3,176,280

		10,158,383

Household & Personal Products 0.7%
Harbinger Group, Inc. *	29,200	340,472
Herbalife Ltd.	7,400	443,852
Nu Skin Enterprises, Inc., Class A	6,900	600,300

		1,384,624

Insurance 5.1%
American Equity Investment Life Holding Co.	84,900	1,979,868
Aspen Insurance Holdings Ltd.	61,800	2,829,204
Assurant, Inc.	11,800	795,438
CNO Financial Group, Inc. (a)	189,000	3,260,250
Reinsurance Group of America, Inc.	8,300	636,693
Symetra Financial Corp.	4,900	101,234

		9,602,687

Materials 4.9%
Ashland, Inc.	6,100	589,260
Commercial Metals Co.	44,900	862,080
Minerals Technologies, Inc. (a)	57,992	3,449,944
PPG Industries, Inc.	6,272	1,214,385
Steel Dynamics, Inc.	53,200	971,964
Worthington Industries, Inc. (a)	56,793	2,089,982

		9,177,615

Media 2.7%
Comcast Corp., Class A	31,200	1,614,912
Live Nation Entertainment, Inc. *	162,300	3,388,824

		5,003,736

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Amgen, Inc. (a)	19,700	2,201,475
Celgene Corp. *(a)	24,900	3,660,549
Pfizer, Inc. (a)	137,274	4,293,931
Salix Pharmaceuticals Ltd. *	2,400	264,000

		10,419,955

Real Estate 3.4%
Ashford Hospitality Trust, Inc.	40,800	418,608
Brandywine Realty Trust	100,500	1,462,275
CBRE Group, Inc., Class A *	35,000	932,400
EPR Properties	23,000	1,233,030
Hospitality Properties Trust	4,000	120,200
RLJ Lodging Trust	70,700	1,885,569
Select Income REIT	11,400	350,892

		6,402,974

Retailing 5.7%
Aaron’s, Inc.	11,100	327,117
ANN, Inc. *(a)	48,500	1,900,715
Best Buy Co., Inc.	33,300	863,469
Brown Shoe Co., Inc.	9,200	217,028
GameStop Corp., Class A	23,900	948,352
Guess?, Inc.	2,000	53,820
Macy’s, Inc. (a)	65,421	3,757,128
Outerwall, Inc. *	20,600	1,428,610
The Children’s Place Retail Stores, Inc.	24,900	1,195,200

		10,691,439

Semiconductors & Semiconductor Equipment 0.5%
International Rectifier Corp. *	38,200	994,728

Software & Services 10.5%
Aspen Technology, Inc. *	23,900	1,027,461
CA, Inc. (a)	109,906	3,312,567
Computer Sciences Corp.	29,300	1,733,974
comScore, Inc. *	33,300	1,043,289
Google, Inc., Class A *	1,400	748,832
Microsoft Corp. (a)	33,919	1,370,327
MoneyGram International, Inc. *	12,400	163,680
Oracle Corp. (a)	84,300	3,446,184
Pegasystems, Inc.	26,400	437,448
PTC, Inc. *	25,400	898,398
Synopsys, Inc. *	40,700	1,531,134
Take-Two Interactive Software, Inc. *(a)	112,200	2,286,636
TiVo, Inc. *	50,100	594,186
Verint Systems, Inc. *	11,500	503,355
Xerox Corp.	45,300	547,677

		19,645,148

Technology Hardware & Equipment 8.8%
Apple, Inc. (a)	3,428	2,022,829
Brocade Communications Systems, Inc. *(a)	228,524	2,127,559
Cisco Systems, Inc.	1,100	25,421
EchoStar Corp., Class A *(a)	7,567	340,212
Hewlett-Packard Co. (a)	91,436	3,022,874
II-VI, Inc. *	66,000	950,400
NetApp, Inc.	73,800	2,628,018
Western Digital Corp.	25,479	2,245,464
Zebra Technologies Corp., Class A *(a)	44,000	3,055,360

		16,418,137

Telecommunication Services 0.5%
Verizon Communications, Inc.	19,050	890,206

Transportation 1.1%
AMERCO	2,800	700,308
FedEx Corp. (a)	9,292	1,266,035

		1,966,343

50 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 4.2%
AES Corp. (a)	242,428	3,503,085
Edison International (a)	44,500	2,516,920
Entergy Corp.	23,100	1,674,750
Vectren Corp.	6,000	243,420

		7,938,175

Total Common Stock
(Cost $149,775,333)		184,504,383

Other Investment Company 1.9% of net assets

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	3,513,093	3,513,093

Total Other Investment Company
(Cost $3,513,093)		3,513,093

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.02%, 06/19/14 (c)(d)	100,000	99,997

Total Short-Term Investment
(Cost $99,997)		99,997

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $153,856,548 and the unrealized appreciation and depreciation were $36,133,218 and ($1,872,293), respectively, with a net unrealized appreciation of $34,260,925.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	15	1,408,425	29,896

See financial notes 51

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 38.5% of net assets

Automobiles & Components 0.5%
Dorman Products, Inc. *	17,200	989,860

Banks 2.6%
BankUnited, Inc.	17,000	560,830
M&T Bank Corp.	19,500	2,379,195
Signature Bank *	7,200	855,504
Valley National Bancorp	103,835	1,040,427

		4,835,956

Capital Goods 2.3%
Chart Industries, Inc. *	3,600	245,592
DigitalGlobe, Inc. *	11,300	336,514
Fastenal Co.	47,300	2,368,784
Joy Global, Inc.	700	42,266
Navistar International Corp. *	10,300	390,679
Proto Labs, Inc. *	9,280	561,811
SolarCity Corp. *	7,100	378,075

		4,323,721

Commercial & Professional Supplies 1.9%
Copart, Inc. *	32,685	1,185,485
Healthcare Services Group, Inc.	5,100	148,410
Stericycle, Inc. *	11,400	1,327,416
The Advisory Board Co. *	14,400	824,544

		3,485,855

Consumer Durables & Apparel 1.3%
Kate Spade & Co. *	67,300	2,340,021

Consumer Services 0.6%
Caesars Entertainment Corp. *	29,000	535,630
Norwegian Cruise Line Holdings Ltd. *	19,800	648,846

		1,184,476

Diversified Financials 0.7%
Federated Investors, Inc., Class B	41,700	1,190,118
Leucadia National Corp.	6,600	168,432

		1,358,550

Energy 7.8%
Atwood Oceanics, Inc. *	22,900	1,134,924
Cheniere Energy, Inc. *	16,200	914,490
Cobalt International Energy, Inc. *	108,600	1,954,800
CVR Energy, Inc.	7,300	358,795
Diamondback Energy, Inc. *	22,600	1,625,844
Dresser-Rand Group, Inc. *	38,500	2,326,940
Golar LNG Ltd.	40,700	1,798,940
Gulfport Energy Corp. *	8,400	618,828
Kodiak Oil & Gas Corp. *	98,484	1,251,731
McDermott International, Inc. *	82,800	598,644
Oasis Petroleum, Inc. *	900	41,859
Range Resources Corp.	9,000	814,050
Scorpio Tankers, Inc.	40,400	364,004
The Williams Cos., Inc.	19,400	818,098

		14,621,947

Food & Staples Retailing 1.5%
Sprouts Farmers Market, Inc. *	500	15,985
The Fresh Market, Inc. *	15,900	589,890
United Natural Foods, Inc. *	32,900	2,271,087

		2,876,962

Food, Beverage & Tobacco 0.7%
Snyder’s-Lance, Inc.	3,200	84,992
The Hain Celestial Group, Inc. *	14,705	1,264,924

		1,349,916

Health Care Equipment & Services 0.8%
Acadia Healthcare Co., Inc. *	17,306	727,198
athenahealth, Inc. *	700	86,548
Edwards Lifesciences Corp. *	4,200	342,174
Intuitive Surgical, Inc. *	700	253,190
Tenet Healthcare Corp. *	2,700	121,716

		1,530,826

Insurance 2.5%
Fidelity National Financial, Inc., Class A	70,500	2,268,690
Mercury General Corp.	8,900	425,954
RLI Corp.	46,400	1,997,984

		4,692,628

Materials 4.5%
Eagle Materials, Inc.	28,700	2,391,571
FMC Corp.	27,900	2,148,300
Southern Copper Corp.	28,885	870,594
US Silica Holdings, Inc.	32,000	1,445,440
Vulcan Materials Co.	23,400	1,510,002

		8,365,907

Media 1.1%
DreamWorks Animation SKG, Inc., Class A *	39,400	946,782
Loral Space & Communications, Inc. *	5,400	388,746
Sirius XM Holdings, Inc. *	223,300	712,327

		2,047,855

Retailing 2.4%
Cabela’s, Inc. *	22,400	1,469,664
CarMax, Inc. *	52,200	2,285,316
Restoration Hardware Holdings, Inc. *	9,300	580,227
TripAdvisor, Inc. *	2,800	226,072

		4,561,279

Semiconductors & Semiconductor Equipment 0.7%
SunEdison, Inc. *	50,900	978,807
SunPower Corp. *	10,500	350,910

		1,329,717

52 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 2.9%
Concur Technologies, Inc. *	12,500	1,005,875
EPAM Systems, Inc. *	8,500	264,605
NetSuite, Inc. *	13,800	1,066,878
Pandora Media, Inc. *	15,516	363,385
Qlik Technologies, Inc. *	59,200	1,301,216
Rackspace Hosting, Inc. *	25,000	725,500
Teradata Corp. *	4,800	218,208
Yahoo! Inc. *	13,000	467,350

		5,413,017

Technology Hardware & Equipment 1.8%
3D Systems Corp. *	1,100	52,074
IPG Photonics Corp. *	21,000	1,357,230
Palo Alto Networks, Inc. *	6,600	419,628
Stratasys Ltd. *	9,000	871,830
ViaSat, Inc. *	11,100	712,731

		3,413,493

Transportation 1.5%
C.H. Robinson Worldwide, Inc.	42,100	2,479,690
Kansas City Southern	3,900	393,432

		2,873,122

Utilities 0.4%
New Jersey Resources Corp.	1,100	54,703
OGE Energy Corp.	8,200	306,106
SCANA Corp.	4,200	225,456
Westar Energy, Inc.	1,400	50,232

		636,497

Total Short Sales
(Proceeds $67,971,627)		72,231,605

End of Short Sale Positions.

*	Non-income producing security

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$184,504,383	$—	$—	$184,504,383
Other Investment Company[1]	3,513,093	—	—	3,513,093
Short-Term Investment[1]	—	99,997	—	99,997

Total	$188,017,476	$99,997	$—	$188,117,473

Other Financial Instruments
Futures Contracts[2]	$29,896	$—	$—	$29,896

Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($72,231,605)	$—	$—	($72,231,605)

[1]	As categorized in portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 53

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $153,388,423)		$188,117,473
Deposits with broker for short sales		71,913,412
Receivables:
Investments sold		4,430,121
Fund shares sold		71,846
Dividends		64,363
Variation margin on futures contracts		4,575
Prepaid expenses	+	5,627

Total assets		264,607,417

Liabilities

Securities sold short, at value (proceeds $67,971,627)		72,231,605
Payables:
Investments bought		4,669,813
Investment adviser and administrator fees		15,936
Shareholder service fees		4,944
Fund shares redeemed		26,329
Dividends on short sales		16,789
Accrued expenses	+	38,606

Total liabilities		77,004,022

Net Assets

Total assets		264,607,417
Total liabilities	−	77,004,022

Net assets		$187,603,395

Net Assets by Source
Capital received from investors		146,157,836
Net investment loss		(2,106,678)
Net realized capital gains		13,053,269
Net unrealized capital appreciation		30,498,968

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$187,603,395		10,359,330		$18.11

54 See financial notes

 Schwab Hedged Equity Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends		$1,576,593
Interest	+	7

Total investment income		1,576,600

Expenses

Investment adviser and administrator fees		977,156
Shareholder service fees		214,760
Dividends on short sales		526,748
Stock loan fees on short sales		209,475
Professional fees		22,117
Transfer agent fees		18,394
Registration fees		12,483
Shareholder reports		7,608
Portfolio accounting fees		7,282
Custodian fees		6,226
Independent trustees’ fees		3,462
Interest expense		673
Other expenses	+	2,481

Total expenses		2,008,865
Expense reduction by CSIM and its affiliates	−	34,238

Net expenses	−	1,974,627

Net investment loss		(398,027)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		23,458,541
Net realized losses on futures contracts		(18,349)
Net realized losses on short sales	+	(10,324,680)

Net realized gains		13,115,512
Net change in unrealized appreciation (depreciation) on investments		(10,562,848)
Net change in unrealized appreciation (depreciation) on futures contracts		29,896
Net change in unrealized appreciation (depreciation) on short sales	+	8,288,782

Net change in unrealized appreciation (depreciation)	+	(2,244,170)

Net realized and unrealized gains		10,871,342

Increase in net assets resulting from operations		$10,473,315

See financial notes 55

 Schwab Hedged Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment loss		($398,027)	($961,232)
Net realized gains		13,115,512	17,802,813
Net change in unrealized appreciation (depreciation)	+	(2,244,170)	8,282,576

Increase in net assets from operations		10,473,315	25,124,157

Distributions to Shareholders

Distributions from net realized gains		($15,225,593)	$—

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		704,697	$12,553,907	2,580,370	$44,945,152
Shares reinvested		781,617	13,490,717	—	—
Shares redeemed	+	(1,474,959)	(26,359,563)	(4,113,122)	(71,764,454)

Net transactions in fund shares		11,355	($314,939)	(1,532,752)	($26,819,302)

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,347,975	$192,670,612	11,880,727	$194,365,757
Total increase or decrease	+	11,355	(5,067,217)	(1,532,752)	(1,695,145)

End of period		10,359,330	$187,603,395	10,347,975	$192,670,612

Net investment loss			($2,106,678)		($1,708,651)

56 See financial notes

Schwab Financial Services Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	13.76		10.66	9.17	9.74	8.77	9.05

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.11	0.08	0.05	0.04	0.08
Net realized and unrealized gains (losses)	0.87		3.08	1.46	(0.58)	0.99	(0.21)

Total from investment operations	0.95		3.19	1.54	(0.53)	1.03	(0.13)
Less distributions:
Distributions from net investment income	(0.12)		(0.09)	(0.05)	(0.04)	(0.06)	(0.15)

Net asset value at end of period	14.59		13.76	10.66	9.17	9.74	8.77

Total return (%)	6.91	[1]	30.20	16.92	(5.51)	11.79	(1.10)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.91	[2]	0.94	0.94	0.93 [3]	0.95 [4]	0.96 [5]
Gross operating expenses	0.96	[2]	1.03	1.10	1.06	1.04	0.99
Net investment income (loss)	1.15	[2]	0.91	0.78	0.45	0.37	0.91
Portfolio turnover rate	29	[1]	74	84	77	54	47
Net assets, end of period ($ x 1,000,000)	70		66	47	40	52	64

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.94%, if payment for state filing fees had not been included.
4 The ratio of net operating expenses would have been 0.94%, if certain non-routine expenses had not been incurred.
5 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 57

 Schwab Financial Services Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	55,493,193	69,758,323
0.1%	Short-Term Investment	39,997	39,997

99.4%	Total Investments	55,533,190	69,798,320
0.6%	Other Assets and Liabilities, Net		441,395

100.0%	Net Assets		70,239,715

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Banks 37.7%
Bank of America Corp.	207,300	3,138,522
Chemical Financial Corp.	11,500	322,805
CIT Group, Inc.	7,500	322,875
Citigroup, Inc.	93,600	4,484,376
Fifth Third Bancorp	33,700	694,557
First Bancorp	1,400	24,094
First Defiance Financial Corp.	8,700	235,074
First Interstate Bancsystem, Inc.	11,500	286,235
Huntington Bancshares, Inc.	69,000	632,040
JPMorgan Chase & Co.	85,200	4,769,496
Regions Financial Corp.	82,500	836,550
S&T Bancorp, Inc.	5,100	118,626
SunTrust Banks, Inc.	4,400	168,344
The PNC Financial Services Group, Inc.	26,900	2,260,676
Wells Fargo & Co.	132,100	6,557,444
WSFS Financial Corp.	16,000	1,081,920
Zions Bancorp	18,300	529,236

		26,462,870

Diversified Financials 24.2%
Affiliated Managers Group, Inc. *	6,200	1,228,840
Berkshire Hathaway, Inc., Class B *	28,900	3,723,765
BlackRock, Inc.	3,100	933,100
Capital One Financial Corp.	29,100	2,150,490
Cash America International, Inc.	5,600	243,880
FBR & Co. *	5,800	149,640
GFI Group, Inc.	48,800	181,536
Investment Technology Group, Inc. *	42,200	871,008
Lazard Ltd., Class A	18,500	870,425
Moody’s Corp.	15,700	1,232,450
Morgan Stanley	47,000	1,453,710
Nelnet, Inc., Class A	6,500	274,690
SEI Investments Co.	14,200	459,796
The Bank of New York Mellon Corp.	46,900	1,588,503
The NASDAQ OMX Group, Inc.	7,400	273,060
Voya Financial, Inc.	3,000	106,170
Waddell & Reed Financial, Inc., Class A	18,600	1,254,570

		16,995,633

Insurance 18.7%
Aflac, Inc.	23,900	1,499,008
American Equity Investment Life Holding Co.	27,900	650,628
American International Group, Inc.	18,800	998,844
Assurant, Inc.	4,000	269,640
CNO Financial Group, Inc.	68,800	1,186,800
Genworth Financial, Inc., Class A *	43,000	767,550
MetLife, Inc.	29,500	1,544,325
Protective Life Corp.	20,400	1,043,460
Prudential Financial, Inc.	10,900	879,412
Reinsurance Group of America, Inc.	15,100	1,158,321
Symetra Financial Corp.	31,300	646,658
The Travelers Cos., Inc.	15,000	1,358,700
Torchmark Corp.	14,000	1,115,800

		13,119,146

Real Estate 18.7%
Ashford Hospitality Trust, Inc.	68,700	704,862
Brandywine Realty Trust	74,200	1,079,610
CBRE Group, Inc., Class A *	51,900	1,382,616
Cedar Realty Trust, Inc.	36,600	226,554
Chesapeake Lodging Trust	16,500	445,335
CyrusOne, Inc.	1,900	38,000
DCT Industrial Trust, Inc.	68,200	533,324
Duke Realty Corp.	43,400	760,368
DuPont Fabros Technology, Inc.	7,400	179,302
Hospitality Properties Trust	42,200	1,268,110
Host Hotels & Resorts, Inc.	44,800	960,960
Jones Lang LaSalle, Inc.	7,900	915,531
Liberty Property Trust	20,100	753,750
Pebblebrook Hotel Trust	21,800	750,792
PS Business Parks, Inc.	16,200	1,389,474
RLJ Lodging Trust	49,100	1,309,497
Saul Centers, Inc.	4,100	188,149
Simon Property Group, Inc.	1,700	294,440

		13,180,674

Total Common Stock
(Cost $55,493,193)		69,758,323

58 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.05%, 06/19/14 (a)	40,000	39,997

Total Short-Term Investment
(Cost $39,997)		39,997

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $55,545,342 and the unrealized appreciation and depreciation were $14,497,028 and ($244,050), respectively, with a net unrealized appreciation of $14,252,978.

*	Non-income producing security.
(a)	The rate shown is the purchase yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$69,758,323	$—	$—	$69,758,323
Short-Term Investment[1]	—	39,997	—	39,997

Total	$69,758,323	$39,997	$—	$69,798,320

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 59

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $55,533,190)		$69,798,320
Receivables:
Investments sold		622,479
Dividends		58,559
Fund shares sold		52,646
Receivable from investment adviser		133
Prepaid expenses	+	1,083

Total assets		70,533,220

Liabilities

Payables:
Investments bought		250,798
Investment adviser and administrator fees		3,087
Shareholder service fees		2,878
Fund shares redeemed		14,812
Due to custodian		2,815
Accrued expenses	+	19,115

Total liabilities		293,505

Net Assets

Total assets		70,533,220
Total liabilities	−	293,505

Net assets		$70,239,715

Net Assets by Source
Capital received from investors		83,785,273
Net investment income not yet distributed		185,812
Net realized capital losses		(27,996,500)
Net unrealized capital appreciation		14,265,130

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$70,239,715		4,815,668		$14.59

60 See financial notes

 Schwab Financial Services Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends		$703,999
Interest	+	75

Total investment income		704,074

Expenses

Investment adviser and administrator fees		184,520
Shareholder service fees		82,376
Transfer agent fees		16,064
Professional fees		14,302
Registration fees		9,219
Shareholder reports		8,214
Portfolio accounting fees		6,507
Independent trustees’ fees		3,145
Custodian fees		2,305
Other expenses	+	1,149

Total expenses		327,801
Expense reduction by CSIM and its affiliates	−	16,064

Net expenses	−	311,737

Net investment income		392,337

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,480,678
Net realized gains on futures contracts	+	12,554

Net realized gains		3,493,232
Net change in unrealized appreciation (depreciation) on investments	+	590,331

Net realized and unrealized gains		4,083,563

Increase in net assets resulting from operations		$4,475,900

See financial notes 61

 Schwab Financial Services Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$392,337	$519,997
Net realized gains		3,493,232	4,302,893
Net change in unrealized appreciation (depreciation)	+	590,331	9,540,044

Increase in net assets from operations		4,475,900	14,362,934

Distributions to Shareholders

Distributions from net investment income		($544,804)	($406,901)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		756,871	$10,883,879	1,625,426	$20,364,480
Shares reinvested		33,720	471,741	33,206	353,309
Shares redeemed	+	(765,774)	(10,976,883)	(1,249,074)	(15,437,977)

Net transactions in fund shares		24,817	$378,737	409,558	$5,279,812

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,790,851	$65,929,882	4,381,293	$46,694,037
Total increase	+	24,817	4,309,833	409,558	19,235,845

End of period		4,815,668	$70,239,715	4,790,851	$65,929,882

Net investment income not yet distributed			$185,812		$338,279

62 See financial notes

Schwab Health Care Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	24.57		20.59	17.29	15.48	13.41	12.55

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.22	0.27	0.15	0.19	0.13
Net realized and unrealized gains (losses)	2.22		6.26	3.18	1.85	2.01	0.82

Total from investment operations	2.35		6.48	3.45	2.00	2.20	0.95
Less distributions:
Distributions from net investment income	(0.19)		(0.33)	(0.15)	(0.19)	(0.13)	(0.09)
Distributions from net realized gains	(2.26)		(2.17)	—	—	—	—

Total distributions	(2.45)		(2.50)	(0.15)	(0.19)	(0.13)	(0.09)

Net asset value at end of period	24.47		24.57	20.59	17.29	15.48	13.41

Total return (%)	10.29	[1]	35.46	20.10	13.00	16.49	7.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.80	[2]	0.82	0.82	0.81 [3]	0.82	0.83 [4]
Gross operating expenses	0.81	[2]	0.83	0.85	0.85	0.86	0.85
Net investment income (loss)	1.13	[2]	1.06	1.44	0.85	1.14	0.88
Portfolio turnover rate	23	[1]	54	60	24	37	36
Net assets, end of period ($ x 1,000,000)	899		816	511	414	410	430

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.82%, if payment for state filing fees and a voluntary reduction of Investment Adviser fees had not been included.
4 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 63

 Schwab Health Care Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	668,025,922	893,881,609
0.3%	Short-Term Investments	3,223,503	3,223,503

99.8%	Total Investments	671,249,425	897,105,112
0.8%	Collateral Invested for Securities on Loan	6,988,144	6,988,144
(0.6%)	Other Assets and Liabilities, Net		(5,368,103)

100.0%	Net Assets		898,725,153

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Australia 0.6%

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
CSL Ltd.	83,729	5,337,750

France 1.0%

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Sanofi	81,720	8,819,209

Germany 1.9%

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Merck KGaA	98,455	16,643,204

Ireland 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actavis plc *	9,300	1,900,269

Israel 1.5%

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Taro Pharmaceutical Industries Ltd. *	6,088	683,865
Teva Pharmaceutical Industries Ltd.	263,050	12,894,700

		13,578,565

Japan 0.8%

Health Care Equipment & Services 0.0%
BML, Inc.	6,600	252,134

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Astellas Pharma, Inc.	60,000	668,969
Dainippon Sumitomo Pharma Co., Ltd.	33,000	500,473
Kissei Pharmaceutical Co., Ltd.	15,700	367,679
Kyowa Hakko Kirin Co., Ltd.	18,000	204,979
Mitsubishi Tanabe Pharma Corp.	306,800	4,206,926
Takeda Pharmaceutical Co., Ltd.	28,800	1,295,428

		7,244,454

		7,496,588

Malaysia 0.0%

Health Care Equipment & Services 0.0%
Kossan Rubber Industries	128,800	161,750

New Zealand 0.1%

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	110,887	390,867

South Africa 0.1%

Health Care Equipment & Services 0.1%
Life Healthcare Group Holdings Ltd.	270,022	1,073,755

Sweden 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	9,254	166,340

Switzerland 10.4%

Health Care Equipment & Services 0.1%
Straumann Holding AG - Reg’d	5,080	1,127,307

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
Actelion Ltd. - Reg’d *	142,846	14,063,702
Lonza Group AG - Reg’d *	144,516	15,125,122
Novartis AG - Reg’d	419,925	36,505,129
Roche Holding AG	91,587	26,866,688

		92,560,641

		93,687,948

United Kingdom 4.7%

Health Care Equipment & Services 0.1%
Smith & Nephew plc	38,352	598,028

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
AstraZeneca plc	309,825	24,455,910
GlaxoSmithKline plc	135,000	3,730,122
Shire plc	237,281	13,570,560

		41,756,592

		42,354,620

United States 78.2%

Health Care Equipment & Services 25.2%
Abbott Laboratories	143,000	5,539,820

64 See financial notes

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aetna, Inc.	294,700	21,056,315
Alere, Inc. *	206,400	6,893,760
Align Technology, Inc. *	145,500	7,331,745
Alliance HealthCare Services, Inc. *	17,700	503,742
AMN Healthcare Services, Inc. *	60,000	748,800
Amsurg Corp. *	117,600	5,093,256
AngioDynamics, Inc. *	58,500	786,240
Anika Therapeutics, Inc. *	56,100	2,397,714
Becton, Dickinson & Co.	50,300	5,685,409
Boston Scientific Corp. *	919,200	11,591,112
C.R. Bard, Inc.	76,600	10,519,478
Cardinal Health, Inc.	160,700	11,170,257
CareFusion Corp. *	451,900	17,651,214
Centene Corp. *	20,000	1,328,000
Cigna Corp.	32,500	2,601,300
CONMED Corp.	70,500	3,266,265
CorVel Corp. *	27,100	1,234,134
Covidien plc	33,800	2,408,250
Express Scripts Holding Co. *	156,000	10,386,480
Greatbatch, Inc. *	111,928	5,152,046
Hill-Rom Holdings, Inc.	167,000	6,239,120
Kindred Healthcare, Inc.	134,300	3,370,930
LifePoint Hospitals, Inc. *	73,200	4,093,344
Magellan Health Services, Inc. *	51,900	2,995,668
McKesson Corp.	34,100	5,769,379
MedAssets, Inc. *	196,600	4,488,378
Medtronic, Inc.	576,000	33,880,320
NuVasive, Inc. *	87,900	2,963,109
Omnicell, Inc. *	15,200	402,496
PharMerica Corp. *	35,800	973,402
St. Jude Medical, Inc.	84,300	5,350,521
Stryker Corp.	25,000	1,943,750
Symmetry Medical, Inc. *	100,000	826,000
The Providence Service Corp. *	49,200	1,998,012
Thoratec Corp. *	88,800	2,910,864
UnitedHealth Group, Inc.	126,600	9,500,064
VCA Antech, Inc. *	160,500	4,916,115

		225,966,809

Pharmaceuticals, Biotechnology & Life Sciences 53.0%
AbbVie, Inc.	753,900	39,263,112
Affymetrix, Inc. *	221,900	1,648,717
Albany Molecular Research, Inc. *	61,700	990,902
Alexion Pharmaceuticals, Inc. *	35,300	5,584,460
Allergan, Inc.	58,200	9,651,888
Amgen, Inc.	312,200	34,888,350
Bio-Rad Laboratories, Inc., Class A *	61,000	7,515,810
Biogen Idec, Inc. *	115,100	33,047,512
Bristol-Myers Squibb Co.	470,200	23,552,318
Celgene Corp. *	221,400	32,548,014
Covance, Inc. *	24,000	2,118,720
Dyax Corp. *	266,500	1,761,565
Eli Lilly & Co.	420,800	24,869,280
Emergent Biosolutions, Inc. *	57,800	1,523,608
Gilead Sciences, Inc. *	413,000	32,416,370
Impax Laboratories, Inc. *	317,400	8,300,010
Johnson & Johnson	701,800	71,085,322
Merck & Co., Inc.	890,900	52,171,104
Mylan, Inc. *	32,000	1,624,960
Myriad Genetics, Inc. *(a)	48,100	2,030,301
Nektar Therapeutics *	76,000	894,520
PAREXEL International Corp. *	40,700	1,845,745
PDL BioPharma, Inc. (a)	580,900	4,931,841
Pfizer, Inc.	2,005,800	62,741,424
Repligen Corp. *	32,900	521,465
Sagent Pharmaceuticals, Inc. *	109,200	2,259,348
Salix Pharmaceuticals Ltd. *	86,800	9,548,000
Threshold Pharmaceuticals, Inc. *	238,700	978,670
United Therapeutics Corp. *	59,900	5,990,599

		476,303,935

		702,270,744

Total Common Stock
(Cost $668,025,922)		893,881,609

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.3% of net assets

Time Deposits 0.2%
Bank of Tokyo - Mitsubishi UFJ
US Dollar
0.03%, 05/01/14	928,308	928,308
Brown Brothers Harriman
Swiss Franc
0.00%, 05/01/14	1,579,981	1,795,229

		2,723,537

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.01%, 06/19/14 (b)	500,000	499,966

Total Short-Term Investments
(Cost $3,223,503)		3,223,503

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	6,988,144	6,988,144

Total Collateral Invested for Securities on Loan
(Cost $6,988,144)		6,988,144

End of Collateral Invested for Securities on Loan.

At 04/30/14, the tax basis cost of the fund’s investments was $671,445,801 and the unrealized appreciation and depreciation were $229,836,287 and ($4,176,976), respectively, with a net unrealized appreciation of $225,659,311.

See financial notes 65

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

At 04/30/14, the values of certain foreign securities held by the fund aggregating $189,026,731 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,886,557.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

Reg’d —	Registered

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$704,171,013	$—	$—	$704,171,013
Australia[1]	—	5,337,750	—	5,337,750
France[1]	—	8,819,209	—	8,819,209
Germany[1]	—	16,643,204	—	16,643,204
Israel
Pharmaceuticals, Biotechnology & Life Sciences	683,865	12,894,700	—	13,578,565
Japan[1]	—	7,496,588	—	7,496,588
Malaysia[1]	—	161,750	—	161,750
New Zealand[1]	—	390,867	—	390,867
South Africa[1]	—	1,073,755	—	1,073,755
Sweden[1]	—	166,340	—	166,340
Switzerland[1]	—	93,687,948	—	93,687,948
United Kingdom[1]	—	42,354,620	—	42,354,620
Short-Term Investments[1]	—	3,223,503	—	3,223,503

Total	$704,854,878	$192,250,234	$—	$897,105,112

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,988,144	$—	$—	$6,988,144

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $130,410 from Level 1 to Level 2 for the period ended April 30, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

66 See financial notes

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $671,249,425) including securities on loan of $6,886,557		$897,105,112
Foreign currency, at value (cost $10)		10
Collateral invested for securities on loan		6,988,144
Receivables:
Fund shares sold		1,229,806
Foreign tax reclaims		677,740
Dividends		643,531
Income from securities on loan		16,281
Interest		1
Prepaid expenses	+	8,078

Total assets		906,668,703

Liabilities

Collateral held for securities on loan		6,988,144
Payables:
Investment adviser and administrator fees		38,462
Shareholder service fees		32,631
Fund shares redeemed		837,100
Accrued expenses	+	47,213

Total liabilities		7,943,550

Net Assets

Total assets		906,668,703
Total liabilities	−	7,943,550

Net assets		$898,725,153

Net Assets by Source
Capital received from investors		624,462,899
Net investment income not yet distributed		3,843,673
Net realized capital gains		44,543,400
Net unrealized capital appreciation		225,875,181

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$898,725,153		36,722,655		$24.47

See financial notes 67

 Schwab Health Care Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $337,244)		$8,350,436
Interest		2,109
Securities on loan	+	81,416

Total investment income		8,433,961

Expenses

Investment adviser and administrator fees		2,310,098
Shareholder service fees		1,040,691
Transfer agent fees		40,919
Shareholder reports		36,854
Portfolio accounting fees		31,022
Custodian fees		26,346
Registration fees		24,909
Professional fees		16,483
Independent trustees’ fees		5,054
Interest expense		253
Other expenses	+	8,241

Total expenses		3,540,870
Expense reduction by CSIM and its affiliates	−	40,919

Net expenses	−	3,499,951

Net investment income		4,934,010

Realized and Unrealized Gains (Losses)

Net realized gains on investments		44,332,783
Net realized gains on futures contracts		570,326
Net realized gains on foreign currency transactions	+	13,137

Net realized gains		44,916,246
Net change in unrealized appreciation (depreciation) on investments		34,653,058
Net change in unrealized appreciation (depreciation) on futures contracts		(170,638)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	9,657

Net change in unrealized appreciation (depreciation)	+	34,492,077

Net realized and unrealized gains		79,408,323

Increase in net assets resulting from operations		$84,342,333

68 See financial notes

 Schwab Health Care Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$4,934,010	$6,965,890
Net realized gains		44,916,246	75,480,788
Net change in unrealized appreciation (depreciation)	+	34,492,077	112,825,265

Increase in net assets from operations		84,342,333	195,271,943

Distributions to Shareholders

Distributions from net investment income		(6,270,757)	(8,336,930)
Distributions from net realized gains	+	(76,135,752)	(54,300,003)

Total distributions		($82,406,509)	($62,636,933)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,817,907	$115,920,850	11,259,344	$243,726,416
Shares reinvested		3,264,515	74,267,727	3,014,800	55,894,398
Shares redeemed	+	(4,590,113)	(109,792,003)	(5,854,185)	(126,778,797)

Net transactions in fund shares		3,492,309	$80,396,574	8,419,959	$172,842,017

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,230,346	$816,392,755	24,810,387	$510,915,728
Total increase	+	3,492,309	82,332,398	8,419,959	305,477,027

End of period		36,722,655	$898,725,153	33,230,346	$816,392,755

Net investment income not yet distributed			$3,843,673		$5,180,420

See financial notes 69

Schwab® International Core Equity Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–		11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10		10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	9.82		7.90	7.32	7.80	7.25		5.85

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.20	0.16	0.17	0.16		0.03
Net realized and unrealized gains (losses)	0.51		1.93	0.62	(0.46)	0.57		1.46

Total from investment operations	0.67		2.13	0.78	(0.29)	0.73		1.49
Less distributions:
Distributions from net investment income	(0.26)		(0.21)	(0.20)	(0.19)	(0.18)		(0.09)

Net asset value at end of period	10.23		9.82	7.90	7.32	7.80		7.25

Total return (%)	7.01	[2]	27.70	11.17	(3.89)	10.09		25.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.86	[3]	0.86	0.86	0.80 [4]	0.87	[5]	0.86
Gross operating expenses	0.98	[3]	1.10	1.16	1.22	1.27		1.60
Net investment income (loss)	3.39	[3]	2.40	2.45	2.32	1.85		1.19
Portfolio turnover rate	40	[2]	75	112	86	91	[6]	94
Net assets, end of period ($ x 1,000,000)	215		147	78	60	53		37

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class, the Select Shares class and the Institutional Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.86%, if a voluntary reduction of Investment Adviser fees had not been included.
5 The ratio of net operating expenses would have been 0.86%, if certain non-routine expenses had not been incurred.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

70 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Common Stock	185,890,791	210,102,032
2.4%	Other Investment Company	5,104,030	5,104,030
0.1%	Short-Term Investments	364,988	364,988

100.4%	Total Investments	191,359,809	215,571,050
(0.4%)	Other Assets and Liabilities, Net		(897,721)

100.0%	Net Assets		214,673,329

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Australia 6.3%

Banks 1.1%
Australia & New Zealand Banking Group Ltd.	9,790	314,825
Westpac Banking Corp.	63,016	2,064,058

		2,378,883

Commercial & Professional Supplies 0.6%
Transpacific Industries Group Ltd. *	1,268,358	1,318,979

Diversified Financials 0.9%
Challenger Ltd.	282,086	1,855,924

Energy 0.8%
Beach Energy Ltd.	365,200	584,452
Woodside Petroleum Ltd.	26,761	1,017,216

		1,601,668

Food & Staples Retailing 0.2%
Wesfarmers Ltd.	10,792	429,512

Materials 1.9%
Arrium Ltd.	468,618	522,254
BHP Billiton Ltd.	22,271	784,309
CSR Ltd.	335,801	1,143,607
Fortescue Metals Group Ltd.	94,230	445,702
Mount Gibson Iron Ltd.	792,116	540,957
OZ Minerals Ltd.	85,445	294,063
Rio Tinto Ltd.	7,537	434,653

		4,165,545

Software & Services 0.2%
Computershare Ltd.	40,955	472,076

Telecommunication Services 0.6%
Telstra Corp., Ltd.	267,141	1,298,868

		13,521,455

Belgium 1.5%

Energy 0.3%
Exmar N.V.	34,069	568,633

Food & Staples Retailing 1.0%
Delhaize Group S.A.	30,175	2,246,929

Materials 0.2%
Bekaert N.V.	11,191	455,451

		3,271,013

Brazil 0.7%

Consumer Durables & Apparel 0.0%
MRV Engenharia e Participacoes S.A.	11,900	37,679

Food, Beverage & Tobacco 0.7%
Sao Martinho S.A.	95,384	1,428,781

		1,466,460

Canada 0.9%

Commercial & Professional Supplies 0.1%
Transcontinental, Inc., Class A	21,410	311,955

Materials 0.3%
Teck Resources Ltd., Class B	30,200	688,286

Media 0.1%
Cogeco Cable, Inc.	2,200	120,432

Retailing 0.4%
Canadian Tire Corp., Ltd., Class A	7,600	746,444

		1,867,117

China 0.5%

Materials 0.5%
China Resources Cement Holdings Ltd.	1,502,000	1,045,645

Denmark 1.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
H. Lundbeck A/S	25,250	735,910

Transportation 0.7%
AP Moeller - Maersk A/S, Series B	625	1,492,036

		2,227,946

Finland 1.2%

Materials 1.2%
UPM-Kymmene Oyj	147,849	2,589,397

France 11.3%

Automobiles & Components 1.1%
Compagnie Generale des Etablissements Michelin	18,442	2,261,557

Banks 1.2%
BNP Paribas S.A.	22,585	1,697,138
Credit Agricole S.A. *	56,223	887,111

		2,584,249

See financial notes 71

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 1.0%
Bouygues S.A.	14,742	663,993
Vinci S.A.	20,355	1,536,931

		2,200,924

Energy 2.8%
Total S.A.	82,038	5,869,340

Food & Staples Retailing 0.6%
Carrefour S.A.	34,496	1,344,690

Health Care Equipment & Services 0.6%
BioMerieux	10,992	1,200,307

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Sanofi	51,418	5,549,022

Telecommunication Services 0.7%
Orange S.A.	95,807	1,552,195

Utilities 0.7%
GDF Suez	62,484	1,574,811

		24,137,095

Germany 7.7%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	3,930	494,020
Continental AG	5,600	1,317,706
Daimler AG - Reg’d	5,157	480,112

		2,291,838

Capital Goods 1.2%
Siemens AG - Reg’d	20,027	2,641,967

Diversified Financials 0.3%
Deutsche Bank AG - Reg’d	13,636	600,604

Food & Staples Retailing 0.4%
Metro AG *	23,314	934,046

Food, Beverage & Tobacco 0.3%
Suedzucker AG	26,416	564,484

Insurance 2.1%
Allianz SE - Reg’d	23,278	4,051,067
Hannover Rueck SE	4,735	441,216

		4,492,283

Materials 0.8%
BASF SE	15,507	1,798,901

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Merck KGaA	11,252	1,902,081

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	58,282	677,661

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	40,433	679,317

		16,583,182

Greece 0.2%

Consumer Services 0.2%
OPAP S.A.	19,136	305,603

Hong Kong 2.1%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	150,000	440,126

Capital Goods 1.2%
Hutchison Whampoa Ltd.	167,000	2,291,155
Johnson Electric Holdings Ltd.	231,500	221,429

		2,512,584

Real Estate 0.5%
Cheung Kong (Holdings) Ltd.	60,000	1,024,642

Telecommunication Services 0.2%
China Unicom (Hong Kong) Ltd.	356,000	545,760

		4,523,112

Ireland 0.4%

Food, Beverage & Tobacco 0.4%
Kerry Group plc, Class A	10,887	859,422

Israel 0.9%

Food, Beverage & Tobacco 0.1%
Strauss Group Ltd.	7,568	136,995

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Teva Pharmaceutical Industries Ltd.	37,443	1,835,454

		1,972,449

Italy 2.9%

Banks 1.8%
Intesa Sanpaolo S.p.A.	1,125,230	3,850,569

Capital Goods 0.1%
Salini Impregilo S.p.A.	34,018	217,313

Consumer Services 0.2%
Gtech S.p.A.	16,559	486,042

Energy 0.4%
Eni S.p.A.	29,410	761,699

Telecommunication Services 0.4%
Telecom Italia S.p.A. *	653,369	839,598

		6,155,221

Japan 18.3%

Automobiles & Components 2.0%
Denso Corp.	2,800	127,548
Toyota Motor Corp.	75,700	4,089,931

		4,217,479

Banks 4.1%
Mizuho Financial Group, Inc.	1,910,200	3,741,331
Resona Holdings, Inc.	753,200	3,851,113
The Bank of Yokohama Ltd.	252,000	1,266,576

		8,859,020

Capital Goods 1.1%
Kinden Corp.	40,000	368,252
Mitsubishi Electric Corp.	167,000	1,901,601

		2,269,853

Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	14,000	126,103
Duskin Co., Ltd.	37,800	698,744

		824,847

72 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.2%
Gunze Ltd.	287,000	783,701
Panasonic Corp.	170,600	1,859,550

		2,643,251

Consumer Services 0.3%
Oriental Land Co., Ltd.	3,800	569,291

Diversified Financials 1.6%
Daiwa Securities Group, Inc.	327,000	2,451,989
ORIX Corp.	66,900	969,370

		3,421,359

Food, Beverage & Tobacco 0.4%
Kirin Holdings Co., Ltd.	43,000	595,551
Mitsui Sugar Co., Ltd.	36,000	149,370

		744,921

Insurance 0.9%
T&D Holdings, Inc.	162,300	1,937,260

Media 0.1%
Daiichikosho Co., Ltd.	7,300	210,355

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	3,900	396,867
Nomura Real Estate Holdings, Inc.	13,800	257,843

		654,710

Retailing 1.1%
Aoyama Trading Co., Ltd.	32,884	816,014
Canon Marketing Japan, Inc.	31,600	508,937
Izumi Co., Ltd.	24,800	725,716
USS Co., Ltd.	16,000	233,218

		2,283,885

Semiconductors & Semiconductor Equipment 0.1%
Ulvac, Inc. *	11,500	217,950

Software & Services 0.5%
Capcom Co., Ltd.	67,400	1,173,920

Technology Hardware & Equipment 2.1%
Canon, Inc.	35,000	1,096,723
FUJIFILM Holdings Corp.	107,700	2,782,115
Konica Minolta, Inc.	27,500	256,248
Murata Manufacturing Co., Ltd.	3,800	316,783
The Nippon Signal Co., Ltd.	16,100	133,503

		4,585,372

Telecommunication Services 1.7%
Nippon Telegraph & Telephone Corp.	66,100	3,668,071

Transportation 0.4%
Central Japan Railway Co.	2,845	349,439
West Japan Railway Co.	13,500	547,464

		896,903

		39,178,447

Mexico 0.1%

Food, Beverage & Tobacco 0.1%
Industrias Bachoco S.A.B. de CV, Series B	63,825	234,122

Netherlands 1.8%

Commercial & Professional Supplies 0.3%
Randstad Holding N.V.	11,475	670,595

Consumer Durables & Apparel 0.2%
TomTom N.V. *	60,869	431,599

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	4,676	90,396

Food, Beverage & Tobacco 1.1%
Unilever N.V. CVA	55,640	2,385,904

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	20,133	191,992

		3,770,486

New Zealand 0.3%

Health Care Equipment & Services 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	183,101	645,415

Norway 1.2%

Energy 1.2%
Statoil A.S.A.	84,156	2,565,529

Portugal 0.5%

Food & Staples Retailing 0.5%
Sonae	595,491	1,120,270

Republic of Korea 0.3%

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	110	143,435

Technology Hardware & Equipment 0.2%
LG Display Co., Ltd. *	21,390	569,695

		713,130

Singapore 2.8%

Banks 1.9%
DBS Group Holdings Ltd.	300,000	4,064,148

Food, Beverage & Tobacco 0.3%
Wilmar International Ltd.	242,000	657,711

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	6,000	224,976

Technology Hardware & Equipment 0.2%
Venture Corp., Ltd.	89,000	545,139

Transportation 0.3%
SATS Ltd.	109,000	275,937
Singapore Airlines Ltd.	35,000	290,165

		566,102

		6,058,076

Spain 2.0%

Banks 0.2%
Banco Santander S.A.	51,969	516,866

See financial notes 73

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 1.0%
Repsol S.A.	83,080	2,236,884

Utilities 0.8%
Endesa S.A.	42,328	1,605,083

		4,358,833

Sweden 3.9%

Banks 1.7%
Skandinaviska Enskilda Banken AB, A Shares	159,761	2,206,766
Swedbank AB, A Shares	57,719	1,544,671

		3,751,437

Capital Goods 0.6%
Trelleborg AB, B Shares	55,821	1,194,375

Food & Staples Retailing 0.3%
Axfood AB	13,433	714,187

Real Estate 0.5%
Fabege AB	27,792	390,419
Hufvudstaden AB, A Shares	48,402	709,604

		1,100,023

Retailing 0.2%
Hennes & Mauritz AB, B Shares	10,339	423,205

Technology Hardware & Equipment 0.6%
Telefonaktiebolaget LM Ericsson, B Shares	101,160	1,219,834

		8,403,061

Switzerland 9.4%

Capital Goods 2.1%
Bucher Industries AG - Reg’d	2,481	808,125
Georg Fischer AG - Reg’d *	1,602	1,270,875
OC Oerlikon Corp. AG - Reg’d *	147,972	2,357,149

		4,436,149

Consumer Durables & Apparel 0.3%
Forbo Holding AG - Reg’d *	626	647,623

Diversified Financials 0.6%
UBS AG - Reg’d *	57,845	1,209,763

Food, Beverage & Tobacco 1.4%
Nestle S.A. - Reg’d	40,217	3,108,141

Insurance 1.7%
Baloise Holding AG - Reg’d	6,253	761,450
Helvetia Holding AG - Reg’d	2,550	1,271,043
Zurich Insurance Group AG *	5,800	1,663,200

		3,695,693

Materials 0.2%
Givaudan S.A. - Reg’d *	225	355,089

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Actelion Ltd. - Reg’d *	12,936	1,273,596
Lonza Group AG - Reg’d *	6,508	681,131
Novartis AG - Reg’d	39,866	3,465,651
Roche Holding AG	4,673	1,370,806

		6,791,184

		20,243,642

United Kingdom 19.7%

Banks 1.5%
HSBC Holdings plc	120,284	1,229,015
Lloyds Banking Group plc *	1,571,138	2,003,535

		3,232,550

Commercial & Professional Supplies 0.8%
Berendsen plc	98,275	1,717,448

Diversified Financials 0.6%
Man Group plc	728,404	1,215,596

Energy 2.9%
BP plc	430,593	3,635,545
Royal Dutch Shell plc, B Shares	31,962	1,357,138
Soco International plc *	180,984	1,322,750

		6,315,433

Food & Staples Retailing 0.4%
Tesco plc	167,119	827,895

Food, Beverage & Tobacco 1.1%
Associated British Foods plc	25,989	1,304,919
Unilever plc	21,801	975,226

		2,280,145

Materials 1.8%
BHP Billiton plc	36,330	1,179,431
Rio Tinto plc	50,724	2,757,746

		3,937,177

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
AstraZeneca plc	64,595	5,098,780
Shire plc	37,145	2,124,394

		7,223,174

Real Estate 0.7%
Grainger plc	393,907	1,421,440

Retailing 2.3%
Next plc	28,684	3,164,472
WH Smith plc	91,586	1,698,517

		4,862,989

Semiconductors & Semiconductor Equipment 0.2%
CSR plc	48,478	471,033

Software & Services 0.6%
The Sage Group plc	186,156	1,342,833

Technology Hardware & Equipment 0.1%
Pace plc	38,509	237,292

Telecommunication Services 2.1%
BT Group plc	557,646	3,481,185
Vodafone Group plc	276,642	1,050,301

		4,531,486

Transportation 0.6%
easyJet plc	45,317	1,253,905

Utilities 0.6%
Centrica plc	253,810	1,415,508

		42,285,904

Total Common Stock
(Cost $185,890,791)		210,102,032

74 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.4% of net assets

United States 2.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	5,104,030	5,104,030

Total Other Investment Company
(Cost $5,104,030)		5,104,030

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 06/19/14 (a)(b)	100,000	99,999
0.02%, 06/19/14 (a)(b)	115,000	114,998
0.04%, 06/19/14 (a)(b)	100,000	99,994
0.05%, 06/19/14 (a)(b)	50,000	49,997

Total Short-Term Investments
(Cost $364,988)		364,988

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $191,568,217 and the unrealized appreciation and depreciation were $26,894,047 and ($2,891,214), respectively, with a net unrealized appreciation of $24,002,834.

At 04/30/14, the values of certain foreign securities held by the fund aggregating $203,112,794 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg’d —	Registered

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	18	1,731,870	52,091

See financial notes 75

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$152,891,113	$—	$152,891,113
Brazil[1]	1,466,460	—	—	1,466,460
Canada[1]	1,867,117	—	—	1,867,117
France[1]	—	22,936,788	—	22,936,788
Health Care Equipment & Services	1,200,307	—	—	1,200,307
Ireland[1]	859,422	—	—	859,422
Mexico[1]	234,122	—	—	234,122
Sweden[1]	—	7,688,874	—	7,688,874
Food & Staples Retailing	714,187	—	—	714,187
Switzerland[1]	—	19,596,019	—	19,596,019
Consumer Durables & Apparel	647,623	—	—	647,623
Other Investment Company[1]	5,104,030	—	—	5,104,030
Short-Term Investments[1]	—	364,988	—	364,988

Total	$12,093,268	$203,477,782	$—	$215,571,050

Other Financial Instruments
Futures Contracts[2]	$52,091	$—	$—	$52,091

[1]	As categorized in portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $760,641 and $512,489 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

76 See financial notes

 Schwab International Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $191,359,809)		$215,571,050
Foreign currency, at value (cost $109,730)		110,074
Receivables:
Investments sold		3,517,494
Fund shares sold		1,343,320
Dividends		818,669
Foreign tax reclaims		154,646
Variation margin on futures contracts	+	6,120

Total assets		221,521,373

Liabilities

Payables:
Investments bought		6,705,995
Investment adviser and administrator fees		9,014
Shareholder service fees		7,807
Fund shares redeemed		91,561
Accrued expenses	+	33,667

Total liabilities		6,848,044

Net Assets

Total assets		221,521,373
Total liabilities	−	6,848,044

Net assets		$214,673,329

Net Assets by Source
Capital received from investors		193,124,693
Net investment income not yet distributed		1,183,056
Net realized capital losses		(3,907,200)
Net unrealized capital appreciation		24,272,780

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$214,673,329		20,983,803		$10.23

See financial notes 77

 Schwab International Core Equity Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $328,139)		$3,625,025
Interest	+	12

Total investment income		3,625,037

Expenses

Investment adviser and administrator fees		494,197
Shareholder service fees		211,133
Custodian fees		33,349
Professional fees		24,977
Portfolio accounting fees		22,208
Registration fees		13,751
Transfer agent fees		13,231
Shareholder reports		11,484
Independent trustees’ fees		3,347
Interest expense		20
Other expenses	+	5,289

Total expenses		832,986
Expense reduction by CSIM and its affiliates	−	100,190

Net expenses	−	732,796

Net investment income		2,892,241

Realized and Unrealized Gains (Losses)

Net realized gains on investments		8,503,158
Net realized losses on futures contracts		(19,140)
Net realized losses on foreign currency transactions	+	(29,480)

Net realized gains		8,454,538
Net change in unrealized appreciation (depreciation) on investments		806,368
Net change in unrealized appreciation (depreciation) on futures contracts		21,955
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	3,225

Net change in unrealized appreciation (depreciation)	+	831,548

Net realized and unrealized gains		9,286,086

Increase in net assets resulting from operations		$12,178,327

78 See financial notes

 Schwab International Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$2,892,241	$2,561,773
Net realized gains		8,454,538	6,540,993
Net change in unrealized appreciation (depreciation)	+	831,548	17,187,224

Increase in net assets from operations		12,178,327	26,289,990

Distributions to Shareholders

Distributions from net investment income		($4,000,904)	($2,100,275)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,482,838	$73,908,829	8,070,603	$70,752,618
Shares reinvested		277,927	2,612,515	154,692	1,217,426
Shares redeemed	+	(1,765,416)	(17,257,949)	(3,128,819)	(27,045,232)

Net transactions in fund shares		5,995,349	$59,263,395	5,096,476	$44,924,812

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,988,454	$147,232,511	9,891,978	$78,117,984
Total increase	+	5,995,349	67,440,818	5,096,476	69,114,527

End of period		20,983,803	$214,673,329	14,988,454	$147,232,511

Net investment income not yet distributed			$1,183,056		$2,291,719

See financial notes 79

 Schwab Active Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Balanced Fund
Schwab Core Equity Fund	Schwab Target 2010 Fund
Schwab Dividend Equity Fund	Schwab Target 2015 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2020 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2025 Fund
Schwab Hedged Equity Fund	Schwab Target 2030 Fund
Schwab Financial Services Fund	Schwab Target 2035 Fund
Schwab Health Care Fund	Schwab Target 2040 Fund
Schwab International Core Equity Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund - Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund - Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund - Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

80

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments

 81

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral as of April 30, 2014 for the Schwab Small-Cap Equity Fund and Schwab Health Care Fund are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.

Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out

82

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on the fund’s records and presented in the Statement of Operations. The fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.

 83

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Management Risk. The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - large-cap and mid-cap stocks, for instance - a fund’s performance also will lag those investments.

84

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Large-Mid Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments - bonds and small-cap stocks, for instance - a fund’s performance also will lag those investments.

Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Convertible Securities Risk. Convertible securities generally are debt obligations that pay income, but which may convert into common or preferred stock under certain circumstances. These investments, which are often issued by smaller or less established companies, are subject to the equity risks described above, but they also are subject to fixed income risks. For example, an issuer may fail to pay interest or dividends, and prices of convertible securities generally will fall when interest rates rise.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

REITs Risk. A fund’s investments in real estate investment trusts (“REITs”) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.

Short Sales Risk. Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and the fund will incur a loss if the price of the security sold short increases between the time of the short sales and the time the fund replaces the borrowed security.

Dividend Paying Risk. To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.

 85

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Geographic Risk. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.

Security Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
	Schwab	Schwab	Schwab	Schwab	Schwab	International
% of Average	Core	Dividend	Large-Cap	Small-Cap	Hedged	Core
Daily Net Assets	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund	Equity Fund

Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

	Schwab	Schwab
% of Average	Financial	Health Care
Daily Net Assets	Services Fund	Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service

86

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab	Schwab
Core	Dividend	Large-Cap	Small-Cap	Hedged
Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

0.75%	0.89%	0.99%	1.12%	1.33% *

Schwab
Schwab	Schwab	International
Financial	Health Care	Core
Services Fund	Fund	Equity Fund

0.94%	0.82%	0.86%

*	Excludes dividends and stock loan fees paid on securities sold short.

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of April 30, 2014, as applicable:

	Underlying Funds
	Schwab	Schwab	Schwab
	Core	Dividend	Small-Cap
	Equity Fund	Equity Fund	Equity Fund

Schwab Target 2010 Fund	0.2%	0.1%	0.2%
Schwab Target 2015 Fund	0.3%	0.2%	0.4%
Schwab Target 2020 Fund	1.9%	1.1%	2.9%
Schwab Target 2025 Fund	1.4%	0.8%	2.4%
Schwab Target 2030 Fund	3.5%	2.1%	6.6%
Schwab Target 2035 Fund	1.3%	0.8%	2.7%
Schwab Target 2040 Fund	4.1%	2.4%	8.8%
Schwab Target 2045 Fund	0.2%	0.1%	0.4%
Schwab Target 2050 Fund	0.1%	0.1%	0.3%
Schwab Target 2055 Fund	0.1%	0.0% *	0.2%
Schwab Monthly Income Fund - Moderate Payout	—%	0.7%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.0%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.3%	—%
Schwab Balanced Fund	3.0%	—%	—%

*	Less than 0.1%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

 87

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Core Equity Fund	$803,906,236	$902,513,760
Schwab Dividend Equity Fund	678,161,726	661,753,277
Schwab Large-Cap Growth Fund	104,035,994	120,176,272
Schwab Small-Cap Equity Fund	311,574,400	317,691,076
Schwab Hedged Equity Fund*	135,468,201	148,870,173
Schwab Financial Services Fund	20,396,310	20,055,923
Schwab Health Care Fund	214,140,196	202,387,178
Schwab International Core Equity Fund	125,201,695	69,260,709

*	Including securities sold short.

8. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab Core Equity Fund	$8,651,284	95
Schwab Dividend Equity Fund	11,080,621	121
Schwab Large-Cap Growth Fund	—	—
Schwab Small-Cap Equity Fund	7,947,963	71
Schwab Hedged Equity Fund	234,738	3
Schwab Financial Services Fund	182,793	2
Schwab Health Care Fund	9,326,953	102
Schwab International Core Equity Fund	1,993,348	21

88

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/13-4/30/14)	(11/1/12-10/31/13)

Schwab Core Equity Fund	$6,227	$19,267
Schwab Dividend Equity Fund	20,516	50,175
Schwab Large-Cap Growth Fund	1,446	6,787
Schwab Small-Cap Equity Fund	17,052	15,023
Schwab Hedged Equity Fund	1,056	10,792
Schwab Financial Services Fund	1,553	4,292
Schwab Health Care Fund	16,372	38,090
Schwab International Core Equity Fund	10,298	8,761

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expiration Date	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

October 31, 2016	$32,645,024	$—	$—	$—	$—
October 31, 2017	1,636,580	—	14,051,004	—	—

Total	$34,281,604 *	$—	$14,051,004	$—	$—

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
Expiration Date	Services Fund	Fund	Equity Fund

October 31, 2016	$2,634,441	$—	$—
October 31, 2017	28,673,848	—	12,169,184
October 31, 2018	170,394	—	—

Total	$31,478,683	$—	$12,169,184 *

*	The Schwab Core Equity Fund and Schwab International Core Equity Fund have capital loss carryforwards acquired via mergers, which are subject to certain annual limitations in regard to availability to offset potential future capital gains.

Qualified late-year losses are certain capital and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31. A fund may elect to treat any portion of qualified late-year losses as arising during the first day of the next taxable year. For the year ended October 31, 2013, the funds had late-year ordinary losses deferred and capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Late-year ordinary losses deferred	$—	$—	$—	$—	$1,649,544
Capital losses utilized	75,465,662	66,553,849	31,765,537	14,134,762	2,570,724

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
	Services Fund	Fund	Equity Fund

Capital losses utilized	$4,316,363	$—	$6,149,622

 89

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

As of October 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

90

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 91

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

92

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 93

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Dow Jones Global Health Care Index An index that measures the performance of healthcare providers, researchers, and supplies producers around the world.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE EPRA/NAREIT Global Index An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 1000 Growth Index An index that is composed of larger-cap companies and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values

Russell 1000 Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

S&P 1500 SuperComposite Financial Sector Index A capitalization-weighted index designed to measure the performance of the financial sector of the S&P 1500 SuperComposite Index. The S&P SuperComposite 1500 is comprised of the 1500 companies included in the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

94

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR27230-11
00118058

Semiannual report dated April 30, 2014, enclosed.

Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund

Schwab Fundamental
US Small Company Index Fund

Schwab Fundamental
International Large Company
Index Fund

Schwab Fundamental
International Small Company Index Fund

Schwab Fundamental
Emerging Markets Large Company Index Fund

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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* Funds

Semiannual Report
April 30, 2014

Schwab Fundamental
US Large Company Index Fund

Schwab Fundamental
US Small Company Index Fund

Schwab Fundamental
International Large Company
Index Fund

Schwab Fundamental
International Small Company Index Fund

Schwab Fundamental
Emerging Markets Large Company Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014

Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	8.90%

Russell Fundamental U.S. Large Company Index	9.17%
Fund Category: Morningstar Large Value	8.14%

Performance Details	page 6

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	6.97%

Russell Fundamental U.S. Small Company Index	7.37%
Fund Category: Morningstar Small Blend	4.48%

Performance Details	page 7

Schwab Fundamental International Large Company Index Fund[1] (Ticker Symbol: SFNNX)	6.97%

Russell Fundamental Developed ex-U.S. Large Company Index (Net)	6.87%
Fund Category: Morningstar Foreign Large Value	4.64%

Performance Details	pages 8-9

Schwab Fundamental International Small Company Index Fund[1] (Ticker Symbol: SFILX)	4.59%

Russell Fundamental Developed ex-U.S. Small Company Index (Net)	4.69%
Fund Category: Morningstar Foreign Small/Mid Blend	5.91%

Performance Details	pages 10-11

Schwab Fundamental Emerging Markets Large Company Index Fund[1] (Ticker Symbol: SFENX)	-4.58%

Russell Fundamental Emerging Markets Large Company Index (Net)	-4.79%
Fund Category: Morningstar Diversified Emerging Markets	-1.72%

Performance Details	pages 12-13

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Index ownership— each of the names identifying the Russell Fundamental Index Series is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the funds under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Fundamental Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Fundamental Index Funds. In recent years, fundamentally weighted index strategies have enjoyed significant asset growth as investors have embraced the value of alternative strategies to traditional index funds.

Unlike traditional equity indices that are often weighted by market capitalization, fundamentally weighted indices select and weight stocks by objective non-price measures, such as dividends, cash flow, and sales. By using this weighting methodology, these funds can serve as an effective complement to capitalization-weighted and actively managed investment vehicles, potentially helping shareholders create more attractive risk-adjusted portfolios.

For the six-month reporting period ended April 30, 2014, the funds’ investment returns generally tracked their respective indices. Some improvement in the economy helped U.S. stocks rally and led the Federal Reserve to begin “tapering” its stimulative policies, even as harsh winter weather temporarily slowed economic growth. In developed international markets, stocks were supported by the European Central Bank’s progress toward unifying the euro zone’s banking system and by the continuation of low interest rates. Meanwhile, emerging markets faced concerns about slow growth, relatively high inflation, and higher U.S. interest rates in light of the Fed’s tapering. Emerging markets also faced political unrest between Russia and the Ukraine that drove

 Asset Class Performance Comparison % returns during the six months ended 4/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.36%	S&P 500® Index: measures U.S. large-cap stocks

3.08%	Russell 2000® Index: measures U.S. small-cap stocks

4.44%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index Funds 3

From the President continued

For the six-month reporting period ended April 30, 2014, the funds’ investment returns generally tracked their respective indices.

up market volatility, increased risk,1 and reduced returns. Reflecting these conditions, the Russell Fundamental U.S. Large Company Index returned 9.2%, and the Russell Fundamental Emerging Markets Large Company Index returned -4.8%.2

For more information about the performance, holdings, and portfolio characteristics of the Schwab Fundamental Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary.

1 To find out more information, please read “Investments in Russian Securities” in the “What’s New” section on www.schwabfunds.com.

2 The total return cited is for the Russell Fundamental Emerging Markets Large Company Index (Net), which is calculated net of foreign withholding taxes.

4 Schwab Fundamental Index Funds

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles include serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large Company Index Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	8.90%	20.85%	21.73%	7.43%
Russell Fundamental U.S. Large Company Index	9.17%	21.44%	n/a	n/a
Fundamental U.S. Large Company Spliced Index	9.17%	21.44%	22.04%	7.63%
Fund Category: Morningstar Large Value	8.14%	19.20%	17.71%	4.85%

Fund Expense Ratios4: Net 0.35%; Gross 0.41%

 Statistics

Number of Holdings	605
Weighted Average Market Cap ($ x 1,000,000)	$112,159
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5]	10%

 Sector Weightings % of Investments

Energy	16.2%
Information Technology	13.2%
Financials	12.8%
Consumer Staples	11.5%
Consumer Discretionary	11.4%
Health Care	11.2%
Industrials	10.3%
Utilities	4.4%
Telecommunication Services	4.3%
Materials	3.9%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Exxon Mobil Corp.	5.0%
Chevron Corp.	2.5%
AT&T, Inc.	2.1%
ConocoPhillips	2.0%
Microsoft Corp.	2.0%
Verizon Communications, Inc.	1.6%
Hewlett-Packard Co.	1.4%
General Electric Co.	1.4%
The Procter & Gamble Co.	1.4%
Wal-Mart Stores, Inc.	1.4%
Total	20.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership— “Russell Fundamental U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

Schwab Fundamental US Small Company Index Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	6.97%	24.05%	23.23%	8.60%
Russell Fundamental U.S. Small Company Index	7.37%	24.75%	n/a	n/a
Fundamental U.S. Small Company Spliced Index	7.37%	24.75%	23.86%	9.21%
Fund Category: Morningstar Small Blend	4.48%	21.54%	19.86%	6.33%

Fund Expense Ratios4: Net 0.36%; Gross 0.49%

 Statistics

Number of Holdings	845
Weighted Average Market Cap ($ x 1,000,000)	$4,548
Price/Earnings Ratio (P/E)	44.9
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5]	7%

 Sector Weightings % of Investments

Financials	20.3%
Industrials	19.1%
Consumer Discretionary	16.4%
Information Technology	14.8%
Energy	6.9%
Health Care	6.8%
Materials	6.1%
Consumer Staples	3.6%
Utilities	3.5%
Telecommunication Services	0.9%
Other	1.6%
Total	100.0%

 Top Equity Holdings % of Net Assets6

IntercontinentalExchange Group, Inc.	0.5%
SunEdison, Inc.	0.4%
Trinity Industries, Inc.	0.3%
Avago Technologies Ltd.	0.3%
Kindred Healthcare, Inc.	0.3%
Huntington Ingalls Industries, Inc.	0.3%
SYNNEX Corp.	0.3%
Endo International plc	0.3%
GATX Corp.	0.3%
Aspen Insurance Holdings Ltd.	0.3%
Total	3.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership— “Russell Fundamental U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 7

Schwab Fundamental International Large Company Index Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	6.97%	20.71%	13.88%	2.16%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)	6.87%	20.86%	n/a	n/a
Fundamental Developed ex-U.S. Large Company Spliced Index	6.87%	20.86%	14.36%	3.02%
Fund Category: Morningstar Foreign Large Value	4.64%	14.14%	12.79%	0.96%

Fund Expense Ratios4: Net 0.35%; Gross 0.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Developed ex-U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Fundamental Index Funds

 Schwab Fundamental International Large Company Index Fund

Performance and Fund Facts as of 04/30/14 continued

 Statistics

Number of Holdings	794
Weighted Average Market Cap ($ x 1,000,000)	$66,092
Price/Earnings Ratio (P/E)	22.9
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1]	4%

 Sector Weightings % of Investments

Financials	18.5%
Energy	14.4%
Industrials	12.6%
Consumer Discretionary	9.6%
Materials	9.5%
Consumer Staples	8.8%
Telecommunication Services	8.3%
Health Care	6.6%
Utilities	5.9%
Information Technology	4.3%
Other	1.5%
Total	100.0%

 Top Equity Holdings % of Net Assets2

BP plc	2.4%
Total S.A.	2.3%
Royal Dutch Shell plc, A Shares	2.0%
Royal Dutch Shell plc, B Shares	1.5%
Banco Santander S.A.	1.3%
HSBC Holdings plc	1.2%
Nestle S.A. – Reg’d	1.1%
Telefonica S.A.	1.1%
Eni S.p.A.	1.1%
Orange S.A.	1.1%
Total	15.1%

 Country Weightings % of Investments

Japan	17.4%
United Kingdom	17.0%
France	11.8%
Germany	9.4%
Canada	6.2%
Netherlands	6.0%
Switzerland	5.7%
Australia	5.1%
Italy	4.9%
Spain	4.7%
Other Countries	11.8%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 9

Schwab Fundamental International Small Company Index Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	4.59%	14.47%	17.11%	6.45%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)	4.69%	14.99%	n/a	n/a
Fundamental Developed ex-U.S. Small Company Spliced Index	4.69%	14.99%	18.16%	8.01%
Fund Category: Morningstar Foreign Small/Mid Blend	5.91%	17.53%	18.04%	5.56%

Fund Expense Ratios4: Net 0.50%; Gross 0.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International Small Company Index Fund

Performance and Fund Facts as of 04/30/14 continued

 Statistics

Number of Holdings	1,257
Weighted Average Market Cap ($ x 1,000,000)	$3,684
Price/Earnings Ratio (P/E)	25.6
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1]	18%

 Sector Weightings % of Investments

Industrials	24.0%
Consumer Discretionary	18.4%
Financials	16.7%
Materials	10.6%
Information Technology	8.5%
Consumer Staples	7.5%
Energy	4.6%
Health Care	4.3%
Utilities	1.8%
Telecommunication Services	1.1%
Other	2.5%
Total	100.0%

 Top Equity Holdings % of Net Assets2

iShares MSCI EAFE Small Cap ETF	1.8%
Rautaruukki Oyj	0.2%
USG People N.V.	0.2%
Gamesa Corp. Tecnologica S.A.	0.2%
David Jones Ltd.	0.2%
Precision Drilling Corp.	0.2%
Koninklijke Boskalis Westminster N.V.	0.2%
Abengoa S.A., B Shares	0.2%
Faurecia	0.2%
Georg Fischer AG – Reg’d	0.2%
Total	3.6%

 Country Weightings % of Investments

Japan	35.0%
United Kingdom	12.7%
Canada	8.7%
Australia	5.4%
France	4.9%
Germany	3.6%
Switzerland	3.1%
Italy	3.0%
Hong Kong	2.8%
Other Countries	20.8%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 11

Schwab Fundamental Emerging Markets Large Company Index Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	-4.58%	-0.83%	8.81%	0.50%
Russell Fundamental Emerging Markets Large Company Index (Net)	-4.79%	0.00%	n/a	n/a
Fundamental Emerging Markets Large Company Spliced Index	-4.79%	0.00%	10.57%	2.31%
Fund Category: Morningstar Diversified Emerging Markets	-1.72%	-1.55%	11.17%	0.20%

Fund Expense Ratios4: Net 0.50%; Gross 0.89%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets Large Company Index Fund

Performance and Fund Facts as of 04/30/14 continued

 Statistics

Number of Holdings	279
Weighted Average Market Cap ($ x 1,000,000)	$48,327
Price/Earnings Ratio (P/E)	10.6
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[1]	8%

 Sector Weightings % of Investments

Energy	25.0%
Financials	17.4%
Information Technology	15.3%
Materials	12.8%
Telecommunication Services	10.3%
Consumer Discretionary	6.2%
Industrials	5.3%
Utilities	4.2%
Consumer Staples	2.8%
Other	0.7%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Samsung Electronics Co., Ltd.	3.8%
LUKOIL ADR	3.4%
Gazprom ADR	3.3%
Petroleo Brasileiro S.A.	2.3%
China Mobile Ltd.	1.7%
China Construction Bank Corp., Class H	1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.7%
Petroleo Brasileiro S.A. – Petrobras	1.4%
China Petroleum & Chemical Corp., Class H	1.4%
Itau Unibanco Holding S.A., Preferred Stock	1.4%
Total	22.1%

 Country Weightings % of Investments

Republic of Korea	19.8%
Brazil	14.1%
Russia	13.7%
China	12.6%
Taiwan	12.5%
South Africa	7.7%
India	3.8%
Mexico	3.5%
Other Countries	12.3%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2013 and held through April 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/13	at 4/30/14	11/1/13–4/30/14

Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000.00	$1,089.00	$1.81
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

Schwab Fundamental US Small Company Index Fund
Actual Return	0.35%	$1,000.00	$1,069.70	$1.80
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

Schwab Fundamental International Large Company Index Fund
Actual Return	0.35%	$1,000.00	$1,069.70	$1.80
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

Schwab Fundamental International Small Company Index Fund
Actual Return	0.49%	$1,000.00	$1,045.90	$2.49
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.36	$2.46

Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.49%	$1,000.00	$954.20	$2.37
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.36	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

14 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–		11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12		10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	13.65		10.76	9.51		9.05	7.63	6.47

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.24	0.21		0.18	0.14	0.10
Net realized and unrealized gains (losses)	1.07		2.89	1.22		0.43	1.37	1.26

Total from investment operations	1.21		3.13	1.43		0.61	1.51	1.36
Less distributions:
Distributions from net investment income	(0.22)		(0.24)	(0.18)		(0.15)	(0.09)	(0.20)

Net asset value at end of period	14.64		13.65	10.76		9.51	9.05	7.63

Total return (%)	8.90	[2]	29.67	15.29		6.74	19.95	22.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]	0.35	0.32	[4]	0.35	0.35	0.35
Gross operating expenses	0.39	[3]	0.41	0.44		0.44	0.45	0.53
Net investment income (loss)	1.97	[3]	2.03	2.13		2.06	1.77	1.88
Portfolio turnover rate	10	[2]	10	32	[5]	11	27	28
Net assets, end of period ($ x 1,000,000)	3,468		3,020	1,960		1,490	1,019	663

* Unaudited.

1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5 Portfolio turnover would have been 12%, if rebalancing trades had not been included due to a change in the fund’s index.

See financial notes 15

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	2,448,657,217	3,425,643,615
0.7%	Other Investment Company	25,474,573	25,474,573
0.1%	Short-Term Investment	1,504,963	1,504,963

99.6%	Total Investments	2,475,636,753	3,452,623,151
0.3%	Collateral Invested for Securities on Loan	11,391,401	11,391,401
0.1%	Other Assets and Liabilities, Net		3,924,123

100.0%	Net Assets		3,467,938,675

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.8% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	35,360,814

Banks 5.5%
Bank of America Corp.	2,835,960	1.3	42,936,434
Citigroup, Inc.	530,533	0.7	25,417,836
JPMorgan Chase & Co.	742,342	1.2	41,556,305
Wells Fargo & Co.	678,625	1.0	33,686,945
Other Securities		1.3	45,954,590

		5.5	189,552,110

Capital Goods 7.9%
3M Co.	107,975	0.4	15,018,243
General Electric Co.	1,850,325	1.4	49,755,239
United Technologies Corp.	178,115	0.6	21,076,348
Other Securities		5.5	188,676,860

		7.9	274,526,690

Commercial & Professional Supplies 0.7%
Other Securities		0.7	25,363,446

Consumer Durables & Apparel 0.9%
Other Securities		0.9	32,570,034

Consumer Services 1.5%
McDonald’s Corp.	201,780	0.6	20,456,456
Other Securities		0.9	32,159,020

		1.5	52,615,476

Diversified Financials 2.9%
Berkshire Hathaway, Inc., Class B *	187,411	0.7	24,147,907
The Charles Schwab Corp. (a)	118,815	0.1	3,154,538
Other Securities		2.1	74,783,203

		2.9	102,085,648

Energy 16.1%
Chevron Corp.	680,805	2.5	85,454,644
ConocoPhillips	930,410	2.0	69,138,767
Exxon Mobil Corp.	1,679,384	5.0	171,985,715
Occidental Petroleum Corp.	158,070	0.4	15,135,203
Phillips 66	379,955	0.9	31,619,855
Schlumberger Ltd.	170,100	0.5	17,273,655
Valero Energy Corp.	398,625	0.6	22,789,391
Other Securities		4.2	145,542,993

		16.1	558,940,223

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	119,915	0.4	13,871,767
CVS Caremark Corp.	417,835	0.9	30,384,961
Wal-Mart Stores, Inc.	608,125	1.4	48,473,644
Walgreen Co.	287,170	0.6	19,498,843
Other Securities		0.9	31,813,408

		4.2	144,042,623

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	410,580	0.5	16,468,364
Mondelez International, Inc., Class A	455,392	0.5	16,234,725
PepsiCo, Inc.	267,708	0.6	22,993,440
Philip Morris International, Inc.	288,420	0.7	24,639,720
The Coca-Cola Co.	480,830	0.6	19,613,056
Other Securities		2.3	79,037,391

		5.2	178,986,696

Health Care Equipment & Services 5.6%
Abbott Laboratories	411,390	0.5	15,937,249
UnitedHealth Group, Inc.	325,575	0.7	24,431,148
WellPoint, Inc.	234,770	0.7	23,636,644
Other Securities		3.7	128,611,576

		5.6	192,616,617

Household & Personal Products 2.1%
The Procter & Gamble Co.	597,595	1.4	49,331,467
Other Securities		0.7	23,745,601

		2.1	73,077,068

16 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Insurance 3.4%
The Travelers Cos., Inc.	192,695	0.5	17,454,313
Other Securities		2.9	98,952,141

		3.4	116,406,454

Materials 3.9%
Other Securities		3.9	134,997,529

Media 3.7%
Comcast Corp., Class A	352,140	0.5	18,226,767
The Walt Disney Co.	281,350	0.6	22,322,309
Time Warner, Inc.	287,988	0.6	19,139,683
Other Securities		2.0	69,120,578

		3.7	128,809,337

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Amgen, Inc.	141,655	0.5	15,829,946
Johnson & Johnson	441,395	1.3	44,708,900
Merck & Co., Inc.	422,557	0.7	24,744,938
Pfizer, Inc.	1,349,299	1.2	42,206,073
Other Securities		1.9	66,062,447

		5.6	193,552,304

Real Estate 1.0%
Other Securities		1.0	35,572,880

Retailing 4.2%
Lowe’s Cos., Inc.	337,055	0.5	15,474,195
Target Corp.	266,995	0.5	16,486,941
The Home Depot, Inc.	235,796	0.5	18,748,140
Other Securities		2.7	94,144,861

		4.2	144,854,137

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	1,501,810	1.2	40,083,309
Other Securities		1.2	41,464,001

		2.4	81,547,310

Software & Services 6.3%
International Business Machines Corp.	243,495	1.4	47,839,463
Microsoft Corp.	1,696,315	2.0	68,531,126
Oracle Corp.	412,460	0.5	16,861,365
Other Securities		2.4	84,107,991

		6.3	217,339,945

Technology Hardware & Equipment 4.5%
Apple, Inc.	45,617	0.8	26,918,136
Cisco Systems, Inc.	1,012,565	0.7	23,400,377
Hewlett-Packard Co.	1,513,675	1.4	50,042,095
Other Securities		1.6	55,169,146

		4.5	155,529,754

Telecommunication Services 4.2%
AT&T, Inc.	2,048,385	2.1	73,127,344
Verizon Communications, Inc.	1,175,230	1.6	54,918,498
Other Securities		0.5	19,267,663

		4.2	147,313,505

Transportation 1.6%
Other Securities		1.6	56,443,207

Utilities 4.4%
Other Securities		4.4	153,539,808

Total Common Stock
(Cost $2,448,657,217)			3,425,643,615

Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	25,474,573	0.7	25,474,573

Total Other Investment Company
(Cost $25,474,573)			25,474,573

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,504,963

Total Short-Term Investment
(Cost $1,504,963)			1,504,963

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	11,391,401	0.3	11,391,401

Total Collateral Invested for Securities on Loan
(Cost $11,391,401)			11,391,401

End of Collateral Invested for Securities on Loan.

At 04/30/14 tax basis cost of the fund’s investments was $2,491,750,930 and the unrealized appreciation and depreciation were $978,046,927 and ($17,174,706), respectively, with a net unrealized appreciation of $960,872,221.

See financial notes 17

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,153,104.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	370	34,741,150	542,850

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,425,643,615	$—	$—	$3,425,643,615
Other Investment Company[1]	25,474,573	—	—	25,474,573
Short-Term Investments[1]	—	1,504,963	—	1,504,963

Total	$3,451,118,188	$1,504,963	$—	$3,452,623,151

Other Financial Instruments
Collateral Invested for Securities on Loan	$11,391,401	$—	$—	$11,391,401
Futures Contracts[2]	542,850	—	—	542,850

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,954,261)		$3,154,538
Investments in unaffiliated issuers, at value (cost $2,473,682,492) including securities on loan of $13,153,104	+	3,449,468,613

Total investments, at value (cost $2,475,636,753)		3,452,623,151
Collateral invested for securities on loan		11,391,401
Receivables:
Investments sold		1,903,074
Fund shares sold		12,751,957
Dividends		3,879,079
Variation margin on futures contracts		84,212
Income from securities on loan		76,110
Prepaid expenses	+	16,281

Total assets		3,482,725,265

Liabilities

Collateral held for securities on loan		11,391,401
Payables:
Investment adviser and administrator fees		54,525
Shareholder service fees		94,442
Fund shares redeemed		2,389,225
Accrued expenses	+	856,997

Total liabilities		14,786,590

Net Assets

Total assets		3,482,725,265
Total liabilities	−	14,786,590

Net assets		$3,467,938,675

Net Assets by Source
Capital received from investors		2,416,602,936
Net investment income not yet distributed		21,611,866
Net realized capital gains		52,194,625
Net unrealized capital appreciation		977,529,248

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$3,467,938,675		236,823,280		$14.64

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$15,632
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $6,988)		38,141,883
Interest		1,090
Securities on loan	+	302,977

Total investment income		38,461,582

Expenses

Investment adviser and administrator fees		3,845,692
Shareholder service fees		1,368,227
Index fee		988,210
Shareholder reports		67,106
Portfolio accounting fees		51,149
Transfer agent fees		48,017
Registration fees		40,136
Custodian fees		31,411
Professional fees		30,971
Independent trustees’ fees		10,725
Interest expense		802
Other expenses	+	29,395

Total expenses		6,511,841
Expense reduction by CSIM and its affiliates	−	708,459

Net expenses	−	5,803,382

Net investment income		32,658,200

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		280,468
Net realized gains on unaffiliated investments		77,071,735
Net realized gains on futures contracts	+	4,382,029

Net realized gains		81,734,232
Net change in unrealized appreciation (depreciation) on affiliated issuer		280,251
Net change in unrealized appreciation (depreciation) on unaffiliated investments		180,793,086
Net change in unrealized appreciation (depreciation) on futures contracts	+	66,074

Net change in unrealized appreciation (depreciation)	+	181,139,411

Net realized and unrealized gains		262,873,643

Increase in net assets resulting from operations		$295,531,843

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$32,658,200	$50,722,157
Net realized gains		81,734,232	57,736,284
Net change in unrealized appreciation (depreciation)	+	181,139,411	523,232,112

Increase in net assets from operations		295,531,843	631,690,553

Distributions to Shareholders

Distributions from net investment income		($47,960,089)	($42,909,493)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		71,233,929	$996,719,796	84,032,984	$1,024,135,625
Shares reinvested		2,075,077	29,051,072	2,230,842	23,803,086
Shares redeemed	+	(57,731,866)	(825,835,465)	(47,078,841)	(576,085,377)

Net transactions in fund shares		15,577,140	$199,935,403	39,184,985	$471,853,334

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		221,246,140	$3,020,431,518	182,061,155	$1,959,797,124
Total increase	+	15,577,140	447,507,157	39,184,985	1,060,634,394

End of period		236,823,280	$3,467,938,675	221,246,140	$3,020,431,518

Net investment income not yet distributed			$21,611,866		$36,913,755

See financial notes 21

Schwab Fundamental US Small Company Index Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	12.78		10.31	10.11	10.10	7.88	6.30

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16	0.15	0.11	0.09	0.06
Net realized and unrealized gains (losses)	0.81		3.35	0.88	0.47	2.19	1.59

Total from investment operations	0.88		3.51	1.03	0.58	2.28	1.65
Less distributions:
Distributions from net investment income	(0.12)		(0.20)	(0.12)	(0.10)	(0.06)	(0.07)
Distributions from net realized gains	(0.52)		(0.84)	(0.71)	(0.47)	—	—

Total distributions	(0.64)		(1.04)	(0.83)	(0.57)	(0.06)	(0.07)

Net asset value at end of period	13.02		12.78	10.31	10.11	10.10	7.88

Total return (%)	6.97	[2]	37.55	11.37	5.55	29.07	26.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]	0.35	0.32 [4]	0.35	0.35	0.35
Gross operating expenses	0.45	[3]	0.48	0.50	0.50	0.53	0.60
Net investment income (loss)	1.19	[3]	1.41	1.46	1.18	1.03	1.00
Portfolio turnover rate	7	[2]	27	92 [5]	35	41	29
Net assets, end of period ($ x 1,000,000)	1,134		849	619	563	412	298

* Unaudited.

1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5 Portfolio turnover would have been 29%, if rebalancing trades had not been included due to a change in the fund’s index.

22 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	849,941,868	1,115,345,025
0.0%		Rights	266,856	266,364
1.3%		Other Investment Company	14,922,078	14,922,078
0.3%		Short-Term Investment	3,049,793	3,049,793

99.9%		Total Investments	868,180,595	1,133,583,260
2.7%		Collateral Invested for Securities on Loan	30,398,073	30,398,073
(2	.6)%	Other Assets and Liabilities, Net		(29,549,057)

100.0%		Net Assets		1,134,432,276

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.3% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	10,559,373

Banks 4.1%
Other Securities		4.1	47,122,475

Capital Goods 11.1%
Carlisle Cos., Inc.	33,600	0.3	2,763,600
GATX Corp.	47,800	0.3	3,137,114
Huntington Ingalls Industries, Inc.	32,000	0.3	3,296,000
Spirit AeroSystems Holdings, Inc., Class A *	85,900	0.2	2,579,577
Trinity Industries, Inc.	49,100	0.3	3,685,446
Other Securities		9.7	110,110,022

		11.1	125,571,759

Commercial & Professional Supplies 4.3%
Nielsen Holdings N.V.	63,600	0.3	2,986,020
Other Securities		4.0	45,921,924

		4.3	48,907,944

Consumer Durables & Apparel 3.5%
Hanesbrands, Inc.	31,600	0.2	2,594,044
Other Securities		3.3	36,942,147

		3.5	39,536,191

Consumer Services 4.8%
Career Education Corp. *	380,900	0.2	2,750,098
DeVry Education Group, Inc.	64,700	0.3	2,913,441
Las Vegas Sands Corp.	36,500	0.3	2,888,245
Other Securities		4.0	45,581,847

		4.8	54,133,631

Diversified Financials 3.6%
IntercontinentalExchange Group, Inc.	27,600	0.5	5,642,544
Other Securities		3.1	35,086,246

		3.6	40,728,790

Energy 6.8%
Denbury Resources, Inc.	155,500	0.2	2,615,510
Dresser-Rand Group, Inc. *	43,800	0.2	2,647,272
Exterran Holdings, Inc.	64,500	0.2	2,774,790
Superior Energy Services, Inc.	79,800	0.2	2,627,016
Unit Corp. *	39,100	0.2	2,578,645
Western Refining, Inc. (a)	65,100	0.3	2,831,850
Whiting Petroleum Corp. *	38,700	0.3	2,852,964
Other Securities		5.2	58,757,536

		6.8	77,685,583

Food & Staples Retailing 0.9%
Other Securities		0.9	10,816,292

Food, Beverage & Tobacco 2.2%
Other Securities		2.2	24,620,308

Health Care Equipment & Services 4.6%
Kindred Healthcare, Inc.	135,000	0.3	3,388,500
Other Securities		4.3	48,465,850

		4.6	51,854,350

Household & Personal Products 0.4%
Other Securities		0.4	4,939,051

Insurance 4.0%
Aspen Insurance Holdings Ltd.	68,400	0.3	3,131,352
CNO Financial Group, Inc.	163,300	0.3	2,816,925
Old Republic International Corp.	163,000	0.2	2,699,280
Primerica, Inc.	58,200	0.2	2,670,798
Protective Life Corp.	53,500	0.2	2,736,525
Other Securities		2.8	31,823,474

		4.0	45,878,354

Materials 6.1%
AK Steel Holding Corp. *(a)	410,800	0.3	2,875,600
Cabot Corp.	51,000	0.3	2,947,800
Crown Holdings, Inc. *	60,200	0.2	2,839,634

See financial notes 23

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Resolute Forest Products, Inc. *	159,200	0.2	2,840,128
Schnitzer Steel Industries, Inc., Class A	91,810	0.2	2,577,107
Other Securities		4.9	55,324,035

		6.1	69,404,304

Media 2.1%
Scripps Networks Interactive, Inc., Class A	35,000	0.2	2,627,450
Other Securities		1.9	21,828,928

		2.1	24,456,378

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Endo International plc *	50,300	0.3	3,166,134
Other Securities		2.0	22,504,689

		2.3	25,670,823

Real Estate 8.5%
Duke Realty Corp.	151,400	0.2	2,652,528
Essex Property Trust, Inc.	14,909	0.2	2,583,133
General Growth Properties, Inc.	122,600	0.3	2,816,122
Jones Lang LaSalle, Inc.	23,100	0.2	2,677,059
Other Securities		7.6	85,563,593

		8.5	96,292,435

Retailing 5.1%
ANN, Inc. *	66,000	0.2	2,586,540
Office Depot, Inc. *	661,858	0.2	2,706,999
The Men’s Wearhouse, Inc.	58,100	0.3	2,752,778
Other Securities		4.4	49,618,551

		5.1	57,664,868

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc. *(a)	636,000	0.2	2,601,240
Avago Technologies Ltd.	56,300	0.3	3,575,050
SunEdison, Inc. *	201,100	0.4	3,867,153
Other Securities		3.5	39,603,754

		4.4	49,647,197

Software & Services 5.8%
Activision Blizzard, Inc.	130,800	0.2	2,617,308
Convergys Corp.	134,800	0.3	2,903,592
Facebook, Inc., Class A *	43,100	0.2	2,576,518
Other Securities		5.1	57,341,272

		5.8	65,438,690

Technology Hardware & Equipment 4.7%
Sanmina Corp. *	127,100	0.2	2,573,775
SYNNEX Corp. *	47,400	0.3	3,193,812
Other Securities		4.2	47,304,002

		4.7	53,071,589

Telecommunication Services 0.9%
Other Securities		0.9	9,966,943

Transportation 3.7%
Alaska Air Group, Inc.	29,700	0.3	2,794,176
Southwest Airlines Co.	114,300	0.2	2,762,631
Other Securities		3.2	36,554,971

		3.7	42,111,778

Utilities 3.5%
Other Securities		3.5	39,265,919

Total Common Stock
(Cost $849,941,868)			1,115,345,025

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	266,364

Total Rights
(Cost $266,856)			266,364

Other Investment Company 1.3% of net assets

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	14,922,078	1.3	14,922,078

Total Other Investment Company
(Cost $14,922,078)			14,922,078

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.05%, 06/19/14 (d)(e)	3,050,000	0.3	3,049,793

Total Short-Term Investment
(Cost $3,049,793)			3,049,793

End of Investments.

24 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 2.7% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	30,398,073	2.7	30,398,073

Total Collateral Invested for Securities on Loan
(Cost $30,398,073)			30,398,073

End of Collateral Invested for Securities on Loan.

At 04/30/14 tax basis cost of the fund’s investments was $871,766,214 and the unrealized appreciation and depreciation were $278,770,901 and ($16,953,855), respectively, with a net unrealized appreciation of $261,817,046.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $32,086,117.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	160	17,977,600	(414,961)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,115,345,025	$—	$—	$1,115,345,025
Rights[1]	—	—	266,364	266,364
Other Investment Company[1]	14,922,078	—	—	14,922,078
Short-Term Investment[1]	—	3,049,793	—	3,049,793

Total	$1,130,267,103	$3,049,793	$266,364	$1,133,583,260

Other Financial Instruments
Collateral Invested for Securities on Loan	$30,398,073	$—	$—	$30,398,073

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($414,961)	$—	$—	($414,961)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

See financial notes 25

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$266,364	$—	$—	$—	$266,364

Total	$—	$—	$—	$266,364	$—	$—	$—	$266,364

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

26 See financial notes

 Schwab Fundamental US Small Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $868,180,595) including securities on loan of $32,086,117		$1,133,583,260
Foreign currency, at value (cost $34)		32
Cash		709,430
Collateral invested for securities on loan		30,398,073
Receivables:
Fund shares sold		1,115,067
Dividends		442,520
Variation margin on futures contracts		116,800
Income from securities on loan		88,147
Prepaid expenses	+	6,526

Total assets		1,166,459,855

Liabilities

Collateral held for securities on loan		30,398,073
Payables:
Investment adviser and administrator fees		18,288
Shareholder service fees		14,002
Fund shares redeemed		1,302,051
Accrued expenses	+	295,165

Total liabilities		32,027,579

Net Assets

Total assets		1,166,459,855
Total liabilities	−	32,027,579

Net assets		$1,134,432,276

Net Assets by Source
Capital received from investors		845,820,249
Net investment income not yet distributed		3,173,417
Net realized capital gains		20,450,874
Net unrealized capital appreciation		264,987,736

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,134,432,276		87,106,805		$13.02

See financial notes 27

 Schwab Fundamental US Small Company Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $7,959)		$7,353,039
Interest		493
Securities on loan	+	356,870

Total investment income		7,710,402

Expenses

Investment adviser and administrator fees		1,297,049
Shareholder service fees		434,343
Index fee		297,986
Transfer agent fees		46,234
Shareholder reports		37,357
Portfolio accounting fees		30,760
Professional fees		24,027
Registration fees		20,961
Custodian fees		19,906
Independent trustees’ fees		5,214
Interest expense		179
Other expenses	+	8,786

Total expenses		2,222,802
Expense reduction by CSIM and its affiliates	−	474,703

Net expenses	−	1,748,099

Net investment income		5,962,303

Realized and Unrealized Gains (Losses)

Net realized gains on investments		23,998,981
Net realized losses on futures contracts		(196,770)
Net realized gains on foreign currency transactions	+	628

Net realized gains		23,802,839
Net change in unrealized appreciation (depreciation) on investments		38,207,837
Net change in unrealized appreciation (depreciation) on futures contracts		(639,518)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	30

Net change in unrealized appreciation (depreciation)	+	37,568,349

Net realized and unrealized gains		61,371,188

Increase in net assets resulting from operations		$67,333,491

28 See financial notes

 Schwab Fundamental US Small Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$5,962,303	$10,235,724
Net realized gains		23,802,839	35,664,271
Net change in unrealized appreciation (depreciation)	+	37,568,349	183,388,180

Increase in net assets from operations		67,333,491	229,288,175

Distributions to Shareholders

Distributions from net investment income		(8,210,484)	(11,947,531)
Distributions from net realized gains	+	(37,238,379)	(50,580,881)

Total distributions		($45,448,863)	($62,528,412)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,957,639	$319,457,961	16,241,608	$178,159,226
Shares reinvested		1,787,741	22,900,966	2,784,659	26,509,953
Shares redeemed	+	(6,113,557)	(79,223,700)	(12,560,146)	(140,960,955)

Net transactions in fund shares		20,631,823	$263,135,227	6,466,121	$63,708,224

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,474,982	$849,412,421	60,008,861	$618,944,434
Total increase	+	20,631,823	285,019,855	6,466,121	230,467,987

End of period		87,106,805	$1,134,432,276	66,474,982	$849,412,421

Net investment income not yet distributed			$3,173,417		$5,421,598

See financial notes 29

Schwab Fundamental International Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–		11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12		10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	9.05		7.16	7.26		8.09	7.69	6.01

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.23	0.22		0.23	0.21	0.16
Net realized and unrealized gains (losses)	0.45		1.87	(0.08)[2]		(0.85)	0.41	1.81

Total from investment operations	0.62		2.10	0.14		(0.62)	0.62	1.97
Less distributions:
Distributions from net investment income	(0.25)		(0.21)	(0.24)		(0.21)	(0.22)	(0.29)

Net asset value at end of period	9.42		9.05	7.16		7.26	8.09	7.69

Total return (%)	6.97	[3]	30.12	2.24		(7.88)	8.27	34.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.34 [5]	0.31	[5]	0.35	0.35	0.35
Gross operating expenses	0.48	[4]	0.52	0.56		0.57	0.61	0.76
Net investment income (loss)	4.18	[4]	2.95	3.58		3.24	2.70	2.80
Portfolio turnover rate	4	[3]	22	61	[6]	35	65	82
Net assets, end of period ($ x 1,000,000)	847		646	501		372	301	253

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
6 Portfolio turnover would have been 37%, if rebalancing trades had not been included due to a change in the fund’s index.

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Common Stock	654,983,799	826,627,338
0.4%	Preferred Stock	2,226,152	3,612,619
0.0%	Rights	228,127	233,309
0.0%	Warrants	140,410	203,445
0.0%	Other Investment Company	4,656	6,832
1.5%	Short-Term Investments	12,115,904	12,115,904

99.5%	Total Investments	669,699,048	842,799,447
3.0%	Collateral Invested for Securities on Loan	25,081,669	25,081,669
(2.5%)	Other Assets and Liabilities, Net		(20,828,764)

100.0%	Net Assets		847,052,352

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.6% of net assets

Australia 5.0%
BHP Billiton Ltd.	168,814	0.7	5,945,054
Other Securities		4.3	36,765,160

		5.0	42,710,214

Austria 0.4%
Other Securities		0.4	3,221,082

Belgium 0.9%
Other Securities		0.9	7,564,184

Canada 6.2%
Other Securities		6.2	52,155,502

Denmark 0.9%
Other Securities		0.9	7,676,724

Finland 1.3%
Nokia Oyj *	632,078	0.6	4,732,728
Other Securities		0.7	5,949,566

		1.3	10,682,294

France 11.7%
AXA S.A.	124,494	0.4	3,248,797
BNP Paribas S.A.	63,868	0.6	4,799,326
Carrefour S.A.	84,569	0.4	3,296,588
Compagnie de Saint-Gobain	61,846	0.4	3,789,023
GDF Suez (c)	180,020	0.5	4,537,121
Orange S.A.	552,437	1.0	8,950,182
Sanofi	59,085	0.7	6,376,444
Total S.A.	267,352	2.3	19,127,473
Vivendi S.A.	151,219	0.5	4,062,763
Other Securities		4.9	41,275,898

		11.7	99,463,615

Germany 8.9%
Allianz SE - Reg’d	26,886	0.5	4,678,966
BASF SE	63,614	0.9	7,379,587
Bayer AG - Reg’d	31,374	0.5	4,362,293
Daimler AG - Reg’d	73,177	0.8	6,812,715
Deutsche Telekom AG - Reg’d	396,393	0.8	6,659,822
E.ON SE	338,535	0.8	6,484,586
RWE AG	89,441	0.4	3,413,165
Siemens AG - Reg’d	45,683	0.7	6,026,512
Other Securities		3.5	29,457,990

		8.9	75,275,636

Hong Kong 0.9%
Other Securities		0.9	7,812,699

Ireland 0.7%
Other Securities		0.7	5,469,098

Israel 0.3%
Other Securities		0.3	2,842,463

Italy 4.9%
Enel S.p.A.	1,040,084	0.7	5,890,963
Eni S.p.A.	350,949	1.1	9,089,339
Intesa Sanpaolo S.p.A.	1,328,656	0.5	4,546,699
Telecom Italia S.p.A. *	2,651,114	0.4	3,406,756
UniCredit S.p.A.	568,807	0.6	5,096,308
Other Securities		1.6	13,613,740

		4.9	41,643,805

Japan 17.3%
Canon, Inc.	105,300	0.4	3,299,570
Honda Motor Co., Ltd.	103,600	0.4	3,437,931
Nippon Telegraph & Telephone Corp.	64,904	0.4	3,601,701
Toyota Motor Corp.	112,500	0.7	6,078,167
Other Securities		15.4	129,946,582

		17.3	146,363,951

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Luxembourg 0.6%
ArcelorMittal	227,568	0.4	3,700,537
Other Securities		0.2	1,653,186

		0.6	5,353,723

Netherlands 6.0%
Royal Dutch Shell plc, A Shares	437,864	2.0	17,320,923
Royal Dutch Shell plc, B Shares	292,122	1.5	12,403,789
Other Securities		2.5	21,068,163

		6.0	50,792,875

New Zealand 0.1%
Other Securities		0.1	968,626

Norway 1.0%
Statoil A.S.A. (c)	135,531	0.5	4,131,716
Other Securities		0.5	3,979,004

		1.0	8,110,720

Portugal 0.3%
Other Securities		0.3	2,815,610

Singapore 0.7%
Other Securities		0.7	5,854,262

Spain 4.6%
Banco Bilbao Vizcaya Argentaria S.A.	392,327	0.6	4,832,580
Banco Santander S.A. (c)	1,148,681	1.3	11,424,399
Repsol S.A.	122,406	0.4	3,295,715
Telefonica S.A.	575,622	1.1	9,660,152
Other Securities		1.2	10,114,320

		4.6	39,327,166

Sweden 2.3%
Other Securities		2.3	19,383,649

Switzerland 5.7%
Nestle S.A. - Reg’d	124,406	1.1	9,614,626
Novartis AG - Reg’d	78,095	0.8	6,788,993
Roche Holding AG	17,003	0.6	4,987,764
Other Securities		3.2	26,704,540

		5.7	48,095,923

United Kingdom 16.9%
Anglo American plc	168,882	0.5	4,514,739
AstraZeneca plc	103,317	1.0	8,155,285
Barclays plc	971,217	0.5	4,147,138
BP plc	2,421,967	2.4	20,448,938
British American Tobacco plc	72,547	0.5	4,189,221
GlaxoSmithKline plc	279,216	0.9	7,714,887
HSBC Holdings plc	1,022,495	1.2	10,447,456
Rio Tinto plc	69,892	0.5	3,799,866
Tesco plc	812,058	0.5	4,022,874
Vodafone Group plc	2,087,463	0.9	7,925,277
Other Securities		8.0	67,677,836

		16.9	143,043,517

Total Common Stock
(Cost $654,983,799)			826,627,338

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	3,600,146

United Kingdom 0.0%
Other Securities		0.0	12,473

Total Preferred Stock
(Cost $2,226,152)			3,612,619

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Other Securities		0.0	233,309

Total Rights
(Cost $228,127)			233,309

Warrants 0.0% of net assets

France 0.0%
Other Securities		0.0	202,716

Hong Kong 0.0%
Other Securities		0.0	729

Total Warrants
(Cost $140,410)			203,445

Other Investment Company 0.0% of net assets

United States 0.0%
Other Securities		0.0	6,832

Total Other Investment Company
(Cost $4,656)			6,832

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.5% of net assets

Time Deposits 1.2%
Bank of Tokyo Mitsubishi
0.03%, 05/01/14	9,796,278	1.2	9,796,278
Other Securities		0.0	319,762

		1.2	10,116,040

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

U.S. Treasury Obligation 0.3%
Other Securities		0.3	1,999,864

Total Short-Term Investments
(Cost $12,115,904)			12,115,904

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.0% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	25,081,669	3.0	25,081,669

Total Collateral Invested for Securities on Loan
(Cost $25,081,669)			25,081,669

End of Collateral Invested for Securities on Loan.

At 04/30/14, the tax basis cost of the fund’s investments was $686,731,653 and the unrealized appreciation and depreciation were $167,048,529 and ($10,980,735), respectively, with a net unrealized appreciation of $156,067,794

At 04/30/14, the values of certain foreign securities held by the fund aggregating $765,673,707 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $246,511 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $23,139,166.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for futures contracts.
(f)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	115	11,064,725	424,212

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$303,650,482	$—	$303,650,482
Australia	311,299	42,398,915	—	42,710,214
Canada	52,155,502	—	—	52,155,502
Denmark	657,279	7,019,445	—	7,676,724
Finland	657,255	10,025,039	—	10,682,294
France	372,409	99,091,206	—	99,463,615
Germany	205,723	75,069,913	—	75,275,636
Hong Kong	194,907	7,617,792	—	7,812,699
Ireland	1,617,621	3,851,477	—	5,469,098
Luxembourg	483,474	4,870,249	—	5,353,723
Singapore	652,809	5,201,453	—	5,854,262
Sweden	507,045	18,876,604	—	19,383,649
Switzerland	4,062,572	44,033,351	—	48,095,923
United Kingdom	2,675,882	140,367,635	—	143,043,517
Preferred Stock[1]	—	3,600,146	—	3,600,146
United Kingdom	—	—	12,473	12,473
Rights[1]	—	—	233,309	233,309
Warrants[1]	203,445	—	—	203,445
Other Investment Company[1]	6,832	—	—	6,832
Short-Term Investments[1]	—	12,115,904	—	12,115,904

Total	$64,764,054	$777,789,611	$245,782	$842,799,447

Other Financial Instruments
Collateral Invested for Securities on Loan	$25,081,669	$—	$—	$25,081,669
Futures Contracts[2]	424,212	—	—	424,212

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Preferred Stock
United Kingdom	$5,981	$66	$128	$12,395	($6,097)	$—	$—	$12,473
Rights
Spain	185,237	—	(3,171)	228,127	(176,884)	—	—	233,309

Total	$191,218	$66	($3,043)	$240,522	($182,981)	$—	$—	$245,782

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2014 was ($3,043).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1 and Level 2 for the period ended April 30, 2014. The transfers in the amount of $2,374,414 and $2,645,589 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. There were no transfers in and out of Level 3 during the period.

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $669,699,048) including securities on loan of $23,139,166		$842,799,447
Foreign currency, at value (cost $87)		87
Collateral invested for securities on loan		25,081,669
Receivables:
Dividends		2,730,893
Fund shares sold		1,812,406
Foreign tax reclaims		487,208
Income from securities on loan		142,847
Variation margin on futures contracts		39,100
Interest		9
Prepaid expenses	+	5,123

Total assets		873,098,789

Liabilities

Collateral held for securities on loan		25,081,669
Payables:
Investment adviser and administrator fees		12,819
Shareholder service fees		6,147
Fund shares redeemed		758,165
Accrued expenses	+	187,637

Total liabilities		26,046,437

Net Assets

Total assets		873,098,789
Total liabilities	−	26,046,437

Net assets		$847,052,352

Net Assets by Source
Capital received from investors		788,626,845
Net investment income not yet distributed		11,627,371
Net realized capital losses		(126,748,934)
Net unrealized capital appreciation		173,547,070

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$847,052,352		89,950,304		$9.42

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,190,952)		$16,108,759
Interest		4,081
Securities on loan	+	323,541

Total investment income		16,436,381

Expenses

Investment adviser and administrator fees		995,747
Shareholder service fees		291,057
Index fee		209,951
Custodian fees		83,682
Portfolio accounting fees		42,119
Transfer agent fees		40,717
Professional fees		25,938
Registration fees		15,433
Shareholder reports		15,173
Independent trustees’ fees		4,610
Other expenses	+	13,431

Total expenses		1,737,858
Expense reduction by CSIM and its affiliates	−	469,282

Net expenses	−	1,268,576

Net investment income		15,167,805

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,616,588
Net realized gains on futures contracts		417,484
Net realized gains on foreign currency transactions	+	14,716

Net realized gains		10,048,788
Net change in unrealized appreciation (depreciation) on investments		26,198,880
Net change in unrealized appreciation (depreciation) on futures contracts		144,863
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	6,492

Net change in unrealized appreciation (depreciation)	+	26,350,235

Net realized and unrealized gains		36,399,023

Increase in net assets resulting from operations		$51,566,828

36 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$15,167,805	$17,039,641
Net realized gains (losses)		10,048,788	(9,812,563)
Net change in unrealized appreciation (depreciation)	+	26,350,235	144,914,210

Increase in net assets from operations		51,566,828	152,141,288

Distributions to Shareholders

Distributions from net investment income		($17,955,621)	($15,274,655)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,706,740	$214,217,502	24,782,287	$195,910,846
Shares reinvested		1,447,761	12,841,641	1,575,182	11,404,319
Shares redeemed	+	(6,576,269)	(59,412,755)	(24,923,187)	(198,967,968)

Net transactions in fund shares		18,578,232	$167,646,388	1,434,282	$8,347,197

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		71,372,072	$645,794,757	69,937,790	$500,580,927
Total increase	+	18,578,232	201,257,595	1,434,282	145,213,830

End of period		89,950,304	$847,052,352	71,372,072	$645,794,757

Net investment income not yet distributed			$11,627,371		$14,415,187

See financial notes 37

Schwab Fundamental International Small Company Index Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–		11/1/11–		11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13		10/31/12		10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	11.47		9.13		9.53		9.96	9.00	6.22

Income (loss) from investment operations:
Net investment income (loss)	0.11	[2]	0.22	[2]	0.21	[2]	0.24 [2]	0.16 [2]	0.12 [2]
Net realized and unrealized gains (losses)	0.40		2.42		0.03		(0.40)	1.09	2.92

Total from investment operations	0.51		2.64		0.24		(0.16)	1.25	3.04
Less distributions:
Distributions from net investment income	(0.31)		(0.30)		(0.25)		(0.27)	(0.29)	(0.26)
Distributions from net realized gains	—		—		(0.39)		—	—	—

Total distributions	(0.31)		(0.30)		(0.64)		(0.27)	(0.29)	(0.26)

Net asset value at end of period	11.67		11.47		9.13		9.53	9.96	9.00

Total return (%)	4.59	[3]	29.75		3.13		(1.76)	14.32	51.19

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[4]	0.47	[5,6]	0.46	[7,8]	0.54	0.55	0.55
Gross operating expenses	0.82	[4]	0.93		0.92	[8]	0.99	1.07	3.82
Net investment income (loss)	2.02	[4]	2.21		2.42		2.29	1.77	1.59
Portfolio turnover rate	18	[3]	29		89	[9]	63	63	81
Net assets, end of period ($ x 1,000,000)	188		150		90		93	74	47

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
6 The ratio of net operating expenses would have been 0.52%, if voluntary waiver by CSIM had not been included.
7 The ratio of net operating expenses would have been 0.51%, if voluntary waiver by CSIM had not been included.
8 The net operating and gross operating expense ratios would have been 0.50% and 0.97%, respectively, if vendor payments had not been included.
9 Portfolio turnover would have been 0.48%, if rebalancing trades had not been included due to a change in the fund’s index.

38 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.0%		Common Stock	150,662,376	182,654,382
0.5%		Preferred Stock	597,623	947,632
0.0%		Rights	27,110	53,682
1.8%		Other Investment Company	3,251,972	3,381,300
0.7%		Short-Term Investments	1,236,416	1,236,416

100.0%		Total Investments	155,775,497	188,273,412
2.6%		Collateral Invested for Securities on Loan	4,909,704	4,909,704
(2	.6)%	Other Assets and Liabilities, Net		(4,969,219)

100.0%		Net Assets		188,213,897

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.0% of net assets

Australia 5.4%
Aurizon Holdings Ltd.	68,185	0.2	329,212
Computershare Ltd.	28,004	0.1	322,794
David Jones Ltd.	103,629	0.2	379,629
Dexus Property Group	319,112	0.2	337,597
Other Securities		4.7	8,796,185

		5.4	10,165,417

Austria 0.7%
Other Securities		0.7	1,280,692

Belgium 1.3%
Mobistar S.A.	15,868	0.2	309,662
Other Securities		1.1	2,068,184

		1.3	2,377,846

Canada 8.7%
Atco Ltd., Class I	6,657	0.2	325,000
Methanex Corp.	5,593	0.2	346,434
Pembina Pipeline Corp.	8,755	0.2	344,033
Precision Drilling Corp.	28,849	0.2	375,073
Sherritt International Corp.	80,032	0.2	338,806
Vermilion Energy, Inc.	4,851	0.1	322,780
Other Securities		7.6	14,411,884

		8.7	16,464,010

Denmark 1.4%
Other Securities		1.4	2,753,355

Finland 1.8%
Rautaruukki Oyj *	35,341	0.2	440,283
Other Securities		1.6	3,002,702

		1.8	3,442,985

France 4.9%
Eramet	2,461	0.1	321,010
Faurecia *	7,952	0.2	357,940
ICADE (a)	3,255	0.2	332,102
Neopost S.A.	4,020	0.2	330,094
Teleperformance	5,738	0.2	329,088
Other Securities		4.0	7,486,257

		4.9	9,156,491

Germany 3.3%
Rhoen-Klinikum AG	10,054	0.2	324,510
Symrise AG	6,140	0.2	310,172
Other Securities		2.9	5,538,680

		3.3	6,173,362

Greece 0.0%
Other Securities		0.0	—

Hong Kong 2.8%
Hongkong Land Holdings Ltd.	44,000	0.2	308,375
Other Securities		2.6	4,897,481

		2.8	5,205,856

Ireland 0.7%
Other Securities		0.7	1,297,256

Israel 1.2%
Other Securities		1.2	2,347,469

Italy 2.9%
Luxottica Group S.p.A.	5,595	0.2	320,910
Other Securities		2.7	5,077,983

		2.9	5,398,893

Japan 35.0%
Alps Electric Co., Ltd.	29,600	0.2	334,701
Chugai Pharmaceutical Co., Ltd.	13,800	0.2	348,296
COMSYS Holdings Corp.	19,200	0.2	314,766
Kamigumi Co., Ltd.	35,000	0.2	333,631
Minebea Co., Ltd.	40,000	0.2	324,159
NGK Insulators Ltd.	18,000	0.2	340,397
Nissin Foods Holdings Co., Ltd.	7,100	0.2	339,854
Nitori Holdings Co., Ltd.	6,800	0.1	311,907

See financial notes 39

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		33.5	63,174,760

		35.0	65,822,471

Luxembourg 0.6%
Other Securities		0.6	1,114,766

Netherlands 2.1%
Koninklijke Boskalis Westminster N.V.	6,483	0.2	367,435
USG People N.V.	23,817	0.2	412,069
Other Securities		1.7	3,182,043

		2.1	3,961,547

New Zealand 0.6%
Other Securities		0.6	1,138,662

Norway 1.2%
REC Silicon A.S.A. *	561,522	0.1	314,084
Other Securities		1.1	2,011,948

		1.2	2,326,032

Portugal 0.4%
Other Securities		0.4	708,855

Republic of Korea 0.0%
Other Securities		0.0	—

Singapore 1.8%
Other Securities		1.8	3,320,624

Spain 2.1%
Abengoa S.A., B Shares	81,769	0.2	364,056
Acerinox S.A. (a)	19,613	0.2	342,966
Gamesa Corp. Tecnologica S.A. *	38,595	0.2	383,627
Mapfre S.A.	75,114	0.1	316,793
Other Securities		1.4	2,632,234

		2.1	4,039,676

Sweden 2.3%
Ratos AB, B Shares	30,650	0.1	312,678
Other Securities		2.2	4,081,256

		2.3	4,393,934

Switzerland 3.1%
Actelion Ltd. - Reg’d *	3,343	0.2	329,130
Georg Fischer AG - Reg’d *	447	0.2	354,607
Other Securities		2.7	5,135,194

		3.1	5,818,931

United Kingdom 12.7%
Ashtead Group plc	21,325	0.2	315,955
Berendsen plc	17,683	0.1	309,027
Catlin Group Ltd.	34,870	0.1	311,432
DS Smith plc	59,130	0.2	315,107
Hammerson plc	33,820	0.2	326,400
Investec plc	36,798	0.2	324,697
London Stock Exchange Group plc	11,060	0.2	338,950
Provident Financial plc	9,281	0.2	312,047
Other Securities		11.3	21,391,637

		12.7	23,945,252

Total Common Stock
(Cost $150,662,376)			182,654,382

Preferred Stock 0.5% of net assets

Germany 0.4%
Porsche Automobil Holding SE	2,929	0.2	323,933
Other Securities		0.2	348,367

		0.4	672,300

Italy 0.1%
Other Securities		0.1	275,332

Total Preferred Stock
(Cost $597,623)			947,632

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	53,682

Total Rights
(Cost $27,110)			53,682

Other Investment Company 1.8% of net assets

United States 1.8%
iShares MSCI EAFE Small Cap ETF	65,000	1.8	3,381,300

Total Other Investment Company
(Cost $3,251,972)			3,381,300

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.7% of net assets

Time Deposits 0.5%
Bank of Tokyo Mitsubishi	807,514	0.4	807,514
Other Securities		0.1	128,922

		0.5	936,436

U.S. Treasury Obligation 0.2%
Other Securities		0.2	299,980

Total Short-Term Investments
(Cost $1,236,416)			1,236,416

End of Investments.

40 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 2.6% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	4,909,704	2.6	4,909,704

Total Collateral Invested for Securities on Loan
(Cost $4,909,704)			4,909,704

End of Collateral Invested for Securities on Loan.

At 04/30/14, the tax basis cost of the fund’s investments was $156,506,437 and the unrealized appreciation and depreciation were $36,954,228 and ($5,187,253), respectively, with a net unrealized appreciation of $31,766,975.

At 04/30/14, the values of certain foreign securities held by the fund aggregating $156,443,487 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See Financial Note 2(a) for additional information)

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,646,231.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $2,426 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	1	96,215	4,425

See financial notes 41

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$4,029,479	$—	$4,029,479
Australia	348,169	9,565,060	252,188	10,165,417
Austria	352,866	927,826	—	1,280,692
Belgium	567,460	1,810,386	—	2,377,846
Canada	16,464,010	—	—	16,464,010
Denmark	137,529	2,615,826	—	2,753,355
Finland	401,120	3,041,865	—	3,442,985
France	805,013	8,351,478	—	9,156,491
Germany	450,832	5,722,530	—	6,173,362
Greece	—	—	—	—
Hong Kong	516,969	4,688,887	—	5,205,856
Ireland	674,735	622,521	—	1,297,256
Israel	286,156	2,061,313	—	2,347,469
Italy	531,307	4,867,586	—	5,398,893
Japan	199,185	65,623,286	—	65,822,471
Luxembourg	273,330	841,436	—	1,114,766
Netherlands	704,025	3,257,522	—	3,961,547
New Zealand	58,361	1,080,301	—	1,138,662
Norway	556,148	1,769,884	—	2,326,032
Republic of Korea	—	—	—	—
Spain	135,352	3,904,324	—	4,039,676
Sweden	227,167	4,166,767	—	4,393,934
Switzerland	359,994	5,458,937	—	5,818,931
United Kingdom	2,856,611	21,088,641	—	23,945,252
Preferred Stock[1]	—	947,632	—	947,632
Rights
Australia	51,256	—	2,426	53,682
Other Investment Company[1]	3,381,300	—	—	3,381,300
Short-Term Investments[1]	—	1,236,416	—	1,236,416

Total	$30,338,895	$157,679,903	$254,614	$188,273,412

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,909,704	$—	$—	$4,909,704
Futures Contracts[2]	4,425	—	—	4,425

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

42 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Australia	$—	$—	$3,436	$60,442	$—	$188,310	$—	$252,188
Sweden	—	—	12,129	—	(12,129)	—	—	—
Rights
Australia	—	—	2,426	—	—	—	—	2,426

Total	$—	$—	$17,991	$60,442	($12,129)	$188,310	$—	$254,614

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2014 was $4,123.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014. The transfers in the amount of $5,084,129 and $3,549,511 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

See financial notes 43

 Schwab Fundamental International Small Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $155,775,497) including securities on loan of $4,646,231		$188,273,412
Foreign currency, at value (cost $34)		35
Collateral invested for securities on loan		4,909,704
Receivables:
Investments sold		2,969,174
Dividends		785,679
Fund shares sold		328,175
Foreign tax reclaims		35,255
Income from securities on loan		22,066
Variation margin on futures contracts		340
Prepaid expenses	+	913

Total assets		197,324,753

Liabilities

Collateral held for securities on loan		4,909,704
Payables:
Investments bought		4,052,332
Investment adviser and administrator fees		2,357
Fund shares redeemed		28,729
Accrued expenses	+	117,734

Total liabilities		9,110,856

Net Assets

Total assets		197,324,753
Total liabilities	−	9,110,856

Net assets		$188,213,897

Net Assets by Source
Capital received from investors		158,822,677
Distributions in excess of net investment income		(625,486)
Net realized capital losses		(2,484,182)
Net unrealized capital appreciation		32,500,888

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$188,213,897		16,128,895		$11.67

44 See financial notes

 Schwab Fundamental International Small Company Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $250,452)		$1,914,055
Interest		346
Securities on loan	+	80,001

Total investment income		1,994,402

Expenses

Investment adviser and administrator fees		318,284
Shareholder service fees		57,634
Custodian fees		90,376
Index fee		65,006
Portfolio accounting fees		28,220
Professional fees		24,049
Transfer agent fees		19,753
Shareholder reports		16,179
Registration fees		13,899
Independent trustees’ fees		3,339
Interest expense		236
Other expenses	+	13,059

Total expenses		650,034
Expense reduction by CSIM and its affiliates	−	259,901

Net expenses	−	390,133

Net investment income		1,604,269

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,944,025
Net realized gains on futures contracts		59,865
Net realized losses on foreign currency transactions	+	(5,398)

Net realized gains		1,998,492
Net change in unrealized appreciation (depreciation) on investments		3,910,603
Net change in unrealized appreciation (depreciation) on futures contracts		(17)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(4,180)

Net change in unrealized appreciation (depreciation)	+	3,906,406

Net realized and unrealized gains		5,904,898

Increase in net assets resulting from operations		$7,509,167

See financial notes 45

 Schwab Fundamental International Small Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$1,604,269	$2,524,591
Net realized gains		1,998,492	1,480,423
Net change in unrealized appreciation (depreciation)	+	3,906,406	25,933,638

Increase in net assets from operations		7,509,167	29,938,652

Distributions to Shareholders

Distributions from net investment income		($4,201,706)	($3,109,770)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,252,041	$48,619,714	5,053,700	$51,573,590
Shares reinvested		238,640	2,675,147	227,023	2,068,185
Shares redeemed	+	(1,400,247)	(15,963,623)	(2,140,208)	(21,234,821)

Net transactions in fund shares		3,090,434	$35,331,238	3,140,515	$32,406,954

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,038,461	$149,575,198	9,897,946	$90,339,362
Total increase	+	3,090,434	38,638,699	3,140,515	59,235,836

End of period		16,128,895	$188,213,897	13,038,461	$149,575,198

Distributions in excess of net investment income/Net investment income not yet distributed			($625,486)		$1,971,951

46 See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09[1]

Per-Share Data ($)

Net asset value at beginning of period	9.24	8.86	9.17	10.81	8.91	5.74

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.19	0.25	0.24	0.17	0.05
Net realized and unrealized gains (losses)	(0.47)	0.43	(0.17)	(1.37)	1.81	3.27

Total from investment operations	(0.42)	0.62	0.08	(1.13)	1.98	3.32
Less distributions:
Distributions from net investment income	(0.18)	(0.24)	(0.22)	(0.15)	(0.08)	(0.15)
Distributions from net realized gains	—	—	(0.17)	(0.36)	—	—

Total distributions	(0.18)	(0.24)	(0.39)	(0.51)	(0.08)	(0.15)

Net asset value at end of period	8.64	9.24	8.86	9.17	10.81	8.91

Total return (%)	(4.58)[2]	7.11	1.18	(10.99)	22.36	59.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49 [3]	0.51 [4,5]	0.56 [6]	0.61 [7]	0.61 [7]	0.61 [7]
Gross operating expenses	0.84 [3]	0.88	0.91	0.91	0.98	1.70
Net investment income (loss)	1.34 [3]	2.22	2.75	2.51	2.31	1.56
Portfolio turnover rate	8 [2]	22	86 [8]	56	91	103
Net assets, end of period ($ x 1,000,000)	345	353	314	310	294	119

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Not annualized.
3 Annualized.
4 Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
5 The ratio of net operating expenses would have been 0.56%, if voluntary waiver by CSIM had not been included.
6 The ratio of net operating expenses would have been 0.60%, if voluntary waiver by CSIM had not been included.
7 The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
8 Portfolio turnover would have been 0.51%, if rebalancing trades had not been included due to a change in the fund’s index.

See financial notes 47

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

88.9%	Common Stock	306,310,774	307,333,784
10.1%	Preferred Stock	43,133,333	34,812,965
0.0%	Rights	—	16
0.0%	Other Investment Company	3,762	4,133
0.7%	Short-Term Investments	2,427,242	2,427,242

99.7%	Total Investments	351,875,111	344,578,140
0.3%	Other Assets and Liabilities, Net		881,078

100.0%	Net Assets		345,459,218

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 88.9% of net assets

Brazil 5.8%
Petroleo Brasileiro S.A. - Petrobras	715,900	1.4	5,018,283
Vale S.A.	274,500	1.0	3,619,374
Other Securities		3.4	11,606,220

		5.8	20,243,877

Chile 0.8%
Other Securities		0.8	2,848,746

China 12.6%
Bank of China Ltd., Class H	8,733,234	1.1	3,847,847
China Construction Bank Corp., Class H	8,475,000	1.7	5,867,861
China Mobile Ltd.	619,600	1.7	5,897,646
China Petroleum & Chemical Corp., Class H	5,588,400	1.4	4,961,136
CNOOC Ltd.	1,633,000	0.8	2,699,101
Industrial & Commercial Bank of China Ltd., Class H	6,886,172	1.2	4,114,609
PetroChina Co., Ltd., Class H	3,227,000	1.1	3,723,231
Other Securities		3.6	12,423,123

		12.6	43,534,554

Colombia 0.3%
Other Securities		0.3	932,727

Czech Republic 0.5%
Other Securities		0.5	1,630,794

Egypt 0.2%
Other Securities		0.2	790,410

Greece 1.6%
Other Securities		1.6	5,640,377

Hungary 0.6%
Other Securities		0.6	2,008,735

India 3.8%
Reliance Industries Ltd.	212,500	1.0	3,303,125
Other Securities		2.8	9,710,919

		3.8	13,014,044

Indonesia 0.8%
Other Securities		0.8	2,712,510

Malaysia 1.6%
Other Securities		1.6	5,710,545

Mexico 3.5%
America Movil S.A.B. de C.V., Series L	3,276,800	1.0	3,296,149
Cemex S.A.B. de C.V., Series CPO *	1,752,965	0.6	2,241,662
Other Securities		1.9	6,522,661

		3.5	12,060,472

Philippines 0.2%
Other Securities		0.2	620,561

Poland 2.3%
Polski Koncern Naftowy Orlen S.A.	116,600	0.5	1,745,955
Other Securities		1.8	6,337,494

		2.3	8,083,449

Republic of Korea 18.9%
Hyundai Mobis	5,800	0.5	1,656,964
Hyundai Motor Co.	17,500	1.1	3,901,913
Korea Electric Power Corp.	56,600	0.6	2,164,088
LG Corp.	52,100	0.8	2,905,182
LG Display Co., Ltd. *	63,000	0.5	1,677,923
LG Electronics, Inc.	41,400	0.8	2,757,487
POSCO	15,500	1.3	4,579,138
Samsung Electronics Co., Ltd.	9,996	3.8	13,034,387
Shinhan Financial Group Co., Ltd.	45,800	0.6	1,999,096
SK C&C Co., Ltd.	12,300	0.5	1,688,385
SK Holdings Co., Ltd.	12,600	0.6	2,234,990
SK Innovation Co., Ltd.	16,556	0.6	1,896,645
Other Securities		7.2	24,928,972

		18.9	65,425,170

48 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Russia 12.7%
Gazprom ADR	1,575,900	3.3	11,388,928
LUKOIL ADR	223,800	3.4	11,847,843
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	145,700	0.8	2,634,135
Sberbank of Russia ADR	226,003	0.5	1,903,865
Surgutneftegas ADR	687,500	1.4	4,875,239
Tatneft ADR	47,100	0.5	1,620,076
Other Securities		2.8	9,599,467

		12.7	43,869,553

South Africa 7.7%
MTN Group Ltd.	198,475	1.2	3,981,767
Sasol Ltd.	84,500	1.4	4,735,744
Standard Bank Group Ltd.	138,100	0.5	1,814,489
Other Securities		4.6	15,982,542

		7.7	26,514,542

Taiwan 12.5%
Asustek Computer, Inc.	204,041	0.6	2,109,586
AU Optronics Corp. *	4,429,800	0.5	1,684,061
Chunghwa Telecom Co., Ltd.	527,906	0.5	1,650,789
Formosa Chemicals & Fibre Corp.	750,442	0.5	1,817,250
Formosa Plastics Corp.	642,732	0.5	1,658,494
Hon Hai Precision Industry Co., Ltd.	1,680,800	1.4	4,827,192
HTC Corp.	315,473	0.5	1,622,366
Taiwan Semiconductor Manufacturing Co., Ltd.	1,492,689	1.7	5,865,305
Other Securities		6.3	21,992,794

		12.5	43,227,837

Thailand 1.1%
PTT PCL	176,987	0.5	1,706,426
Other Securities		0.6	2,015,617

		1.1	3,722,043

Turkey 1.4%
Other Securities		1.4	4,742,838

Total Common Stock
(Cost $306,310,774)			307,333,784

Preferred Stock 10.1% of net assets

Brazil 8.2%
Banco Bradesco S.A.	173,000	0.7	2,575,118
Itau Unibanco Holding S.A.	296,200	1.4	4,888,512
Petroleo Brasileiro S.A.	1,066,900	2.3	7,928,482
Vale S.A.	378,600	1.3	4,485,979
Other Securities		2.5	8,548,690

		8.2	28,426,781

Colombia 0.1%
Other Securities		0.1	346,771

Republic of Korea 0.8%
Samsung Electronics Co., Ltd.	1,620	0.5	1,629,038
Other Securities		0.3	1,154,488

		0.8	2,783,526

Russia 1.0%
AK Transneft OAO *	1,471	1.0	3,255,887

Total Preferred Stock
(Cost $43,133,333)			34,812,965

Rights 0.0% of net assets

Brazil 0.0%
Other Securities		0.0	16

Total Rights
(Cost $—)			16

Other Investment Company 0.0% of net assets

United States 0.0%
Other Securities		0.0	4,133

Total Other Investment Company
(Cost $3,762)			4,133

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.6%
DNB
0.03%, 05/01/14	2,242,251	0.6	2,242,251

U.S. Treasury Obligation 0.1%
Other Securities		0.1	184,991

Total Short-Term Investments
(Cost $2,427,242)			2,427,242

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $357,462,537 and the unrealized appreciation and depreciation were $34,629,856 and ($47,514,253), respectively, with a net unrealized depreciation of ($12,884,397).

See financial notes 49

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/14, the values of certain foreign securities held by the fund aggregating $260,440,952 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $738,500 or 0.2% of net assets.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered

In additional to the above the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI Emerging Markets, mini, Long, expires 06/20/14	55	2,734,875	17,673

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$148,516,953	$—	$148,516,953
Brazil	20,243,877	—	—	20,243,877
Chile	2,848,746	—	—	2,848,746
Colombia	932,727	—	—	932,727
Czech Republic	508,263	1,122,531	—	1,630,794
Mexico	12,060,472	—	—	12,060,472
Poland	1,133,843	6,949,606	—	8,083,449
Republic of Korea	969,593	63,717,093	738,484	65,425,170
Russia	6,518,310	37,351,243	—	43,869,553
Thailand	3,722,043	—	—	3,722,043
Preferred Stock[1]	—	2,783,526	—	2,783,526
Brazil	28,426,781	—	—	28,426,781
Colombia	346,771	—	—	346,771
Russia	3,255,887	—	—	3,255,887
Rights[1]	16	—	—	16
Other Investment Company[1]	4,133	—	—	4,133
Short-Term Investments[1]	—	2,427,242	—	2,427,242

Total	$80,971,462	$262,868,194	$738,484	$344,578,140

Other Financial Instruments
Futures Contracts[2]	$17,673	$—	$—	$17,673

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

50 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Republic of Korea	$—	($1,190)	($37,520)	$24,877	($24,152)	$776,469	$—	$738,484

Total	$—	($1,190)	($37,520)	$24,877	($24,152)	$776,469	$—	$738,484

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2014 was ($37,520).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014. The transfers in the amount of $1,967,730 and $40,771,056 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

See financial notes 51

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $351,875,111)		$344,578,140
Foreign currency, at value (cost $527,744)		527,239
Receivables:
Investments sold		402,705
Fund shares sold		336,068
Dividends		223,252
Interest		2
Foreign tax reclaims		1
Prepaid expenses	+	2,753

Total assets		346,070,160

Liabilities

Payables:
Investment adviser and administrator fees		3,030
Shareholder service fees		3,438
Fund shares redeemed		381,437
Foreign capital gains tax		69,772
Variation margin on futures contracts		7,425
Accrued expenses and other liabilities	+	145,840

Total liabilities		610,942

Net Assets

Total assets		346,070,160
Total liabilities	−	610,942

Net assets		$345,459,218

Net Assets by Source
Capital received from investors		368,465,248
Net investment income not yet distributed		988,618
Net realized capital losses		(16,644,269)
Net unrealized capital depreciation		(7,350,379)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$345,459,218		39,970,094		$8.64

52 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $513,883)		$3,168,940
Interest		1,073
Securities on loan	+	1,987

Total investment income		3,172,000

Expenses

Investment adviser and administrator fees		867,916
Shareholder service fees		129,401
Index fee		160,089
Custodian fees		160,041
Portfolio accounting fees		36,146
Professional fees		29,554
Transfer agent fees		29,218
Shareholder reports		18,784
Registration fees		18,673
Independent trustees’ fees		3,861
Interest expense		943
Other expenses	+	6,597

Total expenses		1,461,223
Expense reduction by CSIM and its affiliates	−	609,722

Net expenses	−	851,501

Net investment income		2,320,499

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,017,762)
Net realized losses on futures contracts		(767,364)
Net realized gains on foreign currency transactions	+	451

Net realized losses		(1,784,675)
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gain tax of ($21,894))		(17,336,124)
Net change in unrealized appreciation (depreciation) on futures contracts		(123,903)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	661

Net change in unrealized appreciation (depreciation)	+	(17,459,366)

Net realized and unrealized losses		(19,244,041)

Decrease in net assets resulting from operations		($16,923,542)

See financial notes 53

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$2,320,499	$7,185,968
Net realized gains (losses)		(1,784,675)	69,488
Net change in unrealized appreciation (depreciation)	+	(17,459,366)	14,710,964

Increase (Decrease) in net assets from operations		(16,923,542)	21,966,420

Distributions to Shareholders

Distributions from net investment income		($7,207,709)	($8,681,589)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,106,111	$86,731,737	14,934,368	$131,472,133
Shares reinvested		517,807	4,510,103	618,303	5,583,275
Shares redeemed	+	(8,877,190)	(74,646,030)	(12,809,415)	(111,551,317)

Net transactions in fund shares		1,746,728	$16,595,810	2,743,256	$25,504,091

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,223,366	$352,994,659	35,480,110	$314,205,737
Total increase or decrease	+	1,746,728	(7,535,441)	2,743,256	38,788,922

End of period		39,970,094	$345,459,218	38,223,366	$352,994,659

Net investment income not yet distributed			$988,618		$5,875,828

54 See financial notes

 Schwab Fundamental Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Large-Cap Growth Fund
Schwab Fundamental US Large Company Index Fund	Schwab Small-Cap Equity Fund
Schwab Fundamental US Small Company Index Fund	Schwab Hedged Equity Fund
Schwab Fundamental International Large Company Index Fund	Schwab Financial Services Fund
Schwab Fundamental International Small Company Index Fund	Schwab Health Care Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab International Core Equity Fund
Schwab S&P 500 Index Fund	Schwab Target 2010 Fund
Schwab Small-Cap Index Fund	Schwab Target 2015 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2020 Fund
Schwab International Index Fund	Schwab Target 2025 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2030 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2045 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2050 Fund
Laudus International MarketMasters Fund	Schwab Target 2055 Fund
Schwab Balanced Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Dividend Equity Fund	Schwab Monthly Income Fund - Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 55

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments

56

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral as of April 30, 2014 for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, and Schwab Fundamental International Small Company Index Fund are disclosed in each fund’s complete Portfolio Holdings and Statement of Assets and Liabilities.

 57

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The values of the securities on loan and the related cash collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities for each fund. The following table presents the non-cash collateral as of April 30, 2014:

Non-Cash
Collateral Received

Schwab Fundamental US Large Company Index Fund	$2,233,796
Schwab Fundamental US Small Company Index Fund	2,576,138

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

58

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the index.

 59

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its index.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.

Large-Cap Risk. Although certain indices encompass stocks from many different sectors of the economy, their performance may primarily reflect that of large company stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or small company stocks, for instance — a fund’s performance also will lag those investments.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — a fund’s performance also will lag those investments.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are depositary receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading markets; and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

ETFs Risk. A fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of

60

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

					Schwab
			Schwab	Schwab	Fundamental
	Schwab	Schwab	Fundamental	Fundamental	Emerging
	Fundamental	Fundamental	International	International	Markets
	US Large	US Small	Large	Small	Large
	Company	Company	Company	Company	Company
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with

 61

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab
		Schwab	Schwab	Fundamental
Schwab	Schwab	Fundamental	Fundamental	Emerging
Fundamental	Fundamental	International	International	Markets
US Large	US Small	Large	Small	Large
Company	Company	Company	Company	Company
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.35%	0.35%	0.35%	0.49%	0.49%

CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Fund	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Fundamental US Large Company Index Fund	138,015	10,300	(29,500)	118,815	$3,154,538	$280,468	$15,632

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures

62

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

7. Derivatives (continued):

contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab Fundamental US Large Company Index Fund	$72,514,838	791
Schwab Fundamental US Small Company Index Fund	24,914,342	217
Schwab Fundamental International Large Company Index Fund	17,277,038	183
Schwab Fundamental International Small Company Index Fund	125,865	1
Schwab Fundamental Emerging Markets Large Company Index Fund	5,091,583	103

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Fundamental US Large Company Index Fund	$515,405,130	$325,841,847
Schwab Fundamental US Small Company Index Fund	293,398,664	71,461,113
Schwab Fundamental International Large Company Index Fund	186,225,443	25,262,256
Schwab Fundamental International Small Company Index Fund	61,598,940	28,968,452
Schwab Fundamental Emerging Markets Large Company Index Fund	38,874,660	25,940,679

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/13-4/30/14)	(11/1/12-10/31/13)

Schwab Fundamental US Large Company Index Fund	$39,620	$30,032
Schwab Fundamental US Small Company Index Fund	4,766	7,961
Schwab Fundamental International Large Company Index Fund	6,228	6,437
Schwab Fundamental International Small Company Index Fund	1,854	3,107
Schwab Fundamental Emerging Markets Large Company Index Fund	4,168	4,863

 63

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

			Schwab	Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	International	International	Emerging
	US Large	US Small	Large	Small	Markets Large
	Company	Company	Company	Company	Company
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2016	$—	$—	$6,761,375	$—	$—
October 31, 2017	12,619,654	—	58,777,944	—	—
October 31, 2018	—	—	20,948,477	—	—
No expiration*	—	—	31,890,310	3,782,968	10,246,643

Total	$12,619,654	$—	$118,378,106 **	$3,782,968	$10,246,643 **

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“RIC”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.
**	For the year ended October 31, 2013, the Schwab Fundamental International Large Company Index Fund and the Schwab Fundamental Emerging Markets Large Company Index Fund utilized post-RIC Modernization short-term capital losses of $1,295,562 and $827,213 respectively.

For the year ended October 31, 2013, the funds had capital losses utilized as follows:

			Schwab	Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	International	International	Emerging
	US Large	US Small	Large	Small	Markets Large
	Company	Company	Company	Company	Company
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$51,247,926	$—	$—	$1,027,038	$605,972

As of October 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the funds did not incur any interest or penalties.

11. Other:

As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense- related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact the investments of the Schwab Fundamental Emerging Markets Large Company Index Fund in Russian securities.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

64

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 65

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

66

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 67

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE RAFI Developed ex US 1000 Index An index that is designed to track the performance of the largest listed companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI Developed ex US Mid Small 1500 Index An index that is designed to track the performance of small and mid capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI US 1000 Index An index that is designed to track the performance of the largest listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI US Mid Small 1500 Index An index that is designed to track the performance of small and medium-sized listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

Fundamental Developed ex-U.S. Large Company Spliced Index An internally calculated index, comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-U.S. Large Company Index (Net) from October 19, 2012 forward.

Fundamental Developed ex-U.S. Small Company Spliced Index An internally calculated index, comprised of the FTSE RAFI Developed ex-US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-US Small Company Index (Net) from October 19, 2012 forward.

Fundamental Emerging Markets Large Company Spliced Index An internally calculated index, comprised of the FTSE RAFI Emerging Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Emerging Markets Large Company Index (Net) from October 19, 2012 forward.

Fundamental U.S. Large Company Spliced Index An internally calculated index, comprised of the FTSE RAFI US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Large Company Index from October 19, 2012 forward.

Fundamental U.S. Small Company Spliced Index An internally calculated index, comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Small Company Index from October 19, 2012 forward.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

68

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell Fundamental Developed ex-U.S. Large Company Index An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Russell Fundamental Developed ex-U.S. Small Company Index An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Russell Fundamental Emerging Markets Large Company Index An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.

Russell Fundamental U.S. Large Company Index An index that ranks companies in the Russell 3000 Index by fundamental measures of size, and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell Fundamental U.S. Small Company Index An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 69

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

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Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR37675-07
00118061

Semiannual report dated April 30, 2014, enclosed.

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

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Semiannual Report April 30, 2014

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

Laudus Small-Cap MarketMasters Fundtm

Laudus International MarketMasters Fundtm

This page is intentionally left blank.

Two distinct Funds, each combining the expertise of leading
investment managers with CSIM’s overall supervision.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	0.58%
Select Shares® (Ticker Symbol: SWMSX)	0.63%
Russell 2000® Index	3.08%
Fund Category: Morningstar Small Growth	0.76%

Performance Details	pages 6-7

Laudus International MarketMasters Fundtm

Investor Shares[1] (Ticker Symbol: SWOIX)	3.67%
Select Shares®[1] (Ticker Symbol: SWMIX)	3.75%
MSCI EAFE® Index (Net)*	4.44%
Fund Category: Morningstar Foreign Large Growth	2.66%

Performance Details	pages 8-9

Minimum Initial Investment[2]

Investor Shares	$100
Select Shares®	$50,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Small-company stocks are subject to greater volatility than other asset categories.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

*	Effective February 28, 2014, the fund changed its comparative index, for purposes of performance calculation, from MSCI EAFE Index (Gross) to MSCI EAFE Index (Net). The Net version of the index more accurately reflects how dividends paid to the fund on its foreign securities are treated for tax purposes, and provides a better basis for comparing the fund’s performance. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Laudus MarketMasters Funds. Each fund combines complementary strategies from leading investment managers into a single product, providing diversification across multiple investment styles.

For the six-month reporting period ended April 30, 2014, the Laudus International MarketMasters Fund underperformed its comparative index primarily because of manager selection in growth and emerging market stock strategies, which were relative underperformers. The Laudus Small-Cap MarketMasters Fund underperformed its comparative index primarily due to manager selection in small-cap growth stock strategies.

In the U.S., some signs of economic improvement led the Federal Reserve to begin “tapering” its stimulative economic policies. In spite of this policy shift, and harsh winter weather that temporarily slowed economic growth, many major stock market indices reached record highs during April, supported by the Fed’s reassurances that low interest rates remained necessary for now. Overseas, some signs of improvement in the euro zone’s economy and efforts by the European Central Bank to keep interest rates low helped stocks in developed markets generate positive returns. However, political unrest between Russia and the Ukraine drove up market volatility, increased risk,1 and reduced returns toward the end of the period.

 Asset Class Performance Comparison % returns during the six months ended 4/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.36%	S&P 500® Index: measures U.S. large-cap stocks

3.08%	Russell 2000® Index: measures U.S. small-cap stocks

4.44%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds 3

From the President continued

For the six-month reporting period ended April 30, 2014, the Laudus International MarketMasters Fund underperformed its comparative index primarily because of manager selection in growth and emerging market stock strategies, which were relative underperformers. The Laudus Small-Cap MarketMasters Fund underperformed its comparative index primarily due to manager selection in small-cap growth stock strategies.

Amid this backdrop, large-cap stocks generally outperformed small-cap stocks, while U.S. stocks generally outperformed stocks in developed international markets with similar market capitalizations. Value stocks outperformed growth stocks, particularly late in the period, as market volatility rose and investors favored companies less tied to strong economic growth. Reflecting this environment, the MSCI EAFE Index returned 4.4%2 for the six-month reporting period, and the Russell 2000 Index returned 3.1%.

For more information about the performance, holdings, and portfolio characteristics of the Laudus MarketMasters Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.laudus.com, or by contacting us at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary.

1 To find out more information, please read “Investments in Russian Securities” in the “What’s New” section on www.laudus.com.

2 The total return cited is for the MSCI EAFE Index (Net), which is calculated net of foreign withholding taxes.

4 Laudus MarketMasters Funds

Fund Management

Omar Aguilar, Senior Vice President and Chief Investment Officer of Equities of the investment adviser, manages the funds. Prior to joining the firm in April 2011, he was head of the portfolio management group and Vice President of Portfolio Management at a large retirement asset planning and management firm. From 2004 to 2009, he was Senior Vice President, Head of Quantitative Equity and Senior Portfolio Manager at a large banking and asset management firm. He has over 16 years of quantitative investment experience.

Laudus MarketMasters Funds 5

Laudus Small-Cap MarketMasters Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	0.58%	16.10%	15.85%	6.93%	6.31%
Select Shares® (6/9/04)	0.63%	16.25%	16.04%		6.80%
Russell 2000® Index	3.08%	20.50%	19.84%	8.67%	(9/16/97) 7.20%
					(6/9/04) 8.41%
Fund Category: Morningstar Small Growth	0.76%	20.92%	20.02%	8.61%	(9/16/97)7.73%
					(6/9/04) 8.69%

Fund Expense Ratios3: Investor Shares: Net 1.36%; Gross 1.60% / Select Shares: Net 1.21%; Gross 1.54%

 Investment Managers and Allocations4

		% of
Investment Managers	Investment Style	Net Assets

BMO Asset Management Corp.	Small-Cap Growth	35.4%

Wellington Management Company, LLP	Small-Cap Value	33.1%

TAMRO Capital Partners LLC	Small-Cap Blend	15.0%

Mellon Capital Management Corp.	Small-Cap Value	9.3%

Cash and other assets	—	7.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.01% for the Investor Shares and Select Shares. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.

6 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fundtm

Performance and Fund Facts as of 04/30/14 continued

 Statistics

Number of Holdings	1,736
Weighted Average Market Cap ($ x 1,000,000)	$1,982
Price/Earnings Ratio (P/E)	37.7
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	39%

 Sector Weightings % of Investments

Financials	18.3%
Information Technology	15.7%
Health Care	15.4%
Industrials	15.0%
Consumer Discretionary	12.8%
Energy	6.3%
Materials	3.5%
Consumer Staples	3.1%
Utilities	1.5%
Telecommunication Services	1.3%
Other	7.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

iShares Russell Mid-Cap ETF	3.1%
Approach Resources, Inc.	1.6%
Belden, Inc.	1.3%
Bellatrix Exploration Ltd.	1.2%
Acacia Research Corp.	1.1%
inContact, Inc.	1.0%
Helen of Troy Ltd.	1.0%
PICO Holdings, Inc.	0.9%
TRI Pointe Homes, Inc.	0.9%
Newcastle Investment Corp.	0.9%
Total	13.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 7

Laudus International MarketMasters Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (10/16/96)	3.67%	13.13%	18.27%	9.56%
Select Shares® (4/2/04)	3.75%	13.27%	18.44%	9.72%
MSCI EAFE® Index (Net)[3]	4.44%	13.35%	13.58%	6.93%

MSCI EAFE® Index (Gross)[3]	4.67%	13.80%	14.10%	7.41%

Fund Category: Morningstar Foreign Large Growth	2.66%	10.39%	13.97%	6.97%

Fund Expense Ratios4: Investor Shares: Net 1.40%; Gross 1.60% / Select Shares: Net 1.44%; Gross 1.25%

 Investment Managers and Allocations5

		% of
Investment Managers	Investment Style	Net Assets

American Century Investment Management, Inc.	International Small-Cap Growth	24.4%

William Blair & Company, LLC	International Multi-Cap Growth	22.0%

Mondrian Investment Partners Limited	International Small-Cap Value	21.4%

Harris Associates L.P.	International Large-Cap Value	20.5%

Mellon Capital Management Corp.	International Blend	9.1%

Cash and other assets	—	2.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	Effective February 28, 2014, the fund changed its comparative index, for purposes of performance calculation, from MSCI EAFE Index (Gross) to MSCI EAFE Index (Net). The Net version of the index more accurately reflects how dividends paid to the fund on its foreign securities are treated for tax purposes, and provides a better basis for comparing the fund’s performance. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.

8 Laudus MarketMasters Funds

 Laudus International MarketMasters Fundtm

Performance and Fund Facts as of 04/30/14 continued

 Statistics

Number of Holdings	1,183
Weighted Average Market Cap ($ x 1,000,000)	$29,066
Price/Earnings Ratio (P/E)	20.1
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	38%

 Sector Weightings % of Investments

Industrials	22.0%
Financials	19.5%
Consumer Discretionary	18.0%
Information Technology	9.8%
Materials	7.8%
Consumer Staples	6.5%
Health Care	6.1%
Energy	4.1%
Telecommunication Services	1.2%
Utilities	0.9%
Other	4.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Credit Suisse Group AG – Reg’d	1.1%
BNP Paribas S.A.	1.0%
Lloyds Banking Group plc	0.9%
Bayerische Motoren Werke AG	0.9%
Intesa Sanpaolo S.p.A.	0.8%
Allianz SE – Reg’d	0.8%
Norma Group SE	0.8%
Toyota Motor Corp.	0.7%
Croda International plc	0.7%
Diageo plc	0.7%
Total	8.4%

 Country Weightings % of Investments

United Kingdom	18.8%
Japan	11.5%
Germany	10.2%
France	9.7%
Switzerland	7.0%
Canada	4.6%
Australia	4.1%
United States	3.9%
Singapore	3.1%
Sweden	3.0%
Italy	2.6%
Netherlands	2.6%
Hong Kong	2.5%
Other Countries	16.4%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2013 and held through April 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/13	at 4/30/14	11/1/13–4/30/14

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.35%	$1,000.00	$1,005.80	$6.71
Hypothetical 5% Return	1.35%	$1,000.00	$1,018.10	$6.76
Select Shares
Actual Return	1.20%	$1,000.00	$1,006.30	$5.97
Hypothetical 5% Return	1.20%	$1,000.00	$1,018.84	$6.01

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.40%	$1,000.00	$1,036.70	$7.07
Hypothetical 5% Return	1.40%	$1,000.00	$1,017.85	$7.00
Select Shares
Actual Return	1.25%	$1,000.00	$1,037.50	$6.31
Hypothetical 5% Return	1.25%	$1,000.00	$1,018.60	$6.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
Investor Shares	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	17.28		13.14	11.99	11.52	9.40	8.78

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]		(0.02)[1]	(0.10)[1]	(0.09)[1]	(0.08)[1]	(0.05)[1]
Net realized and unrealized gains (losses)	0.11		4.16	1.25	0.56	2.20	0.67

Total from investment operations	0.10		4.14	1.15	0.47	2.12	0.62
Less distributions:
Distributions from net investment income	—		—	—	—	—	(0.00)[2]

Net asset value at end of period	17.38		17.28	13.14	11.99	11.52	9.40

Total return (%)	0.58	[3]	31.51	9.59	4.08	22.55	7.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.35	[4]	1.35	1.42 [5]	1.46	1.46	1.48 [6]
Gross operating expenses	1.58	[4]	1.59	1.59	1.51	1.50	1.50
Net investment income (loss)	(0.11)[4]		(0.16)	(0.79)	(0.70)	(0.72)	(0.64)
Portfolio turnover rate	39	[3]	97	144	95	78	129
Net assets, end of period ($ x 1,000,000)	72		76	65	62	68	64

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
Select Shares	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	17.56		13.33	12.14	11.64	9.49	8.86

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1,2]	(0.00)[1]	(0.08)[1]	(0.07)[1]	(0.06)[1]	(0.04)[1]
Net realized and unrealized gains (losses)	0.11		4.23	1.27	0.57	2.21	0.68

Total from investment operations	0.11		4.23	1.19	0.50	2.15	0.64
Less distributions:
Distributions from net investment income	—		—	—	—	—	(0.01)

Net asset value at end of period	17.67		17.56	13.33	12.14	11.64	9.49

Total return (%)	0.63	[3]	31.73	9.80	4.30	22.66	7.29

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.20	[4]	1.20	1.27 [5]	1.31	1.32 [7]	1.33 [6]
Gross operating expenses	1.52	[4]	1.53	1.51	1.45	1.45	1.45
Net investment income (loss)	0.04	[4]	(0.03)	(0.60)	(0.54)	(0.58)	(0.48)
Portfolio turnover rate	39	[3]	97	144	95	78	129
Net assets, end of period ($ x 1,000,000)	115		113	88	219	337	292

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
6 Effective February 28, 2009, the operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.
7 The ratio of net operating expenses would have been 1.31%, if certain non-routine expense had not been incurred.

See financial notes 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

90.6%	Common Stock	148,024,381	169,102,257
6.8%	Other Investment Companies	12,228,781	12,666,823
0.0%	Rights	2,170	2,170
0.0%	Warrants	—	—
0.1%	Short-Term Investments	214,985	214,985

97.5%	Total Investments	160,470,317	181,986,235
2.5%	Other Assets and Liabilities, Net		4,692,557

100.0%	Net Assets		186,678,792

	Number	Value
Security	of Shares	($)

Common Stock 90.6% of net assets

Automobiles & Components 0.3%
American Axle & Manufacturing Holdings, Inc. *	803	14,173
Cooper Tire & Rubber Co.	817	20,548
Dana Holding Corp.	1,753	37,111
Dorman Products, Inc. *	200	11,510
Drew Industries, Inc.	170	8,554
Fuel Systems Solutions, Inc. *	223	2,337
Gentherm, Inc. *	278	10,105
Modine Manufacturing Co. *	840	13,843
Standard Motor Products, Inc.	198	7,522
Stoneridge, Inc. *	155	1,657
Superior Industries International, Inc.	233	4,926
Tenneco, Inc. *	722	43,226
Winnebago Industries, Inc. *	14,194	339,237

		514,749

Banks 5.9%
1st Source Corp.	167	4,925
1st United Bancorp, Inc.	253	1,852
Access National Corp.	130	1,917
American National Bankshares, Inc.	73	1,556
Ameris Bancorp *	102	2,170
Ames National Corp.	74	1,615
Arrow Financial Corp.	68	1,702
Astoria Financial Corp.	570	7,558
Banc of California, Inc.	386	4,852
Banco Latinoamericano de Comercio Exterior, S.A., Class E	479	12,320
BancorpSouth, Inc.	1,212	28,312
Bank Mutual Corp.	891	5,364
Bank of Marin Bancorp	43	1,953
Bank of the Ozarks, Inc.	12,712	761,449
BankFinancial Corp.	420	4,133
Banner Corp.	324	12,811
Bar Harbor Bankshares	47	1,766
BBCN Bancorp, Inc.	963	14,840
Berkshire Hills Bancorp, Inc.	188	4,405
BofI Holding, Inc. *	3,811	307,205
Boston Private Financial Holdings, Inc.	946	11,834
Bridge Bancorp, Inc.	76	1,848
Bridge Capital Holdings *	106	2,374
Brookline Bancorp, Inc.	662	6,011
Bryn Mawr Bank Corp.	73	1,991
C&F Financial Corp.	32	1,000
Camden National Corp.	47	1,794
Capital Bank Financial Corp., Class A *	90	2,146
Capital City Bank Group, Inc.	144	2,002
Capitol Federal Financial, Inc.	1,245	14,990
Cardinal Financial Corp.	319	5,359
Cascade Bancorp *	290	1,372
Cathay General Bancorp	913	21,547
Center Bancorp, Inc.	133	2,462
Centerstate Banks, Inc.	196	2,150
Century Bancorp, Inc., Class A	48	1,608
Charter Financial Corp.	168	1,848
Chemical Financial Corp.	186	5,221
Chemung Financial Corp.	50	1,429
Citizens & Northern Corp.	277	5,191
City Holding Co.	117	5,030
Clifton Bancorp, Inc.	136	1,576
CNB Financial Corp.	102	1,685
Columbia Banking System, Inc.	609	15,115
Community Bank System, Inc.	576	21,421
Community Trust Bancorp, Inc.	169	6,231
ConnectOne Bancorp, Inc. *	56	2,688
CVB Financial Corp.	989	14,301
Dime Community Bancshares, Inc.	304	4,955
Doral Financial Corp. *	66	631
Eagle Bancorp, Inc. *	294	9,817
Enterprise Bancorp, Inc.	99	1,808
Enterprise Financial Services Corp.	341	6,094
ESB Financial Corp.	136	1,716
ESSA Bancorp, Inc.	310	3,221
EverBank Financial Corp.	569	10,652
F.N.B. Corp.	1,926	23,959
Farmers Capital Bank Corp. *	75	1,567
Federal Agricultural Mortgage Corp., Class C	62	2,206
Financial Institutions, Inc.	161	3,727
First Bancorp, Inc.	103	1,641
First Busey Corp.	72,009	396,049
First Commonwealth Financial Corp.	784	6,735
First Community Bancshares, Inc.	107	1,585
First Connecticut Bancorp, Inc.	350	5,547
First Defiance Financial Corp.	73	1,972
First Federal Bancshares of Arkansas, Inc. *	215	1,907
First Financial Bancorp	612	9,908
First Financial Bankshares, Inc.	383	22,616

12 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Corp.	124	3,969
First Financial Holdings, Inc.	154	8,850
First Merchants Corp.	166	3,522
First Midwest Bancorp, Inc.	61,312	1,003,677
First Niagara Financial Group, Inc.	61,100	545,012
FirstMerit Corp.	28,915	560,662
Flushing Financial Corp.	28,822	553,959
Fox Chase Bancorp, Inc.	185	3,086
Franklin Financial Corp. *	185	3,693
German American Bancorp, Inc.	77	2,005
Glacier Bancorp, Inc.	23,250	596,595
Great Southern Bancorp, Inc.	188	5,390
Guaranty Bancorp	155	1,951
Hancock Holding Co.	18,606	627,580
Hanmi Financial Corp.	351	7,466
Heartland Financial USA, Inc.	62	1,507
Heritage Commerce Corp.	248	2,014
Heritage Financial Corp.	278	4,492
Heritage Oaks Bancorp *	282	2,090
Hingham Institution for Savings	27	1,877
Home Bancorp, Inc. *	90	1,822
Home BancShares, Inc.	604	19,153
Home Federal Bancorp, Inc.	136	2,047
Home Loan Servicing Solutions Ltd.	869	19,248
HomeTrust Bancshares, Inc. *	218	3,329
Horizon Bancorp	84	1,679
Iberiabank Corp.	312	19,625
Independent Bank Corp.	171	6,347
Independent Bank Group, Inc.	55	2,707
International Bancshares Corp.	46,357	1,064,357
Investors Bancorp, Inc.	564	15,076
Kearny Financial Corp. *	167	2,435
Lakeland Financial Corp.	158	5,783
LCNB Corp.	79	1,264
MainSource Financial Group, Inc.	122	2,017
MB Financial, Inc.	26,613	714,293
Merchants Bancshares, Inc.	58	1,686
Meridian Interstate Bancorp, Inc. *	92	2,325
Meta Financial Group, Inc.	84	3,520
Metro Bancorp, Inc. *	247	5,044
MGIC Investment Corp. *	3,588	30,857
Middleburg Financial Corp.	90	1,560
MidSouth Bancorp, Inc.	214	3,578
MidWestOne Financial Group, Inc.	70	1,724
NASB Financial, Inc.	66	1,575
National Bank Holdings Corp., Class A	284	5,441
National Bankshares, Inc.	94	3,062
National Penn Bancshares, Inc.	1,336	13,053
NBT Bancorp, Inc.	552	12,503
NewBridge Bancorp *	271	2,084
Northfield Bancorp, Inc.	345	4,475
Northrim BanCorp, Inc.	74	1,775
Northwest Bancshares, Inc.	70,898	942,234
OceanFirst Financial Corp.	300	4,866
OFG Bancorp	167	2,849
Old National Bancorp	1,439	20,319
OmniAmerican Bancorp, Inc.	193	4,798
Oritani Financial Corp.	482	7,148
Pacific Continental Corp.	150	1,977
PacWest Bancorp	988	38,898
Palmetto Bancshares, Inc. *	123	1,662
Park National Corp.	92	6,672
Park Sterling Corp.	898	5,864
Peapack-Gladstone Financial Corp.	128	2,433
Penns Woods Bancorp, Inc.	41	1,804
PennyMac Financial Services, Inc., Class A *	80	1,270
Peoples Bancorp, Inc.	147	3,832
Pinnacle Financial Partners, Inc.	421	14,554
Preferred Bank *	104	2,231
PrivateBancorp, Inc.	713	19,657
Prosperity Bancshares, Inc.	703	41,477
Provident Financial Holdings, Inc.	250	3,517
Provident Financial Services, Inc.	615	10,689
Radian Group, Inc.	2,260	31,595
Renasant Corp.	277	7,540
Republic Bancorp, Inc., Class A	75	1,801
S&T Bancorp, Inc.	199	4,629
Sandy Spring Bancorp, Inc.	230	5,531
Sierra Bancorp	117	1,826
Simmons First National Corp., Class A	206	7,449
Southside Bancshares, Inc.	232	6,400
Southwest Bancorp, Inc.	261	4,359
State Bank Financial Corp.	630	10,445
Sterling Bancorp	409	4,892
Stock Yards Bancorp, Inc.	68	2,005
Suffolk Bancorp *	99	2,171
Sun Bancorp, Inc. *	541	2,056
Susquehanna Bancshares, Inc.	2,136	22,129
Territorial Bancorp, Inc.	73	1,494
Texas Capital Bancshares, Inc. *	529	29,724
The Bancorp, Inc. *	650	10,283
The Bank of Kentucky Financial Corp.	63	2,174
The First of Long Island Corp.	51	1,850
Tompkins Financial Corp.	38	1,791
TowneBank	116	1,790
Trico Bancshares	237	5,747
Tristate Capital Holdings, Inc. *	128	1,674
TrustCo Bank Corp.	1,765	11,667
Trustmark Corp.	679	15,529
UMB Financial Corp.	369	21,664
Umpqua Holdings Corp.	2,285	38,000
Union Bankshares Corp.	492	12,590
United Bankshares, Inc.	674	19,714
United Community Banks, Inc. *	452	7,300
United Financial Bancorp, Inc.	375	6,615
Univest Corp. of Pennsylvania	90	1,774
VantageSouth Bancshares, Inc. *	383	2,352
ViewPoint Financial Group, Inc.	620	16,163
Washington Banking Co.	245	4,214
Washington Trust Bancorp, Inc.	60	2,052
Waterstone Financial, Inc.	190	1,978
Webster Financial Corp.	43,863	1,322,031
WesBanco, Inc.	200	6,048
West Bancorp, Inc.	141	2,046
Westamerica Bancorp	5,867	298,161
Western Alliance Bancorp *	957	22,078
Westfield Financial, Inc.	414	2,836
Wilshire Bancorp, Inc.	1,173	11,730
Wintrust Financial Corp.	409	18,331
WSFS Financial Corp.	32	2,164

		10,935,226

See financial notes 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 7.8%
AAON, Inc.	318	9,015
AAR Corp.	367	9,505
Accuride Corp. *	750	4,230
Aceto Corp.	475	10,393
Actuant Corp., Class A	17,393	588,927
Acuity Brands, Inc.	405	50,451
Aegion Corp. *	602	15,345
Aerovironment, Inc. *	366	12,360
Aircastle Ltd.	931	16,358
Alamo Group, Inc.	42	2,231
Albany International Corp., Class A	34,539	1,242,713
Altra Industrial Motion Corp.	222	7,584
Ameresco, Inc., Class A *	500	3,205
American Science & Engineering, Inc.	132	8,870
Apogee Enterprises, Inc.	320	10,166
Applied Industrial Technologies, Inc.	6,183	296,289
Argan, Inc.	351	9,396
Astec Industries, Inc.	123	4,914
Astronics Corp. *	236	13,480
AZZ, Inc.	190	8,250
Barnes Group, Inc.	28,713	1,106,025
Beacon Roofing Supply, Inc. *	500	17,790
Blount International, Inc. *	317	3,541
Briggs & Stratton Corp.	380	8,121
Capstone Turbine Corp. *	5,700	11,742
Chart Industries, Inc. *	4,131	281,817
CIRCOR International, Inc.	136	11,045
CLARCOR, Inc.	430	24,837
Comfort Systems USA, Inc.	363	5,445
Cubic Corp.	17,830	845,677
Curtiss-Wright Corp.	560	35,806
DigitalGlobe, Inc. *	893	26,594
Douglas Dynamics, Inc.	430	7,254
DXP Enterprises, Inc. *	129	14,604
Dycom Industries, Inc. *	360	11,304
Dynamic Materials Corp.	194	3,919
EMCOR Group, Inc.	760	34,952
Encore Wire Corp.	156	7,602
EnerSys, Inc.	596	40,278
Engility Holdings, Inc. *	249	10,866
Enphase Energy, Inc. *	247	1,865
EnPro Industries, Inc. *	253	18,016
ESCO Technologies, Inc.	24,104	805,556
Esterline Technologies Corp. *	346	37,721
Federal Signal Corp. *	998	15,150
Franklin Electric Co., Inc.	11,881	459,438
FuelCell Energy, Inc. *	4,100	9,307
Furmanite Corp. *	517	5,418
GATX Corp.	21,300	1,397,919
GenCorp, Inc. *	786	13,802
Generac Holdings, Inc.	616	36,270
General Cable Corp.	378	9,684
Gibraltar Industries, Inc. *	269	4,595
Global Power Equipment Group, Inc.	165	2,892
GrafTech International Ltd. *	706	7,914
Graham Corp.	175	5,222
Granite Construction, Inc.	406	15,176
Great Lakes Dredge & Dock Corp. *	907	7,827
Griffon Corp.	404	4,299
H&E Equipment Services, Inc. *	411	15,844
HEICO Corp.	735	40,660
Hexcel Corp. *	20,660	861,315
Houston Wire & Cable Co.	288	3,588
Hurco Cos., Inc.	62	1,653
Hyster-Yale Materials Handling, Inc.	88	8,482
Innovative Solutions & Support, Inc. *	247	1,662
John Bean Technologies Corp.	331	9,596
Kadant, Inc.	176	6,116
Kaman Corp.	176	7,387
Kratos Defense & Security Solutions, Inc. *	818	5,906
L.B. Foster Co., Class A	39	1,847
Layne Christensen Co. *	350	6,097
Lennox International, Inc.	4,920	412,444
Lindsay Corp.	135	11,898
LSI Industries, Inc.	220	1,674
Luxfer Holdings plc ADR	23,500	464,125
Lydall, Inc. *	323	7,561
MasTec, Inc. *	637	25,212
Meritor, Inc. *	629	7,466
Miller Industries, Inc.	263	5,094
Moog, Inc., Class A *	513	33,576
Mueller Industries, Inc.	54,092	1,565,422
Mueller Water Products, Inc., Class A	1,519	13,853
MYR Group, Inc. *	305	7,155
National Presto Industries, Inc.	23	1,662
NCI Building Systems, Inc. *	471	7,366
Nortek, Inc. *	45	3,697
Northwest Pipe Co. *	60	2,146
Omega Flex, Inc.	119	2,400
Orbital Sciences Corp. *	602	17,699
PGT, Inc. *	204	2,030
Pike Corp. *	141	1,354
PMFG, Inc. *	210	1,191
Polypore International, Inc. *	4,675	162,129
Powell Industries, Inc.	43	2,723
Preformed Line Products Co.	25	1,494
Primoris Services Corp.	575	16,089
Proto Labs, Inc. *	7,551	457,138
Quanex Building Products Corp.	687	12,943
Raven Industries, Inc.	296	9,146
RBC Bearings, Inc. *	163	10,148
Rexnord Corp. *	277	7,407
Rush Enterprises, Inc., Class A *	275	8,828
Simpson Manufacturing Co., Inc.	565	18,526
Sparton Corp. *	100	2,716
Standex International Corp.	110	6,531
Sterling Construction Co., Inc. *	183	1,405
Sun Hydraulics Corp.	156	6,377
TAL International Group, Inc. *	294	12,401
Taser International, Inc. *	811	13,098
Teledyne Technologies, Inc. *	379	35,194
Tennant Co.	211	13,460
Textainer Group Holdings Ltd.	148	5,816
The Gorman-Rupp Co.	178	5,527
The Greenbrier Cos., Inc. *	274	14,369
The KEYW Holding Corp. *	316	4,061
The Middleby Corp. *	214	54,031
Thermon Group Holdings, Inc. *	245	5,836
Titan International, Inc.	760	13,308
Titan Machinery, Inc. *	100	1,764
Trex Co., Inc. *	174	13,662

14 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TriMas Corp. *	18,659	669,112
Triumph Group, Inc.	5,350	346,734
Tutor Perini Corp. *	625	18,500
Twin Disc, Inc.	175	5,063
Universal Forest Products, Inc.	133	6,715
USG Corp. *	864	25,799
Vicor Corp. *	299	2,500
Wabash National Corp. *	40,245	537,673
Watsco, Inc.	6,332	651,626
Watts Water Technologies, Inc., Class A	325	17,290
Woodward, Inc.	729	32,681
Xerium Technologies, Inc. *	350	4,725

		14,490,695

Commercial & Professional Supplies 5.7%
ABM Industries, Inc.	513	13,897
Acacia Research Corp.	129,673	2,079,955
ACCO Brands Corp. *	108,882	667,447
Acorn Energy, Inc. *	192	445
Barrett Business Services, Inc.	134	6,755
Brady Corp., Class A	485	12,508
Casella Waste Systems, Inc., Class A *	875	4,463
CBIZ, Inc. *	487	4,174
CDI Corp.	118	1,808
Ceco Environmental Corp.	237	3,766
Compx International, Inc.	132	1,214
Courier Corp.	120	1,744
CRA International, Inc. *	91	1,981
Deluxe Corp.	586	32,201
EnerNOC, Inc. *	560	13,216
Ennis, Inc.	287	4,294
Exponent, Inc.	89	6,267
FTI Consulting, Inc. *	7,519	257,902
G&K Services, Inc., Class A	24,343	1,288,718
GP Strategies Corp. *	298	7,831
Healthcare Services Group, Inc.	719	20,923
Heidrick & Struggles International, Inc.	102	1,923
Heritage-Crystal Clean, Inc. *	114	1,824
Herman Miller, Inc.	593	18,282
HNI Corp.	475	16,734
Huron Consulting Group, Inc. *	307	21,858
ICF International, Inc. *	382	14,887
InnerWorkings, Inc. *	698	5,026
Insperity, Inc.	333	10,676
Interface, Inc.	681	12,251
Intersections, Inc.	341	1,916
Kelly Services, Inc., Class A	381	8,024
Kforce, Inc.	571	13,202
Kimball International, Inc., Class B	165	2,765
Knoll, Inc.	699	12,715
Korn/Ferry International *	566	16,442
McGrath RentCorp	152	4,800
Mistras Group, Inc. *	196	4,451
MiX Telematics Ltd. ADR *	90,480	950,040
Mobile Mini, Inc.	296	13,077
MSA Safety, Inc.	375	19,781
Multi-Color Corp.	58	2,021
Navigant Consulting, Inc. *	787	13,222
NL Industries, Inc.	152	1,525
On Assignment, Inc. *	20,145	705,075
Pendrell Corp. *	1,575	2,599
Quad Graphics, Inc.	332	7,188
Resources Connection, Inc.	434	5,907
SP Plus Corp. *	43,080	1,052,014
Steelcase, Inc., Class A	743	12,245
Team, Inc. *	331	14,197
Tetra Tech, Inc. *	816	23,395
The Advisory Board Co. *	18,236	1,044,193
The Brink’s Co.	692	17,604
The Corporate Executive Board Co.	6,463	446,076
TRC Cos., Inc. *	251	1,488
TrueBlue, Inc. *	17,738	474,491
UniFirst Corp.	132	12,704
United Stationers, Inc.	33,022	1,239,316
US Ecology, Inc.	45	2,009
Viad Corp.	380	8,759
VSE Corp.	41	2,561
WageWorks, Inc. *	193	8,177

		10,678,949

Consumer Durables & Apparel 4.3%
Arctic Cat, Inc.	229	9,364
Bassett Furniture Industries, Inc.	108	1,489
Beazer Homes USA, Inc. *	98	1,858
Black Diamond, Inc. *	183	2,040
Blyth, Inc.	300	2,811
Brunswick Corp.	1,055	42,400
Callaway Golf Co.	1,416	12,333
Cavco Industries, Inc. *	34	2,650
Columbia Sportswear Co.	204	17,540
Crocs, Inc. *	945	14,298
CSS Industries, Inc.	196	4,698
Culp, Inc.	98	1,769
Ethan Allen Interiors, Inc.	459	11,145
Flexsteel Industries, Inc.	70	2,402
G-III Apparel Group Ltd. *	89	6,388
Helen of Troy Ltd. *	28,543	1,789,646
Hooker Furniture Corp.	107	1,482
Hovnanian Enterprises, Inc., Class A *	808	3,604
Iconix Brand Group, Inc. *	702	29,835
iRobot Corp. *	262	8,777
JAKKS Pacific, Inc.	714	6,255
Johnson Outdoors, Inc., Class A	67	1,402
Kate Spade & Co. *	1,424	49,512
KB Home	991	16,361
La-Z-Boy, Inc.	492	11,921
LeapFrog Enterprises, Inc. *	1,107	7,583
Libbey, Inc. *	233	6,214
Lifetime Brands, Inc.	127	2,426
M.D.C. Holdings, Inc.	372	10,267
M/I Homes, Inc. *	45,968	1,023,707
Marine Products Corp.	229	1,626
Meritage Homes Corp. *	482	18,596
Movado Group, Inc.	234	9,192
NACCO Industries, Inc., Class A	44	2,358
Nautilus, Inc. *	206	1,716
Oxford Industries, Inc.	210	13,862
Perry Ellis International, Inc. *	300	4,530
Quiksilver, Inc. *	64,704	415,400

See financial notes 15

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
R. G. Barry Corp.	108	1,974
Skechers U.S.A., Inc., Class A *	433	17,749
Skullcandy, Inc. *	650	5,005
Smith & Wesson Holding Corp. *	945	14,506
Standard Pacific Corp. *	1,287	10,283
Steven Madden Ltd. *	709	25,247
Sturm, Ruger & Co., Inc.	143	9,202
The Ryland Group, Inc.	543	20,846
TRI Pointe Homes, Inc. *	102,650	1,649,586
Tumi Holdings, Inc. *	28,060	572,985
UCP, Inc., Class A *	22,970	325,026
Vera Bradley, Inc. *	351	9,933
Vince Holding Corp. *	18,260	502,333
William Lyon Homes, Class A *	51,380	1,341,018
Wolverine World Wide, Inc.	1,060	29,786
ZAGG, Inc. *	972	4,228

		8,109,164

Consumer Services 2.6%
American Public Education, Inc. *	186	6,436
Ascent Capital Group, Inc., Class A *	89	6,121
Biglari Holdings, Inc. *	13	5,577
BJ’s Restaurants, Inc. *	371	10,592
Bloomin’ Brands, Inc. *	399	8,507
Bob Evans Farms, Inc.	356	16,686
Boyd Gaming Corp. *	838	9,905
Bravo Brio Restaurant Group, Inc. *	350	5,239
Bridgepoint Education, Inc. *	135	2,140
Buffalo Wild Wings, Inc. *	215	31,416
Caesars Entertainment Corp. *	385	7,111
Capella Education Co.	123	7,178
Career Education Corp. *	498	3,596
Choice Hotels International, Inc.	3,950	174,511
Churchill Downs, Inc.	120	10,540
Chuy’s Holdings, Inc. *	43	1,546
Corinthian Colleges, Inc. *	1,452	1,670
Cracker Barrel Old Country Store, Inc.	211	19,990
Denny’s Corp. *	1,027	6,922
DineEquity, Inc.	126	9,552
Diversified Restaurant Holdings, Inc. *	206	1,032
Education Management Corp. *	158	627
Einstein Noah Restaurant Group, Inc.	121	1,859
Fiesta Restaurant Group, Inc. *	203	7,432
Grand Canyon Education, Inc. *	12,989	560,086
Hillenbrand, Inc.	654	19,882
Ignite Restaurant Group, Inc. *	89	1,258
International Speedway Corp., Class A	319	10,029
Interval Leisure Group, Inc.	313	8,066
ITT Educational Services, Inc. *	274	7,398
Jack in the Box, Inc. *	473	25,324
Jamba, Inc. *	114	1,261
JTH Holding, Inc., Class A *	105	2,856
K12, Inc. *	436	10,324
Krispy Kreme Doughnuts, Inc. *	34,046	597,167
Life Time Fitness, Inc. *	423	20,304
LifeLock, Inc. *	53,732	843,592
Lincoln Educational Services Corp.	751	3,064
Luby’s, Inc. *	205	1,111
Marriott Vacations Worldwide Corp. *	253	13,783
Matthews International Corp., Class A	25,610	1,033,363
Morgans Hotel Group Co. *	666	4,995
Multimedia Games Holding Co., Inc. *	310	9,052
Nathan’s Famous, Inc. *	33	1,626
Orient-Express Hotels Ltd., Class A *	1,121	14,685
Papa John’s International, Inc.	432	18,948
Pinnacle Entertainment, Inc. *	608	14,148
Popeyes Louisiana Kitchen, Inc. *	295	11,239
Red Robin Gourmet Burgers, Inc. *	8,669	589,319
Regis Corp.	569	7,477
Ruby Tuesday, Inc. *	766	5,906
Ruth’s Hospitality Group, Inc.	600	7,554
Scientific Games Corp., Class A *	564	6,757
Sonic Corp. *	749	14,261
Sotheby’s	812	34,153
Speedway Motorsports, Inc.	96	1,746
Steiner Leisure Ltd. *	92	3,972
Strayer Education, Inc. *	108	4,604
Texas Roadhouse, Inc.	22,610	559,371
The Cheesecake Factory, Inc.	673	30,211
The Marcus Corp.	350	5,855
Universal Technical Institute, Inc.	400	4,804
Vail Resorts, Inc.	346	23,954

		4,889,690

Diversified Financials 4.4%
Apollo Investment Corp.	2,835	22,652
Arlington Asset Investment Corp., Class A	280	7,406
BGC Partners, Inc., Class A	949	6,804
BlackRock Kelso Capital Corp.	209	1,898
Calamos Asset Management, Inc., Class A	525	6,395
California First National Bancorp	102	1,513
Capital Southwest Corp.	48	1,685
Cash America International, Inc.	385	16,767
Cohen & Steers, Inc.	135	5,469
Credit Acceptance Corp. *	80	10,522
DFC Global Corp. *	729	6,794
Diamond Hill Investment Group, Inc.	21	2,493
Encore Capital Group, Inc. *	184	7,952
Evercore Partners, Inc., Class A	438	23,402
Ezcorp, Inc., Class A *	574	5,987
FBR & Co. *	184	4,747
Fidus Investment Corp.	94	1,722
Fifth Street Finance Corp.	1,407	13,099
Financial Engines, Inc.	590	26,108
First Cash Financial Services, Inc. *	12,313	600,505
FXCM, Inc., Class A	40,078	620,407
Gain Capital Holdings, Inc.	120,260	1,214,626
GAMCO Investors, Inc., Class A	30	2,278
Garrison Capital, Inc.	113	1,593
GFI Group, Inc.	943	3,508
Gladstone Capital Corp.	406	3,926
Gladstone Investment Corp.	600	4,716
Golub Capital BDC, Inc.	96	1,605
Green Dot Corp., Class A *	498	8,650
Greenhill & Co., Inc.	10,710	537,106
GSV Capital Corp. *	375	3,293
Hercules Technology Growth Capital, Inc.	939	12,846
HFF, Inc., Class A	301	10,234

16 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Horizon Technology Finance Corp.	310	4,061
ICG Group, Inc. *	54,127	1,103,108
INTL FCStone, Inc. *	177	3,349
Investment Technology Group, Inc. *	253	5,222
Janus Capital Group, Inc.	1,351	16,388
JMP Group, Inc.	247	1,707
KCAP Financial, Inc.	580	4,623
KCG Holdings, Inc., Class A *	700	6,965
Ladenburg Thalmann Financial Services, Inc. *	1,958	5,345
Main Street Capital Corp.	246	7,734
Manning & Napier, Inc.	300	4,986
MarketAxess Holdings, Inc.	468	25,216
Marlin Business Services Corp.	80	1,374
MCG Capital Corp.	1,300	4,368
Medallion Financial Corp.	375	5,100
Medley Capital Corp.	614	8,007
MVC Capital, Inc.	450	5,868
Nelnet, Inc., Class A	172	7,269
New Mountain Finance Corp.	97	1,388
NewStar Financial, Inc. *	128	1,462
Nicholas Financial, Inc.	110	1,729
PennantPark Floating Rate Capital Ltd.	118	1,640
PennantPark Investment Corp.	634	6,784
PHH Corp. *	497	11,814
PICO Holdings, Inc. *	75,889	1,764,419
Piper Jaffray Cos. *	312	13,684
Portfolio Recovery Associates, Inc. *	10,896	622,706
Prospect Capital Corp.	3,167	34,235
Pzena Investment Management, Inc., Class A	326	3,544
Regional Management Corp. *	66	1,012
Resource America, Inc., Class A	210	1,787
Safeguard Scientifics, Inc. *	390	8,194
Solar Capital Ltd.	26,662	583,898
Solar Senior Capital Ltd.	275	4,551
Springleaf Holdings, Inc. *	210	4,826
Stellus Capital Investment Corp.	109	1,466
Stifel Financial Corp. *	12,807	598,983
TCP Capital Corp.	350	5,667
The First Marblehead Corp. *	394	2,072
THL Credit, Inc.	280	3,760
TICC Capital Corp.	100	963
Triangle Capital Corp.	472	12,305
Virtus Investment Partners, Inc. *	53	9,804
Walter Investment Management Corp. *	369	9,808
WhiteHorse Finance, Inc.	111	1,514
WisdomTree Investments, Inc. *	1,219	13,763
World Acceptance Corp. *	2,002	145,345

		8,292,521

Energy 6.1%
Adams Resources & Energy, Inc.	80	5,765
Alon USA Energy, Inc.	425	6,923
Alpha Natural Resources, Inc. *	1,596	6,863
Amyris, Inc. *	611	2,151
Apco Oil & Gas International, Inc. *	55	769
Approach Resources, Inc. *	141,010	2,925,957
Arch Coal, Inc.	2,625	12,023
Basic Energy Services, Inc. *	520	13,738
Bellatrix Exploration Ltd. *	225,410	2,190,985
Bill Barrett Corp. *	503	11,911
Bolt Technology Corp.	101	1,705
Bonanza Creek Energy, Inc. *	279	13,565
BPZ Resources, Inc. *	1,313	3,545
Bristow Group, Inc.	445	34,176
C&J Energy Services, Inc. *	525	15,781
Cal Dive International, Inc. *	845	1,251
Callon Petroleum Co. *	775	7,115
CARBO Ceramics, Inc.	192	26,863
Carrizo Oil & Gas, Inc. *	12,191	670,749
Clayton Williams Energy, Inc. *	52	7,513
Clean Energy Fuels Corp. *	957	8,469
Cloud Peak Energy, Inc. *	915	18,016
Comstock Resources, Inc.	678	18,848
Contango Oil & Gas Co. *	98	4,708
Delek US Holdings, Inc.	226	7,230
Diamondback Energy, Inc. *	13,769	990,542
Emerald Oil, Inc. *	249	1,760
Endeavour International Corp. *	900	3,096
Energy XXI (Bermuda) Ltd.	915	21,896
EPL Oil & Gas, Inc. *	389	15,225
Era Group, Inc. *	24,193	690,710
Evolution Petroleum Corp.	368	4,342
EXCO Resources, Inc.	930	5,906
Exterran Holdings, Inc.	688	29,598
Forest Oil Corp. *	1,042	1,938
Forum Energy Technologies, Inc. *	320	9,555
Frontline Ltd. *	849	2,887
FX Energy, Inc. *	1,211	6,842
GasLog Ltd.	246	6,588
Gastar Exploration, Inc. *	637	4,223
Geospace Technologies Corp. *	2,438	141,721
Goodrich Petroleum Corp. *	399	10,035
Green Plains Renewable Energy, Inc.	321	9,598
Gulf Island Fabrication, Inc.	137	2,748
Gulfmark Offshore, Inc., Class A	323	14,538
Halcon Resources Corp. *	1,475	8,142
Hallador Energy Co.	205	1,878
Helix Energy Solutions Group, Inc. *	1,159	27,862
Hercules Offshore, Inc. *	1,421	6,352
Hornbeck Offshore Services, Inc. *	476	19,721
ION Geophysical Corp. *	1,487	6,543
Isramco, Inc. *	19	2,470
Key Energy Services, Inc. *	1,733	17,399
KiOR, Inc., Class A *	377	230
Knightsbridge Tankers Ltd.	271	3,238
Kodiak Oil & Gas Corp. *	3,097	39,363
Magnum Hunter Resources Corp. *	1,777	15,105
Matador Resources Co. *	488	14,015
Matrix Service Co. *	288	8,919
Midstates Petroleum Co., Inc. *	288	1,699
Miller Energy Resources, Inc. *	401	1,933
Mitcham Industries, Inc. *	316	4,361
Natural Gas Services Group, Inc. *	230	7,059
Newpark Resources, Inc. *	1,132	13,629
Nordic American Tankers Ltd.	851	7,344
Northern Oil & Gas, Inc. *	674	10,400
Nuverra Environmental Solutions, Inc. *	117	1,990
Panhandle Oil & Gas, Inc., Class A	56	2,456

See financial notes 17

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Parker Drilling Co. *	1,022	6,776
PDC Energy, Inc. *	405	25,786
Penn Virginia Corp. *	604	10,051
PetroQuest Energy, Inc. *	764	4,599
PHI, Inc. - Non Voting Shares *	154	6,899
Pioneer Energy Services Corp. *	762	11,407
Quicksilver Resources, Inc. *	828	2,699
Renewable Energy Group, Inc. *	128	1,507
Rentech, Inc. *	2,658	5,635
Resolute Energy Corp. *	676	5,070
Rex Energy Corp. *	550	11,583
RigNet, Inc. *	67	3,133
Rosetta Resources, Inc. *	594	28,120
RSP Permian, Inc. *	175	4,961
Sanchez Energy Corp. *	366	10,350
Scorpio Tankers, Inc.	129,706	1,168,651
SEACOR Holdings, Inc. *	14,899	1,242,428
SemGroup Corp., Class A	525	33,537
Ship Finance International Ltd.	846	14,915
Solazyme, Inc. *	249	2,679
Stone Energy Corp. *	422	20,699
Swift Energy Co. *	615	7,583
Synergy Resources Corp. *	226	2,631
T.G.C. Industries, Inc. *	575	2,910
Targa Resources Corp.	315	34,017
Teekay Tankers Ltd., Class A	1,281	4,471
Tesco Corp. *	617	12,340
TETRA Technologies, Inc. *	1,052	13,150
Triangle Petroleum Corp. *	1,061	10,207
Unit Corp. *	7,566	498,978
Uranium Energy Corp. *	1,212	1,297
VAALCO Energy, Inc. *	727	6,703
W&T Offshore, Inc.	463	8,890
Warren Resources, Inc. *	1,494	7,575
Western Refining, Inc.	553	24,055
Westmoreland Coal Co. *	151	4,471
Willbros Group, Inc. *	458	5,088

		11,478,326

Food & Staples Retailing 1.2%
Casey’s General Stores, Inc.	13,830	949,568
Ingles Markets, Inc., Class A	68	1,563
Natural Grocers by Vitamin Cottage, Inc. *	79	2,812
PriceSmart, Inc.	184	17,671
Rite Aid Corp. *	7,310	53,363
Spartan Stores, Inc.	442	9,521
SUPERVALU, Inc. *	1,788	12,498
Susser Holdings Corp. *	215	16,637
The Andersons, Inc.	307	19,123
The Chefs’ Warehouse, Inc. *	99	1,989
The Fresh Market, Inc. *	9,750	361,725
The Pantry, Inc. *	475	7,144
United Natural Foods, Inc. *	10,990	758,640
Village Super Market, Inc., Class A	150	3,628
Weis Markets, Inc.	99	4,563

		2,220,445

Food, Beverage & Tobacco 1.8%
Alico, Inc.	40	1,397
Annie’s, Inc. *	138	4,486
B&G Foods, Inc.	714	23,419
Boulder Brands, Inc. *	689	10,170
Cal-Maine Foods, Inc.	152	9,064
Calavo Growers, Inc.	64	1,990
Chiquita Brands International, Inc. *	516	5,924
Coca-Cola Bottling Co. Consolidated	28	2,303
Craft Brew Alliance, Inc. *	211	3,159
Darling International, Inc. *	1,611	32,236
Diamond Foods, Inc. *	13,737	419,940
Farmer Bros. Co. *	120	2,365
Fresh Del Monte Produce, Inc.	372	10,747
Griffin Land & Nurseries, Inc.	62	1,810
Inventure Foods, Inc. *	208	2,500
J&J Snack Foods Corp.	97	9,079
John B. Sanfilippo & Son, Inc.	86	1,982
Lancaster Colony Corp.	202	19,166
Lifeway Foods, Inc.	98	1,471
Limoneira Co.	88	2,021
National Beverage Corp. *	228	4,396
Pilgrim’s Pride Corp. *	845	18,472
Post Holdings, Inc. *	11,616	607,052
Sanderson Farms, Inc.	7,075	582,060
Seaboard Corp. *	2	4,876
Seneca Foods Corp., Class A *	55	1,562
Snyder’s-Lance, Inc.	528	14,024
The Boston Beer Co., Inc., Class A *	102	25,096
The Hain Celestial Group, Inc. *	7,312	628,978
Tootsie Roll Industries, Inc. (e)	14,112	397,817
TreeHouse Foods, Inc. *	5,620	420,601
Universal Corp.	260	14,188
Vector Group Ltd.	587	12,503

		3,296,854

Health Care Equipment & Services 8.5%
Abaxis, Inc. *	283	11,493
ABIOMED, Inc. *	22,367	529,874
Acadia Healthcare Co., Inc. *	19,765	830,525
Accuray, Inc. *	991	8,324
Air Methods Corp. *	408	22,713
Align Technology, Inc. *	872	43,940
Alliance HealthCare Services, Inc. *	105	2,988
Allscripts Healthcare Solutions, Inc. *	45,500	692,510
Almost Family, Inc. *	220	4,723
Amedisys, Inc. *	616	8,396
AMN Healthcare Services, Inc. *	256	3,195
Amsurg Corp. *	30,866	1,336,806
Analogic Corp.	7,015	526,686
AngioDynamics, Inc. *	540	7,258
Anika Therapeutics, Inc. *	101	4,317
Antares Pharma, Inc. *	750	2,085
ArthroCare Corp. *	284	13,783
athenahealth, Inc. *	418	51,682
AtriCure, Inc. *	446	6,868
Atrion Corp.	18	5,190
Bio-Reference Laboratories, Inc. *	408	10,363
BioScrip, Inc. *	891	6,166
Cantel Medical Corp.	294	9,749
Capital Senior Living Corp. *	175	4,328
Cardiovascular Systems, Inc. *	244	7,015
Centene Corp. *	11,580	768,912

18 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cerus Corp. *	389	1,684
Chemed Corp.	213	17,737
Chindex International, Inc. *	105	2,502
Computer Programs & Systems, Inc.	209	13,194
CONMED Corp.	284	13,158
CorVel Corp. *	8,158	371,515
Cross Country Healthcare, Inc. *	331	2,347
CryoLife, Inc.	266	2,415
Cutera, Inc. *	190	1,959
Cyberonics, Inc. *	319	18,872
Cynosure, Inc., Class A *	56	1,374
Derma Sciences, Inc. *	127	1,313
DexCom, Inc. *	41,529	1,347,201
Emeritus Corp. *	25,118	749,270
Endologix, Inc. *	35,138	445,550
Exactech, Inc. *	178	3,955
ExamWorks Group, Inc. *	430	15,824
Five Star Quality Care, Inc. *	326	1,575
Gentiva Health Services, Inc. *	550	4,142
Globus Medical, Inc., Class A *	25,141	613,943
Greatbatch, Inc. *	288	13,257
Haemonetics Corp. *	13,943	423,309
Hanger, Inc. *	430	14,908
HealthSouth Corp.	11,123	385,301
HealthStream, Inc. *	236	5,345
Healthways, Inc. *	97	1,746
HeartWare International, Inc. *	144	12,234
HMS Holdings Corp. *	42,183	682,099
ICU Medical, Inc. *	19,542	1,090,053
Insulet Corp. *	14,393	541,609
Integra LifeSciences Holdings Corp. *	303	13,811
Invacare Corp.	171	2,702
IPC The Hospitalist Co., Inc. *	160	6,480
Kindred Healthcare, Inc.	501	12,575
Landauer, Inc.	74	3,200
LHC Group, Inc. *	240	4,987
Magellan Health Services, Inc. *	249	14,372
Masimo Corp. *	717	19,187
MedAssets, Inc. *	21,683	495,023
Medical Action Industries, Inc. *	227	1,455
Medidata Solutions, Inc. *	630	22,875
MEDNAX, Inc. *	6,090	360,832
Merge Healthcare, Inc. *	1,173	2,674
Meridian Bioscience, Inc.	185	3,694
Merit Medical Systems, Inc. *	791	10,180
Molina Healthcare, Inc. *	175	6,545
MWI Veterinary Supply, Inc. *	129	20,207
National Healthcare Corp.	93	5,090
National Research Corp., Class A *	104	1,639
Natus Medical, Inc. *	500	12,415
Neogen Corp. *	258	10,778
NuVasive, Inc. *	555	18,709
NxStage Medical, Inc. *	44,288	506,655
Omnicell, Inc. *	424	11,228
OraSure Technologies, Inc. *	921	6,033
Orthofix International N.V. *	107	3,231
Owens & Minor, Inc.	796	26,698
PharMerica Corp. *	487	13,242
Quality Systems, Inc.	584	8,626
Quidel Corp. *	77	1,652
Rockwell Medical, Inc. *	418	4,247
Select Medical Holdings Corp.	656	9,158
Skilled Healthcare Group, Inc., Class A *	239	1,233
Spectranetics Corp. *	611	12,990
Staar Surgical Co. *	395	6,719
STERIS Corp.	16,988	816,273
SurModics, Inc. *	218	4,744
Symmetry Medical, Inc. *	235	1,941
Tandem Diabetes Care, Inc. *	10,386	182,482
Team Health Holdings, Inc. *	736	35,681
TearLab Corp. *	69,246	299,143
The Ensign Group, Inc.	165	7,012
The Providence Service Corp. *	220	8,934
Thoratec Corp. *	19,499	639,177
Tornier N.V. *	101	1,714
Triple-S Management Corp., Class B *	424	6,352
Unilife Corp. *	98,485	320,076
Universal American Corp.	375	2,689
USMD Holdings, Inc. *	44	554
Utah Medical Products, Inc.	34	1,727
Vascular Solutions, Inc. *	325	7,121
Vocera Communications, Inc. *	111	1,693
Volcano Corp. *	804	14,118
WellCare Health Plans, Inc. *	451	30,429
West Pharmaceutical Services, Inc.	610	26,462
Wright Medical Group, Inc. *	480	13,128

		15,801,872

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	3,639
Elizabeth Arden, Inc. *	249	9,148
Harbinger Group, Inc. *	470	5,480
Inter Parfums, Inc.	107	3,915
Medifast, Inc. *	250	7,913
Nature’s Sunshine Products, Inc.	105	1,403
Nutraceutical International Corp. *	84	2,093
Oil-Dri Corp. of America	61	2,044
Orchids Paper Products Co.	165	4,434
Spectrum Brands Holdings, Inc.	227	17,440
Star Scientific, Inc. *	1,181	775
Synutra International, Inc. *	329	1,836
USANA Health Sciences, Inc. *	63	4,275
WD-40 Co.	99	7,211

		71,606

Insurance 2.1%
Ambac Financial Group, Inc. *	456	13,762
American Equity Investment Life Holding Co.	872	20,335
AMERISAFE, Inc.	14,181	604,820
AmTrust Financial Services, Inc.	366	14,153
Argo Group International Holdings Ltd.	169	7,507
Assured Guaranty Ltd.	24,800	592,968
Baldwin & Lyons, Inc., Class B	70	1,821
Citizens, Inc. *	419	2,753
CNO Financial Group, Inc.	2,609	45,005
Donegal Group, Inc., Class A	120	1,771
eHealth, Inc. *	338	14,159
EMC Insurance Group, Inc.	64	2,111
Employers Holdings, Inc.	433	8,812

See financial notes 19

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Enstar Group Ltd. *	83	10,715
FBL Financial Group, Inc., Class A	152	6,796
First American Financial Corp.	1,164	30,963
Fortegra Financial Corp. *	262	1,892
Global Indemnity plc *	72	1,930
Greenlight Capital Re Ltd., Class A *	251	7,989
Hallmark Financial Services, Inc. *	183	1,537
HCI Group, Inc.	209	8,084
Hilltop Holdings, Inc. *	738	16,487
Horace Mann Educators Corp.	497	14,945
Independence Holding Co.	146	1,907
Infinity Property & Casualty Corp.	74	4,749
Investors Title Co.	24	1,698
Kansas City Life Insurance Co.	45	1,871
Maiden Holdings Ltd.	628	7,410
Meadowbrook Insurance Group, Inc.	979	5,482
Montpelier Re Holdings Ltd.	634	19,388
National Interstate Corp.	57	1,597
National Western Life Insurance Co., Class A	9	2,099
OneBeacon Insurance Group Ltd., Class A	425	6,562
Platinum Underwriters Holdings Ltd.	10,678	669,617
Primerica, Inc.	25,630	1,176,161
RLI Corp.	538	23,166
Safety Insurance Group, Inc.	100	5,371
Selective Insurance Group, Inc.	614	14,085
State Auto Financial Corp.	93	1,903
Stewart Information Services Corp.	370	11,285
Symetra Financial Corp.	602	12,437
The Hanover Insurance Group, Inc.	9,991	583,974
The Navigators Group, Inc. *	89	5,070
Tower Group International Ltd.	499	1,228
United Fire Group, Inc.	216	6,009

		3,994,384

Materials 3.4%
A. Schulman, Inc.	317	11,387
A.M. Castle & Co. *	183	2,247
AK Steel Holding Corp. *	2,009	14,063
Allied Nevada Gold Corp. *	271	919
AMCOL International Corp.	426	19,532
American Vanguard Corp.	404	7,195
Ampco-Pittsburgh Corp.	197	3,946
Arabian American Development Co. *	525	5,738
Axiall Corp.	647	30,150
Balchem Corp.	400	24,780
Berry Plastics Group, Inc. *	369	8,299
Calgon Carbon Corp. *	747	14,962
Century Aluminum Co. *	969	13,324
Chase Corp.	76	2,367
Chemtura Corp. *	913	20,360
Clearwater Paper Corp. *	251	15,409
Coeur Mining, Inc. *	1,259	10,903
Commercial Metals Co.	958	18,394
Deltic Timber Corp.	12,856	781,002
Ferro Corp. *	43,583	565,707
Flotek Industries, Inc. *	561	15,714
FutureFuel Corp.	348	6,984
General Moly, Inc. *	1,289	1,418
Globe Specialty Metals, Inc.	678	13,140
Gold Resource Corp.	374	1,724
Graphic Packaging Holding Co. *	1,752	17,975
Greif, Inc., Class A	12,700	688,213
H.B. Fuller Co.	575	26,640
Handy & Harman Ltd. *	99	2,238
Hawkins, Inc.	42	1,520
Haynes International, Inc.	111	5,889
Headwaters, Inc. *	395	4,930
Hecla Mining Co.	2,963	9,096
Horsehead Holding Corp. *	490	7,639
Innophos Holdings, Inc.	339	19,133
Innospec, Inc.	16,559	713,031
Intrepid Potash, Inc. *	309	5,037
Kaiser Aluminum Corp.	195	13,728
KapStone Paper & Packaging Corp. *	1,000	26,380
KMG Chemicals, Inc.	78	1,218
Koppers Holdings, Inc.	16,748	715,140
Kraton Performance Polymers, Inc. *	5,934	154,581
Landec Corp. *	485	5,752
Louisiana-Pacific Corp. *	1,702	27,896
LSB Industries, Inc. *	330	12,603
Materion Corp.	153	5,148
Minerals Technologies, Inc.	298	17,728
Molycorp, Inc. *	1,237	5,876
Myers Industries, Inc.	598	11,183
Neenah Paper, Inc.	178	8,966
Noranda Aluminum Holding Corp.	508	1,803
Olin Corp.	644	18,096
OM Group, Inc.	319	9,343
P.H. Glatfelter Co.	627	16,001
Paramount Gold & Silver Corp. *	3,270	3,303
Penford Corp. *	125	1,575
PolyOne Corp.	1,067	39,980
Quaker Chemical Corp.	100	7,443
Resolute Forest Products, Inc. *	773	13,790
RTI International Metals, Inc. *	324	9,124
Schnitzer Steel Industries, Inc., Class A	373	10,470
Schweitzer-Mauduit International, Inc.	284	12,394
Sensient Technologies Corp.	15,169	819,884
Stepan Co.	149	8,617
Stillwater Mining Co. *	1,215	19,173
SunCoke Energy, Inc. *	956	19,952
Texas Industries, Inc. *	215	18,640
Tredegar Corp.	361	7,512
UFP Technologies, Inc. *	86	2,181
United States Lime & Minerals, Inc.	34	1,838
Universal Stainless & Alloy Products, Inc. *	115	4,127
US Concrete, Inc. *	109	2,684
US Silica Holdings, Inc.	396	17,887
Walter Energy, Inc.	46,607	335,570
Wausau Paper Corp.	522	6,243
Worthington Industries, Inc.	533	19,614
Zep, Inc.	45,206	781,612

		6,326,060

Media 1.0%
Carmike Cinemas, Inc. *	244	7,237
Central European Media Enterprises Ltd., Class A *	775	2,124

20 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Crown Media Holdings, Inc., Class A *	678	2,427
Cumulus Media, Inc., Class A *	829	5,314
Daily Journal Corp. *	16	2,821
Entercom Communications Corp., Class A *	610	6,588
Entravision Communications Corp., Class A	301	1,598
Global Sources Ltd. *	270	2,400
Gray Television, Inc. *	475	5,344
Harte-Hanks, Inc.	611	4,913
Hemisphere Media Group, Inc. *	122	1,476
Journal Communications, Inc., Class A *	904	7,250
Lin Media LLC, Class A *	26,450	619,724
Live Nation Entertainment, Inc. *	1,712	35,747
Loral Space & Communications, Inc. *	67	4,823
MDC Partners, Inc., Class A	381	9,304
Meredith Corp.	416	18,333
National CineMedia, Inc.	417	6,334
New Media Investment Group, Inc. *	34,508	492,429
Nexstar Broadcasting Group, Inc., Class A	390	15,542
ReachLocal, Inc. *	133	1,330
Reading International, Inc., Class A *	278	1,968
Rentrak Corp. *	82	4,673
Saga Communications, Inc., Class A	90	3,987
Scholastic Corp.	454	14,941
Sinclair Broadcast Group, Inc., Class A	23,403	625,562
Sizmek, Inc. *	490	4,694
The E.W. Scripps Co., Class A *	356	6,098
The McClatchy Co., Class A *	578	3,167
The New York Times Co., Class A	1,084	17,431
World Wrestling Entertainment, Inc., Class A	170	3,315

		1,938,894

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
ACADIA Pharmaceuticals, Inc. *	837	16,849
Acceleron Pharma, Inc. *	74	2,542
AcelRx Pharmaceuticals, Inc. *	200	2,164
Achillion Pharmaceuticals, Inc. *	1,151	3,280
Acorda Therapeutics, Inc. *	454	16,094
Aegerion Pharmaceuticals, Inc. *	8,050	356,293
Affymetrix, Inc. *	895	6,650
Agios Pharmaceuticals, Inc. *	96	4,038
Akorn, Inc. *	38,312	966,229
Albany Molecular Research, Inc. *	150	2,409
Alnylam Pharmaceuticals, Inc. *	661	32,739
AMAG Pharmaceuticals, Inc. *	86,075	1,571,729
Ampio Pharmaceuticals, Inc. *	296	1,803
Anacor Pharmaceuticals, Inc. *	306	5,040
Arena Pharmaceuticals, Inc. *	3,046	19,494
Arqule, Inc. *	769	1,246
Array BioPharma, Inc. *	758	3,017
Auxilium Pharmaceuticals, Inc. *	28,433	640,027
AVANIR Pharmaceuticals, Inc., Class A *	1,614	8,038
AVEO Pharmaceuticals, Inc. *	805	990
BioDelivery Sciences International, Inc. *	653	5,818
BioTime, Inc. *	427	1,106
Bruker Corp. *	23,559	486,729
Cambrex Corp. *	360	7,376
Cancer Genetics, Inc. *	31,210	458,787
Celldex Therapeutics, Inc. *	1,074	16,110
Cempra, Inc. *	296	2,700
Cepheid, Inc. *	10,828	470,801
Charles River Laboratories International, Inc. *	24,600	1,321,512
Chelsea Therapeutics International Ltd. *	790	3,855
ChemoCentryx, Inc. *	121	663
Chimerix, Inc. *	76	1,468
Clovis Oncology, Inc. *	2,946	159,290
Corcept Therapeutics, Inc. *	907	4,009
Coronado Biosciences, Inc. *	709	1,234
Curis, Inc. *	1,600	3,616
Cytokinetics, Inc. *	140	637
Dendreon Corp. *	2,516	6,491
Depomed, Inc. *	900	12,609
Durata Therapeutics, Inc. *	244	3,304
Dyax Corp. *	1,483	9,803
Dynavax Technologies Corp. *	2,128	3,469
Emergent Biosolutions, Inc. *	323	8,514
Enanta Pharmaceuticals, Inc. *	93	3,461
Endocyte, Inc. *	330	5,976
Enzon Pharmaceuticals, Inc.	1,693	1,507
Epizyme, Inc. *	62	1,353
Exact Sciences Corp. *	804	9,648
Exelixis, Inc. *	1,662	5,883
Fibrocell Science, Inc. *	274	1,041
Fluidigm Corp. *	308	11,568
Foundation Medicine, Inc. *	105	3,062
Furiex Pharmaceuticals, Inc. *	49	5,065
Galena Biopharma, Inc. *	839	2,056
Genomic Health, Inc. *	321	8,423
Geron Corp. *	1,057	2,093
GTx, Inc. *	259	399
Halozyme Therapeutics, Inc. *	1,180	8,791
Harvard Apparatus Regenerative Technology, Inc. *	71	614
Harvard Bioscience, Inc. *	284	1,198
Horizon Pharma, Inc. *	684	9,699
Hyperion Therapeutics, Inc. *	76	1,873
ICON plc *	35,550	1,378,273
Idenix Pharmaceuticals, Inc. *	1,397	7,697
ImmunoGen, Inc. *	1,054	13,639
Immunomedics, Inc. *	1,236	5,204
Impax Laboratories, Inc. *	470	12,291
Infinity Pharmaceuticals, Inc. *	426	4,162
Insmed, Inc. *	337	4,698
Insys Therapeutics, Inc. *	136	5,584
Intercept Pharmaceuticals, Inc. *	68	17,960
InterMune, Inc. *	1,168	37,469
Ironwood Pharmaceuticals, Inc. *	1,036	11,417
Isis Pharmaceuticals, Inc. *	1,187	31,586
KaloBios Pharmaceuticals, Inc. *	334	758
Karyopharm Therapeutics, Inc. *	111	2,978
Keryx Biopharmaceuticals, Inc. *	1,279	18,891
KYTHERA Biopharmaceuticals, Inc. *	154	5,022
Lannett Co., Inc. *	96	3,315
Lexicon Pharmaceuticals, Inc. *	2,643	4,070

See financial notes 21

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ligand Pharmaceuticals, Inc. *	4,816	304,227
Luminex Corp. *	628	12,064
MannKind Corp. *	1,746	11,436
Merrimack Pharmaceuticals, Inc. *	1,070	4,697
MiMedx Group, Inc. *	627	3,624
Momenta Pharmaceuticals, Inc. *	705	8,051
Myriad Genetics, Inc. *	13,640	575,744
Nanosphere, Inc. *	501	857
Nektar Therapeutics *	1,261	14,842
Neurocrine Biosciences, Inc. *	767	10,753
NewLink Genetics Corp. *	187	4,114
Novavax, Inc. *	1,771	7,757
NPS Pharmaceuticals, Inc. *	23,272	619,501
Omeros Corp. *	332	4,110
OncoGenex Pharmaceutical, Inc. *	177	687
Ophthotech Corp. *	97	3,297
OPKO Health, Inc. *	1,949	16,118
Orexigen Therapeutics, Inc. *	911	5,120
Osiris Therapeutics, Inc. *	165	2,348
OvaScience, Inc. *	118	958
Pacific Biosciences of California, Inc. *	687	3,037
Pacira Pharmaceuticals, Inc. *	8,790	602,027
PAREXEL International Corp. *	15,496	702,744
PDL BioPharma, Inc.	1,198	10,171
Peregrine Pharmaceuticals, Inc. *	2,024	3,522
Phibro Animal Health Corp., Class A *	23,300	411,478
Portola Pharmaceuticals, Inc. *	79	1,853
Pozen, Inc. *	383	3,202
Prestige Brands Holdings, Inc. *	576	19,308
Progenics Pharmaceuticals, Inc. *	448	1,581
Prothena Corp. plc *	144	3,168
PTC Therapeutics, Inc. *	126	2,462
Puma Biotechnology, Inc. *	242	18,281
Questcor Pharmaceuticals, Inc.	560	46,021
Raptor Pharmaceutical Corp. *	744	6,153
Receptos, Inc. *	89	3,007
Repligen Corp. *	220	3,487
Repros Therapeutics, Inc. *	264	4,454
Retrophin, Inc. *	196	2,801
Rigel Pharmaceuticals, Inc. *	997	3,190
Sagent Pharmaceuticals, Inc. *	206	4,262
Sangamo BioSciences, Inc. *	538	7,446
Sarepta Therapeutics, Inc. *	320	11,882
Sciclone Pharmaceuticals, Inc. *	344	1,644
Sequenom, Inc. *	1,119	3,055
Spectrum Pharmaceuticals, Inc. *	1,177	8,086
Stemline Therapeutics, Inc. *	66	1,010
Sunesis Pharmaceuticals, Inc. *	329	1,688
Supernus Pharmaceuticals, Inc. *	327	2,685
Synageva BioPharma Corp. *	204	17,619
Synergy Pharmaceuticals, Inc. *	368	1,652
Synta Pharmaceuticals Corp. *	932	3,924
Targacept, Inc. *	850	3,774
TESARO, Inc. *	52	1,298
Tetraphase Pharmaceuticals, Inc. *	213	2,288
TG Therapeutics, Inc. *	269	1,434
The Medicines Co. *	13,472	358,355
TherapeuticsMD, Inc. *	673	2,827
Threshold Pharmaceuticals, Inc. *	1,100	4,510
Ultragenyx Pharmaceutical, Inc. *	70	2,715
Vanda Pharmaceuticals, Inc. *	218	3,037
Verastem, Inc. *	132	1,102
Vical, Inc. *	1,240	1,401
Vivus, Inc. *	1,499	7,795
XenoPort, Inc. *	356	1,445
XOMA Corp. *	1,300	5,772
ZIOPHARM Oncology, Inc. *	1,259	4,532
Zogenix, Inc. *	1,020	2,489

		12,231,275

Real Estate 5.4%
Acadia Realty Trust	578	15,681
AG Mortgage Investment Trust, Inc.	79	1,397
Agree Realty Corp.	205	6,123
Alexander & Baldwin, Inc.	353	13,170
Alexander’s, Inc.	13	4,495
Altisource Residential Corp.	549	15,438
American Assets Trust, Inc.	432	14,666
American Capital Mortgage Investment Corp.	401	7,940
American Realty Capital Properties, Inc.	5,130	67,152
Anworth Mortgage Asset Corp.	1,734	9,364
Apollo Commercial Real Estate Finance, Inc.	505	8,590
Apollo Residential Mortgage, Inc.	306	4,942
Ares Commercial Real Estate Corp.	400	5,104
ARMOUR Residential REIT, Inc.	4,721	20,017
Ashford Hospitality Prime, Inc.	188	2,884
Ashford Hospitality Trust, Inc.	944	9,685
Associated Estates Realty Corp.	410	6,880
AV Homes, Inc. *	99	1,696
Campus Crest Communities, Inc.	58,415	502,953
Capstead Mortgage Corp.	1,244	15,898
Cedar Realty Trust, Inc.	1,016	6,289
Chambers Street Properties	2,296	17,886
Chatham Lodging Trust	243	4,940
Chesapeake Lodging Trust	354	9,554
Colony Financial, Inc.	29,113	633,208
Consolidated-Tomoka Land Co.	43	1,700
CoreSite Realty Corp.	342	10,404
Cousins Properties, Inc.	1,239	14,410
CubeSmart	1,521	28,291
CyrusOne, Inc.	20,390	407,800
CYS Investments, Inc.	2,209	18,997
DCT Industrial Trust, Inc.	2,844	22,240
DiamondRock Hospitality Co.	52,958	649,795
DuPont Fabros Technology, Inc.	773	18,730
Dynex Capital, Inc.	582	4,994
EastGroup Properties, Inc.	304	19,228
Education Realty Trust, Inc.	63,865	651,423
Empire State Realty Trust, Inc., Class A	502	7,681
EPR Properties	484	25,947
Equity One, Inc.	613	13,811
Excel Trust, Inc.	688	8,683
FelCor Lodging Trust, Inc.	1,531	14,131
First Industrial Realty Trust, Inc.	1,384	25,424
First Potomac Realty Trust	864	11,258
Forestar Group, Inc. *	464	7,911
Franklin Street Properties Corp.	1,246	15,176
Getty Realty Corp.	550	10,406

22 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gladstone Commercial Corp.	540	9,526
Glimcher Realty Trust	1,953	19,901
Government Properties Income Trust	544	13,845
Gramercy Property Trust, Inc.	1,200	6,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	148	1,957
Healthcare Realty Trust, Inc.	1,087	27,338
Hersha Hospitality Trust	1,259	7,315
Highwoods Properties, Inc.	1,077	43,457
Hudson Pacific Properties, Inc.	611	14,389
Inland Real Estate Corp.	1,250	13,062
Invesco Mortgage Capital, Inc.	1,531	25,522
Investors Real Estate Trust	823	7,177
iStar Financial, Inc. *	1,209	17,966
JAVELIN Mortgage Investment Corp.	342	4,518
Kennedy-Wilson Holdings, Inc.	730	15,943
Kite Realty Group Trust	400	2,480
LaSalle Hotel Properties	43,379	1,434,977
Lexington Realty Trust	1,679	18,066
LTC Properties, Inc.	485	18,735
Medical Properties Trust, Inc.	1,708	23,058
Monmouth Real Estate Investment Corp., Class A	752	7,061
National Health Investors, Inc.	250	15,422
New Residential Investment Corp.	117,363	715,914
New York Mortgage Trust, Inc.	1,050	7,738
Newcastle Investment Corp.	354,560	1,591,974
NorthStar Realty Finance Corp.	3,294	52,770
Parkway Properties, Inc.	352	6,639
Pebblebrook Hotel Trust	561	19,321
Pennsylvania Real Estate Investment Trust	629	10,410
PennyMac Mortgage Investment Trust	872	20,440
Physicians Realty Trust	71,390	979,471
Potlatch Corp.	420	16,057
PS Business Parks, Inc.	150	12,865
RAIT Financial Trust	1,290	10,552
Ramco-Gershenson Properties Trust	811	13,365
Redwood Trust, Inc.	711	15,500
Resource Capital Corp.	1,460	8,030
Retail Opportunity Investments Corp.	927	14,498
RLJ Lodging Trust	1,484	39,578
Rouse Properties, Inc.	488	8,193
Ryman Hospitality Properties, Inc.	602	27,421
Sabra Health Care REIT, Inc.	591	17,712
Saul Centers, Inc.	205	9,407
Select Income REIT	100	3,078
Silver Bay Realty Trust Corp.	373	5,587
Sovran Self Storage, Inc.	372	28,235
STAG Industrial, Inc.	367	8,635
Strategic Hotels & Resorts, Inc. *	1,973	21,289
Summit Hotel Properties, Inc.	123,310	1,117,189
Sun Communities, Inc.	354	16,132
Sunstone Hotel Investors, Inc.	1,913	27,375
Tejon Ranch Co. *	159	4,931
Terreno Realty Corp.	337	6,157
The Geo Group, Inc.	771	25,852
UMH Properties, Inc.	287	2,827
Universal Health Realty Income Trust	106	4,498
Urstadt Biddle Properties, Inc., Class A	224	4,572
Washington Real Estate Investment Trust	491	12,010
Western Asset Mortgage Capital Corp.	145	2,142
Whitestone REIT	404	5,668
Winthrop Realty Trust	146	2,029

		10,038,432

Retailing 4.2%
Aeropostale, Inc. *	1,044	5,189
America’s Car-Mart, Inc. *	38	1,373
ANN, Inc. *	649	25,434
Asbury Automotive Group, Inc. *	434	26,795
Ascena Retail Group, Inc. *	63,400	1,090,480
Barnes & Noble, Inc. *	342	5,609
bebe stores, Inc.	766	3,868
Blue Nile, Inc. *	112	3,890
Body Central Corp. *	174	181
Brown Shoe Co., Inc.	497	11,724
Christopher & Banks Corp. *	284	1,772
Conn’s, Inc. *	257	11,367
Core-Mark Holding Co., Inc.	105	8,457
Destination Maternity Corp.	197	4,858
Express, Inc. *	813	11,845
Five Below, Inc. *	15,069	607,431
Francesca’s Holdings Corp. *	21,897	358,235
Fred’s, Inc., Class A	59,710	1,087,916
FTD Cos., Inc. *	208	6,311
Genesco, Inc. *	257	19,627
Gordmans Stores, Inc.	128	575
Group 1 Automotive, Inc.	250	18,032
hhgregg, Inc. *	110	948
Hibbett Sports, Inc. *	290	15,617
HSN, Inc.	417	24,203
Jos. A. Bank Clothiers, Inc. *	378	24,400
Kirkland’s, Inc. *	300	5,133
Lithia Motors, Inc., Class A	246	18,273
Lumber Liquidators Holdings, Inc. *	321	27,978
Monro Muffler Brake, Inc.	12,221	689,264
Nutrisystem, Inc.	158	2,370
Office Depot, Inc. *	5,328	21,792
Orbitz Worldwide, Inc. *	221	1,624
Outerwall, Inc. *	264	18,308
Penske Automotive Group, Inc.	498	22,838
PetMed Express, Inc.	284	3,718
Pier 1 Imports, Inc.	991	18,096
Pool Corp.	11,384	671,884
RadioShack Corp. *	543	776
Rent-A-Center, Inc.	485	14,167
Restoration Hardware Holdings, Inc. *	10,623	662,769
Select Comfort Corp. *	587	10,801
Shoe Carnival, Inc.	70	1,599
Shutterfly, Inc. *	460	18,828
Sonic Automotive, Inc., Class A	451	10,977
Stage Stores, Inc.	45,186	866,667
Stein Mart, Inc.	616	7,700
Systemax, Inc. *	178	3,078
The Bon-Ton Stores, Inc.	370	4,070
The Buckle, Inc.	280	13,157
The Cato Corp., Class A	44,846	1,277,663

See financial notes 23

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Children’s Place Retail Stores, Inc.	270	12,960
The Container Store Group, Inc. *	40	1,104
The Finish Line, Inc., Class A	661	18,197
The Men’s Wearhouse, Inc.	598	28,333
The Pep Boys - Manny, Moe & Jack *	705	7,205
Tilly’s, Inc., Class A *	145	1,639
Trans World Entertainment Corp.	344	1,125
Tuesday Morning Corp. *	543	7,591
ValueVision Media, Inc., Class A *	338	1,582
Vitacost.com, Inc. *	446	2,975
Vitamin Shoppe, Inc. *	384	18,386
VOXX International Corp. *	301	3,537
West Marine, Inc. *	151	1,616
Weyco Group, Inc.	68	1,706
Winmark Corp.	26	1,972
Zale Corp. *	197	4,214
Zumiez, Inc. *	232	5,672

		7,889,481

Semiconductors & Semiconductor Equipment 1.5%
Advanced Energy Industries, Inc. *	466	10,196
Alpha & Omega Semiconductor Ltd. *	218	1,570
Ambarella, Inc. *	102	2,535
Amkor Technology, Inc. *	1,019	8,101
Applied Micro Circuits Corp. *	734	7,127
Brooks Automation, Inc.	992	10,148
Cabot Microelectronics Corp. *	357	15,483
Cavium, Inc. *	14,416	610,806
Ceva, Inc. *	286	4,642
Cirrus Logic, Inc. *	607	13,536
Cypress Semiconductor Corp. *	1,129	10,692
Diodes, Inc. *	5,884	155,161
DSP Group, Inc. *	206	1,640
Entegris, Inc. *	1,145	12,698
Entropic Communications, Inc. *	936	3,454
FormFactor, Inc. *	1,000	5,750
GSI Technology, Inc. *	525	3,334
GT Advanced Technologies, Inc. *	1,192	19,799
Hittite Microwave Corp.	339	20,123
Inphi Corp. *	480	7,099
Integrated Device Technology, Inc. *	1,097	12,802
International Rectifier Corp. *	777	20,233
Intersil Corp., Class A	1,102	13,599
IXYS Corp.	155	1,672
Kopin Corp. *	1,298	4,232
Lattice Semiconductor Corp. *	1,055	8,883
LTX-Credence Corp. *	900	8,667
MaxLinear, Inc., Class A *	247	1,944
Micrel, Inc.	50,570	503,677
Microsemi Corp. *	22,394	526,707
MKS Instruments, Inc.	523	14,722
Monolithic Power Systems, Inc. *	539	19,997
Nanometrics, Inc. *	425	6,911
NVE Corp. *	36	1,890
OmniVision Technologies, Inc. *	799	15,605
PDF Solutions, Inc. *	270	5,068
Photronics, Inc. *	432	3,750
PLX Technology, Inc. *	904	5,243
PMC-Sierra, Inc. *	1,362	9,316
Power Integrations, Inc.	409	19,317
Rambus, Inc. *	947	11,449
RF Micro Devices, Inc. *	2,375	20,045
Rubicon Technology, Inc. *	163	1,651
Rudolph Technologies, Inc. *	600	5,466
Semtech Corp. *	713	17,098
Sigma Designs, Inc. *	800	3,016
Silicon Image, Inc. *	1,158	6,496
Spansion, Inc., Class A *	809	14,425
SunEdison, Inc. *	3,002	57,728
SunPower Corp. *	527	17,612
Synaptics, Inc. *	8,424	523,552
Tessera Technologies, Inc.	654	14,342
TriQuint Semiconductor, Inc. *	1,424	20,192
Ultratech, Inc. *	231	6,149
Veeco Instruments, Inc. *	395	14,603

		2,861,953

Software & Services 9.0%
ACI Worldwide, Inc. *	341	19,488
Actuate Corp. *	877	4,938
Acxiom Corp. *	606	17,113
Advent Software, Inc.	481	13,862
American Software, Inc., Class A	406	3,914
Angie’s List, Inc. *	432	4,886
Aspen Technology, Inc. *	24,076	1,035,027
AVG Technologies NV *	67,730	1,268,583
Bankrate, Inc. *	551	9,654
Bazaarvoice, Inc. *	185	1,243
Blackbaud, Inc.	615	18,727
Blackhawk Network Holdings, Inc. *	284	6,813
Blucora, Inc. *	440	8,470
Bottomline Technologies de, Inc. *	560	17,718
Brightcove, Inc. *	39,605	341,395
BroadSoft, Inc. *	386	9,797
CACI International, Inc., Class A *	168	11,701
Callidus Software, Inc. *	675	6,443
Carbonite, Inc. *	132	1,305
Cardtronics, Inc. *	27,185	910,154
Cass Information Systems, Inc.	37	1,869
CIBER, Inc. *	1,423	6,147
CommVault Systems, Inc. *	9,018	436,471
comScore, Inc. *	464	14,537
Comverse, Inc. *	197	4,913
Constant Contact, Inc. *	187	4,836
Convergys Corp.	796	17,146
Conversant, Inc. *	801	19,576
Cornerstone OnDemand, Inc. *	9,470	348,117
CoStar Group, Inc. *	325	52,289
Criteo S.A. ADR *	16,340	522,553
CSG Systems International, Inc.	200	5,272
Cyan, Inc. *	1,001	4,184
Datalink Corp. *	156	2,003
Dealertrack Technologies, Inc. *	360	16,448
Demandware, Inc. *	195	9,678
Dice Holdings, Inc. *	775	5,929
Digimarc Corp.	79	2,609
Digital River, Inc. *	679	10,382
EarthLink Holdings Corp.	768	2,619
Ebix, Inc.	353	5,570
eGain Corp. *	198	1,295
Ellie Mae, Inc. *	167	4,073

24 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Envestnet, Inc. *	355	13,082
EPAM Systems, Inc. *	134	4,171
Epiq Systems, Inc.	706	9,030
ePlus, Inc. *	28	1,401
Euronet Worldwide, Inc. *	523	24,053
EVERTEC, Inc.	78	1,836
ExlService Holdings, Inc. *	420	11,884
Fair Isaac Corp.	462	26,426
FleetMatics Group plc *	21,337	640,750
Forrester Research, Inc.	26,139	926,105
Global Cash Access Holdings, Inc. *	785	5,181
Global Eagle Entertainment, Inc. *	45,900	506,277
Guidewire Software, Inc. *	452	17,068
Heartland Payment Systems, Inc.	425	17,400
Higher One Holdings, Inc. *	570	3,414
iGATE Corp. *	257	9,406
Imperva, Inc. *	182	4,164
Infoblox, Inc. *	8,167	160,237
Interactive Intelligence Group, Inc. *	204	12,764
Internap Network Services Corp. *	50,029	336,195
Intralinks Holdings, Inc. *	807	7,384
j2 Global, Inc.	490	22,716
Jive Software, Inc. *	97	726
Liquidity Services, Inc. *	238	4,106
LivePerson, Inc. *	8,783	86,952
LogMeIn, Inc. *	331	15,044
Manhattan Associates, Inc. *	16,361	515,862
ManTech International Corp., Class A	165	4,922
Marin Software, Inc. *	96,480	904,982
Marketo, Inc. *	77	2,090
MAXIMUS, Inc.	27,942	1,189,491
Mentor Graphics Corp.	1,019	21,093
MicroStrategy, Inc., Class A *	122	14,814
Millennial Media, Inc. *	197	1,259
Mitek Systems, Inc. *	320	1,043
ModusLink Global Solutions, Inc. *	891	3,600
MoneyGram International, Inc. *	348	4,594
Monotype Imaging Holdings, Inc.	481	12,703
Monster Worldwide, Inc. *	941	6,483
Move, Inc. *	581	6,211
Net Element International, Inc. *	295	658
Netscout Systems, Inc. *	369	14,376
NIC, Inc.	599	10,986
NICE Systems Ltd. ADR	14,960	646,272
OpenTable, Inc. *	7,919	531,840
Pegasystems, Inc.	610	10,108
Perficient, Inc. *	168	3,069
Progress Software Corp. *	541	11,610
Proofpoint, Inc. *	23,061	586,672
PROS Holdings, Inc. *	257	7,042
PTC, Inc. *	1,218	43,081
QAD, Inc., Class A	148	2,819
Qlik Technologies, Inc. *	1,050	23,079
Qualys, Inc. *	152	2,932
QuinStreet, Inc. *	551	3,361
RealPage, Inc. *	505	8,964
Reis, Inc. *	91	1,498
Rocket Fuel, Inc. *	29,050	931,633
Rosetta Stone, Inc. *	128	1,524
Sapiens International Corp. N.V. *	293	2,306
Sapient Corp. *	1,309	21,297
SciQuest, Inc. *	370	8,873
Seachange International, Inc. *	550	5,154
ServiceSource International, Inc. *	546	3,407
Shutterstock, Inc. *	48	3,480
SPS Commerce, Inc. *	72	3,730
SS&C Technologies Holdings, Inc. *	511	19,888
Stamps.com, Inc. *	166	5,762
Sykes Enterprises, Inc. *	329	6,511
Synchronoss Technologies, Inc. *	435	13,241
Syntel, Inc. *	187	15,020
Take-Two Interactive Software, Inc. *	938	19,116
Tangoe, Inc. *	26,940	405,178
TechTarget, Inc. *	391	2,510
Telenav, Inc. *	470	2,881
TeleTech Holdings, Inc. *	251	6,057
The Hackett Group, Inc.	327	1,962
The Rubicon Project, Inc. *	21,210	304,788
The Ultimate Software Group, Inc. *	293	35,052
TiVo, Inc. *	1,233	14,623
Travelzoo, Inc. *	203	3,642
Trulia, Inc. *	223	7,582
Tyler Technologies, Inc. *	6,871	561,017
Unisys Corp. *	582	14,183
United Online, Inc.	110	1,304
VASCO Data Security International, Inc. *	391	4,461
VeriFone Systems, Inc. *	15,711	525,376
Verint Systems, Inc. *	11,467	501,911
VirnetX Holding Corp. *	369	5,812
Virtusa Corp. *	13,531	446,117
Vistaprint N.V. *	301	11,880
Vocus, Inc. *	319	5,736
Vringo, Inc. *	563	2,303
Web.com Group, Inc. *	624	19,163
WebMD Health Corp. *	328	14,462
WEX, Inc. *	460	44,146
XO Group, Inc. *	322	3,420
Xoom Corp. *	74	1,651
Yelp, Inc. *	356	20,762
Zillow, Inc., Class A *	220	23,914
Zix Corp. *	1,200	3,936

		16,731,804

Technology Hardware & Equipment 4.8%
ADTRAN, Inc.	544	12,202
Aeroflex Holding Corp. *	348	2,662
Agilysys, Inc. *	137	1,718
Alliance Fiber Optic Products, Inc.	514	9,879
Anixter International, Inc.	285	27,924
ARRIS Group, Inc. *	1,386	36,161
Aruba Networks, Inc. *	36,289	717,434
Aviat Networks, Inc. *	1,283	1,937
Badger Meter, Inc.	136	6,739
Bel Fuse, Inc., Class B	120	2,611
Belden, Inc.	33,946	2,505,554
Benchmark Electronics, Inc. *	401	9,295
Black Box Corp.	134	2,849
CalAmp Corp. *	34,744	616,706
Calix, Inc. *	848	7,471
Checkpoint Systems, Inc. *	467	5,964
Ciena Corp. *	1,172	23,170
Cognex Corp. *	862	29,679

See financial notes 25

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coherent, Inc. *	10,004	597,339
Comtech Telecommunications Corp.	372	11,811
Control4 Corp. *	253	4,468
Cray, Inc. *	415	11,915
CTS Corp.	176	3,131
Daktronics, Inc.	790	10,286
Diebold, Inc.	27,400	1,030,514
DTS, Inc. *	346	6,439
Electro Rent Corp.	245	3,957
Electro Scientific Industries, Inc.	263	2,230
Electronics for Imaging, Inc. *	400	15,116
Emulex Corp. *	794	5,677
Extreme Networks, Inc. *	1,418	8,111
Fabrinet *	249	5,378
FARO Technologies, Inc. *	117	4,668
FEI Co.	463	36,818
Finisar Corp. *	1,149	30,046
Fusion-io, Inc. *	445	3,840
GSI Group, Inc. *	370	4,492
Harmonic, Inc. *	788	5,540
Hutchinson Technology, Inc. *	679	1,888
II-VI, Inc. *	798	11,491
Imation Corp. *	950	4,104
Immersion Corp. *	129	1,463
Infinera Corp. *	962	8,619
Insight Enterprises, Inc. *	288	7,523
InterDigital, Inc.	486	16,874
InvenSense, Inc. *	666	14,339
Itron, Inc. *	317	12,046
Ixia *	345	4,285
Kemet Corp. *	1,092	5,471
KVH Industries, Inc. *	129	1,743
Littelfuse, Inc.	273	24,720
Maxwell Technologies, Inc. *	653	9,834
Measurement Specialties, Inc. *	130	8,365
Mercury Systems, Inc. *	600	8,376
Mesa Laboratories, Inc.	31	2,657
Methode Electronics, Inc.	461	12,788
MTS Systems Corp.	7,324	472,178
Multi-Fineline Electronix, Inc. *	162	2,006
NETGEAR, Inc. *	527	17,022
Newport Corp. *	655	12,235
Numerex Corp., Class A *	148	1,517
Oplink Communications, Inc. *	255	4,371
OSI Systems, Inc. *	237	13,227
Park Electrochemical Corp.	140	3,732
Parkervision, Inc. *	408	1,860
PC Connection, Inc.	112	2,241
PC-Tel, Inc.	222	1,831
Plantronics, Inc.	482	21,001
Plexus Corp. *	494	20,708
Procera Networks, Inc. *	410	3,797
QLogic Corp. *	849	9,831
Quantum Corp. *	1,535	1,658
RealD, Inc. *	770	8,439
Rofin-Sinar Technologies, Inc. *	393	8,725
Rogers Corp. *	112	6,722
Ruckus Wireless, Inc. *	45,973	480,418
Sanmina Corp. *	993	20,108
ScanSource, Inc. *	22,306	856,773
ShoreTel, Inc. *	692	5,225
Silicon Graphics International Corp. *	411	4,965
Sonus Networks, Inc. *	1,630	5,330
Speed Commerce, Inc. *	612	2,020
Super Micro Computer, Inc. *	549	11,178
SYNNEX Corp. *	5,237	352,869
Tessco Technologies, Inc.	65	2,138
TTM Technologies, Inc. *	856	6,754
Ubiquiti Networks, Inc. *	99	3,834
Universal Display Corp. *	554	14,432
ViaSat, Inc. *	418	26,840
Vishay Precision Group, Inc. *	109	1,769
Zebra Technologies Corp., Class A *	7,400	513,856
Zygo Corp. *	108	2,078

		8,902,005

Telecommunication Services 1.3%
8x8, Inc. *	50,092	485,892
Atlantic Tele-Network, Inc.	34	2,012
Cincinnati Bell, Inc. *	1,476	4,945
Cogent Communications Group, Inc.	575	19,820
Consolidated Communications Holdings, Inc.	423	8,426
FairPoint Communications, Inc. *	420	5,729
General Communication, Inc., Class A *	408	4,260
Hawaiian Telcom Holdco, Inc. *	69	1,837
HickoryTech Corp.	160	1,899
IDT Corp., Class B	265	4,198
inContact, Inc. *	226,160	1,865,820
Inteliquent, Inc.	360	4,910
Iridium Communications, Inc. *	770	5,136
Lumos Networks Corp.	101	1,334
NII Holdings, Inc. *	972	836
NTELOS Holdings Corp.	106	1,462
Premiere Global Services, Inc. *	922	11,728
Shenandoah Telecommunications Co.	209	5,858
Straight Path Communications, Inc., Class B *	132	924
Towerstream Corp. *	1,185	2,192
USA Mobility, Inc.	257	4,402
Vonage Holdings Corp. *	1,000	3,840

		2,447,460

Transportation 1.2%
Air Transport Services Group, Inc. *	834	6,530
Allegiant Travel Co.	131	15,386
ArcBest Corp.	453	17,857
Atlas Air Worldwide Holdings, Inc. *	9,944	347,940
Echo Global Logistics, Inc. *	281	5,496
Forward Air Corp.	462	20,434
Hawaiian Holdings, Inc. *	36,749	531,023
Heartland Express, Inc.	807	17,560
Hub Group, Inc., Class A *	309	13,797
International Shipholding Corp.	71	1,913
JetBlue Airways Corp. *	2,129	16,830
Knight Transportation, Inc.	414	9,824
Landstar System, Inc.	9,605	605,019
Matson, Inc.	243	5,757
Park-Ohio Holdings Corp. *	53	3,095
Patriot Transportation Holding, Inc. *	56	1,953
Quality Distribution, Inc. *	198	2,489

26 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Republic Airways Holdings, Inc. *	835	6,939
Roadrunner Transportation Systems, Inc. *	377	9,285
Saia, Inc. *	142	5,846
Scorpio Bulkers, Inc. *	687	6,149
SkyWest, Inc.	318	3,689
Spirit Airlines, Inc. *	584	33,195
Swift Transportation Co. *	1,082	26,022
Universal Truckload Services, Inc.	73	1,800
UTi Worldwide, Inc.	47,666	466,650
Werner Enterprises, Inc.	681	17,434
Wesco Aircraft Holdings, Inc. *	138	2,796
XPO Logistics, Inc. *	615	16,691
YRC Worldwide, Inc. *	330	7,402

		2,226,801

Utilities 1.5%
ALLETE, Inc.	473	24,482
American States Water Co.	458	13,905
Artesian Resources Corp., Class A	77	1,696
Atlantic Power Corp.	1,045	3,104
Avista Corp.	534	17,168
Black Hills Corp.	521	30,088
California Water Service Group	444	9,990
Chesapeake Utilities Corp.	37	2,341
Cleco Corp.	650	34,157
Connecticut Water Service, Inc.	59	1,917
Delta Natural Gas Co., Inc.	78	1,487
Dynegy, Inc. *	908	25,833
El Paso Electric Co.	450	17,019
Genie Energy Ltd., Class B *	176	1,426
IDACORP, Inc.	546	30,652
MGE Energy, Inc.	265	10,128
Middlesex Water Co.	87	1,769
New Jersey Resources Corp.	9,029	449,012
Northwest Natural Gas Co.	399	17,664
NorthWestern Corp.	410	19,836
NRG Yield, Inc., Class A	106	4,541
Ormat Technologies, Inc.	384	10,245
Otter Tail Corp.	409	11,984
Pattern Energy Group, Inc.	180	4,824
Piedmont Natural Gas Co., Inc.	726	25,983
PNM Resources, Inc.	772	21,369
Portland General Electric Co.	947	31,696
SJW Corp.	65	1,770
South Jersey Industries, Inc.	425	24,416
Southwest Gas Corp.	511	28,110
The Empire District Electric Co.	430	10,458
The Laclede Group, Inc.	10,778	510,985
UIL Holdings Corp.	680	24,976
UNS Energy Corp.	12,511	751,411
WGL Holdings, Inc.	13,875	552,086
York Water Co.	254	5,083

		2,733,611

Total Common Stock
(Cost $148,024,381)		169,102,257

Other Investment Companies 6.8% of net assets

Equity Funds 3.2%
iShares Russell 2000 ETF	460	51,511
iShares Russell Mid-Cap ETF	37,900	5,832,431

		5,883,942

Money Market Fund 3.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	6,782,881	6,782,881

Total Other Investment Companies
(Cost $12,228,781)		12,666,823

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(d)	861	2,170

Total Rights
(Cost $2,170)		2,170

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(d)	129	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.05%, 06/19/14 (a)(b)	200,000	199,987
0.08%, 06/26/14 (a)(b)	15,000	14,998

Total Short-Term Investments
(Cost $214,985)		214,985

End of Investments.

See financial notes 27

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

At 04/30/14, the tax basis cost of the fund’s investments was $160,944,133 and the unrealized appreciation and depreciation were $28,283,418 and ($7,241,316), respectively, with a net unrealized appreciation of $21,042,102.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $397,817 or 0.2% of net assets.

ADR —	American Depositary Receipt
CVR —	Contingent Value Rights
ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	69	7,752,840	(106,270)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$169,102,257	$—	$—	$169,102,257
Other Investment Companies[1]	12,666,823	—	—	12,666,823
Rights[1]	—	—	2,170	2,170
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	214,985	—	214,985

Total	$181,769,080	$214,985	$2,170	$181,986,235

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($106,270)	$—	$—	($106,270)

[1]	As categorized in portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$2,170	$—	$—	$—	$2,170

Total	$—	$—	$—	$2,170	$—	$—	$—	$2,170

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

28 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $160,470,317)		$181,986,235
Cash		32,366
Receivables:
Investments sold		932,885
Fund shares sold		5,206,810
Dividends		124,659
Variation margin on futures contracts		15,495
Prepaid expenses	+	5,801

Total assets		188,304,251

Liabilities

Payables:
Investments bought		1,544,504
Investment adviser and administrator fees		14,369
Fund shares redeemed		5,990
Accrued expenses	+	60,596

Total liabilities		1,625,459

Net Assets

Total assets		188,304,251
Total liabilities	−	1,625,459

Net assets		$186,678,792

Net Assets by Source
Capital received from investors		172,909,785
Net investment loss		(1,072,288)
Net realized capital losses		(6,568,353)
Net unrealized capital appreciation		21,409,648

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$72,130,619		4,149,699		$17.38
Select Shares	$114,548,173		6,482,329		$17.67

See financial notes 29

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,122)		$1,155,135
Interest	+	50

Total investment income		1,155,185

Expenses

Investment adviser and administrator fees		1,089,695
Shareholder service fees:
Investor Shares		92,052
Select Shares		103,363
Portfolio accounting fees		33,332
Shareholder reports		29,876
Transfer agent fees		25,010
Professional fees		22,617
Custodian fees		22,440
Registration fees		15,233
Independent trustees’ fees		3,457
Interest expense		71
Other expenses	+	2,343

Total expenses		1,439,489
Expense reduction by CSIM and its affiliates	−	265,270

Net expenses	−	1,174,219

Net investment loss		(19,034)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		16,606,311
Net realized gains on futures contracts		81,103
Net realized losses on foreign currency transactions	+	(28)

Net realized gains		16,687,386
Net change in unrealized appreciation (depreciation) on investments		(15,101,199)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(201,265)

Net change in unrealized appreciation (depreciation)	+	(15,302,464)

Net realized and unrealized gains		1,384,922

Increase in net assets resulting from operations		$1,365,888

30 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment loss		($19,034)	($139,269)
Net realized gains		16,687,386	29,075,549
Net change in unrealized appreciation (depreciation)	+	(15,302,464)	18,424,330

Increase in net assets from operations		$1,365,888	$47,360,610

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		51,382	$926,072	122,198	$1,904,239
Select Shares	+	902,147	16,188,602	1,026,670	15,859,002

Total shares sold		953,529	$17,114,674	1,148,868	$17,763,241

Shares Redeemed
Investor Shares		(290,027)	($5,170,454)	(669,973)	($10,039,749)
Select Shares	+	(844,775)	(15,259,153)	(1,210,604)	(19,403,597)

Total shares redeemed		(1,134,802)	($20,429,607)	(1,880,577)	($29,443,346)

Net transactions in fund shares		(181,273)	($3,314,933)	(731,709)	($11,680,105)

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,813,301	$188,627,837	11,545,010	$152,947,332
Total increase or decrease	+	(181,273)	(1,949,045)	(731,709)	35,680,505

End of period		10,632,028	$186,678,792	10,813,301	$188,627,837

Net investment loss			($1,072,288)		($1,053,254)

See financial notes 31

Laudus International MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
Investor Shares	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	23.68		19.03	17.45	18.36	15.04	11.78

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.23	0.21	0.16	0.09	0.14
Net realized and unrealized gains (losses)	0.75		4.85	1.52	(0.85)	3.41	3.63

Total from investment operations	0.85		5.08	1.73	(0.69)	3.50	3.77
Less distributions:
Distributions from net investment income	(0.32)		(0.43)	(0.15)	(0.22)	(0.18)	(0.51)

Net asset value at end of period	24.21		23.68	19.03	17.45	18.36	15.04

Total return (%)	3.67	[1]	27.23	10.05	(3.87)	23.47	33.64

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[2]	1.40	1.53 [3]	1.59	1.60	1.62
Gross operating expenses	1.58	[2]	1.60	1.62	1.60	1.62	1.63
Net investment income (loss)	0.83	[2]	1.10	1.19	0.80	0.53	0.95
Portfolio turnover rate	38	[1]	65	68	78	83	96
Net assets, end of period ($ x 1,000,000)	684		675	592	665	849	931

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
Select Shares	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	23.68		19.03	17.46	18.38	15.05	11.80

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.28	0.25	0.19	0.10	0.15
Net realized and unrealized gains (losses)	0.76		4.83	1.50	(0.86)	3.43	3.64

Total from investment operations	0.87		5.11	1.75	(0.67)	3.53	3.79
Less distributions:
Distributions from net investment income	(0.36)		(0.46)	(0.18)	(0.25)	(0.20)	(0.54)

Net asset value at end of period	24.19		23.68	19.03	17.46	18.38	15.05

Total return (%)	3.75	[1]	27.43	10.20	(3.76)	23.68	33.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.25	[2]	1.25	1.37 [3]	1.45	1.48 [4]	1.47
Gross operating expenses	1.42	[2]	1.44	1.47	1.47	1.50	1.58
Net investment income (loss)	0.98	[2]	1.26	1.40	0.99	0.69	1.08
Portfolio turnover rate	38	[1]	65	68	78	83	96
Net assets, end of period ($ x 1,000,000)	1,638		1,590	1,062	961	948	630

* Unaudited.

1 Not annualized.
2 Annualized.
3 Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
4 The ratio of net operating expenses would have been 1.47% if certain non-routine expenses had not been incurred.

32 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

95.2%	Common Stock	1,766,369,267	2,209,885,346
0.4%	Preferred Stock	8,755,457	9,817,847
3.9%	Other Investment Companies	90,531,621	90,127,609
0.0%	Rights	37,496	471,511
0.0%	Warrants	—	1,403
0.2%	Short-Term Investments	4,649,679	4,649,679

99.7%	Total Investments	1,870,343,520	2,314,953,395
0.3%	Other Assets and Liabilities, Net		6,764,481

100.0%	Net Assets		2,321,717,876

	Number	Value
Security	of Shares	($)

Common Stock 95.2% of net assets

Australia 4.1%

Banks 0.4%
Australia & New Zealand Banking Group Ltd.	152,962	4,918,917
Bank of Queensland Ltd.	4,434	50,692
Bendigo & Adelaide Bank Ltd.	6,444	69,064
Commonwealth Bank of Australia	25,310	1,861,826
National Australia Bank Ltd.	36,942	1,216,403
Westpac Banking Corp.	48,839	1,599,698

		9,716,600

Capital Goods 0.4%
Leighton Holdings Ltd.	2,271	40,383
Monadelphous Group Ltd.	509,150	8,301,319

		8,341,702

Commercial & Professional Supplies 0.1%
ALS Ltd.	5,060	35,390
Brambles Ltd.	25,034	220,131
Seek Ltd.	5,528	86,578
Transfield Services Ltd. *	2,260,626	2,024,335

		2,366,434

Consumer Services 0.6%
Crown Resorts Ltd.	6,204	92,835
Echo Entertainment Group Ltd.	12,297	32,343
Flight Centre Travel Group Ltd.	16,472	826,140
G8 Education Ltd.	1,883,930	8,216,635
Invocare Ltd.	429,546	4,258,510
Tabcorp Holdings Ltd.	10,270	35,592
Tatts Group Ltd.	22,383	62,954

		13,525,009

Diversified Financials 0.1%
ASX Ltd.	2,806	92,856
Macquarie Group Ltd.	4,574	246,428
Magellan Financial Group Ltd.	248,850	2,908,156

		3,247,440

Energy 0.0%
Caltex Australia Ltd.	2,024	42,015
Origin Energy Ltd.	16,850	234,078
Santos Ltd.	14,656	187,910
Woodside Petroleum Ltd.	10,320	392,275
WorleyParsons Ltd.	3,314	51,969

		908,247

Food & Staples Retailing 0.1%
Metcash Ltd.	14,377	37,130
Wesfarmers Ltd.	18,030	717,578
Woolworths Ltd.	19,718	685,239

		1,439,947

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,985	77,565
Treasury Wine Estates Ltd.	9,858	35,108

		112,673

Health Care Equipment & Services 0.0%
Cochlear Ltd.	852	46,573
Ramsay Health Care Ltd.	1,970	82,314
Sonic Healthcare Ltd.	5,555	91,631

		220,518

Insurance 0.5%
AMP Ltd.	2,397,135	11,281,297
Insurance Australia Group Ltd.	36,812	196,751
QBE Insurance Group Ltd.	19,616	211,708
Suncorp Group Ltd.	20,038	243,345

		11,933,101

Materials 0.8%
Alumina Ltd. *	36,590	45,962
Amcor Ltd.	19,432	186,488
BHP Billiton Ltd.	50,435	1,776,149
Boral Ltd.	10,945	58,087
DuluxGroup Ltd.	188,958	1,009,265
Fortescue Metals Group Ltd.	25,404	120,159
Iluka Resources Ltd.	6,278	52,156
Incitec Pivot Ltd.	26,096	70,049
Newcrest Mining Ltd. *	11,930	116,355
Orica Ltd.	553,979	11,305,880
Pact Group Holdings Ltd. *	1,352,178	4,255,378
Rio Tinto Ltd.	6,818	393,189

		19,389,117

Media 0.1%
REA Group Ltd.	22,414	977,531

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	65,138	4,152,568

Real Estate 0.6%
CFS Retail Property Trust Group	32,493	60,834
Charter Hall Retail REIT	2,092,788	7,523,098
Dexus Property Group	92,212	97,553
Federation Centres Ltd.	22,668	52,619

See financial notes 33

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goodman Group	28,028	130,189
GPT Group	30,770	112,290
Lend Lease Group	8,133	98,295
Mirvac Group	60,508	98,740
Shopping Centres Australasia Property Group	3,392,393	5,478,522
Stockland	37,598	136,298
Westfield Group	32,509	331,730
Westfield Retail Trust	45,683	135,723

		14,255,891

Retailing 0.0%
Harvey Norman Holdings Ltd.	7,965	24,377

Software & Services 0.0%
Computershare Ltd.	7,861	90,611

Telecommunication Services 0.2%
Telstra Corp., Ltd.	958,494	4,660,299

Transportation 0.0%
Asciano Ltd.	14,625	73,803
Aurizon Holdings Ltd.	33,984	164,082
Qantas Airways Ltd. *	16,643	18,932
Sydney Airport	16,830	66,133
Toll Holdings Ltd.	10,116	49,898
Transurban Group (a)	22,864	154,420

		527,268

Utilities 0.0%
AGL Energy Ltd.	8,346	122,519
APA Group	12,878	79,822
SP AusNet	24,580	32,032

		234,373

		96,123,706

Austria 0.2%

Banks 0.0%
Erste Group Bank AG	3,933	132,245
Raiffeisen Bank International AG	1,994	63,031

		195,276

Capital Goods 0.2%
Andritz AG	1,076	66,840
Zumtobel AG	140,580	2,923,020

		2,989,860

Energy 0.0%
OMV AG	2,275	106,366

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	30,806

Materials 0.0%
Voestalpine AG	1,648	75,279

Real Estate 0.0%
BUWOG AG *	671	12,321
IMMOFINANZ AG *	13,432	49,792

		62,113

Telecommunication Services 0.0%
Telekom Austria AG	2,926	29,038

		3,488,738

Belgium 0.1%

Banks 0.0%
KBC Groep N.V.	3,974	242,505

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	122,343

Food & Staples Retailing 0.0%
Colruyt S.A.	1,136	64,236
Delhaize Group S.A.	1,527	113,705

		177,941

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,573	1,370,405

Insurance 0.0%
Ageas	3,420	147,182

Materials 0.0%
Solvay S.A.	938	152,007
Umicore S.A.	1,709	83,773

		235,780

Media 0.0%
Telenet Group Holding N.V.	838	49,114

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,687	138,379

Telecommunication Services 0.0%
Belgacom S.A.	2,281	69,816

		2,553,465

Brazil 0.6%

Capital Goods 0.0%
WEG S.A.	34,480	416,126

Consumer Services 0.1%
Kroton Educacional S.A.	101,200	2,167,648

Food, Beverage & Tobacco 0.2%
AMBEV S.A. ADR	611,486	4,433,274

Insurance 0.1%
BB Seguridade Participacoes S.A.	266,000	3,117,201

Software & Services 0.2%
Cielo S.A.	239,500	4,242,740

		14,376,989

Cambodia 0.1%

Consumer Services 0.1%
NagaCorp Ltd.	3,128,000	2,850,263

Canada 4.6%

Automobiles & Components 0.3%
Linamar Corp.	114,890	5,751,576

Banks 0.2%
The Toronto-Dominion Bank	116,921	5,624,966

Capital Goods 0.3%
ATS Automation Tooling Systems, Inc. *	283,100	3,667,734
CAE, Inc.	284,771	3,759,533

		7,427,267

34 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.4%
Ritchie Bros. Auctioneers, Inc.	152,200	3,803,438
Stantec, Inc.	93,080	5,516,607

		9,320,045

Consumer Durables & Apparel 0.0%
Gildan Activewear, Inc.	14,500	741,239

Diversified Financials 0.4%
CI Financial Corp.	71,926	2,336,176
Element Financial Corp. *	593,550	7,110,361

		9,446,537

Energy 1.3%
Africa Oil Corp. *	410,020	3,138,725
Canadian Natural Resources Ltd.	94,132	3,835,532
Enbridge, Inc.	108,379	5,229,839
Pason Systems, Inc.	256,900	7,134,744
Raging River Exploration, Inc. *	846,840	7,455,870
Suncor Energy, Inc.	85,500	3,298,153

		30,092,863

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	64,986	1,831,502

Materials 0.6%
Capstone Mining Corp. *	1,198,260	3,159,501
CCL Industries, Inc., Class B	76,730	6,976,791
West Fraser Timber Co., Ltd.	63,340	2,831,678

		12,967,970

Media 0.2%
Thomson Reuters Corp.	111,300	4,028,348

Real Estate 0.5%
FirstService Corp.	111,237	5,490,554
Morguard Real Estate Investment Trust	135,490	2,077,995
Northern Property Real Estate Investment Trust	178,000	4,543,990

		12,112,539

Transportation 0.3%
Canadian National Railway Co.	59,527	3,486,496
Canadian Pacific Railway Ltd.	19,476	3,037,672

		6,524,168

		105,869,020

China 1.2%

Capital Goods 0.2%
CIMC Enric Holdings Ltd.	1,976,000	2,866,584
Haitian International Holdings Ltd.	1,426,000	2,872,843

		5,739,427

Energy 0.1%
Hilong Holding Ltd.	2,729,000	1,425,907

Insurance 0.1%
Ping An Insurance (Group) Co. of China Ltd., Class H	214,000	1,588,335

Materials 0.0%
AMVIG Holdings Ltd.	2,290,000	833,647

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sihuan Pharmaceutical Holdings Group Ltd.	639,000	701,331
WuXi PharmaTech Cayman, Inc. ADR *	34,975	1,189,150

		1,890,481

Retailing 0.0%
Vipshop Holdings Ltd. ADR *	6,616	927,497

Software & Services 0.4%
58.Com, Inc. ADR *	72,370	2,878,879
Baidu, Inc. ADR *	7,886	1,213,261
Qihoo 360 Technology Co., Ltd. ADR *	8,746	737,987
Tencent Holdings Ltd.	27,800	1,750,286
YY, Inc. ADR *	54,880	3,147,917

		9,728,330

Technology Hardware & Equipment 0.2%
Ju Teng International Holdings Ltd.	4,942,000	3,664,346

Utilities 0.1%
ENN Energy Holdings Ltd.	242,000	1,692,624

		27,490,594

Denmark 2.4%

Banks 0.1%
Danske Bank A/S	10,154	287,289
Jyske Bank A/S - Reg’d *	24,860	1,366,800

		1,654,089

Capital Goods 0.5%
Vestas Wind Systems A/S *	245,220	10,890,484

Consumer Durables & Apparel 0.2%
Pandora A/S	62,462	4,210,597

Energy 0.2%
OW Bunker A/S *	126,020	4,146,011

Food, Beverage & Tobacco 0.5%
Carlsberg A/S, Class B	1,681	168,154
Royal UNIBREW *	72,340	11,260,562

		11,428,716

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	24,486	2,056,651
GN Store Nord A/S	61,143	1,477,134
William Demant Holding A/S *	443	39,698

		3,573,483

Insurance 0.0%
Tryg A/S	368	34,950

Materials 0.6%
Christian Hansen Holding A/S	319,298	14,395,474
Novozymes A/S, B Shares	3,747	179,650

		14,575,124

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	75,223	3,414,070

Software & Services 0.1%
SimCorp A/S	31,221	1,198,691

Telecommunication Services 0.0%
TDC A/S	13,238	124,260

See financial notes 35

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.0%
AP Moeller - Maersk A/S, Series A	45	102,234
AP Moeller - Maersk A/S, Series B	100	238,726
DSV A/S	3,059	102,168

		443,128

		55,693,603

Finland 1.0%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	1,651	65,700

Capital Goods 0.6%
Cramo Oyj	276,570	6,179,667
Kone Oyj, Class B	40,148	1,720,961
Metso Oyj	1,916	77,119
Sanitec Corp. *	510,000	5,878,828
Wartsila Oyj Abp	2,658	148,383

		14,004,958

Energy 0.0%
Neste Oil Oyj	1,922	39,464

Insurance 0.4%
Sampo Oyj, A Shares	178,753	8,883,945

Materials 0.0%
Stora Enso Oyj, R Shares	8,723	89,076
UPM-Kymmene Oyj	8,330	145,890

		234,966

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	43,586

Technology Hardware & Equipment 0.0%
Nokia Oyj *	59,321	444,170

Telecommunication Services 0.0%
Elisa Oyj	2,120	63,324

Utilities 0.0%
Fortum Oyj	6,918	156,292

		23,936,405

France 9.7%

Automobiles & Components 0.7%
Compagnie Generale des Etablissements Michelin	2,955	362,374
Plastic Omnium S.A.	333,980	11,363,783
Renault S.A.	2,997	293,016
Valeo S.A.	34,023	4,672,352

		16,691,525

Banks 1.0%
BNP Paribas S.A.	307,314	23,092,946
Credit Agricole S.A. *	15,951	251,682
Natixis	13,865	98,423
Societe Generale S.A.	11,282	702,611

		24,145,662

Capital Goods 1.0%
Alstom S.A.	3,268	135,047
Bouygues S.A.	2,833	127,601
Compagnie de Saint-Gobain	111,319	6,820,008
Legrand S.A.	4,048	261,566
LISI	10,966	1,780,000
Nexans S.A.	63,503	3,575,324
Rexel S.A.	3,743	94,510
Safran S.A.	44,183	2,973,611
Schneider Electric S.A.	8,655	812,453
Thales S.A.	1,517	96,595
Vallourec S.A.	1,597	94,375
Vinci S.A.	66,186	4,997,461
Zodiac Aerospace	41,350	1,374,790

		23,143,341

Commercial & Professional Supplies 0.0%
Bureau Veritas S.A.	3,576	109,586
Edenred	3,517	118,870
Societe BIC S.A.	431	57,182

		285,638

Consumer Durables & Apparel 1.5%
Christian Dior S.A.	25,961	5,341,624
Hermes International	2,324	816,050
Kering	66,782	14,770,265
LVMH Moet Hennessy Louis Vuitton S.A.	61,352	12,085,990
Nexity S.A.	62,900	2,821,539

		35,835,468

Consumer Services 0.0%
Accor S.A.	2,594	127,001
Sodexo	1,491	160,752

		287,753

Diversified Financials 0.0%
Eurazeo S.A.	520	43,836
Wendel S.A.	493	74,317

		118,153

Energy 1.0%
CGG S.A. *	2,590	44,812
Gaztransport Et Technigaz S.A. *	196,203	13,593,773
Technip S.A.	1,522	171,314
Total S.A.	129,857	9,290,509

		23,100,408

Food & Staples Retailing 0.0%
Carrefour S.A.	9,697	377,999
Casino Guichard Perrachon S.A.	918	116,975

		494,974

Food, Beverage & Tobacco 1.1%
Danone S.A.	183,147	13,523,397
Pernod-Ricard S.A.	98,022	11,763,466
Remy Cointreau S.A.	330	29,022

		25,315,885

Health Care Equipment & Services 0.3%
Essilor International S.A.	3,172	339,681
Korian-Medica	169,948	6,384,855

		6,724,536

Household & Personal Products 0.0%
L’Oreal S.A.	3,759	647,845

Insurance 0.5%
AXA S.A.	325,726	8,500,148
CNP Assurances	2,943	67,894

36 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Euler Hermes S.A.	18,708	2,257,193
SCOR SE	2,591	94,812

		10,920,047

Materials 0.1%
Air Liquide S.A.	4,863	695,737
Arkema S.A.	947	105,772
Imerys S.A.	509	44,699
Lafarge S.A.	2,886	264,066

		1,110,274

Media 0.3%
Eutelsat Communications S.A.	2,392	82,281
JC Decaux S.A.	997	40,927
Lagardere S.C.A.	1,770	74,182
Publicis Groupe S.A.	66,593	5,696,983

		5,894,373

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Boiron S.A. (b)	74,612	6,291,515
Eurofins Scientific	28,179	7,825,211
Sanofi	47,067	5,079,463

		19,196,189

Real Estate 0.1%
Fonciere Des Regions	412	41,849
Gecina S.A.	329	44,284
ICADE	684	69,787
Klepierre	1,564	71,758
Unibail-Rodamco SE	11,102	3,000,252

		3,227,930

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	91,137

Software & Services 0.2%
AtoS	1,151	99,437
Cap Gemini S.A.	10,490	741,157
Criteo S.A. ADR *	109,120	3,489,658
Dassault Systemes S.A.	981	120,720

		4,450,972

Technology Hardware & Equipment 0.6%
Alcatel-Lucent *	44,578	176,784
Ingenico	61,707	5,384,636
Neopost S.A.	86,351	7,090,548

		12,651,968

Telecommunication Services 0.1%
Iliad S.A.	430	116,031
Orange S.A.	29,345	475,426
Vivendi S.A.	18,974	509,770

		1,101,227

Transportation 0.0%
Aeroports de Paris	519	64,541
Groupe Eurotunnel S.A. - Reg’d	8,871	119,091

		183,632

Utilities 0.4%
Electricite de France	3,627	139,280
GDF Suez	20,731	522,492
Rubis S.C.A.	106,491	7,582,551
Suez Environnement Co.	4,195	82,430
Veolia Environnement S.A.	5,454	101,749

		8,428,502

		224,047,439

Germany 9.9%

Automobiles & Components 2.0%
Bayerische Motoren Werke AG	162,177	20,386,450
Continental AG	25,402	5,977,206
Daimler AG - Reg’d	148,802	13,853,336
ElringKlinger AG	121,753	4,915,545
Volkswagen AG	442	118,522

		45,251,059

Banks 0.7%
Aareal Bank AG *	336,490	15,295,041
Commerzbank AG *	15,332	273,388

		15,568,429

Capital Goods 2.2%
Brenntag AG	12,922	2,340,825
DMG MORI SEIKI AG	246,400	7,764,419
Duerr AG	56,531	4,473,058
GEA Group AG	2,817	126,169
Hochtief AG	480	44,753
MAN SE	665	85,273
MTU Aero Engines AG	124,200	11,710,379
Norma Group SE	350,318	18,384,789
OSRAM Licht AG *	1,220	64,049
Rational AG	11,284	3,604,040
Siemens AG - Reg’d	12,394	1,635,019

		50,232,773

Commercial & Professional Supplies 0.5%
Bertrandt AG	6,203	939,661
Bilfinger SE	81,100	9,669,174

		10,608,835

Consumer Durables & Apparel 0.0%
adidas AG	3,242	346,575
Hugo Boss AG	537	74,604

		421,179

Diversified Financials 0.3%
Aurelius AG	155,910	5,793,956
Deutsche Bank AG - Reg’d	15,999	704,683
Deutsche Boerse AG	3,030	222,199

		6,720,838

Food & Staples Retailing 0.0%
Metro AG *	1,944	77,884

Food, Beverage & Tobacco 0.0%
Suedzucker AG	1,360	29,062

Health Care Equipment & Services 0.0%
Celesio AG	1,275	44,312
Fresenius Medical Care AG & Co. KGaA	3,455	238,041
Fresenius SE & Co. KGaA	1,919	291,981

		574,334

Household & Personal Products 0.0%
Beiersdorf AG	1,597	160,314
Henkel AG & Co. KGaA	2,052	210,983

		371,297

See financial notes 37

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.8%
Allianz SE - Reg’d	106,443	18,524,259
Hannover Rueck SE	904	84,237
Muenchener Rueckversicherungs AG - Reg’d	2,796	646,320

		19,254,816

Materials 1.0%
BASF SE	72,396	8,398,349
HeidelbergCement AG	2,226	193,413
K&S AG - Reg’d	2,720	95,309
LANXESS AG	1,318	100,368
Linde AG	2,933	609,139
Symrise AG	279,761	14,132,577
ThyssenKrupp AG *	6,977	199,139

		23,728,294

Media 0.3%
Axel Springer SE	593	36,210
GFK SE (b)	64,177	3,312,136
Kabel Deutschland Holding AG	340	46,047
ProSiebenSat.1 Media AG - Reg’d	75,612	3,309,373
Sky Deutschland AG *	6,081	52,188

		6,755,954

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG - Reg’d	49,941	6,943,880
Merck KGaA	1,024	173,101
MorphoSys AG *	53,085	4,553,315
QIAGEN N.V. *	169,552	3,722,290

		15,392,586

Real Estate 0.0%
Deutsche Wohnen AG	39,988	858,438

Retailing 0.3%
Fielmann AG	50,098	6,777,559

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	245,763	2,857,556

Software & Services 0.9%
SAP AG	95,323	7,704,673
United Internet AG - Reg’d	1,612	69,250
Wirecard AG	326,778	13,766,153

		21,540,076

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	18,522	1,213,344

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	45,165	758,820
Telefonica Deutschland Holding AG	3,480	28,951

		787,771

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d	3,433	86,212
Deutsche Post AG - Reg’d	14,072	530,978
Fraport AG Frankfurt Airport Services Worldwide	551	40,751

		657,941

Utilities 0.0%
E.ON SE	28,121	538,653
RWE AG	7,791	297,313

		835,966

		230,515,991

Greece 0.3%

Diversified Financials 0.3%
Hellenic Exchanges S.A.	521,490	6,148,173

Hong Kong 2.5%

Automobiles & Components 0.1%
Nexteer Automotive Group Ltd. *	2,736,000	1,799,862

Banks 0.0%
Bank of East Asia Ltd.	21,000	86,748
BOC Hong Kong (Holdings) Ltd.	58,000	170,182
Hang Seng Bank Ltd.	12,000	195,913

		452,843

Capital Goods 0.0%
Hopewell Holdings Ltd.	8,500	29,314
Hutchison Whampoa Ltd.	33,000	452,743
Noble Group Ltd.	73,000	75,167
NWS Holdings Ltd.	20,000	34,299

		591,523

Consumer Durables & Apparel 0.5%
Li & Fung Ltd.	90,000	131,002
Man Wah Holdings Ltd.	2,986,400	4,904,592
Techtronic Industries Co.	2,239,000	7,153,874
Yue Yuen Industrial Holdings Ltd.	11,000	34,078

		12,223,546

Consumer Services 0.4%
Galaxy Entertainment Group Ltd. *	34,000	268,402
Melco International Development Ltd.	839,000	2,582,048
MGM China Holdings Ltd.	269,200	940,634
Paradise Entertainment Ltd. *	6,672,000	4,979,880
Sands China Ltd.	38,000	278,987
Shangri-La Asia Ltd.	26,000	42,931
SJM Holdings Ltd.	29,683	82,576
Wynn Macau Ltd.	23,200	91,816

		9,267,274

Diversified Financials 0.1%
First Pacific Co., Ltd.	36,000	40,032
Hong Kong Exchanges & Clearing Ltd.	61,600	1,107,773

		1,147,805

Insurance 0.2%
AIA Group Ltd.	907,800	4,415,170

Real Estate 0.1%
Cheung Kong (Holdings) Ltd.	21,410	365,626
Hang Lung Properties Ltd.	35,000	104,393
Henderson Land Development Co., Ltd.	16,500	98,628
Hysan Development Co., Ltd.	10,000	42,889
Kerry Properties Ltd.	11,000	36,223
New World Development Co., Ltd.	72,000	74,491
Sino Land Co., Ltd.	44,000	65,977
Sun Hung Kai Properties Ltd.	25,000	315,451

38 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Swire Pacific Ltd., Class A	10,500	121,270
Swire Properties Ltd.	17,800	53,606
The Link REIT	35,500	176,745
Wharf Holdings Ltd.	23,349	163,913
Wheelock & Co., Ltd.	14,000	57,787

		1,676,999

Retailing 0.1%
Emperor Watch & Jewellery Ltd.	25,220,000	1,891,203

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	242,200	2,692,864
Xinyi Solar Holdings Ltd. *	14,150,000	3,819,243

		6,512,107

Software & Services 0.2%
21Vianet Group Inc. ADR *	191,220	4,593,104

Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc.	1,374,000	7,693,479
China High Precision Automation Group Ltd. *(a)(b)	766,000	—

		7,693,479

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	34,000	35,647
PCCW Ltd.	60,000	32,039

		67,686

Transportation 0.2%
Cathay Pacific Airways Ltd.	18,000	34,018
MTR Corp., Ltd.	23,500	88,804
Pacific Basin Shipping Ltd.	7,273,000	4,244,205

		4,367,027

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	11,400	74,500
CLP Holdings Ltd.	28,500	227,841
Hong Kong & China Gas Co., Ltd.	89,540	206,605
Power Assets Holdings Ltd.	21,000	181,532

		690,478

		57,390,106

India 1.2%

Automobiles & Components 0.7%
Apollo Tyres Ltd.	2,101,490	5,563,091
Bharat Forge Ltd.	984,580	6,673,229
Tata Motors Ltd.	397,587	2,750,212

		14,986,532

Banks 0.2%
HDFC Bank Ltd.	242,558	2,903,197
Housing Development Finance Corp., Ltd.	134,757	2,009,169

		4,912,366

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sun Pharmaceutical Industries Ltd.	257,134	2,701,251

Software & Services 0.2%
HCL Technologies Ltd.	75,893	1,766,060
Tata Consultancy Services Ltd.	49,484	1,796,287
Tech Mahindra Ltd.	42,856	1,303,103

		4,865,450

		27,465,599

Indonesia 0.4%

Automobiles & Components 0.1%
PT Astra International Tbk	3,629,400	2,338,393

Banks 0.2%
PT Bank Rakyat Indonesia (Persero) Tbk	3,618,400	3,107,318

Retailing 0.1%
PT Matahari Department Store Tbk *	2,134,800	2,773,834

		8,219,545

Ireland 1.6%

Banks 0.0%
Bank of Ireland *	366,051	142,925

Commercial & Professional Supplies 0.6%
Experian plc	788,991	15,169,910

Energy 0.1%
Dragon Oil plc	139,035	1,478,957

Food, Beverage & Tobacco 0.3%
Glanbia plc (f)	358,556	5,345,019
Glanbia plc (f)	38,400	573,487
Kerry Group plc, Class A	2,289	180,694

		6,099,200

Materials 0.2%
CRH plc	98,546	2,869,025
Smurfit Kappa Group plc	93,144	2,075,033

		4,944,058

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Shire plc	145,041	8,295,176

		36,130,226

Israel 0.5%

Banks 0.0%
Bank Hapoalim B.M.	15,869	89,644
Bank Leumi Le-Israel B.M. *	18,157	71,044
Mizrahi Tefahot Bank Ltd.	1,853	24,770

		185,458

Energy 0.0%
Delek Group Ltd.	68	27,560

Materials 0.3%
Caesarstone Sdot-Yam Ltd.	116,190	6,062,794
Israel Chemicals Ltd.	6,666	59,163
The Israel Corp., Ltd. *	35	19,764

		6,141,721

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Teva Pharmaceutical Industries Ltd.	13,176	645,887

Software & Services 0.2%
Check Point Software Technologies Ltd. *	88,320	5,657,779

See financial notes 39

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NICE Systems Ltd.	898	38,864

		5,696,643

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	26,399	47,841

		12,745,110

Italy 2.6%

Automobiles & Components 0.2%
Fiat S.p.A. *	13,397	161,738
Piaggio & C. S.p.A.	844,535	3,494,239
Pirelli & C. S.p.A	3,567	60,055

		3,716,032

Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *	73,168	24,454
Banca Popolare Di Milano Scarl *	4,201,040	4,248,523
Banco Popolare SC *	5,625	116,248
Intesa Sanpaolo S.p.A.	5,693,404	19,482,993
UniCredit S.p.A.	68,003	609,283
Unione di Banche Italiane S.C.P.A.	13,950	133,160

		24,614,661

Capital Goods 0.4%
Finmeccanica S.p.A. *	6,068	56,156
Interpump Group S.p.A.	573,760	8,134,709
Prysmian S.p.A.	3,054	79,541

		8,270,406

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	2,543	145,858
Prada S.p.A.	71,700	575,036

		720,894

Diversified Financials 0.6%
Azimut Holding S.p.A.	39,417	1,230,510
Banca Generali S.p.A.	431,680	13,588,104
Exor S.p.A.	1,831	83,688
Mediobanca S.p.A. *	7,747	85,984

		14,988,286

Energy 0.1%
Eni S.p.A.	40,037	1,036,931
Saipem S.p.A.	4,111	110,269
Tenaris S.A.	7,371	162,942

		1,310,142

Insurance 0.0%
Assicurazioni Generali S.p.A.	18,445	431,268
UnipolSai S.p.A. *	13,870	51,035

		482,303

Retailing 0.0%
World Duty Free S.p.A. *	66,796	897,364

Technology Hardware & Equipment 0.2%
Ei Towers S.p.A.	75,510	4,295,109

Telecommunication Services 0.0%
Telecom Italia S.p.A. *	161,264	207,229
Telecom Italia S.p.A. - RSP	90,360	89,815

		297,044

Transportation 0.0%
Atlantia S.p.A.	6,011	156,580

Utilities 0.0%
Enel Green Power S.p.A.	26,240	75,099
Enel S.p.A.	103,014	583,464
Snam S.p.A.	32,654	196,412
Terna - Rete Elettrica Nationale S.p.A.	24,618	133,373

		988,348

		60,737,169

Japan 11.5%

Automobiles & Components 2.6%
Aisin Seiki Co., Ltd.	2,900	102,484
Bridgestone Corp.	10,100	361,636
Daihatsu Motor Co., Ltd.	3,000	49,692
Denso Corp.	21,200	965,719
F.C.C. Co., Ltd.	260,400	4,451,174
Fuji Heavy Industries Ltd.	294,200	7,735,892
Honda Motor Co., Ltd.	440,407	14,614,760
Isuzu Motors Ltd.	18,317	106,377
Koito Manufacturing Co., Ltd.	1,485	32,298
Mazda Motor Corp.	44,000	196,735
Mitsubishi Motors Corp.	9,800	106,215
Musashi Seimitsu Industry Co., Ltd.	168,000	3,707,247
NGK Spark Plug Co., Ltd.	3,000	68,684
NHK Spring Co., Ltd.	2,200	19,914
Nifco, Inc.	302,300	8,443,551
Nissan Motors Co., Ltd.	38,900	335,652
NOK Corp.	1,600	26,158
Stanley Electric Co., Ltd.	2,200	48,761
Sumitomo Rubber Industries Ltd.	2,600	36,134
Suzuki Motor Corp.	5,900	152,220
The Yokohama Rubber Co., Ltd.	3,000	26,796
Toyoda Gosei Co., Ltd.	1,000	18,426
Toyota Boshoku Corp.	1,000	10,337
Toyota Industries Corp.	2,514	115,890
Toyota Motor Corp.	312,977	16,909,568
TS Tech Co., Ltd.	16,200	432,051
Yamaha Motor Co., Ltd.	4,200	64,835

		59,139,206

Banks 0.6%
Aozora Bank Ltd.	16,000	47,597
Fukuoka Financial Group, Inc.	12,000	49,008
Hokuhoku Financial Group, Inc.	15,000	28,946
Mitsubishi UFJ Financial Group, Inc.	199,600	1,061,771
Mizuho Financial Group, Inc.	360,900	706,861
Resona Holdings, Inc.	33,900	173,331
Seven Bank Ltd.	8,900	33,742
Shinsei Bank Ltd.	28,000	54,589
Sumitomo Mitsui Financial Group, Inc.	208,700	8,249,974
Sumitomo Mitsui Trust Holdings, Inc.	53,000	218,397
Suruga Bank Ltd.	122,000	2,092,784
The Bank of Kyoto Ltd.	5,000	40,740
The Bank of Yokohama Ltd.	19,000	95,496
The Chiba Bank Ltd.	12,000	76,277

40 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Chugoku Bank Ltd.	3,000	39,769
The Gunma Bank Ltd.	6,000	31,892
The Hachijuni Bank Ltd.	7,000	38,269
The Hiroshima Bank Ltd.	8,000	32,914
The Iyo Bank Ltd.	4,000	35,964
The Joyo Bank Ltd.	10,000	48,671
The Nishi-Nippon City Bank Ltd.	10,000	22,746
The Shizuoka Bank Ltd.	8,454	80,778
Yamaguchi Financial Group, Inc.	3,274	30,192

		13,290,708

Capital Goods 1.9%
Aica Kogyo Co., Ltd.	249,300	5,213,438
Aida Engineering Ltd.	387,700	3,700,892
Amada Co., Ltd.	6,000	43,393
Asahi Glass Co., Ltd.	16,000	90,710
Chiyoda Corp.	2,417	32,411
Daifuku Co., Ltd.	486,600	5,610,316
Daikin Industries Ltd.	86,400	4,997,732
FANUC Corp.	17,151	3,094,656
Fuji Electric Co., Ltd.	8,000	36,306
Hino Motors Ltd.	4,000	52,697
Hitachi Construction Machinery Co., Ltd.	1,600	29,690
IHI Corp.	20,000	79,745
ITOCHU Corp.	226,800	2,542,380
JGC Corp.	3,000	97,144
JTEKT Corp.	3,300	48,149
Kajima Corp.	13,000	49,498
Kawasaki Heavy Industries Ltd.	23,000	85,366
Kinden Corp.	2,000	18,413
Komatsu Ltd.	14,600	321,438
Kubota Corp.	17,000	219,105
Kurita Water Industries Ltd.	1,700	35,802
LIXIL Group Corp.	4,000	106,000
Mabuchi Motor Co., Ltd.	400	27,391
Makita Corp.	1,700	90,420
Marubeni Corp.	25,445	170,034
MISUMI Group, Inc.	27,100	659,457
Mitsubishi Corp.	22,149	396,629
Mitsubishi Electric Corp.	30,000	341,605
Mitsubishi Heavy Industries Ltd.	48,000	252,717
Mitsui & Co., Ltd.	27,200	385,760
Nabtesco Corp.	1,400	30,224
NGK Insulators Ltd.	4,000	75,644
Nidec Corp.	65,800	3,720,035
NSK Ltd.	7,000	73,589
Obayashi Corp.	10,000	64,569
Sanwa Holdings Corp.	468,000	2,859,123
Shimizu Corp.	9,000	51,018
SMC Corp.	10,637	2,532,199
Sojitz Corp.	18,800	29,644
Sumitomo Corp.	17,400	225,860
Sumitomo Electric Industries Ltd.	11,800	163,326
Sumitomo Heavy Industries Ltd.	9,000	38,294
Tadano Ltd.	289,000	4,086,401
Taisei Corp.	15,000	69,539
The Japan Steel Works Ltd.	5,000	21,126
THK Co., Ltd.	1,800	38,046
Toshiba Corp.	62,000	242,845
TOTO Ltd.	86,313	1,220,928
Toyota Tsusho Corp.	3,200	84,285

		44,455,989

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	9,000	81,066
Meitec Corp.	43,200	1,150,128
Park24 Co., Ltd.	1,500	27,419
Secom Co., Ltd.	54,300	3,117,531
Toppan Printing Co., Ltd.	9,000	61,810

		4,437,954

Consumer Durables & Apparel 0.3%
Asics Corp.	2,200	42,819
Casio Computer Co., Ltd.	3,600	41,081
Fujitsu General Ltd.	449,000	5,181,423
Iida Group Holdings Co., Ltd.	2,000	29,847
Namco Bandai Holdings, Inc.	2,900	62,655
Nikon Corp.	5,300	83,096
Panasonic Corp.	33,900	369,512
Rinnai Corp.	500	41,669
Sankyo Co., Ltd.	800	31,993
Sega Sammy Holdings, Inc.	3,200	64,503
Sekisui Chemical Co., Ltd.	7,000	70,939
Sekisui House Ltd.	8,355	100,290
Sharp Corp. *	24,419	61,213
Shimano, Inc.	1,145	114,456
Sony Corp.	16,500	289,667
Yamaha Corp.	2,400	32,157

		6,617,320

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	38,048
McDonald’s Holdings Co., Ltd.	1,000	27,668
Oriental Land Co., Ltd.	800	119,851

		185,567

Diversified Financials 0.8%
Acom Co., Ltd. *	6,100	20,790
AEON Financial Service Co., Ltd.	2,000	50,367
Century Tokyo Leasing Corp.	32,300	934,753
Credit Saison Co., Ltd.	2,600	55,388
Daiwa Securities Group, Inc.	1,384,000	10,377,836
Japan Exchange Group, Inc.	4,000	79,144
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,700	42,924
Nomura Holdings, Inc.	56,200	325,447
ORIX Corp.	393,500	5,701,753
SBI Holdings, Inc.	3,336	38,150

		17,626,552

Energy 0.0%
Idemitsu Kosan Co., Ltd.	1,300	28,748
Inpex Corp.	13,600	198,334
Japan Petroleum Exploration Co.	400	14,890
JX Holdings, Inc.	34,900	181,334
Showa Shell Sekiyu K.K.	2,800	28,404
TonenGeneral Sekiyu K.K.	4,367	41,250

		492,960

Food & Staples Retailing 0.1%
Aeon Co., Ltd.	9,500	109,722
FamilyMart Co., Ltd.	1,000	41,525
Lawson, Inc.	929	64,521
Seven & i Holdings Co., Ltd.	11,700	461,638
Sundrug Co., Ltd.	2,800	114,555

See financial notes 41

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tsuruha Holdings, Inc.	8,100	815,237

		1,607,198

Food, Beverage & Tobacco 0.2%
Ajinomoto Co., Inc.	10,000	147,178
Ariake Japan Co., Ltd.	131,000	3,164,280
Asahi Group Holdings Ltd.	6,100	168,560
Calbee, Inc.	1,200	29,429
Coca-Cola West Co., Ltd.	900	15,664
Japan Tobacco, Inc.	17,300	568,626
Kikkoman Corp.	3,000	60,955
Kirin Holdings Co., Ltd.	14,000	193,900
MEIJI Holdings Co., Ltd.	1,000	61,367
Nippon Meat Packers, Inc.	3,000	51,994
Nisshin Seifun Group, Inc.	3,300	38,394
Nissin Foods Holdings Co., Ltd.	900	43,080
Suntory Beverage & Food Ltd.	2,300	80,321
Toyo Suisan Kaisha Ltd.	1,365	43,723
Yakult Honsha Co., Ltd.	1,500	81,075
Yamazaki Baking Co., Ltd.	2,000	24,437

		4,772,983

Health Care Equipment & Services 1.0%
Alfresa Holdings Corp.	600	37,354
Hogy Medical Co., Ltd.	97,200	5,013,196
M3, Inc.	308,000	4,225,313
Medipal Holdings Corp.	2,200	30,944
Miraca Holdings, Inc.	125,800	5,453,092
Olympus Corp. *	208,100	6,356,305
Ship Healthcare Holdings, Inc.	83,700	2,854,374
Suzuken Co., Ltd.	1,100	39,650
Sysmex Corp.	2,200	69,744
Terumo Corp.	4,800	95,259

		24,175,231

Household & Personal Products 0.2%
Kao Corp.	64,200	2,416,963
Pigeon Corp.	65,500	2,932,504
Shiseido Co., Ltd.	5,400	96,476
Unicharm Corp.	1,800	97,610

		5,543,553

Insurance 0.0%
MS&AD Insurance Group Holdings	7,810	175,195
NKSJ Holdings, Inc.	5,900	147,198
Sony Financial Holdings, Inc.	2,600	41,691
T&D Holdings, Inc.	8,700	103,846
The Dai-ichi Life Insurance Co., Ltd.	13,100	181,524
Tokio Marine Holdings, Inc.	11,000	324,125

		973,579

Materials 0.5%
Air Water, Inc.	2,278	31,963
Asahi Kasei Corp.	351,463	2,389,526
Daicel Corp.	5,000	41,874
Daido Steel Co., Ltd.	4,373	21,381
Hitachi Chemical Co., Ltd.	1,600	23,539
Hitachi Metals Ltd.	3,000	40,738
JFE Holdings, Inc.	7,300	134,913
JSR Corp.	2,700	44,245
Kaneka Corp.	4,337	25,438
Kansai Paint Co., Ltd.	3,373	47,157
Kobe Steel Ltd.	47,000	61,695
Kuraray Co., Ltd.	5,200	58,468
Kureha Corp.	1,073,000	5,074,107
Maruichi Steel Tube Ltd.	700	17,756
Mitsubishi Chemical Holdings Corp.	20,500	82,042
Mitsubishi Gas Chemical Co., Inc.	6,000	34,641
Mitsubishi Materials Corp.	17,000	49,309
Mitsui Chemicals, Inc.	12,000	29,241
Nippon Kayaku Co., Ltd.	49,000	583,102
Nippon Paint Co., Ltd.	3,000	46,414
Nippon Steel & Sumitomo Metal Corp.	120,000	314,837
Nitto Denko Corp.	2,500	108,240
Oji Holdings Corp.	13,000	54,619
Shin-Etsu Chemical Co., Ltd.	6,424	376,845
Showa Denko K.K.	22,000	29,314
Sumitomo Chemical Co., Ltd.	24,000	90,039
Sumitomo Metal Mining Co., Ltd.	8,000	120,836
Taiheiyo Cement Corp.	20,000	70,158
Taiyo Nippon Sanso Corp.	4,000	31,883
Teijin Ltd.	14,000	34,413
Toray Industries, Inc.	23,000	150,116
Toyo Seikan Group Holdings Ltd.	2,300	34,205
Ube Industries Ltd.	15,000	25,413
Yamato Kogyo Co., Ltd.	600	17,303

		10,295,770

Media 0.0%
Dentsu, Inc.	3,600	147,646
Hakuhodo DY Holdings, Inc.	3,500	27,150
Toho Co., Ltd.	1,700	32,729

		207,525

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Astellas Pharma, Inc.	295,500	3,294,673
Chugai Pharmaceutical Co., Ltd.	3,400	85,812
Daiichi Sankyo Co., Ltd.	10,500	176,130
Dainippon Sumitomo Pharma Co., Ltd.	2,400	36,398
Eisai Co., Ltd.	3,800	146,752
Hisamitsu Pharmaceutical Co., Inc.	900	37,667
Kyowa Hakko Kirin Co., Ltd.	4,000	45,551
Mitsubishi Tanabe Pharma Corp.	3,400	46,622
Ono Pharmaceutical Co., Ltd.	1,300	103,108
Otsuka Holdings Co., Ltd.	5,900	169,966
Santen Pharmaceutical Co., Ltd.	1,100	49,027
Shionogi & Co., Ltd.	4,500	78,878
Taisho Pharmaceutical Holdings Co., Ltd.	600	44,224
Takeda Pharmaceutical Co., Ltd.	12,200	548,757
Tsumura & Co.	900	21,392

		4,884,957

Real Estate 0.2%
Aeon Mall Co., Ltd.	2,100	50,068
Daito Trust Construction Co., Ltd.	14,400	1,465,356
Daiwa House Industry Co., Ltd.	9,000	152,061
Hulic Co., Ltd.	3,700	44,628
Japan Prime Realty Investment Corp.	11	38,709
Japan Real Estate Investment Corp.	18	95,428

42 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Japan Retail Fund Investment Corp.	34	68,385
Mitsubishi Estate Co., Ltd.	20,255	459,594
Mitsui Fudosan Co., Ltd.	13,000	384,822
Nippon Building Fund, Inc.	22	121,978
Nippon Prologis REIT, Inc.	20	42,356
Nomura Real Estate Holdings, Inc.	2,000	37,368
NTT Urban Development Corp.	1,700	14,952
Sumitomo Realty & Development Co., Ltd.	32,495	1,260,785
Tokyo Tatemono Co., Ltd.	8,000	63,798
Tokyu Fudosan Holdings Corp.	7,000	50,890
United Urban Investment Corp.	41	61,879

		4,413,057

Retailing 0.3%
ABC-Mart, Inc.	400	17,963
Don Quijote Holdings Co., Ltd.	800	42,194
Fast Retailing Co., Ltd.	800	248,591
Isetan Mitsukoshi Holdings Ltd.	5,600	69,687
J. Front Retailing Co., Ltd.	7,000	44,496
Marui Group Co., Ltd.	3,300	29,313
Nitori Holdings Co., Ltd.	22,500	1,032,044
Rakuten, Inc.	11,400	147,922
Sanrio Co., Ltd.	700	22,193
Seria Co., Ltd.	95,600	3,738,827
Shimamura Co., Ltd.	342	31,860
Start Today Co., Ltd.	43,100	903,224
Takashimaya Co., Ltd.	4,000	37,897
USS Co., Ltd.	3,300	48,101
Yamada Denki Co., Ltd.	14,200	52,461

		6,466,773

Semiconductors & Semiconductor Equipment 0.0%
Advantest Corp.	2,200	24,252
Rohm Co., Ltd.	1,500	71,733
Sumco Corp.	1,700	13,046
Tokyo Electron Ltd.	2,700	153,565

		262,596

Software & Services 0.4%
Dena Co., Ltd.	1,500	25,351
Dwango Co., Ltd.	110,200	3,074,192
F@N Communications, Inc.	277,400	4,667,008
Fujitsu Ltd.	29,000	170,527
Gree, Inc.	1,400	13,690
GungHo Online Entertainment, Inc.	4,000	22,754
Itochu Techno-Solutions Corp.	400	16,716
Kakaku.com, Inc.	2,000	28,533
Konami Corp.	1,400	31,926
Nexon Co., Ltd.	1,600	12,462
Nintendo Co., Ltd.	1,600	167,937
Nomura Research Institute Ltd.	1,500	43,496
NTT Data Corp.	1,900	73,408
Oracle Corp., Japan	600	27,651
Otsuka Corp.	5,946	703,885
SCSK Corp.	27,600	730,064
Trend Micro, Inc.	1,600	51,755
Yahoo Japan Corp.	21,800	95,233

		9,956,588

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	3,500	48,956
Canon, Inc.	441,660	13,839,395
Citizen Holdings Co., Ltd.	3,900	28,641
FUJIFILM Holdings Corp.	7,200	185,991
Hamamatsu Photonics K.K.	1,000	45,058
Hirose Electric Co., Ltd.	500	70,577
Hitachi High-Technologies Corp.	900	20,588
Hitachi Ltd.	76,000	541,799
Horiba Ltd.	87,300	3,017,642
Hoya Corp.	112,900	3,339,280
Ibiden Co., Ltd.	1,800	32,490
Japan Aviation Electronics Industry Ltd.	370,000	6,298,119
Keyence Corp.	10,000	3,857,615
Konica Minolta, Inc.	8,000	74,545
Kyocera Corp.	5,200	244,555
Murata Manufacturing Co., Ltd.	31,324	2,611,289
NEC Corp.	39,000	109,707
Nippon Electric Glass Co., Ltd.	6,000	29,352
Omron Corp.	52,100	1,845,089
Ricoh Co., Ltd.	10,000	115,231
Seiko Epson Corp.	198,300	5,411,605
Shimadzu Corp.	4,000	34,170
TDK Corp.	1,900	81,019
Yaskawa Electric Corp.	3,321	37,447
Yokogawa Electric Corp.	3,200	43,750

		41,963,910

Telecommunication Services 0.1%
KDDI Corp.	8,500	453,319
Nippon Telegraph & Telephone Corp.	5,900	327,407
NTT DOCOMO, Inc.	23,700	378,028
SoftBank Corp.	15,000	1,117,170

		2,275,924

Transportation 0.1%
ANA Holdings, Inc.	19,000	41,491
Central Japan Railway Co.	2,200	270,217
East Japan Railway Co.	5,238	382,192
Hankyu Hanshin Holdings, Inc.	17,000	93,170
Japan Airlines Co., Ltd.	900	46,592
Kamigumi Co., Ltd.	4,000	38,129
Keikyu Corp.	7,000	58,104
Keio Corp.	9,000	63,698
Keisei Electric Railway Co., Ltd.	4,266	37,127
Kintetsu Corp.	30,000	105,428
Mitsubishi Logistics Corp.	2,000	28,694
Mitsui O.S.K. Lines, Ltd.	17,000	56,713
Nippon Express Co., Ltd.	13,000	61,455
Nippon Yusen K.K.	27,000	73,184
Odakyu Electric Railway Co., Ltd.	10,000	87,793
Tobu Railway Co., Ltd.	16,000	78,256
Tokyu Corp.	17,000	107,070
West Japan Railway Co.	2,700	109,493
Yamato Holdings Co., Ltd.	6,000	123,469

		1,862,275

Utilities 0.0%
Chubu Electric Power Co., Inc. *	9,931	113,120
Electric Power Development Co., Ltd.	1,900	50,385
Hokkaido Electric Power Co., Inc. *	2,700	16,517
Hokuriku Electric Power Co.	2,500	31,047
Kyushu Electric Power Co., Inc. *	6,400	64,573

See financial notes 43

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Osaka Gas Co., Ltd.	30,000	113,079
Shikoku Electric Power Co., Inc. *	2,700	31,604
The Chugoku Electric Power Co., Inc.	4,500	58,963
The Kansai Electric Power Co., Inc. *	11,700	98,106
Toho Gas Co., Ltd.	6,330	31,058
Tohoku Electric Power Co., Inc.	6,800	64,714
Tokyo Electric Power Co., Inc. *	21,700	82,075
Tokyo Gas Co., Ltd.	37,000	193,858

		949,099

		266,857,274

Luxembourg 0.0%

Energy 0.0%
Subsea 7 S.A.	4,220	84,503

Materials 0.0%
ArcelorMittal	15,267	248,260

Media 0.0%
RTL Group S.A. *	650	72,377
SES S.A.	4,895	184,344

		256,721

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	976	96,736

		686,220

Netherlands 2.5%

Capital Goods 1.6%
Airbus Group N.V.	9,176	630,759
CNH Industrial N.V.	1,244,540	14,537,679
Koninklijke Boskalis Westminster N.V.	268,947	15,243,024
Koninklijke Philips N.V.	208,415	6,672,021
OCI *	1,395	59,657

		37,143,140

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	2,034	118,866

Diversified Financials 0.1%
ING Groep N.V. CVA *	59,758	854,232

Energy 0.0%
Fugro N.V. CVA	1,037	68,716
Koninklijke Vopak N.V.	1,054	52,554

		121,270

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	137,086	2,650,132

Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	125,159	7,999,115
Heineken N.V.	3,567	247,755
Unilever N.V. CVA	25,519	1,094,283

		9,341,153

Insurance 0.0%
Aegon N.V.	28,864	264,579
Delta Lloyd N.V.	3,129	82,349

		346,928

Materials 0.1%
Akzo Nobel N.V.	29,418	2,267,012
James Hardie Industries plc CDI	6,557	84,180
Koninklijke DSM N.V.	2,431	174,565

		2,525,757

Media 0.0%
Reed Elsevier N.V.	10,856	221,580
Wolters Kluwer N.V.	4,864	135,589

		357,169

Real Estate 0.0%
Corio N.V.	1,077	50,466

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	5,655	461,528
NXP Semiconductor N.V. *	78,368	4,672,300

		5,133,828

Software & Services 0.0%
Gemalto N.V.	1,284	143,558

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V. *	51,294	182,241
Ziggo N.V.	2,466	107,080

		289,321

Transportation 0.0%
TNT Express N.V.	7,388	66,577

		59,142,397

New Zealand 0.5%

Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	1,214,874	4,436,212

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	106,421	794,979

Materials 0.0%
Fletcher Building Ltd.	10,175	86,521

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	68,946

Transportation 0.3%
Auckland International Airport Ltd.	1,906,052	6,528,077

Utilities 0.0%
Contact Energy Ltd.	5,211	25,596

		11,940,331

Nigeria 0.0%

Banks 0.0%
Guaranty Trust Bank plc GDR - Reg’d	60,102	504,857

Norway 0.2%

Banks 0.0%
DNB A.S.A.	15,192	269,286

Energy 0.1%
Aker Solutions A.S.A.	2,465	39,495
Farstad Shipping A.S.A. (b)	94,566	1,948,814
Seadrill Ltd.	6,042	211,414

44 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Statoil A.S.A.	17,457	532,184

		2,731,907

Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	11,571	95,699

Insurance 0.1%
Gjensidige Forsikring A.S.A.	38,492	709,709

Materials 0.0%
Norsk Hydro A.S.A.	20,042	107,489
Yara International A.S.A.	2,941	139,026

		246,515

Telecommunication Services 0.0%
Telenor A.S.A.	10,562	248,175

		4,301,291

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	13,111	1,956,817

Poland 0.1%

Banks 0.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	180,908	2,482,669

Portugal 0.4%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	30,126	53,399

Energy 0.0%
Galp Energia, SGPS, S.A.	6,040	104,686

Food & Staples Retailing 0.4%
Jeronimo Martins, SGPS, S.A.	4,439	77,635
Sonae	4,158,110	7,822,461

		7,900,096

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	10,082	41,888

Utilities 0.0%
EDP - Energias de Portugal S.A.	32,603	158,374

		8,258,443

Republic of Korea 1.8%

Consumer Durables & Apparel 0.3%
Coway Co., Ltd.	11,027	871,591
Hanssem Co., Ltd.	86,500	7,077,138

		7,948,729

Consumer Services 0.3%
Hotel Shilla Co., Ltd.	71,520	6,022,795

Household & Personal Products 0.1%
Cosmax, Inc. *	45,490	3,059,668

Retailing 0.2%
Kolao Holdings	152,100	3,788,477

Semiconductors & Semiconductor Equipment 0.8%
Samsung Electronics Co., Ltd.	10,451	13,627,689
Seoul Semiconductor Co., Ltd.	155,520	6,260,046

		19,887,735

Software & Services 0.1%
NAVER Corp.	1,708	1,229,959

		41,937,363

Russia 0.0%

Software & Services 0.0%
Mail.ru Group Ltd. GDR *	32,486	884,809

Singapore 3.1%

Banks 0.1%
DBS Group Holdings Ltd.	26,316	356,507
Oversea-Chinese Banking Corp., Ltd.	40,000	308,487
United Overseas Bank Ltd.	20,000	348,103

		1,013,097

Capital Goods 0.0%
Keppel Corp., Ltd.	22,000	185,109
Sembcorp Industries Ltd.	15,000	64,397
Sembcorp Marine Ltd.	13,000	42,279
Singapore Technologies Engineering Ltd.	194,000	592,543
Yangzijiang Shipbuilding Holdings Ltd.	29,000	25,504

		909,832

Consumer Services 0.0%
Genting Singapore plc	96,000	101,722

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	71,893

Energy 0.5%
Ezion Holdings Ltd.	4,380,200	7,962,548
Ezra Holdings Ltd.	5,292,000	4,444,947

		12,407,495

Food & Staples Retailing 0.0%
Olam International Ltd.	22,000	39,257

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	117,000	57,077
Wilmar International Ltd.	29,000	78,816

		135,893

Media 0.0%
Singapore Press Holdings Ltd.	26,000	86,944

Real Estate 1.0%
Ascendas REIT	4,825,000	8,831,501
CapitaCommercial Trust	30,000	38,392
CapitaLand Ltd.	38,000	97,252
CapitaMall Trust	7,972,200	12,707,987
CapitaMalls Asia Ltd.	20,000	35,242
City Developments Ltd.	8,000	69,312
Global Logistic Properties Ltd.	45,000	102,559
Keppel Land Ltd.	11,000	30,431
UOL Group Ltd.	7,000	35,940

		21,948,616

Retailing 0.2%
Jardine Cycle & Carriage Ltd.	2,000	74,992

See financial notes 45

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OSIM International Ltd.	1,996,000	4,624,523

		4,699,515

Telecommunication Services 0.3%
Singapore Telecommunications Ltd.	127,000	387,990
StarHub Ltd.	2,099,000	6,962,961

		7,350,951

Transportation 0.8%
ComfortDelGro Corp., Ltd.	28,000	47,483
Hutchison Port Holdings Trust, Class U	78,000	53,084
SATS Ltd.	3,321,000	8,407,235
SIA Engineering Co., Ltd. (b)	2,691,000	10,290,515
Singapore Airlines Ltd.	8,331	69,068

		18,867,385

Utilities 0.2%
Hyflux Ltd.	3,825,000	3,662,347

		71,294,947

South Africa 0.1%

Capital Goods 0.1%
Bidvest Group Ltd.	69,594	1,910,901

Diversified Financials 0.0%
Coronation Fund Managers Ltd.	94,251	910,136

		2,821,037

Spain 1.7%

Banks 0.6%
Banco Bilbao Vizcaya Argentaria S.A.	497,498	6,128,049
Banco de Sabadell S.A.	55,185	187,755
Banco Popular Espanol S.A.	25,385	187,060
Banco Santander S.A.	181,268	1,802,831
Bankia S.A. *	63,568	129,845
Bankinter S.A.	202,491	1,550,365
CaixaBank S.A.	28,306	172,518
Liberbank S.A. *	2,523,190	3,149,721

		13,308,144

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	2,901	124,524
Ferrovial S.A.	6,557	145,751
Zardoya Otis S.A.	2,289	40,156

		310,431

Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg’d	679,458	4,549,636

Consumer Services 0.2%
Melia Hotels International S.A.	437,520	5,534,645

Energy 0.2%
Repsol S.A.	186,659	5,025,691

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	8,853	79,194

Insurance 0.0%
Mapfre S.A.	238,187	1,004,554

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	29,685	1,586,884

Retailing 0.1%
Inditex S.A.	8,715	1,309,402

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	65,734	2,733,910

Telecommunication Services 0.1%
Telefonica S.A.	64,456	1,081,708

Transportation 0.1%
Abertis Infraestructuras S.A.	69,725	1,569,479
International Consolidated Airlines Group S.A. *	15,698	107,422

		1,676,901

Utilities 0.0%
Enagas S.A.	3,153	97,140
Gas Natural SDG S.A.	5,670	162,587
Iberdrola S.A.	77,645	542,392
Red Electrica Corp. S.A.	1,623	133,599

		935,718

		39,136,818

Sweden 3.0%

Banks 0.1%
Nordea Bank AB	47,715	691,419
Skandinaviska Enskilda Banken AB, A Shares	24,515	338,624
Svenska Handelsbanken AB, A Shares	7,786	391,635
Swedbank AB, A Shares	14,311	382,990

		1,804,668

Capital Goods 1.3%
Alfa Laval AB	5,063	134,895
Assa Abloy AB, B Shares	5,318	282,250
Atlas Copco AB, A Shares	189,439	5,509,418
Atlas Copco AB, B Shares	212,350	5,791,905
Haldex AB	488,880	6,270,907
Indutrade AB	63,220	2,751,123
Sandvik AB	17,264	245,355
Scania AB, B Shares	5,191	158,151
Skanska AB, B Shares	5,997	137,687
SKF AB, B Shares	323,516	8,401,094
Volvo AB, B Shares	24,158	382,521

		30,065,306

Commercial & Professional Supplies 0.3%
AF AB, B Shares	168,963	6,136,164
Intrum Justitia AB	25,359	735,192
Securitas AB, B Shares	4,695	56,756

		6,928,112

Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	3,606	100,231
Husqvarna AB, B Shares	6,685	55,817

		156,048

46 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
Avanza Bank Holding AB	95,960	3,602,605
Industrivarden AB, C Shares	1,765	37,086
Investment AB Kinnevik, B Shares	3,776	133,245
Investor AB, B Shares	7,103	275,140

		4,048,076

Energy 0.0%
Lundin Petroleum AB *	3,337	71,633

Food, Beverage & Tobacco 0.3%
AarhusKarlshamn AB	67,290	4,505,956
Cloetta AB, B Shares *	864,180	2,854,733
Swedish Match AB	3,051	104,670

		7,465,359

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	5,993	83,636
Getinge AB, B Shares	3,001	87,956

		171,592

Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	9,015	253,439

Materials 0.4%
Boliden AB	4,101	62,632
Hexpol AB	86,310	8,177,764

		8,240,396

Retailing 0.4%
Clas Ohlson AB, B Shares	65,980	1,463,434
Hennes & Mauritz AB, B Shares	208,663	8,541,182

		10,004,616

Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	3,800	121,660
Telefonaktiebolaget LM Ericsson, B Shares	48,039	579,276

		700,936

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	60,752
TeliaSonera AB	36,468	265,452

		326,204

		70,236,385

Switzerland 7.0%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	34,632	833,803
Burckhardt Compression Holding AG	15,161	7,858,215
Geberit AG - Reg’d	8,566	2,860,959
Schindler Holding AG	21,320	3,303,108
Schindler Holding AG - Reg’d	323	49,303
Sulzer AG - Reg’d	360	55,549

		14,960,937

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	59,687	5,010,846
SGS S.A. - Reg’d	86	214,836

		5,225,682

Consumer Durables & Apparel 0.7%
Cie Financiere Richemont S.A.	149,229	15,182,559
The Swatch Group AG - Bearer Shares	479	308,016
The Swatch Group AG - Reg’d	651	78,550

		15,569,125

Diversified Financials 1.8%
Cembra Money Bank AG *	86,430	6,005,221
Credit Suisse Group AG - Reg’d *	809,042	25,648,761
Julius Baer Group Ltd. *	3,591	168,204
Leonteq AG *	25,270	4,817,982
Pargesa Holding S.A.	405	36,761
Partners Group Holding AG	12,025	3,292,653
UBS AG - Reg’d *	57,116	1,194,516

		41,164,098

Energy 0.0%
Transocean Ltd.	5,774	246,659

Food, Beverage & Tobacco 0.6%
Aryzta AG *	1,308	120,906
Barry Callebaut AG - Reg’d *	38	51,644
Coca-Cola HBC AG CDI *	3,294	83,478
Lindt & Spruengli AG	15	72,946
Lindt & Spruengli AG - Reg’d	2	116,646
Nestle S.A. - Reg’d	174,361	13,475,362

		13,920,982

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	10,829	1,564,408
Straumann Holding AG - Reg’d	3,876	860,126

		2,424,534

Insurance 0.1%
Baloise Holding AG - Reg’d	712	86,703
Swiss Life Holding AG - Reg’d *	523	128,854
Swiss Re AG *	5,505	481,363
Zurich Insurance Group AG *	2,338	670,442

		1,367,362

Materials 1.2%
Clariant AG - Reg’d *	125,381	2,472,501
EMS-Chemie Holding AG - Reg’d	124	48,385
Givaudan S.A. - Reg’d *	2,802	4,422,045
Glencore Xstrata plc	1,435,694	7,746,666
Holcim Ltd. - Reg’d *	123,036	11,284,420
Sika AG	356	1,440,446
Syngenta AG - Reg’d	1,451	574,584

		27,989,047

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Actelion Ltd. - Reg’d *	24,071	2,369,877
Lonza Group AG - Reg’d *	754	78,914
Novartis AG - Reg’d	74,380	6,466,039
Roche Holding AG	38,756	11,368,921
Tecan Group AG - Reg’d	21,640	2,706,430

		22,990,181

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	883	74,226

Semiconductors & Semiconductor Equipment 0.2%
ams AG	22,740	3,428,566

Telecommunication Services 0.0%
Swisscom AG - Reg’d	365	222,058

See financial notes 47

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	89,510	12,239,667

		161,823,124

Taiwan 1.3%

Capital Goods 0.2%
Airtac International Group	388,410	4,177,557

Consumer Durables & Apparel 0.5%
Eclat Textile Co., Ltd.	237,860	2,607,947
Makalot Industrial Co., Ltd.	1,556,000	8,182,311

		10,790,258

Semiconductors & Semiconductor Equipment 0.5%
Everlight Electronics Co., Ltd.	2,230,000	5,225,739
MediaTek, Inc.	165,000	2,585,547
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	255,138	5,128,274

		12,939,560

Technology Hardware & Equipment 0.1%
Delta Electronics, Inc.	414,000	2,541,825

		30,449,200

Thailand 0.0%

Transportation 0.0%
Airports of Thailand PCL	132,400	797,837

United Arab Emirates 0.2%

Banks 0.1%
Dubai Islamic Bank PJSC	599,252	1,109,267

Real Estate 0.1%
Emaar Properties PJSC	826,979	2,459,267

		3,568,534

United Kingdom 18.7%

Automobiles & Components 0.0%
GKN plc	26,398	171,613

Banks 1.2%
Barclays plc	237,981	1,016,189
HSBC Holdings plc (f)	140,137	1,433,025
HSBC Holdings plc (f)	294,066	3,004,652
Lloyds Banking Group plc *	16,448,250	20,975,013
Royal Bank of Scotland Group plc *	34,458	174,580
Standard Chartered plc	38,070	824,491

		27,427,950

Capital Goods 4.0%
Wolseley plc	20,550	1,190,756
Ashtead Group plc	172,740	2,559,347
BAE Systems plc	51,156	346,094
Bodycote plc	1,048,787	12,941,511
Bunzl plc	143,465	4,087,568
Cobham plc	16,559	86,386
Diploma plc (b)	601,096	6,708,372
Fenner plc	627,954	4,393,481
Grafton Group plc	540,210	5,313,471
HellermannTyton Group plc	1,156,443	6,161,570
IMI plc	141,119	3,579,139
Interserve plc	621,663	6,967,054
Keller Group plc	251,190	4,237,846
Meggitt plc	11,655	94,010
Melrose Industries plc	15,664	75,643
Rolls-Royce Holdings plc *	56,459	1,002,852
Rotork plc	320,678	14,063,769
Smiths Group plc	270,531	6,106,883
Spirax-Sarco Engineering plc	156,829	7,687,944
The Weir Group plc	3,386	154,019
Travis Perkins plc	28,406	820,091
Ultra Electronics Holdings plc	178,786	5,126,565

		93,704,371

Commercial & Professional Supplies 1.2%
Aggreko plc	4,162	111,081
Babcock International Group plc	166,486	3,360,347
Berendsen plc	47,719	833,935
Capita plc	258,720	4,744,260
De La Rue plc	542,942	7,523,633
G4S plc	26,746	106,783
Hays plc	346,326	883,546
Intertek Group plc	2,390	117,729
Regus plc	1,792,820	6,339,719
Serco Group plc	539,478	3,097,815

		27,118,848

Consumer Durables & Apparel 0.5%
Bellway plc	424,740	10,343,575
Berkeley Group Holdings plc	28,089	1,089,900
Burberry Group plc	6,834	171,631
Persimmon plc *	5,320	118,061

		11,723,167

Consumer Services 0.9%
Carnival plc	2,747	109,822
Compass Group plc	274,231	4,368,210
Greene King plc	400,266	6,026,075
InterContinental Hotels Group plc	43,109	1,473,315
The Restaurant Group plc	493,980	5,215,892
TUI Travel plc	7,543	54,560
Whitbread plc	45,956	3,169,859
William Hill plc	15,048	90,168

		20,507,901

Diversified Financials 0.9%
3i Group plc	14,557	93,506
Aberdeen Asset Management plc	14,467	107,004
Close Brothers Group plc	411,520	9,720,615
Hargreaves Lansdown plc	47,497	940,236
ICAP plc	8,336	58,393
IG Group Holdings plc	68,501	736,632
Investec plc	9,673	85,352
Jupiter Fund Management plc	98,209	645,351
London Stock Exchange Group plc	2,950	90,407
Plus500 Ltd.	123,400	1,200,302
Provident Financial plc	30,292	1,018,482
Schroders plc	166,691	7,208,708
Schroders plc, Non Voting Shares	1,100	36,242

		21,941,230

48 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.5%
AMEC plc	4,981	104,029
BG Group plc	148,162	2,997,215
BP plc	291,157	2,458,271
Genel Energy plc *	75,425	1,234,965
Petrofac Ltd.	3,837	94,131
Royal Dutch Shell plc, A Shares	60,291	2,383,556
Royal Dutch Shell plc, B Shares	38,784	1,646,807
Tullow Oil plc	14,089	209,578

		11,128,552

Food & Staples Retailing 0.6%
J. Sainsbury plc	18,131	102,853
Tesco plc	2,848,678	14,112,138
WM Morrison Supermarkets plc	34,299	116,434

		14,331,425

Food, Beverage & Tobacco 0.9%
Associated British Foods plc	5,619	282,133
British American Tobacco plc	29,533	1,705,381
Diageo plc	502,581	15,398,979
Imperial Tobacco Group plc	15,069	651,197
SABMiller plc	15,113	822,918
Stock Spirits Group plc *	297,820	1,466,039
Tate & Lyle plc	7,497	88,874
Unilever plc	20,213	904,189

		21,319,710

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,959	217,665

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	56,734	4,579,906

Insurance 1.1%
Admiral Group plc	3,040	71,791
Amlin plc	274,977	2,079,013
Aviva plc	46,758	416,697
Direct Line Insurance Group plc	16,626	70,338
Hiscox Ltd.	113,215	1,349,534
Legal & General Group plc	91,272	326,730
Old Mutual plc	75,509	255,227
Prudential plc	478,591	11,002,379
Resolution Ltd.	21,377	107,844
RSA Insurance Group plc	82,487	136,694
St. James’s Place plc	53,991	703,647
Standard Life plc	36,765	237,685
Willis Group Holdings plc	232,000	9,509,680

		26,267,259

Materials 2.0%
Anglo American plc	21,690	579,841
Antofagasta plc	5,862	78,124
AZ Electronic Materials S.A. (b)	1,743,732	11,869,603
BHP Billiton plc	33,076	1,073,791
Croda International plc	373,159	16,252,749
DS Smith plc	140,159	746,914
Fresnillo plc	2,689	38,775
Johnson Matthey plc	3,228	178,573
Randgold Resources Ltd.	1,346	108,196
Rexam plc	11,835	99,224
Rio Tinto plc	62,862	3,417,661
Victrex plc	352,754	11,106,533

		45,549,984

Media 0.5%
British Sky Broadcasting Group plc	16,255	241,515
Daily Mail & General Trust plc	52,389	722,137
ITV plc	2,253,508	6,932,015
Pearson plc	12,645	237,119
Reed Elsevier plc	18,961	279,630
WPP plc	170,295	3,671,831

		12,084,247

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
AstraZeneca plc	19,739	1,558,090
BTG plc *	112,983	1,015,940
Clinigen Healthcare Ltd. *	156,666	1,283,558
GlaxoSmithKline plc	327,731	9,055,382
Hikma Pharmaceuticals plc	172,645	4,530,523

		17,443,493

Real Estate 0.5%
British Land Co., plc	14,802	172,931
Countrywide plc	1,045,712	10,443,401
Derwent London plc	16,494	758,766
Hammerson plc	10,685	103,122
Intu Properties plc	14,083	69,573
Land Securities Group plc	12,150	218,264
Segro plc	11,121	65,820

		11,831,877

Retailing 1.0%
ASOS plc *	798	57,829
Dixons Retail plc *	3,624,990	2,757,082
Howden Joinery Group plc	942,204	5,187,298
Kingfisher plc	36,805	260,446
Marks & Spencer Group plc	24,746	185,009
Next plc	37,274	4,112,136
Pets at Home Group plc *	1,017,110	3,825,258
Poundland Group plc *	1,139,440	6,685,308

		23,070,366

Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	21,623	327,268
Nanoco Group plc *	44,979	74,804

		402,072

Software & Services 0.0%
The Sage Group plc	18,865	136,082

Technology Hardware & Equipment 1.2%
Domino Printing Sciences plc (b)	589,965	7,727,552
Halma plc	740,732	7,037,518
Laird plc	1,083,597	5,092,659
Spectris plc	174,171	6,553,471
TT Electronics plc	681,447	2,410,412

		28,821,612

Telecommunication Services 0.4%
BT Group plc	1,217,647	7,601,336
Inmarsat plc	6,807	83,756
Vodafone Group plc	415,359	1,576,955

		9,262,047

Transportation 0.2%
easyJet plc	143,688	3,975,795
Royal Mail plc *	9,560	85,654

		4,061,449

See financial notes 49

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
Centrica plc	81,198	452,844
National Grid plc	58,234	827,694
Severn Trent plc	3,562	110,960
SSE plc	14,882	383,755
United Utilities Group plc	10,763	144,773

		1,920,026

		435,022,852

Total Common Stock
(Cost $1,766,369,267)		2,209,885,346

Preferred Stock 0.4% of net assets

Brazil 0.2%

Banks 0.2%
Itau Unibanco Holding S.A.	257,600	4,251,454

Germany 0.2%

Automobiles & Components 0.0%
Bayerische Motoren Werke AG	783	77,184
Porsche Automobil Holding SE	2,393	264,654
Volkswagen AG	2,259	610,664

		952,502

Capital Goods 0.2%
Jungheinrich AG	56,830	4,230,346

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	2,771	309,106

Materials 0.0%
Fuchs Petrolub SE	613	61,665

		5,553,619

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc *(a)	7,565,506	12,774

Total Preferred Stock
(Cost $8,755,457)		9,817,847

Other Investment Companies 3.9% of net assets

Equity Fund 0.1%
Market Vectors Junior Gold Miners ETF *	73,490	2,682,385

Money Market Fund 3.8%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	87,445,224	87,445,224

Total Other Investment Companies
(Cost $90,531,621)		90,127,609

Rights 0.0% of net assets

Australia 0.0%

Banks 0.0%
Bank of Queensland Ltd. *(a)	511	717

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *(a)	181,268	38,348

United Kingdom 0.0%

Commercial & Professional Supplies 0.0%
Babcock International Group plc *	64,032	432,446

Total Rights
(Cost $37,496)		471,511

Warrants 0.0% of net assets

Hong Kong 0.0%

Real Estate 0.0%
Sun Hung Kai Properties Ltd. *	2,083	1,403

Total Warrants
(Cost $—)		1,403

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.05%, 06/19/14 (d)(e)	4,500,000	4,499,694
0.04%, 06/26/14 (d)(e)	45,000	44,997
0.06%, 06/26/14 (d)(e)	5,000	5,000
0.08%, 06/26/14 (d)(e)	100,000	99,988

Total Short-Term Investments
(Cost $4,649,679)		4,649,679

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $1,888,652,019 and the unrealized appreciation and depreciation were $462,519,204 and ($36,217,828), respectively, with a net unrealized appreciation of $426,301,376.

50 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

At 04/30/14, the values of certain foreign securities held by the fund aggregating $1,950,266,063 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $48,148,507 or 2.1% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	Securities are traded on separate exchanges for the same entity.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
GBP —	Great British pound
NZD —	New Zealand dollar
SEK —	Swedish krona
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	637	61,288,955	2,749,271

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
Expiration		to be	to be	to be	to be	(Depreciation)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

05/06/2014	State Street Bank & Trust Co.	GBP	489,500	USD	826,445	2,274
06/18/2014	State Street Bank & Trust Co.	SEK	11,700,000	USD	1,797,994	13,560
07/31/2014	State Street Bank London	USD	6,285,681	AUD	6,808,000	1,030
09/17/2014	State Street Bank & Trust Co.	USD	7,665,420	AUD	8,330,000	(334,187)
09/17/2014	State Street Bank & Trust Co.	USD	868,686	AUD	944,000	3,947
12/17/2014	State Street Bank & Trust Co.	USD	33,065,068	CHF	29,040,000	295,070
07/31/2014	State Street Bank London	USD	5,713,694	NZD	6,677,500	(43,495)
06/18/2014	State Street Bank & Trust Co.	USD	7,606,898	SEK	49,500,000	(55,641)
06/18/2014	State Street Bank & Trust Co.	USD	983,518	SEK	6,400,000	8,761
05/02/2014	State Street Bank & Trust Co.	USD	126,217	ZAR	1,327,864	(986)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(109,667)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$522,164,827	$—	$522,164,827
Australia[1]	—	94,156,491	—	94,156,491
Food & Staples Retailing	37,130	1,402,817	—	1,439,947
Transportation	—	372,848	154,420	527,268
Austria[1]	—	3,426,625	—	3,426,625
Real Estate	62,113	—	—	62,113
Belgium[1]	—	2,504,351	—	2,504,351
Media	49,114	—	—	49,114
Brazil[1]	14,376,989	—	—	14,376,989

See financial notes 51

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Canada
Automobiles & Components	$5,751,576	$—	$—	$5,751,576
Banks	5,624,966	—	—	5,624,966
Capital Goods	7,427,267	—	—	7,427,267
Commercial & Professional Supplies	9,320,045	—	—	9,320,045
Consumer Durables & Apparel	741,239	—	—	741,239
Diversified Financials	9,446,537	—	—	9,446,537
Energy	26,954,138	3,138,725	—	30,092,863
Food & Staples Retailing	1,831,502	—	—	1,831,502
Materials	12,967,970	—	—	12,967,970
Media	4,028,348	—	—	4,028,348
Real Estate	12,112,539	—	—	12,112,539
Transportation	6,524,168	—	—	6,524,168
China[1]	—	14,944,286	—	14,944,286
Pharmaceuticals, Biotechnology & Life Sciences	1,189,150	701,331	—	1,890,481
Retailing	927,497	—	—	927,497
Software & Services	7,978,044	1,750,286	—	9,728,330
Denmark[1]	—	51,423,332	—	51,423,332
Energy	4,146,011	—	—	4,146,011
Telecommunication Services	124,260	—	—	124,260
Finland[1]	—	23,833,617	—	23,833,617
Energy	39,464	—	—	39,464
Telecommunication Services	63,324	—	—	63,324
France[1]	—	121,014,881	—	121,014,881
Capital Goods	1,874,510	21,268,831	—	23,143,341
Energy	13,593,773	9,506,635	—	23,100,408
Food, Beverage & Tobacco	29,022	25,286,863	—	25,315,885
Health Care Equipment & Services	6,384,855	339,681	—	6,724,536
Pharmaceuticals, Biotechnology & Life Sciences	6,291,515	12,904,674	—	19,196,189
Software & Services	3,489,658	961,314	—	4,450,972
Telecommunication Services	116,031	985,196	—	1,101,227
Germany[1]	—	223,760,037	—	223,760,037
Media	3,358,183	3,397,771	—	6,755,954
Hong Kong[1]	—	46,217,209	—	46,217,209
Semiconductors & Semiconductor Equipment	2,692,864	3,819,243	—	6,512,107
Software & Services	4,593,104	—	—	4,593,104
Telecommunication Services	32,039	35,647	—	67,686
Ireland[1]	—	30,031,026	—	30,031,026
Food, Beverage & Tobacco	5,525,713	573,487	—	6,099,200
Israel[1]	—	906,746	—	906,746
Materials	6,062,794	78,927	—	6,141,721
Software & Services	5,657,779	38,864	—	5,696,643
Italy[1]	—	56,442,060	—	56,442,060
Technology Hardware & Equipment	4,295,109	—	—	4,295,109

52 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Luxembourg[1]	$—	$429,499	$—	$429,499
Media	184,344	72,377	—	256,721
Netherlands[1]	—	16,865,429	—	16,865,429
Capital Goods	59,657	37,083,483	—	37,143,140
Semiconductors & Semiconductor Equipment	4,672,300	461,528	—	5,133,828
Nigeria[1]	504,857	—	—	504,857
Norway[1]	—	859,675	—	859,675
Energy	1,948,814	783,093	—	2,731,907
Insurance	709,709	—	—	709,709
Peru[1]	1,956,817	—	—	1,956,817
Republic of Korea[1]	—	38,877,695	—	38,877,695
Household & Personal Products	3,059,668	—	—	3,059,668
Switzerland[1]	—	106,738,044	—	106,738,044
Diversified Financials	10,823,203	30,340,895	—	41,164,098
Food, Beverage & Tobacco	189,592	13,731,390	—	13,920,982
Taiwan[1]	—	17,509,640	—	17,509,640
Semiconductors & Semiconductor Equipment	5,128,274	7,811,286	—	12,939,560
Thailand[1]	797,837	—	—	797,837
United Kingdom[1]	—	274,934,500	—	274,934,500
Commercial & Professional Supplies	3,097,815	24,021,033	—	27,118,848
Energy	94,131	11,034,421	—	11,128,552
Insurance	10,995,908	15,271,351	—	26,267,259
Media	241,515	11,842,732	—	12,084,247
Pharmaceuticals, Biotechnology & Life Sciences	1,283,558	16,159,935	—	17,443,493
Real Estate	10,443,401	1,388,476	—	11,831,877
Retailing	10,510,566	12,559,800	—	23,070,366
Semiconductors & Semiconductor Equipment	74,804	327,268	—	402,072
Technology Hardware & Equipment	2,410,412	26,411,200	—	28,821,612
Utilities	110,960	1,809,066	—	1,920,026
Preferred Stock[1]	—	5,553,619	—	5,553,619
Brazil[1]	4,251,454	—	—	4,251,454
United Kingdom[1]	—	—	12,774	12,774
Other Investment Companies[1]	90,127,609	—	—	90,127,609
Rights
Australia[1]	—	—	717	717
Spain[1]	—	—	38,348	38,348
United Kingdom[1]	432,446	—	—	432,446
Warrants
Hong Kong[1]	1,403	—	—	1,403
Short-Term Investments[1]	—	4,649,679	—	4,649,679

Total	$359,831,394	$1,954,915,742	$206,259	$2,314,953,395

Other Financial Instruments
Futures Contracts[2]	$2,749,271	$—	$—	$2,749,271

See financial notes 53

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Currency Exchange Contracts[2]	$—	$324,642	$—	$324,642

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($434,309)	$—	($434,309)

[1]	As categorized in portfolio holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Australia	$—	$—	$1,183	$15,186	$—	$138,051	$—	$154,420
Hong Kong	12,251	—	(12,251)	—	—	—	—	—
Japan	49,426	—	278	—	(49,704)	—	—	—
Preferred Stock
United Kingdom	53,040	1,503	36	12,693	(54,498)	—	—	12,774
Rights
Australia	—	—	717	—	—	—	—	717
Spain	37,011	—	(817)	37,496	(35,342)	—	—	38,348

Total	$151,728	$1,503	($10,854)	$65,375	($139,544)	$138,051	$—	$206,259

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2014 was ($5,679).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014. The transfers in the amount of $58,619,666 and $16,379,998 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

54 See financial notes

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments, at value (cost $1,870,343,520)		$2,314,953,395
Foreign currency, at value (cost $5,012,856)		5,032,562
Receivables:
Investments sold		15,858,891
Dividends		7,496,062
Fund shares sold		3,068,007
Foreign tax reclaims		1,404,587
Variation margin on futures contracts		231,096
Unrealized appreciation on forward foreign currency exchange contracts		324,642
Prepaid expenses	+	191,363

Total assets		2,348,560,605

Liabilities

Payables:
Investments bought		22,470,519
Investment adviser and administrator fees		207,196
Shareholder service fees		343,657
Independent trustees’ fees		28
Fund shares redeemed		3,154,632
Foreign capital gains tax		232,388
Unrealized depreciation on forward foreign currency exchange contracts	+	434,309

Total liabilities		26,842,729

Net Assets

Total assets		2,348,560,605
Total liabilities	−	26,842,729

Net assets		$2,321,717,876

Net Assets by Source
Capital received from investors		1,961,333,420
Distributions in excess of net investment income		(5,386,346)
Net realized capital losses		(81,337,272)
Net unrealized capital appreciation		447,108,074

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$684,192,286		28,265,524		$24.21
Select Shares	$1,637,525,590		67,694,474		$24.19

See financial notes 55

 Laudus International MarketMasters Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $2,267,270)		$25,311,414
Interest	+	481

Total investment income		25,311,895

Expenses

Investment adviser and administrator fees		14,363,518
Shareholder service fees:
Investor Shares		788,717
Select Shares		613,657
Custodian fees		581,317
Portfolio accounting fees		98,681
Transfer agent fees		83,018
Shareholder reports		53,674
Registration fees		39,188
Professional fees		37,214
Independent trustees’ fees		8,697
Interest expense		542
Other expenses	+	30,816

Total expenses		16,699,039
Expense reduction by CSIM and its affiliates	−	1,994,693

Net expenses	−	14,704,346

Net investment income		10,607,549

Realized and Unrealized Gains (Losses)

Net realized gains on investments		155,419,901
Net realized gains on futures contracts		702,153
Net realized losses on foreign currency transactions	+	(172,015)

Net realized gains		155,950,039
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gain tax of ($187,898))		(81,430,212)
Net change in unrealized appreciation (depreciation) on futures contracts		117,186
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(744,208)

Net change in unrealized appreciation (depreciation)	+	(82,057,234)

Net realized and unrealized gains		73,892,805

Increase in net assets resulting from operations		$84,500,354

56 See financial notes

 Laudus International MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$10,607,549	$23,324,748
Net realized gains		155,950,039	173,495,399
Net change in unrealized appreciation (depreciation)	+	(82,057,234)	265,189,677

Increase in net assets from operations		84,500,354	462,009,824

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(9,151,462)	(13,288,779)
Select Shares	+	(24,452,646)	(25,873,436)

Total distributions from net investment income		($33,604,108)	($39,162,215)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,467,437	$34,840,435	3,013,633	$63,900,921
Select Shares	+	8,253,707	195,268,429	19,866,078	424,219,097

Total shares sold		9,721,144	$230,108,864	22,879,711	$488,120,018

Shares Reinvested
Investor Shares		364,557	$8,395,762	634,180	$12,214,309
Select Shares	+	703,683	16,184,703	892,608	17,173,788

Total shares reinvested		1,068,240	$24,580,465	1,526,788	$29,388,097

Shares Redeemed
Investor Shares		(2,068,028)	($48,962,912)	(6,234,658)	($130,752,070)
Select Shares	+	(8,410,871)	(200,020,871)	(9,414,179)	(198,148,130)

Total shares redeemed		(10,478,899)	($248,983,783)	(15,648,837)	($328,900,200)

Net transactions in fund shares		310,485	$5,705,546	8,757,662	$188,607,915

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		95,649,513	$2,265,116,084	86,891,851	$1,653,660,560
Total increase	+	310,485	56,601,792	8,757,662	611,455,524

End of period		95,959,998	$2,321,717,876	95,649,513	$2,265,116,084

Distributions in excess of net investment income/Net investment income not yet distributed			($5,386,346)		$17,610,213

See financial notes 57

 Laudus MarketMasters Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab International Core Equity Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2010 Fund
Laudus International MarketMasters Fund	Schwab Target 2015 Fund
Schwab S&P 500 Index Fund	Schwab Target 2020 Fund
Schwab Small-Cap Index Fund	Schwab Target 2025 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2030 Fund
Schwab International Index Fund	Schwab Target 2035 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2055 Fund
Schwab Balanced Fund	Schwab Fundamental US Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental US Small Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental International Small Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout

Each of the Laudus MarketMasters Funds offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

58

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds

 59

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

60

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

 61

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The funds’ investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - large-cap and mid-cap stocks, for instance - a fund’s performance also will lag those investments.

Large-Mid Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments - bonds and small-cap stocks, for instance - a fund’s performance also will lag those investments.

Management Risk. As with all actively managed funds, the investment strategies of each fund’s managers — its investment adviser and investment sub-advisers — may not achieve their desired results.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, and at times, it may be difficult to value such investments.

Currency Risk. As a result of a fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of

62

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Laudus Small-Cap	Laudus International
% of Average Daily Net Assets	MarketMasters Fund	MarketMasters Fund

First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% for Investor Shares and 0.20% for Select Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Investor Shares	1.35%	1.40%
Select Shares	1.20%	1.25%

 63

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of April 30, 2014, as applicable:

	Underlying Funds
	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Schwab Target 2010 Fund	0.4%	0.1%
Schwab Target 2015 Fund	0.8%	0.2%
Schwab Target 2020 Fund	5.3%	0.9%
Schwab Target 2025 Fund	4.4%	0.7%
Schwab Target 2030 Fund	11.8%	1.8%
Schwab Target 2035 Fund	4.9%	0.7%
Schwab Target 2040 Fund	15.8%	2.2%
Schwab Target 2045 Fund	0.7%	0.1%
Schwab Target 2050 Fund	0.6%	0.1%
Schwab Target 2055 Fund	0.3%	0.0% *
Schwab Monthly Income Fund - Moderate Payout	—%	0.3%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.4%
Schwab Monthly Income Fund - Maximum Payout	—%	0.1%
Schwab Balanced Fund	10.6%	—%

*	Less than 0.1%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

64

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Small-Cap MarketMasters Fund	$71,090,030	$78,969,633
Laudus International MarketMasters Fund	844,942,798	833,340,747

8. Derivatives:

The funds entered into equity index futures contracts during the report period. The funds invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Laudus Small-Cap MarketMasters Fund	$3,683,933	32
Laudus International MarketMasters Fund	46,900,860	495

The Laudus International MarketMasters Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period, the month-end average forward foreign currency notional amount and the month-end average unrealized depreciation were $69,521,327 and ($282,752), respectively.

As of April 30, 2014, the derivatives contracts held by the funds, categorized by primary risk exposure, were:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund
Asset Derivatives	Fair Value

Equity Index - Futures Contracts[1]	$—	$2,749,271
Forward Foreign Currency Exchange Contracts[2]	—	324,642

Total	$—	$3,073,913

Liability Derivatives	Fair Value

Equity Index - Futures Contracts[3]	$106,270	$—
Forward Foreign Currency Exchange Contracts[4]	—	434,309

Total	$106,270	$434,309

[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

 65

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

8. Derivatives (continued):

The effects of the derivatives held by the funds in the Statement of Operations for the period ended April 30, 2014 were:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Equity Index Futures Contracts
Realized Gains (Losses)[1]	$81,103	$702,153
Change in Unrealized Appreciation (Depreciation)[2]	(201,265)	117,186
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$—	$368,825
Change in Unrealized Appreciation (Depreciation)[2]	—	(736,192)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on foreign currency translations.

During the current reporting period, the funds adopted the new disclosure requirements for offsetting assets and liabilities pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The funds’ forward foreign currency exchange contracts are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The Laudus International MarketMasters Fund’s forward foreign currency exchange contracts, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forward foreign currency exchange contracts, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2014.

Laudus International MarketMasters Fund
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of Assets
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Received	Amounts(a)

State Street Bank & Trust Co.	$323,612	($323,612)	$—	$—
State Street Bank London	1,030	(1,030)	—	—

Total	$324,642	($324,642)	$—	$—

	Gross Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(b)

State Street Bank & Trust Co.	($390,814)	$323,612	$—	($67,202)
State Street Bank London	(43,495)	1,030	—	($42,465)

Total	($434,309)	$324,642	$—	($109,667)

[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.

66

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/13-4/30/14)	(11/1/12-10/31/13)

Laudus Small-Cap MarketMasters Fund	$182	$341
Laudus International MarketMasters Fund	4,341	12,421

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Laudus Small-Cap	Laudus International
Expiration Date	MarketMasters Fund	MarketMasters Fund

October 31, 2017	$22,461,534	$210,354,492

Total	$22,461,534	$210,354,492

Qualified late-year losses are certain capital and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31. A fund may elect to treat any portion of qualified late-year losses as arising during the first day of the next taxable year. For the year ended October 31, 2013, the funds had late-year ordinary losses deferred and capital losses utilized as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Late-year ordinary losses deferred	$1,041,833	$—
Capital losses utilized	28,218,426	158,069,352

As of October 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 67

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

68

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 69

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

70

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 71

Notes

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.laudus.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.laudus.com/prospectus or the SEC’s website at http://www.sec.gov.

The Laudus Fundstm

Laudus Growth Investors
Laudus U.S. Large Cap Growth Fund

Laudus MarketMasters Fundstm
Laudus International MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian Global Fixed Income Fund

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

The Laudus Funds include the Laudus U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and Laudus Institutional Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2014 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper.	MFR13563-17

00118057

COMMAND PERFORMANCETM

Semiannual report dated April 30, 2014, enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

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This wrapper is not part of the shareholder report.

Schwab Target Funds

Semiannual Report
April 30, 2014

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

Schwab Target Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014[1]

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	3.01%

Target 2010 Composite Index	3.29%
Fund Category: Morningstar Target Date 2000-2010	3.19%

Performance Details	page 8

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	3.32%

Target 2015 Composite Index	3.69%
Fund Category: Morningstar Target Date 2011-2015	3.49%

Performance Details	page 9

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	4.02%

Target 2020 Composite Index	4.36%
Fund Category: Morningstar Target Date 2016-2020	3.70%

Performance Details	page 10

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	4.49%

Target 2025 Composite Index	4.82%
Fund Category: Morningstar Target Date 2021-2025	4.30%

Performance Details	page 11

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	4.82%

Target 2030 Composite Index	5.17%
Fund Category: Morningstar Target Date 2026-2030	4.35%

Performance Details	page 12

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The report period covers the 6 months beginning November 1, 2013 through April 30, 2014, except where noted.

Schwab Target Funds 3

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014[1]

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	5.09%

Target 2035 Composite Index	5.47%
Fund Category: Morningstar Target Date 2031-2035	4.84%

Performance Details	page 13

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	5.41%

Target 2040 Composite Index	5.67%
Fund Category: Morningstar Target Date 2036-2040	4.73%

Performance Details	page 14

Schwab Target 2045 Fund[2] (Ticker Symbol: SWMRX)	5.51%

Target 2045 Composite Index	5.78%
Fund Category: Morningstar Target Date 2041-2045	5.06%

Performance Details	page 15

Schwab Target 2050 Fund[2] (Ticker Symbol: SWNRX)	5.58%

Target 2050 Composite Index	5.88%
Fund Category: Morningstar Target Date 2046-2050	4.84%

Performance Details	page 16

Schwab Target 2055 Fund[2] (Ticker Symbol: SWORX)	5.66%

Target 2055 Composite Index	5.92%
Fund Category: Morningstar Target Date 2051+	5.18%

Performance Details	page 17

Minimum Initial Investment[3]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The report period covers the 6 months beginning November 1, 2013 through April 30, 2014, except where noted.
[2]	Total returns are since the fund’s inception date of January 23, 2013.
[3]	Please see the funds’ prospectus for further detail and eligibility requirements.

4 Schwab Target Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Target Funds. Within each fund is a mix of active, passive, proprietary, and third-party strategies. The funds are professionally managed according to projected retirement dates, and rebalanced to become more conservative as a target date approaches and beyond.

For the six-month reporting period ended April 30, 2014, the funds generated returns that reflected a rally by stocks in U.S. and developed international markets, combined with modest returns for bonds. Efforts undertaken by the Federal Reserve, the European Central Bank, the Bank of Japan, and other central banks to keep interest rates low and stimulate economic growth provided a catalyst for these results. Stocks generally benefited from these policies, while bonds generated modest returns that reflected the low interest rate environment.

With the U.S. economy showing some signs of improvement, the Fed began “tapering” its stimulative policies in early 2014, but provided reassurances that low interest rates remain necessary for now. The Fed’s reassurances supported stocks, while concurrently helping longer-term bonds generate respectable returns late in the six months. Many major U.S. stock market indices reached record highs in April and finished at or near these levels by the end of the period, with the S&P 500 Index returning 8.4%, and the MSCI EAFE Index

 Asset Class Performance Comparison % returns during the six months ended 4/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.36%	S&P 500® Index: measures U.S. large-cap stocks

3.08%	Russell 2000® Index: measures U.S. small-cap stocks

4.44%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Target Funds 5

From the President continued

For the six-month reporting period ended April 30, 2014, the funds generated returns that reflected a rally by stocks in U.S. and developed international markets, combined with modest returns for bonds.

returning 4.4%.1 Representing the broad performance of U.S. fixed income securities, the Barclays U.S. Aggregate Bond Index returned 1.7%.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Target Funds, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary.

1 The total return cited is for the MSCI EAFE Index (Net), which is calculated net of foreign withholding taxes.

6 Schwab Target Funds

Fund Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Target Funds 7

Schwab Target 2010 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	3.01%	6.31%	10.06%	4.81%
Target 2010 Composite Index	3.29%	6.25%	10.30%	5.73%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.01%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.68%
Fund Category: Morningstar Target Date 2000-2010	3.19%	5.75%	10.48%	4.84%

Fund Expense Ratios3: Net 0.52%; Gross 0.70%

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[4]	13%

 Asset Class Weightings % of Investments5

Fixed-Income Funds – Intermediate-Term Bond	32.9%
Equity Funds – Large-Cap	26.5%
Fixed-Income Funds – Short-Term Bond	15.4%
Equity Funds – International	7.8%
Fixed -Income Funds – Inflation-Protected Bond	5.2%
Equity Funds – Small-Cap	3.4%
Money Market Funds	3.2%
Short-Term Investments	3.1%
Equity Funds – Global Real Estate	1.9%
Fixed-Income Funds – International Bond	0.6%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	20.8%
Schwab Short-Term Bond Market Fund	15.4%
Schwab Core Equity Fund	6.5%
Laudus U.S. Large Cap Growth Fund	6.5%
Schwab S&P 500 Index Fund	6.4%
PIMCO Total Return Fund, Institutional Shares	6.2%
Schwab Treasury Inflation Protected Securities Index Fund	5.1%
Schwab Dividend Equity Fund	3.5%
TCW Relative Value Large Cap Fund	3.5%
Laudus International MarketMasters Fund, Select Shares	3.1%
Total	77.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.52%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

8 Schwab Target Funds

Schwab Target 2015 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2015 Fund (3/12/08)	3.32%	7.63%	11.56%	5.50%
Target 2015 Composite Index	3.69%	7.54%	11.66%	5.46%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.89%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.83%
Fund Category: Morningstar Target Date 2011-2015	3.49%	6.48%	11.30%	4.87%

Fund Expense Ratios3: Net 0.58%; Gross 0.72%

 Statistics

Number of Holdings	23
Portfolio Turnover Rate[4]	12%

 Asset Class Weightings % of Investments5

Fixed-Income Funds – Intermediate-Term Bond	31.3%
Equity Funds – Large-Cap	29.0%
Fixed-Income Funds – Short-Term Bond	13.2%
Equity Funds – International	9.1%
Fixed -Income Funds – Inflation-Protected Bond	4.6%
Equity Funds – Small-Cap	4.1%
Short-Term Investments	3.1%
Money Market Funds	2.6%
Equity Funds – Global Real Estate	2.2%
Fixed-Income Funds – International Bond	0.8%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	18.4%
Schwab Short-Term Bond Market Fund	13.2%
Schwab Core Equity Fund	7.2%
Laudus U.S. Large Cap Growth Fund	7.1%
Schwab S&P 500 Index Fund	6.9%
PIMCO Total Return Fund, Institutional Shares	6.6%
Schwab Treasury Inflation Protected Securities Index Fund	4.6%
TCW Relative Value Large Cap Fund	3.9%
Schwab Dividend Equity Fund	3.9%
Laudus International MarketMasters Fund, Select Shares	3.6%
Total	75.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.58%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 9

Schwab Target 2020 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	4.02%	10.05%	13.24%	6.21%
Target 2020 Composite Index	4.36%	9.79%	13.07%	6.61%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.01%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.68%
Fund Category: Morningstar Target Date 2016-2020	3.70%	7.55%	12.23%	5.06%

Fund Expense Ratios3: Net 0.65%; Gross 0.70%

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[4]	8%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	36.6%
Fixed-Income Funds – Intermediate-Term Bond	26.0%
Equity Funds – International	12.4%
Fixed-Income Funds – Short-Term Bond	7.8%
Equity Funds – Small-Cap	6.1%
Fixed -Income Funds – Inflation-Protected Bond	3.2%
Equity Funds – Global Real Estate	2.9%
Short-Term Investments	2.8%
Fixed-Income Funds – International Bond	1.1%
Money Market Funds	1.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	12.2%
Schwab Core Equity Fund	9.3%
Laudus U.S. Large Cap Growth Fund	9.0%
Schwab S&P 500 Index Fund	8.8%
Schwab Short-Term Bond Market Fund	7.8%
PIMCO Total Return Fund, Institutional Shares	7.2%
Schwab Dividend Equity Fund	4.8%
Laudus International MarketMasters Fund, Select Shares	4.7%
TCW Relative Value Large Cap Fund	4.6%
Schwab Small-Cap Equity Fund	4.0%
Total	72.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.65%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

10 Schwab Target Funds

Schwab Target 2025 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2025 Fund (3/12/08)	4.49%	11.88%	14.48%	7.50%
Target 2025 Composite Index	4.82%	11.44%	14.07%	6.68%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.89%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.83%
Fund Category: Morningstar Target Date 2021-2025	4.30%	9.87%	13.75%	5.56%

Fund Expense Ratios3: Net 0.71%; Gross 0.79%

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[4]	7%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	41.7%
Fixed-Income Funds – Intermediate-Term Bond	21.0%
Equity Funds – International	15.0%
Equity Funds – Small-Cap	7.8%
Fixed-Income Funds – Short-Term Bond	4.9%
Equity Funds – Global Real Estate	3.3%
Short-Term Investments	3.1%
Fixed-Income Funds – Inflation-Protected Bond	2.2%
Fixed-Income Funds – International Bond	1.0%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	10.7%
Laudus U.S. Large Cap Growth Fund	10.3%
Schwab S&P 500 Index Fund	10.0%
Schwab Total Bond Market Fund	8.2%
PIMCO Total Return Fund, Institutional Shares	6.8%
Laudus International MarketMasters Fund, Select Shares	5.5%
Schwab Dividend Equity Fund	5.4%
TCW Relative Value Large Cap Fund	5.2%
Schwab Small-Cap Equity Fund	5.1%
Schwab Short-Term Bond Market Fund	4.9%
Total	72.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.71%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 11

Schwab Target 2030 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	4.82%	13.22%	15.28%	7.04%
Target 2030 Composite Index	5.17%	12.78%	14.81%	7.17%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.01%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.68%
Fund Category: Morningstar Target Date 2026-2030	4.35%	10.53%	14.05%	5.38%

Fund Expense Ratios3: Net 0.74%; Gross 0.78%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	7%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	45.6%
Equity Funds – International	17.1%
Fixed-Income Funds – Intermediate-Term Bond	16.3%
Equity Funds – Small-Cap	9.3%
Equity Funds – Global Real Estate	3.8%
Fixed-Income Funds – Short-Term Bond	3.0%
Short-Term Investments	2.5%
Fixed-Income Funds – Inflation-Protected Bond	1.6%
Fixed-Income Funds – International Bond	0.8%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	11.8%
Laudus U.S. Large Cap Growth Fund	11.2%
Schwab S&P 500 Index Fund	10.6%
Laudus International MarketMasters Fund, Select Shares	6.1%
Schwab Small-Cap Equity Fund	6.1%
TCW Relative Value Large Cap Fund	6.0%
Schwab Dividend Equity Fund	5.9%
PIMCO Total Return Fund, Institutional Shares	5.7%
Schwab Total Bond Market Fund	5.4%
William Blair International Small Cap Growth Fund, Institutional Shares	3.4%
Total	72.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.74%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

12 Schwab Target Funds

Schwab Target 2035 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2035 Fund (3/12/08)	5.09%	14.58%	16.13%	8.07%
Target 2035 Composite Index	5.47%	14.00%	15.58%	7.25%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.89%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.83%
Fund Category: Morningstar Target Date 2031-2035	4.84%	12.54%	15.14%	5.89%

Fund Expense Ratios3: Net 0.78%; Gross 0.87%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	5%

 Asset Class Weightings % of Investments5

Equity Funds – Large -Cap	48.8%
Equity Funds – International	19.0%
Fixed-Income Funds – Intermediate-Term Bond	11.6%
Equity Funds – Small-Cap	10.7%
Equity Funds – Global Real Estate	4.1%
Short-Term Investments	2.3%
Fixed-Income Funds – Short-Term Bond	2.0%
Fixed-Income Funds – Inflation-Protected Bond	1.0%
Fixed-Income Funds – International Bond	0.5%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	12.7%
Laudus U.S. Large Cap Growth Fund	12.1%
Schwab S&P 500 Index Fund	11.5%
Schwab Small-Cap Equity Fund	7.0%
Laudus International MarketMasters Fund, Select Shares	6.6%
Schwab Dividend Equity Fund	6.3%
TCW Relative Value Large Cap Fund	6.1%
PIMCO Total Return Fund, Institutional Shares	4.6%
Schwab Global Real Estate Fund	4.1%
William Blair International Small Cap Growth Fund, Institutional Shares	3.7%
Total	74.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.78%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 13

Schwab Target 2040 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	5.41%	15.64%	16.71%	7.62%
Target 2040 Composite Index	5.67%	14.88%	16.16%	7.57%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	19.62%	8.01%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.68%
Fund Category: Morningstar Target Date 2036-2040	4.73%	12.41%	15.10%	5.74%

Fund Expense Ratios3: Net 0.80%; Gross 0.84%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	5%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	51.3%
Equity Funds – International	20.7%
Equity Funds – Small-Cap	11.9%
Fixed-Income Funds – Intermediate-Term Bond	7.5%
Equity Funds – Global Real Estate	4.4%
Short-Term Investments	2.1%
Fixed-Income Funds – Short-Term Bond	1.4%
Fixed-Income Funds – Inflation-Protected Bond	0.5%
Fixed-Income Funds – International Bond	0.2%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	13.4%
Laudus U.S. Large Cap Growth Fund	12.7%
Schwab S&P 500 Index Fund	11.9%
Schwab Small-Cap Equity Fund	7.8%
Laudus International MarketMasters Fund, Select Shares	7.1%
TCW Relative Value Large Cap Fund	6.7%
Schwab Dividend Equity Fund	6.6%
Schwab Global Real Estate Fund	4.4%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.2%
William Blair International Small Cap Growth Fund, Institutional Shares	4.0%
Total	78.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.80%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

14 Schwab Target Funds

Schwab Target 2045 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2045 Fund (1/23/13)	5.51%	16.06%	17.74%
Target 2045 Composite Index	5.78%	15.38%	17.91%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	22.78%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	0.63%
Fund Category: Morningstar Target Date 2041-2045	5.06%	13.70%	15.23%

Fund Expense Ratios3: Net 0.75%; Gross 1.83%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	4%

 Asset Class Weightings % of Investments5

Equity Funds – Large -Cap	52.7%
Equity Funds – International	21.7%
Equity Funds – Small- Cap	12.6%
Fixed- Income Funds – Intermediate – Term Bond	5.1%
Equity Funds – Global Real Estate	4.5%
Short-Term Investments	2.0%
Fixed -Income Funds – Short -Term Bonds	1.0%
Fixed-Income Funds – Inflation-Protected Bond	0.3%
Fixed-Income Funds – International Bond	0.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	13.7%
Laudus U.S. Large Cap Growth Fund	13.0%
Schwab S&P 500 Index Fund	12.3%
Schwab Small-Cap Equity Fund	8.2%
Laudus International MarketMasters Fund, Select Shares	7.3%
Schwab Dividend Equity Fund	6.8%
TCW Relative Value Large Cap Fund	6.8%
Schwab Global Real Estate Fund	4.5%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.4%
William Blair International Small Cap Growth Fund, Institutional Shares	4.1%
Total	81.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 15

Schwab Target 2050 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2050 Fund (1/23/13)	5.58%	16.63%	18.29%
Target 2050 Composite Index	5.88%	15.81%	18.41%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	22.78%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	0.63%
Fund Category: Morningstar Target Date 2046-2050	4.84%	12.97%	14.73%

Fund Expense Ratios3: Net 0.76%; Gross 2.13%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	6%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	53.6%
Equity Funds – International	22.4%
Equity Funds – Small-Cap	13.2%
Equity Funds – Global Real Estate	4.7%
Fixed-Income Funds – Intermediate-Term Bond	3.2%
Short-Term Investments	2.1%
Fixed-Income Funds – Short-Term Bond	0.6%
Fixed-Income Funds – International Bond	0.1%
Fixed-Income Funds – Inflation-Protected Bond	0.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	14.0%
Laudus U.S. Large Cap Growth Fund	13.3%
Schwab S&P 500 Index Fund	12.7%
Schwab Small-Cap Equity Fund	8.6%
Laudus International MarketMasters Fund, Select Shares	7.5%
Schwab Dividend Equity Fund	7.0%
TCW Relative Value Large Cap Fund	6.7%
Schwab Global Real Estate Fund	4.7%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.6%
William Blair International Small Cap Growth Fund, Institutional Shares	4.2%
Total	83.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.76%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

16 Schwab Target Funds

Schwab Target 2055 Fund

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2055 Fund (1/23/13)	5.66%	16.80%	18.52%
Target 2055 Composite Index	5.92%	16.06%	18.70%
Dow Jones U.S. Total Stock Market Index	7.82%	20.65%	22.78%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	0.63%
Fund Category: Morningstar Target Date 2051+	5.18%	14.43%	15.99%

Fund Expense Ratios3: Net 0.73%; Gross 3.51%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	11%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	54.8%
Equity Funds – International	23.1%
Equity Funds – Small-Cap	13.7%
Equity Funds – Global Real Estate	4.8%
Short-Term Investments	1.7%
Fixed-Income Funds – Intermediate-Term Bond	1.6%
Fixed-Income Funds – Short-Term Bond	0.3%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	14.3%
Laudus U.S. Large Cap Growth Fund	13.5%
Schwab S&P 500 Index Fund	12.9%
Schwab Small-Cap Index Fund	8.9%
Laudus International MarketMasters Fund, Select Shares	7.7%
Schwab Dividend Equity Fund	7.1%
TCW Relative Value Large Cap Fund	6.9%
Schwab Global Real Estate Fund	4.8%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.8%
William Blair International Small Cap Growth Fund, Institutional Shares	4.3%
Total	85.2%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.73%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2013 and held through April 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/13	at 4/30/14	11/1/13–4/30/14

Schwab Target 2010 Fund
Actual Return	0.00%	$1,000.00	$1,030.10	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2015 Fund
Actual Return	0.00%	$1,000.00	$1,033.20	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2020 Fund
Actual Return	0.00%	$1,000.00	$1,040.20	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2025 Fund
Actual Return	0.00%	$1,000.00	$1,044.90	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2030 Fund
Actual Return	0.00%	$1,000.00	$1,048.20	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2035 Fund
Actual Return	0.00%	$1,000.00	$1,050.90	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2040 Fund
Actual Return	0.00%	$1,000.00	$1,054.10	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2045 Fund
Actual Return	0.00%	$1,000.00	$1,055.10	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2050 Fund
Actual Return	0.00%	$1,000.00	$1,055.80	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

Schwab Target 2055 Fund
Actual Return	0.00%	$1,000.00	$1,056.60	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

18 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	11.91		11.10	10.56	10.34	9.46	8.76

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.22	0.23	0.23	0.28
Net realized and unrealized gains (losses)	0.24		0.85	0.57	0.24	0.89	0.75

Total from investment operations	0.35		1.06	0.79	0.47	1.12	1.03
Less distributions:
Distributions from net investment income	(0.20)		(0.25)	(0.25)	(0.25)	(0.24)	(0.33)

Net asset value at end of period	12.06		11.91	11.10	10.56	10.34	9.46

Total return (%)	3.01	[1]	9.74	7.63	4.63 [2]	11.99	12.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	—	0.00 [5]	0.03 [6]
Gross operating expenses[3]	0.17	[4]	0.18	0.18	0.14	0.16	0.16
Net investment income (loss)	1.86	[4]	1.77	1.95	2.11	2.21	3.04
Portfolio turnover rate	13	[1]	26	13	11	24	47
Net assets, end of period ($ x 1,000,000)	62		61	60	64	73	75

* Unaudited.

1 Not annualized.
2 Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 19

 Schwab Target 2010 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Other Investment Companies	49,375,076	59,703,911
3.1%	Short-Term Investments	1,914,622	1,914,622

99.8%	Total Investments	51,289,698	61,618,533
0.2%	Other Assets and Liabilities, Net		104,015

100.0%	Net Assets		61,722,548

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

Equity Funds 39.6%

Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	173,308	1,199,289

International 7.8%
American Century International Growth Fund, Institutional Shares	75,930	1,020,503
Laudus International MarketMasters Fund, Select Shares (a)	78,851	1,907,418
Laudus Mondrian International Equity Fund, Institutional Shares (a)	85,219	764,418
William Blair International Small Cap Growth Fund, Institutional Shares	68,897	1,107,180

		4,799,519

Large-Cap 26.4%
Laudus U.S. Large Cap Growth Fund *(a)	224,460	3,986,401
Schwab Core Equity Fund (a)	172,233	4,031,973
Schwab Dividend Equity Fund (a)	119,918	2,183,712
Schwab S&P 500 Index Fund (a)	133,756	3,955,154
TCW Relative Value Large Cap Fund	102,416	2,157,912

		16,315,152

Small-Cap 3.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	41,960	741,437
Schwab Small-Cap Equity Fund (a)	57,127	1,375,037

		2,116,474

		24,430,434

Fixed-Income Funds 53.9%

Inflation-Protected Bond 5.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	283,566	3,178,776

Intermediate-Term Bond 32.8%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	143,520	1,763,857
PIMCO Total Return Fund, Institutional Shares	351,196	3,806,961
Schwab Intermediate-Term Bond Fund (a)	182,779	1,862,519
Schwab Total Bond Market Fund (a)	1,362,984	12,852,943

		20,286,280

International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	32,199	354,508

Short-Term Bond 15.4%
Schwab Short-Term Bond Market Fund (a)	1,022,135	9,485,412

		33,304,976

Money Market Fund 3.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	1,968,501	1,968,501

Total Other Investment Companies
(Cost $49,375,076)		59,703,911

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
Citibank
0.03%, 05/01/14	67,140	67,140
DNB
0.03%, 05/01/14	1,847,482	1,847,482

Total Short-Term Investments
(Cost $1,914,622)		1,914,622

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $52,192,955 and the unrealized appreciation and depreciation were $9,447,013 and ($21,435), respectively, with a net unrealized appreciation of $9,425,578.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

20 See financial notes

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$59,703,911	$—	$—	$59,703,911
Short-Term Investments[1]	—	1,914,622	—	1,914,622

Total	$59,703,911	$1,914,622	$—	$61,618,533

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 21

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $41,476,324)		$49,847,498
Investments in unaffiliated issuers, at value (cost $9,813,374)	+	11,771,035

Total investments, at value (cost $51,289,698)		61,618,533
Receivables:
Investments sold		480,000
Fund shares sold		109,656
Dividends		41,349
Due from investment adviser		670
Interest		2
Prepaid expenses	+	1,206

Total assets		62,251,416

Liabilities

Payables:
Investments bought		451,352
Fund shares redeemed		47,466
Accrued expenses	+	30,050

Total liabilities		528,868

Net Assets

Total assets		62,251,416
Total liabilities	−	528,868

Net assets		$61,722,548

Net Assets by Source
Capital received from investors		65,650,251
Net investment income not yet distributed		81,660
Net realized capital losses		(14,338,198)
Net unrealized capital appreciation		10,328,835

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$61,722,548		5,116,651		$12.06

22 See financial notes

 Schwab Target 2010 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$426,418
Dividends received from unaffiliated underlying funds		137,788
Interest	+	294

Total investment income		564,500

Expenses

Professional fees		17,898
Transfer agent fees		11,344
Registration fees		9,468
Portfolio accounting fees		4,486
Shareholder reports		3,282
Independent trustees’ fees		3,129
Custodian fees		2,257
Other expenses	+	996

Total expenses		52,860
Expense reduction by CSIM	−	52,860

Net expenses	−	—

Net investment income		564,500

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		791,368
Realized capital gain distributions received from unaffiliated underlying funds		139,725
Net realized gains on sales of affiliated underlying funds		1,440,704
Net realized gains on sales of unaffiliated underlying funds	+	220,640

Net realized gains		2,592,437
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,219,117)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(145,716)

Net change in unrealized appreciation (depreciation)	+	(1,364,833)

Net realized and unrealized gains		1,227,604

Increase in net assets resulting from operations		$1,792,104

See financial notes 23

 Schwab Target 2010 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$564,500	$1,060,327
Net realized gains		2,592,437	1,990,548
Net change in unrealized appreciation (depreciation)	+	(1,364,833)	2,583,987

Increase in net assets from operations		1,792,104	5,634,862

Distributions to Shareholders

Distributions from net investment income		($1,036,165)	($1,315,027)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		489,083	$5,850,032	1,476,821	$16,885,894
Shares reinvested		81,616	967,148	111,466	1,225,017
Shares redeemed	+	(595,271)	(7,102,271)	(1,819,181)	(20,804,281)

Net transactions in fund shares		(24,572)	($285,091)	(230,894)	($2,693,370)

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,141,223	$61,251,700	5,372,117	$59,625,235
Total increase or decrease	+	(24,572)	470,848	(230,894)	1,626,465

End of period		5,116,651	$61,722,548	5,141,223	$61,251,700

Net investment income not yet distributed			$81,660		$553,325

24 See financial notes

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	12.22		11.13	10.48	10.16	9.09	8.15

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.20	0.20	0.19	0.16	0.19
Net realized and unrealized gains (losses)	0.28		1.12	0.66	0.32	1.06	0.91

Total from investment operations	0.40		1.32	0.86	0.51	1.22	1.10
Less distributions:
Distributions from net investment income	(0.20)		(0.23)	(0.21)	(0.19)	(0.15)	(0.16)
Distributions from net realized gains	—		—	—	—	—	(0.00)[1]

Total distributions	(0.20)		(0.23)	(0.21)	(0.19)	(0.15)	(0.16)

Net asset value at end of period	12.42		12.22	11.13	10.48	10.16	9.09

Total return (%)	3.32	[2]	12.06	8.41	5.10	13.55	13.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	—	0.00 [5]	0.02 [6]
Gross operating expenses[3]	0.12	[4]	0.14	0.19	0.22	0.39	0.85
Net investment income (loss)	1.92	[4]	1.72	1.85	1.94	1.91	2.57
Portfolio turnover rate	12	[2]	16	13	16	13	39
Net assets, end of period ($ x 1,000,000)	105		94	70	53	37	17

* Unaudited.

1 Amount less than $0.01.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 25

 Schwab Target 2015 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	86,971,361	101,613,651
3.1%	Short-Term Investments	3,231,110	3,231,110

99.9%	Total Investments	90,202,471	104,844,761
0.1%	Other Assets and Liabilities, Net		100,551

100.0%	Net Assets		104,945,312

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 44.3%

Global Real Estate 2.2%
Schwab Global Real Estate Fund (a)	328,870	2,275,782

International 9.1%
American Century International Growth Fund, Institutional Shares	149,362	2,007,422
Laudus International MarketMasters Fund, Select Shares (a)	156,292	3,780,701
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	9,465	83,763
Laudus Mondrian International Equity Fund, Institutional Shares (a)	173,371	1,555,139
William Blair International Small Cap Growth Fund, Institutional Shares	133,833	2,150,696

		9,577,721

Large-Cap 28.9%
Laudus U.S. Large Cap Growth Fund *(a)	418,417	7,431,093
Schwab Core Equity Fund (a)	323,360	7,569,854
Schwab Dividend Equity Fund (a)	221,944	4,041,599
Schwab S&P 500 Index Fund (a)	245,441	7,257,684
TCW Relative Value Large Cap Fund	193,388	4,074,686

		30,374,916

Small-Cap 4.1%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	84,865	1,499,558
Schwab Small-Cap Equity Fund (a)	115,809	2,787,521

		4,287,079

		46,515,498

Fixed-Income Funds 49.9%

Inflation-Protected Bond 4.6%
Schwab Treasury Inflation Protected Securities Index Fund (a)	430,889	4,830,268

Intermediate-Term Bond 31.3%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	270,682	3,326,680
PIMCO Total Return Fund, Institutional Shares	643,548	6,976,059
Schwab Intermediate-Term Bond Fund (a)	319,949	3,260,280
Schwab Total Bond Market Fund (a)	2,050,964	19,340,594

		32,903,613

International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund *(a)	75,827	834,857

Short-Term Bond 13.2%
Schwab Short-Term Bond Market Fund (a)	1,491,128	13,837,668

		52,406,406

Money Market Fund 2.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	2,691,747	2,691,747

Total Other Investment Companies
(Cost $86,971,361)		101,613,651

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
ANZ
0.03%, 05/01/14	3,130,824	3,130,824
Bank of Tokyo Mitsubishi
0.03%, 05/01/14	100,286	100,286

Total Short-Term Investments
(Cost $3,231,110)		3,231,110

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $90,717,943 and the unrealized appreciation and depreciation were $14,254,874 and ($128,056), respectively, with a net unrealized appreciation of $14,126,818.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

26 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$101,613,651	$—	$—	$101,613,651
Short-Term Investments[1]	—	3,231,110	—	3,231,110

Total	$101,613,651	$3,231,110	$—	$104,844,761

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 27

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $70,862,015)		$83,078,108
Investments in unaffiliated issuers, at value (cost $19,340,456)	+	21,766,653

Total investments, at value (cost $90,202,471)		104,844,761
Receivables:
Investments sold		360,000
Fund shares sold		278,551
Dividends		64,635
Due from investment adviser		767
Interest		3
Prepaid expenses	+	530

Total assets		105,549,247

Liabilities

Payables:
Investments bought		574,631
Fund shares redeemed		10,198
Accrued expenses	+	19,106

Total liabilities		603,935

Net Assets

Total assets		105,549,247
Total liabilities	−	603,935

Net assets		$104,945,312

Net Assets by Source
Capital received from investors		87,137,147
Net investment income not yet distributed		81,119
Net realized capital gains		3,084,756
Net unrealized capital appreciation		14,642,290

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$104,945,312		8,446,357		$12.42

28 See financial notes

 Schwab Target 2015 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$700,846
Dividends received from unaffiliated underlying funds		253,494
Interest	+	477

Total investment income		954,817

Expenses

Professional fees		18,139
Transfer agent fees		11,616
Registration fees		11,566
Portfolio accounting fees		4,830
Shareholder reports		4,073
Independent trustees’ fees		3,217
Custodian fees		2,861
Other expenses	+	1,293

Total expenses		57,595
Expense reduction by CSIM	−	57,595

Net expenses	−	—

Net investment income		954,817

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,502,331
Realized capital gain distributions received from unaffiliated underlying funds		261,211
Net realized gains on sales of affiliated underlying funds		1,694,310
Net realized gains on sales of unaffiliated underlying funds	+	177,398

Net realized gains		3,635,250
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,232,389)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(42,803)

Net change in unrealized appreciation (depreciation)	+	(1,275,192)

Net realized and unrealized gains		2,360,058

Increase in net assets resulting from operations		$3,314,875

See financial notes 29

 Schwab Target 2015 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$954,817	$1,423,683
Net realized gains		3,635,250	485,759
Net change in unrealized appreciation (depreciation)	+	(1,275,192)	7,360,842

Increase in net assets from operations		3,314,875	9,270,284

Distributions to Shareholders

Distributions from net investment income		($1,610,833)	($1,464,548)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,678,276	$20,617,117	3,361,988	$39,062,080
Shares reinvested		125,055	1,526,926	126,443	1,398,455
Shares redeemed	+	(1,066,233)	(13,100,361)	(2,040,270)	(23,734,773)

Net transactions in fund shares		737,098	$9,043,682	1,448,161	$16,725,762

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,709,259	$94,197,588	6,261,098	$69,666,090
Total increase	+	737,098	10,747,724	1,448,161	24,531,498

End of period		8,446,357	$104,945,312	7,709,259	$94,197,588

Net investment income not yet distributed			$81,119		$737,135

30 See financial notes

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	13.52		11.94	11.13	10.80	9.63	8.59

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.22	0.22	0.22	0.20	0.24
Net realized and unrealized gains (losses)	0.40		1.62	0.82	0.34	1.18	1.08

Total from investment operations	0.54		1.84	1.04	0.56	1.38	1.32
Less distributions:
Distributions from net investment income	(0.23)		(0.26)	(0.23)	(0.23)	(0.21)	(0.28)

Net asset value at end of period	13.83		13.52	11.94	11.13	10.80	9.63

Total return (%)	4.02	[1]	15.72	9.52	5.18	14.47	15.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	—	0.00 [4]	0.00 [4]	0.02 [5]
Gross operating expenses[2]	0.04	[3]	0.05	0.06	0.06	0.07	0.09
Net investment income (loss)	1.99	[3]	1.71	1.89	1.92	2.01	2.75
Portfolio turnover rate	8	[1]	14	13	15	15	48
Net assets, end of period ($ x 1,000,000)	466		415	306	273	240	198

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 31

 Schwab Target 2020 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Other Investment Companies	360,220,337	451,821,930
2.8%	Short-Term Investment	13,195,290	13,195,290

99.8%	Total Investments	373,415,627	465,017,220
0.2%	Other Assets and Liabilities, Net		1,020,867

100.0%	Net Assets		466,038,087

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.0% of net assets

Equity Funds 57.9%

Global Real Estate 2.9%
Schwab Global Real Estate Fund (a)	1,919,092	13,280,115

International 12.4%
American Century International Growth Fund, Institutional Shares	842,171	11,318,789
Laudus International MarketMasters Fund, Select Shares (a)	898,085	21,724,671
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	315,938	2,796,051
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,058,118	9,491,319
William Blair International Small Cap Growth Fund, Institutional Shares	775,697	12,465,449

		57,796,279

Large-Cap 36.5%
Laudus U.S. Large Cap Growth Fund *(a)	2,352,891	41,787,341
Schwab Core Equity Fund (a)	1,851,944	43,354,022
Schwab Dividend Equity Fund (a)	1,221,975	22,252,161
Schwab S&P 500 Index Fund (a)	1,384,787	40,948,152
TCW Relative Value Large Cap Fund	1,028,292	21,666,105

		170,007,781

Small-Cap 6.1%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	564,252	9,970,327
Schwab Small-Cap Equity Fund (a)	771,901	18,579,667

		28,549,994

		269,634,169

Fixed-Income Funds 38.0%

Inflation-Protected Bond 3.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,307,452	14,656,537

Intermediate-Term Bond 26.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,312,114	16,125,883
PIMCO Total Return Fund, Institutional Shares	3,116,576	33,783,680
Schwab Intermediate-Term Bond Fund (a)	1,374,965	14,010,891
Schwab Total Bond Market Fund (a)	6,051,007	57,060,999

		120,981,453

International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	466,383	5,134,874

Short-Term Bond 7.8%
Schwab Short-Term Bond Market Fund (a)	3,924,000	36,414,723

		177,187,587

Money Market Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	5,000,174	5,000,174

Total Other Investment Companies
(Cost $360,220,337)		451,821,930

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.8% of net assets

Time Deposit 2.8%
Bank of Tokyo Mitsubishi
0.03%, 05/01/14	13,195,290	13,195,290

Total Short-Term Investment
(Cost $13,195,290)		13,195,290

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $375,830,083 and the unrealized appreciation and depreciation were $89,751,225 and ($564,088), respectively, with a net unrealized appreciation of $89,187,137.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

32 See financial notes

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$451,821,930	$—	$—	$451,821,930
Short-Term Investment[1]	—	13,195,290	—	13,195,290

Total	$451,821,930	$13,195,290	$—	$465,017,220

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 33

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $280,159,687)		$356,462,024
Investments in unaffiliated issuers, at value (cost $93,255,940)	+	108,555,196

Total investments, at value (cost $373,415,627)		465,017,220
Receivables:
Investments sold		2,930,000
Fund shares sold		784,918
Dividends		218,047
Due from investment adviser		1,326
Interest		11
Prepaid expenses	+	3,797

Total assets		468,955,319

Liabilities

Payables:
Investments bought		2,837,885
Fund shares redeemed		44,767
Accrued expenses	+	34,580

Total liabilities		2,917,232

Net Assets

Total assets		468,955,319
Total liabilities	−	2,917,232

Net assets		$466,038,087

Net Assets by Source
Capital received from investors		395,116,335
Distributions in excess of net investment income		(97,865)
Net realized capital losses		(20,581,976)
Net unrealized capital appreciation		91,601,593

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$466,038,087		33,687,572		$13.83

34 See financial notes

 Schwab Target 2020 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$3,070,651
Dividends received from unaffiliated underlying funds		1,282,013
Interest	+	2,216

Total investment income		4,354,880

Expenses

Professional fees		19,821
Registration fees		19,678
Transfer agent fees		14,205
Shareholder reports		13,422
Portfolio accounting fees		11,598
Custodian fees		5,404
Independent trustees’ fees		4,028
Other expenses	+	4,067

Total expenses		92,223
Expense reduction by CSIM	−	92,223

Net expenses	−	—

Net investment income		4,354,880

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		8,350,952
Realized capital gain distributions received from unaffiliated underlying funds		1,318,314
Net realized gains on sales of affiliated underlying funds		6,521,784
Net realized gains on sales of unaffiliated underlying funds	+	820,669

Net realized gains		17,011,719
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(4,062,050)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(34,866)

Net change in unrealized appreciation (depreciation)	+	(4,096,916)

Net realized and unrealized gains		12,914,803

Increase in net assets resulting from operations		$17,269,683

See financial notes 35

 Schwab Target 2020 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$4,354,880	$6,102,847
Net realized gains		17,011,719	2,458,347
Net change in unrealized appreciation (depreciation)	+	(4,096,916)	43,123,487

Increase in net assets from operations		17,269,683	51,684,681

Distributions to Shareholders

Distributions from net investment income		($7,213,636)	($6,683,111)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,958,497	$67,724,468	9,795,603	$124,307,451
Shares reinvested		510,642	6,944,736	542,153	6,451,623
Shares redeemed	+	(2,430,672)	(33,209,465)	(5,276,854)	(66,887,924)

Net transactions in fund shares		3,038,467	$41,459,739	5,060,902	$63,871,150

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,649,105	$414,522,301	25,588,203	$305,649,581
Total increase	+	3,038,467	51,515,786	5,060,902	108,872,720

End of period		33,687,572	$466,038,087	30,649,105	$414,522,301

Distributions in excess of net investment income/Net investment income not yet distributed			($97,865)		$2,760,891

36 See financial notes

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	13.63		11.73	10.84	10.46	9.21	7.99

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.21	0.19	0.19	0.16	0.17
Net realized and unrealized gains (losses)	0.47		1.93	0.89	0.38	1.24	1.21

Total from investment operations	0.61		2.14	1.08	0.57	1.40	1.38
Less distributions:
Distributions from net investment income	(0.23)		(0.24)	(0.19)	(0.19)	(0.15)	(0.16)

Net asset value at end of period	14.01		13.63	11.73	10.84	10.46	9.21

Total return (%)	4.49	[1]	18.54	10.14	5.44	15.34	17.61

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	0.00 [4]	—	0.00 [4]	0.01 [5]
Gross operating expenses[2]	0.06	[3]	0.08	0.10	0.14	0.24	0.57
Net investment income (loss)	2.00	[3]	1.57	1.73	1.66	1.62	2.15
Portfolio turnover rate	7	[1]	10	13	9	13	44
Net assets, end of period ($ x 1,000,000)	300		251	141	104	63	26

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 37

 Schwab Target 2025 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Other Investment Companies	242,019,018	290,755,077
3.0%	Short-Term Investments	9,187,282	9,187,282

99.9%	Total Investments	251,206,300	299,942,359
0.1%	Other Assets and Liabilities, Net		192,061

100.0%	Net Assets		300,134,420

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.9% of net assets

Equity Funds 67.8%

Global Real Estate 3.3%
Schwab Global Real Estate Fund (a)	1,451,757	10,046,157

International 15.0%
American Century International Growth Fund, Institutional Shares	634,868	8,532,632
Laudus International MarketMasters Fund, Select Shares (a)	679,432	16,435,465
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	380,190	3,364,684
Laudus Mondrian International Equity Fund, Institutional Shares (a)	819,513	7,351,034
William Blair International Small Cap Growth Fund, Institutional Shares	572,331	9,197,354

		44,881,169

Large-Cap 41.7%
Laudus U.S. Large Cap Growth Fund *(a)	1,734,585	30,806,221
Schwab Core Equity Fund (a)	1,375,149	32,192,243
Schwab Dividend Equity Fund (a)	896,429	16,323,965
Schwab S&P 500 Index Fund (a)	1,015,605	30,031,433
TCW Relative Value Large Cap Fund	746,886	15,736,890

		125,090,752

Small-Cap 7.8%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	465,284	8,221,565
Schwab Small-Cap Equity Fund (a)	636,399	15,318,136

		23,539,701

		203,557,779

Fixed-Income Funds 29.1%

Inflation-Protected Bond 2.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	583,238	6,538,102

Intermediate-Term Bond 21.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	818,815	10,063,233
PIMCO Total Return Fund, Institutional Shares	1,892,193	20,511,374
Schwab Intermediate-Term Bond Fund (a)	766,117	7,806,737
Schwab Total Bond Market Fund (a)	2,599,881	24,516,876

		62,898,220

International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund *(a)	277,619	3,056,588

Short-Term Bond 4.9%
Schwab Short-Term Bond Market Fund (a)	1,584,525	14,704,388

		87,197,298

Total Other Investment Companies
(Cost $242,019,018)		290,755,077

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Citibank
0.03%, 05/01/14	225,944	225,944
DNB
0.03%, 05/01/14	8,961,338	8,961,338

Total Short-Term Investments
(Cost $9,187,282)		9,187,282

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $252,384,674 and the unrealized appreciation and depreciation were $48,210,551 and ($652,866), respectively, with a net unrealized appreciation of $47,557,685.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

38 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$290,755,077	$—	$—	$290,755,077
Short-Term Investments[1]	—	9,187,282	—	9,187,282

Total	$290,755,077	$9,187,282	$—	$299,942,359

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 39

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $185,641,209)		$226,713,594
Investments in unaffiliated issuers, at value (cost $65,565,091)	+	73,228,765

Total investments, at value (cost $251,206,300)		299,942,359
Receivables:
Investments sold		1,370,000
Fund shares sold		519,739
Dividends		106,499
Due from investment adviser		1,142
Interest		8
Prepaid expenses	+	978

Total assets		301,940,725

Liabilities

Payables:
Investments bought		1,756,376
Fund shares redeemed		33,284
Accrued expenses	+	16,645

Total liabilities		1,806,305

Net Assets

Total assets		301,940,725
Total liabilities	−	1,806,305

Net assets		$300,134,420

Net Assets by Source
Capital received from investors		244,752,225
Distributions in excess of net investment income		(268,385)
Net realized capital gains		6,914,521
Net unrealized capital appreciation		48,736,059

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$300,134,420		21,429,807		$14.01

40 See financial notes

 Schwab Target 2025 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,912,384
Dividends received from unaffiliated underlying funds		829,735
Interest	+	1,279

Total investment income		2,743,398

Expenses

Professional fees		18,879
Registration fees		18,165
Transfer agent fees		12,921
Portfolio accounting fees		9,986
Shareholder reports		7,249
Custodian fees		4,953
Independent trustees’ fees		3,612
Other expenses	+	2,491

Total expenses		78,256
Expense reduction by CSIM	−	78,256

Net expenses	−	—

Net investment income		2,743,398

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		5,901,906
Realized capital gain distributions received from unaffiliated underlying funds		856,699
Net realized gains on sales of affiliated underlying funds		1,508,686
Net realized gains on sales of unaffiliated underlying funds	+	242,542

Net realized gains		8,509,833
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		380,685
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	372,917

Net change in unrealized appreciation (depreciation)	+	753,602

Net realized and unrealized gains		9,263,435

Increase in net assets resulting from operations		$12,006,833

See financial notes 41

 Schwab Target 2025 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$2,743,398	$3,022,858
Net realized gains		8,509,833	522,126
Net change in unrealized appreciation (depreciation)	+	753,602	28,887,950

Increase in net assets from operations		12,006,833	32,432,934

Distributions to Shareholders

Distributions from net investment income		($4,339,215)	($2,993,027)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,430,312	$61,135,462	8,685,243	$109,893,079
Shares reinvested		308,192	4,243,806	248,579	2,915,831
Shares redeemed	+	(1,764,323)	(24,403,523)	(2,529,490)	(32,070,753)

Net transactions in fund shares		2,974,181	$40,975,745	6,404,332	$80,738,157

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,455,626	$251,491,057	12,051,294	$141,312,993
Total increase	+	2,974,181	48,643,363	6,404,332	110,178,064

End of period		21,429,807	$300,134,420	18,455,626	$251,491,057

Distributions in excess of net investment income/Net investment income not yet distributed			($268,385)		$1,327,432

42 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	14.70		12.42	11.43	11.05	9.69	8.51

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.22	0.19	0.19	0.17	0.20
Net realized and unrealized gains (losses)	0.54		2.31	0.99	0.38	1.36	1.23

Total from investment operations	0.70		2.53	1.18	0.57	1.53	1.43
Less distributions:
Distributions from net investment income	(0.25)		(0.25)	(0.19)	(0.19)	(0.17)	(0.25)

Net asset value at end of period	15.15		14.70	12.42	11.43	11.05	9.69

Total return (%)	4.82	[1]	20.73	10.52	5.20	15.97	17.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	—	—	0.00 [4]	0.01 [5]
Gross operating expenses[2]	0.03	[3]	0.04	0.05	0.05	0.08	0.11
Net investment income (loss)	2.06	[3]	1.59	1.62	1.60	1.64	2.37
Portfolio turnover rate	7	[1]	10	12	8	14	50
Net assets, end of period ($ x 1,000,000)	682		621	444	372	296	200

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 43

 Schwab Target 2030 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Other Investment Companies	495,010,065	664,614,367
2.5%	Short-Term Investment	16,973,589	16,973,589

99.9%	Total Investments	511,983,654	681,587,956
0.1%	Other Assets and Liabilities, Net		518,251

100.0%	Net Assets		682,106,207

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

Equity Funds 75.7%

Global Real Estate 3.8%
Schwab Global Real Estate Fund (a)	3,689,899	25,534,102

International 17.1%
American Century International Growth Fund, Institutional Shares	1,595,542	21,444,082
Laudus International MarketMasters Fund, Select Shares (a)	1,717,518	41,546,772
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,292,566	11,439,211
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,094,246	18,785,385
William Blair International Small Cap Growth Fund, Institutional Shares	1,458,238	23,433,888

		116,649,338

Large-Cap 45.5%
Laudus U.S. Large Cap Growth Fund *(a)	4,313,771	76,612,567
Schwab Core Equity Fund (a)	3,430,484	80,307,629
Schwab Dividend Equity Fund (a)	2,219,505	40,417,178
Schwab S&P 500 Index Fund (a)	2,448,130	72,391,211
TCW Relative Value Large Cap Fund	1,938,233	40,838,578

		310,567,163

Small-Cap 9.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,256,024	22,193,952
Schwab Small-Cap Equity Fund (a)	1,718,791	41,371,310

		63,565,262

		516,315,865

Fixed-Income Funds 21.7%

Inflation-Protected Bond 1.6%
Schwab Treasury Inflation Protected Securities Index Fund (a)	997,761	11,184,900

Intermediate-Term Bond 16.3%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,691,972	20,794,333
PIMCO Total Return Fund, Institutional Shares	3,608,321	39,114,204
Schwab Intermediate-Term Bond Fund (a)	1,407,770	14,345,179
Schwab Total Bond Market Fund (a)	3,879,424	36,582,970

		110,836,686

International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund *(a)	506,593	5,577,590

Short-Term Bond 3.0%
Schwab Short-Term Bond Market Fund (a)	2,230,531	20,699,326

		148,298,502

Total Other Investment Companies
(Cost $495,010,065)		664,614,367

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.5% of net assets

Time Deposit 2.5%
DNB
0.03%, 05/01/14	16,973,589	16,973,589

Total Short-Term Investment
(Cost $16,973,589)		16,973,589

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $ 516,124,425 and the unrealized appreciation and depreciation were $166,843,389 and ($1,379,858), respectively, with a net unrealized appreciation of $165,463,531.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

44 See financial notes

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$664,614,367	$—	$—	$664,614,367
Short-Term Investment[1]	—	16,973,589	—	16,973,589

Total	$664,614,367	$16,973,589	$—	$681,587,956

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 45

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $375,673,765)		$518,989,282
Investments in unaffiliated issuers, at value (cost $136,309,889)	+	162,598,674

Total investments, at value (cost $511,983,654)		681,587,956
Receivables:
Investments sold		4,250,000
Fund shares sold		1,414,250
Dividends		179,146
Due from investment adviser		1,481
Interest		14
Prepaid expenses	+	4,403

Total assets		687,437,250

Liabilities

Payables:
Investments bought		5,188,867
Fund shares redeemed		101,246
Accrued expenses	+	40,930

Total liabilities		5,331,043

Net Assets

Total assets		687,437,250
Total liabilities	−	5,331,043

Net assets		$682,106,207

Net Assets by Source
Capital received from investors		521,831,766
Distributions in excess of net investment income		(1,210,759)
Net realized capital losses		(8,119,102)
Net unrealized capital appreciation		169,604,302

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$682,106,207		45,012,933		$15.15

46 See financial notes

 Schwab Target 2030 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$4,716,780
Dividends received from unaffiliated underlying funds		1,971,597
Interest	+	2,571

Total investment income		6,690,948

Expenses

Professional fees		20,924
Shareholder reports		20,503
Registration fees		18,057
Transfer agent fees		14,710
Portfolio accounting fees		13,562
Custodian fees		7,189
Independent trustees’ fees		4,550
Other expenses	+	5,762

Total expenses		105,257
Expense reduction by CSIM	−	105,257

Net expenses	−	—

Net investment income		6,690,948

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		16,080,048
Realized capital gain distributions received from unaffiliated underlying funds		2,095,580
Net realized gains on sales of affiliated underlying funds		5,207,895
Net realized gains on sales of unaffiliated underlying funds	+	1,130,878

Net realized gains		24,514,401
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,116,984)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	539,359

Net change in unrealized appreciation (depreciation)	+	(577,625)

Net realized and unrealized gains		23,936,776

Increase in net assets resulting from operations		$30,627,724

See financial notes 47

 Schwab Target 2030 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$6,690,948	$8,355,081
Net realized gains		24,514,401	2,555,290
Net change in unrealized appreciation (depreciation)	+	(577,625)	88,069,955

Increase in net assets from operations		30,627,724	98,980,326

Distributions to Shareholders

Distributions from net investment income		($10,903,512)	($9,003,665)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,096,930	$76,096,292	11,596,872	$156,363,209
Shares reinvested		710,161	10,588,500	703,372	8,749,953
Shares redeemed	+	(3,066,924)	(45,776,721)	(5,790,131)	(77,672,946)

Net transactions in fund shares		2,740,167	$40,908,071	6,510,113	$87,440,216

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		42,272,766	$621,473,924	35,762,653	$444,057,047
Total increase	+	2,740,167	60,632,283	6,510,113	177,416,877

End of period		45,012,933	$682,106,207	42,272,766	$621,473,924

Distributions in excess of net investment income/Net investment income not yet distributed			($1,210,759)		$3,001,805

48 See financial notes

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	14.12		11.69	10.70	10.32	9.00	7.76

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.20	0.16	0.16	0.13	0.15
Net realized and unrealized gains (losses)	0.57		2.45	0.99	0.38	1.33	1.23

Total from investment operations	0.72		2.65	1.15	0.54	1.46	1.38
Less distributions:
Distributions from net investment income	(0.24)		(0.22)	(0.16)	(0.16)	(0.14)	(0.14)

Net asset value at end of period	14.60		14.12	11.69	10.70	10.32	9.00

Total return (%)	5.09	[1]	23.02	10.89	5.27	16.29	18.22

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	—	—	0.00 [4]	0.01 [5]
Gross operating expenses[2]	0.07	[3]	0.09	0.13	0.17	0.30	0.67
Net investment income (loss)	2.03	[3]	1.42	1.45	1.41	1.38	1.92
Portfolio turnover rate	5	[1]	5	11	4	14	49
Net assets, end of period ($ x 1,000,000)	246		204	111	77	49	22

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 49

 Schwab Target 2035 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	194,029,454	240,497,935
2.3%	Short-Term Investment	5,567,859	5,567,859

99.9%	Total Investments	199,597,313	246,065,794
0.1%	Other Assets and Liabilities, Net		234,710

100.0%	Net Assets		246,300,504

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 82.6%

Global Real Estate 4.1%
Schwab Global Real Estate Fund (a)	1,455,447	10,071,697

International 19.0%
American Century International Growth Fund, Institutional Shares	625,907	8,412,188
Laudus International MarketMasters Fund, Select Shares (a)	675,626	16,343,392
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	626,913	5,548,182
Laudus Mondrian International Equity Fund, Institutional Shares (a)	830,836	7,452,595
William Blair International Small Cap Growth Fund, Institutional Shares	567,289	9,116,336

		46,872,693

Large-Cap 48.8%
Laudus U.S. Large Cap Growth Fund *(a)	1,672,079	29,696,128
Schwab Core Equity Fund (a)	1,339,850	31,365,889
Schwab Dividend Equity Fund (a)	857,141	15,608,528
Schwab S&P 500 Index Fund (a)	955,490	28,253,831
TCW Relative Value Large Cap Fund	717,820	15,124,466

		120,048,842

Small-Cap 10.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	521,456	9,214,126
Schwab Small-Cap Equity Fund (a)	713,262	17,168,220

		26,382,346

		203,375,578

Fixed-Income Funds 15.0%

Inflation-Protected Bond 1.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	220,700	2,474,042

Intermediate-Term Bond 11.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	483,653	5,944,097
PIMCO Total Return Fund, Institutional Shares	1,044,889	11,326,595
Schwab Intermediate-Term Bond Fund (a)	348,104	3,547,175
Schwab Total Bond Market Fund (a)	822,814	7,759,132

		28,576,999

International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund *(a)	114,688	1,262,712

Short-Term Bond 1.9%
Schwab Short-Term Bond Market Fund (a)	518,169	4,808,604

		37,122,357

Total Other Investment Companies
(Cost $194,029,454)		240,497,935

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.3% of net assets

Time Deposit 2.3%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 05/01/14	5,567,859	5,567,859

Total Short-Term Investment
(Cost $5,567,859)		5,567,859

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $200,550,135 and the unrealized appreciation and depreciation were $45,918,517 and ($402,858), respectively, with a net unrealized appreciation of $45,515,659.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

50 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$240,497,935	$—	$—	$240,497,935
Short-Term Investment[1]	—	5,567,859	—	5,567,859

Total	$240,497,935	$5,567,859	$—	$246,065,794

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 51

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $151,509,313)		$190,574,253
Investments in unaffiliated issuers, at value (cost $48,088,000)	+	55,491,541

Total investments, at value (cost $199,597,313)		246,065,794
Receivables:
Investments sold		1,290,000
Fund shares sold		436,671
Dividends		44,365
Due from investment adviser		1,097
Interest		5
Prepaid expenses	+	752

Total assets		247,838,684

Liabilities

Payables:
Investments bought		1,479,279
Fund shares redeemed		38,828
Accrued expenses	+	20,073

Total liabilities		1,538,180

Net Assets

Total assets		247,838,684
Total liabilities	−	1,538,180

Net assets		$246,300,504

Net Assets by Source
Capital received from investors		193,909,707
Distributions in excess of net investment income		(528,945)
Net realized capital gains		6,451,261
Net unrealized capital appreciation		46,468,481

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$246,300,504		16,867,468		$14.60

52 See financial notes

 Schwab Target 2035 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,633,533
Dividends received from unaffiliated underlying funds		655,370
Interest	+	761

Total investment income		2,289,664

Expenses

Professional fees		18,637
Registration fees		16,908
Transfer agent fees		13,155
Shareholder reports		9,154
Portfolio accounting fees		8,251
Custodian fees		4,702
Independent trustees’ fees		3,495
Other expenses	+	2,085

Total expenses		76,387
Expense reduction by CSIM	−	76,387

Net expenses	−	—

Net investment income		2,289,664

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		5,874,688
Realized capital gain distributions received from unaffiliated underlying funds		704,175
Net realized gains on sales of affiliated underlying funds		970,954
Net realized gains on sales of unaffiliated underlying funds	+	202,611

Net realized gains		7,752,428
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		695,080
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	437,994

Net change in unrealized appreciation (depreciation)	+	1,133,074

Net realized and unrealized gains		8,885,502

Increase in net assets resulting from operations		$11,175,166

See financial notes 53

 Schwab Target 2035 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$2,289,664	$2,173,386
Net realized gains		7,752,428	378,227
Net change in unrealized appreciation (depreciation)	+	1,133,074	28,953,150

Increase in net assets from operations		11,175,166	31,504,763

Distributions to Shareholders

Distributions from net investment income		($3,570,560)	($2,151,560)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,274,956	$47,034,068	6,414,310	$82,496,975
Shares reinvested		242,410	3,485,859	178,770	2,102,339
Shares redeemed	+	(1,124,477)	(16,134,825)	(1,571,980)	(20,151,520)

Net transactions in fund shares		2,392,889	$34,385,102	5,021,100	$64,447,794

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,474,579	$204,310,796	9,453,479	$110,509,799
Total increase	+	2,392,889	41,989,708	5,021,100	93,800,997

End of period		16,867,468	$246,300,504	14,474,579	$204,310,796

Distributions in excess of net investment income/Net investment income not yet distributed			($528,945)		$751,951

54 See financial notes

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	15.49		12.67	11.55	11.16	9.71	8.48

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.22	0.17	0.17	0.15	0.18
Net realized and unrealized gains (losses)	0.66		2.84	1.12	0.40	1.46	1.27

Total from investment operations	0.83		3.06	1.29	0.57	1.61	1.45
Less distributions:
Distributions from net investment income	(0.26)		(0.24)	(0.17)	(0.18)	(0.16)	(0.22)

Net asset value at end of period	16.06		15.49	12.67	11.55	11.16	9.71

Total return (%)	5.41	[1]	24.55	11.33	5.08	16.71	17.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	—	—	—	0.00 [4]	0.00 [4,5]
Gross operating expenses[2]	0.04	[3]	0.04	0.06	0.06	0.10	0.15
Net investment income (loss)	2.06	[3]	1.47	1.42	1.42	1.44	2.15
Portfolio turnover rate	5	[1]	6	12	3	15	51
Net assets, end of period ($ x 1,000,000)	712		639	435	342	259	163

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended ratio.

See financial notes 55

 Schwab Target 2040 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	506,820,093	697,165,917
2.1%	Short-Term Investment	14,696,182	14,696,182

100.0%	Total Investments	521,516,275	711,862,099
(0.0%)	Other Assets and Liabilities, Net		(6,511)

100.0%	Net Assets		711,855,588

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 88.3%

Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	4,503,457	31,163,925

International 20.7%
American Century International Growth Fund, Institutional Shares	1,929,019	25,926,017
Laudus International MarketMasters Fund, Select Shares (a)	2,085,470	50,447,527
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,221,864	19,663,498
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,581,683	23,157,693
William Blair International Small Cap Growth Fund, Institutional Shares	1,756,611	28,228,733

		147,423,468

Large-Cap 51.3%
Laudus U.S. Large Cap Growth Fund *(a)	5,084,405	90,299,040
Schwab Core Equity Fund (a)	4,065,031	95,162,367
Schwab Dividend Equity Fund (a)	2,590,855	47,179,478
Schwab S&P 500 Index Fund (a)	2,867,063	84,779,043
TCW Relative Value Large Cap Fund	2,270,060	47,830,169

		365,250,097

Small-Cap 11.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,677,426	29,640,125
Schwab Small-Cap Equity Fund (a)	2,295,437	55,251,163

		84,891,288

		628,728,778

Fixed-Income Funds 9.6%

Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	337,349	3,781,682

Intermediate-Term Bond 7.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,127,975	13,862,811
PIMCO Total Return Fund, Institutional Shares	2,229,914	24,172,266
Schwab Intermediate-Term Bond Fund (a)	628,459	6,403,996
Schwab Total Bond Market Fund (a)	990,560	9,340,978

		53,780,051

International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	102,247	1,125,736

Short-Term Bond 1.4%
Schwab Short-Term Bond Market Fund (a)	1,050,611	9,749,670

		68,437,139

Total Other Investment Companies
(Cost $506,820,093)		697,165,917

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
DNB
0.03%, 05/01/14	14,696,182	14,696,182

Total Short-Term Investment
(Cost $14,696,182)		14,696,182

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $525,932,806 and the unrealized appreciation and depreciation were $186,773,312 and ($844,019), respectively, with a net unrealized appreciation of $185,929,293.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

56 See financial notes

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$697,165,917	$—	$—	$697,165,917
Short-Term Investment[1]	—	14,696,182	—	14,696,182

Total	$697,165,917	$14,696,182	$—	$711,862,099

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 57

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $397,408,327)		$557,145,921
Investments in unaffiliated issuers, at value (cost $124,107,948)	+	154,716,178

Total investments, at value (cost $521,516,275)		711,862,099
Receivables:
Investments sold		3,910,000
Fund shares sold		704,467
Dividends		78,703
Due from investment adviser		1,773
Interest		12
Prepaid expenses	+	3,940

Total assets		716,560,994

Liabilities

Payables:
Investments bought		4,418,495
Fund shares redeemed		236,129
Accrued expenses	+	50,782

Total liabilities		4,705,406

Net Assets

Total assets		716,560,994
Total liabilities	−	4,705,406

Net assets		$711,855,588

Net Assets by Source
Capital received from investors		526,113,671
Distributions in excess of net investment income		(2,030,975)
Net realized capital losses		(2,572,932)
Net unrealized capital appreciation		190,345,824

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$711,855,588		44,336,354		$16.06

58 See financial notes

 Schwab Target 2040 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$5,034,445
Dividends received from unaffiliated underlying funds		1,890,810
Interest	+	2,142

Total investment income		6,927,397

Expenses

Shareholder reports		34,914
Professional fees		20,954
Transfer agent fees		19,055
Registration fees		18,819
Portfolio accounting fees		13,761
Custodian fees		7,219
Independent trustees’ fees		4,605
Other expenses	+	5,942

Total expenses		125,269
Expense reduction by CSIM	−	125,269

Net expenses	−	—

Net investment income		6,927,397

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		19,073,215
Realized capital gain distributions received from unaffiliated underlying funds		2,091,205
Net realized gains on sales of affiliated underlying funds		2,462,817
Net realized gains on sales of unaffiliated underlying funds	+	521,011

Net realized gains		24,148,248
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,418,659
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	1,561,197

Net change in unrealized appreciation (depreciation)	+	3,979,856

Net realized and unrealized gains		28,128,104

Increase in net assets resulting from operations		$35,055,501

See financial notes 59

 Schwab Target 2040 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$6,927,397	$7,852,541
Net realized gains		24,148,248	1,785,300
Net change in unrealized appreciation (depreciation)	+	3,979,856	107,182,294

Increase in net assets from operations		35,055,501	116,820,135

Distributions to Shareholders

Distributions from net investment income		($11,083,321)	($8,424,619)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,460,348	$86,316,399	11,808,472	$164,760,752
Shares reinvested		684,108	10,822,584	647,209	8,251,913
Shares redeemed	+	(3,086,240)	(48,697,416)	(5,499,831)	(76,790,642)

Net transactions in fund shares		3,058,216	$48,441,567	6,955,850	$96,222,023

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,278,138	$639,441,841	34,322,288	$434,824,302
Total increase	+	3,058,216	72,413,747	6,955,850	204,617,539

End of period		44,336,354	$711,855,588	41,278,138	$639,441,841

Distributions in excess of net investment income/Net investment income not yet distributed			($2,030,975)		$2,124,949

60 See financial notes

Schwab Target 2045 Fund

Financial Statements

Financial Highlights

	11/1/13–		1/23/13[1]–
	4/30/14*		10/31/13

Per-Share Data ($)

Net asset value at beginning of period	11.66		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.02
Net realized and unrealized gains (losses)	0.51		1.64

Total from investment operations	0.64		1.66
Less distributions:
Distributions from net investment income	(0.18)		—

Net asset value at end of period	12.12		11.66

Total return (%)	5.51	[2]	16.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	0.00	[4,5]
Gross operating expenses[3]	0.40	[4]	1.08	[4]
Net investment income (loss)	1.89	[4]	0.46	[4]
Portfolio turnover rate	4	[2]	39	[2]
Net assets, end of period ($ x 1,000,000)	29		18

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

See financial notes 61

 Schwab Target 2045 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	26,608,776	28,368,119
2.0%	Short-Term Investment	568,691	568,691

99.9%	Total Investments	27,177,467	28,936,810
0.1%	Other Assets and Liabilities, Net		28,959

100.0%	Net Assets		28,965,769

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 91.5%

Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	189,802	1,313,428

International 21.7%
American Century International Growth Fund, Institutional Shares	81,089	1,089,835
Laudus International MarketMasters Fund, Select Shares (a)	87,753	2,122,751
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	101,369	897,120
Laudus Mondrian International Equity Fund, Institutional Shares (a)	109,556	982,713
William Blair International Small Cap Growth Fund, Institutional Shares	73,826	1,186,386

		6,278,805

Large-Cap 52.7%
Laudus U.S. Large Cap Growth Fund *(a)	212,403	3,772,279
Schwab Core Equity Fund (a)	170,005	3,979,813
Schwab Dividend Equity Fund (a)	108,350	1,973,041
Schwab S&P 500 Index Fund (a)	120,677	3,568,427
TCW Relative Value Large Cap Fund	92,989	1,959,281

		15,252,841

Small-Cap 12.6%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	72,227	1,276,252
Schwab Small-Cap Equity Fund (a)	98,844	2,379,186

		3,655,438

		26,500,512

Fixed-Income Funds 6.4%

Inflation-Protected Bond 0.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	7,221	80,951

Intermediate-Term Bond 5.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	38,647	474,972
PIMCO Total Return Fund, Institutional Shares	68,556	743,141
Schwab Intermediate-Term Bond Fund (a)	14,156	144,250
Schwab Total Bond Market Fund (a)	10,184	96,034

		1,458,397

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	3,558	39,177

Short-Term Bond 1.0%
Schwab Short-Term Bond Market Fund (a)	31,151	289,082

		1,867,607

Total Other Investment Companies
(Cost $26,608,776)		28,368,119

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
Bank of Tokyo Mitsubishi
0.03%, 05/01/14	568,691	568,691

Total Short-Term Investment
(Cost $568,691)		568,691

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $27,206,242 and the unrealized appreciation and depreciation were $1,737,479 and ($6,911), respectively, with a net unrealized appreciation of $1,730,568.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

62 See financial notes

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$28,368,119	$—	$—	$28,368,119
Short-Term Investment[1]	—	568,691	—	568,691

Total	$28,368,119	$568,691	$—	$28,936,810

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 63

 Schwab Target 2045 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $21,470,199)		$22,914,504
Investments in unaffiliated issuers, at value (cost $5,707,268)	+	6,022,306

Total investments, at value (cost $27,177,467)		28,936,810
Receivables:
Investments sold		122,000
Fund shares sold		68,992
Dividends		1,914
Due from investment adviser		455
Prepaid expenses	+	8

Total assets		29,130,179

Liabilities

Payables:
Investments bought		142,907
Fund shares redeemed		1,684
Accrued expenses	+	19,819

Total liabilities		164,410

Net Assets

Total assets		29,130,179
Total liabilities	−	164,410

Net assets		$28,965,769

Net Assets by Source
Capital received from investors		26,672,384
Distributions in excess of net investment income		(63,840)
Net realized capital gains		597,882
Net unrealized capital appreciation		1,759,343

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$28,965,769		2,390,648		$12.12

64 See financial notes

 Schwab Target 2045 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$157,598
Dividends received from unaffiliated underlying funds		58,681
Interest	+	65

Total investment income		216,344

Expenses

Professional fees		16,268
Transfer agent fees		10,600
Registration fees		6,804
Custodian fees		4,455
Portfolio accounting fees		3,965
Independent trustees’ fees		2,975
Shareholder reports		393
Other expenses	+	536

Total expenses		45,996
Expense reduction by CSIM	−	45,996

Net expenses	−	—

Net investment income		216,344

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		589,442
Realized capital gain distributions received from unaffiliated underlying funds		63,234
Net realized losses on sales of affiliated underlying funds		(14,867)
Net realized losses on sales of unaffiliated underlying funds	+	(2,204)

Net realized gains		635,605
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		260,162
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	84,226

Net change in unrealized appreciation (depreciation)	+	344,388

Net realized and unrealized gains		979,993

Increase in net assets resulting from operations		$1,196,337

See financial notes 65

 Schwab Target 2045 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			1/23/13*-10/31/13
Net investment income		$216,344	$32,174
Net realized gains (losses)		635,605	(37,723)
Net change in unrealized appreciation (depreciation)	+	344,388	1,414,955

Increase in net assets from operations		1,196,337	1,409,406

Distributions to Shareholders

Distributions from net investment income		($312,358)	$—

Transactions in Fund Shares

		11/1/13-4/30/14		1/23/13*-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,030,031	$12,274,330	1,673,485	$17,999,978
Shares reinvested		25,653	306,297	—	—
Shares redeemed	+	(176,202)	(2,121,764)	(162,319)	(1,786,457)

Net transactions in fund shares		879,482	$10,458,863	1,511,166	$16,213,521

Shares Outstanding and Net Assets

		11/1/13-4/30/14		1/23/13*-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,511,166	$17,622,927	—	$—
Total increase	+	879,482	11,342,842	1,511,166	17,622,927

End of period		2,390,648	$28,965,769	1,511,166	$17,622,927

Distributions in excess of net investment income/Net investment income not yet distributed			($63,840)		$32,174

*	Commencement of operations.

66 See financial notes

Schwab Target 2050 Fund

Financial Statements

Financial Highlights

	11/1/13–		1/23/13[1]–
	4/30/14*		10/31/13

Per-Share Data ($)

Net asset value at beginning of period	11.72		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		0.02
Net realized and unrealized gains (losses)	0.52		1.70

Total from investment operations	0.65		1.72
Less distributions:
Distributions from net investment income	(0.18)		—

Net asset value at end of period	12.19		11.72

Total return (%)	5.58	[2]	17.20	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	0.00	[4,5]
Gross operating expenses[3]	0.50	[4]	1.37	[4]
Net investment income (loss)	1.86	[4]	0.40	[4]
Portfolio turnover rate	6	[2]	40	[2]
Net assets, end of period ($ x 1,000,000)	23		14

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

See financial notes 67

 Schwab Target 2050 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Other Investment Companies	21,223,516	22,640,475
2.1%	Short-Term Investment	494,826	494,826

100.2%	Total Investments	21,718,342	23,135,301
(0.2%)	Other Assets and Liabilities, Net		(43,009)

100.0%	Net Assets		23,092,292

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.1% of net assets

Equity Funds 94.1%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	155,529	1,076,263

International 22.5%
American Century International Growth Fund, Institutional Shares	66,324	891,398
Laudus International MarketMasters Fund, Select Shares (a)	71,881	1,738,801
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	87,907	777,978
Laudus Mondrian International Equity Fund, Institutional Shares (a)	90,039	807,651
William Blair International Small Cap Growth Fund, Institutional Shares	60,343	969,705

		5,185,533

Large-Cap 53.7%
Laudus U.S. Large Cap Growth Fund *(a)	172,672	3,066,662
Schwab Core Equity Fund (a)	138,454	3,241,200
Schwab Dividend Equity Fund (a)	88,628	1,613,915
Schwab S&P 500 Index Fund (a)	99,034	2,928,450
TCW Relative Value Large Cap Fund	73,963	1,558,392

		12,408,619

Small-Cap 13.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	60,173	1,063,264
Schwab Small-Cap Equity Fund (a)	82,310	1,981,208

		3,044,472

		21,714,887

Fixed-Income Funds 4.0%

Inflation-Protected Bond 0.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,634	18,314

Intermediate-Term Bond 3.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	18,780	230,811
PIMCO Total Return Fund, Institutional Shares	35,993	390,160
Schwab Intermediate-Term Bond Fund (a)	6,667	67,935
Schwab Total Bond Market Fund (a)	4,966	46,830

		735,736

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	2,113	23,269

Short-Term Bond 0.6%
Schwab Short-Term Bond Market Fund (a)	15,977	148,269

		925,588

Total Other Investment Companies
(Cost $21,223,516)		22,640,475

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 05/01/14	494,826	494,826

Total Short-Term Investment
(Cost $494,826)		494,826

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $21,756,604 and the unrealized appreciation and depreciation were $1,381,047 and ($2,350), respectively, with a net unrealized appreciation of $1,378,697.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

68 See financial notes

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$22,640,475	$—	$—	$22,640,475
Short-Term Investment[1]	—	494,826	—	494,826

Total	$22,640,475	$494,826	$—	$23,135,301

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 69

 Schwab Target 2050 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $17,439,441)		$18,600,009
Investments in unaffiliated issuers, at value (cost $4,278,901)	+	4,535,292

Total investments, at value (cost $21,718,342)		23,135,301
Receivables:
Investments sold		67,000
Fund shares sold		44,251
Dividends		985
Due from investment adviser	+	458

Total assets		23,247,995

Liabilities

Payables:
Investments bought		129,981
Fund shares redeemed		5,824
Accrued expenses	+	19,898

Total liabilities		155,703

Net Assets

Total assets		23,247,995
Total liabilities	−	155,703

Net assets		$23,092,292

Net Assets by Source
Capital received from investors		21,270,609
Distributions in excess of net investment income		(55,825)
Net realized capital gains		460,549
Net unrealized capital appreciation		1,416,959

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$23,092,292		1,894,629		$12.19

70 See financial notes

 Schwab Target 2050 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$125,783
Dividends received from unaffiliated underlying funds		42,897
Interest	+	51

Total investment income		168,731

Expenses

Professional fees		16,268
Transfer agent fees		10,577
Registration fees		6,642
Custodian fees		4,320
Portfolio accounting fees		3,907
Independent trustees’ fees		2,965
Shareholder reports		393
Other expenses	+	516

Total expenses		45,588
Expense reduction by CSIM	−	45,588

Net expenses	−	—

Net investment income		168,731

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		476,027
Realized capital gain distributions received from unaffiliated underlying funds		47,429
Net realized losses on sales of affiliated underlying funds		(25,940)
Net realized losses on sales of unaffiliated underlying funds	+	(3,508)

Net realized gains		494,008
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		202,985
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	65,367

Net change in unrealized appreciation (depreciation)	+	268,352

Net realized and unrealized gains		762,360

Increase in net assets resulting from operations		$931,091

See financial notes 71

 Schwab Target 2050 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			1/23/13*-10/31/13
Net investment income		$168,731	$21,616
Net realized gains (losses)		494,008	(33,459)
Net change in unrealized appreciation (depreciation)	+	268,352	1,148,607

Increase in net assets from operations		931,091	1,136,764

Distributions to Shareholders

Distributions from net investment income		($246,172)	$—

Transactions in Fund Shares

		11/1/13-4/30/14		1/23/13*-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		889,145	$10,684,468	1,302,184	$14,062,670
Shares reinvested		20,179	242,557	—	—
Shares redeemed	+	(207,883)	(2,499,383)	(108,996)	(1,219,703)

Net transactions in fund shares		701,441	$8,427,642	1,193,188	$12,842,967

Shares Outstanding and Net Assets

		11/1/13-4/30/14		1/23/13*-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,193,188	$13,979,731	—	$—
Total increase	+	701,441	9,112,561	1,193,188	13,979,731

End of period		1,894,629	$23,092,292	1,193,188	$13,979,731

Distributions in excess of net investment income/Net investment income not yet distributed			($55,825)		$21,616

*	Commencement of operations.

72 See financial notes

Schwab Target 2055 Fund

Financial Statements

Financial Highlights

	11/1/13–		1/23/13[1]–
	4/30/14*		10/31/13

Per-Share Data ($)

Net asset value at beginning of period	11.74		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.02
Net realized and unrealized gains (losses)	0.52		1.72

Total from investment operations	0.66		1.74
Less distributions:
Distributions from net investment income	(0.18)		—

Net asset value at end of period	12.22		11.74

Total return (%)	5.66	[2]	17.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	0.00	[4,5]
Gross operating expenses[3]	0.90	[4]	2.78	[4]
Net investment income (loss)	1.80	[4]	0.34	[4]
Portfolio turnover rate	11	[2]	12	[2]
Net assets, end of period ($ x 1,000,000)	13		7

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

See financial notes 73

 Schwab Target 2055 Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Other Investment Companies	11,803,142	12,559,628
1.6%	Short-Term Investment	213,405	213,405

99.7%	Total Investments	12,016,547	12,773,033
0.3%	Other Assets and Liabilities, Net		34,215

100.0%	Net Assets		12,807,248

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.1% of net assets

Equity Funds 96.1%

Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	88,127	609,839

International 23.1%
American Century International Growth Fund, Institutional Shares	37,524	504,328
Laudus International MarketMasters Fund, Select Shares (a)	40,655	983,443
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	52,058	460,717
Laudus Mondrian International Equity Fund, Institutional Shares (a)	50,706	454,829
William Blair International Small Cap Growth Fund, Institutional Shares	34,188	549,398

		2,952,715

Large-Cap 54.6%
Laudus U.S. Large Cap Growth Fund *(a)	97,337	1,728,696
Schwab Core Equity Fund (a)	78,023	1,826,522
Schwab Dividend Equity Fund (a)	49,772	906,355
Schwab S&P 500 Index Fund (a)	55,668	1,646,096
TCW Relative Value Large Cap Fund	42,029	885,557

		6,993,226

Small-Cap 13.6%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	34,505	609,708
Schwab Small-Cap Equity Fund (a)	47,216	1,136,482

		1,746,190

		12,301,970

Fixed-Income Funds 2.0%

Inflation-Protected Bond 0.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	233	2,609

Intermediate-Term Bond 1.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	6,120	75,209
PIMCO Total Return Fund, Institutional Shares	11,729	127,137
Schwab Intermediate-Term Bond Fund (a)	206	2,099
Schwab Total Bond Market Fund (a)	379	3,577

		208,022

International Bond 0.0%
Laudus Mondrian International Government Fixed Income Fund *(a)	268	2,956

Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	4,749	44,071

		257,658

Total Other Investment Companies
(Cost $11,803,142)		12,559,628

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%
DNB
0.03%, 05/01/14	213,405	213,405

Total Short-Term Investment
(Cost $213,405)		213,405

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $12,053,529 and the unrealized appreciation and depreciation were $720,601 and ($1,097), respectively, with a net unrealized appreciation of $719,504.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

74 See financial notes

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$12,559,628	$—	$—	$12,559,628
Short-Term Investment[1]	—	213,405	—	213,405

Total	$12,559,628	$213,405	$—	$12,773,033

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 75

 Schwab Target 2055 Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $9,798,435)		$10,417,999
Investments in unaffiliated issuers, at value (cost $2,218,112)	+	2,355,034

Total investments, at value (cost $12,016,547)		12,773,033
Receivables:
Investments sold		69,000
Fund shares sold		50,272
Due from investment adviser		453
Dividends	+	263

Total assets		12,893,021

Liabilities

Payables:
Investments bought		56,262
Fund shares redeemed		7,892
Accrued expenses	+	21,619

Total liabilities		85,773

Net Assets

Total assets		12,893,021
Total liabilities	−	85,773

Net assets		$12,807,248

Net Assets by Source
Capital received from investors		11,839,585
Distributions in excess of net investment income		(33,034)
Net realized capital gains		244,211
Net unrealized capital appreciation		756,486

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$12,807,248		1,048,312		$12.22

76 See financial notes

 Schwab Target 2055 Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$67,401
Dividends received from unaffiliated underlying funds		21,950
Interest	+	27

Total investment income		89,378

Expenses

Professional fees		16,268
Transfer agent fees		10,561
Registration fees		5,570
Custodian fees		4,769
Portfolio accounting fees		3,836
Independent trustees’ fees		2,948
Shareholder reports		393
Other expenses	+	480

Total expenses		44,825
Expense reduction by CSIM	−	44,825

Net expenses	−	—

Net investment income		89,378

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		255,728
Realized capital gain distributions received from unaffiliated underlying funds		24,524
Net realized losses on sales of affiliated underlying funds		(28,668)
Net realized losses on sales of unaffiliated underlying funds	+	(2,719)

Net realized gains		248,865
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		139,504
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	37,884

Net change in unrealized appreciation (depreciation)	+	177,388

Net realized and unrealized gains		426,253

Increase in net assets resulting from operations		$515,631

See financial notes 77

 Schwab Target 2055 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			1/23/13*-10/31/13
Net investment income		$89,378	$8,773
Net realized gains (losses)		248,865	(4,654)
Net change in unrealized appreciation (depreciation)	+	177,388	579,098

Increase in net assets from operations		515,631	583,217

Distributions to Shareholders

Distributions from net investment income		($131,185)	$—

Transactions in Fund Shares

		11/1/13-4/30/14		1/23/13*-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		635,564	$7,640,625	636,663	$6,847,743
Shares reinvested		10,605	127,787	—	—
Shares redeemed	+	(183,965)	(2,227,390)	(50,555)	(549,180)

Net transactions in fund shares		462,204	$5,541,022	586,108	$6,298,563

Shares Outstanding and Net Assets

		11/1/13-4/30/14		1/23/13*-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		586,108	$6,881,780	—	$—
Total increase	+	462,204	5,925,468	586,108	6,881,780

End of period		1,048,312	$12,807,248	586,108	$6,881,780

Distributions in excess of net investment income/Net investment income not yet distributed			($33,034)		$8,773

*	Commencement of operations.

78 See financial notes

 Schwab Target Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Laudus Small-Cap MarketMasters Fund
Schwab Target 2010 Fund	Laudus International MarketMasters Fund
Schwab Target 2015 Fund	Schwab Balanced Fund
Schwab Target 2020 Fund	Schwab Core Equity Fund
Schwab Target 2025 Fund	Schwab Dividend Equity Fund
Schwab Target 2030 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2035 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2040 Fund	Schwab Hedged Equity Fund
Schwab Target 2045 Fund	Schwab Financial Services Fund
Schwab Target 2050 Fund	Schwab Health Care Fund
Schwab Target 2055 Fund	Schwab International Core Equity Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Monthly Income Fund - Moderate Payout
Schwab MarketTrack Balanced Portfolio	Schwab Monthly Income Fund - Enhanced Payout
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund - Maximum Payout

The Schwab Target Funds are “fund of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, exchange traded funds (“ETFs”), and cash equivalents, including money market securities. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2014 are disclosed in the Portfolio Holdings.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments - bonds or stocks of another capitalization range, for instance -underlying fund’s large-, mid- or small-cap holdings could reduce performance.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting

82

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, ETFs, and cash equivalents, including money market securities. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.

CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses to 0.00%.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2014, each Schwab Target Fund’s ownership percentages of other related funds’ shares are:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab		Schwab		Schwab
	Target	Target	Target	Target	Target	Target	Target	Target		Target		Target
	2010	2015	2020	2025	2030	2035	2040	2045		2050		2055
Underlying Funds	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund		Fund		Fund

Schwab Global Real Estate Fund	0.5%	0.9%	5.5%	4.2%	10.6%	4.2%	12.9%	0.5%		0.4%		0.3%
Laudus International MarketMasters Fund	0.1%	0.2%	0.9%	0.7%	1.8%	0.7%	2.2%	0.1%		0.1%		0.0%	*
Laudus Mondrian Emerging Markets Fund	—%	0.1%	1.9%	2.2%	7.6%	3.7%	13.1%	0.6%		0.5%		0.3%
Laudus Mondrian International Equity Fund	0.5%	0.9%	5.6%	4.4%	11.1%	4.4%	13.7%	0.6%		0.5%		0.3%
Laudus U.S. Large Cap Growth Fund	0.2%	0.3%	2.0%	1.5%	3.6%	1.4%	4.3%	0.2%		0.1%		0.1%
Schwab Core Equity Fund	0.2%	0.3%	1.9%	1.4%	3.5%	1.3%	4.1%	0.2%		0.1%		0.1%
Schwab Dividend Equity Fund	0.1%	0.2%	1.1%	0.8%	2.1%	0.8%	2.4%	0.1%		0.1%		0.0%	*
Schwab S&P 500 Index Fund	0.0% *	0.0% *	0.2%	0.2%	0.4%	0.2%	0.5%	0.0%	*	0.0%	*	0.0%	*
Laudus Small-Cap MarketMasters Fund	0.4%	0.8%	5.3%	4.4%	11.8%	4.9%	15.8%	0.7%		0.6%		0.3%
Schwab Small-Cap Equity Fund	0.2%	0.4%	2.9%	2.4%	6.6%	2.7%	8.8%	0.4%		0.3%		0.2%
Schwab Treasury Inflation Protected Securities Index Fund	1.2%	1.9%	5.6%	2.5%	4.3%	0.9%	1.4%	0.0%	*	0.0%	*	0.0%	*
Schwab Intermediate-Term Bond Fund	0.5%	0.9%	3.9%	2.2%	4.0%	1.0%	1.8%	0.0%	*	0.0%	*	0.0%	*
Schwab Total Bond Market Fund	1.3%	2.0%	5.9%	2.5%	3.8%	0.8%	1.0%	0.0%	*	0.0%	*	0.0%	*
Laudus Mondrian International Government Fixed Income Fund	0.1%	0.2%	1.2%	0.7%	1.3%	0.3%	0.3%	0.0%	*	0.0%	*	0.0%	*
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	2.2%	3.3%	8.6%	3.5%	4.9%	1.1%	2.3%	0.1%		0.0%	*	0.0%	*
Schwab Value Advantage Money Fund	0.0% *	0.0% *	0.0% *	—%	—%	—%	—%	—%		—%		—%

*	Less than 0.1%

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 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2014.

Schwab Target 2010 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	174,459	13,076	(14,227)	173,308	$1,199,289	$5,378	$29,825
Laudus International MarketMasters Fund, Select Shares	101,163	11,294	(33,606)	78,851	1,907,418	325,064	35,332
Laudus Mondrian Emerging Markets Fund, Institutional Shares	32,094	12,849	(44,943)	—	—	81,789	5,132
Laudus Mondrian International Equity Fund, Institutional Shares	100,910	1,393	(17,084)	85,219	764,418	12,232	22,906
Laudus U.S. Large Cap Growth Fund	208,254	53,953	(37,747)	224,460	3,986,401	165,966	242,737
Schwab Core Equity Fund	136,377	51,077	(15,221)	172,233	4,031,973	75,024	252,216
Schwab Dividend Equity Fund	93,954	39,568	(13,604)	119,918	2,183,712	13,638	129,813
Schwab S&P 500 Index Fund	109,807	34,212	(10,263)	133,756	3,955,154	56,678	51,261
Laudus Small-Cap MarketMasters Fund, Select Shares	61,592	3,837	(23,469)	41,960	741,437	219,828	—
Schwab Small-Cap Equity Fund	93,116	13,899	(49,888)	57,127	1,375,037	462,953	214,501
Schwab Treasury Inflation Protected Securities Index Fund	276,755	24,832	(18,021)	283,566	3,178,776	7,124	24,491
Schwab Intermediate-Term Bond Fund	160,330	32,600	(10,151)	182,779	1,862,519	766	18,365
Schwab Total Bond Market Fund	1,362,871	98,249	(98,136)	1,362,984	12,852,943	1,733	148,888
Laudus Mondrian International Government Fixed Income Fund	42,522	2,786	(13,109)	32,199	354,508	8,914	2,950
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	1,006,011	77,807	(61,683)	1,022,135	9,485,412	3,617	39,188
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,968,431	70	—	1,968,501	1,968,501	—	181

Total					$49,847,498	$1,440,704	$1,217,786

 85

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2015 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	317,511	30,677	(19,318)	328,870	$2,275,782	$7,528	$56,335
Laudus International MarketMasters Fund, Select Shares	180,373	24,598	(48,679)	156,292	3,780,701	207,367	65,405
Laudus Mondrian Emerging Markets Fund, Institutional Shares	59,556	22,346	(72,437)	9,465	83,763	60,296	9,315
Laudus Mondrian International Equity Fund, Institutional Shares	202,787	19,994	(49,410)	173,371	1,555,139	29,595	45,666
Laudus U.S. Large Cap Growth Fund	371,068	94,893	(47,544)	418,417	7,431,093	96,480	452,641
Schwab Core Equity Fund	259,908	88,218	(24,766)	323,360	7,569,854	43,616	485,675
Schwab Dividend Equity Fund	172,443	73,306	(23,805)	221,944	4,041,599	28,125	243,123
Schwab S&P 500 Index Fund	201,034	53,452	(9,045)	245,441	7,257,684	8,953	98,492
Laudus Small-Cap MarketMasters Fund, Select Shares	114,378	19,066	(48,579)	84,865	1,499,558	371,383	—
Schwab Small-Cap Equity Fund	168,847	37,282	(90,320)	115,809	2,787,521	830,278	411,067
Schwab Treasury Inflation Protected Securities Index Fund	359,131	83,452	(11,694)	430,889	4,830,268	1,951	33,550
Schwab Intermediate-Term Bond Fund	271,173	73,913	(25,137)	319,949	3,260,280	(2,008)	31,424
Schwab Total Bond Market Fund	1,708,846	410,991	(68,873)	2,050,964	19,340,594	6,925	210,325
Laudus Mondrian International Government Fixed Income Fund	94,222	6,923	(25,318)	75,827	834,857	655	6,436
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	1,208,786	344,304	(61,962)	1,491,128	13,837,668	3,166	53,512
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,991,651	700,096	—	2,691,747	2,691,747	—	211

Total					$83,078,108	$1,694,310	$2,203,177

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2020 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	1,782,023	192,635	(55,566)	1,919,092	$13,280,115	$31,601	$320,484
Laudus International MarketMasters Fund, Select Shares	993,395	114,334	(209,644)	898,085	21,724,671	649,861	360,259
Laudus Mondrian Emerging Markets Fund, Institutional Shares	325,308	108,231	(117,601)	315,938	2,796,051	287,347	48,634
Laudus Mondrian International Equity Fund, Institutional Shares	1,155,406	103,121	(200,409)	1,058,118	9,491,319	138,143	263,813
Laudus U.S. Large Cap Growth Fund	2,044,008	457,909	(149,026)	2,352,891	41,787,341	416,362	2,475,737
Schwab Core Equity Fund	1,492,538	389,538	(30,132)	1,851,944	43,354,022	54,027	2,791,716
Schwab Dividend Equity Fund	974,769	298,773	(51,567)	1,221,975	22,252,161	55,000	1,338,134
Schwab S&P 500 Index Fund	1,127,432	296,392	(39,037)	1,384,787	40,948,152	56,067	545,265
Laudus Small-Cap MarketMasters Fund, Select Shares	660,298	84,394	(180,440)	564,252	9,970,327	1,438,075	—
Schwab Small-Cap Equity Fund	933,256	182,009	(343,364)	771,901	18,579,667	3,326,360	2,260,928
Schwab Treasury Inflation Protected Securities Index Fund	1,078,250	240,924	(11,722)	1,307,452	14,656,537	2,174	99,640
Schwab Intermediate-Term Bond Fund	1,114,851	297,405	(37,291)	1,374,965	14,010,891	3,596	131,673
Schwab Total Bond Market Fund	4,998,955	1,113,952	(61,900)	6,051,007	57,060,999	7,025	612,322
Laudus Mondrian International Government Fixed Income Fund	495,913	61,294	(90,824)	466,383	5,134,874	46,900	33,553
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	3,177,642	861,660	(115,302)	3,924,000	36,414,723	9,246	139,246
Schwab Value Advantage Money fund, Institutional Prime Shares	—	5,000,174	—	5,000,174	5,000,174	—	199

Total					$356,462,024	$6,521,784	$11,421,603

 87

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2025 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	1,264,302	226,472	(39,017)	1,451,757	$10,046,157	$25,361	$233,233
Laudus International MarketMasters Fund, Select Shares	686,104	116,416	(123,088)	679,432	16,435,465	354,412	252,447
Laudus Mondrian Emerging Markets Fund, Institutional Shares	225,922	212,943	(58,675)	380,190	3,364,684	92,477	33,604
Laudus Mondrian International Equity Fund, Institutional Shares	837,115	107,090	(124,692)	819,513	7,351,034	118,920	187,448
Laudus U.S. Large Cap Growth Fund	1,425,998	394,133	(85,546)	1,734,585	30,806,221	202,721	1,735,389
Schwab Core Equity Fund	1,059,030	331,543	(15,424)	1,375,149	32,192,243	19,071	2,004,700
Schwab Dividend Equity Fund	684,124	246,991	(34,686)	896,429	16,323,965	43,866	942,197
Schwab S&P 500 Index Fund	792,409	251,128	(27,932)	1,015,605	30,031,433	60,290	387,252
Laudus Small-Cap MarketMasters Fund, Select Shares	467,612	90,640	(92,968)	465,284	8,221,565	226,867	—
Schwab Small-Cap Equity Fund	652,791	170,444	(186,836)	636,399	15,318,136	349,509	1,594,910
Schwab Treasury Inflation Protected Securities Index Fund	448,259	143,095	(8,116)	583,238	6,538,102	1,454	42,086
Schwab Intermediate-Term Bond Fund	576,806	203,050	(13,739)	766,117	7,806,737	2,336	70,686
Schwab Total Bond Market Fund	2,015,888	604,270	(20,277)	2,599,881	24,516,876	2,433	256,402
Laudus Mondrian International Government Fixed Income Fund	276,903	49,405	(48,689)	277,619	3,056,588	4,463	18,994
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	1,213,396	419,620	(48,491)	1,584,525	14,704,388	4,506	54,942

Total					$226,713,594	$1,508,686	$7,814,290

88

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2030 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	3,468,314	338,637	(117,052)	3,689,899	$25,534,102	$76,084	$619,445
Laudus International MarketMasters Fund, Select Shares	1,890,535	129,351	(302,368)	1,717,518	41,546,772	615,793	683,354
Laudus Mondrian Emerging Markets Fund, Institutional Shares	632,856	822,091	(162,381)	1,292,566	11,439,211	207,684	90,009
Laudus Mondrian International Equity Fund, Institutional Shares	2,297,220	98,620	(301,594)	2,094,246	18,785,385	238,077	514,348
Laudus U.S. Large Cap Growth Fund	3,885,576	600,404	(172,209)	4,313,771	76,612,567	467,307	4,708,123
Schwab Core Equity Fund	2,944,866	527,186	(41,568)	3,430,484	80,307,629	71,354	5,516,901
Schwab Dividend Equity Fund	1,864,777	443,703	(88,975)	2,219,505	40,417,178	115,934	2,551,428
Schwab S&P 500 Index Fund	2,176,358	323,556	(51,784)	2,448,130	72,391,211	121,237	1,047,667
Laudus Small-Cap MarketMasters Fund, Select Shares	1,289,028	105,926	(138,930)	1,256,024	22,193,952	1,034,950	—
Schwab Small-Cap Equity Fund	1,788,903	303,830	(373,942)	1,718,791	41,371,310	2,172,605	4,335,131
Schwab Treasury Inflation Protected Securities Index Fund	826,600	198,212	(27,051)	997,761	11,184,900	3,915	76,616
Schwab Intermediate-Term Bond Fund	1,239,274	242,243	(73,747)	1,407,770	14,345,179	5,740	140,963
Schwab Total Bond Market Fund	3,194,473	777,597	(92,646)	3,879,424	36,582,970	10,571	394,562
Laudus Mondrian International Government Fixed Income Fund	533,238	104,441	(131,086)	506,593	5,577,590	57,029	37,544
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	1,880,621	470,599	(120,689)	2,230,531	20,699,326	9,615	80,737

Total					$518,989,282	$5,207,895	$20,796,828

 89

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2035 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	1,245,858	251,497	(41,908)	1,455,447	$10,071,697	$26,840	$233,333
Laudus International MarketMasters Fund, Select Shares	674,742	105,732	(104,848)	675,626	16,343,392	343,521	248,906
Laudus Mondrian Emerging Markets Fund, Institutional Shares	221,793	447,761	(42,641)	626,913	5,548,182	41,643	32,491
Laudus Mondrian International Equity Fund, Institutional Shares	832,611	101,322	(103,097)	830,836	7,452,595	113,356	191,740
Laudus U.S. Large Cap Growth Fund	1,392,869	332,575	(53,365)	1,672,079	29,696,128	109,802	1,716,807
Schwab Core Equity Fund	1,064,628	275,222	—	1,339,850	31,365,889	—	2,030,161
Schwab Dividend Equity Fund	666,950	207,602	(17,411)	857,141	15,608,528	17,686	933,297
Schwab S&P 500 Index Fund	780,398	186,000	(10,908)	955,490	28,253,831	(683)	387,327
Laudus Small-Cap MarketMasters Fund, Select Shares	466,053	75,822	(20,419)	521,456	9,214,126	59,108	—
Schwab Small-Cap Equity Fund	641,150	161,848	(89,736)	713,262	17,168,220	258,135	1,581,723
Schwab Treasury Inflation Protected Securities Index Fund	151,982	71,870	(3,152)	220,700	2,474,042	(3,820)	15,921
Schwab Intermediate-Term Bond Fund	275,184	103,363	(30,443)	348,104	3,547,175	4,125	34,264
Schwab Total Bond Market Fund	542,624	282,875	(2,685)	822,814	7,759,132	(134)	76,140
Laudus Mondrian International Government Fixed Income Fund	118,135	43,369	(46,816)	114,688	1,262,712	(545)	8,174
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	396,960	140,605	(19,396)	518,169	4,808,604	1,920	17,937

Total					$190,574,253	$970,954	$7,508,221

90

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2040 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	4,140,897	559,362	(196,802)	4,503,457	$31,163,925	$100,492	$745,363
Laudus International MarketMasters Fund, Select Shares	2,235,553	161,368	(311,451)	2,085,470	50,447,527	856,690	806,500
Laudus Mondrian Emerging Markets Fund, Institutional Shares	740,308	1,693,393	(211,837)	2,221,864	19,663,498	200,467	104,500
Laudus Mondrian International Equity Fund, Institutional Shares	2,773,538	193,623	(385,478)	2,581,683	23,157,693	277,157	630,787
Laudus U.S. Large Cap Growth Fund	4,612,591	638,493	(166,679)	5,084,405	90,299,040	304,424	5,558,336
Schwab Core Equity Fund	3,542,709	615,590	(93,268)	4,065,031	95,162,367	163,514	6,629,430
Schwab Dividend Equity Fund	2,213,536	443,451	(66,132)	2,590,855	47,179,478	83,434	3,021,462
Schwab S&P 500 Index Fund	2,596,342	295,994	(25,273)	2,867,063	84,779,043	78,252	1,250,542
Laudus Small-Cap MarketMasters Fund, Select Shares	1,544,461	144,573	(11,608)	1,677,426	29,640,125	30,101	—
Schwab Small-Cap Equity Fund	2,131,039	367,379	(202,981)	2,295,437	55,251,163	333,123	5,131,578
Schwab Treasury Inflation Protected Securities Index Fund	267,654	78,712	(9,017)	337,349	3,781,682	1,409	24,842
Schwab Intermediate-Term Bond Fund	522,433	126,675	(20,649)	628,459	6,403,996	1,801	62,458
Schwab Total Bond Market Fund	652,972	341,335	(3,747)	990,560	9,340,978	1,049	91,805
Laudus Mondrian International Government Fixed Income Fund	181,646	49,814	(129,213)	102,247	1,125,736	27,464	12,248
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	896,155	194,326	(39,870)	1,050,611	9,749,670	3,440	37,809

Total					$557,145,921	$2,462,817	$24,107,660

 91

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2045 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	117,387	77,963	(5,548)	189,802	$1,313,428	($2,408)	$26,389
Laudus International MarketMasters Fund, Select Shares	63,242	31,039	(6,528)	87,753	2,122,751	310	25,023
Laudus Mondrian Emerging Markets Fund, Institutional Shares	20,761	84,061	(3,453)	101,369	897,120	(3,505)	3,174
Laudus Mondrian International Equity Fund, Institutional Shares	78,856	39,143	(8,443)	109,556	982,713	(1,028)	19,552
Laudus U.S. Large Cap Growth Fund	129,934	87,705	(5,236)	212,403	3,772,279	(2,624)	172,268
Schwab Core Equity Fund	100,004	72,951	(2,950)	170,005	3,979,813	(2,539)	203,485
Schwab Dividend Equity Fund	63,277	47,756	(2,683)	108,350	1,973,041	(1,160)	95,637
Schwab S&P 500 Index Fund	74,563	48,033	(1,919)	120,677	3,568,427	68	39,042
Laudus Small-Cap MarketMasters Fund, Select Shares	44,072	29,732	(1,577)	72,227	1,276,252	(345)	—
Schwab Small-Cap Equity Fund	60,262	41,095	(2,513)	98,844	2,379,186	(885)	158,982
Schwab Treasury Inflation Protected Securities Index Fund	3,765	3,818	(362)	7,221	80,951	(358)	400
Schwab Intermediate-Term Bond Fund	9,364	7,250	(2,458)	14,156	144,250	(382)	1,266
Schwab Total Bond Market Fund	2,403	7,781	—	10,184	96,034	—	730
Laudus Mondrian International Government Fixed Income Fund)	1,352	2,206	—	3,558	39,177	—	100
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	19,639	12,590	(1,078)	31,151	289,082	(11)	992

Total					$22,914,504	($14,867)	$747,040

92

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2050 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	96,224	67,147	(7,842)	155,529	$1,076,263	($3,887)	$21,202
Laudus International MarketMasters Fund, Select Shares	51,477	26,515	(6,111)	71,881	1,738,801	(1,650)	20,157
Laudus Mondrian Emerging Markets Fund, Institutional Shares	17,235	75,672	(5,000)	87,907	777,978	(6,292)	2,556
Laudus Mondrian International Equity Fund, Institutional Shares	64,671	31,852	(6,484)	90,039	807,651	(1,214)	15,553
Laudus U.S. Large Cap Growth Fund	106,570	72,029	(5,927)	172,672	3,066,662	(3,100)	138,421
Schwab Core Equity Fund	82,365	61,233	(5,144)	138,454	3,241,200	(4,377)	165,147
Schwab Dividend Equity Fund	51,796	40,762	(3,930)	88,628	1,613,915	(2,107)	76,955
Schwab S&P 500 Index Fund	60,186	42,326	(3,478)	99,034	2,928,450	(807)	31,702
Laudus Small-Cap MarketMasters Fund, Select Shares	36,055	26,336	(2,218)	60,173	1,063,264	(471)	—
Schwab Small-Cap Equity Fund	49,256	36,585	(3,531)	82,310	1,981,208	(1,547)	128,673
Schwab Treasury Inflation Protected Securities Index Fund	355	1,553	(274)	1,634	18,314	(293)	63
Schwab Intermediate-Term Bond Fund	2,990	3,677	—	6,667	67,935	—	506
Schwab Total Bond Market Fund	742	4,438	(214)	4,966	46,830	(32)	348
Laudus Mondrian International Government Fixed Income Fund	355	2,033	(275)	2,113	23,269	(135)	35
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	9,573	7,591	(1,187)	15,977	148,269	(28)	492

Total					$18,600,009	($25,940)	$601,810

 93

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2055 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab Global Real Estate Fund	47,974	48,934	(8,781)	88,127	$609,839	($4,973)	$11,607
Laudus International MarketMasters Fund, Select Shares	25,906	20,297	(5,548)	40,655	983,443	(1,437)	10,796
Laudus Mondrian Emerging Markets Fund, Institutional Shares	8,518	47,735	(4,195)	52,058	460,717	(5,784)	1,372
Laudus Mondrian International Equity Fund, Institutional Shares	32,509	24,377	(6,180)	50,706	454,829	(598)	8,399
Laudus U.S. Large Cap Growth Fund	53,170	52,567	(8,400)	97,337	1,728,696	(4,631)	74,113
Schwab Core Equity Fund	41,246	42,359	(5,582)	78,023	1,826,522	(4,942)	88,837
Schwab Dividend Equity Fund	26,067	28,011	(4,306)	49,772	906,355	(2,786)	41,323
Schwab S&P 500 Index Fund	30,029	29,966	(4,327)	55,668	1,646,096	45	17,094
Laudus Small-Cap MarketMasters Fund, Select Shares	17,954	18,696	(2,145)	34,505	609,708	(503)	—
Schwab Small-Cap Equity Fund	24,693	25,758	(3,235)	47,216	1,136,482	(3,042)	69,356
Schwab Treasury Inflation Protected Securities Index Fund	141	92	—	233	2,609	—	14
Schwab Intermediate-Term Bond Fund	106	297	(197)	206	2,099	(4)	23
Schwab Total Bond Market Fund	108	592	(321)	379	3,577	0 **	36
Laudus Mondrian International Government Fixed Income Fund	175	93	—	268	2,956	—	11
(formerly, Laudus Mondrian International Fixed Income Fund)
Schwab Short-Term Bond Market Fund	2,583	2,490	(324)	4,749	44,071	(13)	148

Total					$10,417,999	($28,668)	$323,129

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
**	Less than $1.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

94

 Schwab Target Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Target 2010 Fund	$7,944,483	$7,823,853
Schwab Target 2015 Fund	21,097,964	11,213,000
Schwab Target 2020 Fund	83,782,737	33,470,000
Schwab Target 2025 Fund	63,639,139	19,020,000
Schwab Target 2030 Fund	95,644,994	42,160,000
Schwab Target 2035 Fund	50,166,374	11,693,000
Schwab Target 2040 Fund	98,179,970	34,055,000
Schwab Target 2045 Fund	11,671,465	838,000
Schwab Target 2050 Fund	9,721,399	1,017,000
Schwab Target 2055 Fund	6,734,113	1,058,000

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/13-4/30/14)	(11/1/12-10/31/13)

Schwab Target 2010 Fund	$662	$3,899
Schwab Target 2015 Fund	4,657	3,207
Schwab Target 2020 Fund	1,466	5,882
Schwab Target 2025 Fund	3,184	32,594
Schwab Target 2030 Fund	3,663	11,506
Schwab Target 2035 Fund	4,199	3,480
Schwab Target 2040 Fund	5,042	23,159
Schwab Target 2045 Fund	737	467	*
Schwab Target 2050 Fund	2,427	470	*
Schwab Target 2055 Fund	221	719	*

*	Since commencement of operations 1/23/13

 95

 Schwab Target Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund	Fund

October 31, 2016	$2,707,716	$—	$7,063,866	$—	$6,336,677	$—	$6,366,179
October 31, 2017	13,259,379	15,291	26,262,598	404,977	21,027,180	357,333	15,004,416
October 31, 2018	—	—	1,839,068	—	890,126	—	475,341
October 31, 2019	—	—	—	—	205,693	—	51,729
No expiration*	—	—	—	—	—	—	384,596

Total	$15,967,095	$15,291	$35,165,532	$404,977	$28,459,676	$357,333	$22,282,261

	Schwab	Schwab	Schwab
	Target	Target	Target
	2045	2050	2055
Expiration Date	Fund	Fund	Fund

No expiration*	$27,855	$26,104	$424

Total	$27,855	$26,104	$424

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For the year ended October 31, 2013, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital losses utilized	$1,893,746	$425,502	$1,986,114	$368,787	$1,795,439	$241,185	$1,203,022

As of October 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the funds did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

98

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 99

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Aggregate Intermediate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE EPRA/NAREIT Global Index An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

Target 2010 Composite Index A custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 25.9% S&P 500 Index, 3.4% Russell 2000 Index, 7.3% MSCI EAFE Index, 1.9% FTSE EPRA/NAREIT Global Index, 28.3% Barclays US Aggregate Bond Index, 3.5% Barclays US Aggregate Intermediate Bond Index, 1.9% Barclays US Government/Credit Bond Index, 14.4% Barclays US Government/Credit: 1 − 5Yrs, 5.7% Barclays US TIPS Index, 1.3% Citigroup Non-US Dollar World Government Bond Index, and 6.5% Barclays US Treasury Bills: 1 − 3 Months.

100

Target 2015 Composite Index A custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 28.4% S&P 500 Index, 4.0% Russell 2000 Index, 8.6% MSCI EAFE Index, 0.1% MSCI Emerging Markets Index, 2.2% FTSE EPRA/NAREIT Global Index, 26.5% Barclays US Aggregate Bond Index, 3.6% Barclays US Aggregate Intermediate Bond Index, 2.1% Barclays US Government/Credit Bond Index, 12.1% Barclays US Government/Credit: 1 − 5Yrs, 5.1% Barclays US TIPS Index, 1.5% Citigroup Non-US Dollar World Government Bond Index, and 5.8% Barclays US Treasury Bills: 1 − 3 Months.

Target 2020 Composite Index A custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 36.0% S&P 500 Index, 6.1% Russell 2000 Index, 11.3% MSCI EAFE Index, 0.6% MSCI EM Index, 2.8% FTSE EPRA/NAREIT Global Index, 20.9% Barclays US Aggregate Bond Index, 3.5% Barclays US Aggregate Intermediate Bond Index, 2.5% Barclays US Government/Credit Bond Index, 6.7% Barclays US Government/Credit: 1 − 5Yrs, 3.7% Barclays US TIPS Index, 1.8% Citigroup Non-US Dollar World Government Bond Index, and 4.1% Barclays US Treasury Bills: 1 − 3 Months.

Target 2025 Composite Index A custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 41.2% S&P 500 Index, 7.8% Russell 2000 Index, 13.4% MSCI EAFE Index, 1.1% MSCI EM Index, 3.3% FTSE EPRA/NAREIT Global Index, 16.4% Barclays US Aggregate Bond Index, 3.1% Barclays US Aggregate Intermediate Bond Index, 2.4% Barclays US Government/Credit Bond Index, 3.8% Barclays US Government/Credit: 1 − 5Yrs, 2.7% Barclays US TIPS Index, 1.7% Citigroup Non-US Dollar World Government Bond Index, and 3.2% Barclays US Treasury Bills: 1 − 3 Months.

Target 2030 Composite Index A custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 45.0% S&P 500 Index, 9.2% Russell 2000 Index, 15.0% MSCI EAFE Index, 1.6% MSCI Emerging Markets Index, 3.7% FTSE EPRA/NAREIT Global Index, 12.6% Barclays US Aggregate Bond Index, 2.6% Barclays US Aggregate Intermediate Bond Index, 2.1% Barclays US Government/Credit Bond Index, 2.0% Barclays US Government/Credit: 1 − 5Yrs, 1.9% Barclays US TIPS Index, 1.5% Citigroup Non-US Dollar World Government Bond Index, and 2.6% Barclays US Treasury Bills: 1 − 3 Months.

Target 2035 Composite Index A custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 48.3% S&P 500 Index, 10.6% Russell 2000 Index, 16.4% MSCI EAFE Index, 2.2% MSCI Emerging Markets Index, 4.1% FTSE EPRA/NAREIT Global Index, 9.1% Barclays US Aggregate Bond Index, 2.0% Barclays US Aggregate Intermediate Bond Index, 1.6% Barclays US Government/Credit Bond Index, 0.9% Barclays US Government/Credit: 1 − 5Yrs, 1.3% Barclays US TIPS Index, 1.2% Citigroup Non-US Dollar World Government Bond Index, and 2.3% Barclays US Treasury Bills: 1 − 3 Months.

Target 2040 Composite Index A custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 50.9% S&P 500 Index, 11.8% Russell 2000 Index, 17.5% MSCI EAFE Index, 2.7% MSCI Emerging Markets Index, 4.4% FTSE EPRA/NAREIT Global Index, 6.0% Barclays US Aggregate Bond Index, 1.4% Barclays US Aggregate Intermediate Bond Index, 1.2% Barclays US Government/Credit Bond Index, 0.4% Barclays US Government/Credit: 1 − 5Yrs, 0.8% Barclays US TIPS Index, 0.9% Citigroup Non-US Dollar World Government Bond Index, and 2.1% Barclays US Treasury Bills: 1 − 3 Months.

Target 2045 Composite Index A custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 52.2% S&P 500 Index, 12.5% Russell 2000 Index, 18.1% MSCI EAFE Index, 3.1% MSCI Emerging Markets Index, 4.5% FTSE EPRA/NAREIT Global Index, 4.3% Barclays US Aggregate Bond Index, 1.0% Barclays US Aggregate Intermediate Bond Index, 0.8% Barclays US Government/Credit Bond Index, 0.1% Barclays US Government/Credit: 1 − 5Yrs, 0.6% Barclays US TIPS Index, 0.6% Citigroup Non-US Dollar World Government Bond Index, and 2.0% Barclays US Treasury Bills: 1 − 3 Months.

Target 2050 Composite Index A custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 53.3% S&P 500 Index, 13.1% Russell 2000 Index, 18.6% MSCI EAFE Index, 3.3% MSCI Emerging Markets Index, 4.6% FTSE EPRA/NAREIT Global Index, 2.9% Barclays US Aggregate Bond Index, 0.7% Barclays US Aggregate Intermediate Bond Index, 0.6% Barclays US Government/Credit Bond Index, 0.4% Barclays US TIPS Index, 0.4% Citigroup Non-US Dollar World Government Bond Index, and 2.0% Barclays US Treasury Bills: 1 − 3 Months.

Target 2055 Composite Index A custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Down Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 54.2% S&P 500 Index, 13.5% Russell 2000 Index, 19.0% MSCI EAFE

 101

Index, 3.6% MSCI Emerging Markets Index, 4.8% FTSE EPRA/NAREIT Global Index, 1.7% Barclays US Aggregate Bond Index, 0.4% Barclays US Aggregate Intermediate Bond Index, 0.4% Barclays US Government/Credit Bond Index, 0.2% Barclays US TIPS Index, 0.3% Citigroup Non-US Dollar World Government Bond Index, and 2.0% Barclays US Treasury Bills: 1 − 3 Months.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

102

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34720-08
00118059

Semiannual report dated April 30, 2014, enclosed.

Schwab Balanced Fundtm

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Schwab Balanced Fundtm

Semiannual Report
April 30, 2014

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Schwab Balanced Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014

Schwab Balanced Fundtm (Ticker Symbol: SWOBX)	4.20%

Balanced Blended Index	5.09%
Fund Category: Morningstar Moderate Allocation	4.65%

Performance Details	page 6

Minimum Initial Investment[1]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definition, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see the fund’s prospectus for further detail and eligibility requirements.

2 Schwab Balanced Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Balanced Fund. The fund combines equity and fixed income strategies in U.S. markets, and is designed to provide income, diversified asset allocation, and an opportunity for long-term growth.

For the six-month reporting period ended April 30, 2014, the fund returned 4.2% compared with the 5.1% return of the Balanced Blended Index, reflecting a rally by U.S. stocks and modest returns for bonds. With the U.S. economy showing some signs of improvement, the Federal Reserve began “tapering” its stimulative policies in early 2014, while providing reassurances that low interest rates remain necessary for now. The Fed’s reassurances propped up the performance of stocks, with the S&P 500 Index returning 8.4% for the period, even as harsh winter weather temporarily slowed first-quarter economic activity.

The low level of interest rates and generally healthier economy led to modest performances by most fixed income securities. Bonds with lower credit ratings outperformed Treasuries as credit conditions remained favorable, while long-term bonds outperformed short-term bonds late in the period amid Fed reassurances that low interest rates are still required. Reflecting this environment, the Barclays U.S. Aggregate Bond Index returned 1.7%.

 Asset Class Performance Comparison % returns during the six months ended 4/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.36%	S&P 500® Index: measures U.S. large-cap stocks

3.08%	Russell 2000® Index: measures U.S. small-cap stocks

4.44%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Balanced Fund 3

From the President continued

For the six-month reporting period ended April 30, 2014, the fund returned 4.2% compared with the 5.1% return of the Balanced Blended Index, reflecting a rally by U.S. stocks and modest returns for bonds.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Balanced Fund, please continue reading this report. In addition, you can find further details about this fund by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary.

4 Schwab Balanced Fund

Fund Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Balanced Fund 5

Schwab Balanced Fund™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fundtm (11/18/96)	4.20%	11.62%	12.37%	6.05%
Balanced Blended Index	5.09%	11.22%	13.38%	6.75%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.83%
Fund Category: Morningstar Moderate Allocation	4.65%	10.51%	12.95%	6.28%

Fund Expense Ratios3: Net 0.63%; Gross 0.73%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[4]	14%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	50.6%
Fixed-Income Funds – Intermediate-Term Bond	36.4%
Equity Funds – Small-Cap	10.0%
Money Market Funds	3.0%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab Core Equity Fund	35.5%
Schwab Total Bond Market Fund	24.3%
Laudus U.S. Large Cap Growth Fund	15.0%
Schwab Intermediate-Term Bond Fund	12.0%
Laudus Small-Cap MarketMasters Fund, Select Shares	10.0%
Total	96.8%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.63%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

6 Schwab Balanced Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2013 and held through April 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/13	at 4/30/14	11/1/13–4/30/14

Schwab Balanced Fundtm
Actual Return	0.00%	$1,000.00	$1,042.00	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Balanced Fund 7

Schwab Balanced Fund™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–		11/1/11–		11/1/10–		11/1/09–		11/1/08–
	4/30/14*		10/31/13		10/31/12		10/31/11		10/31/10		10/31/09

Per-Share Data ($)

Net asset value at beginning of period	14.28		12.51		11.61		11.00		9.99		9.82

Income (loss) from investment operations:
Net investment income (loss)	0.10	[1]	0.14	[1]	0.19	[1]	0.17	[1]	0.17	[1]	0.22 [1]
Net realized and unrealized gains (losses)	0.50		1.85		0.88		0.63		1.03		0.64

Total from investment operations	0.60		1.99		1.07		0.80		1.20		0.86
Less distributions:
Distributions from net investment income	(0.21)		(0.22)		(0.17)		(0.19)		(0.19)		(0.37)
Distributions from net realized gains	—		—		—		—		—		(0.32)

Total distributions	(0.21)		(0.22)		(0.17)		(0.19)		(0.19)		(0.69)

Net asset value at end of period	14.67		14.28		12.51		11.61		11.00		9.99

Total return (%)	4.20	[2]	16.13		9.36		7.28		12.08		9.45

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4,5]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	0.00
Gross operating expenses[3]	0.09	[5]	0.10		0.16		0.16		0.20		0.17
Net investment income (loss)	1.43	[5]	1.06		1.54		1.52		1.67		2.41
Portfolio turnover rate	14	[2]	33		38		53		8		21
Net assets, end of period ($ x 1,000,000)	199		165		117		109		88		86

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Annualized.

8 See financial notes

 Schwab Balanced Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Other Investment Companies	168,532,925	198,292,907

99.8%	Total Investments	168,532,925	198,292,907
0.2%	Other Assets and Liabilities, Net		469,162

100.0%	Net Assets		198,762,069

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.8% of net assets

Equity Funds 60.5%

Large-Cap 50.5%
Laudus U.S. Large Cap Growth Fund *(a)	1,679,811	29,833,439
Schwab Core Equity Fund (a)	3,013,100	70,536,674

		100,370,113

Small-Cap 10.0%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,127,113	19,916,083

		120,286,196

Fixed-Income Funds 36.3%

Intermediate-Term Bond 36.3%
Schwab Intermediate-Term Bond Fund (a)	2,332,960	23,772,862
Schwab Total Bond Market Fund (a)	5,124,177	48,320,990

		72,093,852

Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	5,912,859	5,912,859

Total Other Investment Companies
(Cost $168,532,925)		198,292,907

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $171,231,822 and the unrealized appreciation and depreciation were $27,231,564 and ($170,479), respectively, with a net unrealized appreciation of $27,061,085.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$198,292,907	$—	$—	$198,292,907

Total	$198,292,907	$—	$—	$198,292,907

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 9

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $162,620,066)		$192,380,048
Investments in unaffiliated issuers, at value (cost $5,912,859)	+	5,912,859

Total investments, at value (cost $168,532,925)		198,292,907
Receivables:
Investments sold		880,000
Fund shares sold		836,578
Dividends		131,270
Due from investment adviser		1,052
Prepaid expenses	+	2,007

Total assets		200,143,814

Liabilities

Payables:
Investments bought		1,151,301
Fund shares redeemed		198,544
Accrued expenses	+	31,900

Total liabilities		1,381,745

Net Assets

Total assets		200,143,814
Total liabilities	−	1,381,745

Net assets		$198,762,069

Net Assets by Source
Capital received from investors		167,665,383
Distributions in excess of net investment income		(113,496)
Net realized capital gains		1,450,200
Net unrealized capital appreciation		29,759,982

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$198,762,069		13,550,892		$14.67

10 See financial notes

 Schwab Balanced Fund

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,283,455

Expenses

Professional fees		18,921
Shareholder reports		18,206
Registration fees		14,446
Transfer agent fees		13,779
Portfolio accounting fees		5,490
Independent trustees’ fees		3,404
Custodian fees		1,642
Interest expense		62
Other expenses	+	1,950

Total expenses		77,900
Expense reduction by CSIM	−	77,838

Net expenses	−	62

Net investment income		1,283,393

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		5,843,410
Net realized gains on sales of affiliated underlying funds	+	1,573,294

Net realized gains		7,416,704
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(1,287,207)

Net realized and unrealized gains		6,129,497

Increase in net assets resulting from operations		$7,412,890

See financial notes 11

 Schwab Balanced Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$1,283,393	$1,542,751
Net realized gains		7,416,704	635,878
Net change in unrealized appreciation (depreciation)	+	(1,287,207)	19,300,297

Increase in net assets from operations		7,412,890	21,478,926

Distributions to Shareholders

Distributions from net investment income		($2,313,152)	($1,969,000)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,944,264	$57,099,943	6,476,156	$86,146,565
Shares reinvested		147,616	2,143,378	148,002	1,838,191
Shares redeemed	+	(2,083,617)	(30,386,245)	(4,466,396)	(60,102,818)

Net transactions in fund shares		2,008,263	$28,857,076	2,157,762	$27,881,938

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,542,629	$164,805,255	9,384,867	$117,413,391
Total increase	+	2,008,263	33,956,814	2,157,762	47,391,864

End of period		13,550,892	$198,762,069	11,542,629	$164,805,255

Distributions in excess of net investment income/Net investment income not yet distributed			($113,496)		$916,263

12 See financial notes

 Schwab Balanced Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Balanced Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab International Core Equity Fund
Schwab Balanced Fund	Schwab Target 2010 Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Fund
Schwab Small-Cap Index Fund	Schwab Target 2020 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2025 Fund
Schwab International Index Fund	Schwab Target 2030 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2055 Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental US Small Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental International Small Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange traded funds (“ETFs”). In addition, the fund may purchase individual securities to maintain its allocations. The fund bears its share of allocable expenses of the underlying funds in which it invests. The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements.

The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

 13

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of April 30, 2014 are disclosed in the Portfolio Holdings.

14

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund generally makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher

 15

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments - small-cap stocks, for instance - an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - large-cap and mid-cap stocks, for instance - an underlying fund’s performance also will lag those investments.

•	Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The longer an underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

16

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•	Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds.

 17

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

•	Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.

CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2014, the Schwab Balanced Fund’s ownership percentages of other related funds’ shares are:

Laudus U.S. Large Cap Growth Fund	1.4%
Schwab Core Equity Fund	3.0%
Laudus Small-Cap MarketMasters Fund	10.6%
Schwab Intermediate-Term Bond Fund	6.6%
Schwab Total Bond Market Fund	5.0%

18

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2014.

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Laudus U.S. Large Cap Growth Fund	1,405,004	502,248	(227,441)	1,679,811	$29,833,439	$580,295	$1,709,774
Schwab Core Equity Fund	2,480,385	908,253	(375,538)	3,013,100	70,536,674	698,521	4,679,307
Laudus Small-Cap MarketMasters Fund, Select Shares	936,684	302,404	(111,975)	1,127,113	19,916,083	262,941	—
Schwab Intermediate-Term Bond Fund	1,943,421	784,086	(394,547)	2,332,960	23,772,862	2,379	226,284
Schwab Total Bond Market Fund	4,226,692	1,511,625	(614,140)	5,124,177	48,320,990	29,158	511,500

Total					$192,380,048	$1,573,294	$7,126,865

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$56,886,339	$24,555,000

 19

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

8. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period
(11/1/13-4/30/14)	(11/1/12-10/31/13)

$5,326	$6,089

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2013, the fund had capital loss carryforwards of $3,288,811 available to offset future net capital gains before October 31, 2017.

For the year ended October 31, 2013, the fund had capital losses utilized as follows:

Capital losses utilized	$784,946

As of October 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 21

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Balanced Blended Index A custom blended index developed by CSIM that effective August 1, 2013 is composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Barclays U.S. Aggregate Bond Index, 12% Barclays U.S. Aggregate Intermediate Bond Index and 3% Barclays U.S. Treasury Bills: 1 − 3 Months Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Aggregate Intermediate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

24

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

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Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
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Asset Allocation Funds
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

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Semiannual report dated April 30, 2014, enclosed.

Schwab MarketTrack Portfolios ®

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

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Balanced Portfoliotm

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Schwab MarketTrack Portfolios ®

Semiannual Report
April 30, 2014

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

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Schwab MarketTrack Portfolios®

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the 6 Months Ended April 30, 2014

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	5.68%

All Equity Composite Index	5.91%
Fund Category: Morningstar Large Blend	7.41%

Performance Details	page 6

Schwab MarketTrack Growth Portfoliotm (Ticker Symbol: SWHGX)	4.95%

Growth Composite Index	5.19%
Fund Category: Morningstar Aggressive Allocation	5.02%

Performance Details	page 7

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	4.04%

Balanced Composite Index	4.33%
Fund Category: Morningstar Moderate Allocation	4.65%

Performance Details	page 8

Schwab MarketTrack Conservative Portfoliotm (Ticker Symbol: SWCGX)	3.15%

Conservative Composite Index	3.46%
Fund Category: Morningstar Conservative Allocation	3.61%

Performance Details	page 9

Minimum Initial Investment[1]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.

Portfolio expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a portfolio’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab MarketTrack Portfolios

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab MarketTrack Portfolios. The portfolios combine a variety of passive strategies in U.S. and international markets, seeking to provide diversification, while targeting varying degrees of risk.

For the six-month reporting period ended April 30, 2014, the portfolios generated returns that reflected a rally by stocks in U.S. and developed international markets, combined with modest returns for bonds. Efforts undertaken by the Federal Reserve, the European Central Bank, the Bank of Japan, and other central banks to keep interest rates low and stimulate economic growth provided a catalyst for these results. Stocks generally benefited from these policies, while bonds generated modest returns that reflected the low interest rate environment.

With the U.S. economy showing some signs of improvement, the Fed began “tapering” its stimulative policies in early 2014, but provided reassurances that low interest rates remain necessary for now. The Fed’s reassurances supported stocks, while concurrently helping longer-term bonds generate respectable returns late in the six months. Many major U.S. stock market indices reached record highs in April and finished at or near these levels by the end of the period, with the S&P 500 Index returning 8.4%, and the MSCI EAFE Index

 Asset Class Performance Comparison % returns during the six months ended 4/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.36%	S&P 500® Index: measures U.S. large-cap stocks

3.08%	Russell 2000® Index: measures U.S. small-cap stocks

4.44%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

1.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Portfolios 3

From the President continued

For the six-month reporting period ended April 30, 2014, the portfolios generated returns that reflected a rally by stocks in U.S. and developed international markets, combined with modest returns for bonds.

returning 4.4%.1 Representing the broad performance of U.S. fixed income securities, the Barclays U.S. Aggregate Bond Index returned 1.7%.

For more information about the performance, holdings, and portfolio characteristics of Schwab MarketTrack Portfolios, please continue reading this report. In addition, you can find further details about these funds by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary.

1 The total return cited is for the MSCI EAFE Index (Net), which is calculated net of foreign withholding taxes.

4 Schwab MarketTrack Portfolios

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfolio™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack All Equity Portfoliotm (5/19/98)	5.68%	17.68%	17.45%	7.53%
All Equity Composite Index	5.91%	17.48%	17.68%	7.86%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Large Blend	7.41%	19.35%	17.82%	7.17%

Fund Expense Ratios3: Net 0.64%; Gross 0.66%

 Statistics

Number of Holdings	4
Portfolio Turnover Rate[4]	4%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	44.7%
Equity Funds – International	29.8%
Equity Funds – Small-Cap	25.0%
Short-Term Investments	0.5%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab S&P 500 Index Fund	44.7%
Schwab International Index Fund	29.8%
Schwab Small-Cap Index Fund	25.0%
Total	99.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.14%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

6 Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfolio™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfoliotm (11/20/95)	4.95%	14.22%	14.94%	6.87%
Growth Composite Index	5.19%	14.14%	15.19%	7.35%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Fund Category: Morningstar Aggressive Allocation	5.02%	13.31%	14.65%	6.63%

Fund Expense Ratios3: Net 0.66%; Gross 0.68%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[4]	3%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	40.3%
Equity Funds – International	20.2%
Equity Funds – Small-Cap	19.9%
Fixed-Income Funds – Intermediate-Term Bond	14.8%
Short-Term Investments	3.3%
Money Market Funds	1.5%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab S&P 500 Index Fund	40.3%
Schwab International Index Fund	20.2%
Schwab Small-Cap Index Fund	19.9%
Schwab Total Bond Market Fund	14.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.5%
Total	96.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.16%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Balanced Portfolio™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	4.04%	10.34%	12.26%	6.03%
Balanced Composite Index	4.33%	10.44%	12.62%	6.83%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.83%
Fund Category: Morningstar Moderate Allocation	4.65%	10.51%	12.95%	6.28%

Fund Expense Ratios3: Net 0.69%; Gross 0.71%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[4]	5%

 Asset Class Weightings % of Investments

Fixed-Income Funds – Intermediate-Term Bond	34.7%
Equity Funds – Large-Cap	30.3%
Equity Funds – International	15.2%
Equity Funds – Small-Cap	14.8%
Short-Term Investments	3.5%
Money Market Funds	1.5%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab Total Bond Market Fund	34.7%
Schwab S&P 500 Index Fund	30.3%
Schwab International Index Fund	15.2%
Schwab Small-Cap Index Fund	14.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.5%
Total	96.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.19%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

8 Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfolio™

Performance and Fund Facts as of 04/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Conservative Portfoliotm (11/20/95)	3.15%	6.45%	9.49%	5.09%
Conservative Composite Index	3.46%	6.81%	10.00%	6.21%
S&P 500® Index	8.36%	20.44%	19.14%	7.67%
Barclays U.S. Aggregate Bond Index	1.74%	-0.26%	4.88%	4.83%
Fund Category: Morningstar Conservative Allocation	3.61%	5.03%	10.09%	5.27%

Fund Expense Ratios3: Net 0.72%; Gross 0.77%

 Statistics

Number of Holdings	7
Portfolio Turnover Rate[4]	4%

 Asset Class Weightings % of Investments

Fixed-Income Funds – Intermediate-Term Bond	54.8%
Equity Funds – Large-Cap	20.3%
Equity Funds – International	10.2%
Equity Funds – Small-Cap	9.8%
Short-Term Investments	3.3%
Money Market Funds	1.6%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab Total Bond Market Fund	54.6%
Schwab S&P 500 Index Fund	20.3%
Schwab International Index Fund	10.2%
Schwab Small-Cap Index Fund	9.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.6%
Total	96.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.22%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Portfolios 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2013 and held through April 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/13	at 4/30/14	11/1/13–4/30/14

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000.00	$1,056.80	$2.55
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

Schwab MarketTrack Growth Portfoliotm
Actual Return	0.50%	$1,000.00	$1,049.50	$2.54
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000.00	$1,040.40	$2.53
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

Schwab MarketTrack Conservative Portfoliotm
Actual Return	0.50%	$1,000.00	$1,031.50	$2.52
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolios invest are not included in this ratio.
[2]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	15.99		12.79	11.52	11.30	9.82	9.44

Income (loss) from investment operations:
Net investment income (loss)	0.25		0.27	0.25	0.16	0.12	0.30
Net realized and unrealized gains (losses)	0.66		3.27	1.02	0.27	1.50	0.83

Total from investment operations	0.91		3.54	1.27	0.43	1.62	1.13
Less distributions:
Distributions from net investment income	(0.27)		(0.34)	—	(0.21)	(0.14)	(0.23)
Distributions from net realized gains	—		—	—	—	—	(0.52)

Total distributions	(0.27)		(0.34)	—	(0.21)	(0.14)	(0.75)

Net asset value at end of period	16.63		15.99	12.79	11.52	11.30	9.82

Total return (%)	5.68	[1]	28.37	11.02	3.76	16.62	13.54

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.51	[3]	0.52	0.54	0.53	0.54	0.67
Net investment income (loss)	3.05	[3]	1.84	1.93	1.37	1.14	3.46
Portfolio turnover rate	4	[1]	6	6	12	8	10
Net assets, end of period ($ x 1,000,000)	616		586	475	476	489	461

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

See financial notes 11

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Other Investment Companies	395,337,967	613,508,724
0.5%	Short-Term Investment	2,773,656	2,773,656

100.0%	Total Investments	398,111,623	616,282,380
0.0%	Other Assets and Liabilities, Net		184,502

100.0%	Net Assets		616,466,882

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.5% of net assets

Equity Funds 99.5%

International 29.8%
Schwab International Index Fund (a)	9,038,425	183,660,798

Large-Cap 44.7%
Schwab S&P 500 Index Fund (a)	9,320,295	275,601,111

Small-Cap 25.0%
Schwab Small-Cap Index Fund (a)	5,751,186	154,246,815

Total Other Investment Companies
(Cost $395,337,967)		613,508,724

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
DNB
0.03%, 05/01/14	2,773,656	2,773,656

Total Short-Term Investment
(Cost $2,773,656)		2,773,656

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $412,622,696 and the unrealized appreciation and depreciation were $203,659,684 and ($0), respectively, with a net unrealized appreciation of $203,659,684.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$613,508,724	$—	$—	$613,508,724
Short-Term Investment[1]	—	2,773,656	—	2,773,656

Total	$613,508,724	$2,773,656	$—	$616,282,380

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

12 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $395,337,967)		$613,508,724
Investments in unaffiliated issuers, at value (cost $2,773,656)	+	2,773,656

Total investments, at value (cost $398,111,623)		616,282,380
Receivables:
Investments sold		6,500,000
Fund shares sold		311,631
Interest		2
Prepaid expenses	+	8,162

Total assets		623,102,175

Liabilities

Payables:
Investments bought		6,400,000
Investment adviser and administrator fees		11,351
Shareholder service fees		13,575
Fund shares redeemed		164,946
Accrued expenses	+	45,421

Total liabilities		6,635,293

Net Assets

Total assets		623,102,175
Total liabilities	−	6,635,293

Net assets		$616,466,882

Net Assets by Source
Capital received from investors		440,340,936
Net investment income not yet distributed		9,140,084
Net realized capital losses		(51,184,895)
Net unrealized capital appreciation		218,170,757

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$616,466,882		37,073,268		$16.63

See financial notes 13

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$10,641,678
Interest	+	409

Total investment income		10,642,087

Expenses

Investment adviser and administrator fees		690,009
Shareholder service fees		731,611
Shareholder reports		31,474
Professional fees		20,801
Transfer agent fees		18,468
Registration fees		13,376
Portfolio accounting fees		13,163
Custodian fees		5,861
Independent trustees’ fees		4,478
Other expenses	+	7,652

Total expenses		1,536,893
Expense reduction by CSIM and its affiliates	−	37,547

Net expenses	−	1,499,346

Net investment income		9,142,741

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		6,726,205
Net realized gains on sales of affiliated underlying funds	+	2,153,686

Net realized gains		8,879,891
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	15,042,373

Net realized and unrealized gains		23,922,264

Increase in net assets resulting from operations		$33,065,005

14 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$9,142,741	$9,727,932
Net realized gains		8,879,891	7,228,288
Net change in unrealized appreciation (depreciation)	+	15,042,373	114,728,861

Increase in net assets from operations		33,065,005	131,685,081

Distributions to Shareholders

Distributions from net investment income		($9,729,315)	($12,561,634)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,259,977	$36,904,727	4,265,588	$60,479,156
Shares reinvested		553,923	9,089,878	918,465	11,765,529
Shares redeemed	+	(2,387,224)	(39,003,872)	(5,656,792)	(79,997,553)

Net transactions in fund shares		426,676	$6,990,733	(472,739)	($7,752,868)

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,646,592	$586,140,459	37,119,331	$474,769,880
Total increase or decrease	+	426,676	30,326,423	(472,739)	111,370,579

End of period		37,073,268	$616,466,882	36,646,592	$586,140,459

Net investment income not yet distributed			$9,140,084		$9,726,658

See financial notes 15

Schwab MarketTrack Growth Portfolio™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	21.67		18.08	16.85	16.35	14.51	13.71

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.34	0.30	0.24	0.19	0.39
Net realized and unrealized gains (losses)	0.78		3.60	1.35	0.51	1.95	1.25

Total from investment operations	1.07		3.94	1.65	0.75	2.14	1.64
Less distributions:
Distributions from net investment income	(0.31)		(0.35)	(0.42)	(0.25)	(0.30)	(0.40)
Distributions from net realized gains	—		—	—	—	—	(0.44)

Total distributions	(0.31)		(0.35)	(0.42)	(0.25)	(0.30)	(0.84)

Net asset value at end of period	22.43		21.67	18.08	16.85	16.35	14.51

Total return (%)	4.95	[1]	22.14	10.03	4.55	14.86	12.95

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.51	[3]	0.52	0.53	0.52	0.52	0.66
Net investment income (loss)	2.64	[3]	1.71	1.78	1.39	1.25	3.03
Portfolio turnover rate	3	[1]	9	9	17	14	23
Net assets, end of period ($ x 1,000,000)	718		680	566	562	549	507

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

16 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Other Investment Companies	415,826,540	694,346,478
3.3%	Short-Term Investments	23,480,243	23,480,243

100.0%	Total Investments	439,306,783	717,826,721
0.0%	Other Assets and Liabilities, Net		7,295

100.0%	Net Assets		717,834,016

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

Equity Funds 80.4%

International 20.2%
Schwab International Index Fund (a)	7,135,864	145,000,753

Large-Cap 40.3%
Schwab S&P 500 Index Fund (a)	9,787,042	289,402,839

Small-Cap 19.9%
Schwab Small-Cap Index Fund (a)	5,329,348	142,933,119

		577,336,711

Fixed-Income Fund 14.8%

Intermediate-Term Bond 14.8%
Schwab Total Bond Market Fund (a)	11,236,315	105,958,449

Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	11,051,318	11,051,318

Total Other Investment Companies
(Cost $415,826,540)		694,346,478

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/14	21,483,201	21,483,201
Bank of Tokyo - Mitsubishi UFJ
0.03%, 05/01/14	1,997,042	1,997,042

Total Short-Term Investments
(Cost $23,480,243)		23,480,243

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $443,761,963 and the unrealized appreciation and depreciation were $274,064,758 and ($0), respectively, with a net unrealized appreciation of $274,064,758.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$694,346,478	$—	$—	$694,346,478
Short-Term Investments[1]	—	23,480,243	—	23,480,243

Total	$694,346,478	$23,480,243	$—	$717,826,721

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 17

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $415,826,540)		$694,346,478
Investments in unaffiliated issuers, at value (cost $23,480,243)	+	23,480,243

Total investments, at value (cost $439,306,783)		717,826,721
Receivables:
Investments sold		3,400,000
Fund shares sold		1,120,182
Dividends		200,477
Interest		20
Prepaid expenses	+	10,353

Total assets		722,557,753

Liabilities

Payables:
Investments bought		3,300,811
Investment adviser and administrator fees		13,523
Shareholder service fees		15,757
Fund shares redeemed		1,333,138
Accrued expenses	+	60,508

Total liabilities		4,723,737

Net Assets

Total assets		722,557,753
Total liabilities	−	4,723,737

Net assets		$717,834,016

Net Assets by Source
Capital received from investors		437,412,363
Distributions in excess of net investment income		(1,071,098)
Net realized capital gains		2,972,813
Net unrealized capital appreciation		278,519,938

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$717,834,016		32,002,464		$22.43

18 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$10,895,269
Interest	+	3,557

Total investment income		10,898,826

Expenses

Investment adviser and administrator fees		797,541
Shareholder service fees		850,135
Shareholder reports		29,462
Professional fees		21,701
Transfer agent fees		18,135
Registration fees		15,325
Portfolio accounting fees		13,800
Custodian fees		6,910
Independent trustees’ fees		4,712
Other expenses	+	7,838

Total expenses		1,765,559
Expense reduction by CSIM and its affiliates	−	31,775

Net expenses	−	1,733,784

Net investment income		9,165,042

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		6,228,769
Net realized gains on sales of affiliated underlying funds		3,210,351
Net realized gains on unaffiliated investments	+	62,378

Net realized gains		9,501,498
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	14,800,835

Net realized and unrealized gains		24,302,333

Increase in net assets resulting from operations		$33,467,375

See financial notes 19

 Schwab MarketTrack Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$9,165,042	$10,557,296
Net realized gains		9,501,498	11,273,795
Net change in unrealized appreciation (depreciation)	+	14,800,835	101,623,253

Increase in net assets from operations		33,467,375	123,454,344

Distributions to Shareholders[1]

Distributions from net investment income		($9,625,225)	($10,641,577)

Transactions in Fund Shares1

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,239,985	$49,534,288	3,956,940	$78,029,608
Shares reinvested		411,732	9,099,268	556,707	10,081,957
Shares redeemed	+	(2,032,451)	(44,858,917)	(4,460,927)	(87,149,494)

Net transactions in fund shares		619,266	$13,774,639	52,720	$962,071

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,383,198	$680,217,227	31,330,478	$566,442,389
Total increase	+	619,266	37,616,789	52,720	113,774,838

End of period		32,002,464	$717,834,016	31,383,198	$680,217,227

Distributions in excess of net investment income			($1,071,098)		($610,915)

[1]	Effective December 6, 2012, the P Share class was terminated.

20 See financial notes

Schwab MarketTrack Balanced Portfolio™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	18.55		16.33	15.41	14.96	13.54	12.74

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.31	0.29	0.25	0.23	0.38
Net realized and unrealized gains (losses)	0.52		2.23	1.01	0.46	1.50	1.11

Total from investment operations	0.75		2.54	1.30	0.71	1.73	1.49
Less distributions:
Distributions from net investment income	(0.27)		(0.32)	(0.38)	(0.26)	(0.31)	(0.44)
Distributions from net realized gains	(0.12)		—	—	—	—	(0.25)

Total distributions	(0.39)		(0.32)	(0.38)	(0.26)	(0.31)	(0.69)

Net asset value at end of period	18.91		18.55	16.33	15.41	14.96	13.54

Total return (%)	4.04	[1]	15.82	8.61	4.80	12.92	12.41

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.51	[3]	0.52	0.53	0.52	0.52	0.66
Net investment income (loss)	2.39	[3]	1.75	1.86	1.64	1.59	3.09
Portfolio turnover rate	5	[1]	12	12	25	22	30
Net assets, end of period ($ x 1,000,000)	525		481	425	432	450	434

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

See financial notes 21

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	341,963,789	506,986,785
3.5%	Short-Term Investments	18,163,796	18,163,796

100.0%	Total Investments	360,127,585	525,150,581
(0.0%)	Other Assets and Liabilities, Net		(92,042)

100.0%	Net Assets		525,058,539

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 60.3%

International 15.2%
Schwab International Index Fund (a)	3,921,895	79,692,916

Large-Cap 30.3%
Schwab S&P 500 Index Fund (a)	5,374,591	158,926,644

Small-Cap 14.8%
Schwab Small-Cap Index Fund (a)	2,908,547	78,007,220

		316,626,780

Fixed-Income Fund 34.7%

Intermediate-Term Bond 34.7%
Schwab Total Bond Market Fund (a)	19,334,675	182,325,988

Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	8,034,017	8,034,017

Total Other Investment Companies
(Cost $341,963,789)		506,986,785

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.5% of net assets

Time Deposits 3.5%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 05/01/14	15,702,830	15,702,830
Wells Fargo
0.03%, 05/01/14	2,460,966	2,460,966

Total Short-Term Investments
(Cost $18,163,796)		18,163,796

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $ 367,657,009 and the unrealized appreciation and depreciation were $157,493,572 and ($0), respectively, with a net unrealized appreciation of $157,493,572.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$506,986,785	$—	$—	$506,986,785
Short-Term Investments[1]	—	18,163,796	—	18,163,796

Total	$506,986,785	$18,163,796	$—	$525,150,581

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

22 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $341,963,789)		$506,986,785
Investments in unaffiliated issuers, at value (cost $18,163,796)	+	18,163,796

Total investments, at value (cost $360,127,585)		525,150,581
Receivables:
Investments sold		2,100,000
Fund shares sold		493,101
Dividends		344,323
Interest		15
Prepaid expenses	+	7,631

Total assets		528,095,651

Liabilities

Payables:
Investments bought		2,844,951
Investment adviser and administrator fees		9,845
Shareholder service fees		11,370
Fund shares redeemed		128,954
Accrued expenses	+	41,992

Total liabilities		3,037,112

Net Assets

Total assets		528,095,651
Total liabilities	−	3,037,112

Net assets		$525,058,539

Net Assets by Source
Capital received from investors		361,948,298
Net investment income not yet distributed		153,096
Net realized capital losses		(2,065,851)
Net unrealized capital appreciation		165,022,996

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$525,058,539		27,763,778		$18.91

See financial notes 23

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$7,189,852
Interest	+	2,487

Total investment income		7,192,339

Expenses

Investment adviser and administrator fees		571,491
Shareholder service fees		610,663
Professional fees		20,305
Shareholder reports		15,245
Transfer agent fees		14,255
Registration fees		13,517
Portfolio accounting fees		12,181
Custodian fees		5,463
Independent trustees’ fees		4,198
Other expenses	+	5,727

Total expenses		1,273,045
Expense reduction by CSIM and its affiliates	−	30,674

Net expenses	−	1,242,371

Net investment income		5,949,968

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		3,305,085
Net realized gains on sales of affiliated underlying funds		2,235,817
Net realized gains on unaffiliated investments	+	41,638

Net realized gains		5,582,540
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	8,803,872

Net realized and unrealized gains		14,386,412

Increase in net assets resulting from operations		$20,336,380

24 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$5,949,968	$7,871,154
Net realized gains		5,582,540	11,848,026
Net change in unrealized appreciation (depreciation)	+	8,803,872	46,183,726

Increase in net assets from operations		20,336,380	65,902,906

Distributions to Shareholders

Distributions from net investment income		(6,922,856)	(8,153,238)
Distributions from net realized gains	+	(3,022,728)	—

Total distributions		($9,945,584)	($8,153,238)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,642,661	$67,586,369	3,770,528	$65,235,947
Shares reinvested		501,199	9,312,269	467,584	7,607,583
Shares redeemed	+	(2,312,369)	(43,211,517)	(4,331,142)	(74,715,528)

Net transactions in fund shares		1,831,491	$33,687,121	(93,030)	($1,871,998)

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		25,932,287	$480,980,622	26,025,317	$425,102,952
Total increase or decrease	+	1,831,491	44,077,917	(93,030)	55,877,670

End of period		27,763,778	$525,058,539	25,932,287	$480,980,622

Net investment income not yet distributed			$153,096		$1,125,984

See financial notes 25

Schwab MarketTrack Conservative Portfolio™

Financial Statements

Financial Highlights

	11/1/13–		11/1/12–	11/1/11–	11/1/10–	11/1/09–	11/1/08–
	4/30/14*		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Per-Share Data ($)

Net asset value at beginning of period	15.34		14.23	13.59	13.22	12.15	11.34

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.26	0.26	0.25	0.24	0.37
Net realized and unrealized gains (losses)	0.31		1.10	0.69	0.37	1.08	0.91

Total from investment operations	0.48		1.36	0.95	0.62	1.32	1.28
Less distributions:
Distributions from net investment income	(0.18)		(0.25)	(0.31)	(0.25)	(0.25)	(0.38)
Distributions from net realized gains	—		—	—	—	—	(0.09)

Total distributions	(0.18)		(0.25)	(0.31)	(0.25)	(0.25)	(0.47)

Net asset value at end of period	15.64		15.34	14.23	13.59	13.22	12.15

Total return (%)	3.15	[1]	9.71	7.07	4.72	10.98	11.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.54	[3]	0.55	0.55	0.55	0.56	0.68
Net investment income (loss)	2.18	[3]	1.78	1.96	1.84	1.93	3.31
Portfolio turnover rate	4	[1]	15	19	30	25	25
Net assets, end of period ($ x 1,000,000)	220		203	189	198	194	181

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

26 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	162,216,181	212,114,685
3.3%	Short-Term Investments	7,299,477	7,299,477

99.8%	Total Investments	169,515,658	219,414,162
0.2%	Other Assets and Liabilities, Net		440,869

100.0%	Net Assets		219,855,031

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 40.3%

International 10.2%
Schwab International Index Fund (a)	1,103,142	22,415,837

Large-Cap 20.3%
Schwab S&P 500 Index Fund (a)	1,505,242	44,509,993

Small-Cap 9.8%
Schwab Small-Cap Index Fund (a)	803,914	21,560,962

		88,486,792

Fixed-Income Fund 54.6%

Intermediate-Term Bond 54.6%
Schwab Total Bond Market Fund (a)	12,740,216	120,140,241

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	3,487,652	3,487,652

Total Other Investment Companies
(Cost $162,216,181)		212,114,685

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 05/01/14	6,568,640	6,568,640
Wells Fargo
0.03%, 05/01/14	730,837	730,837

Total Short-Term Investments
(Cost $7,299,477)		7,299,477

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $177,173,223 and the unrealized appreciation and depreciation were $42,240,939 and ($0), respectively, with a net unrealized appreciation of $42,240,939.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$212,114,685	$—	$—	$212,114,685
Short-Term Investments[1]	—	7,299,477	—	7,299,477

Total	$212,114,685	$7,299,477	$—	$219,414,162

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2014.

See financial notes 27

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of April 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $162,216,181)		$212,114,685
Investments in unaffiliated issuers, at value (cost $7,299,477)	+	7,299,477

Total investments, at value (cost $169,515,658)		219,414,162
Receivables:
Investments sold		560,000
Fund shares sold		602,852
Dividends		226,750
Interest		6
Prepaid expenses	+	3,199

Total assets		220,806,969

Liabilities

Payables:
Investments bought		777,170
Investment adviser and administrator fees		3,692
Shareholder service fees		4,436
Fund shares redeemed		138,356
Accrued expenses	+	28,284

Total liabilities		951,938

Net Assets

Total assets		220,806,969
Total liabilities	−	951,938

Net assets		$219,855,031

Net Assets by Source
Capital received from investors		178,564,457
Net investment income not yet distributed		115,105
Net realized capital losses		(8,723,035)
Net unrealized capital appreciation		49,898,504

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$219,855,031		14,054,059		$15.64

28 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For the period November 1, 2013 through April 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$2,784,048
Interest	+	1,040

Total investment income		2,785,088

Expenses

Investment adviser and administrator fees		239,324
Shareholder service fees		254,828
Professional fees		19,364
Transfer agent fees		12,607
Registration fees		11,749
Portfolio accounting fees		9,457
Shareholder reports		7,048
Independent trustees’ fees		3,486
Custodian fees		3,159
Other expenses	+	2,882

Total expenses		563,904
Expense reduction by CSIM and its affiliates	−	43,633

Net expenses	−	520,271

Net investment income		2,264,817

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		916,684
Net realized gains on sales of affiliated underlying funds		949,940
Net realized gains on unaffiliated investments	+	33

Net realized gains		1,866,657
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,453,969

Net realized and unrealized gains		4,320,626

Increase in net assets resulting from operations		$6,585,443

See financial notes 29

 Schwab MarketTrack Conservative Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/13-4/30/14			11/1/12-10/31/13
Net investment income		$2,264,817	$3,503,224
Net realized gains		1,866,657	5,583,546
Net change in unrealized appreciation (depreciation)	+	2,453,969	9,133,787

Increase in net assets from operations		6,585,443	18,220,557

Distributions to Shareholders

Distributions from net investment income		($2,406,860)	($3,392,046)

Transactions in Fund Shares

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,689,054	$26,087,630	2,448,680	$35,840,677
Shares reinvested		144,370	2,220,799	218,345	3,136,243
Shares redeemed	+	(984,736)	(15,207,400)	(2,716,814)	(39,911,545)

Net transactions in fund shares		848,688	$13,101,029	(49,789)	($934,625)

Shares Outstanding and Net Assets

		11/1/13-4/30/14		11/1/12-10/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,205,371	$202,575,419	13,255,160	$188,681,533
Total increase or decrease	+	848,688	17,279,612	(49,789)	13,893,886

End of period		14,054,059	$219,855,031	13,205,371	$202,575,419

Net investment income not yet distributed			$115,105		$257,148

30 See financial notes

 Schwab MarketTrack Portfolios

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab International Core Equity Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2010 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2015 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2020 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2025 Fund
Schwab S&P 500 Index Fund	Schwab Target 2030 Fund
Schwab Small-Cap Index Fund	Schwab Target 2035 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2040 Fund
Schwab International Index Fund	Schwab Target 2045 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2050 Fund
Laudus International MarketMasters Fund	Schwab Target 2055 Fund
Schwab Balanced Fund	Schwab Fundamental US Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental US Small Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental International Small Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout

The Schwab MarketTrack Portfolios are primarily “fund of funds”. Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed income securities and cash equivalents to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

 31

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2014 are disclosed in the Portfolio Holdings.

32

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

 33

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments - bonds or mid- or small- cap stocks, for instance - an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - bonds or large-cap stocks, for instance - an underlying fund’s performance also will lag those investments.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

34

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Exchange-Traded Funds Risk. When a fund invests in an exchange-traded fund, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. A fund may invest directly in individual securities as well as other mutual funds or ETFs, to maintain its allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.23% payable monthly based on a percentage of each fund’s average daily net assets.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with

 35

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab
MarketTrack	MarketTrack	MarketTrack	MarketTrack
All Equity	Growth	Balanced	Conservative
Portfolio	Portfolio	Portfolio	Portfolio

0.50%	0.50%	0.50%	0.50%

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2014, each Schwab MarketTrack Portfolio’s ownership percentages of other related funds’ shares are:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Underlying Funds	Portfolio	Portfolio	Portfolio	Portfolio

Schwab International Index Fund	7.3%	5.8%	3.2%	0.9%
Schwab S&P 500 Index Fund	1.5%	1.5%	0.8%	0.2%
Schwab Small-Cap Index Fund	6.1%	5.7%	3.1%	0.9%
Schwab Total Bond Market Fund	—%	10.9%	18.7%	12.3%
Schwab Value Advantage Money Fund	—%	0.1%	0.1%	0.0% *

*	Less than 0.1%

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2014.

Schwab MarketTrack All Equity Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab International Index Fund	8,802,979	566,634	(331,188)	9,038,425	$183,660,798	$328,974	$4,521,379
Schwab S&P 500 Index Fund	9,440,636	240,630	(360,971)	9,320,295	275,601,111	1,428,468	4,525,415
Schwab Small-Cap Index Fund	5,275,836	634,941	(159,591)	5,751,186	154,246,815	396,244	8,321,089

Total					$613,508,724	$2,153,686	$17,367,883

Schwab MarketTrack Growth Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab International Index Fund	6,921,005	434,702	(219,843)	7,135,864	$145,000,753	$314,685	$3,532,814
Schwab S&P 500 Index Fund	9,836,526	315,130	(364,614)	9,787,042	289,402,839	1,201,041	4,685,244
Schwab Small-Cap Index Fund	4,916,709	589,823	(177,184)	5,329,348	142,933,119	1,698,696	7,705,703
Schwab Total Bond Market Fund	10,568,831	857,443	(189,959)	11,236,315	105,958,449	(4,071)	1,199,260
Schwab Value Advantage Money Fund, Institutional Prime Shares	11,050,198	1,120	—	11,051,318	11,051,318	—	1,017

Total					$694,346,478	$3,210,351	$17,124,038

36

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Balanced Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab International Index Fund	3,683,193	435,411	(196,709)	3,921,895	$79,692,916	$184,829	$1,880,564
Schwab S&P 500 Index Fund	5,225,847	456,197	(307,453)	5,374,591	158,926,644	1,056,259	2,489,454
Schwab Small-Cap Index Fund	2,607,484	487,406	(186,343)	2,908,547	78,007,220	977,375	4,088,771
Schwab Total Bond Market Fund	17,782,598	2,231,713	(679,636)	19,334,675	182,325,988	17,354	2,035,409
Schwab Value Advantage Money Fund, Institutional Prime Shares	8,033,203	814	—	8,034,017	8,034,017	—	739

Total					$506,986,785	$2,235,817	$10,494,937

Schwab MarketTrack Conservative Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/13	11/01/13
Underlying Funds	10/31/13	Purchases	Sales	04/30/14	04/30/14	to 04/30/14	to 04/30/14

Schwab International Index Fund	1,040,719	115,619	(53,196)	1,103,142	$22,415,837	$46,127	$527,631
Schwab S&P 500 Index Fund	1,470,146	136,053	(100,957)	1,505,242	44,509,993	514,598	695,080
Schwab Small-Cap Index Fund	730,478	128,335	(54,899)	803,914	21,560,962	386,613	1,134,043
Schwab Total Bond Market Fund	11,804,305	1,133,396	(197,485)	12,740,216	120,140,241	2,602	1,343,657
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,487,298	354	—	3,487,652	3,487,652	—	321

Total					$212,114,685	$949,940	$3,700,732

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 37

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab MarketTrack All Equity Portfolio	$34,567,883	$21,590,000
Schwab MarketTrack Growth Portfolio	40,959,826	21,735,000
Schwab MarketTrack Balanced Portfolio	54,966,188	24,415,000
Schwab MarketTrack Conservative Portfolio	20,116,536	7,365,000

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/13-4/30/14)	(11/1/12-10/31/13)

Schwab MarketTrack All Equity Portfolio	$8,081	$15,578
Schwab MarketTrack Growth Portfolio	8,542	4,885
Schwab MarketTrack Balanced Portfolio	6,613	4,993
Schwab MarketTrack Conservative Portfolio	965	4,449

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Expiration Date	Portfolio	Portfolio	Portfolio	Portfolio

October 31, 2016	$5,940,496	$—	$—	$—
October 31, 2017	31,279,738	617,977	—	2,863,437
October 31, 2018	8,349,147	918,434	—	—

Total	$45,569,381	$1,536,411	$—	$2,863,437

Qualified late-year losses are certain capital and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31. A fund may elect to treat any portion of qualified late-year losses as arising during the first day of the next taxable year. For the year ended October 31, 2013, the funds had late-year ordinary losses deferred and capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Late-year ordinary losses deferred	$—	$610,915	$—	$—
Capital losses utilized	6,848,693	11,299,113	8,159,980	5,473,334

As of October 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the funds did not incur any interest or penalties.

38

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 39

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

40

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 41

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Capital Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

42

Glossary

All Equity Composite Index Effective March 1, 2014, the All Equity Composite Index is composed of 45% S&P 500 Index, 25% Russell 2000 Index, 30% MSCI EAFE Index (Net), and 0.5% Barclays U.S. Treasury Bills: 1 − 3 Months. Prior to March 1, 2014, the All Equity Composite Index was composed of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net).

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Balanced Composite Index Effective March 1, 2014, the Balanced Composite Index is composed of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months. Prior to March 1, 2014, the Balanced Composite Index was composed of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE (Net) Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Conservative Composite Index Effective March 1, 2014, the Conservative Composite Index is composed of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months. Prior to March 1, 2014, the Conservative Composite Index was composed of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE (Net) Index, 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

Growth Composite Index Effective March 1, 2014, the Growth Composite Index is composed of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months. Prior to March 1, 2014, the Growth Composite Index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

 43

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

44

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
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Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
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Schwab Target 2025 Fund
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

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Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Common Stock	10,549,726,052	18,226,492,414
2.7%	Short-Term Investments	501,698,441	501,698,441

99.8%	Total Investments	11,051,424,493	18,728,190,855
0.1%	Collateral Invested for Securities on Loan	14,846,312	14,846,312
0.1%	Other Assets and Liabilities, Net		29,598,683

100.0%	Net Assets		18,772,635,850

	Number	Value
Security	of Shares	($)

Common Stock 97.1% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	241,400	15,000,596
Delphi Automotive plc	313,200	20,934,288
Ford Motor Co.	4,277,397	69,079,962
General Motors Co.	1,395,000	48,099,600
Harley-Davidson, Inc.	231,470	17,114,892
Johnson Controls, Inc.	733,559	33,112,853
The Goodyear Tire & Rubber Co.	247,536	6,237,907

		209,580,098

Banks 5.9%
Bank of America Corp.	11,448,611	173,331,970
BB&T Corp.	763,726	28,509,892
Citigroup, Inc.	3,293,247	157,779,464
Comerica, Inc.	188,270	9,082,145
Fifth Third Bancorp	991,829	20,441,596
Hudson City Bancorp, Inc.	481,992	4,800,640
Huntington Bancshares, Inc.	989,593	9,064,672
JPMorgan Chase & Co.	4,107,131	229,917,193
KeyCorp	941,198	12,837,941
M&T Bank Corp.	138,598	16,910,342
People’s United Financial, Inc.	343,300	4,902,324
Regions Financial Corp.	1,567,445	15,893,892
SunTrust Banks, Inc.	602,116	23,036,958
The PNC Financial Services Group, Inc.	571,278	48,010,203
U.S. Bancorp	1,976,728	80,610,968
Wells Fargo & Co.	5,193,209	257,790,895
Zions Bancorp	178,698	5,167,946

		1,098,089,041

Capital Goods 7.9%
3M Co.	691,919	96,239,014
Allegion plc	96,933	4,783,644
AMETEK, Inc.	260,300	13,723,016
Caterpillar, Inc.	693,162	73,059,275
Cummins, Inc.	182,562	27,539,478
Danaher Corp.	651,474	47,805,162
Deere & Co.	411,386	38,398,769
Dover Corp.	182,470	15,765,408
Eaton Corp. plc	515,538	37,448,680
Emerson Electric Co.	755,015	51,476,923
Fastenal Co.	283,398	14,192,572
Flowserve Corp.	150,300	10,979,415
Fluor Corp.	191,882	14,525,467
General Dynamics Corp.	363,360	39,769,752
General Electric Co.	10,881,752	292,610,311
Honeywell International, Inc.	850,429	79,004,854
Illinois Tool Works, Inc.	436,936	37,240,055
Ingersoll-Rand plc	290,800	17,389,840
Jacobs Engineering Group, Inc. *	137,934	7,958,792
Joy Global, Inc.	113,200	6,835,016
L-3 Communications Holdings, Inc.	105,783	12,204,185
Lockheed Martin Corp.	289,391	47,500,639
Masco Corp.	382,388	7,682,175
Northrop Grumman Corp.	242,467	29,462,165
PACCAR, Inc.	379,550	24,283,609
Pall Corp.	126,730	10,664,329
Parker Hannifin Corp.	155,336	19,709,032
Pentair Ltd.	208,982	15,525,273
Precision Castparts Corp.	157,527	39,868,508
Quanta Services, Inc. *	231,900	8,181,432
Raytheon Co.	338,488	32,318,834
Rockwell Automation, Inc.	150,521	17,939,093
Rockwell Collins, Inc.	147,405	11,445,998
Roper Industries, Inc.	102,800	14,284,060
Snap-on, Inc.	58,282	6,760,712
Stanley Black & Decker, Inc.	166,181	14,273,286
Textron, Inc.	292,004	11,942,964
The Boeing Co.	739,654	95,430,159
United Technologies Corp.	913,235	108,063,097
W.W. Grainger, Inc.	65,927	16,771,829
Xylem, Inc.	197,600	7,427,784

		1,478,484,606

Commercial & Professional Supplies 0.6%
Cintas Corp.	111,376	6,563,388
Equifax, Inc.	136,561	9,669,884
Iron Mountain, Inc.	220,560	6,272,726
Nielsen Holdings N.V.	303,100	14,230,545
Pitney Bowes, Inc.	196,591	5,268,639
Republic Services, Inc.	289,334	10,152,730
Robert Half International, Inc.	139,442	6,247,002
Stericycle, Inc. *	89,400	10,409,736
The ADT Corp.	227,100	6,867,504

See financial notes 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Dun & Bradstreet Corp.	46,500	5,150,340
Tyco International Ltd.	480,900	19,668,810
Waste Management, Inc.	454,916	20,221,016

		120,722,320

Consumer Durables & Apparel 1.3%
Coach, Inc.	299,728	13,382,855
D.R. Horton, Inc.	285,216	6,354,612
Fossil Group, Inc. *	54,900	5,855,085
Garmin Ltd. (b)	131,100	7,485,810
Harman International Industries, Inc.	86,656	9,498,364
Hasbro, Inc.	121,717	6,726,081
Leggett & Platt, Inc.	157,894	5,188,397
Lennar Corp., Class A	193,818	7,479,437
Mattel, Inc.	357,094	14,003,441
Michael Kors Holdings Ltd. *	190,000	17,328,000
Mohawk Industries, Inc. *	65,300	8,646,373
Newell Rubbermaid, Inc.	327,150	9,850,487
NIKE, Inc., Class B	817,524	59,638,376
PulteGroup, Inc.	370,186	6,807,721
PVH Corp.	84,100	10,560,437
Ralph Lauren Corp.	62,826	9,509,972
Under Armour, Inc., Class A *	175,000	8,555,750
VF Corp.	377,164	23,040,949
Whirlpool Corp.	83,322	12,779,928

		242,692,075

Consumer Services 1.7%
Carnival Corp.	456,921	17,961,565
Chipotle Mexican Grill, Inc. *	33,959	16,928,562
Darden Restaurants, Inc.	128,248	6,375,208
Graham Holdings Co., Class B	5,369	3,603,834
H&R Block, Inc.	286,205	8,133,946
International Game Technology	280,660	3,522,283
Marriott International, Inc., Class A	254,872	14,764,735
McDonald’s Corp.	1,073,638	108,845,420
Starbucks Corp.	819,862	57,898,654
Starwood Hotels & Resorts Worldwide, Inc.	203,468	15,595,822
Wyndham Worldwide Corp.	148,464	10,591,422
Wynn Resorts Ltd.	87,800	17,901,542
Yum! Brands, Inc.	470,485	36,222,640

		318,345,633

Diversified Financials 4.8%
American Express Co.	983,641	85,999,733
Ameriprise Financial, Inc.	203,314	22,695,942
Berkshire Hathaway, Inc., Class B *	1,952,430	251,570,605
BlackRock, Inc.	134,200	40,394,200
Capital One Financial Corp.	623,774	46,096,899
CME Group, Inc.	337,685	23,769,647
Discover Financial Services	524,873	29,340,401
E*TRADE Financial Corp. *	307,619	6,906,047
Franklin Resources, Inc.	433,605	22,699,222
IntercontinentalExchange Group, Inc.	123,266	25,200,501
Invesco Ltd.	461,447	16,247,549
Legg Mason, Inc.	113,698	5,331,299
Leucadia National Corp.	333,951	8,522,429
McGraw Hill Financial, Inc.	297,567	21,999,128
Moody’s Corp.	211,829	16,628,576
Morgan Stanley	1,521,354	47,055,479
Navient Corp. *	465,000	7,695,750
Northern Trust Corp.	240,518	14,491,209
State Street Corp.	477,026	30,796,799
T. Rowe Price Group, Inc.	277,179	22,764,711
The Bank of New York Mellon Corp.	1,223,673	41,445,804
The Charles Schwab Corp. (a)	1,267,581	33,654,276
The Goldman Sachs Group, Inc.	456,669	72,984,840
The NASDAQ OMX Group, Inc.	119,900	4,424,310

		898,715,356

Energy 10.3%
Anadarko Petroleum Corp.	546,409	54,105,419
Apache Corp.	430,306	37,350,561
Baker Hughes, Inc.	470,563	32,892,354
Cabot Oil & Gas Corp.	434,200	17,055,376
Cameron International Corp. *	256,300	16,649,248
Chesapeake Energy Corp.	577,766	16,610,772
Chevron Corp.	2,070,634	259,905,980
ConocoPhillips	1,329,790	98,816,695
CONSOL Energy, Inc.	240,418	10,701,005
Denbury Resources, Inc.	377,200	6,344,504
Devon Energy Corp.	417,758	29,243,060
Diamond Offshore Drilling, Inc. (b)	65,300	3,566,033
Ensco plc, Class A	238,200	12,017,190
EOG Resources, Inc.	590,212	57,840,776
EQT Corp.	163,700	17,841,663
Exxon Mobil Corp.	4,687,841	480,081,797
FMC Technologies, Inc. *	246,300	13,965,210
Halliburton Co.	915,468	57,738,567
Helmerich & Payne, Inc.	118,300	12,853,295
Hess Corp.	314,040	27,999,806
Kinder Morgan, Inc.	702,744	22,951,619
Marathon Oil Corp.	741,452	26,803,490
Marathon Petroleum Corp.	335,326	31,168,552
Murphy Oil Corp.	184,892	11,727,699
Nabors Industries Ltd.	287,890	7,346,953
National Oilwell Varco, Inc.	464,724	36,494,776
Newfield Exploration Co. *	145,600	4,928,560
Noble Corp., plc	258,800	7,973,628
Noble Energy, Inc.	398,368	28,594,855
Occidental Petroleum Corp.	858,650	82,215,737
ONEOK, Inc.	231,100	14,610,142
Peabody Energy Corp.	261,564	4,972,331
Phillips 66	655,595	54,558,616
Pioneer Natural Resources Co.	152,800	29,531,656
QEP Resources, Inc.	186,091	5,711,133
Range Resources Corp.	178,200	16,118,190
Rowan Cos. plc, Class A *	126,263	3,904,052
Schlumberger Ltd.	1,420,015	144,202,523
Southwestern Energy Co. *	366,500	17,548,020
Spectra Energy Corp.	715,309	28,404,920
Tesoro Corp.	138,207	7,779,672
The Williams Cos., Inc.	751,198	31,678,020

2 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transocean Ltd.	360,000	15,505,200
Valero Energy Corp.	568,940	32,526,300

		1,930,835,955

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	476,892	55,166,867
CVS Caremark Corp.	1,274,951	92,714,437
Safeway, Inc.	266,496	9,076,854
Sysco Corp.	615,857	22,435,670
The Kroger Co.	576,447	26,539,620
Wal-Mart Stores, Inc.	1,754,702	139,867,296
Walgreen Co.	948,111	64,376,737
Whole Foods Market, Inc.	396,932	19,727,520

		429,905,001

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	2,186,791	87,712,187
Archer-Daniels-Midland Co.	704,799	30,820,860
Brown-Forman Corp., Class B	168,992	15,161,962
Campbell Soup Co.	188,711	8,584,463
Coca-Cola Enterprises, Inc.	258,662	11,753,601
ConAgra Foods, Inc.	476,949	14,551,714
Constellation Brands, Inc., Class A *	175,065	13,977,190
Dr Pepper Snapple Group, Inc.	203,200	11,261,344
General Mills, Inc.	674,280	35,750,326
Hormel Foods Corp.	144,300	6,881,667
Kellogg Co.	268,934	17,972,859
Keurig Green Mountain, Inc.	140,100	13,124,568
Kraft Foods Group, Inc.	634,718	36,090,066
Lorillard, Inc.	389,091	23,119,787
McCormick & Co., Inc. - Non Voting Shares	132,602	9,441,263
Mead Johnson Nutrition Co.	223,200	19,699,632
Molson Coors Brewing Co., Class B	164,430	9,860,867
Mondelez International, Inc., Class A	1,881,354	67,070,270
Monster Beverage Corp. *	148,900	9,970,344
PepsiCo, Inc.	1,643,463	141,157,037
Philip Morris International, Inc.	1,724,346	147,310,879
Reynolds American, Inc.	327,596	18,486,242
The Coca-Cola Co.	4,109,556	167,628,789
The Hershey Co.	170,528	16,411,615
The JM Smucker Co.	124,275	12,014,907
Tyson Foods, Inc., Class A	304,290	12,771,051

		958,585,490

Health Care Equipment & Services 4.0%
Abbott Laboratories	1,669,286	64,668,140
Aetna, Inc.	401,775	28,706,824
AmerisourceBergen Corp.	247,246	16,115,494
Baxter International, Inc.	589,089	42,879,788
Becton, Dickinson & Co.	202,390	22,876,142
Boston Scientific Corp. *	1,434,274	18,086,195
C.R. Bard, Inc.	84,373	11,586,944
Cardinal Health, Inc.	365,733	25,422,101
CareFusion Corp. *	231,766	9,052,780
Cerner Corp. *	312,600	16,036,380
Cigna Corp.	293,308	23,476,372
Covidien plc	497,200	35,425,500
DaVita HealthCare Partners, Inc. *	203,500	14,102,550
DENTSPLY International, Inc.	149,900	6,690,037
Edwards Lifesciences Corp. *	115,800	9,434,226
Express Scripts Holding Co. *	860,695	57,305,073
Humana, Inc.	175,903	19,305,354
Intuitive Surgical, Inc. *	41,131	14,877,083
Laboratory Corp. of America Holdings *	97,291	9,602,622
McKesson Corp.	249,575	42,225,594
Medtronic, Inc.	1,085,439	63,845,522
Patterson Cos., Inc.	83,947	3,416,643
Quest Diagnostics, Inc.	156,880	8,774,298
St. Jude Medical, Inc.	301,387	19,129,033
Stryker Corp.	314,340	24,439,935
Tenet Healthcare Corp. *	112,904	5,089,712
UnitedHealth Group, Inc.	1,086,310	81,516,703
Varian Medical Systems, Inc. *	110,706	8,806,662
WellPoint, Inc.	313,629	31,576,168
Zimmer Holdings, Inc.	177,223	17,155,186

		751,625,061

Household & Personal Products 2.1%
Avon Products, Inc.	481,920	7,363,738
Colgate-Palmolive Co.	939,194	63,207,756
Kimberly-Clark Corp.	408,795	45,887,239
The Clorox Co.	140,857	12,775,730
The Estee Lauder Cos., Inc., Class A	272,452	19,771,842
The Procter & Gamble Co.	2,940,690	242,753,959

		391,760,264

Insurance 2.8%
ACE Ltd.	362,500	37,091,000
Aflac, Inc.	491,573	30,831,459
American International Group, Inc.	1,587,854	84,362,683
Aon plc	323,350	27,445,948
Assurant, Inc.	89,346	6,022,814
Cincinnati Financial Corp.	155,203	7,564,594
Genworth Financial, Inc., Class A *	496,064	8,854,742
Hartford Financial Services Group, Inc.	473,095	16,969,918
Lincoln National Corp.	294,671	14,294,490
Loews Corp.	324,016	14,246,984
Marsh & McLennan Cos., Inc.	579,479	28,574,109
MetLife, Inc.	1,218,577	63,792,506
Principal Financial Group, Inc.	288,467	13,511,794
Prudential Financial, Inc.	504,531	40,705,561
The Allstate Corp.	501,310	28,549,605
The Chubb Corp.	267,893	24,667,587
The Progressive Corp.	600,020	14,550,485
The Travelers Cos., Inc.	396,860	35,947,578
Torchmark Corp.	95,511	7,612,227
Unum Group	276,440	9,183,337
XL Group plc	312,199	9,787,439

		524,566,860

See financial notes 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 3.4%
Air Products & Chemicals, Inc.	223,401	26,254,086
Airgas, Inc.	75,000	7,969,500
Alcoa, Inc.	1,245,564	16,777,747
Allegheny Technologies, Inc.	101,170	4,168,204
Avery Dennison Corp.	103,076	5,015,678
Ball Corp.	152,738	8,582,348
Bemis Co., Inc.	116,535	4,689,368
CF Industries Holdings, Inc.	66,225	16,236,383
E.I. du Pont de Nemours & Co.	1,005,404	67,683,797
Eastman Chemical Co.	172,716	15,055,654
Ecolab, Inc.	286,628	29,992,754
FMC Corp.	136,000	10,472,000
Freeport-McMoRan Copper & Gold, Inc.	1,126,240	38,708,869
International Flavors & Fragrances, Inc.	80,543	7,935,096
International Paper Co.	493,989	23,044,587
LyondellBasell Industries N.V., Class A	477,500	44,168,750
MeadWestvaco Corp.	181,650	7,097,066
Monsanto Co.	562,800	62,301,960
Newmont Mining Corp.	512,646	12,729,000
Nucor Corp.	331,100	17,134,425
Owens-Illinois, Inc. *	157,500	5,005,350
PPG Industries, Inc.	152,248	29,478,258
Praxair, Inc.	313,679	40,950,794
Sealed Air Corp.	236,068	8,099,493
Sigma-Aldrich Corp.	127,254	12,243,107
The Dow Chemical Co.	1,318,635	65,799,887
The Mosaic Co.	363,000	18,164,520
The Sherwin-Williams Co.	97,636	19,511,578
United States Steel Corp. (b)	134,613	3,502,630
Vulcan Materials Co.	151,071	9,748,612

		638,521,501

Media 3.4%
Cablevision Systems Corp., Class A	220,000	3,674,000
CBS Corp., Class B - Non Voting Shares	597,836	34,531,007
Comcast Corp., Class A	2,826,964	146,323,657
DIRECTV *	523,302	40,608,235
Discovery Communications, Inc., Class A *	234,100	17,768,190
Gannett Co., Inc.	237,514	6,453,255
News Corp., Class A *	516,400	8,789,128
Omnicom Group, Inc.	280,047	18,953,581
Scripps Networks Interactive, Inc., Class A	116,593	8,752,637
The Interpublic Group of Cos., Inc.	454,565	7,918,522
The Walt Disney Co.	1,767,183	140,208,299
Time Warner Cable, Inc.	306,801	43,400,070
Time Warner, Inc.	972,574	64,637,268
Twenty-First Century Fox, Inc., Class A	2,122,901	67,975,290
Viacom, Inc., Class B	431,253	36,647,880

		646,641,019

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
AbbVie, Inc.	1,722,886	89,727,903
Actavis plc *	188,946	38,607,336
Agilent Technologies, Inc.	376,466	20,344,223
Alexion Pharmaceuticals, Inc. *	210,000	33,222,000
Allergan, Inc.	323,758	53,692,027
Amgen, Inc.	818,859	91,507,493
Biogen Idec, Inc. *	256,891	73,758,544
Bristol-Myers Squibb Co.	1,783,064	89,313,676
Celgene Corp. *	441,413	64,892,125
Eli Lilly & Co.	1,056,523	62,440,509
Forest Laboratories, Inc. *	270,564	24,867,537
Gilead Sciences, Inc. *	1,668,350	130,948,792
Hospira, Inc. *	178,482	8,174,476
Johnson & Johnson	3,068,125	310,770,381
Merck & Co., Inc.	3,189,314	186,766,228
Mylan, Inc. *	404,751	20,553,256
PerkinElmer, Inc.	141,360	5,932,879
Perrigo Co., plc	141,800	20,541,148
Pfizer, Inc.	6,942,233	217,153,048
Regeneron Pharmaceuticals, Inc. *	83,100	24,671,559
Thermo Fisher Scientific, Inc.	424,337	48,374,418
Vertex Pharmaceuticals, Inc. *	248,100	16,796,370
Waters Corp. *	92,152	9,080,658
Zoetis, Inc.	518,900	15,701,914

		1,657,838,500

Real Estate 2.2%
American Tower Corp.	419,700	35,053,344
Apartment Investment & Management Co., Class A	149,714	4,615,683
AvalonBay Communities, Inc.	138,599	18,925,693
Boston Properties, Inc.	165,976	19,442,429
CBRE Group, Inc., Class A *	307,440	8,190,202
Crown Castle International Corp.	362,300	26,350,079
Equity Residential	373,922	22,225,924
Essex Property Trust, Inc.	67,000	11,608,420
General Growth Properties, Inc.	590,000	13,552,300
HCP, Inc.	476,200	19,933,732
Health Care REIT, Inc.	307,900	19,425,411
Host Hotels & Resorts, Inc.	810,111	17,376,881
Kimco Realty Corp.	421,159	9,652,964
Plum Creek Timber Co., Inc.	203,177	8,858,517
Prologis, Inc.	536,789	21,809,737
Public Storage	158,978	27,902,229
Simon Property Group, Inc.	340,853	59,035,739
The Macerich Co.	166,700	10,820,497
Ventas, Inc.	311,500	20,583,920
Vornado Realty Trust REIT	186,356	19,120,125
Weyerhaeuser Co.	634,040	18,926,094

		413,409,920

Retailing 4.0%
Amazon.com, Inc. *	403,480	122,710,372
AutoNation, Inc. *	68,533	3,631,564
AutoZone, Inc. *	36,498	19,485,917
Bed Bath & Beyond, Inc. *	226,869	14,095,371

4 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Best Buy Co., Inc.	296,557	7,689,723
CarMax, Inc. *	239,200	10,472,176
Dollar General Corp. *	310,400	17,518,976
Dollar Tree, Inc. *	230,600	12,007,342
Expedia, Inc.	114,513	8,129,278
Family Dollar Stores, Inc.	98,830	5,806,262
GameStop Corp., Class A	119,100	4,725,888
Genuine Parts Co.	177,738	15,484,535
Kohl’s Corp.	213,210	11,681,776
L Brands, Inc.	261,235	14,158,937
Lowe’s Cos., Inc.	1,129,788	51,868,567
Macy’s, Inc.	399,926	22,967,750
Netflix, Inc. *	64,900	20,900,396
Nordstrom, Inc.	151,296	9,271,419
O’Reilly Automotive, Inc. *	116,800	17,378,672
PetSmart, Inc.	106,900	7,234,992
Ross Stores, Inc.	227,200	15,467,776
Staples, Inc.	715,869	8,948,362
Target Corp.	682,208	42,126,344
The Gap, Inc.	294,662	11,580,217
The Home Depot, Inc.	1,527,350	121,439,598
The Priceline Group, Inc. *	56,552	65,473,078
The TJX Cos., Inc.	765,406	44,531,321
Tiffany & Co.	125,428	10,973,696
Tractor Supply Co.	150,000	10,086,000
TripAdvisor, Inc. *	129,813	10,481,102
Urban Outfitters, Inc. *	111,100	3,961,271

		742,288,678

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	329,046	10,700,576
Analog Devices, Inc.	348,154	17,856,819
Applied Materials, Inc.	1,313,472	25,034,776
Broadcom Corp., Class A	586,218	18,061,377
First Solar, Inc. *	77,300	5,216,977
Intel Corp.	5,392,505	143,925,958
KLA-Tencor Corp.	185,081	11,843,333
Lam Research Corp. *	181,374	10,448,956
Linear Technology Corp.	255,168	11,354,976
LSI Corp.	573,376	6,387,409
Microchip Technology, Inc.	208,823	9,927,445
Micron Technology, Inc. *	1,155,675	30,186,231
NVIDIA Corp.	601,582	11,111,220
Texas Instruments, Inc.	1,171,354	53,238,039
Xilinx, Inc.	287,363	13,560,660

		378,854,752

Software & Services 9.8%
Accenture plc, Class A	685,400	54,982,788
Adobe Systems, Inc. *	497,776	30,707,801
Akamai Technologies, Inc. *	185,841	9,862,582
Alliance Data Systems Corp. *	57,700	13,957,630
Autodesk, Inc. *	251,781	12,090,524
Automatic Data Processing, Inc.	511,573	39,882,231
CA, Inc.	370,925	11,179,680
Citrix Systems, Inc. *	195,708	11,607,441
Cognizant Technology Solutions Corp., Class A *	648,096	31,047,039
Computer Sciences Corp.	162,140	9,595,445
eBay, Inc. *	1,263,769	65,501,147
Electronic Arts, Inc. *	335,792	9,502,914
Facebook, Inc., Class A *	1,852,800	110,760,384
Fidelity National Information Services, Inc.	299,034	15,977,387
Fiserv, Inc. *	280,704	17,061,189
Google, Inc., Class A *	306,158	163,757,791
Google, Inc., Class C *	306,158	161,241,172
International Business Machines Corp.	1,069,690	210,161,994
Intuit, Inc.	316,409	23,967,982
MasterCard, Inc., Class A	1,105,490	81,308,789
Microsoft Corp.	8,192,531	330,978,252
Oracle Corp.	3,758,986	153,667,348
Paychex, Inc.	348,165	14,556,779
Red Hat, Inc. *	194,100	9,442,965
Salesforce.com, Inc. *	608,765	31,442,712
Symantec Corp.	753,650	15,284,022
Teradata Corp. *	161,371	7,335,926
The Western Union Co.	630,625	10,008,019
Total System Services, Inc.	177,100	5,626,467
VeriSign, Inc. *	149,825	7,068,744
Visa, Inc., Class A	549,800	111,394,978
Xerox Corp.	1,284,866	15,534,030
Yahoo! Inc. *	1,030,255	37,037,667

		1,833,531,819

Technology Hardware & Equipment 6.2%
Amphenol Corp., Class A	171,600	16,362,060
Apple, Inc.	967,431	570,871,359
Cisco Systems, Inc.	5,646,928	130,500,506
Corning, Inc.	1,555,187	32,518,960
EMC Corp.	2,214,945	57,145,581
F5 Networks, Inc. *	82,400	8,666,008
FLIR Systems, Inc.	149,700	5,095,788
Harris Corp.	108,800	7,998,976
Hewlett-Packard Co.	2,069,108	68,404,711
Jabil Circuit, Inc.	170,686	2,946,040
Juniper Networks, Inc. *	520,465	12,850,281
Motorola Solutions, Inc.	252,122	16,029,917
NetApp, Inc.	369,974	13,174,774
QUALCOMM, Inc.	1,834,065	144,359,256
SanDisk Corp.	247,324	21,015,120
Seagate Technology plc	349,400	18,371,452
TE Connectivity Ltd.	449,600	26,517,408
Western Digital Corp.	223,300	19,679,429

		1,172,507,626

Telecommunication Services 2.4%
AT&T, Inc.	5,672,236	202,498,825
CenturyLink, Inc.	645,643	22,539,397
Frontier Communications Corp.	1,102,945	6,562,523
Verizon Communications, Inc.	4,491,378	209,882,094
Windstream Holdings, Inc. (b)	594,274	5,390,065

		446,872,904

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	154,095	9,076,196
CSX Corp.	1,087,991	30,703,106
Delta Air Lines, Inc.	916,400	33,751,012

See financial notes 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Expeditors International of Washington, Inc.	239,100	9,860,484
FedEx Corp.	311,668	42,464,765
Kansas City Southern	129,400	13,053,872
Norfolk Southern Corp.	335,892	31,751,871
Ryder System, Inc.	60,702	4,988,490
Southwest Airlines Co.	753,336	18,208,131
Union Pacific Corp.	492,175	93,724,885
United Parcel Service, Inc., Class B	769,918	75,836,923

		363,419,735

Utilities 3.1%
AES Corp.	703,349	10,163,393
AGL Resources, Inc.	129,640	7,000,560
Ameren Corp.	257,420	10,634,020
American Electric Power Co., Inc.	522,002	28,088,928
CenterPoint Energy, Inc.	448,566	11,106,494
CMS Energy Corp.	317,784	9,632,033
Consolidated Edison, Inc.	330,165	19,159,475
Dominion Resources, Inc.	621,764	45,102,761
DTE Energy Co.	189,412	14,800,654
Duke Energy Corp.	778,999	58,027,636
Edison International	369,493	20,898,524
Entergy Corp.	186,753	13,539,592
Exelon Corp.	914,293	32,027,684
FirstEnergy Corp.	433,794	14,640,547
Integrys Energy Group, Inc.	86,594	5,306,480
NextEra Energy, Inc.	472,238	47,152,964
NiSource, Inc.	349,362	12,688,828
Northeast Utilities	337,500	15,950,250
NRG Energy, Inc.	378,600	12,387,792
Pepco Holdings, Inc.	250,100	6,692,676
PG&E Corp.	496,406	22,626,185
Pinnacle West Capital Corp.	125,361	7,013,948
PPL Corp.	684,070	22,806,894
Public Service Enterprise Group, Inc.	532,270	21,807,102
SCANA Corp.	157,500	8,454,600
Sempra Energy	251,269	24,777,636
TECO Energy, Inc.	194,819	3,498,949
The Southern Co.	963,025	44,135,436
Wisconsin Energy Corp.	231,900	11,242,512
Xcel Energy, Inc.	543,886	17,333,647

		578,698,200

Total Common Stock
(Cost $10,549,726,052)		18,226,492,414

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.7% of net assets

Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/14	15,112,498	15,112,498
Citibank
0.03%, 05/01/14	57,895,135	57,895,135
Wells Fargo
0.03%, 05/01/14	398,692,850	398,692,850

		471,700,483

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.05%, 06/19/14 (c)(d)	30,000,000	29,997,958

Total Short-Term Investments
(Cost $501,698,441)		501,698,441

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	14,846,312	14,846,312

Total Collateral Invested for Securities on Loan
(Cost $14,846,312)		14,846,312

End of Collateral Invested for Securities on Loan.

At 04/30/14, tax basis cost of the fund’s investments was $11,093,131,863 and the unrealized appreciation and depreciation were $8,118,138,549 and ($483,079,557), respectively, with a net unrealized appreciation of $7,635,058,992.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $14,879,804.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	5,500	516,422,500	9,564,070

6 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Common Stock	1,658,448,442	2,422,381,678
0.0%	Rights	213,444	213,444
0.0%	Warrants	—	—
3.3%	Short-Term Investments	81,905,229	81,905,229

99.5%	Total Investments	1,740,567,115	2,504,500,351
4.9%	Collateral Invested for Securities on Loan	122,988,021	122,988,021
(4.4%)	Other Assets and Liabilities, Net		(109,646,051)

100.0%	Net Assets		2,517,842,321

	Number	Value
Security	of Shares	($)

Common Stock 96.2% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	101,100	1,784,415
Cooper Tire & Rubber Co.	95,423	2,399,889
Dana Holding Corp.	236,000	4,996,120
Dorman Products, Inc. *	38,000	2,186,900
Drew Industries, Inc.	34,800	1,751,136
Federal-Mogul Holdings Corp. *	28,400	489,048
Fox Factory Holding Corp. *	14,100	239,559
Fuel Systems Solutions, Inc. *	22,300	233,704
Gentherm, Inc. *	52,600	1,912,010
Modine Manufacturing Co. *	73,100	1,204,688
Remy International, Inc.	20,000	530,400
Shiloh Industries, Inc. *	7,200	142,128
Spartan Motors, Inc.	44,700	237,357
Standard Motor Products, Inc.	28,800	1,094,112
Stoneridge, Inc. *	42,600	455,394
Superior Industries International, Inc.	37,500	792,750
Tenneco, Inc. *	92,000	5,508,040
Tower International, Inc. *	8,800	244,728
Winnebago Industries, Inc. *	44,000	1,051,600

		27,253,978

Banks 8.5%
1st Source Corp.	23,821	702,481
1st United Bancorp, Inc.	43,000	314,760
Access National Corp.	10,100	148,975
American National Bankshares, Inc.	10,700	228,017
Ameris Bancorp *	38,000	808,260
Ames National Corp.	15,500	338,365
Arrow Financial Corp.	14,148	354,125
Astoria Financial Corp.	130,200	1,726,452
Banc of California, Inc.	23,300	292,881
BancFirst Corp.	10,116	588,852
Banco Latinoamericano de Comercio Exterior, S.A., Class E	46,400	1,193,408
BancorpSouth, Inc.	143,100	3,342,816
Bank Mutual Corp.	78,600	473,172
Bank of Marin Bancorp	9,100	413,231
Bank of the Ozarks, Inc.	46,300	2,773,370
BankFinancial Corp.	28,200	277,488
Banner Corp.	29,700	1,174,338
Bar Harbor Bankshares	5,300	199,174
BBCN Bancorp, Inc.	122,300	1,884,643
BBX Capital Corp., Class A *	10,300	192,919
Beneficial Mutual Bancorp, Inc. *	44,503	580,319
Berkshire Hills Bancorp, Inc.	38,700	906,741
BNC Bancorp	26,100	425,430
BofI Holding, Inc. *	17,500	1,410,675
Boston Private Financial Holdings, Inc.	116,000	1,451,160
Bridge Bancorp, Inc.	16,100	391,552
Bridge Capital Holdings *	12,200	273,280
Brookline Bancorp, Inc.	105,522	958,140
Bryn Mawr Bank Corp.	19,300	526,504
C&F Financial Corp.	4,400	137,500
Camden National Corp.	10,300	393,151
Capital Bank Financial Corp., Class A *	35,300	841,905
Capital City Bank Group, Inc.	15,300	212,670
Capitol Federal Financial, Inc.	220,600	2,656,024
Cardinal Financial Corp.	48,200	809,760
Cascade Bancorp *(c)	17,770	84,052
Cathay General Bancorp	121,122	2,858,479
Center Bancorp, Inc.	16,200	299,862
Centerstate Banks, Inc.	40,200	440,994
Central Pacific Financial Corp.	35,300	662,581
Century Bancorp, Inc., Class A	4,700	157,450
Charter Financial Corp.	32,459	357,049
Chemical Financial Corp.	46,303	1,299,725
Chemung Financial Corp. (c)	5,100	145,809
Citizens & Northern Corp.	16,300	305,462
City Holding Co.	24,900	1,070,451
Clifton Bancorp, Inc.	11,161	129,356
CNB Financial Corp.	20,700	341,964
CoBiz Financial, Inc.	49,300	494,972
Columbia Banking System, Inc.	77,500	1,923,550
Community Bank System, Inc.	61,200	2,276,028
Community Trust Bancorp, Inc.	19,800	730,026
CommunityOne Bancorp *	13,700	133,575
ConnectOne Bancorp, Inc. *	2,500	120,000
CU Bancorp *	13,400	243,210
Customers Bancorp, Inc. *	28,500	627,855
CVB Financial Corp.	140,119	2,026,121
Dime Community Bancshares, Inc.	50,600	824,780
Doral Financial Corp. *	8,550	81,738

18 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eagle Bancorp, Inc. *	34,480	1,151,287
Enterprise Bancorp, Inc.	8,190	149,549
Enterprise Financial Services Corp.	28,000	500,360
ESB Financial Corp.	20,040	252,905
ESSA Bancorp, Inc.	15,200	157,928
Essent Group Ltd. *	32,900	620,165
EverBank Financial Corp.	121,300	2,270,736
F.N.B. Corp.	233,237	2,901,468
Farmers Capital Bank Corp. *	10,700	223,523
Federal Agricultural Mortgage Corp., Class C	15,800	562,164
Fidelity Southern Corp.	20,948	276,723
Financial Institutions, Inc.	18,500	428,275
First BanCorp *	120,200	617,828
First Bancorp	31,600	543,836
First Bancorp, Inc.	12,096	192,689
First Busey Corp.	103,200	567,600
First Commonwealth Financial Corp.	146,256	1,256,339
First Community Bancshares, Inc.	24,600	364,326
First Connecticut Bancorp, Inc.	23,900	378,815
First Defiance Financial Corp.	13,000	351,260
First Federal Bancshares of Arkansas, Inc. *	14,100	125,067
First Financial Bancorp	88,789	1,437,494
First Financial Bankshares, Inc. (c)	48,231	2,848,041
First Financial Corp.	17,700	566,577
First Financial Holdings, Inc.	35,763	2,055,300
First Financial Northwest, Inc.	22,000	224,400
First Interstate Bancsystem, Inc.	24,600	612,294
First Merchants Corp.	50,700	1,075,854
First Midwest Bancorp, Inc.	112,863	1,847,567
First NBC Bank Holding Co. *	5,900	183,490
First Security Group, Inc. *	89,000	169,100
FirstMerit Corp.	246,215	4,774,109
Flagstar Bancorp, Inc. *	28,300	498,080
Flushing Financial Corp.	47,500	912,950
Fox Chase Bancorp, Inc.	19,500	325,260
Franklin Financial Corp. *	15,300	305,388
German American Bancorp, Inc.	16,900	440,076
Glacier Bancorp, Inc.	106,011	2,720,242
Great Southern Bancorp, Inc.	13,600	389,912
Guaranty Bancorp	20,920	263,383
Hampton Roads Bankshares, Inc. *	74,100	123,006
Hancock Holding Co.	126,149	4,255,006
Hanmi Financial Corp.	45,900	976,293
Heartland Financial USA, Inc.	24,500	595,350
Heritage Commerce Corp.	27,900	226,548
Heritage Financial Corp.	21,000	339,360
Heritage Oaks Bancorp *	27,600	204,516
Hingham Institution for Savings	1,800	125,118
Home Bancorp, Inc. *	9,400	190,350
Home BancShares, Inc.	69,080	2,190,527
Home Federal Bancorp, Inc.	22,200	334,110
Home Loan Servicing Solutions Ltd.	106,900	2,367,835
HomeStreet, Inc.	18,500	335,960
HomeTrust Bancshares, Inc. *	29,400	448,938
Horizon Bancorp	12,400	247,876
Hudson Valley Holding Corp.	27,100	497,556
Iberiabank Corp.	44,900	2,824,210
Independent Bank Corp.	36,100	1,340,032
Independent Bank Group, Inc.	5,400	265,734
International Bancshares Corp.	82,800	1,901,088
Intervest Bancshares Corp. *	25,500	193,035
Investors Bancorp, Inc.	75,139	2,008,466
Kearny Financial Corp. *	22,000	320,760
Ladder Capital Corp., Class A *	22,800	407,892
Lakeland Bancorp, Inc.	50,950	531,918
Lakeland Financial Corp.	23,200	849,120
LCNB Corp. (c)	8,600	137,600
Macatawa Bank Corp.	33,800	164,606
MainSource Financial Group, Inc.	27,000	446,310
MB Financial, Inc.	81,224	2,180,052
Mercantile Bank Corp.	11,800	230,218
Merchants Bancshares, Inc.	9,946	289,130
Meridian Interstate Bancorp, Inc. *	11,800	298,186
Meta Financial Group, Inc.	7,800	326,898
Metro Bancorp, Inc. *	18,600	379,812
MGIC Investment Corp. *	482,200	4,146,920
Middleburg Financial Corp.	7,400	128,242
MidSouth Bancorp, Inc.	10,200	170,544
MidWestOne Financial Group, Inc.	9,300	229,059
NASB Financial, Inc. (c)	5,800	138,388
National Bank Holdings Corp., Class A	65,900	1,262,644
National Bankshares, Inc.	9,300	302,994
National Penn Bancshares, Inc.	177,978	1,738,845
NBT Bancorp, Inc.	67,723	1,533,926
NewBridge Bancorp *	36,000	276,840
Northfield Bancorp, Inc.	94,386	1,224,186
Northrim BanCorp, Inc.	8,900	213,511
Northwest Bancshares, Inc.	140,909	1,872,681
OceanFirst Financial Corp.	19,600	317,912
OFG Bancorp	71,400	1,218,084
Old National Bancorp	157,883	2,229,308
OmniAmerican Bancorp, Inc.	15,900	395,274
Oritani Financial Corp.	67,950	1,007,699
Pacific Continental Corp.	24,700	325,546
Pacific Premier Bancorp, Inc. *	22,000	300,300
PacWest Bancorp	139,751	5,501,997
Palmetto Bancshares, Inc. *	7,300	98,623
Park National Corp.	16,853	1,222,180
Park Sterling Corp.	62,100	405,513
Peapack-Gladstone Financial Corp.	12,200	231,922
Penns Woods Bancorp, Inc.	7,100	312,400
PennyMac Financial Services, Inc., Class A *	18,200	288,834
Peoples Bancorp, Inc.	14,100	367,587
Pinnacle Financial Partners, Inc.	51,932	1,795,289
Preferred Bank *	16,100	345,345
PrivateBancorp, Inc.	97,576	2,690,170
Prosperity Bancshares, Inc.	97,100	5,728,900
Provident Financial Holdings, Inc.	13,400	188,538
Provident Financial Services, Inc.	89,751	1,559,872
Radian Group, Inc.	255,500	3,571,890
Renasant Corp.	48,181	1,311,487
Republic Bancorp, Inc., Class A	13,300	319,333

See financial notes 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
S&T Bancorp, Inc.	41,981	976,478
Sandy Spring Bancorp, Inc.	39,900	959,595
Seacoast Banking Corp of Florida *	26,520	281,112
Sierra Bancorp	15,900	248,199
Simmons First National Corp., Class A	23,200	838,912
Southside Bancshares, Inc.	27,893	769,296
Southwest Bancorp, Inc.	32,600	544,420
State Bank Financial Corp.	50,800	842,264
Sterling Bancorp	121,067	1,447,961
Stock Yards Bancorp, Inc.	19,900	586,652
Stonegate Mortgage Corp. *(c)	11,800	149,270
Suffolk Bancorp *	16,500	361,845
Sun Bancorp, Inc. *	50,400	191,520
Susquehanna Bancshares, Inc.	285,008	2,952,683
Talmer Bancorp, Inc., Class A *	26,700	358,047
Taylor Capital Group, Inc. *	24,600	523,734
Territorial Bancorp, Inc.	16,000	327,360
Texas Capital Bancshares, Inc. *	66,500	3,736,635
The Bancorp, Inc. *	52,100	824,222
The Bank of Kentucky Financial Corp.	11,000	379,610
The First of Long Island Corp.	13,000	471,510
Tompkins Financial Corp.	20,600	971,084
TowneBank	35,879	553,613
Tree.com, Inc. *	8,300	241,364
Trico Bancshares	26,900	652,325
Tristate Capital Holdings, Inc. *	9,300	121,644
TrustCo Bank Corp.	150,402	994,157
Trustmark Corp.	99,977	2,286,474
UMB Financial Corp.	52,900	3,105,759
Umpqua Holdings Corp.	252,121	4,192,772
Union Bankshares Corp.	65,368	1,672,767
United Bankshares, Inc.	96,248	2,815,254
United Community Banks, Inc. *	64,700	1,044,905
United Community Financial Corp. *	71,100	236,763
United Financial Bancorp, Inc.	39,500	519,820
United Financial Bancorp, Inc.	29,400	518,616
Univest Corp. of Pennsylvania	22,500	443,475
VantageSouth Bancshares, Inc. *(c)	38,600	237,004
ViewPoint Financial Group, Inc.	61,800	1,611,126
Walker & Dunlop, Inc. *	23,500	368,480
Washington Banking Co.	20,500	352,600
Washington Trust Bancorp, Inc.	21,000	718,200
Waterstone Financial, Inc.	22,604	235,308
Webster Financial Corp.	134,400	4,050,816
WesBanco, Inc.	39,298	1,188,372
West Bancorp, Inc.	20,800	301,808
Westamerica Bancorp	41,200	2,093,784
Western Alliance Bancorp *	114,500	2,641,515
Westfield Financial, Inc.	37,600	257,560
Wilshire Bancorp, Inc.	98,300	983,000
Wintrust Financial Corp.	64,255	2,879,909
WSFS Financial Corp.	12,500	845,250
Yadkin Financial Corp. *	20,500	392,575

		213,405,610

Capital Goods 9.0%
AAON, Inc.	40,725	1,154,554
AAR Corp.	60,497	1,566,872
Accuride Corp. *	65,000	366,600
Aceto Corp.	39,400	862,072
Actuant Corp., Class A	109,148	3,695,751
Acuity Brands, Inc.	64,400	8,022,308
Aegion Corp. *	59,900	1,526,851
Aerovironment, Inc. *	26,700	901,659
Aircastle Ltd.	103,000	1,809,710
Alamo Group, Inc.	10,500	557,760
Albany International Corp., Class A	42,100	1,514,758
Altra Industrial Motion Corp.	41,800	1,427,888
Ameresco, Inc., Class A *	27,700	177,557
American Railcar Industries, Inc.	15,000	1,041,600
American Science & Engineering, Inc.	12,200	819,840
American Superconductor Corp. *(c)	59,800	76,544
American Woodmark Corp. *	15,700	471,157
API Technologies Corp. *	44,400	101,232
Apogee Enterprises, Inc.	43,400	1,378,818
Applied Industrial Technologies, Inc.	62,466	2,993,371
Argan, Inc.	19,900	532,723
Astec Industries, Inc.	31,295	1,250,235
Astronics Corp. *	23,160	1,322,899
AZZ, Inc.	38,800	1,684,696
Barnes Group, Inc.	80,440	3,098,549
Beacon Roofing Supply, Inc. *	72,382	2,575,352
Blount International, Inc. *	77,662	867,485
BlueLinx Holdings, Inc. *	138,964	182,043
Briggs & Stratton Corp.	69,593	1,487,202
Builders FirstSource, Inc. *	60,900	478,065
CAI International, Inc. *	24,500	532,875
Capstone Turbine Corp. *(c)	483,600	996,216
Chart Industries, Inc. *	45,700	3,117,654
CIRCOR International, Inc.	26,300	2,135,823
CLARCOR, Inc.	74,600	4,308,896
Columbus McKinnon Corp. *	30,600	810,594
Comfort Systems USA, Inc.	57,000	855,000
Commercial Vehicle Group, Inc. *	33,500	325,285
Continental Building Products, Inc. *	20,200	343,400
Cubic Corp.	30,215	1,433,098
Curtiss-Wright Corp.	70,200	4,488,588
DigitalGlobe, Inc. *	110,735	3,297,688
Douglas Dynamics, Inc.	30,400	512,848
Ducommun, Inc. *	15,100	366,477
DXP Enterprises, Inc. *	14,600	1,652,866
Dycom Industries, Inc. *	50,500	1,585,700
Dynamic Materials Corp.	17,900	361,580
EMCOR Group, Inc.	99,500	4,576,005
Encore Wire Corp.	31,441	1,532,120
Energy Recovery, Inc. *(c)	61,300	313,243
EnerSys, Inc.	71,178	4,810,209
Engility Holdings, Inc. *	24,500	1,069,180
Enphase Energy, Inc. *(c)	32,800	247,640
EnPro Industries, Inc. *	30,800	2,193,268
Erickson, Inc. *(c)	5,400	85,374

20 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ESCO Technologies, Inc.	41,369	1,382,552
Esterline Technologies Corp. *	47,000	5,123,940
Federal Signal Corp. *	94,400	1,432,992
Franklin Electric Co., Inc.	70,936	2,743,095
FreightCar America, Inc.	16,000	420,160
FuelCell Energy, Inc. *(c)	287,000	651,490
Furmanite Corp. *	59,700	625,656
GenCorp, Inc. *	89,400	1,569,864
Generac Holdings, Inc.	77,300	4,551,424
General Cable Corp.	75,000	1,921,500
Gibraltar Industries, Inc. *	46,000	785,680
Global Brass & Copper Holdings, Inc.	11,500	182,390
Global Power Equipment Group, Inc.	23,600	413,708
GrafTech International Ltd. *	176,400	1,977,444
Graham Corp.	15,200	453,568
Granite Construction, Inc.	58,000	2,168,040
Great Lakes Dredge & Dock Corp. *	85,200	735,276
Griffon Corp.	63,821	679,056
H&E Equipment Services, Inc. *	46,100	1,777,155
Hardinge, Inc.	16,000	213,760
HEICO Corp.	100,206	5,543,396
Houston Wire & Cable Co.	23,800	296,548
Hurco Cos., Inc.	8,600	229,276
Hyster-Yale Materials Handling, Inc.	15,554	1,499,250
Innovative Solutions & Support, Inc. *	17,900	120,467
Insteel Industries, Inc.	29,600	609,168
John Bean Technologies Corp.	44,800	1,298,752
Kadant, Inc.	16,500	573,375
Kaman Corp.	39,349	1,651,478
Kratos Defense & Security Solutions, Inc. *	62,600	451,972
L.B. Foster Co., Class A	14,500	686,575
Layne Christensen Co. *	28,311	493,178
Lindsay Corp. (c)	20,000	1,762,600
LMI Aerospace, Inc. *	12,300	167,772
LSI Industries, Inc.	34,500	262,545
Lydall, Inc. *	23,000	538,430
Manitex International, Inc. *	17,500	288,050
MasTec, Inc. *	87,473	3,462,181
Meritor, Inc. *	145,700	1,729,459
Miller Industries, Inc.	15,800	306,046
Moog, Inc., Class A *	67,300	4,404,785
Mueller Industries, Inc.	84,248	2,438,137
Mueller Water Products, Inc., Class A	238,600	2,176,032
MYR Group, Inc. *	33,000	774,180
National Presto Industries, Inc. (c)	7,100	513,046
NCI Building Systems, Inc. *	34,200	534,888
NN, Inc.	22,500	440,325
Norcraft Cos, Inc. *	10,700	169,916
Nortek, Inc. *	12,800	1,051,648
Northwest Pipe Co. *	15,800	565,166
Omega Flex, Inc.	10,802	217,876
Orbital Sciences Corp. *	90,336	2,655,878
Orion Marine Group, Inc. *	36,200	424,626
Patrick Industries, Inc. *	9,500	380,665
PGT, Inc. *	47,300	470,635
Pike Corp. *	37,000	355,200
Ply Gem Holdings, Inc. *	22,500	286,875
PMFG, Inc. *	27,700	157,059
Polypore International, Inc. *(c)	69,300	2,403,324
Powell Industries, Inc.	13,000	823,160
Power Solutions International, Inc. *	3,000	248,250
PowerSecure International, Inc. *	31,100	691,353
Preformed Line Products Co.	3,300	197,208
Primoris Services Corp.	53,500	1,496,930
Proto Labs, Inc. *	27,000	1,634,580
Quanex Building Products Corp.	55,404	1,043,811
Raven Industries, Inc.	53,000	1,637,700
RBC Bearings, Inc. *	35,500	2,210,230
Revolution Lighting Technologies, Inc. *(c)	42,300	123,093
Rexnord Corp. *	47,500	1,270,150
Rush Enterprises, Inc., Class A *	51,987	1,668,783
Simpson Manufacturing Co., Inc.	60,494	1,983,598
Sparton Corp. *	14,600	396,536
Standex International Corp.	19,600	1,163,652
Sterling Construction Co., Inc. *	22,000	168,960
Stock Building Supply Holdings, Inc. *	11,500	199,065
Sun Hydraulics Corp.	32,750	1,338,820
TAL International Group, Inc. *	50,300	2,121,654
Taser International, Inc. *	76,200	1,230,630
Tecumseh Products Co., Class A *	26,300	158,063
Teledyne Technologies, Inc. *	55,300	5,135,158
Tennant Co.	26,700	1,703,193
Textainer Group Holdings Ltd. (c)	30,400	1,194,720
The ExOne Co. *(c)	10,200	352,308
The Gorman-Rupp Co.	29,031	901,413
The Greenbrier Cos., Inc. *	37,500	1,966,500
The KEYW Holding Corp. *	45,400	583,390
The Middleby Corp. *	28,252	7,133,065
Thermon Group Holdings, Inc. *	38,600	919,452
Titan International, Inc.	82,100	1,437,571
Titan Machinery, Inc. *(c)	23,200	409,248
Trex Co., Inc. *	26,000	2,041,520
TriMas Corp. *	67,000	2,402,620
Tutor Perini Corp. *	58,230	1,723,608
Twin Disc, Inc.	11,300	326,909
Universal Forest Products, Inc.	30,262	1,527,928
USG Corp. *	113,800	3,398,068
Vicor Corp. *	26,200	219,032
Wabash National Corp. *	98,800	1,319,968
Watsco, Inc.	38,600	3,972,326
Watts Water Technologies, Inc., Class A	43,007	2,287,972
Woodward, Inc.	102,600	4,599,558
Xerium Technologies, Inc. *	15,600	210,600

		225,669,660

Commercial & Professional Supplies 3.3%
ABM Industries, Inc.	82,409	2,232,460
Acacia Research Corp. (c)	72,500	1,162,900
ACCO Brands Corp. *	161,700	991,221
Acorn Energy, Inc. *(c)	24,600	57,072

See financial notes 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ARC Document Solutions, Inc. *	64,500	412,800
Barrett Business Services, Inc.	10,200	514,182
Brady Corp., Class A	69,929	1,803,469
Casella Waste Systems, Inc., Class A *	52,000	265,200
CBIZ, Inc. *	52,800	452,496
CDI Corp.	19,400	297,208
Ceco Environmental Corp.	25,552	406,021
Cenveo, Inc. *	73,800	228,042
Compx International, Inc.	6,699	61,631
Courier Corp.	20,500	297,865
CRA International, Inc. *	14,500	315,665
Deluxe Corp.	76,346	4,195,213
EnerNOC, Inc. *	42,000	991,200
Ennis, Inc.	38,200	571,472
Exponent, Inc.	20,100	1,415,442
Franklin Covey Co. *	17,900	362,833
FTI Consulting, Inc. *	60,600	2,078,580
G&K Services, Inc., Class A	29,830	1,579,200
GP Strategies Corp. *	19,900	522,972
Healthcare Services Group, Inc.	102,425	2,980,567
Heidrick & Struggles International, Inc.	24,100	454,285
Heritage-Crystal Clean, Inc. *	16,900	270,400
Herman Miller, Inc.	88,300	2,722,289
HNI Corp.	68,300	2,406,209
Huron Consulting Group, Inc. *	34,800	2,477,760
ICF International, Inc. *	28,200	1,098,954
InnerWorkings, Inc. *	63,200	455,040
Insperity, Inc.	33,210	1,064,713
Interface, Inc.	90,400	1,626,296
Intersections, Inc.	12,300	69,126
Kelly Services, Inc., Class A	38,323	807,082
Kforce, Inc.	39,300	908,616
Kimball International, Inc., Class B	45,500	762,580
Knoll, Inc.	73,803	1,342,477
Korn/Ferry International *	74,261	2,157,282
McGrath RentCorp	36,698	1,158,923
Mistras Group, Inc. *	21,400	485,994
Mobile Mini, Inc.	57,668	2,547,772
MSA Safety, Inc.	43,089	2,272,945
Multi-Color Corp.	18,500	644,725
Navigant Consulting, Inc. *	72,548	1,218,806
NL Industries, Inc.	8,900	89,267
Odyssey Marine Exploration, Inc. *(c)	114,000	249,660
On Assignment, Inc. *	69,100	2,418,500
Pendrell Corp. *	230,900	380,985
Performant Financial Corp. *	31,800	276,978
Quad Graphics, Inc.	37,000	801,050
Resources Connection, Inc.	65,350	889,413
RPX Corp. *	46,200	756,756
Schawk, Inc.	17,700	354,000
SP Plus Corp. *	21,200	517,704
Steelcase, Inc., Class A	127,242	2,096,948
Swisher Hygiene, Inc. *	409,200	164,253
Team, Inc. *	31,600	1,355,324
Tetra Tech, Inc. *	97,100	2,783,857
The Advisory Board Co. *	52,652	3,014,854
The Brink’s Co.	72,300	1,839,312
The Corporate Executive Board Co.	49,400	3,409,588
TRC Cos., Inc. *	23,700	140,541
TrueBlue, Inc. *	61,576	1,647,158
UniFirst Corp.	22,135	2,130,272
United Stationers, Inc.	60,834	2,283,100
US Ecology, Inc.	31,200	1,393,080
Viad Corp.	30,396	700,628
VSE Corp.	5,500	343,585
WageWorks, Inc. *	38,300	1,622,771
West Corp.	30,400	740,240

		83,547,809

Consumer Durables & Apparel 2.8%
American Apparel, Inc. *	82,600	53,393
Arctic Cat, Inc.	18,800	768,732
Bassett Furniture Industries, Inc.	15,500	213,745
Beazer Homes USA, Inc. *	38,540	730,718
Black Diamond, Inc. *	36,700	409,205
Blyth, Inc. (c)	14,000	131,180
Brunswick Corp.	134,200	5,393,498
Callaway Golf Co.	109,169	950,862
Cavco Industries, Inc. *	10,200	795,090
Columbia Sportswear Co.	20,300	1,745,394
Crocs, Inc. *	133,500	2,019,855
CSS Industries, Inc.	13,400	321,198
Culp, Inc.	12,000	216,600
Ethan Allen Interiors, Inc.	38,179	926,986
EveryWare Global, Inc. *(c)	13,900	37,808
Flexsteel Industries, Inc.	6,200	212,784
G-III Apparel Group Ltd. *	25,500	1,830,135
Helen of Troy Ltd. *	46,900	2,940,630
Hooker Furniture Corp.	14,800	204,980
Hovnanian Enterprises, Inc., Class A *(c)	161,300	719,398
Iconix Brand Group, Inc. *	78,000	3,315,000
Installed Building Products, Inc. *	12,800	178,048
iRobot Corp. *(c)	42,000	1,407,000
JAKKS Pacific, Inc.	36,400	318,864
Johnson Outdoors, Inc., Class A	8,500	177,905
Kate Spade & Co. *	189,400	6,585,438
KB Home	125,600	2,073,656
La-Z-Boy, Inc.	79,600	1,928,708
LeapFrog Enterprises, Inc. *	90,800	621,980
LGI Homes, Inc. *	13,100	192,832
Libbey, Inc. *	29,300	781,431
Lifetime Brands, Inc.	12,400	236,840
M.D.C. Holdings, Inc.	59,600	1,644,960
M/I Homes, Inc. *	34,500	768,315
Malibu Boats, Inc., Class A *	12,300	273,798
Marine Products Corp.	13,700	97,270
Meritage Homes Corp. *	58,985	2,275,641
Movado Group, Inc.	27,200	1,068,416
NACCO Industries, Inc., Class A	7,777	416,770
Nautilus, Inc. *	44,200	368,186
Oxford Industries, Inc.	20,600	1,359,806
Perry Ellis International, Inc. *	16,800	253,680
Quiksilver, Inc. *	206,300	1,324,446
R. G. Barry Corp.	17,500	319,900
Skechers U.S.A., Inc., Class A *	56,978	2,335,528
Skullcandy, Inc. *	22,200	170,940

22 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Smith & Wesson Holding Corp. *(c)	80,900	1,241,815
Standard Pacific Corp. *	224,800	1,796,152
Steven Madden Ltd. *	91,050	3,242,291
Sturm, Ruger & Co., Inc. (c)	29,100	1,872,585
The New Home Co., Inc. *	7,600	104,500
The Ryland Group, Inc.	68,400	2,625,876
TRI Pointe Homes, Inc. *(c)	22,600	363,182
Tumi Holdings, Inc. *	73,300	1,496,786
UCP, Inc., Class A *	11,100	157,065
Unifi, Inc. *	21,300	471,582
Universal Electronics, Inc. *	24,700	922,545
Vera Bradley, Inc. *(c)	30,900	874,470
Vince Holding Corp. *	16,700	459,417
WCI Communities, Inc. *	9,700	185,949
William Lyon Homes, Class A *	19,600	511,560
Wolverine World Wide, Inc.	149,872	4,211,403
ZAGG, Inc. *	35,000	152,250

		71,806,977

Consumer Services 3.5%
American Public Education, Inc. *	25,200	871,920
Ascent Capital Group, Inc., Class A *	21,700	1,492,309
Biglari Holdings, Inc. *	2,160	926,683
BJ’s Restaurants, Inc. *	36,300	1,036,365
Bloomin’ Brands, Inc. *	83,900	1,788,748
Bob Evans Farms, Inc.	39,746	1,862,895
Boyd Gaming Corp. *	99,000	1,170,180
Bravo Brio Restaurant Group, Inc. *	28,900	432,633
Bridgepoint Education, Inc. *	29,700	470,745
Bright Horizons Family Solutions, Inc. *	16,900	689,182
Buffalo Wild Wings, Inc. *	27,500	4,018,300
Caesars Entertainment Corp. *(c)	61,400	1,134,058
Capella Education Co.	15,800	922,088
Career Education Corp. *	91,200	658,464
Carriage Services, Inc.	21,800	350,762
Carrols Restaurant Group, Inc. *	31,300	210,023
Churchill Downs, Inc.	21,161	1,858,571
Chuy’s Holdings, Inc. *	23,100	830,445
ClubCorp Holdings, Inc.	30,000	565,200
Corinthian Colleges, Inc. *(c)	104,400	120,060
Cracker Barrel Old Country Store, Inc.	29,353	2,780,903
Del Frisco’s Restaurant Group, Inc. *	15,200	395,352
Denny’s Corp. *	132,500	893,050
Diamond Resorts International, Inc. *	25,400	475,234
DineEquity, Inc.	25,500	1,933,155
Diversified Restaurant Holdings, Inc. *	15,300	76,653
Education Management Corp. *(c)	36,600	145,302
Einstein Noah Restaurant Group, Inc.	8,000	122,880
Fiesta Restaurant Group, Inc. *	32,500	1,189,825
Grand Canyon Education, Inc. *	67,400	2,906,288
Hillenbrand, Inc.	82,100	2,495,840
Houghton Mifflin Harcourt Co. *	30,400	621,072
Ignite Restaurant Group, Inc. *	9,100	128,674
International Speedway Corp., Class A	43,100	1,355,064
Interval Leisure Group, Inc.	61,100	1,574,547
Intrawest Resorts Holdings, Inc. *(c)	26,900	305,046
Isle of Capri Casinos, Inc. *	27,300	185,640
ITT Educational Services, Inc. *(c)	33,300	899,100
Jack in the Box, Inc. *	66,588	3,565,121
Jamba, Inc. *	21,560	238,454
JTH Holding, Inc., Class A *	6,500	176,800
K12, Inc. *	38,600	914,048
Krispy Kreme Doughnuts, Inc. *	99,100	1,738,214
Life Time Fitness, Inc. *	64,977	3,118,896
LifeLock, Inc. *	91,100	1,430,270
Lincoln Educational Services Corp.	30,200	123,216
Luby’s, Inc. *	25,200	136,584
Marriott Vacations Worldwide Corp. *	44,300	2,413,464
Matthews International Corp., Class A	41,984	1,694,054
Monarch Casino & Resort, Inc. *	11,900	190,876
Morgans Hotel Group Co. *	38,000	285,000
Multimedia Games Holding Co., Inc. *	45,200	1,319,840
Nathan’s Famous, Inc. *	3,700	182,336
Noodles & Co. *(c)	8,800	288,552
Orient-Express Hotels Ltd., Class A *	143,700	1,882,470
Papa John’s International, Inc.	48,410	2,123,263
Pinnacle Entertainment, Inc. *	86,685	2,017,160
Popeyes Louisiana Kitchen, Inc. *	35,800	1,363,980
Potbelly Corp. *(c)	12,500	212,500
Red Robin Gourmet Burgers, Inc. *	21,600	1,468,368
Regis Corp.	67,749	890,222
Ruby Tuesday, Inc. *	87,200	672,312
Ruth’s Hospitality Group, Inc.	56,600	712,594
Scientific Games Corp., Class A *	68,100	815,838
Sonic Corp. *	82,829	1,577,064
Sotheby’s	101,000	4,248,060
Speedway Motorsports, Inc.	15,784	287,111
Steiner Leisure Ltd. *	20,909	902,642
Strayer Education, Inc. *	16,400	699,132
Texas Roadhouse, Inc.	94,196	2,330,409
The Cheesecake Factory, Inc.	77,800	3,492,442
The Marcus Corp.	27,300	456,729
Town Sports International Holdings, Inc.	40,700	285,307
Universal Technical Institute, Inc.	37,700	452,777
Vail Resorts, Inc.	53,571	3,708,720

		88,308,081

Diversified Financials 3.5%
Apollo Investment Corp.	336,400	2,687,836
Arlington Asset Investment Corp., Class A	28,400	751,180
BGC Partners, Inc., Class A	198,500	1,423,245
BlackRock Kelso Capital Corp.	108,800	987,904

See financial notes 23

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Calamos Asset Management, Inc., Class A	34,100	415,338
California First National Bancorp	11,100	164,613
Capital Southwest Corp.	19,200	673,920
Capitala Finance Corp. (c)	6,000	110,280
Cash America International, Inc.	41,570	1,810,373
CIFC Corp.	23,300	179,643
Cohen & Steers, Inc. (c)	28,128	1,139,465
Consumer Portfolio Services, Inc. *	24,200	168,916
Cowen Group, Inc., Class A *	139,200	572,112
Credit Acceptance Corp. *	10,800	1,420,416
DFC Global Corp. *	57,500	535,900
Diamond Hill Investment Group, Inc.	4,100	486,752
Encore Capital Group, Inc. *	37,800	1,633,716
Evercore Partners, Inc., Class A	47,100	2,516,553
Ezcorp, Inc., Class A *	77,400	807,282
FBR & Co. *	14,036	362,129
Fidus Investment Corp. (c)	19,600	359,072
Fifth Street Finance Corp.	205,700	1,915,067
Financial Engines, Inc.	73,400	3,247,950
First Cash Financial Services, Inc. *	44,300	2,160,511
Firsthand Technology Value Fund, Inc. *	11,700	228,852
FXCM, Inc., Class A	52,100	806,508
Gain Capital Holdings, Inc.	20,400	206,040
GAMCO Investors, Inc., Class A	9,700	736,521
Garrison Capital, Inc. (c)	8,600	121,260
GFI Group, Inc.	92,868	345,469
Gladstone Capital Corp.	28,200	272,694
Gladstone Investment Corp.	36,400	286,104
Golub Capital BDC, Inc. (c)	53,300	891,176
Green Dot Corp., Class A *	42,600	739,962
Greenhill & Co., Inc.	43,600	2,186,540
GSV Capital Corp. *(c)	26,500	232,670
Hercules Technology Growth Capital, Inc. (c)	93,500	1,279,080
HFF, Inc., Class A	49,800	1,693,200
Horizon Technology Finance Corp. (c)	11,100	145,410
ICG Group, Inc. *	54,400	1,108,672
Imperial Holdings, Inc. *	24,600	164,574
INTL FCStone, Inc. *	20,400	385,968
Investment Technology Group, Inc. *	55,265	1,140,670
Janus Capital Group, Inc.	221,800	2,690,434
JGWPT Holdings, Inc. *	14,200	201,214
JMP Group, Inc.	20,300	140,273
KCAP Financial, Inc. (c)	36,300	289,311
KCG Holdings, Inc., Class A *	111,666	1,111,077
Ladenburg Thalmann Financial Services, Inc. *	142,600	389,298
Main Street Capital Corp. (c)	58,800	1,848,672
Manning & Napier, Inc.	20,900	347,358
Marcus & Millichap, Inc. *	10,000	165,300
MarketAxess Holdings, Inc.	56,160	3,025,901
Marlin Business Services Corp.	11,600	199,172
MCG Capital Corp.	103,200	346,752
Medallion Financial Corp.	30,900	420,240
Medley Capital Corp.	70,300	916,712
MVC Capital, Inc.	32,100	418,584
Nelnet, Inc., Class A	34,400	1,453,744
New Mountain Finance Corp.	72,200	1,033,182
NewStar Financial, Inc. *	36,500	416,830
NGP Capital Resources Co.	29,000	197,490
Nicholas Financial, Inc.	13,000	204,360
Oppenheimer Holdings, Inc., Class A	13,800	351,348
PennantPark Floating Rate Capital Ltd. (c)	21,000	291,900
PennantPark Investment Corp.	101,100	1,081,770
PHH Corp. *	84,763	2,014,816
PICO Holdings, Inc. *	32,300	750,975
Piper Jaffray Cos. *	24,739	1,085,053
Portfolio Recovery Associates, Inc. *	75,329	4,305,052
Prospect Capital Corp.	465,800	5,035,298
Pzena Investment Management, Inc., Class A	13,700	148,919
RCS Capital Corp., Class A (c)	7,000	240,800
Regional Management Corp. *	6,600	101,244
Resource America, Inc., Class A	16,500	140,415
Safeguard Scientifics, Inc. *	34,100	716,441
Silvercrest Asset Management Group, Inc., Class A	10,000	174,000
Solar Capital Ltd.	68,600	1,502,340
Solar Senior Capital Ltd. (c)	16,300	269,765
Springleaf Holdings, Inc. *	35,200	808,896
Stellus Capital Investment Corp. (c)	17,200	231,340
Stifel Financial Corp. *	94,922	4,439,502
SWS Group, Inc. *	39,000	288,990
TCP Capital Corp.	51,500	833,785
The First Marblehead Corp. *	11,240	59,122
THL Credit, Inc.	54,300	729,249
TICC Capital Corp.	74,500	717,435
Triangle Capital Corp. (c)	41,800	1,089,726
Virtus Investment Partners, Inc. *	10,000	1,849,900
Walter Investment Management Corp. *(c)	53,600	1,424,688
Westwood Holdings Group, Inc.	9,500	552,615
WhiteHorse Finance, Inc.	9,500	129,580
WisdomTree Investments, Inc. *	151,300	1,708,177
World Acceptance Corp. *(c)	13,900	1,009,140

		89,399,728

Energy 5.9%
Abraxas Petroleum Corp. *	129,000	704,340
Adams Resources & Energy, Inc.	2,900	208,974
Alon USA Energy, Inc.	33,200	540,828
Alpha Natural Resources, Inc. *(c)	332,200	1,428,460
Amyris, Inc. *(c)	41,500	146,080
Apco Oil & Gas International, Inc. *	12,200	170,556
Approach Resources, Inc. *(c)	49,700	1,031,275
Arch Coal, Inc. (c)	326,100	1,493,538
Athlon Energy, Inc. *	31,200	1,260,792
Basic Energy Services, Inc. *	46,100	1,217,962
Bill Barrett Corp. *	70,800	1,676,544
Bolt Technology Corp.	11,800	199,184

24 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bonanza Creek Energy, Inc. *	44,600	2,168,452
BPZ Resources, Inc. *	198,200	535,140
Bristow Group, Inc.	53,587	4,115,482
C&J Energy Services, Inc. *	68,600	2,062,116
Cal Dive International, Inc. *(c)	127,800	189,144
Callon Petroleum Co. *	52,400	481,032
CARBO Ceramics, Inc.	29,300	4,099,363
Carrizo Oil & Gas, Inc. *	68,200	3,752,364
CHC Group Ltd. *	53,100	358,425
Clayton Williams Energy, Inc. *	9,900	1,430,352
Clean Energy Fuels Corp. *(c)	97,500	862,875
Cloud Peak Energy, Inc. *	92,300	1,817,387
Comstock Resources, Inc.	71,200	1,979,360
Contango Oil & Gas Co. *	21,920	1,053,037
Dawson Geophysical Co.	10,600	299,556
Delek US Holdings, Inc.	56,300	1,801,037
Diamondback Energy, Inc. *	31,800	2,287,692
Emerald Oil, Inc. *	81,585	576,806
Endeavour International Corp. *(c)	64,600	222,224
Energy XXI (Bermuda) Ltd. (c)	114,300	2,735,199
EPL Oil & Gas, Inc. *	47,100	1,843,494
Equal Energy Ltd.	50,800	230,124
Era Group, Inc. *	28,700	819,385
Evolution Petroleum Corp.	21,500	253,700
EXCO Resources, Inc. (c)	266,174	1,690,205
Exterran Holdings, Inc.	85,700	3,686,814
Forest Oil Corp. *	177,000	329,220
Forum Energy Technologies, Inc. *	59,800	1,785,628
Frontline Ltd. *	69,000	234,600
FX Energy, Inc. *	75,100	424,315
GasLog Ltd.	47,700	1,277,406
Gastar Exploration, Inc. *	77,800	515,814
Geospace Technologies Corp. *	19,800	1,150,974
Goodrich Petroleum Corp. *(c)	45,100	1,134,265
Green Plains Renewable Energy, Inc.	38,800	1,160,120
Gulf Island Fabrication, Inc.	21,000	421,260
Gulfmark Offshore, Inc., Class A	39,300	1,768,893
Halcon Resources Corp. *(c)	363,221	2,004,980
Hallador Energy Co.	15,600	142,896
Helix Energy Solutions Group, Inc. *	158,200	3,803,128
Hercules Offshore, Inc. *	231,200	1,033,464
Hornbeck Offshore Services, Inc. *	54,245	2,247,370
ION Geophysical Corp. *	210,500	926,200
Isramco, Inc. *(c)	1,400	182,000
Jones Energy, Inc., Class A *	15,900	245,973
Key Energy Services, Inc. *	229,200	2,301,168
KiOR, Inc., Class A *(c)	62,600	38,192
Knightsbridge Tankers Ltd.	43,900	524,605
Kodiak Oil & Gas Corp. *	393,800	5,005,198
Magnum Hunter Resources Corp. *	259,500	2,205,750
Matador Resources Co. *	88,100	2,530,232
Matrix Service Co. *	40,900	1,266,673
Midstates Petroleum Co., Inc. *(c)	47,300	279,070
Miller Energy Resources, Inc. *(c)	41,600	200,512
Mitcham Industries, Inc. *	18,500	255,300
Natural Gas Services Group, Inc. *	20,500	629,145
Newpark Resources, Inc. *	126,710	1,525,588
Nordic American Tankers Ltd. (c)	133,500	1,152,105
North Atlantic Drilling Ltd. (c)	106,800	916,344
Northern Oil & Gas, Inc. *	97,800	1,509,054
Nuverra Environmental Solutions, Inc. *(c)	19,620	333,736
Panhandle Oil & Gas, Inc., Class A	9,400	412,190
Parker Drilling Co. *	181,265	1,201,787
PDC Energy, Inc. *	52,903	3,368,334
Penn Virginia Corp. *	84,778	1,410,706
PetroQuest Energy, Inc. *	84,900	511,098
PHI, Inc. - Non Voting Shares *	17,500	784,000
Pioneer Energy Services Corp. *	99,200	1,485,024
Quicksilver Resources, Inc. *(c)	205,600	670,256
Renewable Energy Group, Inc. *	30,200	355,454
Rentech, Inc. *	316,700	671,404
Resolute Energy Corp. *	96,500	723,750
REX American Resources Corp. *	8,200	535,952
Rex Energy Corp. *	65,900	1,387,854
RigNet, Inc. *	16,900	790,244
Rosetta Resources, Inc. *	91,000	4,307,940
RSP Permian, Inc. *	34,400	975,240
Sanchez Energy Corp. *	58,400	1,651,552
Scorpio Tankers, Inc.	273,600	2,465,136
SEACOR Holdings, Inc. *	30,700	2,560,073
SemGroup Corp., Class A	63,500	4,056,380
Ship Finance International Ltd.	85,700	1,510,891
Solazyme, Inc. *(c)	78,600	845,736
Stone Energy Corp. *	74,968	3,677,181
Swift Energy Co. *(c)	60,701	748,443
Synergy Resources Corp. *	72,400	842,736
T.G.C. Industries, Inc. *	21,000	106,260
Targa Resources Corp.	48,900	5,280,711
Teekay Tankers Ltd., Class A (c)	86,500	301,885
Tesco Corp. *	47,700	954,000
TETRA Technologies, Inc. *	118,074	1,475,925
Triangle Petroleum Corp. *	97,000	933,140
Ur-Energy, Inc. *(c)	173,000	207,600
Uranium Energy Corp. *(c)	136,000	145,520
VAALCO Energy, Inc. *	90,600	835,332
Vantage Drilling Co. *(c)	316,300	528,221
W&T Offshore, Inc.	49,000	940,800
Warren Resources, Inc. *	116,000	588,120
Western Refining, Inc. (c)	80,222	3,489,657
Westmoreland Coal Co. *	21,500	636,615
Willbros Group, Inc. *	57,300	636,603
ZaZa Energy Corp. *	92,600	45,791

		147,946,017

Food & Staples Retailing 1.2%
Casey’s General Stores, Inc.	57,400	3,941,084
Fairway Group Holdings Corp. *(c)	22,400	155,232
Ingles Markets, Inc., Class A	16,831	386,945
Natural Grocers by Vitamin Cottage, Inc. *	12,600	448,560
PriceSmart, Inc.	27,900	2,679,516

See financial notes 25

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rite Aid Corp. *	1,101,900	8,043,870
Roundy’s, Inc.	35,900	243,043
Spartan Stores, Inc.	52,740	1,136,020
SUPERVALU, Inc. *	307,300	2,148,027
Susser Holdings Corp. *	27,400	2,120,212
The Andersons, Inc.	43,050	2,681,584
The Chefs’ Warehouse, Inc. *	23,600	474,124
The Pantry, Inc. *	34,000	511,360
United Natural Foods, Inc. *	72,982	5,037,947
Village Super Market, Inc., Class A	11,600	280,604
Weis Markets, Inc.	15,800	728,222

		31,016,350

Food, Beverage & Tobacco 2.0%
Alico, Inc.	4,700	164,124
Alliance One International, Inc. *	116,600	299,662
Annie’s, Inc. *	19,500	633,945
B&G Foods, Inc.	78,200	2,564,960
Boulder Brands, Inc. *	91,800	1,354,968
Cal-Maine Foods, Inc.	22,100	1,317,823
Calavo Growers, Inc.	17,900	556,511
Chiquita Brands International, Inc. *	71,002	815,103
Coca-Cola Bottling Co. Consolidated	6,800	559,164
Craft Brew Alliance, Inc. *	13,900	208,083
Darling International, Inc. *	234,700	4,696,347
Diamond Foods, Inc. *	31,900	975,183
Farmer Bros. Co. *	9,100	179,361
Fresh Del Monte Produce, Inc.	57,800	1,669,842
Griffin Land & Nurseries, Inc.	3,800	110,960
Inventure Foods, Inc. *	17,900	215,158
J&J Snack Foods Corp.	22,800	2,134,080
John B. Sanfilippo & Son, Inc.	10,900	251,245
Lancaster Colony Corp.	28,700	2,723,056
Lifeway Foods, Inc.	10,100	151,601
Limoneira Co.	13,800	316,986
National Beverage Corp. *	15,001	289,219
Omega Protein Corp. *	25,900	294,224
Pilgrim’s Pride Corp. *	92,949	2,031,865
Post Holdings, Inc. *	57,500	3,004,950
Sanderson Farms, Inc.	34,500	2,838,315
Seaboard Corp. *	420	1,023,960
Seneca Foods Corp., Class A *	12,400	352,160
Snyder’s-Lance, Inc.	72,200	1,917,632
The Boston Beer Co., Inc., Class A *	12,360	3,041,054
The Hain Celestial Group, Inc. *	57,331	4,931,613
Tootsie Roll Industries, Inc.	32,174	906,985
TreeHouse Foods, Inc. *	55,100	4,123,684
Universal Corp.	35,145	1,917,863
Vector Group Ltd. (c)	96,161	2,048,229

		50,619,915

Health Care Equipment & Services 6.5%
Abaxis, Inc. *	32,200	1,307,642
ABIOMED, Inc. *	59,500	1,409,555
Acadia Healthcare Co., Inc. *	53,200	2,235,464
Accuray, Inc. *(c)	115,500	970,200
Addus HomeCare Corp. *	7,800	168,636
Air Methods Corp. *	57,100	3,178,757
Align Technology, Inc. *	108,700	5,477,393
Alliance HealthCare Services, Inc. *	7,100	202,066
Almost Family, Inc. *	11,000	236,170
Alphatec Holdings, Inc. *	72,200	97,470
Amedisys, Inc. *	49,200	670,596
AMN Healthcare Services, Inc. *	65,600	818,688
Amsurg Corp. *	48,600	2,104,866
Analogic Corp.	17,954	1,347,986
AngioDynamics, Inc. *	33,500	450,240
Anika Therapeutics, Inc. *	19,700	841,978
Antares Pharma, Inc. *(c)	160,700	446,746
ArthroCare Corp. *	42,600	2,067,378
athenahealth, Inc. *	54,500	6,738,380
AtriCure, Inc. *	36,100	555,940
Atrion Corp.	2,300	663,159
Bio-Reference Laboratories, Inc. *(c)	38,800	985,520
Biolase, Inc. *(c)	45,880	88,548
BioScrip, Inc. *	83,100	575,052
Cantel Medical Corp.	47,925	1,589,193
Capital Senior Living Corp. *	44,800	1,107,904
Cardiovascular Systems, Inc. *	39,000	1,121,250
Centene Corp. *	81,592	5,417,709
Cerus Corp. *(c)	109,800	475,434
Chemed Corp.	27,200	2,264,944
Chindex International, Inc. *	20,400	486,132
Computer Programs & Systems, Inc.	17,500	1,104,775
CONMED Corp.	42,200	1,955,126
CorVel Corp. *	16,600	755,964
Cross Country Healthcare, Inc. *	37,200	263,748
CryoLife, Inc.	37,400	339,592
Cutera, Inc. *	20,900	215,479
Cyberonics, Inc. *	41,000	2,425,560
Cynosure, Inc., Class A *	30,244	742,188
Derma Sciences, Inc. *	28,500	294,690
DexCom, Inc. *	106,500	3,454,860
Emeritus Corp. *	63,100	1,882,273
Endologix, Inc. *	95,600	1,212,208
Exactech, Inc. *	15,000	333,300
ExamWorks Group, Inc. *	49,100	1,806,880
Five Star Quality Care, Inc. *	56,200	271,446
GenMark Diagnostics, Inc. *	51,100	457,345
Gentiva Health Services, Inc. *	50,896	383,247
Globus Medical, Inc., Class A *	83,000	2,026,860
Greatbatch, Inc. *	34,900	1,606,447
Haemonetics Corp. *	77,200	2,343,792
Hanger, Inc. *	52,800	1,830,576
HealthSouth Corp.	129,800	4,496,272
HealthStream, Inc. *	30,800	697,620
Healthways, Inc. *	48,800	878,400
HeartWare International, Inc. *	25,400	2,157,984
HMS Holdings Corp. *	130,200	2,105,334
ICU Medical, Inc. *	18,800	1,048,664
Inogen, Inc. *	7,600	107,236
Insulet Corp. *	78,900	2,969,007
Integra LifeSciences Holdings Corp. *	33,248	1,515,444
Invacare Corp.	49,211	777,534

26 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IPC The Hospitalist Co., Inc. *	24,700	1,000,350
Kindred Healthcare, Inc.	80,275	2,014,903
Landauer, Inc.	13,300	575,092
LDR Holding Corp. *	8,300	206,836
LHC Group, Inc. *	21,100	438,458
Magellan Health Services, Inc. *	41,600	2,401,152
Masimo Corp. *	73,500	1,966,860
MedAssets, Inc. *	92,400	2,109,492
Medical Action Industries, Inc. *	20,700	132,687
Medidata Solutions, Inc. *	79,600	2,890,276
Merge Healthcare, Inc. *	80,500	183,540
Meridian Bioscience, Inc.	64,350	1,285,070
Merit Medical Systems, Inc. *	67,100	863,577
Molina Healthcare, Inc. *	43,700	1,634,380
MWI Veterinary Supply, Inc. *	19,300	3,023,152
National Healthcare Corp.	15,388	842,185
National Research Corp., Class A *	12,500	197,000
Natus Medical, Inc. *	46,900	1,164,527
Neogen Corp. *	54,025	2,256,894
NuVasive, Inc. *	70,100	2,363,071
NxStage Medical, Inc. *	85,200	974,688
Omnicell, Inc. *	52,300	1,384,904
OraSure Technologies, Inc. *	87,400	572,470
Orthofix International N.V. *	28,200	851,640
Owens & Minor, Inc.	94,700	3,176,238
Oxford Immunotec Global PLC *(c)	8,900	159,310
PharMerica Corp. *	43,100	1,171,889
PhotoMedex, Inc. *(c)	18,000	271,980
Quality Systems, Inc.	59,200	874,384
Quidel Corp. *	40,300	864,435
Rockwell Medical, Inc. *(c)	56,300	572,008
RTI Surgical, Inc. *	73,900	317,770
Select Medical Holdings Corp.	69,400	968,824
Skilled Healthcare Group, Inc., Class A *	25,900	133,644
Spectranetics Corp. *	58,400	1,241,584
Staar Surgical Co. *	52,900	899,829
STERIS Corp.	88,500	4,252,425
Surgical Care Affiliates, Inc. *	16,300	478,894
SurModics, Inc. *	20,400	443,904
Symmetry Medical, Inc. *	53,900	445,214
Tandem Diabetes Care, Inc. *	13,300	233,681
Team Health Holdings, Inc. *	102,300	4,959,504
TearLab Corp. *(c)	44,600	192,672
The Ensign Group, Inc.	30,000	1,275,000
The Providence Service Corp. *	17,400	706,614
Thoratec Corp. *	84,900	2,783,022
Tornier N.V. *	37,100	629,587
Triple-S Management Corp., Class B *	33,800	506,324
U.S. Physical Therapy, Inc.	19,300	595,405
Unilife Corp. *(c)	144,000	468,000
Universal American Corp.	51,602	369,986
USMD Holdings, Inc. *(c)	6,300	79,380
Utah Medical Products, Inc.	4,500	228,555
Vascular Solutions, Inc. *	22,700	497,357
Veracyte, Inc. *	8,500	108,885
Vocera Communications, Inc. *	30,100	459,025
Volcano Corp. *	82,600	1,450,456
WellCare Health Plans, Inc. *	64,600	4,358,562
West Pharmaceutical Services, Inc.	103,130	4,473,779
Wright Medical Group, Inc. *	61,500	1,682,025
Zeltiq Aesthetics, Inc. *	28,800	526,752

		162,750,954

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	66,600	550,782
Elizabeth Arden, Inc. *	36,298	1,333,589
Harbinger Group, Inc. *	56,600	659,956
Inter Parfums, Inc.	25,400	929,386
Lifevantage Corp. *(c)	161,800	223,284
Medifast, Inc. *	20,200	639,330
Nature’s Sunshine Products, Inc.	15,000	200,400
Nutraceutical International Corp. *	12,300	306,516
Oil-Dri Corp. of America	6,887	230,783
Orchids Paper Products Co.	7,900	212,273
Revlon, Inc., Class A *	18,602	560,664
Spectrum Brands Holdings, Inc.	32,646	2,508,192
Star Scientific, Inc. *(c)	237,700	155,908
Synutra International, Inc. *	23,200	129,456
The Female Health Co. (c)	31,000	234,360
USANA Health Sciences, Inc. *	9,100	617,526
WD-40 Co.	22,300	1,624,332

		11,116,737

Insurance 2.3%
Ambac Financial Group, Inc. *	68,500	2,067,330
American Equity Investment Life Holding Co.	101,364	2,363,808
AMERISAFE, Inc.	26,300	1,121,695
AmTrust Financial Services, Inc. (c)	46,677	1,805,000
Argo Group International Holdings Ltd.	40,191	1,785,284
Baldwin & Lyons, Inc., Class B	13,000	338,130
Blue Capital Reinsurance Holdings Ltd. (c)	9,100	168,896
Citizens, Inc. *	62,600	411,282
CNO Financial Group, Inc.	334,600	5,771,850
Crawford & Co., Class B	34,500	393,990
Donegal Group, Inc., Class A	10,400	153,504
eHealth, Inc. *	28,600	1,198,054
EMC Insurance Group, Inc.	6,200	204,538
Employers Holdings, Inc.	44,900	913,715
Enstar Group Ltd. *	14,094	1,819,535
FBL Financial Group, Inc., Class A	13,868	620,038
Fidelity & Guaranty Life	14,800	317,312
First American Financial Corp.	160,900	4,279,940
Fortegra Financial Corp. *	8,200	59,204
Global Indemnity plc *	15,655	419,554
Greenlight Capital Re Ltd., Class A *	42,789	1,361,974
Hallmark Financial Services, Inc. *	21,200	178,080
HCI Group, Inc.	13,800	533,784

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Health Insurance Innovations, Inc., Class A *	6,300	63,567
Hilltop Holdings, Inc. *	99,639	2,225,935
Horace Mann Educators Corp.	59,578	1,791,510
Independence Holding Co.	11,248	146,899
Infinity Property & Casualty Corp.	16,592	1,064,709
Investors Title Co.	1,700	120,292
Kansas City Life Insurance Co.	5,700	237,006
Maiden Holdings Ltd.	76,900	907,420
Meadowbrook Insurance Group, Inc.	71,400	399,840
Montpelier Re Holdings Ltd.	66,000	2,018,280
National Interstate Corp.	8,594	240,804
National Western Life Insurance Co., Class A	2,994	698,351
OneBeacon Insurance Group Ltd., Class A	33,400	515,696
Platinum Underwriters Holdings Ltd.	44,200	2,771,782
Primerica, Inc.	85,500	3,923,595
RLI Corp.	64,420	2,773,925
Safety Insurance Group, Inc.	19,770	1,061,847
Selective Insurance Group, Inc.	84,514	1,938,751
State Auto Financial Corp.	19,600	401,016
Stewart Information Services Corp.	30,400	927,200
Symetra Financial Corp.	122,600	2,532,916
The Navigators Group, Inc. *	14,970	852,841
The Phoenix Cos., Inc. *	7,790	342,916
Third Point Reinsurance Ltd. *	36,200	566,168
Tower Group International Ltd.	81,830	201,302
United Fire Group, Inc.	32,300	898,586
Universal Insurance Holdings, Inc.	41,800	611,534

		58,521,185

Materials 4.7%
A. Schulman, Inc.	44,309	1,591,579
A.M. Castle & Co. *	29,100	357,348
Advanced Emissions Solutions, Inc. *	32,600	747,518
AEP Industries, Inc. *	5,800	206,596
AK Steel Holding Corp. *(c)	208,200	1,457,400
Allied Nevada Gold Corp. *(c)	148,100	502,059
AMCOL International Corp.	42,952	1,969,349
American Vanguard Corp.	40,900	728,429
Ampco-Pittsburgh Corp.	11,400	228,342
Arabian American Development Co. *	27,400	299,482
Axiall Corp.	104,700	4,879,020
Balchem Corp.	43,400	2,688,630
Berry Plastics Group, Inc. *	84,200	1,893,658
Boise Cascade Co. *	19,300	482,886
Calgon Carbon Corp. *	82,100	1,644,463
Century Aluminum Co. *	73,900	1,016,125
Chase Corp.	8,600	267,804
Chemtura Corp. *	145,200	3,237,960
Clearwater Paper Corp. *	32,100	1,970,619
Coeur Mining, Inc. *	154,650	1,339,269
Commercial Metals Co.	172,600	3,313,920
Deltic Timber Corp.	17,204	1,045,143
Ferro Corp. *	110,900	1,439,482
Flotek Industries, Inc. *	70,900	1,985,909
FutureFuel Corp.	31,000	622,170
General Moly, Inc. *(c)	90,300	99,330
Globe Specialty Metals, Inc.	97,300	1,885,674
Gold Resource Corp. (c)	47,300	218,053
Graphic Packaging Holding Co. *	296,515	3,042,244
H.B. Fuller Co.	75,916	3,517,188
Handy & Harman Ltd. *	7,800	176,358
Hawkins, Inc.	15,500	561,100
Haynes International, Inc.	19,825	1,051,716
Headwaters, Inc. *	112,100	1,399,008
Hecla Mining Co.	490,500	1,505,835
Horsehead Holding Corp. *	73,200	1,141,188
Innophos Holdings, Inc.	32,900	1,856,876
Innospec, Inc.	35,600	1,532,936
Intrepid Potash, Inc. *(c)	86,500	1,409,950
Kaiser Aluminum Corp.	28,750	2,024,000
KapStone Paper & Packaging Corp. *	122,100	3,220,998
KMG Chemicals, Inc.	12,300	192,003
Koppers Holdings, Inc.	30,900	1,319,430
Kraton Performance Polymers, Inc. *	47,500	1,237,375
Landec Corp. *	35,300	418,658
Louisiana-Pacific Corp. *	205,500	3,368,145
LSB Industries, Inc. *	28,000	1,069,320
Marrone Bio Innovations, Inc. *(c)	7,800	95,004
Materion Corp.	29,600	996,040
Midway Gold Corp. *(c)	186,800	170,829
Minerals Technologies, Inc.	52,922	3,148,330
Molycorp, Inc. *(c)	214,300	1,017,925
Myers Industries, Inc.	43,900	820,930
Neenah Paper, Inc.	23,300	1,173,621
Noranda Aluminum Holding Corp.	45,700	162,235
Olin Corp.	118,700	3,335,470
Olympic Steel, Inc.	12,200	321,592
OM Group, Inc.	48,100	1,408,849
OMNOVA Solutions, Inc. *	65,700	599,184
P.H. Glatfelter Co.	63,800	1,628,176
Paramount Gold & Silver Corp. *(c)	179,300	181,093
Penford Corp. *	13,700	172,620
PolyOne Corp.	144,554	5,416,438
Quaker Chemical Corp.	20,100	1,496,043
Resolute Forest Products, Inc. *	105,600	1,883,904
RTI International Metals, Inc. *	48,466	1,364,803
Schnitzer Steel Industries, Inc., Class A	37,800	1,061,046
Schweitzer-Mauduit International, Inc.	47,700	2,081,628
Sensient Technologies Corp.	74,125	4,006,456
Stepan Co.	28,500	1,648,155
Stillwater Mining Co. *	175,600	2,770,968
SunCoke Energy, Inc. *	105,700	2,205,959
Taminco Corp. *	22,500	452,025
Texas Industries, Inc. *	33,051	2,865,522
Tredegar Corp.	35,100	730,431
UFP Technologies, Inc. *	7,500	190,200
United States Lime & Minerals, Inc.	2,700	145,962

28 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Universal Stainless & Alloy Products, Inc. *	9,500	340,955
US Concrete, Inc. *	19,200	472,704
US Silica Holdings, Inc.	33,400	1,508,678
Walter Energy, Inc. (c)	89,200	642,240
Wausau Paper Corp.	70,400	841,984
Worthington Industries, Inc.	79,760	2,935,168
Zep, Inc.	32,600	563,654

		119,019,366

Media 1.3%
AH Belo Corp., Class A	26,900	309,619
AMC Entertainment Holdings, Inc., Class A *	31,500	728,910
Beasley Broadcasting Group, Inc., Class A	13,100	100,870
Carmike Cinemas, Inc. *	34,100	1,011,406
Central European Media Enterprises Ltd., Class A *	109,100	298,934
Crown Media Holdings, Inc., Class A *	46,700	167,186
Cumulus Media, Inc., Class A *	139,900	896,759
Daily Journal Corp. *	1,300	229,190
Dex Media, Inc. *(c)	24,400	178,852
Entercom Communications Corp., Class A *	32,400	349,920
Entravision Communications Corp., Class A	78,600	417,366
Global Sources Ltd. *	25,900	230,251
Gray Television, Inc. *	71,700	806,625
Harte-Hanks, Inc.	61,316	492,980
Hemisphere Media Group, Inc. *	12,300	148,830
Journal Communications, Inc., Class A *	71,200	571,024
Live Nation Entertainment, Inc. *	208,900	4,361,832
Loral Space & Communications, Inc. *	20,600	1,482,994
Martha Stewart Living Omnimedia, Inc., Class A *	36,500	142,715
MDC Partners, Inc., Class A	59,500	1,452,990
Media General, Inc. *(c)	27,900	427,428
Meredith Corp.	54,100	2,384,187
National CineMedia, Inc.	94,200	1,430,898
Nexstar Broadcasting Group, Inc., Class A	44,600	1,777,310
ReachLocal, Inc. *	13,400	134,000
Reading International, Inc., Class A *	23,000	162,840
Rentrak Corp. *	14,900	849,151
Saga Communications, Inc., Class A	6,400	283,520
Salem Communications Corp., Class A	14,100	124,221
Scholastic Corp.	38,469	1,266,015
SFX Entertainment, Inc. *(c)	29,000	190,240
Sinclair Broadcast Group, Inc., Class A	103,600	2,769,228
Sizmek, Inc. *	36,700	351,586
The E.W. Scripps Co., Class A *	50,500	865,065
The McClatchy Co., Class A *	102,100	559,508
The New York Times Co., Class A	192,000	3,087,360
World Wrestling Entertainment, Inc., Class A	41,400	807,300

		31,849,110

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
ACADIA Pharmaceuticals, Inc. *	115,400	2,323,002
Accelerate Diagnostics, Inc. *(c)	14,800	272,764
Acceleron Pharma, Inc. *	12,100	415,635
AcelRx Pharmaceuticals, Inc. *(c)	40,200	434,964
Achillion Pharmaceuticals, Inc. *(c)	137,600	392,160
Acorda Therapeutics, Inc. *	60,200	2,134,090
Aegerion Pharmaceuticals, Inc. *	43,100	1,907,606
Aerie Pharmaceuticals, Inc. *	11,200	175,392
Affymetrix, Inc. *	110,900	823,987
Agios Pharmaceuticals, Inc. *(c)	9,800	412,188
Akorn, Inc. *	89,600	2,259,712
Albany Molecular Research, Inc. *	33,200	533,192
Alimera Sciences, Inc. *(c)	45,500	276,640
Alnylam Pharmaceuticals, Inc. *	86,800	4,299,204
AMAG Pharmaceuticals, Inc. *	30,500	556,930
Amicus Therapeutics, Inc. *	41,400	91,908
Ampio Pharmaceuticals, Inc. *(c)	58,200	354,438
Anacor Pharmaceuticals, Inc. *	36,100	594,567
Aratana Therapeutics, Inc. *	9,400	129,532
Arena Pharmaceuticals, Inc. *(c)	321,600	2,058,240
Argos Therapeutics, Inc. *	12,000	106,560
Arqule, Inc. *	83,300	134,946
Array BioPharma, Inc. *	179,400	714,012
Auspex Pharmaceuticals, Inc. *	12,000	257,280
Auxilium Pharmaceuticals, Inc. *	74,900	1,685,999
AVANIR Pharmaceuticals, Inc., Class A *	208,300	1,037,334
AVEO Pharmaceuticals, Inc. *	64,900	79,827
BIND Therapeutics, Inc. *(c)	7,800	73,554
BioDelivery Sciences International, Inc. *	49,500	441,045
BioTime, Inc. *	51,000	132,090
Bluebird Bio, Inc. *	9,800	194,040
Cambrex Corp. *	43,300	887,217
Cara Therapeutics, Inc. *(c)	8,000	115,120
Cell Therapeutics, Inc. *(c)	190,800	562,860
Celladon Corp. *	10,100	118,675
Celldex Therapeutics, Inc. *	133,300	1,999,500
Cellular Dynamics International, Inc. *(c)	6,200	74,090
Cempra, Inc. *	28,200	257,184
Cepheid, Inc. *	100,500	4,369,740
Chelsea Therapeutics International Ltd. *(c)	113,800	555,344
ChemoCentryx, Inc. *(c)	35,000	191,800
Chimerix, Inc. *	12,100	233,772
Clovis Oncology, Inc. *	26,000	1,405,820
Conatus Pharmaceuticals, Inc. *(c)	12,700	78,105
Concert Pharmaceuticals, Inc. *	9,900	88,506
Corcept Therapeutics, Inc. *	68,400	302,328
Coronado Biosciences, Inc. *(c)	38,300	66,642
Curis, Inc. *	149,000	336,740

See financial notes 29

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cytokinetics, Inc. *	45,900	208,845
Cytori Therapeutics, Inc. *(c)	78,000	176,280
Dendreon Corp. *(c)	227,500	586,950
Depomed, Inc. *	86,900	1,217,469
Dicerna Pharmaceuticals, Inc. *(c)	5,200	97,604
Durata Therapeutics, Inc. *(c)	25,300	342,562
Dyax Corp. *	201,100	1,329,271
Dynavax Technologies Corp. *	381,000	621,030
Eagle Pharmaceuticals, Inc. *	9,800	96,628
Egalet Corp. *	9,500	109,820
Eleven Biotherapeutics, Inc. *(c)	7,500	101,175
Emergent Biosolutions, Inc. *	39,100	1,030,676
Enanta Pharmaceuticals, Inc. *	5,300	197,213
Endocyte, Inc. *(c)	50,400	912,744
Enzon Pharmaceuticals, Inc.	58,000	51,626
Epizyme, Inc. *	8,400	183,288
Esperion Therapeutics, Inc. *(c)	7,100	97,909
Exact Sciences Corp. *(c)	123,900	1,486,800
Exelixis, Inc. *(c)	292,872	1,036,767
Fibrocell Science, Inc. *	24,000	91,200
Five Prime Therapeutics, Inc. *	8,100	113,157
Flexion Therapeutics, Inc. *	7,800	92,430
Fluidigm Corp. *	39,800	1,494,888
Foundation Medicine, Inc. *(c)	10,000	291,600
Furiex Pharmaceuticals, Inc. *	10,000	1,033,700
Galena Biopharma, Inc. *(c)	189,700	464,765
Genocea Biosciences, Inc. *	7,100	137,740
Genomic Health, Inc. *	27,200	713,728
Geron Corp. *(c)	231,200	457,776
GlycoMimetics, Inc. *	12,000	159,240
GTx, Inc. *(c)	118,100	181,874
Halozyme Therapeutics, Inc. *	144,000	1,072,800
Harvard Apparatus Regenerative Technology, Inc. *	32,300	279,395
Harvard Bioscience, Inc. *	30,800	129,976
Horizon Pharma, Inc. *(c)	83,100	1,178,358
Hyperion Therapeutics, Inc. *	14,400	354,816
Idenix Pharmaceuticals, Inc. *(c)	167,600	923,476
ImmunoGen, Inc. *	128,000	1,656,320
Immunomedics, Inc. *(c)	103,500	435,735
Impax Laboratories, Inc. *	101,900	2,664,685
Infinity Pharmaceuticals, Inc. *	68,300	667,291
Insmed, Inc. *	49,300	687,242
Insys Therapeutics, Inc. *	10,800	443,448
Intercept Pharmaceuticals, Inc. *	11,000	2,905,320
InterMune, Inc. *	146,800	4,709,344
Intrexon Corp. *(c)	16,400	309,632
Ironwood Pharmaceuticals, Inc. *	158,800	1,749,976
Isis Pharmaceuticals, Inc. *	168,200	4,475,802
KaloBios Pharmaceuticals, Inc. *(c)	23,400	53,118
Karyopharm Therapeutics, Inc. *	11,300	303,179
Keryx Biopharmaceuticals, Inc. *(c)	130,600	1,928,962
Kindred Biosciences, Inc. *	12,900	204,981
KYTHERA Biopharmaceuticals, Inc. *	17,000	554,370
Lannett Co., Inc. *	26,900	928,857
Lexicon Pharmaceuticals, Inc. *	324,100	499,114
Ligand Pharmaceuticals, Inc. *	27,400	1,730,858
Luminex Corp. *	53,200	1,021,972
MacroGenics, Inc. *	8,300	165,502
MannKind Corp. *(c)	233,500	1,529,425
MEI Pharma, Inc. *(c)	13,700	107,134
Merrimack Pharmaceuticals, Inc. *(c)	153,100	672,109
MiMedx Group, Inc. *	131,700	761,226
Momenta Pharmaceuticals, Inc. *	71,144	812,464
Nanosphere, Inc. *	59,900	102,429
Navidea Biopharmaceuticals, Inc. *(c)	152,800	255,176
Nektar Therapeutics *	183,071	2,154,746
NeoGenomics, Inc. *	46,900	155,239
Neurocrine Biosciences, Inc. *	112,600	1,578,652
NewLink Genetics Corp. *(c)	25,300	556,600
Novavax, Inc. *	268,000	1,173,840
NPS Pharmaceuticals, Inc. *	148,500	3,953,070
Omeros Corp. *(c)	51,500	637,570
OncoGenex Pharmaceutical, Inc. *	19,500	75,660
OncoMed Pharmaceuticals, Inc. *(c)	8,200	215,988
Onconova Therapeutics, Inc. *(c)	8,500	47,430
Ophthotech Corp. *(c)	12,900	438,471
OPKO Health, Inc. *(c)	281,800	2,330,486
Orexigen Therapeutics, Inc. *	166,700	936,854
Osiris Therapeutics, Inc. *(c)	22,300	317,329
OvaScience, Inc. *	12,800	103,936
Pacific Biosciences of California, Inc. *	85,600	378,352
Pacira Pharmaceuticals, Inc. *	44,500	3,047,805
PAREXEL International Corp. *	85,418	3,873,706
PDL BioPharma, Inc. (c)	239,600	2,034,204
Peregrine Pharmaceuticals, Inc. *(c)	255,100	443,874
Pernix Therapeutics Holdings *	37,100	178,451
Portola Pharmaceuticals, Inc. *	17,500	410,550
Pozen, Inc. *	35,400	295,944
Prestige Brands Holdings, Inc. *	78,700	2,638,024
Progenics Pharmaceuticals, Inc. *	106,000	374,180
Prothena Corp. plc *	20,500	451,000
PTC Therapeutics, Inc. *	16,900	330,226
Puma Biotechnology, Inc. *	34,800	2,628,792
Questcor Pharmaceuticals, Inc.	77,500	6,368,950
Raptor Pharmaceutical Corp. *(c)	93,100	769,937
Receptos, Inc. *	10,900	368,311
Regulus Therapeutics, Inc. *	18,100	129,053
Relypsa, Inc. *	8,800	196,504
Repligen Corp. *	49,100	778,235
Repros Therapeutics, Inc. *	32,700	551,649
Retrophin, Inc. *	28,400	405,836
Revance Therapeutics, Inc. *	10,300	353,084
Rigel Pharmaceuticals, Inc. *	118,400	378,880
Sagent Pharmaceuticals, Inc. *	30,300	626,907
Sangamo BioSciences, Inc. *	99,700	1,379,848
Sarepta Therapeutics, Inc. *(c)	57,300	2,127,549
Sciclone Pharmaceuticals, Inc. *	78,000	372,840
Sequenom, Inc. *(c)	166,100	453,453
SIGA Technologies, Inc. *(c)	46,100	132,307
Spectrum Pharmaceuticals, Inc. *	89,800	616,926
Stemline Therapeutics, Inc. *	13,000	199,030
Sucampo Pharmaceuticals, Inc., Class A *	17,000	117,470

30 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sunesis Pharmaceuticals, Inc. *	53,500	274,455
Supernus Pharmaceuticals, Inc. *	31,800	261,078
Synageva BioPharma Corp. *	30,800	2,660,196
Synergy Pharmaceuticals, Inc. *(c)	114,800	515,452
Synta Pharmaceuticals Corp. *(c)	87,300	367,533
Targacept, Inc. *	37,100	164,724
TESARO, Inc. *	22,100	551,616
TetraLogic Pharmaceuticals Corp. *(c)	20,200	115,140
Tetraphase Pharmaceuticals, Inc. *	22,700	243,798
TG Therapeutics, Inc. *(c)	49,800	265,434
The Medicines Co. *	93,408	2,484,653
TherapeuticsMD, Inc. *(c)	124,300	522,060
Threshold Pharmaceuticals, Inc. *	61,700	252,970
Trevena, Inc. *	18,500	92,685
Ultragenyx Pharmaceutical, Inc. *	9,900	383,922
Vanda Pharmaceuticals, Inc. *	47,300	658,889
Verastem, Inc. *	30,000	250,500
Vical, Inc. *	113,400	128,142
Vivus, Inc. *(c)	147,300	765,960
Xencor, Inc. *	21,900	216,810
XenoPort, Inc. *	80,000	324,800
XOMA Corp. *	113,500	503,940
ZIOPHARM Oncology, Inc. *(c)	116,700	420,120
Zogenix, Inc. *	154,200	376,248

		149,226,401

Real Estate 8.3%
Acadia Realty Trust	82,436	2,236,489
AG Mortgage Investment Trust, Inc.	41,300	730,597
Agree Realty Corp.	21,600	645,192
Alexander & Baldwin, Inc.	64,100	2,391,571
Alexander’s, Inc.	3,300	1,141,008
Altisource Residential Corp.	82,800	2,328,336
American Assets Trust, Inc.	52,100	1,768,795
American Capital Mortgage Investment Corp.	76,700	1,518,660
American Realty Capital Properties, Inc.	702,700	9,198,343
American Residential Properties, Inc. *	19,500	350,415
AmREIT, Inc., Class B	28,100	468,146
Anworth Mortgage Asset Corp.	226,500	1,223,100
Apollo Commercial Real Estate Finance, Inc.	52,600	894,726
Apollo Residential Mortgage, Inc.	51,700	834,955
Ares Commercial Real Estate Corp.	30,500	389,180
Armada Hoffler Properties, Inc.	27,100	262,328
ARMOUR Residential REIT, Inc.	558,800	2,369,312
Ashford Hospitality Prime, Inc.	26,920	412,953
Ashford Hospitality Trust, Inc.	101,000	1,036,260
Associated Estates Realty Corp.	88,100	1,478,318
AV Homes, Inc. *	15,600	267,228
Aviv REIT, Inc.	21,700	572,663
Campus Crest Communities, Inc.	92,100	792,981
Capstead Mortgage Corp.	141,200	1,804,536
CatchMark Timber Trust, Inc., Class A (c)	18,100	243,988
Cedar Realty Trust, Inc.	103,100	638,189
Chambers Street Properties	354,900	2,764,671
Chatham Lodging Trust	37,900	770,507
Chesapeake Lodging Trust	74,300	2,005,357
Colony Financial, Inc.	138,000	3,001,500
Consolidated-Tomoka Land Co.	8,300	328,099
CoreSite Realty Corp.	31,300	952,146
Cousins Properties, Inc.	249,273	2,899,045
CubeSmart	209,700	3,900,420
CyrusOne, Inc.	27,100	542,000
CYS Investments, Inc.	261,600	2,249,760
DCT Industrial Trust, Inc.	472,300	3,693,386
DiamondRock Hospitality Co.	288,917	3,545,012
DuPont Fabros Technology, Inc.	94,000	2,277,620
Dynex Capital, Inc.	76,500	656,370
EastGroup Properties, Inc.	44,790	2,832,967
Education Realty Trust, Inc.	173,000	1,764,600
Ellington Residential Mortgage REIT	9,200	150,328
Empire State Realty Trust, Inc., Class A	127,900	1,956,870
EPR Properties	76,400	4,095,804
Equity One, Inc.	90,337	2,035,293
Excel Trust, Inc.	77,500	978,050
FelCor Lodging Trust, Inc.	186,400	1,720,472
First Industrial Realty Trust, Inc.	159,800	2,935,526
First Potomac Realty Trust	90,700	1,181,821
Forestar Group, Inc. *	49,700	847,385
Franklin Street Properties Corp.	134,065	1,632,912
Getty Realty Corp.	39,242	742,459
Gladstone Commercial Corp.	24,300	428,652
Glimcher Realty Trust	216,800	2,209,192
Government Properties Income Trust	82,100	2,089,445
Gramercy Property Trust, Inc.	84,600	441,612
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,000	277,620
Healthcare Realty Trust, Inc.	142,081	3,573,337
Hersha Hospitality Trust	311,200	1,808,072
Highwoods Properties, Inc.	133,900	5,402,865
Hudson Pacific Properties, Inc.	73,600	1,733,280
Inland Real Estate Corp.	133,336	1,393,361
Invesco Mortgage Capital, Inc.	199,700	3,328,999
Investors Real Estate Trust	153,200	1,335,904
iStar Financial, Inc. *	125,500	1,864,930
JAVELIN Mortgage Investment Corp.	18,700	247,027
Kennedy-Wilson Holdings, Inc.	95,000	2,074,800
Kite Realty Group Trust	189,500	1,174,900
LaSalle Hotel Properties	156,426	5,174,572
Lexington Realty Trust	268,084	2,884,584
LTC Properties, Inc.	53,067	2,049,978
Medical Properties Trust, Inc.	256,100	3,457,350
Monmouth Real Estate Investment Corp., Class A	73,900	693,921
National Health Investors, Inc.	44,268	2,730,893
New Residential Investment Corp.	376,700	2,297,870
New York Mortgage Trust, Inc.	135,700	1,000,109
NorthStar Realty Finance Corp.	488,600	7,827,372

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
One Liberty Properties, Inc.	18,700	413,831
Parkway Properties, Inc.	86,493	1,631,258
Pebblebrook Hotel Trust	90,800	3,127,152
Pennsylvania Real Estate Investment Trust	103,812	1,718,089
PennyMac Mortgage Investment Trust	104,700	2,454,168
Physicians Realty Trust	29,200	400,624
Potlatch Corp.	60,403	2,309,207
PS Business Parks, Inc.	28,438	2,439,127
QTS Realty Trust, Inc.	20,400	555,900
RAIT Financial Trust	119,300	975,874
Ramco-Gershenson Properties Trust	96,600	1,591,968
RE/MAX Holdings, Inc.	16,800	474,096
Redwood Trust, Inc.	123,500	2,692,300
Resource Capital Corp.	198,300	1,090,650
Retail Opportunity Investments Corp.	109,500	1,712,580
Rexford Industrial Realty, Inc.	24,200	344,124
RLJ Lodging Trust	186,300	4,968,621
Rouse Properties, Inc.	43,100	723,649
Ryman Hospitality Properties, Inc. (c)	65,650	2,990,357
Sabra Health Care REIT, Inc.	56,066	1,680,298
Saul Centers, Inc.	10,800	495,612
Select Income REIT	31,200	960,336
Silver Bay Realty Trust Corp.	21,733	325,560
Sovran Self Storage, Inc.	46,726	3,546,503
STAG Industrial, Inc.	68,200	1,604,746
Strategic Hotels & Resorts, Inc. *	269,800	2,911,142
Summit Hotel Properties, Inc.	113,900	1,031,934
Sun Communities, Inc.	60,300	2,747,871
Sunstone Hotel Investors, Inc.	273,310	3,911,066
Tejon Ranch Co. *	19,092	592,043
Terreno Realty Corp.	35,600	650,412
The Geo Group, Inc.	106,780	3,580,333
UMH Properties, Inc.	31,900	314,215
Universal Health Realty Income Trust	16,900	717,067
Urstadt Biddle Properties, Inc., Class A	34,600	706,186
Washington Real Estate Investment Trust	100,100	2,448,446
Western Asset Mortgage Capital Corp. (c)	59,656	881,119
Whitestone REIT	30,700	430,721
Winthrop Realty Trust	46,700	649,130
ZAIS Financial Corp.	8,000	131,920

		208,889,529

Retailing 3.8%
1-800-Flowers.com, Inc., Class A *	34,800	189,660
Aeropostale, Inc. *(c)	115,000	571,550
America’s Car-Mart, Inc. *	11,500	415,610
ANN, Inc. *	69,000	2,704,110
Asbury Automotive Group, Inc. *	47,100	2,907,954
Barnes & Noble, Inc. *	57,600	944,640
bebe stores, Inc.	51,449	259,817
Big 5 Sporting Goods Corp.	22,600	275,946
Blue Nile, Inc. *	19,000	659,870
Body Central Corp. *(c)	22,200	23,088
Brown Shoe Co., Inc.	67,275	1,587,017
Burlington Stores, Inc. *	22,200	576,978
Christopher & Banks Corp. *	51,800	323,232
Citi Trends, Inc. *	20,100	341,499
Conn’s, Inc. *(c)	34,700	1,534,781
Core-Mark Holding Co., Inc.	18,200	1,465,828
Destination Maternity Corp.	18,400	453,744
Destination XL Group, Inc. *	56,400	304,560
Express, Inc. *	128,500	1,872,245
Five Below, Inc. *	49,500	1,995,345
Francesca’s Holdings Corp. *	62,800	1,027,408
Fred’s, Inc., Class A	52,800	962,016
FTD Cos., Inc. *	28,097	852,463
Genesco, Inc. *	36,244	2,767,954
Gordmans Stores, Inc.	11,600	52,084
Group 1 Automotive, Inc.	32,400	2,337,012
Haverty Furniture Cos, Inc.	30,300	773,862
hhgregg, Inc. *(c)	18,300	157,746
Hibbett Sports, Inc. *	39,875	2,147,269
HSN, Inc.	50,200	2,913,608
Jos. A. Bank Clothiers, Inc. *	41,718	2,692,897
Kirkland’s, Inc. *	22,400	383,264
Lithia Motors, Inc., Class A	33,700	2,503,236
Lumber Liquidators Holdings, Inc. *	41,600	3,625,856
MarineMax, Inc. *	37,700	605,462
Mattress Firm Holding Corp. *(c)	19,200	867,648
Monro Muffler Brake, Inc.	45,750	2,580,300
New York & Co., Inc. *	36,400	152,516
Nutrisystem, Inc.	39,948	599,220
Office Depot, Inc. *	717,310	2,933,798
Orbitz Worldwide, Inc. *	41,700	306,495
Outerwall, Inc. *(c)	33,000	2,288,550
Overstock.com, Inc. *	15,500	248,310
Pacific Sunwear of California, Inc. *	65,800	189,504
Penske Automotive Group, Inc.	62,616	2,871,570
PetMed Express, Inc.	29,500	386,155
Pier 1 Imports, Inc.	133,800	2,443,188
Pool Corp.	69,877	4,124,141
RadioShack Corp. *(c)	136,500	195,195
Rent-A-Center, Inc.	79,105	2,310,657
Restoration Hardware Holdings, Inc. *	27,200	1,697,008
RetailMeNot, Inc. *	13,400	399,454
Sears Hometown & Outlet Stores, Inc. *	12,300	290,403
Select Comfort Corp. *	86,700	1,595,280
Shoe Carnival, Inc.	24,850	567,574
Shutterfly, Inc. *	56,600	2,316,638
Sonic Automotive, Inc., Class A	61,100	1,487,174
Stage Stores, Inc.	46,827	898,142
Stein Mart, Inc.	44,300	553,750
Systemax, Inc. *	14,500	250,705
The Bon-Ton Stores, Inc. (c)	19,300	212,300
The Buckle, Inc. (c)	41,664	1,957,791
The Cato Corp., Class A	42,204	1,202,392
The Children’s Place Retail Stores, Inc.	34,913	1,675,824

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Container Store Group, Inc. *(c)	20,900	576,631
The Finish Line, Inc., Class A	71,619	1,971,671
The Men’s Wearhouse, Inc.	71,100	3,368,718
The Pep Boys - Manny, Moe & Jack *	84,700	865,634
The Wet Seal, Inc., Class A *(c)	121,200	136,956
Tile Shop Holdings, Inc. *	26,300	370,699
Tilly’s, Inc., Class A *	12,600	142,380
Trans World Entertainment Corp.	42,800	139,956
Tuesday Morning Corp. *	65,800	919,884
ValueVision Media, Inc., Class A *	56,000	262,080
Vitacost.com, Inc. *	30,300	202,101
Vitamin Shoppe, Inc. *	45,400	2,173,752
VOXX International Corp. *	31,300	367,775
West Marine, Inc. *	24,500	262,150
Weyco Group, Inc.	9,100	228,319
Winmark Corp.	3,000	227,580
Zale Corp. *	46,300	990,357
Zumiez, Inc. *	30,100	735,945

		94,753,881

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	57,600	1,260,288
Alpha & Omega Semiconductor Ltd. *	28,000	201,600
Ambarella, Inc. *(c)	30,400	755,440
Amkor Technology, Inc. *	116,018	922,343
ANADIGICS, Inc. *	117,100	146,375
Applied Micro Circuits Corp. *	104,365	1,013,384
Audience, Inc. *	13,700	157,550
Axcelis Technologies, Inc. *	142,100	254,359
Brooks Automation, Inc.	105,331	1,077,536
Cabot Microelectronics Corp. *	35,700	1,548,309
Cavium, Inc. *	76,100	3,224,357
Ceva, Inc. *	33,700	546,951
Cirrus Logic, Inc. *	92,700	2,067,210
Cohu, Inc.	32,200	331,660
Cypress Semiconductor Corp. *	234,900	2,224,503
Diodes, Inc. *	54,281	1,431,390
DSP Group, Inc. *	31,400	249,944
Entegris, Inc. *	208,200	2,308,938
Entropic Communications, Inc. *	143,000	527,670
Exar Corp. *	58,500	632,970
FormFactor, Inc. *	76,873	442,020
GSI Technology, Inc. *	27,000	171,450
GT Advanced Technologies, Inc. *(c)	203,300	3,376,813
Hittite Microwave Corp.	46,609	2,766,710
Inphi Corp. *	37,200	550,188
Integrated Device Technology, Inc. *	197,400	2,303,658
Integrated Silicon Solution, Inc. *	46,000	665,160
Intermolecular, Inc. *	51,000	138,720
International Rectifier Corp. *	102,800	2,676,912
Intersil Corp., Class A	190,700	2,353,238
IXYS Corp.	32,400	349,596
Kopin Corp. *	100,300	326,978
Lattice Semiconductor Corp. *	170,200	1,433,084
LTX-Credence Corp. *	66,300	638,469
M/A-COM Technology Solutions Holdings, Inc. *	15,100	264,401
MaxLinear, Inc., Class A *	41,800	328,966
Micrel, Inc.	67,505	672,350
Microsemi Corp. *	137,419	3,232,095
MKS Instruments, Inc.	81,399	2,291,382
Monolithic Power Systems, Inc. *	58,100	2,155,510
MoSys, Inc. *	80,900	316,319
Nanometrics, Inc. *	32,200	523,572
NeoPhotonics Corp. *	26,800	154,636
NVE Corp. *	6,400	336,064
OmniVision Technologies, Inc. *	77,873	1,520,860
PDF Solutions, Inc. *	35,700	670,089
Peregrine Semiconductor Corp. *(c)	37,700	202,449
Pericom Semiconductor Corp. *	33,500	270,345
Photronics, Inc. *	85,200	739,536
PLX Technology, Inc. *	76,400	443,120
PMC-Sierra, Inc. *	305,600	2,090,304
Power Integrations, Inc.	43,362	2,047,987
Rambus, Inc. *	167,900	2,029,911
RF Micro Devices, Inc. *	423,000	3,570,120
Rubicon Technology, Inc. *(c)	32,500	329,225
Rudolph Technologies, Inc. *	46,700	425,437
Semtech Corp. *	100,229	2,403,491
Sigma Designs, Inc. *	43,000	162,110
Silicon Image, Inc. *	113,600	637,296
Spansion, Inc., Class A *	75,000	1,337,250
SunEdison, Inc. *	402,400	7,738,152
SunPower Corp. *(c)	63,200	2,112,144
Synaptics, Inc. *	49,500	3,076,425
Tessera Technologies, Inc.	76,490	1,677,426
TriQuint Semiconductor, Inc. *	246,900	3,501,042
Ultra Clean Holdings, Inc. *	31,900	271,788
Ultratech, Inc. *	40,000	1,064,800
Veeco Instruments, Inc. *	60,200	2,225,594

		89,897,969

Software & Services 8.2%
ACI Worldwide, Inc. *	59,215	3,384,137
Actuate Corp. *	67,700	381,151
Acxiom Corp. *	110,176	3,111,370
Advent Software, Inc.	50,528	1,456,217
American Software, Inc., Class A	42,400	408,736
Angie’s List, Inc. *	60,200	680,862
Aspen Technology, Inc. *	140,300	6,031,497
AVG Technologies NV *	34,100	638,693
Bankrate, Inc. *	66,600	1,166,832
Barracuda Networks, Inc. *(c)	6,000	154,980
Bazaarvoice, Inc. *	68,500	460,320
Benefitfocus, Inc. *(c)	7,400	239,760
Blackbaud, Inc.	69,469	2,115,331
Blackhawk Network Holdings, Inc. *(c)	75,400	1,808,846
Blucora, Inc. *	63,100	1,214,675
Bottomline Technologies de, Inc. *	56,700	1,793,988
Brightcove, Inc. *	40,100	345,662
BroadSoft, Inc. *	42,200	1,071,036
CACI International, Inc., Class A *	34,900	2,430,785
Callidus Software, Inc. *	64,000	610,880

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Carbonite, Inc. *	15,500	153,295
Cardtronics, Inc. *	67,100	2,246,508
Care.com, Inc. *(c)	9,800	120,050
Cass Information Systems, Inc.	15,640	789,976
ChannelAdvisor Corp. *	8,500	223,040
Chegg, Inc. *(c)	21,800	114,886
CIBER, Inc. *	100,000	432,000
CommVault Systems, Inc. *	69,800	3,378,320
Computer Task Group, Inc.	20,200	319,362
comScore, Inc. *	55,200	1,729,416
Comverse, Inc. *	32,070	799,826
Constant Contact, Inc. *	44,200	1,143,012
Convergys Corp.	160,300	3,452,862
Conversant, Inc. *	100,900	2,465,996
Cornerstone OnDemand, Inc. *	59,800	2,198,248
CoStar Group, Inc. *	42,675	6,865,981
Covisint Corp. *(c)	10,700	75,542
CSG Systems International, Inc.	51,100	1,346,996
Cvent, Inc. *	9,200	253,276
Cyan, Inc. *(c)	39,400	164,692
Datalink Corp. *	27,300	350,532
Dealertrack Technologies, Inc. *	64,736	2,957,788
Demand Media, Inc. *	51,600	214,656
Demandware, Inc. *	28,500	1,414,455
Dice Holdings, Inc. *	64,900	496,485
Digimarc Corp.	10,300	340,106
Digital River, Inc. *	52,800	807,312
E2open, Inc. *	25,300	436,931
EarthLink Holdings Corp.	147,381	502,569
Ebix, Inc. (c)	44,300	699,054
eGain Corp. *	18,600	121,644
Ellie Mae, Inc. *	41,700	1,017,063
Endurance International Group Holdings Inc *(c)	31,600	399,740
Envestnet, Inc. *	34,600	1,275,010
EPAM Systems, Inc. *	33,500	1,042,855
Epiq Systems, Inc.	48,700	622,873
ePlus, Inc. *	5,200	260,208
Euronet Worldwide, Inc. *	76,136	3,501,495
EVERTEC, Inc.	42,100	991,034
ExlService Holdings, Inc. *	51,300	1,451,533
Fair Isaac Corp.	53,100	3,037,320
FleetMatics Group plc *	25,300	759,759
Forrester Research, Inc.	19,717	698,573
Gigamon, Inc. *	11,100	175,047
Global Cash Access Holdings, Inc. *	104,100	687,060
Global Eagle Entertainment, Inc. *	41,200	454,436
Glu Mobile, Inc. *(c)	92,400	369,600
Gogo, Inc. *(c)	15,700	212,264
Guidance Software, Inc. *	31,700	291,957
Guidewire Software, Inc. *	73,000	2,756,480
Heartland Payment Systems, Inc.	54,500	2,231,230
Higher One Holdings, Inc. *	43,800	262,362
iGATE Corp. *	52,840	1,933,944
Imperva, Inc. *	30,800	704,704
Infoblox, Inc. *	80,300	1,575,486
Interactive Intelligence Group, Inc. *	23,500	1,470,395
Internap Network Services Corp. *	75,700	508,704
Intralinks Holdings, Inc. *	61,900	566,385
j2 Global, Inc.	67,928	3,149,142
Jive Software, Inc. *	56,400	421,872
Limelight Networks, Inc. *	90,900	188,163
Lionbridge Technologies, Inc. *	82,500	485,100
Liquidity Services, Inc. *(c)	35,400	610,650
LivePerson, Inc. *	78,700	779,130
LogMeIn, Inc. *	38,400	1,745,280
Luxoft Holding, Inc. *	6,700	180,833
Manhattan Associates, Inc. *	114,988	3,625,572
ManTech International Corp., Class A	34,500	1,029,135
Marchex, Inc., Class B	36,700	339,475
Marin Software, Inc. *	13,100	122,878
Marketo, Inc. *	9,900	268,686
Mavenir Systems, Inc. *	10,300	153,676
MAXIMUS, Inc.	101,496	4,320,685
Mentor Graphics Corp.	140,967	2,918,017
MicroStrategy, Inc., Class A *	13,662	1,658,977
Millennial Media, Inc. *(c)	50,300	321,417
Mitek Systems, Inc. *(c)	31,700	103,342
Model N, Inc. *	11,600	104,516
ModusLink Global Solutions, Inc. *	58,700	237,148
MoneyGram International, Inc. *	29,500	389,400
Monotype Imaging Holdings, Inc.	58,600	1,547,626
Monster Worldwide, Inc. *	166,500	1,147,185
Move, Inc. *	57,400	613,606
Net Element International, Inc. *(c)	18,500	41,255
Netscout Systems, Inc. *	55,400	2,158,384
NIC, Inc.	96,800	1,775,312
OpenTable, Inc. *	34,500	2,317,020
Pegasystems, Inc.	53,200	881,524
Perficient, Inc. *	47,700	871,479
Planet Payment, Inc. *	60,600	159,378
PRGX Global, Inc. *	41,500	266,845
Progress Software Corp. *	80,320	1,723,667
Proofpoint, Inc. *	33,400	849,696
PROS Holdings, Inc. *	34,000	931,600
PTC, Inc. *	178,800	6,324,156
QAD, Inc., Class A	8,800	167,640
Qlik Technologies, Inc. *	129,800	2,853,004
Qualys, Inc. *	21,200	408,948
QuinStreet, Inc. *	44,900	273,890
Rally Software Development Corp. *	9,800	128,184
RealNetworks, Inc. *	28,257	213,058
RealPage, Inc. *	71,900	1,276,225
Reis, Inc. *	11,900	195,874
Rocket Fuel, Inc. *(c)	7,100	227,697
Rosetta Stone, Inc. *	14,700	175,077
Sapiens International Corp. N.V. *	28,400	223,508
Sapient Corp. *	163,663	2,662,797
SciQuest, Inc. *	38,300	918,434
Seachange International, Inc. *	46,700	437,579
ServiceSource International, Inc. *	87,100	543,504
Shutterstock, Inc. *	10,600	768,606
Silver Spring Networks, Inc. *	8,400	125,832
Spark Networks, Inc. *(c)	25,100	113,703
SPS Commerce, Inc. *	23,400	1,212,120

34 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SS&C Technologies Holdings, Inc. *	87,500	3,405,500
Stamps.com, Inc. *	19,400	673,374
support.com, Inc. *	64,900	160,303
Sykes Enterprises, Inc. *	59,793	1,183,303
Synchronoss Technologies, Inc. *	45,200	1,375,888
Syntel, Inc. *	22,900	1,839,328
Take-Two Interactive Software, Inc. *	120,504	2,455,871
Tangoe, Inc. *	44,200	664,768
TechTarget, Inc. *	19,000	121,980
TeleCommunication Systems, Inc., Class A *	67,800	172,890
Telenav, Inc. *	22,100	135,473
TeleTech Holdings, Inc. *	28,400	685,292
Textura, Corp. *(c)	7,500	133,575
The Hackett Group, Inc.	40,800	244,800
The Ultimate Software Group, Inc. *	40,900	4,892,867
TiVo, Inc. *	190,703	2,261,738
Travelzoo, Inc. *	9,800	175,812
Tremor Video, Inc. *(c)	37,900	170,929
Trulia, Inc. *(c)	42,405	1,441,770
Tyler Technologies, Inc. *	47,100	3,845,715
Unisys Corp. *	76,450	1,863,086
United Online, Inc.	20,069	237,818
Unwired Planet, Inc. *	122,695	279,745
Varonis Systems, Inc. *	7,900	199,633
VASCO Data Security International, Inc. *	40,200	458,682
Verint Systems, Inc. *	78,005	3,414,279
VirnetX Holding Corp. *(c)	65,700	1,034,775
Virtusa Corp. *	33,300	1,097,901
Vistaprint N.V. *	48,600	1,918,242
Vocus, Inc. *	28,300	508,834
Vringo, Inc. *(c)	95,600	391,004
Web.com Group, Inc. *	63,500	1,950,085
WebMD Health Corp. *	43,800	1,931,142
WEX, Inc. *	57,976	5,563,957
Wix.com Ltd. *(c)	12,100	247,929
XO Group, Inc. *	39,800	422,676
Xoom Corp. *	10,400	232,024
Yelp, Inc. *	48,500	2,828,520
YuMe, Inc. *(c)	12,100	80,949
Zillow, Inc., Class A *(c)	34,900	3,793,630
Zix Corp. *	88,900	291,592

		207,853,277

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	88,500	1,985,055
Aeroflex Holding Corp. *	26,600	203,490
Agilysys, Inc. *	24,000	300,960
Alliance Fiber Optic Products, Inc. (c)	16,400	315,208
Anixter International, Inc.	40,600	3,977,988
Applied Optoelectronics, Inc. *	7,800	175,500
ARRIS Group, Inc. *	172,860	4,509,917
Aruba Networks, Inc. *	169,900	3,358,923
Aviat Networks, Inc. *	81,200	122,612
Badger Meter, Inc.	22,203	1,100,159
Bel Fuse, Inc., Class B	14,100	306,816
Belden, Inc.	66,300	4,893,603
Benchmark Electronics, Inc. *	81,294	1,884,395
Black Box Corp.	24,092	512,196
CalAmp Corp. *	53,500	949,625
Calix, Inc. *	58,800	518,028
Checkpoint Systems, Inc. *	61,644	787,194
Ciena Corp. *	150,100	2,967,477
Cognex Corp. *	130,418	4,490,292
Coherent, Inc. *	36,651	2,188,431
Comtech Telecommunications Corp.	24,500	777,875
Control4 Corp. *	7,000	123,620
Cray, Inc. *	59,800	1,716,858
CTS Corp.	52,200	928,638
Daktronics, Inc.	59,300	772,086
Digi International, Inc. *	33,900	300,354
DTS, Inc. *	24,942	464,171
Electro Rent Corp.	25,200	406,980
Electro Scientific Industries, Inc.	39,800	337,504
Electronics for Imaging, Inc. *	68,609	2,592,734
Emulex Corp. *	129,190	923,708
Extreme Networks, Inc. *	135,200	773,344
Fabrinet *	40,400	872,640
FARO Technologies, Inc. *	25,200	1,005,480
FEI Co.	62,400	4,962,048
Finisar Corp. *	138,400	3,619,160
Fusion-io, Inc. *	118,400	1,021,792
GSI Group, Inc. *	48,200	585,148
Harmonic, Inc. *	160,700	1,129,721
Hutchinson Technology, Inc. *	33,400	92,852
II-VI, Inc. *	76,900	1,107,360
Imation Corp. *	63,000	272,160
Immersion Corp. *	38,200	433,188
Infinera Corp. *	176,300	1,579,648
Insight Enterprises, Inc. *	65,500	1,710,860
InterDigital, Inc.	62,700	2,176,944
InvenSense, Inc. *(c)	87,300	1,879,569
Itron, Inc. *	59,100	2,245,800
Ixia *	80,464	999,363
Kemet Corp. *	59,100	296,091
KVH Industries, Inc. *	19,900	268,849
Littelfuse, Inc.	33,200	3,006,260
Maxwell Technologies, Inc. *	43,400	653,604
Measurement Specialties, Inc. *	23,400	1,505,790
Mercury Systems, Inc. *	44,600	622,616
Mesa Laboratories, Inc.	3,600	308,520
Methode Electronics, Inc.	56,700	1,572,858
MTS Systems Corp.	23,775	1,532,774
Multi-Fineline Electronix, Inc. *	12,100	149,798
Neonode, Inc. *(c)	51,200	273,920
NETGEAR, Inc. *	58,500	1,889,550
Newport Corp. *	57,700	1,077,836
Numerex Corp., Class A *	25,600	262,400
Oplink Communications, Inc. *	26,200	449,068
OSI Systems, Inc. *	30,100	1,679,881
Park Electrochemical Corp.	29,300	781,138
Parkervision, Inc. *(c)	144,400	658,464
PC Connection, Inc.	12,500	250,125
PC-Tel, Inc.	25,400	209,550
Plantronics, Inc.	64,093	2,792,532
Plexus Corp. *	51,962	2,178,247
Procera Networks, Inc. *	28,000	259,280

See financial notes 35

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
QLogic Corp. *	130,100	1,506,558
Quantum Corp. *	321,700	347,436
Radisys Corp. *	38,000	121,600
RealD, Inc. *	60,400	661,984
Richardson Electronics Ltd.	18,900	189,378
Rofin-Sinar Technologies, Inc. *	40,036	888,799
Rogers Corp. *	26,167	1,570,543
Ruckus Wireless, Inc. *	67,100	701,195
Sanmina Corp. *	126,200	2,555,550
ScanSource, Inc. *	40,578	1,558,601
ShoreTel, Inc. *	83,900	633,445
Silicon Graphics International Corp. *	53,400	645,072
Sonus Networks, Inc. *	309,258	1,011,274
Speed Commerce, Inc. *	57,100	188,430
Super Micro Computer, Inc. *	45,400	924,344
SYNNEX Corp. *	38,600	2,600,868
Tessco Technologies, Inc.	7,400	243,386
TTM Technologies, Inc. *	72,500	572,025
Ubiquiti Networks, Inc. *	20,100	778,473
Uni-Pixel, Inc. *(c)	14,400	78,768
Universal Display Corp. *(c)	62,200	1,620,310
ViaSat, Inc. *	59,119	3,796,031
Viasystems Group, Inc. *	7,000	84,140
Violin Memory, Inc. *(c)	33,700	121,320
Vishay Precision Group, Inc. *	16,500	267,795
Westell Technologies, Inc., Class A *	71,100	231,786
Zygo Corp. *	23,500	452,140

		118,389,876

Telecommunication Services 0.7%
8x8, Inc. *	127,000	1,231,900
Atlantic Tele-Network, Inc.	15,300	905,301
Boingo Wireless, Inc. *	21,700	143,220
Cbeyond, Inc. *	37,400	369,886
Cincinnati Bell, Inc. *	303,745	1,017,546
Cogent Communications Group, Inc.	70,700	2,437,029
Consolidated Communications Holdings, Inc.	62,825	1,251,474
FairPoint Communications, Inc. *	28,900	394,196
General Communication, Inc., Class A *	50,300	525,132
Hawaiian Telcom Holdco, Inc. *	14,100	375,342
HickoryTech Corp.	17,900	212,473
IDT Corp., Class B	23,500	372,240
inContact, Inc. *	76,100	627,825
Inteliquent, Inc.	46,400	632,896
Iridium Communications, Inc. *	91,500	610,305
Lumos Networks Corp.	25,400	335,534
magicJack VocalTec Ltd. *(c)	26,400	466,752
NII Holdings, Inc. *(c)	245,200	210,847
NTELOS Holdings Corp. (c)	26,050	359,230
ORBCOMM, Inc. *	60,900	381,843
Premiere Global Services, Inc. *	70,000	890,400
RingCentral, Inc. *	12,500	189,500
Shenandoah Telecommunications Co.	34,800	975,444
Straight Path Communications, Inc., Class B *	11,750	82,250
Towerstream Corp. *(c)	103,600	191,660
USA Mobility, Inc.	36,500	625,245
Vonage Holdings Corp. *	233,000	894,720

		16,710,190

Transportation 1.8%
Air Transport Services Group, Inc. *	72,100	564,543
Allegiant Travel Co.	22,700	2,666,115
ArcBest Corp.	39,372	1,552,044
Atlas Air Worldwide Holdings, Inc. *	37,400	1,308,626
Celadon Group, Inc.	32,600	750,126
Echo Global Logistics, Inc. *	25,400	496,824
Forward Air Corp.	45,682	2,020,515
Hawaiian Holdings, Inc. *	75,200	1,086,640
Heartland Express, Inc.	67,500	1,468,800
Hub Group, Inc., Class A *	56,092	2,504,508
International Shipholding Corp.	7,300	196,662
JetBlue Airways Corp. *	366,100	2,894,020
Knight Transportation, Inc.	88,400	2,097,732
Marten Transport Ltd.	37,700	884,442
Matson, Inc.	65,600	1,554,064
Park-Ohio Holdings Corp. *	13,800	805,782
Patriot Transportation Holding, Inc. *	8,700	303,456
Quality Distribution, Inc. *	29,300	368,301
Republic Airways Holdings, Inc. *	74,100	615,771
Roadrunner Transportation Systems, Inc. *	29,200	719,196
Saia, Inc. *	35,100	1,445,067
Scorpio Bulkers, Inc. *	197,400	1,766,730
SkyWest, Inc.	73,612	853,899
Spirit Airlines, Inc. *	90,600	5,149,704
Swift Transportation Co. *	124,600	2,996,630
Ultrapetrol Bahamas Ltd. *	33,800	95,654
Universal Truckload Services, Inc.	7,300	180,018
UTi Worldwide, Inc.	136,800	1,339,272
Werner Enterprises, Inc.	68,543	1,754,701
Wesco Aircraft Holdings, Inc. *	64,400	1,304,744
XPO Logistics, Inc. *	76,469	2,075,369
YRC Worldwide, Inc. *(c)	47,200	1,058,696

		44,878,651

Utilities 3.2%
ALLETE, Inc.	63,390	3,281,066
American States Water Co.	59,800	1,815,528
Artesian Resources Corp., Class A	10,500	231,210
Atlantic Power Corp. (c)	168,900	501,633
Avista Corp.	89,512	2,877,811
Black Hills Corp.	66,298	3,828,709
California Water Service Group	71,574	1,610,415
Chesapeake Utilities Corp.	13,800	872,988
Cleco Corp.	90,600	4,761,030
Connecticut Water Service, Inc.	15,000	487,500
Consolidated Water Co., Ltd.	19,500	226,590
Delta Natural Gas Co., Inc.	9,300	177,351
Dynegy, Inc. *	148,200	4,216,290
El Paso Electric Co.	61,516	2,326,535

36 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genie Energy Ltd., Class B *	18,600	150,660
IDACORP, Inc.	74,800	4,199,272
MGE Energy, Inc.	50,940	1,946,927
Middlesex Water Co.	26,200	532,646
New Jersey Resources Corp.	62,700	3,118,071
Northwest Natural Gas Co.	39,895	1,766,152
NorthWestern Corp.	56,712	2,743,726
NRG Yield, Inc., Class A	35,400	1,516,536
Ormat Technologies, Inc.	27,700	739,036
Otter Tail Corp.	54,909	1,608,834
Pattern Energy Group, Inc.	26,700	715,560
Piedmont Natural Gas Co., Inc.	111,600	3,994,164
PNM Resources, Inc.	118,200	3,271,776
Portland General Electric Co.	113,400	3,795,498
Pure Cycle Corp. *(c)	24,500	137,445
SJW Corp.	24,600	669,858
South Jersey Industries, Inc.	47,860	2,749,557
Southwest Gas Corp.	68,996	3,795,470
The Empire District Electric Co.	62,100	1,510,272
The Laclede Group, Inc.	49,277	2,336,223
UIL Holdings Corp.	84,010	3,085,687
Unitil Corp.	22,100	733,720
UNS Energy Corp.	63,117	3,790,807
WGL Holdings, Inc.	77,600	3,087,704
York Water Co.	17,000	340,170

		79,550,427

Total Common Stock
(Cost $1,658,448,442)		2,422,381,678

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR *(a)(b)	8,400	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(a)(b)	84,700	213,444

Total Rights
(Cost $213,444)		213,444

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)	24,500	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.1%
Citibank
0.03%, 05/01/14	3,231,163	3,231,163
DNB
0.03%, 05/01/14	74,674,338	74,674,338

		77,905,501

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.05%, 06/19/14 (d)(e)	4,000,000	3,999,728

Total Short-Term Investments
(Cost $81,905,229)		81,905,229

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 4.9% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	122,988,021	122,988,021

Total Collateral Invested for Securities on Loan
(Cost $122,988,021)		122,988,021

End of Collateral Invested for Securities on Loan.

At 04/30/14 tax basis cost of the fund’s investments was $1,748,601,497 and the unrealized appreciation and depreciation were $874,737,824 and ($118,838,970), respectively, with a net unrealized appreciation of $755,898,854.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $213,444 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $119,586,498.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

See financial notes 37

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	810	91,011,600	(2,559,487)

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	2,186,360,928	3,522,081,897
0.0%	Rights	32,982	32,760
0.0%	Warrants	—	—
2.8%	Short-Term Investments	101,893,219	101,893,219

99.8%	Total Investments	2,288,287,129	3,624,007,876
0.7%	Collateral Invested for Securities on Loan	26,681,531	26,681,531
(0.5%)	Other Assets and Liabilities, Net		(19,603,489)

100.0%	Net Assets		3,631,085,918

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	13,400	236,510
Autoliv, Inc.	15,800	1,611,284
BorgWarner, Inc.	39,100	2,429,674
Cooper Tire & Rubber Co.	8,900	223,835
Dana Holding Corp.	24,800	525,016
Delphi Automotive plc	46,100	3,081,324
Dorman Products, Inc. *	5,000	287,750
Drew Industries, Inc.	5,400	271,728
Federal-Mogul Holdings Corp. *	12,900	222,138
Ford Motor Co.	665,636	10,750,021
General Motors Co.	220,000	7,585,600
Gentex Corp.	23,700	679,479
Harley-Davidson, Inc.	36,500	2,698,810
Johnson Controls, Inc.	113,100	5,105,334
Lear Corp.	14,000	1,162,840
Modine Manufacturing Co. *	12,100	199,408
Standard Motor Products, Inc.	7,500	284,925
Stoneridge, Inc. *	13,100	140,039
Strattec Security Corp.	1,500	100,215
Tenneco, Inc. *	10,080	603,490
Tesla Motors, Inc. *	13,600	2,827,304
The Goodyear Tire & Rubber Co.	40,500	1,020,600
Thor Industries, Inc.	7,500	456,525
TRW Automotive Holdings Corp. *	20,400	1,639,140
Visteon Corp. *	8,000	694,480
Winnebago Industries, Inc. *	7,400	176,860

		45,014,329

Banks 5.8%
1st Source Corp.	5,528	163,021
Ameris Bancorp *	6,348	135,022
Arrow Financial Corp.	3,390	84,852
Associated Banc-Corp.	25,000	438,750
Astoria Financial Corp.	19,300	255,918
BancFirst Corp.	2,300	133,883
BancorpSouth, Inc.	16,112	376,376
Bank Mutual Corp.	18,268	109,973
Bank of America Corp.	1,783,756	27,006,066
Bank of Hawaii Corp.	6,500	358,605
Bank of the Ozarks, Inc.	5,600	335,440
BankUnited, Inc.	14,800	488,252
Banner Corp.	5,571	220,277
BB&T Corp.	120,258	4,489,231
BBCN Bancorp, Inc.	19,100	294,331
Beneficial Mutual Bancorp, Inc. *	9,000	117,360
Berkshire Hills Bancorp, Inc.	8,000	187,440
BOK Financial Corp.	3,740	244,671
Boston Private Financial Holdings, Inc.	20,729	259,320
Brookline Bancorp, Inc.	11,705	106,281
Bryn Mawr Bank Corp.	3,400	92,752
Camden National Corp.	2,500	95,425
Capital Bank Financial Corp., Class A *	10,300	245,655
Capital City Bank Group, Inc.	6,875	95,562
Capitol Federal Financial, Inc.	21,963	264,435
Cardinal Financial Corp.	3,700	62,160
Cathay General Bancorp	9,200	217,120
Central Pacific Financial Corp.	10,269	192,749
Century Bancorp, Inc., Class A	800	26,800
Chemical Financial Corp.	8,683	243,732
CIT Group, Inc.	33,100	1,424,955
Citigroup, Inc.	512,528	24,555,216
City Holding Co.	4,800	206,352
City National Corp.	7,800	566,046
Columbia Banking System, Inc.	9,951	246,984
Comerica, Inc.	31,159	1,503,110
Commerce Bancshares, Inc.	12,933	562,327
Community Bank System, Inc.	6,400	238,016
Community Trust Bancorp, Inc.	2,487	91,696
Cullen/Frost Bankers, Inc.	9,100	695,331
CVB Financial Corp.	19,411	280,683
Dime Community Bancshares, Inc.	6,875	112,062
Eagle Bancorp, Inc. *	5,760	192,326
East West Bancorp, Inc.	24,100	831,691
EverBank Financial Corp.	15,400	288,288
F.N.B. Corp.	31,061	386,399
Fifth Third Bancorp	145,814	3,005,227
First BanCorp *	26,579	136,616
First Busey Corp.	20,200	111,100
First Citizens BancShares, Inc., Class A	900	202,401
First Commonwealth Financial Corp.	24,904	213,925
First Financial Bancorp	10,339	167,388
First Financial Bankshares, Inc.	4,100	242,105
First Financial Corp.	2,600	83,226
First Financial Holdings, Inc.	5,584	320,912
First Horizon National Corp.	45,216	519,532

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Interstate Bancsystem, Inc.	8,900	221,521
First Merchants Corp.	9,041	191,850
First Midwest Bancorp, Inc.	15,825	259,055
First Niagara Financial Group, Inc.	58,465	521,508
First Republic Bank	19,600	994,896
First United Corp. *	2,200	18,172
FirstMerit Corp.	27,289	529,134
Flagstar Bancorp, Inc. *	8,060	141,856
Flushing Financial Corp.	6,800	130,696
Fulton Financial Corp.	28,262	344,514
Glacier Bancorp, Inc.	10,497	269,353
Great Southern Bancorp, Inc.	3,400	97,478
Hancock Holding Co.	12,344	416,363
Hawthorn Bancshares, Inc.	911	12,080
Heartland Financial USA, Inc.	2,500	60,750
Heritage Financial Corp.	6,135	99,142
Home BancShares, Inc.	11,500	364,665
Home Loan Servicing Solutions Ltd.	10,400	230,360
Hudson City Bancorp, Inc.	78,531	782,169
Huntington Bancshares, Inc.	137,099	1,255,827
Iberiabank Corp.	6,075	382,117
Independent Bank Corp.	5,700	211,584
Independent Bank Corp., Michigan	431	5,612
International Bancshares Corp.	7,784	178,721
Investors Bancorp, Inc.	14,705	393,065
JPMorgan Chase & Co.	639,144	35,779,281
Kearny Financial Corp. *	9,000	131,220
KeyCorp	148,290	2,022,676
Lakeland Financial Corp.	3,700	135,420
M&T Bank Corp.	21,549	2,629,193
MainSource Financial Group, Inc.	5,535	91,494
MB Financial, Inc.	8,133	218,290
Merchants Bancshares, Inc.	3,650	106,105
MGIC Investment Corp. *	62,600	538,360
MutualFirst Financial, Inc.	2,000	37,600
National Bank Holdings Corp., Class A	12,800	245,248
National Penn Bancshares, Inc.	17,675	172,685
Nationstar Mortgage Holdings, Inc. *(c)	5,500	180,015
NBT Bancorp, Inc.	11,500	260,475
New York Community Bancorp, Inc.	74,285	1,144,732
North Valley Bancorp *	300	6,780
Northfield Bancorp, Inc.	15,765	204,472
Northrim BanCorp, Inc.	4,281	102,701
Northwest Bancshares, Inc.	19,350	257,161
OceanFirst Financial Corp.	7,150	115,973
Ocwen Financial Corp. *	18,620	705,698
OFG Bancorp	8,163	139,261
Old National Bancorp	16,800	237,216
Oritani Financial Corp.	6,000	88,980
PacWest Bancorp	15,333	603,660
Park National Corp.	2,845	206,319
People’s United Financial, Inc.	49,587	708,102
Peoples Financial Corp. *	3,000	40,515
Pinnacle Financial Partners, Inc.	6,475	223,841
Popular, Inc. *	19,720	609,348
Premier Financial Bancorp, Inc.	2,645	37,824
PrivateBancorp, Inc.	13,000	358,410
Prosperity Bancshares, Inc.	8,800	519,200
Provident Financial Holdings, Inc.	4,350	61,204
Provident Financial Services, Inc.	14,017	243,615
Radian Group, Inc.	24,500	342,510
Regions Financial Corp.	227,462	2,306,465
Renasant Corp.	8,910	242,530
Republic Bancorp, Inc., Class A	6,521	156,569
S&T Bancorp, Inc.	4,400	102,344
Sandy Spring Bancorp, Inc.	5,900	141,895
Seacoast Banking Corp of Florida *	3,936	41,722
Shore Bancshares, Inc. *	1,250	11,863
Signature Bank *	8,200	974,324
Simmons First National Corp., Class A	4,000	144,640
Southside Bancshares, Inc.	4,741	130,750
Southwest Bancorp, Inc.	7,800	130,260
State Bank Financial Corp.	6,200	102,796
Sterling Bancorp	19,185	229,453
Stock Yards Bancorp, Inc.	3,670	108,192
Suffolk Bancorp *	4,600	100,878
Sun Bancorp, Inc. *	19,318	73,408
SunTrust Banks, Inc.	87,642	3,353,183
Susquehanna Bancshares, Inc.	27,568	285,604
SVB Financial Group *	8,000	853,520
Synovus Financial Corp.	154,300	495,303
Taylor Capital Group, Inc. *	8,900	189,481
TCF Financial Corp.	32,100	503,970
Texas Capital Bancshares, Inc. *	7,800	438,282
TFS Financial Corp. *	19,500	261,105
The First of Long Island Corp.	4,000	145,080
The PNC Financial Services Group, Inc.	90,132	7,574,693
Timberland Bancorp, Inc.	2,000	21,300
Tompkins Financial Corp.	4,024	189,691
TowneBank	3,800	58,634
Tree.com, Inc. *	4,444	129,232
Trico Bancshares	5,400	130,950
TrustCo Bank Corp.	20,657	136,543
Trustmark Corp.	8,562	195,813
U.S. Bancorp	307,631	12,545,192
UMB Financial Corp.	5,274	309,637
Umpqua Holdings Corp.	31,951	531,345
Union Bankshares Corp.	12,893	329,932
United Bankshares, Inc.	12,300	359,775
United Community Banks, Inc. *	11,678	188,600
Valley National Bancorp	30,542	306,031
ViewPoint Financial Group, Inc.	8,700	226,809
Walker & Dunlop, Inc. *	9,700	152,096
Washington Federal, Inc.	14,942	322,448
Washington Trust Bancorp, Inc.	3,600	123,120
Webster Financial Corp.	15,963	481,125
Wells Fargo & Co.	808,206	40,119,346
WesBanco, Inc.	7,756	234,541
Westamerica Bancorp	5,200	264,264
Western Alliance Bancorp *	16,600	382,962
Wilshire Bancorp, Inc.	9,900	99,000
Wintrust Financial Corp.	8,900	398,898
WSFS Financial Corp.	2,000	135,240
Zions Bancorp	30,525	882,783

		210,497,062

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 8.2%
3M Co.	105,600	14,687,904
A.O. Smith Corp.	11,800	551,768
AAON, Inc.	6,853	194,283
AAR Corp.	8,400	217,560
Aceto Corp.	7,900	172,852
Actuant Corp., Class A	10,280	348,081
Acuity Brands, Inc.	7,500	934,275
AECOM Technology Corp. *	16,100	521,962
Aegion Corp. *	4,300	109,607
Aerovironment, Inc. *	4,200	141,834
AGCO Corp.	15,462	861,233
Air Lease Corp.	13,100	469,897
Aircastle Ltd.	14,100	247,737
Alamo Group, Inc.	2,500	132,800
Albany International Corp., Class A	6,718	241,714
Allegion plc	14,433	712,269
Alliant Techsystems, Inc.	5,537	798,546
Allison Transmission Holdings, Inc.	16,500	492,360
Altra Industrial Motion Corp.	4,300	146,888
American Railcar Industries, Inc.	2,400	166,656
American Science & Engineering, Inc.	2,000	134,400
American Superconductor Corp. *(c)	5,200	6,656
American Woodmark Corp. *	4,000	120,040
AMETEK, Inc.	40,425	2,131,206
Apogee Enterprises, Inc.	6,600	209,682
Applied Industrial Technologies, Inc.	6,525	312,678
Armstrong World Industries, Inc. *	5,500	289,080
Astec Industries, Inc.	5,700	227,715
Astronics Corp. *	2,125	121,380
AZZ, Inc.	5,700	247,494
B/E Aerospace, Inc. *	16,300	1,430,651
Barnes Group, Inc.	6,600	254,232
Beacon Roofing Supply, Inc. *	6,600	234,828
Blount International, Inc. *	15,900	177,603
Breeze-Eastern Corp. *	500	4,950
Briggs & Stratton Corp.	11,400	243,618
Builders FirstSource, Inc. *	17,100	134,235
Carlisle Cos., Inc.	10,500	863,625
Caterpillar, Inc.	107,700	11,351,580
Chart Industries, Inc. *	4,400	300,168
Chicago Bridge & Iron Co., N.V.	17,800	1,425,246
CIRCOR International, Inc.	3,750	304,538
CLARCOR, Inc.	7,300	421,648
Colfax Corp. *	16,400	1,180,472
Columbus McKinnon Corp. *	4,300	113,907
Comfort Systems USA, Inc.	7,700	115,500
Crane Co.	8,000	581,840
Cubic Corp.	4,500	213,435
Cummins, Inc.	29,500	4,450,075
Curtiss-Wright Corp.	9,100	581,854
Danaher Corp.	101,400	7,440,732
Deere & Co.	63,200	5,899,088
DigitalGlobe, Inc. *	12,322	366,949
Donaldson Co., Inc.	22,100	930,189
Dover Corp.	27,800	2,401,920
Ducommun, Inc. *	3,200	77,664
DXP Enterprises, Inc. *	1,700	192,457
Dycom Industries, Inc. *	5,300	166,420
Eaton Corp. plc	80,477	5,845,849
EMCOR Group, Inc.	12,700	584,073
Emerson Electric Co.	118,700	8,092,966
Encore Wire Corp.	4,600	224,158
EnerSys, Inc.	7,500	506,850
Engility Holdings, Inc. *	4,116	179,622
EnPro Industries, Inc. *	4,900	348,929
ESCO Technologies, Inc.	3,900	130,338
Esterline Technologies Corp. *	5,900	643,218
Exelis, Inc.	34,900	647,046
Fastenal Co.	45,100	2,258,608
Federal Signal Corp. *	12,800	194,304
Flowserve Corp.	23,300	1,702,065
Fluor Corp.	26,400	1,998,480
Fortune Brands Home & Security, Inc.	27,400	1,091,890
Foster Wheeler AG *	15,200	521,056
Franklin Electric Co., Inc.	5,600	216,552
FreightCar America, Inc.	2,500	65,650
FuelCell Energy, Inc. *(c)	29,400	66,738
Furmanite Corp. *	7,200	75,456
GATX Corp.	8,900	584,107
GenCorp, Inc. *	11,600	203,696
Generac Holdings, Inc.	12,500	736,000
General Cable Corp.	6,700	171,654
General Dynamics Corp.	55,200	6,041,640
General Electric Co.	1,693,466	45,537,301
Gibraltar Industries, Inc. *	6,300	107,604
Graco, Inc.	10,812	783,870
GrafTech International Ltd. *	16,600	186,086
Granite Construction, Inc.	8,150	304,647
Great Lakes Dredge & Dock Corp. *	11,600	100,108
Griffon Corp.	15,100	160,664
H&E Equipment Services, Inc. *	6,800	262,140
Hardinge, Inc.	4,800	64,128
Harsco Corp.	11,300	270,409
HD Supply Holdings, Inc. *	8,300	213,974
HEICO Corp.	8,375	463,305
Hexcel Corp. *	16,400	683,716
Honeywell International, Inc.	132,362	12,296,430
Hubbell, Inc., Class B	9,300	1,094,796
Huntington Ingalls Industries, Inc.	8,172	841,716
Hyster-Yale Materials Handling, Inc.	2,300	221,697
IDEX Corp.	13,925	1,038,387
Illinois Tool Works, Inc.	66,800	5,693,364
Ingersoll-Rand plc	43,300	2,589,340
Integrated Electrical Services, Inc. *	5,105	31,702
ITT Corp.	15,000	647,100
Jacobs Engineering Group, Inc. *	21,700	1,252,090
John Bean Technologies Corp.	4,983	144,457
Joy Global, Inc.	17,550	1,059,669
Kadant, Inc.	3,001	104,285
Kaman Corp.	5,700	239,229
KBR, Inc.	24,000	608,880
Kennametal, Inc.	14,700	686,931
Kratos Defense & Security Solutions, Inc. *	10,180	73,500
L-3 Communications Holdings, Inc.	14,600	1,684,402

See financial notes 41

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
L.B. Foster Co., Class A	1,400	66,290
Lawson Products, Inc. *	5,500	92,125
Layne Christensen Co. *	4,500	78,390
Lennox International, Inc.	7,471	626,294
Lincoln Electric Holdings, Inc.	13,600	908,616
Lindsay Corp. (c)	3,100	273,203
Lockheed Martin Corp.	45,552	7,476,905
Lydall, Inc. *	5,500	128,755
Magnetek, Inc. *	1,650	36,383
Masco Corp.	60,300	1,211,427
MasTec, Inc. *	8,550	338,409
Meritor, Inc. *	22,600	268,262
Moog, Inc., Class A *	7,587	496,569
MRC Global, Inc. *	15,600	455,364
MSC Industrial Direct Co., Inc., Class A	8,000	728,480
Mueller Industries, Inc.	11,800	341,492
Mueller Water Products, Inc., Class A	23,139	211,028
MYR Group, Inc. *	8,500	199,410
National Presto Industries, Inc. (c)	2,900	209,554
Navistar International Corp. *	11,600	439,988
NCI Building Systems, Inc. *	14,480	226,467
NN, Inc.	1,800	35,226
Nordson Corp.	9,500	706,325
Nortek, Inc. *	3,200	262,912
Northrop Grumman Corp.	36,332	4,414,701
Omega Flex, Inc.	700	14,119
Orbital Sciences Corp. *	12,600	370,440
Oshkosh Corp.	14,300	793,793
Owens Corning	18,700	763,895
PACCAR, Inc.	58,425	3,738,031
Pall Corp.	18,500	1,556,775
Parker Hannifin Corp.	25,700	3,260,816
Pentair Ltd.	32,728	2,431,363
Polypore International, Inc. *(c)	6,100	211,548
Powell Industries, Inc.	2,800	177,296
Precision Castparts Corp.	24,602	6,226,520
Preformed Line Products Co.	1,000	59,760
Primoris Services Corp.	6,900	193,062
Proto Labs, Inc. *	2,800	169,512
Quanex Building Products Corp.	6,125	115,395
Quanta Services, Inc. *	36,171	1,276,113
Raven Industries, Inc.	5,600	173,040
Raytheon Co.	52,800	5,041,344
RBC Bearings, Inc. *	3,000	186,780
Regal-Beloit Corp.	8,700	650,151
Rexnord Corp. *	9,300	248,682
Rockwell Automation, Inc.	22,900	2,729,222
Rockwell Collins, Inc.	22,300	1,731,595
Roper Industries, Inc.	16,400	2,278,780
Rush Enterprises, Inc., Class A *	8,200	263,220
Sensata Technologies Holding N.V. *	23,900	1,015,033
Simpson Manufacturing Co., Inc.	6,200	203,298
Snap-on, Inc.	9,200	1,067,200
SolarCity Corp. *(c)	9,100	484,575
Spirit AeroSystems Holdings, Inc., Class A *	18,600	558,558
SPX Corp.	7,110	724,082
Standex International Corp.	3,000	178,110
Stanley Black & Decker, Inc.	25,652	2,203,250
Sun Hydraulics Corp.	5,600	228,928
TAL International Group, Inc. *	6,000	253,080
Taser International, Inc. *	11,800	190,570
Tecumseh Products Co., Class A *	9,100	54,691
Teledyne Technologies, Inc. *	6,757	627,455
Tennant Co.	4,200	267,918
Terex Corp.	18,400	796,536
Textainer Group Holdings Ltd. (c)	5,200	204,360
Textron, Inc.	49,500	2,024,550
The Babcock & Wilcox Co.	17,400	605,346
The Boeing Co.	115,500	14,901,810
The Gorman-Rupp Co.	5,141	159,628
The Greenbrier Cos., Inc. *	5,800	304,152
The KEYW Holding Corp. *	8,400	107,940
The Manitowoc Co., Inc.	23,200	737,296
The Middleby Corp. *	3,100	782,688
The Timken Co.	13,100	826,348
The Toro Co.	10,600	673,524
Thermon Group Holdings, Inc. *	9,500	226,290
Titan International, Inc.	6,925	121,257
Titan Machinery, Inc. *	3,600	63,504
TransDigm Group, Inc.	8,400	1,494,108
Trex Co., Inc. *	2,700	212,004
TriMas Corp. *	4,700	168,542
Trinity Industries, Inc.	14,150	1,062,099
Triumph Group, Inc.	8,100	524,961
Tutor Perini Corp. *	7,100	210,160
United Rentals, Inc. *	16,400	1,538,812
United Technologies Corp.	142,168	16,822,739
Universal Forest Products, Inc.	4,600	232,254
URS Corp.	10,700	504,184
USG Corp. *	16,900	504,634
Valmont Industries, Inc.	4,300	640,313
Vicor Corp. *	9,900	82,764
W.W. Grainger, Inc.	10,200	2,594,880
Wabash National Corp. *	11,200	149,632
WABCO Holdings, Inc. *	10,233	1,095,033
Wabtec Corp.	15,756	1,174,610
Watsco, Inc.	4,200	432,222
Watts Water Technologies, Inc., Class A	4,000	212,800
WESCO International, Inc. *	8,100	711,018
Woodward, Inc.	10,500	470,715
Xylem, Inc.	30,500	1,146,495

		297,857,636

Commercial & Professional Supplies 1.0%
ABM Industries, Inc.	7,200	195,048
Acacia Research Corp. (c)	15,600	250,224
ACCO Brands Corp. *	15,378	94,267
AMREP Corp. *	2,500	13,625
ARC Document Solutions, Inc. *	7,000	44,800
Brady Corp., Class A	6,400	165,056
Casella Waste Systems, Inc., Class A *	13,300	67,830
CDI Corp.	5,500	84,260
Cenveo, Inc. *	7,300	22,557
Cintas Corp.	16,650	981,184
Clean Harbors, Inc. *	9,100	546,000
Compx International, Inc.	2,000	18,400
Copart, Inc. *	17,618	639,005

42 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Covanta Holding Corp.	18,900	348,705
CRA International, Inc. *	4,200	91,434
Deluxe Corp.	7,600	417,620
Ennis, Inc.	6,500	97,240
Equifax, Inc.	19,795	1,401,684
Exponent, Inc.	3,300	232,386
FTI Consulting, Inc. *	5,700	195,510
G&K Services, Inc., Class A	4,100	217,054
GP Strategies Corp. *	1,500	39,420
Healthcare Services Group, Inc.	12,656	368,290
Heidrick & Struggles International, Inc.	5,000	94,250
Herman Miller, Inc.	8,700	268,221
HNI Corp.	6,400	225,472
Hudson Global, Inc. *	3,220	11,431
Huron Consulting Group, Inc. *	5,000	356,000
ICF International, Inc. *	6,500	253,305
IHS, Inc., Class A *	11,000	1,326,930
InnerWorkings, Inc. *	7,400	53,280
Insperity, Inc.	6,800	218,008
Interface, Inc.	8,400	151,116
Iron Mountain, Inc.	28,138	800,245
KAR Auction Services, Inc.	22,500	670,050
Kelly Services, Inc., Class A	5,700	120,042
Kforce, Inc.	7,105	164,268
Kimball International, Inc., Class B	9,100	152,516
Knoll, Inc.	7,000	127,330
Korn/Ferry International *	6,600	191,730
Manpowergroup, Inc.	12,591	1,024,152
Mastech Holdings, Inc.	675	11,664
McGrath RentCorp	4,600	145,268
Mistras Group, Inc. *	4,000	90,840
Mobile Mini, Inc.	6,200	273,916
MSA Safety, Inc.	4,700	247,925
Multi-Color Corp.	4,625	161,181
Navigant Consulting, Inc. *	14,000	235,200
Nielsen Holdings N.V.	44,400	2,084,580
NL Industries, Inc.	7,800	78,234
On Assignment, Inc. *	6,500	227,500
Performant Financial Corp. *	7,700	67,067
Pitney Bowes, Inc.	35,500	951,400
Quad Graphics, Inc.	9,800	212,170
R.R. Donnelley & Sons Co.	36,638	644,829
Republic Services, Inc.	47,845	1,678,881
Resources Connection, Inc.	11,300	153,793
Robert Half International, Inc.	22,900	1,025,920
Rollins, Inc.	9,218	277,277
RPX Corp. *	10,300	168,714
Steelcase, Inc., Class A	11,500	189,520
Stericycle, Inc. *	14,200	1,653,448
Team, Inc. *	3,000	128,670
Tetra Tech, Inc. *	13,131	376,466
The ADT Corp. (c)	33,866	1,024,108
The Advisory Board Co. *	6,800	389,368
The Brink’s Co.	7,100	180,624
The Corporate Executive Board Co.	5,500	379,610
The Dun & Bradstreet Corp.	5,840	646,838
The Standard Register Co. *	820	5,953
Towers Watson & Co., Class A	10,700	1,200,754
TRC Cos., Inc. *	3,350	19,866
TrueBlue, Inc. *	10,100	270,175
Tyco International Ltd.	76,833	3,142,470
UniFirst Corp.	2,100	202,104
United Stationers, Inc.	5,800	217,674
Verisk Analytics, Inc., Class A *	24,700	1,484,223
Viad Corp.	3,625	83,556
Virco Mfg. Corp. *	1,170	2,568
WageWorks, Inc. *	5,000	211,850
Waste Connections, Inc.	21,412	956,260
Waste Management, Inc.	72,100	3,204,845

		37,447,254

Consumer Durables & Apparel 1.5%
Arctic Cat, Inc.	2,400	98,136
Blyth, Inc. (c)	7,400	69,338
Brunswick Corp.	14,400	578,736
Callaway Golf Co.	12,800	111,488
Carter’s, Inc.	9,400	692,404
Cavco Industries, Inc. *	1,610	125,499
Coach, Inc.	46,308	2,067,652
Columbia Sportswear Co.	3,450	296,631
Crocs, Inc. *	15,000	226,950
CSS Industries, Inc.	4,800	115,056
D.R. Horton, Inc.	46,904	1,045,021
Deckers Outdoor Corp. *	5,200	410,540
Ethan Allen Interiors, Inc.	10,200	247,656
Flexsteel Industries, Inc.	1,900	65,208
Foamex International, Inc. *(b)(g)	2,278	—
Fossil Group, Inc. *	7,662	817,152
G-III Apparel Group Ltd. *	2,800	200,956
Garmin Ltd. (c)	19,800	1,130,580
Hanesbrands, Inc.	17,547	1,440,433
Harman International Industries, Inc.	11,200	1,227,632
Hasbro, Inc.	18,800	1,038,888
Helen of Troy Ltd. *	5,000	313,500
Hovnanian Enterprises, Inc., Class A *(c)	50,500	225,230
Iconix Brand Group, Inc. *	9,600	408,000
iRobot Corp. *	7,300	244,550
JAKKS Pacific, Inc.	7,500	65,700
Jarden Corp. *	19,738	1,128,027
Kate Spade & Co. *	20,600	716,262
KB Home	10,900	179,959
La-Z-Boy, Inc.	7,500	181,725
LeapFrog Enterprises, Inc. *	9,000	61,650
Leggett & Platt, Inc.	23,300	765,638
Lennar Corp., Class A	31,290	1,207,481
Lululemon Athletica, Inc. *(c)	16,600	762,438
M.D.C. Holdings, Inc.	9,003	248,483
M/I Homes, Inc. *	3,000	66,810
Marine Products Corp.	405	2,876
Mattel, Inc.	59,000	2,313,685
Meritage Homes Corp. *	5,900	227,622
Michael Kors Holdings Ltd. *	30,800	2,808,960
Mohawk Industries, Inc. *	10,019	1,326,616
Movado Group, Inc.	5,800	227,824
NACCO Industries, Inc., Class A	1,900	101,821
Nautilus, Inc. *	9,825	81,842
Newell Rubbermaid, Inc.	47,900	1,442,269
NIKE, Inc., Class B	125,500	9,155,225
NVR, Inc. *	700	753,900

See financial notes 43

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oxford Industries, Inc.	2,500	165,025
Perry Ellis International, Inc. *	5,500	83,050
Polaris Industries, Inc.	10,600	1,423,898
PulteGroup, Inc.	56,976	1,047,789
PVH Corp.	14,411	1,809,589
Quiksilver, Inc. *	25,900	166,278
Ralph Lauren Corp.	9,800	1,483,426
Skechers U.S.A., Inc., Class A *	6,500	266,435
Skyline Corp. *	2,600	13,260
Smith & Wesson Holding Corp. *(c)	12,400	190,340
Standard Pacific Corp. *	28,500	227,715
Stanley Furniture Co., Inc. *	6,875	20,075
Steven Madden Ltd. *	9,112	324,478
Sturm, Ruger & Co., Inc. (c)	2,700	173,745
Superior Uniform Group, Inc.	1,600	26,016
Tempur Sealy International, Inc. *	10,300	516,854
The Ryland Group, Inc.	6,700	257,213
Toll Brothers, Inc. *	26,200	897,088
Tumi Holdings, Inc. *	9,200	187,864
Tupperware Brands Corp.	7,800	662,298
Under Armour, Inc., Class A *	27,800	1,359,142
Universal Electronics, Inc. *	5,200	194,220
Vera Bradley, Inc. *(c)	11,000	311,300
VF Corp.	60,700	3,708,163
Whirlpool Corp.	12,949	1,986,118
Wolverine World Wide, Inc.	15,600	438,360

		54,963,788

Consumer Services 2.1%
Ambassadors Group, Inc. *	3,400	14,416
American Public Education, Inc. *	5,600	193,760
Apollo Education Group, Inc. *	16,450	474,747
ARAMARK Holdings Corp.	12,000	338,280
Ascent Capital Group, Inc., Class A *	3,116	214,287
Bally Technologies, Inc. *	5,900	384,149
Biglari Holdings, Inc. *	279	119,697
BJ’s Restaurants, Inc. *	7,300	208,415
Bloomin’ Brands, Inc. *	10,300	219,596
Bob Evans Farms, Inc.	4,200	196,854
Boyd Gaming Corp. *	21,300	251,766
Bridgepoint Education, Inc. *	13,700	217,145
Brinker International, Inc.	12,650	621,621
Buffalo Wild Wings, Inc. *	3,000	438,360
Burger King Worldwide, Inc.	12,200	318,786
Career Education Corp. *	25,114	181,323
Carnival Corp.	72,300	2,842,113
Chipotle Mexican Grill, Inc. *	5,300	2,642,050
Choice Hotels International, Inc.	5,200	229,736
Churchill Downs, Inc.	2,900	254,707
Corinthian Colleges, Inc. *(c)	21,700	24,955
Cracker Barrel Old Country Store, Inc.	3,446	326,474
Darden Restaurants, Inc.	21,500	1,068,765
Denny’s Corp. *	21,100	142,214
DeVry Education Group, Inc.	9,400	423,282
DineEquity, Inc.	3,000	227,430
Domino’s Pizza, Inc.	9,200	684,296
Dover Downs Gaming & Entertainment, Inc. *	5,899	8,554
Dover Motorsports, Inc.	1,400	3,276
Dunkin’ Brands Group, Inc.	16,800	764,568
Education Management Corp. *(c)	19,600	77,812
Graham Holdings Co., Class B	700	469,861
Grand Canyon Education, Inc. *	8,500	366,520
H&R Block, Inc.	46,200	1,313,004
Hillenbrand, Inc.	8,800	267,520
Hilton Worldwide Holdings, Inc. *	15,000	327,450
Hyatt Hotels Corp., Class A *	9,600	540,288
International Game Technology	38,100	478,155
International Speedway Corp., Class A	6,445	202,631
Interval Leisure Group, Inc.	10,769	277,517
Isle of Capri Casinos, Inc. *	11,800	80,240
ITT Educational Services, Inc. *(c)	5,600	151,200
Jack in the Box, Inc. *	7,000	374,780
K12, Inc. *	12,100	286,528
Krispy Kreme Doughnuts, Inc. *	14,100	247,314
Lakes Entertainment, Inc. *	6,800	33,660
Las Vegas Sands Corp.	65,800	5,206,754
Learning Tree International, Inc. *	1,400	4,270
Life Time Fitness, Inc. *	5,500	264,000
LifeLock, Inc. *	11,000	172,700
Luby’s, Inc. *	6,900	37,398
Marriott International, Inc., Class A	36,708	2,126,495
Marriott Vacations Worldwide Corp. *	4,080	222,278
Matthews International Corp., Class A	5,300	213,855
McDonald’s Corp.	167,109	16,941,510
MGM Resorts International *	58,100	1,465,863
Monarch Casino & Resort, Inc. *	8,000	128,320
MTR Gaming Group, Inc. *	5,800	29,348
Multimedia Games Holding Co., Inc. *	5,500	160,600
Norwegian Cruise Line Holdings Ltd. *	16,200	530,874
Orient-Express Hotels Ltd., Class A *	12,600	165,060
Panera Bread Co., Class A *	4,200	642,474
Papa John’s International, Inc.	6,800	298,248
Penn National Gaming, Inc. *	17,000	189,720
Pinnacle Entertainment, Inc. *	9,800	228,046
Popeyes Louisiana Kitchen, Inc. *	6,600	251,460
Regis Corp.	17,300	227,322
Royal Caribbean Cruises Ltd.	27,500	1,461,075
Ruby Tuesday, Inc. *	13,200	101,772
Scientific Games Corp., Class A *	10,900	130,582
SeaWorld Entertainment, Inc.	7,300	219,438
Service Corp. International	35,000	656,950
Six Flags Entertainment Corp.	15,600	626,184
Sonic Corp. *	12,868	245,007
Sotheby’s	11,338	476,876
Speedway Motorsports, Inc.	6,700	121,873
Starbucks Corp.	127,600	9,011,112
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,547,080
Steiner Leisure Ltd. *	3,000	129,510
Strayer Education, Inc. *	4,300	183,309
Texas Roadhouse, Inc.	8,300	205,342
The Cheesecake Factory, Inc.	7,087	318,135
The Wendy’s Co.	50,775	421,940

44 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vail Resorts, Inc.	5,300	366,919
Weight Watchers International, Inc. (c)	6,500	128,700
Wyndham Worldwide Corp.	20,944	1,494,145
Wynn Resorts Ltd.	14,000	2,854,460
Yum! Brands, Inc.	75,500	5,812,745

		76,549,851

Diversified Financials 4.4%
Affiliated Managers Group, Inc. *	8,700	1,724,340
American Express Co.	154,250	13,486,077
Ameriprise Financial, Inc.	32,130	3,586,672
Artisan Partners Asset Management, Inc., Class A	5,500	319,385
Asta Funding, Inc. *	6,000	49,020
Atlanticus Holdings Corp. *	4,629	11,248
Berkshire Hathaway, Inc., Class B *	303,874	39,154,165
BGC Partners, Inc., Class A	28,300	202,911
BlackRock, Inc.	21,000	6,321,000
Calamos Asset Management, Inc., Class A	5,000	60,900
Capital One Financial Corp.	96,710	7,146,869
Cash America International, Inc.	6,900	300,495
CBOE Holdings, Inc.	14,200	757,712
CME Group, Inc.	54,050	3,804,580
Cohen & Steers, Inc. (c)	5,400	218,754
Cowen Group, Inc., Class A *	11,889	48,864
Credit Acceptance Corp. *	2,100	276,192
DFC Global Corp. *	9,750	90,870
Discover Financial Services	78,250	4,374,175
E*TRADE Financial Corp. *	46,333	1,040,176
Eaton Vance Corp.	22,700	818,789
Encore Capital Group, Inc. *	5,600	242,032
Evercore Partners, Inc., Class A	6,500	347,295
Ezcorp, Inc., Class A *	20,600	214,858
FBR & Co. *	1,000	25,800
Federated Investors, Inc., Class B	14,650	418,111
Financial Engines, Inc.	7,800	345,150
First Cash Financial Services, Inc. *	3,800	185,326
Franklin Resources, Inc.	69,300	3,627,855
GAMCO Investors, Inc., Class A	3,400	258,162
GFI Group, Inc.	18,700	69,564
Greenhill & Co., Inc.	4,500	225,675
HFF, Inc., Class A	9,800	333,200
ICG Group, Inc. *	8,050	164,059
Interactive Brokers Group, Inc., Class A	7,600	181,640
IntercontinentalExchange Group, Inc.	19,786	4,045,050
INTL FCStone, Inc. *	4,437	83,948
Invesco Ltd.	73,200	2,577,372
Investment Technology Group, Inc. *	8,050	166,152
Janus Capital Group, Inc.	26,200	317,806
KCG Holdings, Inc., Class A *	15,533	154,553
Legg Mason, Inc.	17,550	822,920
Leucadia National Corp.	51,750	1,320,660
LPL Financial Holdings, Inc.	12,800	606,080
MarketAxess Holdings, Inc.	5,300	285,564
McGraw Hill Financial, Inc.	44,900	3,319,457
MicroFinancial, Inc.	1,900	14,953
Moody’s Corp.	31,300	2,457,050
Morgan Stanley	236,800	7,324,224
MSCI, Inc. *	20,000	810,800
Nelnet, Inc., Class A	6,400	270,464
NewStar Financial, Inc. *	13,500	154,170
Northern Trust Corp.	37,100	2,235,275
PHH Corp. *	7,186	170,811
PICO Holdings, Inc. *	3,700	86,025
Piper Jaffray Cos. *	3,950	173,247
Portfolio Recovery Associates, Inc. *	7,200	411,480
Raymond James Financial, Inc.	21,050	1,046,185
Resource America, Inc., Class A	4,000	34,040
Santander Consumer USA Holdings, Inc. *	12,900	293,346
SEI Investments Co.	22,800	738,264
SLM Corp.	72,000	1,854,000
State Street Corp.	72,483	4,679,502
Stifel Financial Corp. *	11,785	551,184
SWS Group, Inc. *	8,211	60,844
T. Rowe Price Group, Inc.	45,000	3,695,850
TD Ameritrade Holding Corp.	39,100	1,247,290
The Bank of New York Mellon Corp.	189,634	6,422,904
The Charles Schwab Corp. (a)	197,326	5,239,005
The First Marblehead Corp. *	750	3,945
The Goldman Sachs Group, Inc.	71,100	11,363,202
The NASDAQ OMX Group, Inc.	19,100	704,790
Virtus Investment Partners, Inc. *	875	161,866
Voya Financial, Inc.	17,700	626,403
Waddell & Reed Financial, Inc., Class A	14,750	994,888
Walter Investment Management Corp. *(c)	5,325	141,539
Westwood Holdings Group, Inc.	1,785	103,833
WisdomTree Investments, Inc. *	20,500	231,445
World Acceptance Corp. *(c)	3,000	217,800

		158,652,107

Energy 9.6%
Abraxas Petroleum Corp. *	36,200	197,652
Adams Resources & Energy, Inc.	2,300	165,738
Alon USA Energy, Inc.	8,700	141,723
Alpha Natural Resources, Inc. *(c)	29,330	126,119
Anadarko Petroleum Corp.	85,060	8,422,641
Antero Resources Corp. *	5,900	387,453
Apache Corp.	67,272	5,839,210
Apco Oil & Gas International, Inc. *	6,500	90,870
Approach Resources, Inc. *(c)	4,000	83,000
Arch Coal, Inc. (c)	26,500	121,370
Athlon Energy, Inc. *	6,000	242,460
Atwood Oceanics, Inc. *	9,500	470,820
Baker Hughes, Inc.	73,150	5,113,186
Basic Energy Services, Inc. *	8,500	224,570
Bill Barrett Corp. *	6,700	158,656
Bonanza Creek Energy, Inc. *	6,200	301,444
Bristow Group, Inc.	6,000	460,800
C&J Energy Services, Inc. *	10,200	306,612
Cabot Oil & Gas Corp.	73,200	2,875,296

See financial notes 45

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cal Dive International, Inc. *(c)	25,200	37,296
Callon Petroleum Co. *	18,200	167,076
Cameron International Corp. *	39,247	2,549,485
CARBO Ceramics, Inc.	3,300	461,703
Carrizo Oil & Gas, Inc. *	6,800	374,136
Cheniere Energy, Inc. *	38,600	2,178,970
Chesapeake Energy Corp.	83,500	2,400,625
Chevron Corp.	322,239	40,447,439
Cimarex Energy Co.	14,208	1,692,457
Clayton Williams Energy, Inc. *	2,500	361,200
Clean Energy Fuels Corp. *(c)	17,300	153,105
Cloud Peak Energy, Inc. *	8,700	171,303
Cobalt International Energy, Inc. *	46,700	840,600
Comstock Resources, Inc.	6,400	177,920
Concho Resources, Inc. *	17,300	2,256,785
ConocoPhillips	206,923	15,376,448
CONSOL Energy, Inc.	38,000	1,691,380
Contango Oil & Gas Co. *	5,200	249,808
Continental Resources, Inc. *	8,500	1,177,420
Core Laboratories N.V.	7,500	1,407,600
CVR Energy, Inc. (c)	5,100	250,665
Delek US Holdings, Inc.	6,300	201,537
Denbury Resources, Inc.	57,225	962,524
Devon Energy Corp.	65,460	4,582,200
Diamond Offshore Drilling, Inc. (c)	11,400	622,554
Diamondback Energy, Inc. *	5,600	402,864
Dresser-Rand Group, Inc. *	12,600	761,544
Dril-Quip, Inc. *	6,700	757,904
Energen Corp.	11,700	911,547
Energy XXI (Bermuda) Ltd.	12,200	291,946
ENGlobal Corp. *	4,000	8,560
Ensco plc, Class A	38,600	1,947,370
EOG Resources, Inc.	92,200	9,035,600
EPL Oil & Gas, Inc. *	4,900	191,786
EQT Corp.	25,900	2,822,841
Era Group, Inc. *	2,850	81,368
EXCO Resources, Inc. (c)	51,400	326,390
Exterran Holdings, Inc.	10,720	461,174
Exxon Mobil Corp.	729,434	74,701,336
FMC Technologies, Inc. *	39,064	2,214,929
Forest Oil Corp. *	12,450	23,157
Forum Energy Technologies, Inc. *	6,800	203,048
Geospace Technologies Corp. *	1,800	104,634
Goodrich Petroleum Corp. *(c)	9,800	246,470
Gulf Island Fabrication, Inc.	4,100	82,246
Gulfmark Offshore, Inc., Class A	4,100	184,541
Gulfport Energy Corp. *	13,400	987,178
Halcon Resources Corp. *(c)	43,500	240,120
Halliburton Co.	143,600	9,056,852
Harvest Natural Resources, Inc. *	9,300	41,943
Helix Energy Solutions Group, Inc. *	14,064	338,099
Helmerich & Payne, Inc.	17,500	1,901,375
Hercules Offshore, Inc. *	22,900	102,363
Hess Corp.	47,300	4,217,268
HollyFrontier Corp.	32,854	1,727,792
Hornbeck Offshore Services, Inc. *	5,000	207,150
Houston American Energy Corp. *	4,000	1,880
ION Geophysical Corp. *	13,900	61,160
Key Energy Services, Inc. *	22,300	223,892
Kinder Morgan, Inc.	111,215	3,632,282
KiOR, Inc., Class A *(c)	15,300	9,335
Kodiak Oil & Gas Corp. *	43,900	557,969
Kosmos Energy Ltd. *	16,200	176,904
Laredo Petroleum, Inc. *	11,100	324,453
Magnum Hunter Resources Corp. *	22,939	194,981
Marathon Oil Corp.	115,508	4,175,614
Marathon Petroleum Corp.	50,204	4,666,462
Matador Resources Co. *	12,100	347,512
Matrix Service Co. *	8,000	247,760
McDermott International, Inc. *	39,100	282,693
Midstates Petroleum Co., Inc. *(c)	14,400	84,960
Murphy Oil Corp.	29,000	1,839,470
Nabors Industries Ltd.	47,134	1,202,860
National Oilwell Varco, Inc.	72,822	5,718,712
Natural Gas Services Group, Inc. *	7,500	230,175
Newfield Exploration Co. *	23,600	798,860
Newpark Resources, Inc. *	11,500	138,460
Noble Corp., plc	40,900	1,260,129
Noble Energy, Inc.	61,636	4,424,232
Northern Oil & Gas, Inc. *	8,200	126,526
Oasis Petroleum, Inc. *	15,800	734,858
Occidental Petroleum Corp.	134,720	12,899,440
Oceaneering International, Inc.	17,700	1,297,056
Oil States International, Inc. *	8,600	835,404
ONEOK, Inc.	34,100	2,155,802
Panhandle Oil & Gas, Inc., Class A	3,100	135,935
Parker Drilling Co. *	18,300	121,329
Patterson-UTI Energy, Inc.	28,500	927,105
PBF Energy, Inc., Class A	8,800	270,864
PDC Energy, Inc. *	5,800	369,286
Peabody Energy Corp.	46,800	889,668
Penn Virginia Corp. *	12,200	203,008
PetroQuest Energy, Inc. *	13,200	79,464
PHI, Inc. - Non Voting Shares *	4,000	179,200
Phillips 66	98,961	8,235,534
Pioneer Energy Services Corp. *	13,100	196,107
Pioneer Natural Resources Co.	24,333	4,702,839
QEP Resources, Inc.	30,600	939,114
Quicksilver Resources, Inc. *(c)	36,100	117,686
Range Resources Corp.	28,300	2,559,735
Rentech, Inc. *	37,400	79,288
Resolute Energy Corp. *	11,900	89,250
REX American Resources Corp. *	4,875	318,630
Rex Energy Corp. *	8,000	168,480
Rosetta Resources, Inc. *	9,700	459,198
Rowan Cos. plc, Class A *	20,500	633,860
RPC, Inc.	16,118	358,303
Sanchez Energy Corp. *	8,700	246,036
SandRidge Energy, Inc. *(c)	49,331	338,411
Schlumberger Ltd.	220,660	22,408,023
SEACOR Holdings, Inc. *	2,850	237,661
SemGroup Corp., Class A	7,000	447,160
SM Energy Co.	11,200	830,256
Solazyme, Inc. *(c)	12,100	130,196
Southwestern Energy Co. *	58,000	2,777,040
Spectra Energy Corp.	114,778	4,557,834
Stone Energy Corp. *	7,383	362,136
Superior Energy Services, Inc.	26,099	859,179
Swift Energy Co. *(c)	5,500	67,815
Targa Resources Corp.	4,800	518,352
Teekay Corp.	6,000	336,660
Tesco Corp. *	7,000	140,000

46 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tesoro Corp.	21,900	1,232,751
TETRA Technologies, Inc. *	12,100	151,250
The Williams Cos., Inc.	116,560	4,915,335
Tidewater, Inc.	7,700	392,161
Transocean Ltd.	59,100	2,545,437
Ultra Petroleum Corp. *(c)	25,300	753,940
Unit Corp. *	7,400	488,030
VAALCO Energy, Inc. *	12,600	116,172
Valero Energy Corp.	91,080	5,207,044
W&T Offshore, Inc.	7,500	144,000
Warren Resources, Inc. *	22,100	112,047
Weatherford International Ltd. *	127,000	2,667,000
Western Refining, Inc.	7,700	334,950
Westmoreland Coal Co. *	9,600	284,256
Whiting Petroleum Corp. *	19,600	1,444,912
World Fuel Services Corp.	11,900	541,926
WPX Energy, Inc. *	33,353	709,752

		348,084,697

Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	7,100	487,486
Costco Wholesale Corp.	74,200	8,583,456
CVS Caremark Corp.	199,590	14,514,185
Ingles Markets, Inc., Class A	10,200	234,498
PriceSmart, Inc.	2,300	220,892
Rite Aid Corp. *	140,600	1,026,380
Safeway, Inc.	40,800	1,389,648
Spartan Stores, Inc.	12,540	270,112
Sprouts Farmers Market, Inc. *	6,600	211,002
SUPERVALU, Inc. *	39,532	276,329
Susser Holdings Corp. *	2,500	193,450
Sysco Corp.	100,236	3,651,597
The Andersons, Inc.	3,600	224,244
The Fresh Market, Inc. *	5,800	215,180
The Kroger Co.	85,900	3,954,836
The Pantry, Inc. *	6,000	90,240
United Natural Foods, Inc. *	8,800	607,464
Wal-Mart Stores, Inc.	273,100	21,768,801
Walgreen Co.	147,500	10,015,250
Weis Markets, Inc.	2,400	110,616
Whole Foods Market, Inc.	61,400	3,051,580

		71,097,246

Food, Beverage & Tobacco 4.4%
Alico, Inc.	2,000	69,840
Alliance One International, Inc. *	24,600	63,222
Altria Group, Inc.	336,400	13,493,004
Annie’s, Inc. *	1,800	58,518
Archer-Daniels-Midland Co.	112,158	4,904,669
B&G Foods, Inc.	7,400	242,720
Boulder Brands, Inc. *	9,100	134,316
Brown-Forman Corp., Class B	26,735	2,398,664
Bunge Ltd.	24,400	1,943,460
Campbell Soup Co.	29,100	1,323,759
Chiquita Brands International, Inc. *	13,900	159,572
Coca-Cola Bottling Co. Consolidated	1,300	106,899
Coca-Cola Enterprises, Inc.	41,600	1,890,304
ConAgra Foods, Inc.	69,693	2,126,333
Constellation Brands, Inc., Class A *	27,500	2,195,600
Darling International, Inc. *	25,900	518,259
Dean Foods Co.	13,556	214,727
Diamond Foods, Inc. *	5,200	158,964
Dr Pepper Snapple Group, Inc.	34,000	1,884,280
Farmer Bros. Co. *	4,500	88,695
Flowers Foods, Inc.	26,605	545,935
Fresh Del Monte Produce, Inc.	7,900	228,231
General Mills, Inc.	104,700	5,551,194
Griffin Land & Nurseries, Inc.	300	8,760
Hormel Foods Corp.	21,400	1,020,566
Ingredion, Inc.	11,800	831,310
J&J Snack Foods Corp.	2,093	195,905
John B. Sanfilippo & Son, Inc.	5,000	115,250
Kellogg Co.	44,300	2,960,569
Keurig Green Mountain, Inc.	21,650	2,028,172
Kraft Foods Group, Inc.	101,104	5,748,773
Lancaster Colony Corp.	3,400	322,592
Limoneira Co.	2,900	66,613
Lorillard, Inc.	60,944	3,621,293
McCormick & Co., Inc. - Non Voting Shares	21,400	1,523,680
Mead Johnson Nutrition Co.	34,800	3,071,448
Molson Coors Brewing Co., Class B	27,700	1,661,169
Mondelez International, Inc., Class A	289,613	10,324,703
Monster Beverage Corp. *	21,600	1,446,336
National Beverage Corp. *	6,400	123,392
PepsiCo, Inc.	256,958	22,070,123
Philip Morris International, Inc.	267,600	22,861,068
Pilgrim’s Pride Corp. *	12,466	272,507
Pinnacle Foods, Inc.	8,900	270,560
Post Holdings, Inc. *	7,250	378,885
Primo Water Corp. *	1,000	4,490
Reynolds American, Inc.	53,628	3,026,228
Rocky Mountain Chocolate Factory, Inc.	3,427	40,953
Sanderson Farms, Inc.	2,850	234,470
Seaboard Corp. *	100	243,800
Snyder’s-Lance, Inc.	8,900	236,384
The Boston Beer Co., Inc., Class A *	1,200	295,248
The Coca-Cola Co.	639,600	26,089,284
The Hain Celestial Group, Inc. *	7,806	671,472
The Hershey Co.	25,800	2,482,992
The Hillshire Brands Co.	20,100	716,565
The JM Smucker Co.	16,846	1,628,671
The WhiteWave Foods Co., Class A *	27,325	756,629
Tootsie Roll Industries, Inc.	7,591	213,990
TreeHouse Foods, Inc. *	6,022	450,686
Tyson Foods, Inc., Class A	47,140	1,978,466
Universal Corp.	4,800	261,936
Vector Group Ltd. (c)	14,395	306,614

		160,863,717

Health Care Equipment & Services 4.2%
Abaxis, Inc. *	5,600	227,416
Abbott Laboratories	260,505	10,091,964

See financial notes 47

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ABIOMED, Inc. *	7,800	184,782
Acadia Healthcare Co., Inc. *	7,000	294,140
Accuray, Inc. *	21,200	178,080
Aetna, Inc.	60,645	4,333,085
Air Methods Corp. *	4,500	250,515
Alere, Inc. *	12,441	415,529
Align Technology, Inc. *	11,700	589,563
Alliance HealthCare Services, Inc. *	360	10,246
Allscripts Healthcare Solutions, Inc. *	31,560	480,343
Amedisys, Inc. *	10,834	147,667
AmerisourceBergen Corp.	39,596	2,580,867
AMN Healthcare Services, Inc. *	17,210	214,781
Amsurg Corp. *	4,300	186,233
Analogic Corp.	2,700	202,716
Antares Pharma, Inc. *(c)	28,100	78,118
ArthroCare Corp. *	5,900	286,327
athenahealth, Inc. *	6,000	741,840
Baxter International, Inc.	91,918	6,690,711
Becton, Dickinson & Co.	32,100	3,628,263
Bio-Reference Laboratories, Inc. *(c)	7,200	182,880
BioScrip, Inc. *	8,372	57,934
Boston Scientific Corp. *	220,468	2,780,101
Brookdale Senior Living, Inc. *	18,900	601,776
C.R. Bard, Inc.	12,600	1,730,358
Cantel Medical Corp.	8,034	266,407
Cardinal Health, Inc.	56,360	3,917,584
CareFusion Corp. *	34,880	1,362,413
Centene Corp. *	9,000	597,600
Cerner Corp. *	50,200	2,575,260
Chemed Corp.	3,900	324,753
Chindex International, Inc. *	6,100	145,363
Cigna Corp.	45,300	3,625,812
Community Health Systems, Inc. *	20,196	765,226
Computer Programs & Systems, Inc.	3,600	227,268
CONMED Corp.	7,300	338,209
CorVel Corp. *	2,700	122,958
Covidien plc	76,000	5,415,000
Cross Country Healthcare, Inc. *	12,500	88,625
CryoLife, Inc.	9,050	82,174
Cyberonics, Inc. *	4,200	248,472
DaVita HealthCare Partners, Inc. *	29,200	2,023,560
DENTSPLY International, Inc.	24,300	1,084,509
DexCom, Inc. *	11,800	382,792
Edwards Lifesciences Corp. *	18,100	1,474,607
Emeritus Corp. *	9,500	283,385
Endologix, Inc. *	13,700	173,716
Envision Healthcare Holdings Inc *	11,000	371,690
ExamWorks Group, Inc. *	6,200	228,160
Express Scripts Holding Co. *	133,063	8,859,335
Five Star Quality Care, Inc. *	14,335	69,238
Gentiva Health Services, Inc. *	9,150	68,900
Globus Medical, Inc., Class A *	13,900	339,438
Greatbatch, Inc. *	6,700	308,401
Haemonetics Corp. *	7,400	224,664
Hanger, Inc. *	5,400	187,218
HCA Holdings, Inc. *	52,900	2,750,800
Health Net, Inc. *	15,500	532,115
HealthSouth Corp.	13,500	467,640
HealthStream, Inc. *	6,800	154,020
Healthways, Inc. *	8,100	145,800
HeartWare International, Inc. *	2,100	178,416
Henry Schein, Inc. *	14,500	1,656,335
Hill-Rom Holdings, Inc.	10,200	381,072
HMS Holdings Corp. *	12,200	197,274
Hologic, Inc. *	43,612	915,198
Humana, Inc.	25,700	2,820,575
ICU Medical, Inc. *	3,350	186,863
IDEXX Laboratories, Inc. *	8,600	1,087,384
Insulet Corp. *	9,800	368,774
Integra LifeSciences Holdings Corp. *	5,300	241,574
Intuitive Surgical, Inc. *	6,550	2,369,135
Invacare Corp.	6,000	94,800
IPC The Hospitalist Co., Inc. *	4,000	162,000
Kindred Healthcare, Inc.	9,208	231,121
Laboratory Corp. of America Holdings *	14,700	1,450,890
Landauer, Inc.	2,100	90,804
LCA-Vision, Inc. *	2,500	13,400
LeMaitre Vascular, Inc.	6,800	55,828
LifePoint Hospitals, Inc. *	6,707	375,055
Magellan Health Services, Inc. *	3,907	225,512
Masimo Corp. *	8,500	227,460
McKesson Corp.	38,800	6,564,572
MedAssets, Inc. *	10,200	232,866
Medical Action Industries, Inc. *	6,250	40,063
Medidata Solutions, Inc. *	9,100	330,421
MEDNAX, Inc. *	16,600	983,550
Medtronic, Inc.	168,974	9,939,051
Meridian Bioscience, Inc.	10,050	200,699
Merit Medical Systems, Inc. *	10,277	132,265
Molina Healthcare, Inc. *	6,550	244,970
MWI Veterinary Supply, Inc. *	1,700	266,288
National Healthcare Corp.	4,100	224,393
Natus Medical, Inc. *	7,600	188,708
Neogen Corp. *	4,657	194,546
NuVasive, Inc. *	10,000	337,100
NxStage Medical, Inc. *	18,700	213,928
Omnicare, Inc.	16,100	954,247
Omnicell, Inc. *	7,400	195,952
OraSure Technologies, Inc. *	12,200	79,910
Orthofix International N.V. *	2,800	84,560
Owens & Minor, Inc.	9,100	305,214
Patterson Cos., Inc.	13,100	533,170
PDI, Inc. *	2,900	13,688
PharMerica Corp. *	4,813	130,865
Premier, Inc., Class A *	5,000	150,000
Quality Systems, Inc.	10,500	155,085
Quest Diagnostics, Inc.	25,720	1,438,520
Quidel Corp. *	5,200	111,540
ResMed, Inc. (c)	24,200	1,206,370
RTI Surgical, Inc. *	18,100	77,830
Select Medical Holdings Corp.	22,600	315,496
Sirona Dental Systems, Inc. *	9,200	692,024
Spectranetics Corp. *	6,700	142,442
St. Jude Medical, Inc.	48,200	3,059,254
STERIS Corp.	8,200	394,010
Stryker Corp.	50,600	3,934,150
SurModics, Inc. *	4,200	91,392
Symmetry Medical, Inc. *	8,200	67,732

48 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Team Health Holdings, Inc. *	10,500	509,040
Teleflex, Inc.	6,600	673,794
Tenet Healthcare Corp. *	15,512	699,281
The Cooper Cos., Inc.	7,881	1,039,583
The Ensign Group, Inc.	5,300	225,250
The Providence Service Corp. *	4,800	194,928
Thoratec Corp. *	8,636	283,088
Triple-S Management Corp., Class B *	5,300	79,394
U.S. Physical Therapy, Inc.	3,500	107,975
Unilife Corp. *(c)	29,100	94,575
UnitedHealth Group, Inc.	166,280	12,477,651
Universal American Corp.	20,600	147,702
Universal Health Services, Inc., Class B	14,400	1,177,776
Utah Medical Products, Inc.	2,500	126,975
Varian Medical Systems, Inc. *	17,100	1,360,305
VCA Antech, Inc. *	16,800	514,584
Vocera Communications, Inc. *	3,700	56,425
Volcano Corp. *	12,200	214,232
WellCare Health Plans, Inc. *	6,200	418,314
WellPoint, Inc.	48,323	4,865,160
West Pharmaceutical Services, Inc.	11,300	490,194
Wright Medical Group, Inc. *	8,600	235,210
Zimmer Holdings, Inc.	28,200	2,729,760

		153,676,884

Household & Personal Products 1.9%
Avon Products, Inc.	70,000	1,069,600
Central Garden & Pet Co., Class A *	8,600	71,122
Church & Dwight Co., Inc.	22,400	1,545,824
Colgate-Palmolive Co.	145,100	9,765,230
Coty, Inc., Class A	15,600	250,380
Elizabeth Arden, Inc. *	3,500	128,590
Energizer Holdings, Inc.	10,933	1,221,107
Harbinger Group, Inc. *	19,100	222,706
Herbalife Ltd. (c)	15,600	935,688
Inter Parfums, Inc.	5,613	205,379
Kimberly-Clark Corp.	64,039	7,188,378
Medifast, Inc. *	3,500	110,775
Nu Skin Enterprises, Inc., Class A	9,600	835,200
Nutraceutical International Corp. *	5,000	124,600
Oil-Dri Corp. of America	1,600	53,616
Orchids Paper Products Co.	2,500	67,175
Revlon, Inc., Class A *	5,400	162,756
Spectrum Brands Holdings, Inc.	3,500	268,905
The Clorox Co.	22,300	2,022,610
The Estee Lauder Cos., Inc., Class A	43,100	3,127,767
The Female Health Co.	7,500	56,700
The Procter & Gamble Co.	457,615	37,776,118
WD-40 Co.	1,600	116,544

		67,326,770

Insurance 3.1%
ACE Ltd.	56,200	5,750,384
Aflac, Inc.	77,000	4,829,440
Alleghany Corp. *	2,740	1,117,865
Allied World Assurance Co. Holdings AG	4,900	527,681
Ambac Financial Group, Inc. *	4,000	120,720
American Equity Investment Life Holding Co.	12,600	293,832
American Financial Group, Inc.	10,750	628,122
American International Group, Inc.	247,096	13,128,210
American National Insurance Co.	2,300	258,543
AMERISAFE, Inc.	4,000	170,600
AmTrust Financial Services, Inc. (c)	7,314	282,832
Aon plc	51,496	4,370,980
Arch Capital Group Ltd. *	20,700	1,186,524
Argo Group International Holdings Ltd.	5,011	222,589
Arthur J. Gallagher & Co.	21,600	972,432
Aspen Insurance Holdings Ltd.	10,400	476,112
Assurant, Inc.	11,500	775,215
Assured Guaranty Ltd.	31,900	762,729
Axis Capital Holdings Ltd.	17,600	805,200
Baldwin & Lyons, Inc., Class B	1,950	50,720
Brown & Brown, Inc.	19,300	574,754
Cincinnati Financial Corp.	24,350	1,186,819
Citizens, Inc. *	16,000	105,120
CNA Financial Corp.	6,900	282,555
CNO Financial Group, Inc.	39,000	672,750
Crawford & Co., Class B	5,800	66,236
EMC Insurance Group, Inc.	1,200	39,588
Employers Holdings, Inc.	7,500	152,625
Endurance Specialty Holdings Ltd.	6,200	315,084
Enstar Group Ltd. *	1,300	167,830
Erie Indemnity Co., Class A	3,600	257,940
Everest Re Group Ltd.	7,700	1,216,831
FBL Financial Group, Inc., Class A	5,190	232,045
Federated National Holding Co.	1,500	29,145
Fidelity National Financial, Inc., Class A	44,553	1,433,716
First American Financial Corp.	16,800	446,880
Genworth Financial, Inc., Class A *	86,800	1,549,380
Greenlight Capital Re Ltd., Class A *	7,400	235,542
Hartford Financial Services Group, Inc.	73,800	2,647,206
HCC Insurance Holdings, Inc.	16,550	760,307
Hilltop Holdings, Inc. *	12,926	288,767
Horace Mann Educators Corp.	8,300	249,581
Independence Holding Co.	2,970	38,788
Infinity Property & Casualty Corp.	2,500	160,425
Kemper Corp.	7,700	303,457
Lincoln National Corp.	45,426	2,203,615
Loews Corp.	50,545	2,222,464
Maiden Holdings Ltd.	18,900	223,020
Markel Corp. *	2,250	1,408,320
Marsh & McLennan Cos., Inc.	93,600	4,615,416
MBIA, Inc. *	25,250	306,030
Mercury General Corp.	5,400	258,444
MetLife, Inc.	189,600	9,925,560
Montpelier Re Holdings Ltd.	8,100	247,698
National Western Life Insurance Co., Class A	500	116,625
Old Republic International Corp.	43,822	725,692
OneBeacon Insurance Group Ltd., Class A	14,800	228,512

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PartnerRe Ltd.	8,900	938,060
Platinum Underwriters Holdings Ltd.	4,500	282,195
Primerica, Inc.	10,700	491,023
Principal Financial Group, Inc.	45,200	2,117,168
ProAssurance Corp.	8,540	387,887
Protective Life Corp.	13,200	675,180
Prudential Financial, Inc.	78,300	6,317,244
Reinsurance Group of America, Inc.	12,900	989,559
RenaissanceRe Holdings Ltd.	7,200	728,712
RLI Corp.	5,600	241,136
Safety Insurance Group, Inc.	3,400	182,614
Selective Insurance Group, Inc.	7,800	178,932
StanCorp Financial Group, Inc.	6,300	384,930
State Auto Financial Corp.	5,500	112,530
Stewart Information Services Corp.	3,600	109,800
Symetra Financial Corp.	19,000	392,540
The Allstate Corp.	75,074	4,275,464
The Chubb Corp.	41,494	3,820,768
The Hanover Insurance Group, Inc.	6,900	403,305
The Navigators Group, Inc. *	4,200	239,274
The Phoenix Cos., Inc. *	475	20,910
The Progressive Corp.	91,300	2,214,025
The Travelers Cos., Inc.	60,150	5,448,387
Torchmark Corp.	14,800	1,179,560
Tower Group International Ltd.	11,444	28,152
United Fire Group, Inc.	5,000	139,100
Unum Group	43,114	1,432,247
Validus Holdings Ltd.	16,857	624,889
W. R. Berkley Corp.	18,050	798,532
White Mountains Insurance Group Ltd.	900	536,634
Willis Group Holdings plc	29,000	1,188,710
XL Group plc	46,000	1,442,100

		110,947,064

Materials 3.8%
A. Schulman, Inc.	5,300	190,376
A.M. Castle & Co. *	5,800	71,224
AEP Industries, Inc. *	1,900	67,678
Air Products & Chemicals, Inc.	36,200	4,254,224
Airgas, Inc.	11,000	1,168,860
AK Steel Holding Corp. *(c)	32,127	224,889
Albemarle Corp.	13,300	891,632
Alcoa, Inc.	176,664	2,379,664
Allegheny Technologies, Inc.	20,092	827,790
Allied Nevada Gold Corp. *(c)	29,700	100,683
AMCOL International Corp.	6,100	279,685
American Vanguard Corp.	3,000	53,430
Ampco-Pittsburgh Corp.	4,500	90,135
AptarGroup, Inc.	10,900	734,878
Ashland, Inc.	11,923	1,151,762
Avery Dennison Corp.	16,000	778,560
Axiall Corp.	10,400	484,640
Balchem Corp.	4,200	260,190
Ball Corp.	23,900	1,342,941
Bemis Co., Inc.	16,700	672,008
Berry Plastics Group, Inc. *	12,200	274,378
Cabot Corp.	8,400	485,520
Calgon Carbon Corp. *	12,500	250,375
Carpenter Technology Corp.	8,300	521,240
Celanese Corp., Series A	26,500	1,627,895
Century Aluminum Co. *	11,600	159,500
CF Industries Holdings, Inc.	9,500	2,329,115
Chase Corp.	200	6,228
Chemtura Corp. *	14,000	312,200
Clearwater Paper Corp. *	5,472	335,926
Cliffs Natural Resources, Inc. (c)	21,100	373,892
Codexis, Inc. *	1,870	3,179
Coeur Mining, Inc. *	22,400	193,984
Commercial Metals Co.	22,800	437,760
Compass Minerals International, Inc.	5,000	458,000
Crown Holdings, Inc. *	22,800	1,075,476
Cytec Industries, Inc.	6,600	629,112
Deltic Timber Corp.	1,500	91,125
Domtar Corp.	5,250	490,140
E.I. du Pont de Nemours & Co.	156,495	10,535,243
Eagle Materials, Inc.	8,043	670,223
Eastman Chemical Co.	25,380	2,212,375
Ecolab, Inc.	46,204	4,834,787
Ferro Corp. *	21,000	272,580
Flotek Industries, Inc. *	13,300	372,533
FMC Corp.	23,300	1,794,100
Freeport-McMoRan Copper & Gold, Inc.	171,384	5,890,468
FutureFuel Corp.	8,300	166,581
General Moly, Inc. *(c)	15,700	17,270
Globe Specialty Metals, Inc.	15,900	308,142
Graphic Packaging Holding Co. *	31,900	327,294
Greif, Inc., Class A	4,300	233,017
H.B. Fuller Co.	9,000	416,970
Hawkins, Inc.	2,700	97,740
Haynes International, Inc.	2,500	132,625
Headwaters, Inc. *	12,000	149,760
Hecla Mining Co.	72,100	221,347
Horsehead Holding Corp. *	12,800	199,552
Huntsman Corp.	34,000	851,700
Innophos Holdings, Inc.	5,300	299,132
International Flavors & Fragrances, Inc.	13,500	1,330,020
International Paper Co.	73,204	3,414,967
Intrepid Potash, Inc. *(c)	11,800	192,340
Kaiser Aluminum Corp.	3,600	253,440
KapStone Paper & Packaging Corp. *	15,800	416,804
KMG Chemicals, Inc.	1,600	24,976
Koppers Holdings, Inc.	4,800	204,960
Kraton Performance Polymers, Inc. *	3,500	91,175
Kronos Worldwide, Inc.	11,720	183,418
Landec Corp. *	9,100	107,926
Louisiana-Pacific Corp. *	20,200	331,078
LSB Industries, Inc. *	3,000	114,570
LyondellBasell Industries N.V., Class A	72,600	6,715,500
Martin Marietta Materials, Inc.	7,400	920,042
Materion Corp.	4,000	134,600
McEwen Mining, Inc. *(c)	31,130	74,712
MeadWestvaco Corp.	29,374	1,147,642
Minerals Technologies, Inc.	6,200	368,838
Molycorp, Inc. *(c)	51,800	246,050

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Monsanto Co.	88,590	9,806,913
Myers Industries, Inc.	8,080	151,096
Neenah Paper, Inc.	4,231	213,115
NewMarket Corp.	1,900	707,408
Newmont Mining Corp.	81,451	2,022,428
Noranda Aluminum Holding Corp.	16,500	58,575
Nucor Corp.	54,800	2,835,900
Olin Corp.	15,820	444,542
Olympic Steel, Inc.	1,400	36,904
OM Group, Inc.	7,600	222,604
OMNOVA Solutions, Inc. *	10,400	94,848
Owens-Illinois, Inc. *	26,300	835,814
P.H. Glatfelter Co.	7,000	178,640
Packaging Corp. of America	16,100	1,072,743
Penford Corp. *	6,200	78,120
PolyOne Corp.	14,810	554,931
PPG Industries, Inc.	23,500	4,550,070
Praxair, Inc.	49,800	6,501,390
Quaker Chemical Corp.	3,200	238,176
Reliance Steel & Aluminum Co.	13,300	941,906
Resolute Forest Products, Inc. *	14,000	249,760
Rock-Tenn Co., Class A	12,813	1,225,051
Rockwood Holdings, Inc.	12,500	888,125
Royal Gold, Inc.	11,400	754,680
RPM International, Inc.	21,200	904,392
RTI International Metals, Inc. *	7,700	216,832
Schnitzer Steel Industries, Inc., Class A	3,450	96,842
Schweitzer-Mauduit International, Inc.	4,600	200,744
Sealed Air Corp.	32,000	1,097,920
Sensient Technologies Corp.	7,400	399,970
Sigma-Aldrich Corp.	19,800	1,904,958
Silgan Holdings, Inc.	6,900	343,275
Sonoco Products Co.	16,800	706,944
Steel Dynamics, Inc.	39,300	718,011
Stepan Co.	4,300	248,669
Stillwater Mining Co. *	24,633	388,709
SunCoke Energy, Inc. *	15,217	317,579
Texas Industries, Inc. *	4,000	346,800
The Dow Chemical Co.	205,266	10,242,773
The Mosaic Co.	56,300	2,817,252
The Scotts Miracle-Gro Co., Class A	7,300	446,833
The Sherwin-Williams Co.	14,100	2,817,744
The Valspar Corp.	13,300	971,432
Tredegar Corp.	5,100	106,131
Tronox Ltd., Class A	9,800	240,100
United States Steel Corp. (c)	26,300	684,326
Universal Stainless & Alloy Products, Inc. *	1,800	64,602
US Silica Holdings, Inc.	10,600	478,802
Valhi, Inc.	13,600	103,088
Vulcan Materials Co.	21,492	1,386,879
W.R. Grace & Co. *	13,600	1,252,560
Walter Energy, Inc. (c)	15,800	113,760
Wausau Paper Corp.	8,700	104,052
Westlake Chemical Corp.	5,600	398,720
Worthington Industries, Inc.	7,200	264,960
Zep, Inc.	6,600	114,114

		137,520,303

Media 3.3%
AH Belo Corp., Class A	13,980	160,910
AMC Networks, Inc., Class A *	10,400	682,968
Cablevision Systems Corp., Class A	33,200	554,440
Carmike Cinemas, Inc. *	6,300	186,858
CBS Corp., Class B - Non Voting Shares	92,106	5,320,043
Central European Media Enterprises Ltd., Class A *	9,900	27,126
Charter Communications, Inc., Class A *	11,200	1,517,936
Cinemark Holdings, Inc.	19,600	580,552
Clear Channel Outdoor Holdings, Inc., Class A	20,700	166,014
Comcast Corp., Class A	440,004	22,774,607
Crown Media Holdings, Inc., Class A *	6,000	21,480
Cumulus Media, Inc., Class A *	25,351	162,500
DIRECTV *	80,526	6,248,818
Discovery Communications, Inc., Class A *	38,461	2,919,190
DISH Network Corp., Class A *	35,600	2,024,216
DreamWorks Animation SKG, Inc., Class A *	10,200	245,106
Entercom Communications Corp., Class A *	11,000	118,800
Gannett Co., Inc.	39,000	1,059,630
Harte-Hanks, Inc.	17,200	138,288
John Wiley & Sons, Inc., Class A	9,000	517,140
Journal Communications, Inc., Class A *	16,900	135,538
Lamar Advertising Co., Class A *	12,100	604,032
Liberty Global plc, Class A *	60,875	2,424,042
Liberty Global plc, Series C *	60,875	2,339,426
Liberty Media Corp., Class A *	17,495	2,269,276
Live Nation Entertainment, Inc. *	26,457	552,422
Loral Space & Communications, Inc. *	2,800	201,572
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	102,051
Media General, Inc. *(c)	6,800	104,176
Meredith Corp.	5,100	224,757
Morningstar, Inc.	3,200	234,656
National CineMedia, Inc.	13,200	200,508
News Corp., Class A *	84,687	1,441,373
Nexstar Broadcasting Group, Inc., Class A	4,500	179,325
Omnicom Group, Inc.	43,600	2,950,848
Regal Entertainment Group, Class A	12,100	227,480
Salem Communications Corp., Class A	5,700	50,217
Scholastic Corp.	7,300	240,243
Scripps Networks Interactive, Inc., Class A	19,200	1,441,344
Sinclair Broadcast Group, Inc., Class A	11,000	294,030
Sirius XM Holdings, Inc. *	485,300	1,548,107
Sizmek, Inc. *	8,300	79,514
Starz, Class A *	16,195	522,613

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The E.W. Scripps Co., Class A *	9,800	167,874
The Interpublic Group of Cos., Inc.	73,037	1,272,304
The Madison Square Garden Co., Class A *	10,175	555,555
The New York Times Co., Class A	17,300	278,184
The Walt Disney Co.	274,993	21,817,945
Time Warner Cable, Inc.	46,511	6,579,446
Time Warner, Inc.	149,350	9,925,801
Twenty-First Century Fox, Inc., Class A	328,650	10,523,373
Viacom, Inc., Class B	67,006	5,694,170
World Wrestling Entertainment, Inc., Class A	5,700	111,150

		120,719,974

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	268,105	13,962,908
ACADIA Pharmaceuticals, Inc. *	16,600	334,158
Acorda Therapeutics, Inc. *	8,400	297,780
Actavis plc *	29,468	6,021,196
Acura Pharmaceuticals, Inc. *(c)	20,900	28,842
Aegerion Pharmaceuticals, Inc. *	3,800	168,188
Affymetrix, Inc. *	25,500	189,465
Agilent Technologies, Inc.	57,417	3,102,815
Akorn, Inc. *	15,400	388,388
Albany Molecular Research, Inc. *	8,800	141,328
Alexion Pharmaceuticals, Inc. *	33,400	5,283,880
Alkermes plc *	28,600	1,323,036
Allergan, Inc.	50,368	8,353,029
Alnylam Pharmaceuticals, Inc. *	8,800	435,864
AMAG Pharmaceuticals, Inc. *	6,600	120,516
Amgen, Inc.	127,468	14,244,549
Amicus Therapeutics, Inc. *	13,800	30,636
Arena Pharmaceuticals, Inc. *(c)	32,100	205,440
ARIAD Pharmaceuticals, Inc. *(c)	31,300	227,551
Arqule, Inc. *	21,000	34,020
Array BioPharma, Inc. *	24,800	98,704
Auxilium Pharmaceuticals, Inc. *	12,500	281,375
AVANIR Pharmaceuticals, Inc., Class A *	28,700	142,926
AVEO Pharmaceuticals, Inc. *	15,100	18,573
Bio-Rad Laboratories, Inc., Class A *	3,000	369,630
BioCryst Pharmaceuticals, Inc. *	23,900	205,301
Biogen Idec, Inc. *	39,925	11,463,266
BioMarin Pharmaceutical, Inc. *	23,500	1,368,405
Biota Pharmaceuticals, Inc. *	26,016	95,999
Bristol-Myers Squibb Co.	277,550	13,902,480
Bruker Corp. *	18,000	371,880
Cambrex Corp. *	7,200	147,528
Celgene Corp. *	68,045	10,003,296
Celldex Therapeutics, Inc. *	15,200	228,000
Cepheid, Inc. *	11,200	486,976
Charles River Laboratories International, Inc. *	7,416	398,388
Clovis Oncology, Inc. *	4,900	264,943
Covance, Inc. *	11,800	1,041,704
Cubist Pharmaceuticals, Inc. *	12,200	854,732
Dendreon Corp. *(c)	72,900	188,082
Depomed, Inc. *	14,500	203,145
Durect Corp. *	14,500	18,850
Dyax Corp. *	31,000	204,910
Dynavax Technologies Corp. *	109,500	178,485
Eli Lilly & Co.	166,300	9,828,330
Emergent Biosolutions, Inc. *	10,400	274,144
Endo International plc *	23,200	1,460,324
Endocyte, Inc. *	11,300	204,643
Enzo Biochem, Inc. *	43,981	184,720
Enzon Pharmaceuticals, Inc.	21,300	18,959
Exact Sciences Corp. *(c)	16,300	195,600
Exelixis, Inc. *(c)	44,700	158,238
Fluidigm Corp. *	6,000	225,360
Forest Laboratories, Inc. *	40,300	3,703,973
Furiex Pharmaceuticals, Inc. *	3,400	351,458
Genomic Health, Inc. *	8,400	220,416
Geron Corp. *(c)	46,200	91,476
Gilead Sciences, Inc. *	259,680	20,382,283
GTx, Inc. *(c)	15,900	24,486
Halozyme Therapeutics, Inc. *	28,000	208,600
Harvard Apparatus Regenerative Technology, Inc. *	4,825	41,736
Harvard Bioscience, Inc. *	19,300	81,446
Hospira, Inc. *	27,370	1,253,546
Idenix Pharmaceuticals, Inc. *(c)	11,300	62,263
Illumina, Inc. *	21,600	2,934,360
ImmunoGen, Inc. *	16,900	218,686
Immunomedics, Inc. *(c)	25,800	108,618
Impax Laboratories, Inc. *	8,500	222,275
Incyte Corp., Ltd. *	28,200	1,369,392
Infinity Pharmaceuticals, Inc. *	19,600	191,492
Intercept Pharmaceuticals, Inc. *	1,800	475,416
InterMune, Inc. *	17,100	548,568
Ironwood Pharmaceuticals, Inc. *	19,800	218,196
Isis Pharmaceuticals, Inc. *	18,600	494,946
Jazz Pharmaceuticals plc *	8,700	1,173,630
Johnson & Johnson	477,470	48,362,936
Keryx Biopharmaceuticals, Inc. *(c)	13,600	200,872
Lexicon Pharmaceuticals, Inc. *	127,500	196,350
Ligand Pharmaceuticals, Inc. *	4,948	312,565
Luminex Corp. *	12,900	247,809
Mallinckrodt plc *(c)	8,950	637,509
MannKind Corp. *(c)	40,800	267,240
Medivation, Inc. *	13,200	794,772
Merck & Co., Inc.	496,370	29,067,427
Merrimack Pharmaceuticals, Inc. *(c)	15,700	68,923
Mettler-Toledo International, Inc. *	4,800	1,118,976
Momenta Pharmaceuticals, Inc. *	13,500	154,170
Mylan, Inc. *	63,200	3,209,296
Myriad Genetics, Inc. *(c)	11,100	468,531
Nektar Therapeutics *	18,300	215,391
Neurocrine Biosciences, Inc. *	21,600	302,832
Novavax, Inc. *	52,500	229,950
NPS Pharmaceuticals, Inc. *	14,800	393,976
Oncothyreon, Inc. *(c)	25,700	73,502
OPKO Health, Inc. *(c)	33,700	278,699
Pacira Pharmaceuticals, Inc. *	6,500	445,185
Pain Therapeutics, Inc. *	18,600	105,834
PAREXEL International Corp. *	9,300	421,755
PDL BioPharma, Inc. (c)	28,700	243,663
PerkinElmer, Inc.	18,577	779,677
Perrigo Co., plc	22,900	3,317,294
Pfizer, Inc.	1,077,401	33,701,103

52 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pharmacyclics, Inc. *	11,100	1,049,838
Pozen, Inc. *	16,100	134,596
Prestige Brands Holdings, Inc. *	8,500	284,920
Puma Biotechnology, Inc. *	3,400	256,836
Questcor Pharmaceuticals, Inc.	9,200	756,056
Quintiles Transnational Holdings, Inc. *	11,800	556,134
Raptor Pharmaceutical Corp. *(c)	10,500	86,835
Regeneron Pharmaceuticals, Inc. *	13,500	4,008,015
Rigel Pharmaceuticals, Inc. *	48,200	154,240
Sagent Pharmaceuticals, Inc. *	9,800	202,762
Salix Pharmaceuticals Ltd. *	10,100	1,111,000
Sangamo BioSciences, Inc. *	14,600	202,064
Sarepta Therapeutics, Inc. *(c)	9,800	363,874
Seattle Genetics, Inc. *	17,900	688,792
Sequenom, Inc. *(c)	87,600	239,148
Spectrum Pharmaceuticals, Inc. *	24,200	166,254
Sucampo Pharmaceuticals, Inc., Class A *	12,400	85,684
Synageva BioPharma Corp. *	4,100	354,117
Synta Pharmaceuticals Corp. *(c)	43,900	184,819
Techne Corp.	5,800	517,998
The Medicines Co. *	10,600	281,960
Theravance, Inc. *(c)	13,700	368,804
Thermo Fisher Scientific, Inc.	66,502	7,581,228
United Therapeutics Corp. *	7,600	760,076
Vertex Pharmaceuticals, Inc. *	40,544	2,744,829
Vical, Inc. *	34,400	38,872
Vivus, Inc. *(c)	23,400	121,680
Waters Corp. *	14,100	1,389,414
XenoPort, Inc. *	37,200	151,032
Zalicus, Inc. *(c)	8,433	9,023
ZIOPHARM Oncology, Inc. *(c)	55,300	199,080
Zoetis, Inc.	82,600	2,499,476

		297,524,440

Real Estate 3.6%
Acadia Realty Trust	9,600	260,448
AG Mortgage Investment Trust, Inc.	12,000	212,280
Agree Realty Corp.	5,000	149,350
Alexander & Baldwin, Inc.	6,400	238,784
Alexander’s, Inc.	800	276,608
Alexandria Real Estate Equities, Inc.	11,800	871,076
Altisource Portfolio Solutions S.A. *	2,800	290,388
Altisource Residential Corp.	5,000	140,600
American Assets Trust, Inc.	8,000	271,600
American Campus Communities, Inc.	17,300	660,860
American Capital Agency Corp.	62,500	1,419,375
American Capital Mortgage Investment Corp.	14,600	289,080
American Realty Capital Properties, Inc.	119,000	1,557,710
American Realty Investors, Inc. *	1,537	13,756
American Tower Corp.	67,100	5,604,192
Annaly Capital Management, Inc.	166,400	1,921,920
Anworth Mortgage Asset Corp.	24,200	130,680
Apartment Investment & Management Co., Class A	23,111	712,512
Apollo Commercial Real Estate Finance, Inc.	11,400	193,914
Apollo Residential Mortgage, Inc.	12,900	208,335
ARMOUR Residential REIT, Inc.	61,000	258,640
Ashford Hospitality Prime, Inc.	1,800	27,612
Ashford Hospitality Trust, Inc.	9,000	92,340
Associated Estates Realty Corp.	6,900	115,782
AV Homes, Inc. *	6,500	111,345
AvalonBay Communities, Inc.	20,892	2,852,803
BioMed Realty Trust, Inc.	31,700	662,530
Boston Properties, Inc.	26,100	3,057,354
Brandywine Realty Trust	25,863	376,307
Camden Property Trust	14,100	965,709
Campus Crest Communities, Inc.	17,900	154,119
Capstead Mortgage Corp.	21,740	277,837
CBL & Associates Properties, Inc.	26,785	486,683
CBRE Group, Inc., Class A *	46,800	1,246,752
Cedar Realty Trust, Inc.	33,200	205,508
Chambers Street Properties	37,300	290,567
Chesapeake Lodging Trust	8,500	229,415
Chimera Investment Corp.	169,700	524,373
CIM Commercial Trust Corp. (c)	1,700	37,587
Colony Financial, Inc.	12,600	274,050
Columbia Property Trust, Inc.	20,200	572,468
CommonWealth REIT	17,650	448,487
Consolidated-Tomoka Land Co.	2,000	79,060
CoreSite Realty Corp.	3,400	103,428
Corporate Office Properties Trust	14,400	385,200
Corrections Corp. of America	20,285	665,348
Cousins Properties, Inc.	28,345	329,652
Crown Castle International Corp.	57,276	4,165,683
CubeSmart	21,400	398,040
CYS Investments, Inc.	25,500	219,300
DCT Industrial Trust, Inc.	45,000	351,900
DDR Corp.	54,584	937,207
DiamondRock Hospitality Co.	32,286	396,149
Digital Realty Trust, Inc. (c)	21,200	1,132,080
Douglas Emmett, Inc.	19,200	529,920
Duke Realty Corp.	59,590	1,044,017
DuPont Fabros Technology, Inc.	9,200	222,916
EastGroup Properties, Inc.	6,300	398,475
Education Realty Trust, Inc.	27,500	280,500
EPR Properties	9,600	514,656
Equity Lifestyle Properties, Inc.	12,000	502,440
Equity One, Inc.	12,100	272,613
Equity Residential	57,900	3,441,576
Essex Property Trust, Inc.	10,073	1,745,248
Excel Trust, Inc.	14,000	176,680
Extra Space Storage, Inc.	18,200	952,406
Federal Realty Investment Trust	11,200	1,316,448
FelCor Lodging Trust, Inc.	12,200	112,606
First Industrial Realty Trust, Inc.	15,900	292,083
First Potomac Realty Trust	14,800	192,844
Forest City Enterprises, Inc., Class A *	23,900	451,949
Forestar Group, Inc. *	4,933	84,108
Franklin Street Properties Corp.	22,500	274,050
Gaming & Leisure Properties, Inc.	13,718	504,137
General Growth Properties, Inc.	89,309	2,051,428
Getty Realty Corp.	9,500	179,740

See financial notes 53

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Glimcher Realty Trust	20,000	203,800
Government Properties Income Trust	9,900	251,955
Gramercy Property Trust, Inc.	27,228	142,130
Hatteras Financial Corp.	13,800	270,066
HCP, Inc.	78,348	3,279,647
Health Care REIT, Inc.	47,700	3,009,393
Healthcare Realty Trust, Inc.	15,800	397,370
Healthcare Trust of America, Inc., Class A	27,300	319,137
Hersha Hospitality Trust	40,000	232,400
Highwoods Properties, Inc.	13,300	536,655
Home Properties, Inc.	9,500	585,200
Hospitality Properties Trust	24,500	736,225
Host Hotels & Resorts, Inc.	129,863	2,785,561
Hudson Pacific Properties, Inc.	9,100	214,305
Inland Real Estate Corp.	20,300	212,135
Invesco Mortgage Capital, Inc.	22,300	371,741
Investors Real Estate Trust	28,600	249,392
iStar Financial, Inc. *	13,390	198,975
Jones Lang LaSalle, Inc.	7,300	845,997
Kennedy-Wilson Holdings, Inc.	12,200	266,448
Kilroy Realty Corp.	12,900	768,453
Kimco Realty Corp.	67,695	1,551,569
Kite Realty Group Trust	31,300	194,060
LaSalle Hotel Properties	19,700	651,676
Lexington Realty Trust	33,567	361,181
Liberty Property Trust	24,200	907,500
LTC Properties, Inc.	4,800	185,424
Mack-Cali Realty Corp.	18,500	376,845
Maui Land & Pineapple Co., Inc. *	800	6,264
Medical Properties Trust, Inc.	24,300	328,050
MFA Financial, Inc.	60,500	479,765
Mid-America Apartment Communities, Inc.	12,844	894,585
Monmouth Real Estate Investment Corp., Class A	18,100	169,959
National Health Investors, Inc.	5,900	363,971
National Retail Properties, Inc.	20,120	686,696
New Century Financial Corp. *(b)(g)	3,600	—
New Residential Investment Corp.	42,700	260,470
Newcastle Investment Corp.	59,300	266,257
NorthStar Realty Finance Corp.	47,800	765,756
Omega Healthcare Investors, Inc.	22,684	788,950
One Liberty Properties, Inc.	1,400	30,982
Parkway Properties, Inc.	14,940	281,768
Pebblebrook Hotel Trust	12,300	423,612
Pennsylvania Real Estate Investment Trust	13,900	230,045
PennyMac Mortgage Investment Trust	14,400	337,536
Piedmont Office Realty Trust, Inc., Class A	27,500	484,275
Plum Creek Timber Co., Inc.	28,647	1,249,009
Post Properties, Inc.	8,200	411,722
Potlatch Corp.	5,753	219,937
Preferred Apartment Communities, Inc., Class A	3,700	29,933
Prologis, Inc.	84,834	3,446,805
PS Business Parks, Inc.	3,000	257,310
Public Storage	24,790	4,350,893
RAIT Financial Trust	16,199	132,508
Ramco-Gershenson Properties Trust	13,400	220,832
Rayonier, Inc.	20,882	941,778
Realogy Holdings Corp. *	24,700	1,038,635
Realty Income Corp.	36,535	1,587,446
Redwood Trust, Inc.	11,300	246,340
Regency Centers Corp.	14,200	744,506
Resource Capital Corp.	28,600	157,300
Retail Opportunity Investments Corp.	14,400	225,216
Retail Properties of America, Inc., Class A	28,700	410,984
RLJ Lodging Trust	20,300	541,401
Rouse Properties, Inc.	10,715	179,905
Ryman Hospitality Properties, Inc. (c)	7,837	356,975
Sabra Health Care REIT, Inc.	8,000	239,760
Saul Centers, Inc.	4,700	215,683
Select Income REIT	8,600	264,708
Senior Housing Properties Trust	31,050	728,744
Silver Bay Realty Trust Corp.	13,033	195,234
Simon Property Group, Inc.	53,083	9,193,976
SL Green Realty Corp.	15,350	1,607,299
Sovran Self Storage, Inc.	4,500	341,550
Spirit Realty Capital, Inc.	69,048	743,647
STAG Industrial, Inc.	11,900	280,007
Starwood Property Trust, Inc.	32,200	774,410
Starwood Waypoint Residential Trust *	6,440	174,975
Strategic Hotels & Resorts, Inc. *	25,000	269,750
Summit Hotel Properties, Inc.	9,600	86,976
Sun Communities, Inc.	6,000	273,420
Sunstone Hotel Investors, Inc.	27,600	394,956
Tanger Factory Outlet Centers, Inc.	15,600	556,608
Taubman Centers, Inc.	10,100	735,684
Tejon Ranch Co. *	3,674	113,931
The Geo Group, Inc.	11,899	398,973
The Howard Hughes Corp. *	5,100	728,076
The Macerich Co.	24,905	1,616,584
The St. Joe Co. *	12,900	230,265
Two Harbors Investment Corp.	60,300	625,914
UDR, Inc.	42,961	1,110,971
UMH Properties, Inc.	7,900	77,815
Universal Health Realty Income Trust	4,700	199,421
Urstadt Biddle Properties, Inc., Class A	4,500	91,845
Ventas, Inc.	48,550	3,208,184
Vornado Realty Trust REIT	28,741	2,948,827
Washington Real Estate Investment Trust	9,700	237,262
Weingarten Realty Investors	17,175	535,860
Western Asset Mortgage Capital Corp.	4,607	68,045
Weyerhaeuser Co.	99,992	2,984,761
Whitestone REIT	2,100	29,463
Winthrop Realty Trust	10,000	139,000
WP Carey, Inc.	9,200	565,616

		130,037,439

54 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.0%
Aaron’s, Inc.	14,675	432,472
Abercrombie & Fitch Co., Class A	11,800	433,768
Advance Auto Parts, Inc.	11,940	1,448,203
Aeropostale, Inc. *(c)	25,600	127,232
Amazon.com, Inc. *	62,800	19,099,364
America’s Car-Mart, Inc. *	6,850	247,559
American Eagle Outfitters, Inc.	27,450	317,322
ANN, Inc. *	6,625	259,634
Asbury Automotive Group, Inc. *	4,100	253,134
Ascena Retail Group, Inc. *	21,236	365,259
AutoNation, Inc. *	10,100	535,199
AutoZone, Inc. *	5,800	3,096,562
Barnes & Noble, Inc. *	7,400	121,360
Bed Bath & Beyond, Inc. *	35,500	2,205,615
Best Buy Co., Inc.	45,125	1,170,091
Big Lots, Inc. *	8,000	316,000
Brown Shoe Co., Inc.	6,675	157,463
Cabela’s, Inc. *	7,700	505,197
CarMax, Inc. *	36,846	1,613,118
Chico’s FAS, Inc.	26,200	416,056
Christopher & Banks Corp. *	13,400	83,616
Conn’s, Inc. *(c)	7,900	349,417
Core-Mark Holding Co., Inc.	2,000	161,080
CST Brands, Inc.	12,286	400,892
Destination Maternity Corp.	5,000	123,300
Dick’s Sporting Goods, Inc.	17,500	921,550
Dillard’s, Inc., Class A	4,300	421,099
Dollar General Corp. *	48,700	2,748,628
Dollar Tree, Inc. *	35,350	1,840,674
DSW, Inc., Class A	11,560	385,988
Expedia, Inc.	16,972	1,204,842
Express, Inc. *	12,600	183,582
Family Dollar Stores, Inc.	16,300	957,625
Five Below, Inc. *	7,800	314,418
Foot Locker, Inc.	23,800	1,107,414
Francesca’s Holdings Corp. *	13,300	217,588
Fred’s, Inc., Class A	6,700	122,074
FTD Cos., Inc. *	8,070	244,844
GameStop Corp., Class A	19,348	767,729
Geeknet, Inc. *	452	6,690
Genesco, Inc. *	4,300	328,391
Genuine Parts Co.	25,500	2,221,560
GNC Holdings, Inc., Class A	15,500	697,500
Group 1 Automotive, Inc.	4,400	317,372
Groupon, Inc. *	58,800	411,012
Guess?, Inc.	7,900	212,589
Hibbett Sports, Inc. *	3,543	190,791
HomeAway, Inc. *	10,400	339,248
HSN, Inc.	6,269	363,853
J.C. Penney Co., Inc. *(c)	50,700	431,964
Jos. A. Bank Clothiers, Inc. *	3,600	232,380
Kirkland’s, Inc. *	8,700	148,857
Kohl’s Corp.	33,200	1,819,028
L Brands, Inc.	42,220	2,288,324
Lands’ End, Inc. *(c)	1,920	53,088
Liberty Interactive Corp., Class A *	81,009	2,354,122
Liberty Ventures, Series A *	11,330	657,593
Lithia Motors, Inc., Class A	3,300	245,124
LKQ Corp. *	49,600	1,444,352
Lowe’s Cos., Inc.	176,500	8,103,115
Lumber Liquidators Holdings, Inc. *	4,600	400,936
Macy’s, Inc.	61,052	3,506,216
MarineMax, Inc. *	16,300	261,778
Monro Muffler Brake, Inc.	4,462	251,657
Murphy USA, Inc. *	6,875	292,188
Netflix, Inc. *	10,200	3,284,808
Nordstrom, Inc.	23,600	1,446,208
O’Reilly Automotive, Inc. *	17,999	2,678,071
Office Depot, Inc. *	77,256	315,977
Outerwall, Inc. *(c)	5,000	346,750
Pacific Sunwear of California, Inc. *	41,175	118,584
Penske Automotive Group, Inc.	6,300	288,918
PetSmart, Inc.	17,100	1,157,328
Pier 1 Imports, Inc.	15,800	288,508
Pool Corp.	6,662	393,191
RadioShack Corp. *(c)	27,200	38,896
Rent-A-Center, Inc.	7,750	226,378
Restoration Hardware Holdings, Inc. *	4,200	262,038
Ross Stores, Inc.	35,800	2,437,264
Sally Beauty Holdings, Inc. *	24,850	681,138
Sears Holdings Corp. *(c)	6,385	279,727
Select Comfort Corp. *	12,200	224,480
Shoe Carnival, Inc.	6,300	143,892
Shutterfly, Inc. *	6,300	257,859
Signet Jewelers Ltd.	14,000	1,418,480
Sonic Automotive, Inc., Class A	11,200	272,608
Stage Stores, Inc.	5,700	109,326
Staples, Inc.	107,500	1,343,750
Stein Mart, Inc.	10,300	128,750
Systemax, Inc. *	8,000	138,320
Target Corp.	107,000	6,607,250
The Buckle, Inc. (c)	3,875	182,086
The Cato Corp., Class A	7,100	202,279
The Children’s Place Retail Stores, Inc.	3,600	172,800
The Finish Line, Inc., Class A	7,161	197,142
The Gap, Inc.	46,400	1,823,520
The Home Depot, Inc.	237,670	18,897,142
The Men’s Wearhouse, Inc.	6,600	312,708
The Pep Boys - Manny, Moe & Jack *	19,400	198,268
The Priceline Group, Inc. *	8,783	10,168,518
The TJX Cos., Inc.	120,000	6,981,600
The Wet Seal, Inc., Class A *(c)	31,400	35,482
Tiffany & Co.	18,600	1,627,314
Tractor Supply Co.	23,100	1,553,244
Trans World Entertainment Corp.	9,700	31,719
TripAdvisor, Inc. *	18,272	1,475,281
Tuesday Morning Corp. *	10,800	150,984
Ulta Salon, Cosmetics & Fragrance, Inc. *	10,100	885,871
Urban Outfitters, Inc. *	18,000	641,790
Vitamin Shoppe, Inc. *	4,200	201,096
VOXX International Corp. *	9,100	106,925
West Marine, Inc. *	8,200	87,740
Williams-Sonoma, Inc.	14,000	879,480
Winmark Corp.	1,700	128,962
Zale Corp. *	8,320	177,965

See financial notes 55

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zumiez, Inc. *	10,500	256,725

		145,521,836

Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc. *	4,500	98,460
Advanced Micro Devices, Inc. *(c)	123,300	504,297
Altera Corp.	53,000	1,723,560
Amkor Technology, Inc. *	19,300	153,435
Amtech Systems, Inc. *	3,500	29,925
ANADIGICS, Inc. *	8,150	10,187
Analog Devices, Inc.	51,400	2,636,306
Applied Materials, Inc.	206,598	3,937,758
Applied Micro Circuits Corp. *	21,300	206,823
Atmel Corp. *	64,100	498,057
Avago Technologies Ltd.	43,300	2,749,550
AXT, Inc. *	3,500	7,560
Broadcom Corp., Class A	89,100	2,745,171
Brooks Automation, Inc.	11,885	121,584
Cabot Microelectronics Corp. *	5,660	245,474
Cavium, Inc. *	10,400	440,648
Ceva, Inc. *	7,233	117,392
Cirrus Logic, Inc. *	9,800	218,540
Cohu, Inc.	7,500	77,250
Cree, Inc. *	20,900	985,853
Cypress Semiconductor Corp. *	19,500	184,665
Diodes, Inc. *	11,012	290,386
DSP Group, Inc. *	6,300	50,148
Entegris, Inc. *	19,299	214,026
Entropic Communications, Inc. *	20,100	74,169
Exar Corp. *	9,834	106,404
Fairchild Semiconductor International, Inc. *	17,800	226,594
First Solar, Inc. *	10,900	735,641
FormFactor, Inc. *	14,600	83,950
Freescale Semiconductor Ltd. *	15,000	329,550
GSI Technology, Inc. *	8,500	53,975
GT Advanced Technologies, Inc. *	29,500	489,995
Hittite Microwave Corp.	4,500	267,120
Integrated Device Technology, Inc. *	26,920	314,156
Integrated Silicon Solution, Inc. *	9,338	135,027
Intel Corp.	839,232	22,399,102
International Rectifier Corp. *	8,600	223,944
Intersil Corp., Class A	26,764	330,268
IXYS Corp.	6,900	74,451
KLA-Tencor Corp.	29,000	1,855,710
Kopin Corp. *	19,600	63,896
Kulicke & Soffa Industries, Inc. *	18,500	272,135
Lam Research Corp. *	27,067	1,559,330
Lattice Semiconductor Corp. *	25,100	211,342
Linear Technology Corp.	38,700	1,722,150
LSI Corp.	88,787	989,087
Marvell Technology Group Ltd.	73,200	1,160,952
Maxim Integrated Products, Inc.	48,200	1,563,608
Micrel, Inc.	9,700	96,612
Microchip Technology, Inc.	34,875	1,657,957
Micron Technology, Inc. *	173,699	4,537,018
Microsemi Corp. *	13,152	309,335
MKS Instruments, Inc.	7,900	222,385
Monolithic Power Systems, Inc. *	6,500	241,150
MoSys, Inc. *	6,400	25,024
Nanometrics, Inc. *	5,300	86,178
NVIDIA Corp.	97,000	1,791,590
OmniVision Technologies, Inc. *	13,900	271,467
ON Semiconductor Corp. *	75,165	707,303
Pericom Semiconductor Corp. *	6,600	53,262
Photronics, Inc. *	18,000	156,240
PLX Technology, Inc. *	14,100	81,780
PMC-Sierra, Inc. *	27,300	186,732
Power Integrations, Inc.	4,200	198,366
Rambus, Inc. *	19,600	236,964
RF Micro Devices, Inc. *	40,720	343,677
Rudolph Technologies, Inc. *	16,418	149,568
Semtech Corp. *	9,700	232,606
Silicon Image, Inc. *	19,500	109,395
Silicon Laboratories, Inc. *	5,000	224,750
Skyworks Solutions, Inc. *	32,889	1,350,093
Spansion, Inc., Class A *	8,600	153,338
SunEdison, Inc. *	38,900	748,047
SunPower Corp. *(c)	6,800	227,256
Synaptics, Inc. *	5,250	326,287
Teradyne, Inc. *	34,959	617,726
Tessera Technologies, Inc.	11,100	243,423
Texas Instruments, Inc.	184,097	8,367,209
TriQuint Semiconductor, Inc. *	32,110	455,320
Ultratech, Inc. *	4,800	127,776
Veeco Instruments, Inc. *	8,800	325,336
Xilinx, Inc.	44,300	2,090,517

		80,441,298

Software & Services 9.4%
Accenture plc, Class A	107,500	8,623,650
ACI Worldwide, Inc. *	7,700	440,055
Activision Blizzard, Inc.	71,232	1,425,352
Actuate Corp. *	13,962	78,606
Acxiom Corp. *	13,300	375,592
Adobe Systems, Inc. *	79,010	4,874,127
Advent Software, Inc.	7,900	227,678
Akamai Technologies, Inc. *	29,538	1,567,582
Alliance Data Systems Corp. *	9,000	2,177,100
Amdocs Ltd.	26,600	1,237,698
Angie’s List, Inc. *	8,000	90,480
ANSYS, Inc. *	15,286	1,166,475
AOL, Inc. *	12,922	553,191
Aspen Technology, Inc. *	15,400	662,046
Autodesk, Inc. *	37,300	1,791,146
Automatic Data Processing, Inc.	81,400	6,345,944
Bankrate, Inc. *	14,600	255,792
Bazaarvoice, Inc. *	15,200	102,144
Blackbaud, Inc.	6,000	182,700
Blackhawk Network Holdings, Inc., Class B *	6,703	154,370
Blucora, Inc. *	11,572	222,761
Booz Allen Hamilton Holding Corp.	12,300	285,852
Bottomline Technologies de, Inc. *	8,800	278,432
Broadridge Financial Solutions, Inc.	19,725	756,256
BroadSoft, Inc. *	6,500	164,970
CA, Inc.	53,608	1,615,745
CACI International, Inc., Class A *	4,100	285,565
Cadence Design Systems, Inc. *	47,500	739,100

56 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cardtronics, Inc. *	8,800	294,624
CIBER, Inc. *	24,900	107,568
Citrix Systems, Inc. *	30,800	1,826,748
Cognizant Technology Solutions Corp., Class A *	103,000	4,934,215
CommVault Systems, Inc. *	6,900	333,960
Computer Sciences Corp.	24,338	1,440,323
Compuware Corp.	31,800	329,448
comScore, Inc. *	7,500	234,975
Comverse, Inc. *	6,250	155,875
Concur Technologies, Inc. *	7,600	611,572
Constant Contact, Inc. *	7,000	181,020
Convergys Corp.	16,000	344,640
Conversant, Inc. *	12,000	293,280
CoreLogic, Inc. *	13,800	386,814
Cornerstone OnDemand, Inc. *	7,100	260,996
CoStar Group, Inc. *	4,500	724,005
CSG Systems International, Inc.	8,900	234,604
Dealertrack Technologies, Inc. *	6,100	278,709
Demand Media, Inc. *	29,600	123,136
Demandware, Inc. *	6,800	337,484
Digimarc Corp.	3,542	116,957
Digital River, Inc. *	7,100	108,559
DST Systems, Inc.	4,300	396,417
EarthLink Holdings Corp.	17,050	58,141
eBay, Inc. *	196,648	10,192,266
Ebix, Inc. (c)	7,200	113,616
Edgewater Technology, Inc. *	767	5,430
Electronic Arts, Inc. *	51,000	1,443,300
Ellie Mae, Inc. *	4,700	114,633
Envestnet, Inc. *	7,300	269,005
EPAM Systems, Inc. *	7,800	242,814
Epiq Systems, Inc.	8,525	109,035
Equinix, Inc. *	8,265	1,552,250
Euronet Worldwide, Inc. *	8,800	404,712
EVERTEC, Inc.	14,000	329,560
ExlService Holdings, Inc. *	7,200	203,724
Facebook, Inc., Class A *	288,400	17,240,552
FactSet Research Systems, Inc.	6,650	708,225
Fair Isaac Corp.	4,744	271,357
FalconStor Software, Inc. *	1,200	1,824
Fidelity National Information Services, Inc.	48,106	2,570,304
FireEye, Inc. *	5,100	200,226
Fiserv, Inc. *	42,600	2,589,228
FleetCor Technologies, Inc. *	12,100	1,380,973
Forrester Research, Inc.	6,800	240,924
Fortinet, Inc. *	20,500	450,590
Gartner, Inc. *	14,800	1,020,312
Genpact Ltd. *	18,800	316,968
Global Cash Access Holdings, Inc. *	28,300	186,780
Global Payments, Inc.	11,440	764,535
Google, Inc., Class A *	47,665	25,495,055
Google, Inc., Class C *	47,665	25,103,249
GSE Systems, Inc. *	2,424	4,242
Guidewire Software, Inc. *	10,800	407,808
Heartland Payment Systems, Inc.	4,500	184,230
Higher One Holdings, Inc. *	19,400	116,206
IAC/InterActiveCorp	12,672	839,900
iGATE Corp. *	8,800	322,080
Imperva, Inc. *	4,700	107,536
Infoblox, Inc. *	8,600	168,732
Informatica Corp. *	18,000	638,100
Information Services Group, Inc. *	7,500	37,125
Interactive Intelligence Group, Inc. *	2,900	181,453
Internap Network Services Corp. *	13,200	88,704
International Business Machines Corp.	165,210	32,458,809
Intralinks Holdings, Inc. *	12,200	111,630
Intuit, Inc.	48,730	3,691,297
j2 Global, Inc.	9,000	417,240
Jack Henry & Associates, Inc.	13,800	761,208
Jive Software, Inc. *	8,600	64,328
Leidos Holdings, Inc.	11,000	409,640
LinkedIn Corp., Class A *	16,500	2,532,255
Lionbridge Technologies, Inc. *	19,500	114,660
Liquidity Services, Inc. *	6,200	106,950
LivePerson, Inc. *	19,700	195,030
LogMeIn, Inc. *	7,600	345,420
Looksmart Ltd. *	160	267
Manhattan Associates, Inc. *	11,600	365,748
ManTech International Corp., Class A	8,600	256,538
MasterCard, Inc., Class A	173,200	12,738,860
Mattersight Corp. *	190	1,199
MAXIMUS, Inc.	11,300	481,041
Mentor Graphics Corp.	13,800	285,660
MICROS Systems, Inc. *	12,400	638,600
Microsoft Corp.	1,274,950	51,507,980
MicroStrategy, Inc., Class A *	2,256	273,946
Millennial Media, Inc. *(c)	21,300	136,107
ModusLink Global Solutions, Inc. *	10,450	42,218
MoneyGram International, Inc. *	9,037	119,288
Monotype Imaging Holdings, Inc.	6,500	171,665
Monster Worldwide, Inc. *	35,800	246,662
Move, Inc. *	12,430	132,877
Netscout Systems, Inc. *	7,300	284,408
NetSuite, Inc. *	4,900	378,819
NeuStar, Inc., Class A *	9,300	239,196
NIC, Inc.	8,000	146,720
Nuance Communications, Inc. *	42,274	680,189
OpenTable, Inc. *	3,400	228,344
Oracle Corp.	584,549	23,896,363
Pandora Media, Inc. *	27,500	644,050
Paychex, Inc.	53,600	2,241,016
Pegasystems, Inc.	12,800	212,096
Perficient, Inc. *	7,800	142,506
PRGX Global, Inc. *	11,000	70,730
Progress Software Corp. *	9,300	199,578
PTC, Inc. *	19,780	699,619
Qlik Technologies, Inc. *	14,100	309,918
Rackspace Hosting, Inc. *	19,400	562,988
RealNetworks, Inc. *	12,725	95,946
RealPage, Inc. *	10,500	186,375
Red Hat, Inc. *	31,300	1,522,745
Reis, Inc. *	1,400	23,044
Rovi Corp. *	15,412	343,533
Salesforce.com, Inc. *	94,700	4,891,255
Sapient Corp. *	16,100	261,947
Science Applications International Corp.	6,285	245,115
Seachange International, Inc. *	9,250	86,672

See financial notes 57

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ServiceNow, Inc. *	16,700	830,324
ServiceSource International, Inc. *	14,400	89,856
Shutterstock, Inc. *	4,000	290,040
SolarWinds, Inc. *	12,000	483,840
Solera Holdings, Inc.	11,400	738,492
Splunk, Inc. *	15,200	829,464
SS&C Technologies Holdings, Inc. *	11,700	455,364
StarTek, Inc. *	3,900	27,105
support.com, Inc. *	18,400	45,448
Sykes Enterprises, Inc. *	11,026	218,205
Symantec Corp.	114,873	2,329,624
Synchronoss Technologies, Inc. *	8,100	246,564
Synopsys, Inc. *	24,384	917,326
Syntel, Inc. *	2,500	200,800
Tableau Software, Inc., Class A *	2,600	143,702
Take-Two Interactive Software, Inc. *	12,900	262,902
Tangoe, Inc. *	8,200	123,328
TeleCommunication Systems, Inc., Class A *	10,800	27,540
TeleTech Holdings, Inc. *	9,100	219,583
Teradata Corp. *	27,000	1,227,420
The Hackett Group, Inc.	7,200	43,200
The Ultimate Software Group, Inc. *	4,600	550,298
The Western Union Co.	90,332	1,433,569
TIBCO Software, Inc. *	23,200	455,416
TiVo, Inc. *	17,800	211,108
Total System Services, Inc.	27,404	870,625
Trulia, Inc. *(c)	5,400	183,600
Twitter, Inc. *(c)	11,500	448,155
Tyler Technologies, Inc. *	4,700	383,755
Unisys Corp. *	6,200	151,094
United Online, Inc.	2,478	29,364
Unwired Planet, Inc. *	7,771	17,718
Vantiv, Inc., Class A *	24,900	765,675
VeriFone Systems, Inc. *	18,000	601,920
Verint Systems, Inc. *	9,510	416,253
VeriSign, Inc. *	22,275	1,050,934
VirnetX Holding Corp. *(c)	10,600	166,950
Virtusa Corp. *	4,700	154,959
Visa, Inc., Class A	85,600	17,343,416
VMware, Inc., Class A *	14,200	1,313,642
Web.com Group, Inc. *	8,923	274,025
WebMD Health Corp. *	7,074	311,893
WEX, Inc. *	6,400	614,208
Workday, Inc., Class A *	4,900	358,043
Xerox Corp.	186,756	2,257,880
Yahoo! Inc. *	159,644	5,739,202
Yelp, Inc. *	9,300	542,376
Zillow, Inc., Class A *(c)	4,500	489,150
Zynga, Inc., Class A *	127,000	514,350

		342,012,042

Technology Hardware & Equipment 5.8%
3D Systems Corp. *(c)	15,900	752,706
ADTRAN, Inc.	9,100	204,113
Agilysys, Inc. *	8,460	106,088
Amphenol Corp., Class A	27,400	2,612,590
Anixter International, Inc.	4,000	391,920
Apple, Inc.	150,600	88,867,554
ARRIS Group, Inc. *	18,975	495,058
Arrow Electronics, Inc. *	15,700	890,975
Aruba Networks, Inc. *	15,700	310,389
Aviat Networks, Inc. *	18,877	28,504
Avnet, Inc.	22,588	974,220
AVX Corp.	14,000	186,900
Badger Meter, Inc.	4,000	198,200
Belden, Inc.	6,900	509,289
Benchmark Electronics, Inc. *	7,830	181,499
Black Box Corp.	4,100	87,166
Brocade Communications Systems, Inc. *	73,835	687,404
CalAmp Corp. *	4,000	71,000
CDW Corp.	9,700	273,443
Checkpoint Systems, Inc. *	7,100	90,667
Ciena Corp. *	17,970	355,267
Cisco Systems, Inc.	869,509	20,094,353
Cognex Corp. *	14,800	509,564
Coherent, Inc. *	4,100	244,811
Comtech Telecommunications Corp.	4,175	132,556
Corning, Inc.	239,007	4,997,636
Cray, Inc. *	7,600	218,196
CTS Corp.	8,800	156,552
Daktronics, Inc.	8,700	113,274
Diebold, Inc.	9,000	338,490
Digi International, Inc. *	9,100	80,626
Dolby Laboratories, Inc., Class A *	8,800	350,680
DTS, Inc. *	4,300	80,023
Echelon Corp. *	7,200	18,648
EchoStar Corp., Class A *	6,740	303,030
Electro Rent Corp.	7,100	114,665
Electro Scientific Industries, Inc.	9,900	83,952
Electronics for Imaging, Inc. *	6,400	241,856
EMC Corp.	339,786	8,766,479
Emulex Corp. *	14,100	100,815
Extreme Networks, Inc. *	27,500	157,300
F5 Networks, Inc. *	13,100	1,377,727
FARO Technologies, Inc. *	3,000	119,700
FEI Co.	6,600	524,832
Finisar Corp. *	15,800	413,170
FLIR Systems, Inc.	21,900	745,476
Frequency Electronics, Inc. *	500	5,328
Fusion-io, Inc. *	28,600	246,818
Harmonic, Inc. *	20,042	140,895
Harris Corp.	17,000	1,249,840
Hewlett-Packard Co.	322,336	10,656,428
Hutchinson Technology, Inc. *	6,000	16,680
I.D. Systems, Inc. *	5,500	30,965
Identive Group, Inc. *	1,200	1,020
II-VI, Inc. *	13,000	187,200
Imation Corp. *	5,500	23,760
Immersion Corp. *	4,300	48,762
Infinera Corp. *	27,300	244,608
Ingram Micro, Inc., Class A *	25,500	687,480
Insight Enterprises, Inc. *	8,950	233,774
Intellicheck Mobilisa, Inc. *	500	340
InterDigital, Inc.	6,700	232,624
InvenSense, Inc. *(c)	8,900	191,617
IPG Photonics Corp. *(c)	5,700	368,391
Itron, Inc. *	5,700	216,600

58 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ixia *	14,900	185,058
Jabil Circuit, Inc.	27,700	478,102
JDS Uniphase Corp. *	44,553	564,487
Juniper Networks, Inc. *	84,165	2,078,034
Knowles Corp. *	13,900	388,227
Lexmark International, Inc., Class A	10,900	468,700
LightPath Technologies, Inc., Class A *	75	110
Littelfuse, Inc.	3,700	335,035
Maxwell Technologies, Inc. *	7,700	115,962
Measurement Specialties, Inc. *	3,200	205,920
Mercury Systems, Inc. *	7,800	108,888
Methode Electronics, Inc.	9,500	263,530
MOCON, Inc.	600	9,588
Motorola Solutions, Inc.	37,279	2,370,199
MTS Systems Corp.	3,781	243,761
Multi-Fineline Electronix, Inc. *	5,700	70,566
National Instruments Corp.	16,112	440,019
NCR Corp. *	27,500	839,025
NetApp, Inc.	55,900	1,990,599
NETGEAR, Inc. *	6,000	193,800
Newport Corp. *	8,500	158,780
Oplink Communications, Inc. *	5,957	102,103
OSI Systems, Inc. *	3,700	206,497
Palo Alto Networks, Inc. *	7,100	451,418
Park Electrochemical Corp.	3,600	95,976
PC Connection, Inc.	7,000	140,070
PC-Tel, Inc.	8,900	73,425
Plantronics, Inc.	6,000	261,420
Plexus Corp. *	6,500	272,480
Polycom, Inc. *	22,400	275,520
Pulse Electronics Corp. *	1,150	3,795
QLogic Corp. *	17,044	197,370
QUALCOMM, Inc.	285,400	22,463,834
Radisys Corp. *	7,200	23,040
Research Frontiers, Inc. *(c)	2,800	12,740
Richardson Electronics Ltd.	7,300	73,146
Riverbed Technology, Inc. *	26,700	519,315
Rofin-Sinar Technologies, Inc. *	3,800	84,360
Rogers Corp. *	4,200	252,084
SanDisk Corp.	39,500	3,356,315
Sanmina Corp. *	20,900	423,225
ScanSource, Inc. *	6,300	241,983
Seagate Technology plc	55,866	2,937,434
Sonus Networks, Inc. *	79,300	259,311
Super Micro Computer, Inc. *	8,200	166,952
SYNNEX Corp. *	3,600	242,568
TE Connectivity Ltd.	70,400	4,152,192
Tech Data Corp. *	5,300	331,197
Tessco Technologies, Inc.	4,025	132,382
Transact Technologies, Inc.	1,500	16,035
Trimble Navigation Ltd. *	42,584	1,636,503
TTM Technologies, Inc. *	11,000	86,790
Ubiquiti Networks, Inc. *	3,200	123,936
Universal Display Corp. *	5,800	151,090
ViaSat, Inc. *	6,500	417,365
Vishay Intertechnology, Inc.	18,588	264,321
Vishay Precision Group, Inc. *	5,620	91,213
Western Digital Corp.	34,700	3,058,111
Xybernaut Corp. *(b)(g)	1,400	—
Zebra Technologies Corp., Class A *	9,575	664,888
Zygo Corp. *	7,000	134,680

		209,247,967

Telecommunication Services 2.2%
Alaska Communications Systems Group, Inc. *	5,000	9,450
Alteva	1,100	6,655
AT&T, Inc.	878,856	31,375,159
Atlantic Tele-Network, Inc.	3,250	192,303
CenturyLink, Inc.	97,578	3,406,448
Cincinnati Bell, Inc. *	61,468	205,918
Cogent Communications Group, Inc.	9,900	341,253
Consolidated Communications Holdings, Inc.	13,353	265,992
Frontier Communications Corp.	165,068	982,155
General Communication, Inc., Class A *	10,500	109,620
HickoryTech Corp.	4,600	54,602
Iridium Communications, Inc. *	11,800	78,706
Level 3 Communications, Inc. *	26,306	1,131,947
Lumos Networks Corp.	1,500	19,815
NII Holdings, Inc. *	27,900	23,991
NTELOS Holdings Corp. (c)	4,500	62,055
Premiere Global Services, Inc. *	11,400	145,008
SBA Communications Corp., Class A *	21,700	1,947,792
Shenandoah Telecommunications Co.	7,100	199,013
Sprint Corp. *	142,805	1,213,842
T-Mobile US, Inc. *	41,550	1,216,999
Telephone & Data Systems, Inc.	14,222	386,696
tw telecom, Inc. *	21,600	662,904
United States Cellular Corp.	5,400	224,316
USA Mobility, Inc.	5,500	94,215
Verizon Communications, Inc.	698,972	32,662,962
Vonage Holdings Corp. *	36,400	139,776
Windstream Holdings, Inc. (c)	109,269	991,070

		78,150,662

Transportation 2.0%
Alaska Air Group, Inc.	10,900	1,025,472
Allegiant Travel Co.	2,000	234,900
AMERCO	1,000	250,110
American Airlines Group, Inc. *	30,800	1,080,156
ArcBest Corp.	4,800	189,216
Atlas Air Worldwide Holdings, Inc. *	6,500	227,435
Avis Budget Group, Inc. *	17,500	920,325
C.H. Robinson Worldwide, Inc.	26,000	1,531,400
Con-way, Inc.	11,200	475,776
Covenant Transport Group, Inc., Class A *	3,000	30,750
CSX Corp.	172,700	4,873,594
Delta Air Lines, Inc.	141,300	5,204,079
Expeditors International of Washington, Inc.	33,700	1,389,788
FedEx Corp.	49,163	6,698,459

See financial notes 59

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Forward Air Corp.	4,600	203,458
Genesee & Wyoming, Inc., Class A *	9,000	891,090
Heartland Express, Inc.	16,241	353,404
Hertz Global Holdings, Inc. *	78,300	2,229,201
Hub Group, Inc., Class A *	7,100	317,015
J.B. Hunt Transport Services, Inc.	15,600	1,187,160
JetBlue Airways Corp. *	30,962	244,755
Kansas City Southern	17,950	1,810,796
Kirby Corp. *	9,400	945,828
Knight Transportation, Inc.	14,650	347,644
Landstar System, Inc.	6,600	415,734
Matson, Inc.	10,500	248,745
Norfolk Southern Corp.	52,600	4,972,278
Old Dominion Freight Line, Inc. *	12,412	752,540
Park-Ohio Holdings Corp. *	3,600	210,204
Republic Airways Holdings, Inc. *	12,500	103,875
Roadrunner Transportation Systems, Inc. *	4,900	120,687
Ryder System, Inc.	9,500	780,710
Saia, Inc. *	4,450	183,206
SkyWest, Inc.	7,000	81,200
Southwest Airlines Co.	118,615	2,866,925
Spirit Airlines, Inc. *	11,500	653,660
Swift Transportation Co. *	19,000	456,950
Union Pacific Corp.	76,900	14,644,067
United Continental Holdings, Inc. *	62,700	2,562,549
United Parcel Service, Inc., Class B	119,980	11,818,030
Universal Truckload Services, Inc.	3,300	81,378
UTI Worldwide, Inc.	14,600	142,934
Werner Enterprises, Inc.	10,032	256,819
Wesco Aircraft Holdings, Inc. *	13,500	273,510
XPO Logistics, Inc. *	6,810	184,823

		74,472,635

Utilities 3.1%
AES Corp.	108,396	1,566,322
AGL Resources, Inc.	18,629	1,005,966
ALLETE, Inc.	5,233	270,860
Alliant Energy Corp.	18,300	1,070,184
Ameren Corp.	39,300	1,623,483
American DG Energy, Inc. *(c)	11,400	27,930
American Electric Power Co., Inc.	83,420	4,488,830
American States Water Co.	9,600	291,456
American Water Works Co., Inc.	29,100	1,324,923
Aqua America, Inc.	29,167	731,800
Artesian Resources Corp., Class A	4,000	88,080
Atmos Energy Corp.	17,400	888,096
Avista Corp.	7,800	250,770
Black Hills Corp.	7,700	444,675
Cadiz, Inc. *(c)	6,356	40,869
California Water Service Group	11,300	254,250
Calpine Corp. *	57,800	1,325,354
CenterPoint Energy, Inc.	70,800	1,753,008
Chesapeake Utilities Corp.	1,847	116,841
Cleco Corp.	11,700	614,835
CMS Energy Corp.	43,500	1,318,485
Connecticut Water Service, Inc.	5,100	165,750
Consolidated Edison, Inc.	50,400	2,924,712
Delta Natural Gas Co., Inc.	1,291	24,619
Dominion Resources, Inc.	98,180	7,121,977
DTE Energy Co.	28,901	2,258,324
Duke Energy Corp.	119,273	8,884,646
Dynegy, Inc. *	17,000	483,650
Edison International	56,210	3,179,238
El Paso Electric Co.	5,300	200,446
Entergy Corp.	29,400	2,131,500
Exelon Corp.	146,369	5,127,306
FirstEnergy Corp.	72,856	2,458,890
Genie Energy Ltd., Class B *	12,800	103,680
Great Plains Energy, Inc.	25,341	679,899
Hawaiian Electric Industries, Inc.	19,300	463,007
IDACORP, Inc.	9,800	550,172
Integrys Energy Group, Inc.	12,540	768,451
ITC Holdings Corp.	25,800	953,826
MDU Resources Group, Inc.	29,825	1,056,402
MGE Energy, Inc.	4,950	189,189
Middlesex Water Co.	9,400	191,102
National Fuel Gas Co.	13,800	1,016,232
New Jersey Resources Corp.	6,225	309,569
NextEra Energy, Inc.	73,500	7,338,975
NiSource, Inc.	51,764	1,880,069
Northeast Utilities	51,943	2,454,826
Northwest Natural Gas Co.	6,300	278,901
NorthWestern Corp.	7,100	343,498
NRG Energy, Inc.	57,356	1,876,688
OGE Energy Corp.	32,800	1,224,424
ONE Gas, Inc.	8,525	311,845
Ormat Technologies, Inc.	8,600	229,448
Otter Tail Corp.	7,800	228,540
Pepco Holdings, Inc.	41,200	1,102,512
PG&E Corp.	77,600	3,537,008
Piedmont Natural Gas Co., Inc.	12,300	440,217
Pinnacle West Capital Corp.	18,200	1,018,290
PNM Resources, Inc.	11,200	310,016
Portland General Electric Co.	10,900	364,823
PPL Corp.	106,800	3,560,712
Public Service Enterprise Group, Inc.	86,300	3,535,711
Pure Cycle Corp. *	8,000	44,880
Questar Corp.	28,900	701,692
SCANA Corp.	23,205	1,245,644
Sempra Energy	37,575	3,705,271
SJW Corp.	4,470	121,718
South Jersey Industries, Inc.	4,200	241,290
Southwest Gas Corp.	6,500	357,565
TECO Energy, Inc.	32,100	576,516
The Empire District Electric Co.	11,200	272,384
The Laclede Group, Inc.	5,800	274,978
The Southern Co.	149,900	6,869,917
UGI Corp.	18,600	868,434
UIL Holdings Corp.	11,166	410,127
Unitil Corp.	7,200	239,040
UNS Energy Corp.	8,200	492,492
Vectren Corp.	15,266	619,342
Westar Energy, Inc.	21,000	753,480
WGL Holdings, Inc.	7,300	290,467
Wisconsin Energy Corp.	38,200	1,851,936
Xcel Energy, Inc.	82,195	2,619,555

60 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
York Water Co.	6,100	122,061

		113,454,896

Total Common Stock
(Cost $2,186,360,928)		3,522,081,897

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(b)(g)	8,700	—

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(g)	8,900	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(g)	13,000	32,760

Total Rights
(Cost $32,982)		32,760

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(b)(g)	2,293	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.8% of net assets

Time Deposit 2.6%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/14	95,893,627	95,893,627

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.05%, 06/19/14 (d)(e)	6,000,000	5,999,592

Total Short-Term Investments
(Cost $101,893,219)		101,893,219

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	26,681,531	26,681,531

Total Collateral Invested for Securities on Loan
(Cost $26,681,531)		26,681,531

End of collateral invested for securities on loan.

At 04/30/14 tax basis cost of the fund’s investments was $2,302,453,550 and the unrealized appreciation and depreciation were $1,391,997,727 and ($70,443,401), respectively, with a net unrealized appreciation of $1,321,554,326.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $26,212,591.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.
(g)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

			Unrealized
		Contract	Appreciation
	Number of	Value	(Depreciation)
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	140	15,730,400	(387,687)
S&P 500 Index, e-mini, Long, expires 06/20/14	960	90,139,200	1,414,538

Net Unrealized Appreciation			1,026,851

See financial notes 61

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Common Stock	1,795,245,659	2,420,335,392
0.6%	Preferred Stock	9,585,888	15,506,942
0.0%	Rights	429,850	617,551
0.0%	Warrants	—	15,968
0.4%	Other Investment Company	8,089,400	9,564,800
1.8%	Short-Term Investments	43,356,422	43,356,422

99.6%	Total Investments	1,856,707,219	2,489,397,075
1.6%	Collateral Invested for Securities on Loan	39,582,384	39,582,384
(1.2%)	Other Assets and Liabilities, Net		(29,524,528)

100.0%	Net Assets		2,499,454,931

	Number	Value
Security	of Shares	($)

Common Stock 96.8% of net assets

Australia 7.8%

Banks 2.9%
Australia & New Zealand Banking Group Ltd.	499,603	16,066,120
Bank of Queensland Ltd.	64,129	733,156
Bendigo & Adelaide Bank Ltd.	75,987	814,400
Commonwealth Bank of Australia	293,519	21,591,519
National Australia Bank Ltd.	427,816	14,086,858
Westpac Banking Corp.	566,132	18,543,378

		71,835,431

Capital Goods 0.0%
Leighton Holdings Ltd. (a)	33,382	593,605

Commercial & Professional Supplies 0.2%
ALS Ltd.	65,668	459,282
Brambles Ltd.	285,047	2,506,495
Seek Ltd.	62,241	974,807

		3,940,584

Consumer Services 0.1%
Crown Resorts Ltd.	71,852	1,075,174
Echo Entertainment Group Ltd.	135,161	355,499
Flight Centre Travel Group Ltd.	11,202	561,827
Tabcorp Holdings Ltd.	122,573	424,796
Tatts Group Ltd.	265,227	745,971

		3,163,267

Diversified Financials 0.2%
ASX Ltd.	36,129	1,195,580
Macquarie Group Ltd.	52,593	2,833,495

		4,029,075

Energy 0.4%
Caltex Australia Ltd.	27,417	569,132
Origin Energy Ltd.	204,972	2,847,449
Santos Ltd.	177,202	2,271,971
Woodside Petroleum Ltd.	121,458	4,616,755
WorleyParsons Ltd.	35,418	555,409

		10,860,716

Food & Staples Retailing 0.7%
Metcash Ltd.	151,758	391,933
Wesfarmers Ltd.	208,181	8,285,415
Woolworths Ltd.	228,425	7,938,219

		16,615,567

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	107,769	930,342
Treasury Wine Estates Ltd.	125,835	448,140

		1,378,482

Health Care Equipment & Services 0.1%
Cochlear Ltd.	11,235	614,139
Ramsay Health Care Ltd.	24,832	1,037,580
Sonic Healthcare Ltd.	69,642	1,148,756

		2,800,475

Insurance 0.4%
AMP Ltd.	528,240	2,485,981
Insurance Australia Group Ltd.	410,236	2,192,612
QBE Insurance Group Ltd.	225,667	2,435,541
Suncorp Group Ltd.	239,120	2,903,917

		10,018,051

Materials 1.4%
Alumina Ltd. *	414,010	520,056
Amcor Ltd.	224,446	2,154,000
BHP Billiton Ltd.	584,822	20,595,440
Boral Ltd.	130,425	692,188
Fortescue Metals Group Ltd.	275,330	1,302,293
Iluka Resources Ltd.	73,547	611,014
Incitec Pivot Ltd.	301,643	809,691
James Hardie Industries plc CDI	81,856	1,050,884
Newcrest Mining Ltd. *	142,749	1,392,256
Orica Ltd.	68,969	1,407,554
Rio Tinto Ltd.	79,348	4,575,935

		35,111,311

Media 0.0%
REA Group Ltd.	8,785	383,136

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	89,069	5,678,177

Real Estate 0.6%
CFS Retail Property Trust Group	363,022	679,653
Dexus Property Group	975,748	1,032,267
Federation Centres Ltd.	246,002	571,040
Goodman Group	300,988	1,398,074

62 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GPT Group	287,272	1,048,350
Lend Lease Group	100,371	1,213,083
Mirvac Group	667,190	1,088,754
Stockland	397,313	1,440,312
Westfield Group	357,905	3,652,156
Westfield Retail Trust	516,243	1,533,746

		13,657,435

Retailing 0.0%
Harvey Norman Holdings Ltd.	91,526	280,111

Software & Services 0.0%
Computershare Ltd.	81,530	939,773

Telecommunication Services 0.2%
Telstra Corp., Ltd.	793,023	3,855,762

Transportation 0.2%
Asciano Ltd.	172,860	872,317
Aurizon Holdings Ltd.	392,053	1,892,919
Qantas Airways Ltd. *	268,959	305,950
Sydney Airport	192,713	757,261
Toll Holdings Ltd.	111,390	549,442
Transurban Group (b)	258,976	1,749,080

		6,126,969

Utilities 0.1%
AGL Energy Ltd.	106,046	1,556,752
APA Group	152,130	942,952
SP AusNet	290,894	379,080

		2,878,784

		194,146,711

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	48,012	1,614,372
Raiffeisen Bank International AG	20,004	632,338

		2,246,710

Capital Goods 0.0%
Andritz AG	12,691	788,354

Energy 0.1%
OMV AG	26,782	1,252,177

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,791	363,197

Materials 0.1%
Voestalpine AG	21,074	962,647

Real Estate 0.0%
IMMOFINANZ AG *	165,354	612,967

Telecommunication Services 0.0%
Telekom Austria AG	37,970	376,817

		6,602,869

Belgium 1.2%

Banks 0.1%
KBC Groep N.V.	45,992	2,806,564

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	14,375	1,453,455

Food & Staples Retailing 0.1%
Colruyt S.A.	13,008	735,545
Delhaize Group S.A.	18,914	1,408,398

		2,143,943

Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V.	146,333	15,949,688

Insurance 0.1%
Ageas	39,029	1,679,641

Materials 0.1%
Solvay S.A.	11,005	1,783,416
Umicore S.A.	19,644	962,923

		2,746,339

Media 0.0%
Telenet Group Holding N.V.	9,411	551,565

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	20,357	1,669,815

Telecommunication Services 0.0%
Belgacom S.A. (a)	28,150	861,602

		29,862,612

Denmark 1.3%

Banks 0.1%
Danske Bank A/S	116,888	3,307,138

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	19,802	1,980,840

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	19,741	1,658,105
William Demant Holding A/S *	4,937	442,415

		2,100,520

Insurance 0.0%
Tryg A/S	4,412	419,024

Materials 0.1%
Novozymes A/S, B Shares	41,556	1,992,406

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	362,601	16,457,003

Telecommunication Services 0.1%
TDC A/S	146,148	1,371,835

Transportation 0.2%
AP Moeller - Maersk A/S, Series A	530	1,204,089
AP Moeller - Maersk A/S, Series B	1,201	2,867,097
DSV A/S	31,001	1,035,408

		5,106,594

		32,735,360

Finland 0.9%

Automobiles & Components 0.1%
Nokian Renkaat Oyj (a)	20,943	833,403

Capital Goods 0.2%
Kone Oyj, Class B	56,345	2,415,253
Metso Oyj	24,814	998,757
Wartsila Oyj Abp	31,620	1,765,186

		5,179,196

See financial notes 63

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.0%
Neste Oil Oyj	21,550	442,481

Insurance 0.2%
Sampo Oyj, A Shares	81,402	4,045,643

Materials 0.1%
Stora Enso Oyj, R Shares	100,350	1,024,735
UPM-Kymmene Oyj	98,045	1,717,140

		2,741,875

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	18,887	576,482

Technology Hardware & Equipment 0.2%
Nokia Oyj *	674,647	5,051,467

Telecommunication Services 0.0%
Elisa Oyj	24,569	733,867

Utilities 0.1%
Fortum Oyj	82,282	1,858,922

		21,463,336

France 10.2%

Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	34,085	4,179,869
Renault S.A.	35,091	3,430,842
Valeo S.A.	13,888	1,907,228

		9,517,939

Banks 1.0%
BNP Paribas S.A.	181,285	13,622,564
Credit Agricole S.A. *	179,062	2,825,320
Natixis	159,730	1,133,868
Societe Generale S.A.	130,886	8,151,212

		25,732,964

Capital Goods 1.7%
Airbus Group N.V.	106,877	7,346,737
Alstom S.A.	40,852	1,688,168
Bouygues S.A. (a)	34,535	1,555,488
Compagnie de Saint-Gobain	75,095	4,600,728
Legrand S.A.	47,500	3,069,263
Rexel S.A.	42,488	1,072,812
Safran S.A.	49,782	3,350,435
Schneider Electric S.A.	99,991	9,386,247
Thales S.A.	16,565	1,054,780
Vallourec S.A.	18,721	1,106,327
Vinci S.A. (a)	87,599	6,614,278
Zodiac Aerospace	32,627	1,084,771

		41,930,034

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	40,137	1,229,986
Edenred	35,989	1,216,385
Societe BIC S.A.	4,998	663,099

		3,109,470

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	10,081	2,074,224
Kering	13,966	3,088,879
LVMH Moet Hennessy Louis Vuitton S.A.	46,223	9,105,664

		14,268,767

Consumer Services 0.1%
Accor S.A.	29,671	1,452,679
Sodexo	17,503	1,887,083

		3,339,762

Diversified Financials 0.1%
Eurazeo S.A.	6,442	543,054
Wendel S.A.	5,814	876,434

		1,419,488

Energy 1.2%
CGG S.A. *	26,877	465,020
Technip S.A.	18,622	2,096,066
Total S.A.	389,505	27,866,807

		30,427,893

Food & Staples Retailing 0.2%
Carrefour S.A.	112,057	4,368,099
Casino Guichard Perrachon S.A.	10,349	1,318,703

		5,686,802

Food, Beverage & Tobacco 0.5%
Danone S.A.	103,414	7,635,990
Pernod-Ricard S.A.	38,665	4,640,126
Remy Cointreau S.A.	5,148	452,736

		12,728,852

Health Care Equipment & Services 0.2%
Essilor International S.A.	37,275	3,991,680

Household & Personal Products 0.3%
L’Oreal S.A.	44,034	7,589,044

Insurance 0.4%
AXA S.A. (a)	326,847	8,529,402
CNP Assurances	33,282	767,800
SCOR SE	29,475	1,078,572

		10,375,774

Materials 0.6%
Air Liquide S.A.	56,967	8,150,125
ArcelorMittal	183,724	2,987,579
Arkema S.A.	11,207	1,251,734
Imerys S.A.	5,580	490,019
Lafarge S.A.	34,087	3,118,921

		15,998,378

Media 0.3%
Eutelsat Communications S.A.	25,025	860,824
JC Decaux S.A.	12,016	493,258
Lagardere S.C.A. (a)	20,262	849,191
Publicis Groupe S.A.	33,334	2,851,699
SES S.A.	55,021	2,072,069

		7,127,041

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	217,578	23,480,983

Real Estate 0.3%
Fonciere des Regions	5,116	519,656
Gecina S.A.	4,219	567,886
ICADE	6,374	650,328
Klepierre	17,099	784,518
Unibail-Rodamco SE	17,707	4,785,216

		7,307,604

64 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	109,832	1,047,379

Software & Services 0.2%
AtoS	12,529	1,082,405
Cap Gemini S.A.	26,705	1,886,807
Dassault Systemes S.A.	11,105	1,366,558

		4,335,770

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	501,265	1,987,877

Telecommunication Services 0.5%
Iliad S.A.	4,915	1,326,261
Orange S.A.	339,659	5,502,907
Vivendi S.A. *	219,442	5,895,694

		12,724,862

Transportation 0.1%
Aeroports de Paris	5,551	690,299
Groupe Eurotunnel S.A. - Reg’d	95,309	1,279,506

		1,969,805

Utilities 0.4%
Electricite de France	44,723	1,717,404
GDF Suez (a)	245,218	6,180,333
Suez Environnement Co.	48,547	953,925
Veolia Environnement S.A. (a)	63,025	1,175,788

		10,027,450

		256,125,618

Germany 8.6%

Automobiles & Components 1.2%
Bayerische Motoren Werke AG	60,090	7,553,610
Continental AG	20,031	4,713,386
Daimler AG - Reg’d	175,310	16,321,207
Volkswagen AG	5,226	1,401,344

		29,989,547

Banks 0.1%
Commerzbank AG *	178,431	3,181,632

Capital Goods 1.0%
Brenntag AG	9,077	1,644,302
GEA Group AG	33,966	1,521,281
Hochtief AG	5,074	473,077
MAN SE	7,010	898,897
OSRAM Licht AG *	16,162	848,494
Siemens AG - Reg’d	144,381	19,046,775

		24,432,826

Consumer Durables & Apparel 0.2%
adidas AG	38,097	4,072,633
Hugo Boss AG	5,413	752,016

		4,824,649

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	185,642	8,176,689
Deutsche Boerse AG	35,862	2,629,864

		10,806,553

Food & Staples Retailing 0.0%
Metro AG *	23,809	953,878

Food, Beverage & Tobacco 0.0%
Suedzucker AG (a)	16,268	347,631

Health Care Equipment & Services 0.3%
Celesio AG	15,063	523,505
Fresenius Medical Care AG & Co. KGaA	39,746	2,738,402
Fresenius SE & Co. KGaA	22,759	3,462,843

		6,724,750

Household & Personal Products 0.2%
Beiersdorf AG	18,229	1,829,911
Henkel AG & Co. KGaA	23,300	2,395,666

		4,225,577

Insurance 0.9%
Allianz SE - Reg’d	83,125	14,466,231
Hannover Rueck SE	11,074	1,031,896
Muenchener Rueckversicherungs AG - Reg’d (a)	32,657	7,548,957

		23,047,084

Materials 1.3%
BASF SE	167,247	19,401,607
HeidelbergCement AG	25,664	2,229,896
K&S AG - Reg’d	29,563	1,035,891
LANXESS AG	15,844	1,206,543
Linde AG	33,805	7,020,784
ThyssenKrupp AG *	81,414	2,323,732

		33,218,453

Media 0.2%
Axel Springer SE	6,956	424,746
Kabel Deutschland Holding AG	3,895	527,512
ProSiebenSat.1 Media AG - Reg’d	38,605	1,689,657
RTL Group S.A. *	7,403	824,325
Sky Deutschland AG *	73,136	627,658

		4,093,898

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Bayer AG - Reg’d	150,580	20,936,895
Merck KGaA	11,876	2,007,564
QIAGEN N.V. *	39,873	875,359

		23,819,818

Real Estate 0.0%
Deutsche Wohnen AG	50,000	1,073,370

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	193,715	2,252,379

Software & Services 0.6%
SAP AG	167,775	13,560,752
United Internet AG - Reg’d	19,167	823,398

		14,384,150

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	526,839	8,851,452
Telefonica Deutschland Holding AG	48,116	400,298

		9,251,750

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	40,146	1,008,180
Deutsche Post AG - Reg’d	165,910	6,260,273

See financial notes 65

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fraport AG Frankfurt Airport Services Worldwide	6,036	446,405

		7,714,858

Utilities 0.4%
E.ON SE	327,929	6,281,430
RWE AG	89,113	3,400,648

		9,682,078

		214,024,881

Hong Kong 2.7%

Banks 0.2%
Bank of East Asia Ltd.	237,200	979,844
BOC Hong Kong (Holdings) Ltd.	658,500	1,932,152
Hang Seng Bank Ltd.	141,636	2,312,355

		5,224,351

Capital Goods 0.2%
Hopewell Holdings Ltd.	119,500	412,120
Hutchison Whampoa Ltd.	388,370	5,328,240
NWS Holdings Ltd.	253,000	433,885

		6,174,245

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,008,000	1,467,221
Yue Yuen Industrial Holdings Ltd.	128,000	396,548

		1,863,769

Consumer Services 0.4%
Galaxy Entertainment Group Ltd. *	382,000	3,015,573
MGM China Holdings Ltd.	183,200	640,134
Sands China Ltd.	440,800	3,236,248
Shangri-La Asia Ltd.	270,000	445,824
SJM Holdings Ltd.	346,000	962,548
Wynn Macau Ltd.	286,000	1,131,865

		9,432,192

Diversified Financials 0.2%
First Pacific Co., Ltd.	383,250	426,181
Hong Kong Exchanges & Clearing Ltd.	200,918	3,613,173

		4,039,354

Insurance 0.4%
AIA Group Ltd.	2,193,200	10,666,833

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	254,656	4,348,854
Hang Lung Properties Ltd.	390,000	1,163,232
Henderson Land Development Co., Ltd.	195,900	1,170,984
Hysan Development Co., Ltd.	125,000	536,108
Kerry Properties Ltd.	121,000	398,454
New World Development Co., Ltd.	870,666	900,793
Sino Land Co., Ltd.	542,000	812,723
Sun Hung Kai Properties Ltd.	292,604	3,692,089
Swire Pacific Ltd., Class A	130,090	1,502,474
Swire Properties Ltd.	216,600	652,304
The Link REIT	411,000	2,046,260
Wharf Holdings Ltd.	282,100	1,980,374
Wheelock & Co., Ltd.	162,000	668,676

		19,873,325

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	53,000	589,273

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	425,000	445,580
PCCW Ltd.	759,000	405,299

		850,879

Transportation 0.1%
Cathay Pacific Airways Ltd.	201,000	379,868
MTR Corp., Ltd.	250,000	944,718

		1,324,586

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	114,000	744,996
CLP Holdings Ltd.	322,080	2,574,848
Hong Kong & China Gas Co., Ltd.	1,014,634	2,341,173
Power Assets Holdings Ltd.	259,000	2,238,890

		7,899,907

		67,938,714

Ireland 0.3%

Banks 0.1%
Bank of Ireland *	4,050,099	1,581,367

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	27,277	2,153,251

Materials 0.1%
CRH plc	133,518	3,887,184

Transportation 0.0%
Ryanair Holdings plc *	35,363	335,333

		7,957,135

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	182,922	1,033,325
Bank Leumi Le-Israel B.M. *	213,157	834,035
Mizrahi Tefahot Bank Ltd.	20,764	277,570

		2,144,930

Energy 0.0%
Delek Group Ltd.	790	320,179

Materials 0.1%
Israel Chemicals Ltd.	85,438	758,284
The Israel Corp., Ltd. *	609	343,896

		1,102,180

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	155,143	7,605,104

Software & Services 0.0%
NICE Systems Ltd.	11,048	478,140

66 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	328,894	596,030

		12,246,563

Italy 2.6%

Automobiles & Components 0.1%
Fiat S.p.A. *	161,562	1,950,494
Pirelli & C. S.p.A	45,863	772,156

		2,722,650

Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	1,107,091	370,013
Banco Popolare SC *	48,000	991,988
Intesa Sanpaolo S.p.A.	2,117,023	7,244,514
UniCredit S.p.A.	790,625	7,083,718
Unione di Banche Italiane S.C.P.A.	158,997	1,517,704

		17,207,937

Capital Goods 0.1%
CNH Industrial N.V.	174,194	2,034,789
Finmeccanica S.p.A. *	70,375	651,281
Prysmian S.p.A.	39,039	1,016,759

		3,702,829

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	31,091	1,783,271

Diversified Financials 0.1%
Exor S.p.A.	18,034	824,262
Mediobanca S.p.A. *	97,780	1,085,267

		1,909,529

Energy 0.6%
Eni S.p.A.	463,229	11,997,314
Saipem S.p.A.	47,315	1,269,126
Tenaris S.A.	89,011	1,967,662

		15,234,102

Insurance 0.2%
Assicurazioni Generali S.p.A.	212,620	4,971,329
UnipolSai S.p.A. *	150,000	551,934

		5,523,263

Telecommunication Services 0.1%
Telecom Italia S.p.A. *	1,794,154	2,305,539
Telecom Italia S.p.A. - RSP	1,038,385	1,032,127

		3,337,666

Transportation 0.1%
Atlantia S.p.A.	67,136	1,748,821

Utilities 0.5%
Enel Green Power S.p.A.	301,549	863,034
Enel S.p.A.	1,213,056	6,870,664
Snam S.p.A.	363,943	2,189,097
Terna - Rete Elettrica Nationale S.p.A.	263,586	1,428,026

		11,350,821

		64,520,889

Japan 18.5%

Automobiles & Components 2.6%
Aisin Seiki Co., Ltd.	36,200	1,279,285
Bridgestone Corp.	118,457	4,241,411
Daihatsu Motor Co., Ltd.	33,000	546,609
Denso Corp.	90,000	4,099,751
Fuji Heavy Industries Ltd.	108,400	2,850,342
Honda Motor Co., Ltd.	296,839	9,850,503
Isuzu Motors Ltd.	207,000	1,202,163
Koito Manufacturing Co., Ltd.	18,000	391,492
Mazda Motor Corp.	480,000	2,146,196
Mitsubishi Motors Corp.	117,900	1,277,836
NGK Spark Plug Co., Ltd.	31,000	709,733
NHK Spring Co., Ltd.	23,800	215,435
Nissan Motors Co., Ltd.	448,496	3,869,891
NOK Corp.	20,800	340,055
Stanley Electric Co., Ltd.	27,000	598,427
Sumitomo Rubber Industries Ltd.	27,100	376,632
Suzuki Motor Corp.	67,300	1,736,344
The Yokohama Rubber Co., Ltd.	36,000	321,552
Toyoda Gosei Co., Ltd.	11,300	208,212
Toyota Boshoku Corp. (a)	24,000	248,096
Toyota Industries Corp.	31,200	1,438,257
Toyota Motor Corp.	502,303	27,138,502
Yamaha Motor Co., Ltd.	51,400	793,451

		65,880,175

Banks 1.8%
Aozora Bank Ltd.	185,000	550,338
Fukuoka Financial Group, Inc.	147,000	600,349
Hokuhoku Financial Group, Inc.	223,000	430,332
Mitsubishi UFJ Financial Group, Inc.	2,321,209	12,347,657
Mizuho Financial Group, Inc.	4,186,534	8,199,775
Resona Holdings, Inc.	389,600	1,992,025
Seven Bank Ltd.	116,700	442,435
Shinsei Bank Ltd.	291,000	567,340
Sumitomo Mitsui Financial Group, Inc.	231,746	9,160,990
Sumitomo Mitsui Trust Holdings, Inc.	591,000	2,435,332
Suruga Bank Ltd.	34,000	583,235
The Bank of Kyoto Ltd.	53,000	431,846
The Bank of Yokohama Ltd.	203,000	1,020,297
The Chiba Bank Ltd.	129,000	819,977
The Chugoku Bank Ltd.	32,500	430,832
The Gunma Bank Ltd.	72,000	382,700
The Hachijuni Bank Ltd.	77,000	420,954
The Hiroshima Bank Ltd.	92,000	378,510
The Iyo Bank Ltd.	46,000	413,587
The Joyo Bank Ltd.	108,000	525,646
The Nishi-Nippon City Bank Ltd.	117,000	266,128
The Shizuoka Bank Ltd.	98,000	936,391
Yamaguchi Financial Group, Inc.	38,000	350,429

		43,687,105

Capital Goods 2.7%
Amada Co., Ltd.	60,000	433,932
Asahi Glass Co., Ltd.	174,000	986,472

See financial notes 67

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chiyoda Corp.	29,000	388,882
Daikin Industries Ltd.	42,800	2,475,728
Fanuc Corp.	34,900	6,297,213
Fuji Electric Co., Ltd.	104,000	471,981
Hino Motors Ltd.	44,000	579,662
Hitachi Construction Machinery Co., Ltd.	17,500	324,740
IHI Corp.	228,000	909,090
ITOCHU Corp.	274,500	3,077,087
JGC Corp.	37,000	1,198,112
JTEKT Corp.	36,900	538,389
Kajima Corp.	170,000	647,276
Kawasaki Heavy Industries Ltd.	245,000	909,331
Kinden Corp.	30,000	276,189
Komatsu Ltd.	169,309	3,727,553
Kubota Corp.	197,000	2,539,039
Kurita Water Industries Ltd.	18,200	383,294
LIXIL Group Corp.	48,100	1,274,646
Mabuchi Motor Co., Ltd.	4,400	301,297
Makita Corp.	21,400	1,138,231
Marubeni Corp.	294,000	1,964,629
Mitsubishi Corp.	255,900	4,582,478
Mitsubishi Electric Corp.	348,000	3,962,618
Mitsubishi Heavy Industries Ltd.	555,000	2,922,044
Mitsui & Co., Ltd.	314,100	4,454,682
Nabtesco Corp.	18,500	399,384
NGK Insulators Ltd.	46,000	869,904
Nidec Corp.	38,100	2,154,002
NSK Ltd.	86,000	904,096
Obayashi Corp.	108,000	697,344
Shimizu Corp.	98,000	555,527
SMC Corp.	9,200	2,190,113
Sojitz Corp.	215,700	340,120
Sumitomo Corp.	204,400	2,653,211
Sumitomo Electric Industries Ltd.	138,200	1,912,850
Sumitomo Heavy Industries Ltd.	102,000	434,000
Taisei Corp.	178,000	825,202
The Japan Steel Works Ltd.	54,000	228,157
THK Co., Ltd.	20,700	437,525
Toshiba Corp.	716,178	2,805,171
TOTO Ltd.	53,000	749,704
Toyota Tsusho Corp.	41,300	1,087,809

		66,008,714

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	101,000	909,743
Park24 Co., Ltd.	18,000	329,024
Secom Co., Ltd.	38,800	2,227,628
Toppan Printing Co., Ltd.	97,000	666,181

		4,132,576

Consumer Durables & Apparel 0.7%
Asics Corp.	27,600	537,188
Casio Computer Co., Ltd.	41,300	471,284
Iida Group Holdings Co., Ltd.	25,100	374,576
Namco Bandai Holdings, Inc.	31,100	671,919
Nikon Corp.	61,900	970,497
Panasonic Corp.	404,812	4,412,474
Rinnai Corp.	6,700	558,369
Sankyo Co., Ltd.	11,600	463,896
Sega Sammy Holdings, Inc.	33,800	681,314
Sekisui Chemical Co., Ltd.	76,000	770,199
Sekisui House Ltd.	102,300	1,227,968
Sharp Corp. *(a)	269,785	676,288
Shimano, Inc.	14,200	1,419,456
Sony Corp.	189,900	3,333,806
Yamaha Corp.	28,500	381,862

		16,951,096

Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	540,285
McDonald’s Holdings Co., Ltd. (a)	11,000	304,351
Oriental Land Co., Ltd.	9,300	1,393,264

		2,237,900

Diversified Financials 0.5%
Acom Co., Ltd. *(a)	88,800	302,645
AEON Financial Service Co., Ltd.	19,900	501,146
Credit Saison Co., Ltd.	27,800	592,230
Daiwa Securities Group, Inc.	297,000	2,227,036
Japan Exchange Group, Inc.	45,300	896,301
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	480,555
Nomura Holdings, Inc.	661,300	3,829,502
ORIX Corp.	237,000	3,434,092
SBI Holdings, Inc.	38,090	435,595

		12,699,102

Energy 0.2%
Idemitsu Kosan Co., Ltd.	15,200	336,126
Inpex Corp.	155,800	2,272,094
Japan Petroleum Exploration Co.	8,600	320,143
JX Holdings, Inc.	401,000	2,083,515
Showa Shell Sekiyu K.K.	33,500	339,838
TonenGeneral Sekiyu K.K.	49,000	462,846

		5,814,562

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	113,400	1,309,727
FamilyMart Co., Ltd.	11,200	465,082
Lawson, Inc.	11,300	784,801
Seven & i Holdings Co., Ltd.	137,203	5,413,516

		7,973,126

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	108,000	1,589,526
Asahi Group Holdings Ltd.	69,100	1,909,425
Calbee, Inc.	12,000	294,286
Coca-Cola West Co., Ltd.	13,303	231,527
Japan Tobacco, Inc.	201,400	6,619,725
Kikkoman Corp.	30,000	609,548
Kirin Holdings Co., Ltd.	159,000	2,202,153
MEIJI Holdings Co., Ltd.	11,300	693,445
Nippon Meat Packers, Inc.	33,000	571,935
Nisshin Seifun Group, Inc.	36,800	428,153
Nissin Foods Holdings Co., Ltd.	11,900	569,614
Suntory Beverage & Food Ltd.	24,500	855,597
Toyo Suisan Kaisha Ltd.	16,000	512,500
Yakult Honsha Co., Ltd.	16,800	908,041
Yamazaki Baking Co., Ltd.	26,000	317,676

		18,313,151

68 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	8,200	510,506
M3, Inc.	27,200	373,145
Medipal Holdings Corp.	26,100	367,108
Miraca Holdings, Inc.	9,400	407,465
Olympus Corp. *	45,000	1,374,502
Suzuken Co., Ltd.	14,500	522,654
Sysmex Corp.	27,700	878,143
Terumo Corp.	57,700	1,145,092

		5,578,615

Household & Personal Products 0.2%
Kao Corp.	94,719	3,565,923
Shiseido Co., Ltd.	65,000	1,161,283
Unicharm Corp.	20,700	1,122,520

		5,849,726

Insurance 0.5%
MS&AD Insurance Group Holdings	92,162	2,067,391
NKSJ Holdings, Inc.	62,900	1,569,282
Sony Financial Holdings, Inc.	33,000	529,159
T&D Holdings, Inc.	109,400	1,305,830
The Dai-ichi Life Insurance Co., Ltd.	156,800	2,172,738
Tokio Marine Holdings, Inc.	126,099	3,715,623

		11,360,023

Materials 1.1%
Air Water, Inc.	26,000	364,815
Asahi Kasei Corp.	235,000	1,597,717
Daicel Corp.	51,000	427,114
Daido Steel Co., Ltd.	59,000	288,473
Hitachi Chemical Co., Ltd.	22,600	332,483
Hitachi Metals Ltd.	37,000	502,433
JFE Holdings, Inc.	87,700	1,620,806
JSR Corp.	31,300	512,908
Kaneka Corp.	58,000	340,188
Kansai Paint Co., Ltd.	40,000	559,234
Kobe Steel Ltd.	529,000	694,397
Kuraray Co., Ltd.	66,700	749,959
Maruichi Steel Tube Ltd.	8,800	223,223
Mitsubishi Chemical Holdings Corp.	233,500	934,473
Mitsubishi Gas Chemical Co., Inc.	64,000	369,503
Mitsubishi Materials Corp.	193,000	559,803
Mitsui Chemicals, Inc.	141,000	343,585
Nippon Paint Co., Ltd.	29,000	448,669
Nippon Steel & Sumitomo Metal Corp.	1,372,410	3,600,706
Nitto Denko Corp.	30,600	1,324,860
Oji Holdings Corp.	141,000	592,410
Shin-Etsu Chemical Co., Ltd.	75,960	4,455,971
Showa Denko K.K.	250,000	333,114
Sumitomo Chemical Co., Ltd.	257,000	964,172
Sumitomo Metal Mining Co., Ltd.	92,000	1,389,615
Taiheiyo Cement Corp.	204,000	715,609
Taiyo Nippon Sanso Corp.	36,000	286,948
Teijin Ltd.	161,000	395,746
Toray Industries, Inc.	269,000	1,755,701
Toyo Seikan Group Holdings Ltd.	33,400	496,721
Ube Industries Ltd.	183,000	310,042
Yamato Kogyo Co., Ltd.	7,700	222,054

		27,713,452

Media 0.1%
Dentsu, Inc.	39,200	1,607,697
Hakuhodo DY Holdings, Inc.	40,300	312,613
Toho Co., Ltd.	20,000	385,045

		2,305,355

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	391,850	4,368,925
Chugai Pharmaceutical Co., Ltd.	40,500	1,022,174
Daiichi Sankyo Co., Ltd.	123,000	2,063,239
Dainippon Sumitomo Pharma Co., Ltd.	28,500	432,227
Eisai Co., Ltd.	47,800	1,845,992
Hisamitsu Pharmaceutical Co., Inc.	10,700	447,817
Kyowa Hakko Kirin Co., Ltd.	37,000	421,346
Mitsubishi Tanabe Pharma Corp.	37,900	519,695
Ono Pharmaceutical Co., Ltd.	14,700	1,165,911
Otsuka Holdings Co., Ltd.	68,300	1,967,571
Santen Pharmaceutical Co., Ltd.	12,800	570,492
Shionogi & Co., Ltd.	55,800	978,085
Taisho Pharmaceutical Holdings Co., Ltd.	6,500	479,099
Takeda Pharmaceutical Co., Ltd.	144,200	6,486,134
Tsumura & Co.	10,100	240,067

		23,008,774

Real Estate 0.9%
Aeon Mall Co., Ltd.	20,200	481,605
Daito Trust Construction Co., Ltd.	13,500	1,373,771
Daiwa House Industry Co., Ltd.	104,000	1,757,154
Hulic Co., Ltd.	45,700	551,216
Japan Prime Realty Investment Corp.	149	524,324
Japan Real Estate Investment Corp.	217	1,150,433
Japan Retail Fund Investment Corp.	422	848,773
Mitsubishi Estate Co., Ltd.	227,502	5,162,110
Mitsui Fudosan Co., Ltd.	151,777	4,492,861
Nippon Building Fund, Inc.	264	1,463,738
Nippon Prologis REIT, Inc.	268	567,564
Nomura Real Estate Holdings, Inc.	20,200	377,422
NTT Urban Development Corp.	22,700	199,657
Sumitomo Realty & Development Co., Ltd.	66,000	2,560,758
Tokyo Tatemono Co., Ltd.	70,000	558,236
Tokyu Fudosan Holdings Corp.	91,200	663,020
United Urban Investment Corp.	476	718,401

		23,451,043

See financial notes 69

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.4%
ABC-Mart, Inc.	5,980	268,540
Don Quijote Holdings Co., Ltd.	10,400	548,517
Fast Retailing Co., Ltd.	9,400	2,920,948
Isetan Mitsukoshi Holdings Ltd.	61,800	769,043
J. Front Retailing Co., Ltd.	83,000	527,593
Marui Group Co., Ltd.	39,900	354,417
Nitori Holdings Co., Ltd.	12,700	582,532
Rakuten, Inc.	131,220	1,702,660
Sanrio Co., Ltd. (a)	10,800	342,401
Shimamura Co., Ltd.	4,200	391,265
Takashimaya Co., Ltd.	46,000	435,813
USS Co., Ltd.	36,500	532,029
Yamada Denki Co., Ltd.	174,000	642,838

		10,018,596

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	23,900	263,467
Rohm Co., Ltd.	18,900	903,833
Sumco Corp.	27,600	211,816
Tokyo Electron Ltd.	31,400	1,785,901

		3,165,017

Software & Services 0.4%
Dena Co., Ltd.	18,200	307,591
Fujitsu Ltd.	333,000	1,958,116
Gree, Inc. (a)	24,703	241,565
GungHo Online Entertainment, Inc. (a)	59,100	336,192
Itochu Techno-Solutions Corp.	8,506	355,458
Kakaku.com, Inc.	24,600	350,959
Konami Corp.	19,400	442,407
Nexon Co., Ltd.	28,900	225,092
Nintendo Co., Ltd.	19,439	2,040,325
Nomura Research Institute Ltd.	20,300	588,645
NTT Data Corp.	23,100	892,481
Oracle Corp., Japan	6,600	304,165
Otsuka Corp.	2,700	319,625
Trend Micro, Inc.	20,500	663,114
Yahoo Japan Corp.	255,000	1,113,963

		10,139,698

Technology Hardware & Equipment 1.5%
Brother Industries Ltd.	40,400	565,094
Canon, Inc.	207,395	6,498,712
Citizen Holdings Co., Ltd.	49,100	360,586
FUJIFILM Holdings Corp.	83,011	2,144,347
Hamamatsu Photonics K.K.	13,500	608,281
Hirose Electric Co., Ltd.	5,200	734,000
Hitachi High-Technologies Corp.	10,900	249,349
Hitachi Ltd.	884,079	6,302,544
Hoya Corp.	81,407	2,407,801
Ibiden Co., Ltd.	22,300	402,518
Keyence Corp.	8,400	3,240,397
Konica Minolta, Inc.	83,000	773,404
Kyocera Corp.	60,400	2,840,605
Murata Manufacturing Co., Ltd.	36,974	3,082,295
NEC Corp.	458,000	1,288,352
Nippon Electric Glass Co., Ltd.	65,000	317,975
Omron Corp.	36,800	1,303,249
Ricoh Co., Ltd.	118,000	1,359,722
Seiko Epson Corp.	22,900	624,941
Shimadzu Corp.	42,000	358,785
TDK Corp.	23,500	1,002,075
Yaskawa Electric Corp.	37,000	417,199
Yokogawa Electric Corp.	36,600	500,386

		37,382,617

Telecommunication Services 1.1%
KDDI Corp.	98,800	5,269,167
Nippon Telegraph & Telephone Corp.	68,478	3,800,033
NTT DOCOMO, Inc.	278,200	4,437,441
SoftBank Corp.	174,900	13,026,201

		26,532,842

Transportation 0.9%
ANA Holdings, Inc. (a)	193,000	421,464
Central Japan Railway Co.	27,400	3,365,426
East Japan Railway Co.	60,760	4,433,369
Hankyu Hanshin Holdings, Inc.	207,000	1,134,479
Japan Airlines Co., Ltd.	10,800	559,110
Kamigumi Co., Ltd.	40,000	381,292
Keikyu Corp.	78,000	647,441
Keio Corp.	97,000	686,527
Keisei Electric Railway Co., Ltd.	47,000	409,042
Kintetsu Corp.	341,000	1,198,366
Mitsubishi Logistics Corp.	25,000	358,674
Mitsui O.S.K. Lines Ltd.	192,000	640,525
Nippon Express Co., Ltd.	137,000	647,642
Nippon Yusen K.K.	279,000	756,236
Odakyu Electric Railway Co., Ltd.	108,000	948,162
Tobu Railway Co., Ltd.	176,000	860,813
Tokyu Corp.	196,000	1,234,453
West Japan Railway Co.	31,000	1,257,140
Yamato Holdings Co., Ltd.	70,100	1,442,530

		21,382,691

Utilities 0.4%
Chubu Electric Power Co., Inc. *	113,300	1,290,552
Electric Power Development Co., Ltd.	22,200	588,704
Hokkaido Electric Power Co., Inc. *	32,100	196,371
Hokuriku Electric Power Co.	29,200	362,629
Kyushu Electric Power Co., Inc. *	77,200	778,915
Osaka Gas Co., Ltd.	323,000	1,217,485
Shikoku Electric Power Co., Inc. *	33,700	394,460
The Chugoku Electric Power Co., Inc.	49,500	648,594
The Kansai Electric Power Co., Inc. *	121,300	1,017,118
Toho Gas Co., Ltd.	71,000	348,365
Tohoku Electric Power Co., Inc.	78,700	748,970
Tokyo Electric Power Co., Inc. *	253,490	958,762
Tokyo Gas Co., Ltd.	437,201	2,290,675

		10,841,600

		462,427,556

70 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Netherlands 2.6%

Capital Goods 0.3%
Koninklijke Boskalis Westminster N.V.	15,021	851,340
Koninklijke Philips N.V.	171,229	5,481,580
OCI *	16,510	706,051

		7,038,971

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	21,628	1,263,933

Diversified Financials 0.4%
ING Groep N.V. CVA *	699,136	9,994,047

Energy 0.1%
Fugro N.V. CVA	13,619	902,458
Koninklijke Vopak N.V.	13,531	674,670

		1,577,128

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	169,694	3,280,506

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	17,645	1,127,721
Heineken N.V.	42,637	2,961,457
Unilever N.V. CVA	296,626	12,719,650

		16,808,828

Insurance 0.1%
Aegon N.V.	331,943	3,042,726
Delta Lloyd N.V.	33,185	873,361

		3,916,087

Materials 0.2%
Akzo Nobel N.V.	43,667	3,365,069
Koninklijke DSM N.V.	28,471	2,044,439

		5,409,508

Media 0.2%
Reed Elsevier N.V.	123,918	2,529,271
Wolters Kluwer N.V.	56,151	1,565,260

		4,094,531

Real Estate 0.0%
Corio N.V.	13,143	615,851

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	65,090	5,312,263

Software & Services 0.1%
Gemalto N.V.	14,299	1,598,707

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V. *	571,283	2,029,692
Ziggo N.V.	27,244	1,183,012

		3,212,704

Transportation 0.0%
TNT Express N.V.	76,923	693,195

		64,816,259

New Zealand 0.1%

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	62,228	464,852

Materials 0.1%
Fletcher Building Ltd.	122,603	1,042,534

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	356,009	850,491

Transportation 0.0%
Auckland International Airport Ltd.	163,022	558,337

Utilities 0.0%
Contact Energy Ltd.	75,447	370,592

		3,286,806

Norway 0.8%

Banks 0.1%
DNB A.S.A.	179,466	3,181,128

Energy 0.4%
Aker Solutions A.S.A.	31,911	511,294
Seadrill Ltd.	68,660	2,402,462
Statoil A.S.A. (a)	203,216	6,195,120
Subsea 7 S.A.	48,790	976,984

		10,085,860

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	138,506	1,145,526

Insurance 0.0%
Gjensidige Forsikring A.S.A. (a)	35,100	647,168

Materials 0.1%
Norsk Hydro A.S.A.	243,121	1,303,905
Yara International A.S.A.	31,361	1,482,479

		2,786,384

Telecommunication Services 0.1%
Telenor A.S.A.	123,490	2,901,645

		20,747,711

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	311,555	552,242

Energy 0.1%
Galp Energia, SGPS, S.A.	65,228	1,130,533

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	49,264	861,596

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d (a)	109,146	453,466

Utilities 0.1%
EDP - Energias de Portugal S.A.	353,045	1,714,972

		4,712,809

Singapore 1.4%

Banks 0.5%
DBS Group Holdings Ltd.	312,246	4,230,047
Oversea-Chinese Banking Corp., Ltd.	469,552	3,621,269
United Overseas Bank Ltd.	235,233	4,094,259

		11,945,575

See financial notes 71

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
Keppel Corp., Ltd.	263,800	2,219,621
Noble Group Ltd.	740,000	761,963
Sembcorp Industries Ltd.	173,000	742,713
Sembcorp Marine Ltd.	152,000	494,338
Singapore Technologies Engineering Ltd.	278,000	849,109
Yangzijiang Shipbuilding Holdings Ltd.	319,000	280,547

		5,348,291

Consumer Services 0.0%
Genting Singapore plc	1,053,000	1,115,763

Diversified Financials 0.0%
Singapore Exchange Ltd.	163,000	901,434

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	268,000	478,224

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,217,000	593,695
Wilmar International Ltd.	348,000	945,799

		1,539,494

Media 0.0%
Singapore Press Holdings Ltd. (a)	302,000	1,009,882

Real Estate 0.3%
Ascendas REIT	383,000	701,029
CapitaCommercial Trust	359,000	459,429
CapitaLand Ltd.	481,000	1,231,011
CapitaMall Trust	391,000	623,269
CapitaMalls Asia Ltd.	261,000	459,902
City Developments Ltd.	74,000	641,137
Global Logistic Properties Ltd.	542,000	1,235,266
Keppel Land Ltd.	102,000	282,177
UOL Group Ltd.	95,000	487,753

		6,120,973

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	824,910

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,432,237	4,387,108
StarHub Ltd.	141,000	467,736

		4,854,844

Transportation 0.1%
ComfortDelGro Corp., Ltd.	344,000	583,362
Hutchison Port Holdings Trust, Class U	901,000	613,182
Singapore Airlines Ltd.	98,000	812,462

		2,009,006

		36,148,396

Spain 3.5%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1,074,233	13,232,117
Banco de Sabadell S.A.	610,222	2,076,147
Banco Popular Espanol S.A.	290,698	2,142,131
Banco Santander S.A.	2,156,646	21,449,283
Bankia S.A. *	697,188	1,424,090
CaixaBank S.A.	318,622	1,941,914

		42,265,682

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	31,029	1,331,900
Ferrovial S.A.	69,156	1,537,222
Zardoya Otis S.A.	27,869	488,906

		3,358,028

Energy 0.2%
Repsol S.A.	158,426	4,265,533

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	106,667	954,187

Insurance 0.0%
Mapfre S.A.	202,213	852,834

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	26,346	1,408,390

Retailing 0.3%
Inditex S.A.	39,726	5,968,710

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	67,746	2,817,590

Telecommunication Services 0.5%
Telefonica S.A.	745,834	12,516,669

Transportation 0.1%
Abertis Infraestructuras S.A.	67,905	1,528,512
International Consolidated Airlines Group S.A. *	175,975	1,204,202

		2,732,714

Utilities 0.4%
Enagas S.A.	33,328	1,026,794
Gas Natural SDG S.A.	60,724	1,741,262
Iberdrola S.A.	868,680	6,068,194
Red Electrica Corp. S.A.	19,645	1,617,100

		10,453,350

		87,593,687

Sweden 3.2%

Banks 0.9%
Nordea Bank AB	556,276	8,060,771
Skandinaviska Enskilda Banken AB, A Shares	278,103	3,841,414
Svenska Handelsbanken AB, A Shares	90,885	4,571,510
Swedbank AB, A Shares	164,118	4,392,112

		20,865,807

Capital Goods 0.9%
Alfa Laval AB (a)	58,742	1,565,085
Assa Abloy AB, B Shares	61,342	3,255,700
Atlas Copco AB, A Shares	122,277	3,556,159
Atlas Copco AB, B Shares	71,715	1,956,047
Sandvik AB	191,343	2,719,352
Scania AB, B Shares	59,551	1,814,301
Skanska AB, B Shares	70,514	1,618,951
SKF AB, B Shares	71,618	1,859,783

72 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Volvo AB, B Shares	276,989	4,385,882

		22,731,260

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	54,176	654,914

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	46,562	1,294,226
Husqvarna AB, B Shares	66,683	556,776

		1,851,002

Diversified Financials 0.2%
Industrivarden AB, C Shares	25,073	526,828
Investment AB Kinnevik, B Shares	41,907	1,478,783
Investor AB, B Shares	81,460	3,155,419

		5,161,030

Energy 0.0%
Lundin Petroleum AB *	39,631	850,728

Food, Beverage & Tobacco 0.1%
Swedish Match AB	36,845	1,264,035

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	62,504	872,286
Getinge AB, B Shares	34,780	1,019,358

		1,891,644

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	107,313	3,016,893

Materials 0.0%
Boliden AB	47,175	720,470

Retailing 0.3%
Hennes & Mauritz AB, B Shares	173,319	7,094,450

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	43,336	1,387,429
Telefonaktiebolaget LM Ericsson, B Shares	554,159	6,682,303

		8,069,732

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	11,852	1,174,709
Tele2 AB, B Shares	53,012	677,446
TeliaSonera AB	435,207	3,167,896

		5,020,051

		79,192,016

Switzerland 9.0%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	400,421	9,640,569
Geberit AG - Reg’d	6,957	2,323,569
Schindler Holding AG	8,056	1,248,116
Schindler Holding AG - Reg’d	3,737	570,416
Sulzer AG - Reg’d	4,467	689,269

		14,471,939

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	24,149	2,027,358
SGS S.A. - Reg’d	994	2,483,109

		4,510,467

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A.	95,052	9,670,591
The Swatch Group AG - Bearer Shares	5,616	3,611,312
The Swatch Group AG - Reg’d	8,016	967,209

		14,249,112

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d *	275,990	8,749,610
Julius Baer Group Ltd. *	41,230	1,931,230
Pargesa Holding S.A.	4,900	444,760
Partners Group Holding AG	3,301	903,871
UBS AG - Reg’d *	664,575	13,898,831

		25,928,302

Energy 0.1%
Transocean Ltd.	64,015	2,734,649

Food, Beverage & Tobacco 2.0%
Aryzta AG *	15,818	1,462,144
Barry Callebaut AG - Reg’d *	419	569,441
Coca-Cola HBC AG ADR	28,832	726,278
Lindt & Spruengli AG	146	710,010
Lindt & Spruengli AG - Reg’d	19	1,108,136
Nestle S.A. - Reg’d	587,209	45,382,016

		49,958,025

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	9,131	1,319,107

Insurance 0.6%
Baloise Holding AG - Reg’d	8,221	1,001,101
Swiss Life Holding AG - Reg’d *	5,791	1,426,761
Swiss Re AG *	64,374	5,628,932
Zurich Insurance Group AG *	27,112	7,774,601

		15,831,395

Materials 0.6%
EMS-Chemie Holding AG - Reg’d	1,449	565,396
Givaudan S.A. - Reg’d *	1,697	2,678,162
Holcim Ltd. - Reg’d *	41,692	3,823,840
Sika AG	380	1,537,555
Syngenta AG - Reg’d	17,025	6,741,756

		15,346,709

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Actelion Ltd. - Reg’d *	18,954	1,866,090
Lonza Group AG - Reg’d *	10,065	1,053,408
Novartis AG - Reg’d	418,859	36,412,459
Roche Holding AG	127,931	37,528,058

		76,860,015

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	10,375	872,136

Telecommunication Services 0.1%
Swisscom AG - Reg’d	4,178	2,541,808

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	9,754	1,333,770

		225,957,434

See financial notes 73

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 21.1%

Automobiles & Components 0.1%
GKN plc	294,455	1,914,251

Banks 2.8%
Barclays plc	2,785,700	11,895,058
HSBC Holdings plc	3,413,951	34,882,423
Lloyds Banking Group plc *	9,096,859	11,600,428
Royal Bank of Scotland Group plc *	389,581	1,973,791
Standard Chartered plc	441,862	9,569,511

		69,921,211

Capital Goods 0.9%
Wolseley plc	47,520	2,753,515
BAE Systems plc	588,056	3,978,475
Bunzl plc	62,819	1,789,823
Cobham plc	186,038	970,534
IMI plc	52,003	1,318,929
Meggitt plc	150,186	1,211,417
Melrose Industries plc	185,522	895,899
Rolls-Royce Holdings plc *	343,380	6,099,279
Smiths Group plc	70,698	1,595,915
The Weir Group plc	38,375	1,745,566
Travis Perkins plc	46,219	1,334,358

		23,693,710

Commercial & Professional Supplies 0.5%
Aggreko plc	51,326	1,369,856
Babcock International Group plc	65,181	1,315,611
Capita plc	118,741	2,177,405
Experian plc	183,456	3,527,304
G4S plc	267,361	1,067,431
Intertek Group plc	30,549	1,504,815
Serco Group plc	86,020	493,948

		11,456,370

Consumer Durables & Apparel 0.1%
Burberry Group plc	81,675	2,051,206
Persimmon plc *	57,253	1,270,557

		3,321,763

Consumer Services 0.5%
Carnival plc	32,775	1,310,305
Compass Group plc	327,267	5,213,017
InterContinental Hotels Group plc	47,228	1,614,088
TUI Travel plc	79,902	577,951
Whitbread plc	33,683	2,323,317
William Hill plc	151,700	908,992

		11,947,670

Diversified Financials 0.3%
3i Group plc	167,421	1,075,419
Aberdeen Asset Management plc	167,236	1,236,950
Hargreaves Lansdown plc	42,297	837,298
ICAP plc	99,435	696,530
Investec plc	101,621	896,680
London Stock Exchange Group plc	33,988	1,041,611
Schroders plc	17,787	769,216

		6,553,704

Energy 3.7%
AMEC plc	57,377	1,198,329
BG Group plc	620,762	12,557,585
BP plc	3,395,901	28,671,972
Petrofac Ltd.	49,680	1,218,772
Royal Dutch Shell plc, A Shares	702,997	27,792,423
Royal Dutch Shell plc, B Shares	451,454	19,169,183
Tullow Oil plc	165,688	2,464,658

		93,072,922

Food & Staples Retailing 0.4%
J. Sainsbury plc	214,494	1,216,782
Tesco plc	1,472,100	7,292,674
WM Morrison Supermarkets plc	410,451	1,393,344

		9,902,800

Food, Beverage & Tobacco 2.6%
Associated British Foods plc	65,720	3,299,830
British American Tobacco plc	343,981	19,863,158
Coca-Cola HBC AG CDI *	7,420	188,041
Diageo plc	457,073	14,004,623
Imperial Tobacco Group plc	176,007	7,606,032
SABMiller plc	175,294	9,544,928
Tate & Lyle plc	88,993	1,054,979
Unilever plc	233,707	10,454,428

		66,016,019

Health Care Equipment & Services 0.1%
Smith & Nephew plc	162,741	2,537,643

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	117,959	9,522,352

Insurance 1.2%
Admiral Group plc	35,329	834,313
Aviva plc	529,657	4,720,192
Direct Line Insurance Group plc	209,135	884,761
Legal & General Group plc	1,066,958	3,819,433
Old Mutual plc	873,969	2,954,089
Prudential plc	466,031	10,713,636
Resolution Ltd.	244,640	1,234,171
RSA Insurance Group plc	866,325	1,435,642
Standard Life plc	423,687	2,739,133

		29,335,370

Materials 2.0%
Anglo American plc	253,863	6,786,544
Antofagasta plc	75,900	1,011,535
BHP Billiton plc	384,591	12,485,505
Croda International plc	25,002	1,088,949
Fresnillo plc	34,820	502,103
Glencore Xstrata plc	1,932,125	10,425,291
Johnson Matthey plc	36,948	2,043,961
Randgold Resources Ltd.	15,897	1,277,850
Rexam plc	143,971	1,207,042
Rio Tinto plc	231,511	12,586,716

		49,415,496

74 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.6%
British Sky Broadcasting Group plc	188,892	2,806,541
ITV plc	698,980	2,150,132
Pearson plc	150,931	2,830,253
Reed Elsevier plc	212,756	3,137,644
WPP plc	244,923	5,280,930

		16,205,500

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AstraZeneca plc	228,601	18,044,527
GlaxoSmithKline plc	885,286	24,460,922
Shire plc	108,129	6,184,107

		48,689,556

Real Estate 0.3%
British Land Co., plc	171,413	2,002,607
Hammerson plc	126,093	1,216,935
Intu Properties plc	159,596	788,436
Land Securities Group plc	146,224	2,626,792
Segro plc	131,113	775,994

		7,410,764

Retailing 0.4%
ASOS plc *	9,568	693,366
Kingfisher plc	424,778	3,005,890
Marks & Spencer Group plc	288,154	2,154,329
Next plc	28,747	3,171,422

		9,025,007

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	254,969	3,859,006

Software & Services 0.1%
The Sage Group plc	193,854	1,398,362

Telecommunication Services 1.1%
BT Group plc	1,439,930	8,988,969
Inmarsat plc	84,463	1,039,269
Vodafone Group plc	4,813,579	18,275,268

		28,303,506

Transportation 0.1%
easyJet plc	31,365	867,858
Royal Mail plc *	114,688	1,027,563

		1,895,421

Utilities 0.9%
Centrica plc	928,298	5,177,153
National Grid plc	679,252	9,654,376
Severn Trent plc	44,786	1,395,127
SSE plc	174,833	4,508,332
United Utilities Group plc	125,986	1,694,639

		22,429,627

		527,828,030

Total Common Stock
(Cost $1,795,245,659)		2,420,335,392

Preferred Stock 0.6% of net assets

Germany 0.6%

Automobiles & Components 0.5%
Bayerische Motoren Werke AG	10,237	1,009,113
Porsche Automobil Holding SE	27,421	3,032,625
Volkswagen AG	26,334	7,118,739

		11,160,477

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	32,582	3,634,528

Materials 0.0%
Fuchs Petrolub SE	6,305	634,249

		15,429,254

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc *(b)(c)	46,012,920	77,688

Total Preferred Stock
(Cost $9,585,888)		15,506,942

Rights 0.0% of net assets

Australia 0.0%

Banks 0.0%
Bank of Queensland Ltd. *(b)(c)	6,153	8,631

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *(a)(b)(c)	2,078,006	439,614

United Kingdom 0.0%

Commercial & Professional Supplies 0.0%
Babcock International Group plc *	25,069	169,306

Total Rights
(Cost $429,850)		617,551

Warrants 0.0% of net assets

Hong Kong 0.0%

Real Estate 0.0%
Sun Hung Kai Properties Ltd. *(c)	23,717	15,968

Total Warrants
(Cost $—)		15,968

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI EAFE ETF	140,000	9,564,800

Total Other Investment Company
(Cost $8,089,400)		9,564,800

See financial notes 75

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 1.8% of net assets

Time Deposits 1.6%
Bank of Tokyo Mitsubishi
Japanese Yen
0.01%, 05/01/14	2,487,646	24,333
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 05/01/14	1,349,530	174,067
Singapore Dollar
0.01%, 05/01/14	7,050	5,623
Swiss Franc
0.01%, 05/01/14	80,149	91,068
DNB
US Dollar
0.03%, 05/01/14	37,460,427	37,460,427
Wells Fargo
Australian Dollar
1.50%, 05/01/14	414,223	384,813
Euro Currency
0.05%, 05/01/14	402,141	557,909
Pound Sterling
0.07%, 05/01/14	330,761	558,456

		39,256,696

U.S. Treasury Obligations 0.2%
U.S. Treasury Bill
0.05%, 06/19/14 (d)(e)	4,000,000	3,999,728
U.S. Treasury Bills
0.02%, 06/19/14 (d)(e)	100,000	99,998

		4,099,726

Total Short-Term Investments
(Cost $43,356,422)		43,356,422

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.6% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	39,582,384	39,582,384

Total Collateral Invested for Securities on Loan
(Cost $39,582,384)		39,582,384

End of collateral invested for securities on loan.

At 04/30/14, the tax basis cost of the fund’s investments was $1,865,329,188 and the unrealized appreciation and depreciation were $724,768,165 and ($100,700,278), respectively, with a net unrealized appreciation of $624,067,887.

At 04/30/14, the values of certain foreign securities held by the fund aggregating $2,410,064,032 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,263,952.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $541,901 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	410	39,448,150	1,294,344

76 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	2,448,657,217	3,425,643,615
0.7%	Other Investment Company	25,474,573	25,474,573
0.1%	Short-Term Investments	1,504,963	1,504,963

99.6%	Total Investments	2,475,636,753	3,452,623,151
0.3%	Collateral Invested for Securities on Loan	11,391,401	11,391,401
0.1%	Other Assets and Liabilities, Net		3,924,123

100.0%	Net Assets		3,467,938,675

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	28,400	1,764,776
Delphi Automotive plc	40,500	2,707,020
Ford Motor Co.	539,174	8,707,660
General Motors Co.	187,200	6,454,656
Harley-Davidson, Inc.	35,760	2,644,094
Johnson Controls, Inc.	142,710	6,441,929
Lear Corp.	23,100	1,918,686
The Goodyear Tire & Rubber Co.	61,590	1,552,068
TRW Automotive Holdings Corp. *	24,650	1,980,628
Visteon Corp. *	13,700	1,189,297

		35,360,814

Banks 5.5%
Bank of America Corp.	2,835,960	42,936,434
BB&T Corp.	130,175	4,859,433
CIT Group, Inc.	22,000	947,100
Citigroup, Inc.	530,533	25,417,836
Comerica, Inc.	29,900	1,442,376
Fifth Third Bancorp	150,690	3,105,721
Hudson City Bancorp, Inc.	163,190	1,625,372
Huntington Bancshares, Inc.	145,427	1,332,111
JPMorgan Chase & Co.	742,342	41,556,305
KeyCorp	168,990	2,305,024
M&T Bank Corp.	17,486	2,133,467
New York Community Bancorp, Inc.	91,530	1,410,477
Popular, Inc. *	34,268	1,058,881
Regions Financial Corp.	299,825	3,040,226
SunTrust Banks, Inc.	105,560	4,038,726
The PNC Financial Services Group, Inc.	79,445	6,676,558
U.S. Bancorp	265,500	10,827,090
Wells Fargo & Co.	678,625	33,686,945
Zions Bancorp	39,835	1,152,028

		189,552,110

Capital Goods 7.9%
3M Co.	107,975	15,018,243
AECOM Technology Corp. *	30,600	992,052
AGCO Corp.	24,840	1,383,588
Alliant Techsystems, Inc.	7,920	1,142,222
AMETEK, Inc.	17,800	938,416
Caterpillar, Inc.	113,945	12,009,803
Cummins, Inc.	28,884	4,357,151
Danaher Corp.	49,400	3,624,972
Deere & Co.	75,286	7,027,195
Dover Corp.	33,675	2,909,520
Eaton Corp. plc	53,099	3,857,111
EMCOR Group, Inc.	23,840	1,096,402
Emerson Electric Co.	151,450	10,325,861
Exelis, Inc.	86,455	1,602,876
Fastenal Co.	25,940	1,299,075
Flowserve Corp.	20,375	1,488,394
Fluor Corp.	55,640	4,211,948
General Cable Corp.	27,900	714,798
General Dynamics Corp.	88,825	9,721,896
General Electric Co.	1,850,325	49,755,239
Harsco Corp.	43,035	1,029,828
Honeywell International, Inc.	101,540	9,433,066
Hubbell, Inc., Class B	9,130	1,074,784
Illinois Tool Works, Inc.	66,870	5,699,330
Ingersoll-Rand plc	68,442	4,092,832
ITT Corp.	50,527	2,179,735
Jacobs Engineering Group, Inc. *	34,940	2,016,038
Joy Global, Inc.	24,500	1,479,310
KBR, Inc.	66,600	1,689,642
L-3 Communications Holdings, Inc.	49,335	5,691,779
Lennox International, Inc.	11,435	958,596
Lockheed Martin Corp.	69,035	11,331,405
Masco Corp.	78,950	1,586,106
Northrop Grumman Corp.	100,795	12,247,600
Oshkosh Corp.	26,920	1,494,329
Owens Corning	34,950	1,427,708
PACCAR, Inc.	59,642	3,815,895
Pall Corp.	12,440	1,046,826
Parker Hannifin Corp.	33,717	4,278,013
Pentair Ltd.	13,637	1,013,093
Precision Castparts Corp.	11,716	2,965,202
Quanta Services, Inc. *	36,900	1,301,832
Raytheon Co.	103,910	9,921,327
Rockwell Automation, Inc.	14,250	1,698,315
Rockwell Collins, Inc.	24,730	1,920,285
Roper Industries, Inc.	7,400	1,028,230
Snap-on, Inc.	7,700	893,200
SPX Corp.	15,335	1,561,716
Stanley Black & Decker, Inc.	22,203	1,907,016
Terex Corp.	28,725	1,243,505

See financial notes 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Textron, Inc.	64,120	2,622,508
The Boeing Co.	77,140	9,952,603
The Timken Co.	20,065	1,265,700
United Rentals, Inc. *	14,900	1,398,067
United Technologies Corp.	178,115	21,076,348
URS Corp.	39,893	1,879,758
W.W. Grainger, Inc.	9,235	2,349,384
WESCO International, Inc. *	14,600	1,281,588
Xylem, Inc.	31,855	1,197,429

		274,526,690

Commercial & Professional Supplies 0.7%
Cintas Corp.	25,550	1,505,661
Equifax, Inc.	15,530	1,099,679
Iron Mountain, Inc.	43,280	1,230,883
Manpowergroup, Inc.	40,190	3,269,055
Pitney Bowes, Inc.	96,705	2,591,694
R.R. Donnelley & Sons Co.	157,940	2,779,744
Republic Services, Inc.	54,624	1,916,756
Robert Half International, Inc.	39,110	1,752,128
The ADT Corp. (b)	42,200	1,276,128
The Dun & Bradstreet Corp.	9,400	1,041,144
United Stationers, Inc.	20,950	786,254
Waste Management, Inc.	137,555	6,114,320

		25,363,446

Consumer Durables & Apparel 0.9%
Coach, Inc.	55,975	2,499,284
D.R. Horton, Inc.	49,890	1,111,549
Garmin Ltd.	28,670	1,637,057
Harman International Industries, Inc.	11,820	1,295,590
Hasbro, Inc.	34,665	1,915,588
Jarden Corp. *	18,615	1,063,847
Leggett & Platt, Inc.	45,020	1,479,357
Mattel, Inc.	61,835	2,424,860
Mohawk Industries, Inc. *	10,135	1,341,975
Newell Rubbermaid, Inc.	50,850	1,531,094
NIKE, Inc., Class B	100,556	7,335,560
NVR, Inc. *	1,403	1,511,031
Ralph Lauren Corp.	10,420	1,577,276
VF Corp.	42,580	2,601,212
Whirlpool Corp.	21,155	3,244,754

		32,570,034

Consumer Services 1.5%
Apollo Education Group, Inc. *	77,650	2,240,979
Brinker International, Inc.	26,755	1,314,741
Carnival Corp.	67,545	2,655,194
Darden Restaurants, Inc.	39,645	1,970,753
Graham Holdings Co., Class B	1,580	1,060,543
H&R Block, Inc.	42,865	1,218,223
International Game Technology	66,155	830,245
Marriott International, Inc., Class A	36,689	2,125,394
McDonald’s Corp.	201,780	20,456,456
MGM Resorts International *	51,715	1,304,769
Royal Caribbean Cruises Ltd.	33,805	1,796,060
Service Corp. International	50,800	953,516
Starbucks Corp.	51,380	3,628,456
Starwood Hotels & Resorts Worldwide, Inc.	29,370	2,251,210
Wyndham Worldwide Corp.	27,340	1,950,436
Wynn Resorts Ltd.	9,800	1,998,122
Yum! Brands, Inc.	63,130	4,860,379

		52,615,476

Diversified Financials 2.9%
American Express Co.	123,725	10,817,277
Ameriprise Financial, Inc.	24,000	2,679,120
Berkshire Hathaway, Inc., Class B *	187,411	24,147,907
BlackRock, Inc.	8,400	2,528,400
Capital One Financial Corp.	98,320	7,265,848
CME Group, Inc.	28,300	1,992,037
Discover Financial Services	56,922	3,181,940
Eaton Vance Corp.	21,400	771,898
Franklin Resources, Inc.	67,920	3,555,612
Invesco Ltd.	51,900	1,827,399
Legg Mason, Inc.	38,620	1,810,892
McGraw Hill Financial, Inc.	60,580	4,478,680
Moody’s Corp.	22,870	1,795,295
Morgan Stanley	163,235	5,048,859
Northern Trust Corp.	29,160	1,756,890
PHH Corp. *	44,290	1,052,773
SLM Corp.	56,635	1,458,351
State Street Corp.	47,836	3,088,292
T. Rowe Price Group, Inc.	32,145	2,640,069
The Bank of New York Mellon Corp.	139,052	4,709,691
The Charles Schwab Corp. (a)	118,815	3,154,538
The Goldman Sachs Group, Inc.	77,111	12,323,880

		102,085,648

Energy 16.1%
Alpha Natural Resources, Inc. *(b)	154,800	665,640
Anadarko Petroleum Corp.	69,215	6,853,669
Apache Corp.	80,820	7,015,176
Arch Coal, Inc. (b)	209,400	959,052
Baker Hughes, Inc.	99,349	6,944,495
Cameron International Corp. *	29,980	1,947,501
Chesapeake Energy Corp.	175,120	5,034,700
Chevron Corp.	680,805	85,454,644
Cimarex Energy Co.	10,845	1,291,856
ConocoPhillips	930,410	69,138,767
CONSOL Energy, Inc.	39,235	1,746,350
Devon Energy Corp.	110,240	7,716,800
Diamond Offshore Drilling, Inc. (b)	28,420	1,552,016
Energen Corp.	11,310	881,162
EOG Resources, Inc.	43,300	4,243,400
EQT Corp.	10,000	1,089,900
Exxon Mobil Corp.	1,679,384	171,985,715
FMC Technologies, Inc. *	24,280	1,376,676
Halliburton Co.	143,165	9,029,417
Helmerich & Payne, Inc.	12,295	1,335,852
Hess Corp.	109,550	9,767,478
HollyFrontier Corp.	34,402	1,809,201

2 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kinder Morgan, Inc.	65,200	2,129,432
Marathon Oil Corp.	372,890	13,479,974
Marathon Petroleum Corp.	102,295	9,508,320
McDermott International, Inc. *	127,010	918,282
Murphy Oil Corp.	101,475	6,436,559
Nabors Industries Ltd.	109,500	2,794,440
National Oilwell Varco, Inc.	67,723	5,318,287
Newfield Exploration Co. *	45,100	1,526,635
Noble Energy, Inc.	29,070	2,086,645
Occidental Petroleum Corp.	158,070	15,135,203
ONEOK, Inc.	36,320	2,296,150
Patterson-UTI Energy, Inc.	40,000	1,301,200
Peabody Energy Corp.	109,845	2,088,154
Phillips 66	379,955	31,619,855
Pioneer Natural Resources Co.	6,300	1,217,601
QEP Resources, Inc.	43,950	1,348,826
Rowan Cos. plc, Class A *	26,300	813,196
Schlumberger Ltd.	170,100	17,273,655
SEACOR Holdings, Inc. *	12,000	1,000,680
Seadrill Ltd.	54,100	1,905,402
Southwestern Energy Co. *	30,940	1,481,407
Spectra Energy Corp.	100,360	3,985,296
Tesoro Corp.	62,260	3,504,615
The Williams Cos., Inc.	108,475	4,574,391
Valero Energy Corp.	398,625	22,789,391
World Fuel Services Corp.	58,300	2,654,982
WPX Energy, Inc. *	89,858	1,912,178

		558,940,223

Food & Staples Retailing 4.2%
Casey’s General Stores, Inc.	13,312	914,002
Costco Wholesale Corp.	119,915	13,871,767
CVS Caremark Corp.	417,835	30,384,961
Safeway, Inc.	235,440	8,019,086
SUPERVALU, Inc. *	312,020	2,181,020
Sysco Corp.	215,640	7,855,765
The Kroger Co.	237,620	10,940,025
Wal-Mart Stores, Inc.	608,125	48,473,644
Walgreen Co.	287,170	19,498,843
Whole Foods Market, Inc.	38,300	1,903,510

		144,042,623

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	410,580	16,468,364
Archer-Daniels-Midland Co.	308,005	13,469,059
Brown-Forman Corp., Class B	18,050	1,619,446
Bunge Ltd.	100,775	8,026,729
Campbell Soup Co.	44,430	2,021,121
Coca-Cola Enterprises, Inc.	74,395	3,380,509
ConAgra Foods, Inc.	127,905	3,902,381
Constellation Brands, Inc., Class A *	16,205	1,293,807
Dean Foods Co.	94,395	1,495,217
Dr Pepper Snapple Group, Inc.	46,100	2,554,862
General Mills, Inc.	103,410	5,482,798
Hormel Foods Corp.	25,420	1,212,280
Ingredion, Inc.	14,200	1,000,390
Kellogg Co.	51,180	3,420,359
Kraft Foods Group, Inc.	114,300	6,499,098
Lorillard, Inc.	75,754	4,501,303
McCormick & Co., Inc. - Non Voting Shares	15,940	1,134,928
Mead Johnson Nutrition Co.	10,000	882,600
Molson Coors Brewing Co., Class B	24,980	1,498,051
Mondelez International, Inc., Class A	455,392	16,234,725
PepsiCo, Inc.	267,708	22,993,440
Philip Morris International, Inc.	288,420	24,639,720
Reynolds American, Inc.	61,050	3,445,051
The Coca-Cola Co.	480,830	19,613,056
The Hershey Co.	13,150	1,265,556
The Hillshire Brands Co.	99,300	3,540,045
The JM Smucker Co.	20,725	2,003,693
Tyson Foods, Inc., Class A	128,380	5,388,108

		178,986,696

Health Care Equipment & Services 5.6%
Abbott Laboratories	411,390	15,937,249
Aetna, Inc.	119,932	8,569,141
AmerisourceBergen Corp.	105,540	6,879,097
Baxter International, Inc.	105,160	7,654,596
Becton, Dickinson & Co.	43,055	4,866,507
Boston Scientific Corp. *	237,865	2,999,478
C.R. Bard, Inc.	15,300	2,101,149
Cardinal Health, Inc.	157,620	10,956,166
CareFusion Corp. *	29,810	1,164,379
Cigna Corp.	32,109	2,570,004
Community Health Systems, Inc. *	41,462	1,570,995
Covidien plc	67,070	4,778,737
DaVita HealthCare Partners, Inc. *	23,120	1,602,216
DENTSPLY International, Inc.	20,135	898,625
Express Scripts Holding Co. *	74,640	4,969,531
HCA Holdings, Inc. *	118,500	6,162,000
Health Net, Inc. *	75,870	2,604,617
Henry Schein, Inc. *	15,030	1,716,877
Humana, Inc.	58,740	6,446,715
Laboratory Corp. of America Holdings *	14,030	1,384,761
LifePoint Hospitals, Inc. *	17,730	991,462
Magellan Health Services, Inc. *	16,600	958,152
McKesson Corp.	79,000	13,366,010
Medtronic, Inc.	183,065	10,767,883
Omnicare, Inc.	29,110	1,725,350
Owens & Minor, Inc.	36,902	1,237,693
Patterson Cos., Inc.	28,175	1,146,723
Quest Diagnostics, Inc.	50,655	2,833,134
St. Jude Medical, Inc.	53,660	3,405,800
Stryker Corp.	48,045	3,735,499
Tenet Healthcare Corp. *	26,393	1,189,796
UnitedHealth Group, Inc.	325,575	24,431,148
Universal Health Services, Inc., Class B	15,450	1,263,656
Varian Medical Systems, Inc. *	16,820	1,338,031
WellCare Health Plans, Inc. *	13,200	890,604
WellPoint, Inc.	234,770	23,636,644
Zimmer Holdings, Inc.	39,940	3,866,192

		192,616,617

See financial notes 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 2.1%
Avon Products, Inc.	137,525	2,101,382
Church & Dwight Co., Inc.	14,600	1,007,546
Colgate-Palmolive Co.	124,060	8,349,238
Energizer Holdings, Inc.	9,220	1,029,782
Herbalife Ltd. (b)	17,400	1,043,652
Kimberly-Clark Corp.	65,720	7,377,070
The Clorox Co.	15,420	1,398,594
The Estee Lauder Cos., Inc., Class A	19,820	1,438,337
The Procter & Gamble Co.	597,595	49,331,467

		73,077,068

Insurance 3.4%
ACE Ltd.	44,500	4,553,240
Aflac, Inc.	75,240	4,719,053
Allied World Assurance Co. Holdings AG	8,400	904,596
American Financial Group, Inc.	21,440	1,252,739
American International Group, Inc.	189,980	10,093,637
Aon plc	33,636	2,855,024
Arch Capital Group Ltd. *	31,975	1,832,807
Assurant, Inc.	33,055	2,228,238
Axis Capital Holdings Ltd.	34,250	1,566,938
Cincinnati Financial Corp.	33,580	1,636,689
Endurance Specialty Holdings Ltd.	18,830	956,941
Everest Re Group Ltd.	10,525	1,663,266
Fidelity National Financial, Inc., Class A	54,125	1,741,742
Genworth Financial, Inc., Class A *	112,400	2,006,340
Hartford Financial Services Group, Inc.	138,410	4,964,767
HCC Insurance Holdings, Inc.	21,800	1,001,492
Lincoln National Corp.	40,780	1,978,238
Loews Corp.	69,482	3,055,124
Marsh & McLennan Cos., Inc.	73,750	3,636,612
MetLife, Inc.	113,305	5,931,517
PartnerRe Ltd.	16,930	1,784,422
Platinum Underwriters Holdings Ltd.	13,000	815,230
Principal Financial Group, Inc.	40,085	1,877,581
Prudential Financial, Inc.	76,740	6,191,383
Reinsurance Group of America, Inc.	14,000	1,073,940
RenaissanceRe Holdings Ltd.	15,325	1,551,043
The Allstate Corp.	123,355	7,025,067
The Chubb Corp.	86,775	7,990,242
The Progressive Corp.	184,045	4,463,091
The Travelers Cos., Inc.	192,695	17,454,313
Torchmark Corp.	18,310	1,459,307
Unum Group	63,925	2,123,588
W. R. Berkley Corp.	36,360	1,608,566
White Mountains Insurance Group Ltd.	1,429	852,056
XL Group plc	49,685	1,557,625

		116,406,454

Materials 3.9%
Air Products & Chemicals, Inc.	37,675	4,427,566
Airgas, Inc.	11,600	1,232,616
Albemarle Corp.	14,400	965,376
Alcoa, Inc.	607,305	8,180,398
Allegheny Technologies, Inc.	41,511	1,710,253
AptarGroup, Inc.	13,100	883,202
Ashland, Inc.	14,135	1,365,441
Avery Dennison Corp.	30,250	1,471,965
Ball Corp.	38,080	2,139,715
Bemis Co., Inc.	31,755	1,277,821
Celanese Corp., Series A	25,200	1,548,036
CF Industries Holdings, Inc.	8,571	2,101,352
Cliffs Natural Resources, Inc. (b)	80,700	1,430,004
Commercial Metals Co.	71,845	1,379,424
Cytec Industries, Inc.	8,700	829,284
Domtar Corp.	21,591	2,015,736
E.I. du Pont de Nemours & Co.	130,545	8,788,290
Eastman Chemical Co.	27,020	2,355,333
Ecolab, Inc.	16,091	1,683,762
FMC Corp.	14,680	1,130,360
Freeport-McMoRan Copper & Gold, Inc.	310,170	10,660,543
Huntsman Corp.	50,115	1,255,381
International Flavors & Fragrances, Inc.	12,035	1,185,688
International Paper Co.	108,895	5,079,952
LyondellBasell Industries N.V., Class A	80,700	7,464,750
Martin Marietta Materials, Inc.	8,210	1,020,749
MeadWestvaco Corp.	46,740	1,826,132
Monsanto Co.	52,395	5,800,127
Newmont Mining Corp.	157,110	3,901,041
Nucor Corp.	107,180	5,546,565
Owens-Illinois, Inc. *	45,645	1,450,598
Packaging Corp. of America	12,845	855,862
PPG Industries, Inc.	20,300	3,930,486
Praxair, Inc.	43,670	5,701,119
Reliance Steel & Aluminum Co.	26,520	1,878,146
RPM International, Inc.	25,265	1,077,805
Sealed Air Corp.	38,175	1,309,784
Sigma-Aldrich Corp.	15,030	1,446,036
Sonoco Products Co.	28,955	1,218,426
Southern Copper Corp.	39,422	1,188,179
Steel Dynamics, Inc.	86,050	1,572,134
The Dow Chemical Co.	256,400	12,794,360
The Mosaic Co.	72,210	3,613,389
The Sherwin-Williams Co.	7,645	1,527,777
The Valspar Corp.	13,650	996,996
United States Steel Corp.	96,095	2,500,392
Vulcan Materials Co.	19,823	1,279,178

		134,997,529

Media 3.7%
Cablevision Systems Corp., Class A	95,865	1,600,946
CBS Corp., Class B - Non Voting Shares	104,290	6,023,790
Charter Communications, Inc., Class A *	12,000	1,626,360

4 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Comcast Corp., Class A	352,140	18,226,767
DIRECTV *	158,740	12,318,224
Discovery Communications, Inc., Class A *	24,167	1,834,275
DISH Network Corp., Class A *	27,970	1,590,374
Gannett Co., Inc.	79,630	2,163,547
Liberty Global plc, Class A *	90,148	3,589,693
Liberty Global plc, Series C *	91,148	3,502,818
Omnicom Group, Inc.	55,704	3,770,047
Starz, Class A *	42,200	1,361,794
The Interpublic Group of Cos., Inc.	66,005	1,149,807
The Walt Disney Co.	281,350	22,322,309
Thomson Reuters Corp. (b)	81,500	2,948,670
Time Warner Cable, Inc.	64,009	9,054,713
Time Warner, Inc.	287,988	19,139,683
Twenty-First Century Fox, Inc., Class A	264,520	8,469,930
Viacom, Inc., Class B	95,500	8,115,590

		128,809,337

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	155,200	8,082,816
Actavis plc *	11,773	2,405,577
Agilent Technologies, Inc.	47,005	2,540,150
Allergan, Inc.	19,030	3,155,935
Amgen, Inc.	141,655	15,829,946
Biogen Idec, Inc. *	8,250	2,368,740
Bristol-Myers Squibb Co.	241,650	12,104,248
Celgene Corp. *	13,700	2,014,037
Eli Lilly & Co.	201,555	11,911,900
Forest Laboratories, Inc. *	50,055	4,600,555
Gilead Sciences, Inc. *	101,420	7,960,456
Hospira, Inc. *	28,050	1,284,690
Johnson & Johnson	441,395	44,708,900
Merck & Co., Inc.	422,557	24,744,938
Mettler-Toledo International, Inc. *	3,600	839,232
Mylan, Inc. *	31,175	1,583,067
Pfizer, Inc.	1,349,299	42,206,073
Thermo Fisher Scientific, Inc.	37,845	4,314,330
Waters Corp. *	9,100	896,714

		193,552,304

Real Estate 1.0%
American Tower Corp.	12,365	1,032,725
Annaly Capital Management, Inc.	275,885	3,186,472
Apartment Investment & Management Co., Class A	36,054	1,111,545
AvalonBay Communities, Inc.	7,599	1,037,643
Boston Properties, Inc.	14,690	1,720,787
Crown Castle International Corp.	15,980	1,162,225
Equity Residential	33,745	2,005,803
HCP, Inc.	33,465	1,400,845
Health Care REIT, Inc.	14,200	895,878
Hospitality Properties Trust	36,455	1,095,473
Host Hotels & Resorts, Inc.	84,878	1,820,633
Kimco Realty Corp.	41,860	959,431
Plum Creek Timber Co., Inc.	30,095	1,312,142
Prologis, Inc.	23,900	971,057
Public Storage	9,930	1,742,814
Rayonier, Inc.	17,902	807,380
Simon Property Group, Inc.	18,576	3,217,363
Ventas, Inc.	20,078	1,326,754
Vornado Realty Trust REIT	21,328	2,188,253
Weyerhaeuser Co.	220,357	6,577,657

		35,572,880

Retailing 4.2%
Aaron’s, Inc.	33,400	984,298
Abercrombie & Fitch Co., Class A	36,510	1,342,108
Advance Auto Parts, Inc.	15,045	1,824,808
Amazon.com, Inc. *	9,250	2,813,203
American Eagle Outfitters, Inc.	103,935	1,201,489
AutoNation, Inc. *	16,900	895,531
AutoZone, Inc. *	2,823	1,507,172
Bed Bath & Beyond, Inc. *	48,965	3,042,195
Best Buy Co., Inc.	234,500	6,080,585
Big Lots, Inc. *	44,765	1,768,218
CarMax, Inc. *	25,280	1,106,758
Core-Mark Holding Co., Inc.	15,300	1,232,262
Dick’s Sporting Goods, Inc.	15,900	837,294
Dillard’s, Inc., Class A	11,975	1,172,712
Dollar General Corp. *	47,900	2,703,476
Dollar Tree, Inc. *	38,134	1,985,637
Expedia, Inc.	24,765	1,758,067
Family Dollar Stores, Inc.	24,775	1,455,531
Foot Locker, Inc.	41,395	1,926,109
GameStop Corp., Class A	55,390	2,197,875
Genuine Parts Co.	37,300	3,249,576
J.C. Penney Co., Inc. *(b)	286,400	2,440,128
Kohl’s Corp.	116,895	6,404,677
L Brands, Inc.	39,620	2,147,404
Liberty Interactive Corp., Class A *	115,220	3,348,293
Lowe’s Cos., Inc.	337,055	15,474,195
Macy’s, Inc.	91,320	5,244,508
Nordstrom, Inc.	39,755	2,436,186
O’Reilly Automotive, Inc. *	11,830	1,760,186
PetSmart, Inc.	22,740	1,539,043
RadioShack Corp. *(b)	275,780	394,365
Rent-A-Center, Inc.	36,670	1,071,131
Ross Stores, Inc.	25,590	1,742,167
Sears Holdings Corp. *(b)	53,721	2,353,517
Signet Jewelers Ltd.	14,000	1,418,480
Staples, Inc.	429,750	5,371,875
Target Corp.	266,995	16,486,941
The Gap, Inc.	100,775	3,960,458
The Home Depot, Inc.	235,796	18,748,140
The Priceline Group, Inc. *	1,084	1,255,001
The TJX Cos., Inc.	110,760	6,444,017
Tiffany & Co.	15,835	1,385,404
Tractor Supply Co.	16,400	1,102,736
Williams-Sonoma, Inc.	19,745	1,240,381

		144,854,137

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	39,850	1,295,922
Analog Devices, Inc.	49,565	2,542,189
Applied Materials, Inc.	270,625	5,158,113

See financial notes 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Broadcom Corp., Class A	85,145	2,623,317
Intel Corp.	1,501,810	40,083,309
KLA-Tencor Corp.	31,780	2,033,602
Lam Research Corp. *	25,700	1,480,577
Linear Technology Corp.	30,355	1,350,798
LSI Corp.	150,640	1,678,130
Marvell Technology Group Ltd.	100,230	1,589,648
Maxim Integrated Products, Inc.	51,400	1,667,416
Microchip Technology, Inc.	30,180	1,434,757
Micron Technology, Inc. *	149,775	3,912,123
NVIDIA Corp.	75,437	1,393,321
Texas Instruments, Inc.	256,670	11,665,651
Xilinx, Inc.	34,720	1,638,437

		81,547,310

Software & Services 6.3%
Accenture plc, Class A	75,495	6,056,209
Adobe Systems, Inc. *	52,940	3,265,868
Alliance Data Systems Corp. *	5,880	1,422,372
Amdocs Ltd.	36,300	1,689,039
AOL, Inc. *	43,480	1,861,379
Autodesk, Inc. *	21,900	1,051,638
Automatic Data Processing, Inc.	64,580	5,034,657
Broadridge Financial Solutions, Inc.	24,000	920,160
CA, Inc.	57,305	1,727,173
Citrix Systems, Inc. *	14,200	842,202
Cognizant Technology Solutions Corp., Class A *	34,800	1,667,094
Computer Sciences Corp.	66,545	3,938,133
CoreLogic, Inc. *	69,000	1,934,070
DST Systems, Inc.	11,400	1,050,966
eBay, Inc. *	102,475	5,311,279
Fidelity National Information Services, Inc.	51,423	2,747,531
Fiserv, Inc. *	39,700	2,412,966
Google, Inc., Class A *	10,957	5,860,680
Google, Inc., Class C *	10,872	5,725,847
IAC/InterActiveCorp	19,762	1,309,825
International Business Machines Corp.	243,495	47,839,463
Intuit, Inc.	32,855	2,488,766
Leidos Holdings, Inc.	45,600	1,698,144
MasterCard, Inc., Class A	52,562	3,865,935
Microsoft Corp.	1,696,315	68,531,126
Oracle Corp.	412,460	16,861,365
Paychex, Inc.	48,560	2,030,294
Symantec Corp.	156,345	3,170,677
Teradata Corp. *	17,800	809,188
The Western Union Co.	147,910	2,347,332
Total System Services, Inc.	37,270	1,184,068
Visa, Inc., Class A	15,600	3,160,716
Xerox Corp.	417,126	5,043,053
Yahoo! Inc. *	69,005	2,480,730

		217,339,945

Technology Hardware & Equipment 4.5%
Amphenol Corp., Class A	17,500	1,668,625
Anixter International, Inc.	10,520	1,030,750
Apple, Inc.	45,617	26,918,136
Arrow Electronics, Inc. *	52,295	2,967,741
Avnet, Inc.	70,380	3,035,489
Cisco Systems, Inc.	1,012,565	23,400,377
Corning, Inc.	245,260	5,128,387
EMC Corp.	228,910	5,905,878
Harris Corp.	31,825	2,339,774
Hewlett-Packard Co.	1,513,675	50,042,095
Ingram Micro, Inc., Class A *	170,555	4,598,163
Jabil Circuit, Inc.	76,395	1,318,578
Juniper Networks, Inc. *	106,370	2,626,275
Lexmark International, Inc., Class A	30,145	1,296,235
Motorola Solutions, Inc.	69,445	4,415,313
NetApp, Inc.	30,130	1,072,929
QUALCOMM, Inc.	111,885	8,806,468
SanDisk Corp.	21,765	1,849,372
Tech Data Corp. *	54,540	3,408,205
Vishay Intertechnology, Inc.	65,040	924,869
Western Digital Corp.	31,500	2,776,095

		155,529,754

Telecommunication Services 4.2%
AT&T, Inc.	2,048,385	73,127,344
CenturyLink, Inc.	138,655	4,840,446
Frontier Communications Corp. (b)	533,298	3,173,123
NII Holdings, Inc. *(b)	743,470	639,310
Sprint Corp. *	706,057	6,001,485
Telephone & Data Systems, Inc.	67,227	1,827,902
Verizon Communications, Inc.	1,175,230	54,918,498
Windstream Holdings, Inc. (b)	307,100	2,785,397

		147,313,505

Transportation 1.6%
Avis Budget Group, Inc. *	45,590	2,397,578
C.H. Robinson Worldwide, Inc.	46,680	2,749,452
CSX Corp.	263,110	7,424,964
Expeditors International of Washington, Inc.	42,425	1,749,607
FedEx Corp.	79,262	10,799,447
Hertz Global Holdings, Inc. *	83,600	2,380,092
J.B. Hunt Transport Services, Inc.	13,445	1,023,165
Norfolk Southern Corp.	55,650	5,260,594
Ryder System, Inc.	24,420	2,006,836
Union Pacific Corp.	58,656	11,169,862
United Parcel Service, Inc., Class B	96,260	9,481,610

		56,443,207

Utilities 4.4%
AES Corp.	243,140	3,513,373
AGL Resources, Inc.	20,514	1,107,756
Alliant Energy Corp.	26,175	1,530,714
Ameren Corp.	90,590	3,742,273
American Electric Power Co., Inc.	128,045	6,890,101
American Water Works Co., Inc.	27,600	1,256,628
Atmos Energy Corp.	27,760	1,416,870
Calpine Corp. *	79,250	1,817,203
CenterPoint Energy, Inc.	108,570	2,688,193

6 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CMS Energy Corp.	63,410	1,921,957
Consolidated Edison, Inc.	82,525	4,788,926
Dominion Resources, Inc.	144,110	10,453,739
DTE Energy Co.	49,265	3,849,567
Duke Energy Corp.	109,948	8,190,027
Edison International	92,490	5,231,234
Entergy Corp.	91,417	6,627,732
Exelon Corp.	337,037	11,806,406
FirstEnergy Corp.	177,534	5,991,772
Great Plains Energy, Inc.	40,170	1,077,761
Integrys Energy Group, Inc.	30,635	1,877,313
MDU Resources Group, Inc.	48,080	1,702,994
National Fuel Gas Co.	12,745	938,542
NextEra Energy, Inc.	76,080	7,596,588
NiSource, Inc.	71,835	2,609,047
Northeast Utilities	38,315	1,810,767
NRG Energy, Inc.	104,226	3,410,275
OGE Energy Corp.	34,030	1,270,340
Pepco Holdings, Inc.	100,165	2,680,415
PG&E Corp.	127,315	5,803,018
Pinnacle West Capital Corp.	29,685	1,660,876
PPL Corp.	128,355	4,279,356
Public Service Enterprise Group, Inc.	161,780	6,628,127
Questar Corp.	41,650	1,011,262
SCANA Corp.	33,385	1,792,107
Sempra Energy	46,215	4,557,261
TECO Energy, Inc.	78,925	1,417,493
The Southern Co.	199,370	9,137,127
UGI Corp.	32,120	1,499,683
Vectren Corp.	23,100	937,167
Westar Energy, Inc.	30,870	1,107,616
Wisconsin Energy Corp.	37,640	1,824,787
Xcel Energy, Inc.	128,190	4,085,415

		153,539,808

Total Common Stock
(Cost $2,448,657,217)		3,425,643,615

Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	25,474,573	25,474,573

Total Other Investment Company
(Cost $25,474,573)		25,474,573

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 06/19/14 (c)(d)	455,000	454,994
0.02%, 06/19/14 (c)(d)	850,000	849,983
0.05%, 06/19/14 (c)(d)	200,000	199,986

Total Short-Term Investments
(Cost $1,504,963)		1,504,963

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	11,391,401	11,391,401

Total Collateral Invested for Securities on Loan
(Cost $11,391,401)		11,391,401

End of Collateral Invested for Securities on Loan.

At 04/30/14 tax basis cost of the fund’s investments was $2,491,750,930 and the unrealized appreciation and depreciation were $978,046,927 and ($17,174,706), respectively, with a net unrealized appreciation of $960,872,221.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,153,104.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	370	34,741,150	542,850

See financial notes 7

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	849,941,868	1,115,345,025
0.0%	Rights	266,856	266,364
1.3%	Other Investment Company	14,922,078	14,922,078
0.3%	Short-Term Investment	3,049,793	3,049,793

99.9%	Total Investments	868,180,595	1,133,583,260
2.7%	Collateral Invested for Securities on Loan	30,398,073	30,398,073
(2.6%)	Other Assets and Liabilities, Net		(29,549,057)

100.0%	Net Assets		1,134,432,276

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Automobiles & Components 0.9%
Cooper Tire & Rubber Co.	55,700	1,400,855
Dana Holding Corp.	116,100	2,457,837
Drew Industries, Inc.	11,995	603,588
Gentex Corp.	57,700	1,654,259
Superior Industries International, Inc.	34,060	720,029
Tenneco, Inc. *	20,700	1,239,309
Thor Industries, Inc.	40,800	2,483,496

		10,559,373

Banks 4.1%
Associated Banc-Corp.	105,700	1,855,035
Astoria Financial Corp.	79,000	1,047,540
BancorpSouth, Inc.	52,200	1,219,392
Bank of Hawaii Corp.	31,600	1,743,372
BankUnited, Inc.	21,000	692,790
BOK Financial Corp.	11,000	719,620
Capitol Federal Financial, Inc.	61,586	741,495
Cathay General Bancorp	28,400	670,240
City Holding Co.	12,090	519,749
City National Corp.	16,900	1,226,433
Commerce Bancshares, Inc.	35,904	1,561,106
Community Bank System, Inc.	13,600	505,784
Cullen/Frost Bankers, Inc.	20,700	1,581,687
CVB Financial Corp.	38,480	556,421
East West Bancorp, Inc.	36,400	1,256,164
F.N.B. Corp.	68,900	857,116
First Financial Bancorp	31,400	508,366
First Horizon National Corp.	147,400	1,693,626
First Midwest Bancorp, Inc.	34,895	571,231
First Niagara Financial Group, Inc.	153,900	1,372,788
First Republic Bank	21,100	1,071,036
FirstMerit Corp.	57,101	1,107,188
Fulton Financial Corp.	105,100	1,281,169
Glacier Bancorp, Inc.	24,980	640,987
Hancock Holding Co.	22,300	752,179
International Bancshares Corp.	33,600	771,456
MB Financial, Inc.	22,945	615,844
NBT Bancorp, Inc.	23,455	531,256
Northwest Bancshares, Inc.	55,792	741,476
Old National Bancorp	43,325	611,749
People’s United Financial, Inc.	168,600	2,407,608
Prosperity Bancshares, Inc.	12,800	755,200
Provident Financial Services, Inc.	35,190	611,602
Signature Bank *	5,100	605,982
Susquehanna Bancshares, Inc.	71,400	739,704
SVB Financial Group *	7,800	832,182
Synovus Financial Corp.	643,300	2,064,993
TCF Financial Corp.	120,400	1,890,280
Trustmark Corp.	39,000	891,930
UMB Financial Corp.	12,401	728,063
Umpqua Holdings Corp.	44,000	731,720
United Bankshares, Inc.	26,395	772,054
Valley National Bancorp	145,300	1,455,906
Washington Federal, Inc.	53,600	1,156,688
Webster Financial Corp.	37,500	1,130,250
Westamerica Bancorp	15,170	770,939
Wintrust Financial Corp.	12,340	553,079

		47,122,475

Capital Goods 11.1%
A.O. Smith Corp.	25,300	1,183,028
AAR Corp.	41,680	1,079,512
Actuant Corp., Class A	31,500	1,066,590
Acuity Brands, Inc.	18,200	2,267,174
Aegion Corp. *	26,315	670,769
Aircastle Ltd.	68,900	1,210,573
Albany International Corp., Class A	18,200	654,836
Apogee Enterprises, Inc.	23,395	743,259
Applied Industrial Technologies, Inc.	39,720	1,903,382
Armstrong World Industries, Inc. *	27,700	1,455,912
Astec Industries, Inc.	19,350	773,033
B/E Aerospace, Inc. *	23,100	2,027,487
Barnes Group, Inc.	34,365	1,323,740
Beacon Roofing Supply, Inc. *	27,280	970,622
Briggs & Stratton Corp.	67,600	1,444,612
Carlisle Cos., Inc.	33,600	2,763,600
Chart Industries, Inc. *	6,010	410,002
Chicago Bridge & Iron Co., N.V.	32,098	2,570,087
CIRCOR International, Inc.	9,490	770,683
CLARCOR, Inc.	24,825	1,433,892
Crane Co.	27,700	2,014,621
Cubic Corp.	12,690	601,887
Curtiss-Wright Corp.	33,800	2,161,172
DigitalGlobe, Inc. *	14,600	434,788
Donaldson Co., Inc.	59,500	2,504,355
Dycom Industries, Inc. *	34,270	1,076,078

8 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Encore Wire Corp.	23,040	1,122,739
EnerSys, Inc.	25,000	1,689,500
EnPro Industries, Inc. *	10,270	731,327
ESCO Technologies, Inc.	17,700	591,534
Esterline Technologies Corp. *	14,300	1,558,986
Fortune Brands Home & Security, Inc.	36,300	1,446,555
Franklin Electric Co., Inc.	17,860	690,646
GATX Corp.	47,800	3,137,114
Generac Holdings, Inc.	15,600	918,528
Gibraltar Industries, Inc. *	41,155	702,927
Graco, Inc.	22,040	1,597,900
GrafTech International Ltd. *	110,900	1,243,189
Granite Construction, Inc.	57,900	2,164,302
H&E Equipment Services, Inc. *	23,720	914,406
HEICO Corp.	12,612	697,696
Hexcel Corp. *	28,285	1,179,202
Huntington Ingalls Industries, Inc.	32,000	3,296,000
IDEX Corp.	28,900	2,155,073
Kaman Corp.	20,380	855,349
Kennametal, Inc.	50,900	2,378,557
Layne Christensen Co. *	43,000	749,060
Lincoln Electric Holdings, Inc.	37,300	2,492,013
MasTec, Inc. *	25,410	1,005,728
Meritor, Inc. *	76,200	904,494
Moog, Inc., Class A *	23,600	1,544,620
MRC Global, Inc. *	74,500	2,174,655
MSC Industrial Direct Co., Inc., Class A	23,000	2,094,380
Mueller Industries, Inc.	66,700	1,930,298
Mueller Water Products, Inc., Class A	108,600	990,432
National Presto Industries, Inc. (a)	7,745	559,654
Navistar International Corp. *	45,100	1,710,643
Nordson Corp.	19,450	1,446,108
Orbital Sciences Corp. *	43,055	1,265,817
Polypore International, Inc. *(a)	16,100	558,348
Quanex Building Products Corp.	44,150	831,786
Raven Industries, Inc.	15,330	473,697
Regal-Beloit Corp.	28,600	2,137,278
Rush Enterprises, Inc., Class A *	27,960	897,516
Simpson Manufacturing Co., Inc.	25,685	842,211
Spirit AeroSystems Holdings, Inc., Class A *	85,900	2,579,577
TAL International Group, Inc. *	17,990	758,818
Teledyne Technologies, Inc. *	16,500	1,532,190
Tennant Co.	10,780	687,656
The Babcock & Wilcox Co.	49,800	1,732,542
The Greenbrier Cos., Inc. *	16,920	887,285
The Manitowoc Co., Inc.	71,700	2,278,626
The Middleby Corp. *	3,208	809,956
The Toro Co.	35,920	2,282,357
Titan International, Inc.	30,675	537,119
TransDigm Group, Inc.	13,800	2,454,606
TriMas Corp. *	13,600	487,696
Trinity Industries, Inc.	49,100	3,685,446
Triumph Group, Inc.	21,500	1,393,415
Tutor Perini Corp. *	84,900	2,513,040
Universal Forest Products, Inc.	36,770	1,856,517
Valmont Industries, Inc.	11,050	1,645,455
WABCO Holdings, Inc. *	21,400	2,290,014
Wabtec Corp.	22,520	1,678,866
Watsco, Inc.	16,845	1,733,519
Watts Water Technologies, Inc., Class A	19,555	1,040,326
Woodward, Inc.	33,700	1,510,771

		125,571,759

Commercial & Professional Supplies 4.3%
ABM Industries, Inc.	78,300	2,121,147
Brady Corp., Class A	47,900	1,235,341
Clean Harbors, Inc. *	20,230	1,213,800
Copart, Inc. *	68,200	2,473,614
Covanta Holding Corp.	79,200	1,461,240
Deluxe Corp.	34,100	1,873,795
FTI Consulting, Inc. *	38,200	1,310,260
G&K Services, Inc., Class A	17,990	952,391
Healthcare Services Group, Inc.	32,455	944,440
Herman Miller, Inc.	46,110	1,421,571
HNI Corp.	49,000	1,726,270
Huron Consulting Group, Inc. *	9,300	662,160
ICF International, Inc. *	18,100	705,357
IHS, Inc., Class A *	9,610	1,159,254
Insperity, Inc.	26,060	835,484
Interface, Inc.	31,785	571,812
KAR Auction Services, Inc.	26,800	798,104
Kelly Services, Inc., Class A	85,100	1,792,206
Kforce, Inc.	37,400	864,688
Knoll, Inc.	41,300	751,247
Korn/Ferry International *	31,030	901,422
McGrath RentCorp	17,025	537,650
MSA Safety, Inc.	14,625	771,469
Navigant Consulting, Inc. *	55,325	929,460
Nielsen Holdings N.V.	63,600	2,986,020
Quad Graphics, Inc.	51,500	1,114,975
Resources Connection, Inc.	66,460	904,521
Rollins, Inc.	20,022	602,262
Steelcase, Inc., Class A	120,800	1,990,784
Stericycle, Inc. *	16,300	1,897,972
Tetra Tech, Inc. *	38,495	1,103,652
The Brink’s Co.	56,400	1,434,816
The Corporate Executive Board Co.	16,570	1,143,661
Towers Watson & Co., Class A	17,015	1,909,423
TrueBlue, Inc. *	46,030	1,231,302
UniFirst Corp.	7,905	760,777
Verisk Analytics, Inc., Class A *	26,900	1,616,421
Viad Corp.	28,865	665,338
Waste Connections, Inc.	34,300	1,531,838

		48,907,944

Consumer Durables & Apparel 3.5%
Arctic Cat, Inc.	10,800	441,612
Blyth, Inc. (a)	47,844	448,298
Brunswick Corp.	17,700	711,363
Callaway Golf Co.	102,255	890,641
Carter’s, Inc.	21,500	1,583,690
Columbia Sportswear Co.	10,980	944,060
Crocs, Inc. *	51,960	786,155
Deckers Outdoor Corp. *	17,650	1,393,467
Ethan Allen Interiors, Inc.	23,765	577,014
Fossil Group, Inc. *	20,600	2,196,990

See financial notes 9

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
G-III Apparel Group Ltd. *	10,600	760,762
Hanesbrands, Inc.	31,600	2,594,044
Helen of Troy Ltd. *	14,630	917,301
JAKKS Pacific, Inc. (a)	92,825	813,147
KB Home	45,400	749,554
La-Z-Boy, Inc.	37,320	904,264
Lennar Corp., Class A	43,000	1,659,370
M.D.C. Holdings, Inc. (a)	25,200	695,520
Meritage Homes Corp. *	13,000	501,540
Michael Kors Holdings Ltd. *	8,200	747,840
NACCO Industries, Inc., Class A	14,840	795,276
Polaris Industries, Inc.	15,900	2,135,847
PulteGroup, Inc.	89,500	1,645,905
PVH Corp.	18,889	2,371,892
Quiksilver, Inc. *	120,500	773,610
Skechers U.S.A., Inc., Class A *	32,245	1,321,723
Steven Madden Ltd. *	19,722	702,300
Tempur Sealy International, Inc. *	40,915	2,053,115
The Ryland Group, Inc.	14,900	572,011
Toll Brothers, Inc. *	48,100	1,646,944
Tupperware Brands Corp.	29,900	2,538,809
Under Armour, Inc., Class A *	19,460	951,399
Wolverine World Wide, Inc. (a)	60,880	1,710,728

		39,536,191

Consumer Services 4.8%
Bally Technologies, Inc. *	22,475	1,463,347
Bob Evans Farms, Inc.	38,755	1,816,447
Boyd Gaming Corp. *	75,400	891,228
Buffalo Wild Wings, Inc. *	4,400	642,928
Burger King Worldwide, Inc.	36,300	948,519
Caesars Entertainment Corp. *(a)	94,100	1,738,027
Capella Education Co.	10,400	606,944
Career Education Corp. *	380,900	2,750,098
Chipotle Mexican Grill, Inc. *	4,576	2,281,136
Choice Hotels International, Inc.	12,240	540,763
Cracker Barrel Old Country Store, Inc.	14,320	1,356,677
DeVry Education Group, Inc.	64,700	2,913,441
DineEquity, Inc.	9,130	692,145
Domino’s Pizza, Inc.	29,700	2,209,086
Dunkin’ Brands Group, Inc.	14,200	646,242
Hillenbrand, Inc.	32,100	975,840
Hyatt Hotels Corp., Class A *	21,100	1,187,508
International Speedway Corp., Class A	24,350	765,564
ITT Educational Services, Inc. *(a)	67,635	1,826,145
Jack in the Box, Inc. *	43,700	2,339,698
Las Vegas Sands Corp.	36,500	2,888,245
Life Time Fitness, Inc. *	19,885	954,480
Marriott Vacations Worldwide Corp. *	18,300	996,984
Matthews International Corp., Class A	23,915	964,970
Panera Bread Co., Class A *	8,375	1,281,124
Papa John’s International, Inc.	20,620	904,393
Penn National Gaming, Inc. *	101,500	1,132,740
Pinnacle Entertainment, Inc. *	28,275	657,959
Red Robin Gourmet Burgers, Inc. *	11,080	753,218
Regis Corp.	105,500	1,386,270
Ruby Tuesday, Inc. *	134,850	1,039,694
SeaWorld Entertainment, Inc.	16,200	486,972
Six Flags Entertainment Corp.	20,600	826,884
Sonic Corp. *	68,480	1,303,859
Sotheby’s	21,220	892,513
Steiner Leisure Ltd. *	12,360	533,581
Strayer Education, Inc. *	36,600	1,560,258
Texas Roadhouse, Inc.	35,810	885,940
The Cheesecake Factory, Inc.	47,835	2,147,313
The Wendy’s Co.	223,900	1,860,609
Vail Resorts, Inc.	16,260	1,125,680
Weight Watchers International, Inc. (a)	48,392	958,162

		54,133,631

Diversified Financials 3.6%
Affiliated Managers Group, Inc. *	7,300	1,446,860
American Capital Ltd. *	46,500	697,035
Ares Capital Corp.	83,900	1,440,563
Cash America International, Inc.	29,105	1,267,523
CBOE Holdings, Inc.	22,400	1,195,264
DFC Global Corp. *	47,200	439,904
E*TRADE Financial Corp. *	92,500	2,076,625
Ezcorp, Inc., Class A *	54,300	566,349
Federated Investors, Inc., Class B (a)	88,500	2,525,790
First Cash Financial Services, Inc. *	10,690	521,351
Greenhill & Co., Inc.	19,435	974,665
IntercontinentalExchange Group, Inc.	27,600	5,642,544
Investment Technology Group, Inc. *	45,955	948,511
Janus Capital Group, Inc.	190,300	2,308,339
Lazard Ltd., Class A	28,600	1,345,630
Leucadia National Corp.	48,927	1,248,617
LPL Financial Holdings, Inc.	22,100	1,046,435
MSCI, Inc. *	49,000	1,986,460
Nelnet, Inc., Class A	16,740	707,433
Raymond James Financial, Inc.	37,300	1,853,810
SEI Investments Co.	75,200	2,434,976
Stifel Financial Corp. *	13,260	620,170
TD Ameritrade Holding Corp.	73,300	2,338,270
The NASDAQ OMX Group, Inc.	68,300	2,520,270
Waddell & Reed Financial, Inc., Class A	28,000	1,888,600
World Acceptance Corp. *(a)	9,460	686,796

		40,728,790

Energy 6.8%
Atwood Oceanics, Inc. *	18,100	897,036
Basic Energy Services, Inc. *	33,885	895,242
Bill Barrett Corp. *	42,100	996,928
Bristow Group, Inc.	16,900	1,297,920
Cabot Oil & Gas Corp.	43,500	1,708,680
CARBO Ceramics, Inc.	7,780	1,088,500
Cloud Peak Energy, Inc. *	62,200	1,224,718
Comstock Resources, Inc.	39,355	1,094,069
Concho Resources, Inc. *	13,100	1,708,895
Delek US Holdings, Inc.	39,100	1,250,809
Denbury Resources, Inc.	155,500	2,615,510

10 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dresser-Rand Group, Inc. *	43,800	2,647,272
Dril-Quip, Inc. *	8,885	1,005,071
Energy XXI (Bermuda) Ltd.	32,900	787,297
EXCO Resources, Inc. (a)	182,400	1,158,240
Exterran Holdings, Inc.	64,500	2,774,790
Forest Oil Corp. *	507,200	943,392
Green Plains Renewable Energy, Inc.	29,100	870,090
Gulfmark Offshore, Inc., Class A	13,805	621,363
Helix Energy Solutions Group, Inc. *	90,200	2,168,408
Hercules Offshore, Inc. *	151,200	675,864
Hornbeck Offshore Services, Inc. *	12,980	537,761
ION Geophysical Corp. *	121,005	532,422
Key Energy Services, Inc. *	221,400	2,222,856
Matrix Service Co. *	25,000	774,250
Newpark Resources, Inc. *	56,740	683,150
Nordic American Tankers Ltd. (a)	72,685	627,272
Oceaneering International, Inc.	32,800	2,403,584
Oil States International, Inc. *	25,300	2,457,642
Parker Drilling Co. *	136,910	907,713
PDC Energy, Inc. *	10,055	640,202
Penn Virginia Corp. *	104,100	1,732,224
Pioneer Energy Services Corp. *	75,300	1,127,241
Quicksilver Resources, Inc. *(a)	375,200	1,223,152
Range Resources Corp.	23,700	2,143,665
Rosetta Resources, Inc. *	13,710	649,031
SandRidge Energy, Inc. *(a)	264,000	1,811,040
SemGroup Corp., Class A	29,200	1,865,296
Ship Finance International Ltd.	46,500	819,795
SM Energy Co.	25,100	1,860,663
Stone Energy Corp. *	37,800	1,854,090
Superior Energy Services, Inc.	79,800	2,627,016
Swift Energy Co. *(a)	81,805	1,008,656
Targa Resources Corp.	14,500	1,565,855
Teekay Corp.	33,100	1,857,241
TETRA Technologies, Inc. *	72,860	910,750
Tidewater, Inc.	47,500	2,419,175
Ultra Petroleum Corp. *(a)	70,700	2,106,860
Unit Corp. *	39,100	2,578,645
W&T Offshore, Inc.	45,900	881,280
Western Refining, Inc. (a)	65,100	2,831,850
Whiting Petroleum Corp. *	38,700	2,852,964
Willbros Group, Inc. *	66,800	742,148

		77,685,583

Food & Staples Retailing 0.9%
PriceSmart, Inc.	6,040	580,081
Rite Aid Corp. *	240,700	1,757,110
Roundy’s, Inc.	66,000	446,820
Susser Holdings Corp. *(a)	18,700	1,447,006
The Andersons, Inc.	26,437	1,646,761
The Fresh Market, Inc. *	12,600	467,460
The Pantry, Inc. *	134,800	2,027,392
United Natural Foods, Inc. *	35,400	2,443,662

		10,816,292

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	18,600	610,080
Cal-Maine Foods, Inc.	14,000	834,820
Chiquita Brands International, Inc. *	149,000	1,710,520
Darling International, Inc. *	41,320	826,813
Flowers Foods, Inc.	95,250	1,954,530
Fresh Del Monte Produce, Inc.	67,600	1,952,964
J&J Snack Foods Corp.	7,135	667,836
Keurig Green Mountain, Inc.	12,280	1,150,390
Lancaster Colony Corp.	13,965	1,324,999
Monster Beverage Corp. *	27,210	1,821,982
Pilgrim’s Pride Corp. *	36,700	802,262
Post Holdings, Inc. *	24,600	1,285,596
Sanderson Farms, Inc.	21,100	1,735,897
Seaboard Corp. *	322	785,036
Snyder’s-Lance, Inc.	27,060	718,714
The Hain Celestial Group, Inc. *	8,770	754,395
The WhiteWave Foods Co., Class A *	44,100	1,221,129
TreeHouse Foods, Inc. *	15,985	1,196,318
Universal Corp.	42,400	2,313,768
Vector Group Ltd. (a)	44,707	952,259

		24,620,308

Health Care Equipment & Services 4.6%
Alere, Inc. *	42,100	1,406,140
Allscripts Healthcare Solutions, Inc. *	37,100	564,662
Amedisys, Inc. *	85,570	1,166,319
Amsurg Corp. *	21,325	923,586
Analogic Corp.	6,965	522,932
Brookdale Senior Living, Inc. *	46,700	1,486,928
Catamaran Corp. *	29,100	1,098,525
Centene Corp. *	36,500	2,423,600
Cerner Corp. *	42,300	2,169,990
Chemed Corp. (a)	22,395	1,864,832
CONMED Corp.	18,295	847,607
Edwards Lifesciences Corp. *	24,900	2,028,603
Gentiva Health Services, Inc. *	56,525	425,633
Greatbatch, Inc. *	12,700	584,581
Haemonetics Corp. *	24,400	740,784
Hanger, Inc. *	15,800	547,786
HealthSouth Corp.	27,400	949,136
Healthways, Inc. *	50,060	901,080
Hill-Rom Holdings, Inc.	50,100	1,871,736
Hologic, Inc. *	93,900	1,970,491
IDEXX Laboratories, Inc. *	19,600	2,478,224
Integra LifeSciences Holdings Corp. *	12,620	575,220
Intuitive Surgical, Inc. *	5,143	1,860,223
Invacare Corp.	65,165	1,029,607
Kindred Healthcare, Inc.	135,000	3,388,500
Masimo Corp. *	22,000	588,720
MEDNAX, Inc. *	34,800	2,061,900
Molina Healthcare, Inc. *	33,857	1,266,252
MWI Veterinary Supply, Inc. *	4,500	704,880
PharMerica Corp. *	61,740	1,678,711
ResMed, Inc. (a)	32,640	1,627,104
Select Medical Holdings Corp.	53,400	745,464
Sirona Dental Systems, Inc. *	12,190	916,932
STERIS Corp.	43,100	2,070,955
Teleflex, Inc.	23,300	2,378,697
The Cooper Cos., Inc.	10,700	1,411,437

See financial notes 11

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VCA Antech, Inc. *	46,900	1,436,547
West Pharmaceutical Services, Inc.	26,280	1,140,026

		51,854,350

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	151,330	1,251,499
Elizabeth Arden, Inc. *	16,770	616,130
Nu Skin Enterprises, Inc., Class A	20,120	1,750,440
Spectrum Brands Holdings, Inc.	9,500	729,885
WD-40 Co.	8,115	591,097

		4,939,051

Insurance 4.0%
Alleghany Corp. *	3,700	1,509,526
American Equity Investment Life Holding Co.	38,415	895,838
Argo Group International Holdings Ltd.	20,704	919,672
Arthur J. Gallagher & Co.	51,900	2,336,538
Aspen Insurance Holdings Ltd.	68,400	3,131,352
Assured Guaranty Ltd.	45,300	1,083,123
Brown & Brown, Inc.	44,400	1,322,232
CNO Financial Group, Inc.	163,300	2,816,925
First American Financial Corp.	85,100	2,263,660
Horace Mann Educators Corp.	20,990	631,169
Infinity Property & Casualty Corp.	17,865	1,146,397
Kemper Corp.	64,600	2,545,886
Markel Corp. *	3,082	1,929,085
Mercury General Corp.	27,300	1,306,578
Montpelier Re Holdings Ltd.	35,000	1,070,300
Old Republic International Corp.	163,000	2,699,280
Primerica, Inc.	58,200	2,670,798
ProAssurance Corp.	29,100	1,321,722
Protective Life Corp.	53,500	2,736,525
RLI Corp.	33,000	1,420,980
Safety Insurance Group, Inc.	12,105	650,160
Selective Insurance Group, Inc.	43,400	995,596
StanCorp Financial Group, Inc.	39,300	2,401,230
Stewart Information Services Corp.	20,600	628,300
Symetra Financial Corp.	39,000	805,740
The Hanover Insurance Group, Inc.	35,100	2,051,595
Tower Group International Ltd.	167,129	411,137
Validus Holdings Ltd.	58,727	2,177,010

		45,878,354

Materials 6.1%
A. Schulman, Inc.	37,533	1,348,185
A.M. Castle & Co. *	33,378	409,882
AK Steel Holding Corp. *(a)	410,800	2,875,600
AMCOL International Corp.	20,320	931,672
Axiall Corp.	29,224	1,361,838
Cabot Corp.	51,000	2,947,800
Carpenter Technology Corp.	30,600	1,921,680
Century Aluminum Co. *	78,900	1,084,875
Chemtura Corp. *	82,100	1,830,830
Clearwater Paper Corp. *	14,760	906,116
Coeur Mining, Inc. *	57,000	493,620
Compass Minerals International, Inc.	16,730	1,532,468
Crown Holdings, Inc. *	60,200	2,839,634
Eagle Materials, Inc.	11,770	980,794
Ferro Corp. *	107,630	1,397,037
Graphic Packaging Holding Co. *	132,700	1,361,502
Greif, Inc., Class A	34,100	1,847,879
H.B. Fuller Co.	37,680	1,745,714
Hecla Mining Co.	164,900	506,243
Innophos Holdings, Inc.	18,850	1,063,894
Innospec, Inc.	13,880	597,673
Kaiser Aluminum Corp.	18,180	1,279,872
KapStone Paper & Packaging Corp. *	25,000	659,500
Koppers Holdings, Inc.	15,260	651,602
Kraton Performance Polymers, Inc. *	35,700	929,985
Louisiana-Pacific Corp. *	47,300	775,247
Materion Corp.	24,060	809,619
Minerals Technologies, Inc.	23,520	1,399,205
Myers Industries, Inc.	30,005	561,094
NewMarket Corp.	4,395	1,636,346
Olin Corp. (a)	67,100	1,885,510
OM Group, Inc.	33,700	987,073
P.H. Glatfelter Co.	39,545	1,009,188
PolyOne Corp.	35,800	1,341,426
Resolute Forest Products, Inc. *	159,200	2,840,128
Rock-Tenn Co., Class A	23,700	2,265,957
Rockwood Holdings, Inc.	33,900	2,408,595
RTI International Metals, Inc. *	16,680	469,709
Schnitzer Steel Industries, Inc., Class A	91,810	2,577,107
Schweitzer-Mauduit International, Inc.	16,272	710,110
Sensient Technologies Corp.	33,100	1,789,055
Silgan Holdings, Inc.	35,000	1,741,250
Stepan Co.	14,030	811,355
Stillwater Mining Co. *	53,370	842,179
SunCoke Energy, Inc. *	39,800	830,626
The Scotts Miracle-Gro Co., Class A	41,400	2,534,094
Tredegar Corp.	22,575	469,786
W.R. Grace & Co. *	11,100	1,022,310
Walter Energy, Inc. (a)	141,000	1,015,200
Wausau Paper Corp.	55,010	657,920
Westlake Chemical Corp.	14,400	1,025,280
Worthington Industries, Inc.	40,300	1,483,040

		69,404,304

Media 2.1%
AMC Networks, Inc., Class A *	9,500	623,865
Cinemark Holdings, Inc.	68,300	2,023,046
Dex Media, Inc. *(a)	275,200	2,017,216
DreamWorks Animation SKG, Inc., Class A *	62,900	1,511,487
John Wiley & Sons, Inc., Class A	29,000	1,666,340
Lamar Advertising Co., Class A *	48,400	2,416,128
Lions Gate Entertainment Corp.	17,400	461,622
Live Nation Entertainment, Inc. *	68,800	1,436,544
Meredith Corp.	31,300	1,379,391
National CineMedia, Inc.	38,800	589,372

12 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Regal Entertainment Group, Class A	82,400	1,549,120
Scholastic Corp.	58,900	1,938,399
Scripps Networks Interactive, Inc., Class A	35,000	2,627,450
Sinclair Broadcast Group, Inc., Class A	21,019	561,838
Sirius XM Holdings, Inc. *	138,800	442,772
The E.W. Scripps Co., Class A *	35,200	602,976
The Madison Square Garden Co., Class A *	13,500	737,100
The New York Times Co., Class A	116,400	1,871,712

		24,456,378

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alexion Pharmaceuticals, Inc. *	4,500	711,900
Bio-Rad Laboratories, Inc., Class A *	10,400	1,281,384
Bruker Corp. *	28,100	580,546
Cambrex Corp. *	47,300	969,177
Charles River Laboratories International, Inc. *	41,300	2,218,636
Covance, Inc. *	29,100	2,568,948
Cubist Pharmaceuticals, Inc. *	9,040	633,342
Endo International plc *	50,300	3,166,134
Illumina, Inc. *	11,860	1,611,181
Impax Laboratories, Inc. *	35,500	928,325
Myriad Genetics, Inc. *(a)	17,100	721,791
PAREXEL International Corp. *	16,420	744,647
PDL BioPharma, Inc. (a)	122,050	1,036,205
PerkinElmer, Inc.	58,500	2,455,245
Perrigo Co., plc	14,300	2,071,498
QIAGEN N.V. *	60,900	1,333,710
Techne Corp.	11,965	1,068,594
United Therapeutics Corp. *	5,800	580,058
Zoetis, Inc.	32,700	989,502

		25,670,823

Real Estate 8.5%
Alexandria Real Estate Equities, Inc.	21,500	1,587,130
American Campus Communities, Inc.	20,260	773,932
American Capital Agency Corp.	64,300	1,460,253
Anworth Mortgage Asset Corp.	150,555	812,997
Ashford Hospitality Trust, Inc.	54,085	554,912
BioMed Realty Trust, Inc.	58,500	1,222,650
Brandywine Realty Trust	101,200	1,472,460
Camden Property Trust	26,700	1,828,683
Capstead Mortgage Corp.	74,550	952,749
CBL & Associates Properties, Inc.	84,400	1,533,548
CBRE Group, Inc., Class A *	73,700	1,963,368
Chimera Investment Corp.	441,400	1,363,926
CommonWealth REIT	78,900	2,004,849
Corporate Office Properties Trust	48,400	1,294,700
Corrections Corp. of America	69,828	2,290,358
Cousins Properties, Inc.	48,283	561,531
CYS Investments, Inc.	84,800	729,280
DCT Industrial Trust, Inc.	106,200	830,484
DDR Corp.	96,900	1,663,773
DiamondRock Hospitality Co.	91,800	1,126,386
Digital Realty Trust, Inc. (a)	34,900	1,863,660
Douglas Emmett, Inc.	45,600	1,258,560
Duke Realty Corp.	151,400	2,652,528
EastGroup Properties, Inc.	9,950	629,338
EPR Properties	19,500	1,045,395
Equity Lifestyle Properties, Inc.	14,940	625,538
Essex Property Trust, Inc.	14,909	2,583,133
Extra Space Storage, Inc.	15,465	809,283
Federal Realty Investment Trust	17,400	2,045,196
Forest City Enterprises, Inc., Class A *	24,800	468,968
General Growth Properties, Inc.	122,600	2,816,122
Glimcher Realty Trust	51,025	519,945
Hatteras Financial Corp.	51,200	1,001,984
Healthcare Realty Trust, Inc.	32,700	822,405
Highwoods Properties, Inc.	34,800	1,404,180
Home Properties, Inc.	19,100	1,176,560
HomeBanc Corp. *(b)(c)	6,875	—
Inland Real Estate Corp.	45,330	473,699
Invesco Mortgage Capital, Inc.	43,100	718,477
iStar Financial, Inc. *	114,900	1,707,414
Jones Lang LaSalle, Inc.	23,100	2,677,059
Kilroy Realty Corp.	17,200	1,024,604
LaSalle Hotel Properties	31,940	1,056,575
Lexington Realty Trust	85,200	916,752
Liberty Property Trust	58,600	2,197,500
Mack-Cali Realty Corp.	94,400	1,922,928
MFA Financial, Inc.	195,600	1,551,108
Mid-America Apartment Communities, Inc.	25,021	1,742,713
National Retail Properties, Inc.	26,000	887,380
NorthStar Realty Finance Corp.	62,232	996,957
Omega Healthcare Investors, Inc.	25,190	876,108
Pennsylvania Real Estate Investment Trust	39,800	658,690
Piedmont Office Realty Trust, Inc., Class A	128,600	2,264,646
Post Properties, Inc.	13,820	693,902
Potlatch Corp.	22,100	844,883
PS Business Parks, Inc.	6,650	570,371
RAIT Financial Trust	81,820	669,288
Realty Income Corp.	30,700	1,333,915
Redwood Trust, Inc.	50,500	1,100,900
Regency Centers Corp.	33,800	1,772,134
Retail Properties of America, Inc., Class A	60,700	869,224
RLJ Lodging Trust	27,800	741,426
Ryman Hospitality Properties, Inc. (a)	15,300	696,915
Sabra Health Care REIT, Inc.	31,700	950,049
Senior Housing Properties Trust	49,500	1,161,765
SL Green Realty Corp.	19,200	2,010,432
Sovran Self Storage, Inc.	9,170	696,003
Starwood Property Trust, Inc.	23,800	572,390
Sun Communities, Inc.	11,155	508,333
Sunstone Hotel Investors, Inc.	63,200	904,392
Tanger Factory Outlet Centers, Inc.	21,780	777,110
Taubman Centers, Inc.	16,400	1,194,576
The Geo Group, Inc.	26,736	896,458
The Macerich Co.	35,500	2,304,305
UDR, Inc.	80,100	2,071,386

See financial notes 13

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Washington Real Estate Investment Trust	37,600	919,696
Weingarten Realty Investors	58,800	1,834,560
WP Carey, Inc.	12,600	774,648

		96,292,435

Retailing 5.1%
Aeropostale, Inc. *(a)	219,700	1,091,909
ANN, Inc. *	66,000	2,586,540
Asbury Automotive Group, Inc. *	23,500	1,450,890
Ascena Retail Group, Inc. *	76,600	1,317,520
Barnes & Noble, Inc. *	98,800	1,620,320
Brown Shoe Co., Inc.	50,342	1,187,568
Cabela’s, Inc. *	12,100	793,881
Chico’s FAS, Inc.	127,000	2,016,760
DSW, Inc., Class A	24,836	829,274
Express, Inc. *	46,200	673,134
Fred’s, Inc., Class A	84,970	1,548,153
Genesco, Inc. *	19,900	1,519,763
GNC Holdings, Inc., Class A	25,000	1,125,000
Group 1 Automotive, Inc.	30,000	2,163,900
Guess?, Inc.	74,400	2,002,104
hhgregg, Inc. *(a)	35,400	305,148
Hibbett Sports, Inc. *	13,285	715,397
HSN, Inc.	17,800	1,033,112
Jos. A. Bank Clothiers, Inc. *	17,885	1,154,477
Lithia Motors, Inc., Class A	13,035	968,240
LKQ Corp. *	66,700	1,942,304
Lumber Liquidators Holdings, Inc. *	5,100	444,516
Monro Muffler Brake, Inc.	13,340	752,376
Netflix, Inc. *	4,200	1,352,568
Nutrisystem, Inc.	70,530	1,057,950
Office Depot, Inc. *	661,858	2,706,999
Outerwall, Inc. *(a)	16,725	1,159,879
Penske Automotive Group, Inc.	43,800	2,008,668
Pier 1 Imports, Inc.	35,685	651,608
Pool Corp.	19,780	1,167,416
Sally Beauty Holdings, Inc. *	32,365	887,125
Sears Hometown & Outlet Stores, Inc. *	26,000	613,860
Select Comfort Corp. *	25,570	470,488
Sonic Automotive, Inc., Class A	66,000	1,606,440
Stage Stores, Inc.	53,655	1,029,103
The Bon-Ton Stores, Inc. (a)	37,900	416,900
The Buckle, Inc. (a)	21,422	1,006,620
The Cato Corp., Class A	29,695	846,010
The Children’s Place Retail Stores, Inc.	33,960	1,630,080
The Finish Line, Inc., Class A	54,152	1,490,804
The Men’s Wearhouse, Inc.	58,100	2,752,778
The Pep Boys - Manny, Moe & Jack *	75,215	768,697
The Wet Seal, Inc., Class A *(a)	191,860	216,802
TripAdvisor, Inc. *	7,500	605,550
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,000	964,810
Urban Outfitters, Inc. *	66,600	2,374,623
Vitamin Shoppe, Inc. *	13,300	636,804

		57,664,868

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc. *(a)	636,000	2,601,240
Amkor Technology, Inc. *	183,400	1,458,030
Atmel Corp. *	301,200	2,340,324
Avago Technologies Ltd.	56,300	3,575,050
Brooks Automation, Inc.	74,190	758,964
Cabot Microelectronics Corp. *	15,930	690,884
Cirrus Logic, Inc. *	31,535	703,231
Cree, Inc. *	17,000	801,890
Cypress Semiconductor Corp. *	141,305	1,338,158
Diodes, Inc. *	19,900	524,763
Entegris, Inc. *	95,845	1,062,921
Fairchild Semiconductor International, Inc. *	123,500	1,572,155
First Solar, Inc. *	37,400	2,524,126
GT Advanced Technologies, Inc. *(a)	143,100	2,376,891
Hittite Microwave Corp.	7,700	457,072
Integrated Device Technology, Inc. *	125,880	1,469,020
International Rectifier Corp. *	42,300	1,101,492
Intersil Corp., Class A	176,000	2,171,840
Micrel, Inc.	51,250	510,450
Microsemi Corp. *	24,945	586,706
MKS Instruments, Inc.	37,850	1,065,477
OmniVision Technologies, Inc. *	45,580	890,177
ON Semiconductor Corp. *	241,600	2,273,456
Photronics, Inc. *	67,525	586,117
PMC-Sierra, Inc. *	99,925	683,487
RF Micro Devices, Inc. *	168,745	1,424,208
Semtech Corp. *	21,005	503,700
Silicon Laboratories, Inc. *	35,290	1,586,285
Skyworks Solutions, Inc. *	45,700	1,875,985
Spansion, Inc., Class A *	50,700	903,981
SunEdison, Inc. *	201,100	3,867,153
Synaptics, Inc. *	14,805	920,131
Teradyne, Inc. *	97,700	1,726,359
Tessera Technologies, Inc.	28,190	618,207
TriQuint Semiconductor, Inc. *	94,560	1,340,861
Veeco Instruments, Inc. *	20,460	756,406

		49,647,197

Software & Services 5.8%
Activision Blizzard, Inc.	130,800	2,617,308
Acxiom Corp. *	44,815	1,265,576
Akamai Technologies, Inc. *	40,700	2,159,949
ANSYS, Inc. *	12,100	923,351
CACI International, Inc., Class A *	30,400	2,117,360
Cadence Design Systems, Inc. *	38,500	599,060
Compuware Corp.	191,400	1,982,904
Convergys Corp.	134,800	2,903,592
Conversant, Inc. *	49,280	1,204,403
CSG Systems International, Inc.	39,445	1,039,770
Digital River, Inc. *	39,700	607,013
EarthLink Holdings Corp.	293,275	1,000,068
Electronic Arts, Inc. *	72,300	2,046,090
Equinix, Inc. *	6,800	1,277,108
Euronet Worldwide, Inc. *	18,195	836,788
Facebook, Inc., Class A *	43,100	2,576,518
FactSet Research Systems, Inc.	17,765	1,891,972

14 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fair Isaac Corp.	30,705	1,756,326
FleetCor Technologies, Inc. *	5,000	570,650
Gartner, Inc. *	19,900	1,371,906
Genpact Ltd. *	52,750	889,365
Global Cash Access Holdings, Inc. *	75,035	495,231
Global Payments, Inc.	28,700	1,918,021
Heartland Payment Systems, Inc.	23,165	948,375
Informatica Corp. *	16,455	583,330
j2 Global, Inc.	13,985	648,345
Jack Henry & Associates, Inc.	26,480	1,460,637
Manhattan Associates, Inc. *	26,480	834,914
ManTech International Corp., Class A	40,100	1,196,183
MAXIMUS, Inc.	26,380	1,122,997
Mentor Graphics Corp.	30,020	621,414
MICROS Systems, Inc. *	22,040	1,135,060
MicroStrategy, Inc., Class A *	4,528	549,835
Monster Worldwide, Inc. *	271,400	1,869,946
NeuStar, Inc., Class A *	30,075	773,529
Nuance Communications, Inc. *	50,400	810,936
Progress Software Corp. *	34,125	732,323
PTC, Inc. *	33,440	1,182,773
Rackspace Hosting, Inc. *	17,720	514,234
Red Hat, Inc. *	19,200	934,080
Rovi Corp. *	31,169	694,757
Salesforce.com, Inc. *	20,039	1,035,014
Sapient Corp. *	46,380	754,603
Solera Holdings, Inc.	12,860	833,071
Sykes Enterprises, Inc. *	42,655	844,142
Synopsys, Inc. *	43,600	1,640,232
Take-Two Interactive Software, Inc. *	45,855	934,525
TeleTech Holdings, Inc. *	22,810	550,405
TIBCO Software, Inc. *	70,830	1,390,393
Unisys Corp. *	52,200	1,272,114
United Online, Inc.	54,689	648,065
VeriFone Systems, Inc. *	25,600	856,064
VeriSign, Inc. *	45,800	2,160,844
Vistaprint N.V. *	13,020	513,899
VMware, Inc., Class A *	6,200	573,562
WEX, Inc. *	8,000	767,760

		65,438,690

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	45,845	1,028,303
ARRIS Group, Inc. *	60,905	1,589,011
Belden, Inc.	18,940	1,397,961
Benchmark Electronics, Inc. *	93,700	2,171,966
Brocade Communications Systems, Inc. *	260,900	2,428,979
Cognex Corp. *	16,530	569,128
Coherent, Inc. *	15,240	909,980
Comtech Telecommunications Corp.	28,370	900,748
Diebold, Inc.	66,900	2,516,109
Dolby Laboratories, Inc., Class A *	22,100	880,685
EchoStar Corp., Class A *	18,500	831,760
Electronics for Imaging, Inc. *	25,102	948,605
Emulex Corp. *	100,665	719,755
F5 Networks, Inc. *	18,140	1,907,784
FEI Co.	7,220	574,134
Finisar Corp. *	36,730	960,489
FLIR Systems, Inc.	66,700	2,270,468
Insight Enterprises, Inc. *	91,600	2,392,592
InterDigital, Inc.	21,300	739,536
Itron, Inc. *	38,900	1,478,200
JDS Uniphase Corp. *	85,400	1,082,018
Littelfuse, Inc.	8,545	773,750
MTS Systems Corp.	8,780	566,047
National Instruments Corp.	33,742	921,494
NCR Corp. *	68,900	2,102,139
NETGEAR, Inc. *	22,950	741,285
OSI Systems, Inc. *	7,800	435,318
Plantronics, Inc.	20,410	889,264
Plexus Corp. *	43,880	1,839,450
Polycom, Inc. *	139,840	1,720,032
QLogic Corp. *	190,080	2,201,126
Rofin-Sinar Technologies, Inc. *	28,410	630,702
Sanmina Corp. *	127,100	2,573,775
ScanSource, Inc. *	37,040	1,422,706
SYNNEX Corp. *	47,400	3,193,812
Trimble Navigation Ltd. *	44,600	1,713,978
ViaSat, Inc. *	8,415	540,327
Zebra Technologies Corp., Class A *	36,120	2,508,173

		53,071,589

Telecommunication Services 0.9%
Cincinnati Bell, Inc. *	357,800	1,198,630
Consolidated Communications Holdings, Inc.	40,014	797,079
Intelsat S.A. *	28,800	523,584
Level 3 Communications, Inc. *	59,100	2,543,073
NTELOS Holdings Corp. (a)	35,220	485,684
SBA Communications Corp., Class A *	14,405	1,292,992
T-Mobile US, Inc. *	30,900	905,061
tw telecom, Inc. *	48,000	1,473,120
United States Cellular Corp.	18,000	747,720

		9,966,943

Transportation 3.7%
Alaska Air Group, Inc.	29,700	2,794,176
Allegiant Travel Co.	5,200	610,740
AMERCO	3,300	825,363
ArcBest Corp.	42,040	1,657,217
Atlas Air Worldwide Holdings, Inc. *	27,700	969,223
Con-way, Inc.	57,200	2,429,856
Copa Holdings S.A., Class A	8,500	1,149,880
Delta Air Lines, Inc.	66,300	2,441,829
Forward Air Corp.	16,625	735,324
Genesee & Wyoming, Inc., Class A *	5,965	590,595
Hawaiian Holdings, Inc. *	68,040	983,178
Heartland Express, Inc.	43,465	945,798
Hub Group, Inc., Class A *	34,010	1,518,547
JetBlue Airways Corp. *	227,300	1,796,806
Kansas City Southern	20,700	2,088,216
Kirby Corp. *	17,200	1,730,664

See financial notes 15

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Knight Transportation, Inc.	50,725	1,203,704
Landstar System, Inc.	35,170	2,215,358
Matson, Inc.	63,300	1,499,577
Old Dominion Freight Line, Inc. *	23,675	1,435,415
Republic Airways Holdings, Inc. *	119,500	993,045
Saia, Inc. *	17,250	710,183
SkyWest, Inc.	178,900	2,075,240
Southwest Airlines Co.	114,300	2,762,631
Swift Transportation Co. *	35,200	846,560
United Continental Holdings, Inc. *	51,500	2,104,805
UTi Worldwide, Inc.	135,200	1,323,608
Werner Enterprises, Inc.	65,400	1,674,240

		42,111,778

Utilities 3.5%
ALLETE, Inc.	23,900	1,237,064
American States Water Co.	18,530	562,571
Aqua America, Inc.	63,475	1,592,588
Atlantic Power Corp. (a)	221,600	658,152
Avista Corp.	55,100	1,771,465
Black Hills Corp.	26,900	1,553,475
California Water Service Group	27,680	622,800
Cleco Corp.	33,300	1,749,915
El Paso Electric Co.	34,190	1,293,066
Hawaiian Electric Industries, Inc.	86,200	2,067,938
IDACORP, Inc.	28,600	1,605,604
ITC Holdings Corp.	42,400	1,567,528
MGE Energy, Inc.	20,250	773,955
New Jersey Resources Corp.	36,000	1,790,280
Northwest Natural Gas Co.	26,305	1,164,522
NorthWestern Corp.	29,800	1,441,724
Otter Tail Corp.	33,280	975,104
Piedmont Natural Gas Co., Inc.	58,700	2,100,873
PNM Resources, Inc.	73,500	2,034,480
Portland General Electric Co.	71,500	2,393,105
South Jersey Industries, Inc.	15,740	904,263
Southwest Gas Corp.	37,800	2,079,378
The Empire District Electric Co.	38,110	926,835
The Laclede Group, Inc.	24,940	1,182,405
UIL Holdings Corp.	33,000	1,212,090
UNS Energy Corp.	31,500	1,891,890
WGL Holdings, Inc.	53,100	2,112,849

		39,265,919

Total Common Stock
(Cost $849,941,868)		1,115,345,025

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(a)(b)(c)	19,700	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	105,700	266,364

Total Rights
(Cost $266,856)		266,364

Other Investment Company 1.3% of net assets

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	14,922,078	14,922,078

Total Other Investment Company
(Cost $14,922,078)		14,922,078

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.05%, 06/19/14 (d)(e)	3,050,000	3,049,793

Total Short-Term Investment
(Cost $3,049,793)		3,049,793

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.7% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	30,398,073	30,398,073

Total Collateral Invested for Securities on Loan
(Cost $30,398,073)		30,398,073

End of Collateral Invested for Securities on Loan

At 04/30/14 tax basis cost of the fund’s investments was $871,766,214 and the unrealized appreciation and depreciation were $278,770,901 and ($16,953,855), respectively, with a net unrealized appreciation of $261,817,046.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $32,086,117.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

16 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/20/14	160	17,977,600	(414,961)

See financial notes 17

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Common Stock	654,983,799	826,627,338
0.4%	Preferred Stock	2,226,152	3,612,619
0.0%	Rights	228,127	233,309
0.0%	Warrants	140,410	203,445
0.0%	Other Investment Company	4,656	6,832
1.5%	Short-Term Investments	12,115,904	12,115,904

99.5%	Total Investments	669,699,048	842,799,447
3.0%	Collateral Invested for Securities on Loan	25,081,669	25,081,669
(2.5%)	Other Assets and Liabilities, Net		(20,828,764)

100.0%	Net Assets		847,052,352

	Number	Value
Security	of Shares	($)

Common Stock 97.6% of net assets

Australia 5.0%

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	87,091	2,800,652
Commonwealth Bank of Australia	42,901	3,155,836
National Australia Bank Ltd.	89,358	2,942,324
Westpac Banking Corp.	88,495	2,898,611

		11,797,423

Capital Goods 0.1%
Leighton Holdings Ltd.	13,052	232,093
UGL Ltd.	28,386	178,520

		410,613

Commercial & Professional Supplies 0.1%
Brambles Ltd.	69,667	612,601
Downer EDI Ltd.	50,205	234,372

		846,973

Consumer Services 0.1%
Crown Resorts Ltd.	14,738	220,535
Tabcorp Holdings Ltd.	135,949	471,153
Tatts Group Ltd.	103,663	291,560

		983,248

Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	12,339	664,774

		664,774

Energy 0.3%
Caltex Australia Ltd.	20,634	428,328
Origin Energy Ltd.	45,479	631,789
Santos Ltd.	29,233	374,807
Woodside Petroleum Ltd.	20,014	760,755
WorleyParsons Ltd.	14,581	228,653

		2,424,332

Food & Staples Retailing 0.6%
Metcash Ltd.	120,536	311,299
Wesfarmers Ltd.	65,258	2,597,209
Woolworths Ltd.	67,532	2,346,870

		5,255,378

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	24,599	212,357

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	16,086	265,341

Insurance 0.3%
AMP Ltd.	113,607	534,653
Insurance Australia Group Ltd.	68,906	368,286
QBE Insurance Group Ltd.	81,713	881,898
Suncorp Group Ltd.	92,333	1,121,309

		2,906,146

Materials 1.3%
Amcor Ltd.	50,088	480,693
Arrium Ltd.	323,201	360,193
BHP Billiton Ltd.	168,814	5,945,054
BlueScope Steel Ltd. *	101,091	611,175
Boral Ltd.	66,329	352,019
CSR Ltd.	76,534	260,645
Incitec Pivot Ltd.	107,981	289,850
Newcrest Mining Ltd. *	39,720	387,396
Orica Ltd.	24,733	504,764
Rio Tinto Ltd.	27,104	1,563,066
Sims Metal Management Ltd. *	38,441	351,569

		11,106,424

Media 0.0%
Fairfax Media Ltd.	330,784	302,229

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	10,270	654,716

Real Estate 0.2%
Lend Lease Group	35,563	429,814
Mirvac Group	127,157	207,501
Stockland	114,450	414,897
Westfield Group	86,387	881,515

		1,933,727

Telecommunication Services 0.2%
Telstra Corp., Ltd.	285,764	1,389,415

Transportation 0.1%
Asciano Ltd.	49,927	251,951
Qantas Airways Ltd. *	269,760	306,861
Sydney Airport	71,229	279,893
Toll Holdings Ltd.	68,523	337,996

		1,176,701

18 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
AGL Energy Ltd.	25,914	380,417

		42,710,214

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	30,412	1,022,584

Capital Goods 0.1%
Andritz AG	3,086	191,700
Wienerberger AG	12,883	239,126

		430,826

Energy 0.1%
OMV AG	17,029	796,181

Materials 0.1%
Voestalpine AG	12,318	562,679

Telecommunication Services 0.0%
Telekom Austria AG	41,194	408,812

		3,221,082

Belgium 0.9%

Banks 0.1%
KBC Groep N.V.	9,376	572,150

Food & Staples Retailing 0.2%
Colruyt S.A.	4,914	277,865
Delhaize Group S.A.	20,535	1,529,103

		1,806,968

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	19,681	2,145,147

Insurance 0.1%
Ageas	16,931	728,638

Materials 0.2%
Bekaert N.V.	7,995	325,380
Solvay S.A.	3,267	529,434
Umicore S.A.	10,909	534,745

		1,389,559

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,258	349,269

Telecommunication Services 0.1%
Belgacom S.A.	18,703	572,453

		7,564,184

Canada 6.2%

Automobiles & Components 0.2%
Magna International, Inc.	15,954	1,563,013

Banks 1.3%
Bank of Montreal	22,997	1,585,168
Bank of Nova Scotia	35,232	2,140,825
Canadian Imperial Bank of Commerce	14,041	1,251,846
National Bank of Canada	11,382	472,394
Royal Bank of Canada	46,126	3,078,433
The Toronto-Dominion Bank	51,152	2,460,878

		10,989,544

Capital Goods 0.1%
Bombardier, Inc., Class B	98,792	397,493
Finning International, Inc.	12,126	327,476
SNC-Lavalin Group, Inc.	5,879	266,688

		991,657

Consumer Services 0.0%
Tim Hortons, Inc.	4,960	272,064

Diversified Financials 0.1%
IGM Financial, Inc.	4,431	220,691
Onex Corp.	6,110	348,968

		569,659

Energy 2.0%
ARC Resources Ltd.	10,292	305,365
Baytex Energy Corp. (c)	4,816	200,452
Bonavista Energy Corp.	12,563	197,377
Cameco Corp.	12,319	262,216
Canadian Natural Resources Ltd.	45,617	1,858,725
Canadian Oil Sands Ltd.	41,539	900,476
Cenovus Energy, Inc.	40,898	1,218,302
Crescent Point Energy Corp. (c)	7,458	303,410
Enbridge, Inc.	20,308	979,965
Encana Corp.	122,156	2,829,744
Enerplus Corp. (c)	17,692	392,402
Husky Energy, Inc.	21,855	714,243
Imperial Oil Ltd.	15,920	777,372
Pengrowth Energy Corp.	57,430	373,068
Penn West Petroleum Ltd.	71,861	649,735
Suncor Energy, Inc.	65,926	2,543,088
Talisman Energy, Inc.	92,178	952,855
TransCanada Corp.	29,027	1,352,766

		16,811,561

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	24,792	698,714
Empire Co., Ltd, Class A	4,172	263,897
George Weston Ltd.	4,425	333,394
Loblaw Cos., Ltd.	16,542	719,152
Metro, Inc.	8,649	533,120

		2,548,277

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	5,641	301,646

Insurance 0.5%
Fairfax Financial Holdings Ltd.	900	392,418
Great-West Lifeco, Inc.	10,259	288,662
Intact Financial Corp.	3,445	226,209
Manulife Financial Corp.	65,178	1,223,816
Power Corp. of Canada	27,500	774,280
Power Financial Corp.	13,593	431,831
Sun Life Financial, Inc.	20,211	684,119

		4,021,335

Materials 0.6%
Agrium, Inc.	6,814	654,450
Barrick Gold Corp.	68,677	1,198,660
First Quantum Minerals Ltd.	15,378	306,283
Goldcorp, Inc.	19,237	475,111
Kinross Gold Corp.	60,594	246,014
Potash Corp. of Saskatchewan, Inc.	37,100	1,341,090
Teck Resources Ltd., Class B	34,358	783,051

See financial notes 19

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamana Gold, Inc.	18,826	141,017

		5,145,676

Media 0.1%
Shaw Communications, Inc., Class B	16,152	391,256

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,400	320,942

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	26,309	1,104,400

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	4,127	405,339
RONA, Inc.	23,435	236,263

		641,602

Software & Services 0.0%
CGI Group, Inc., Class A *	9,573	345,171

Technology Hardware & Equipment 0.2%
Blackberry Ltd. *	120,218	918,046
Celestica, Inc. *	26,838	297,751

		1,215,797

Telecommunication Services 0.3%
BCE, Inc.	22,653	1,008,591
Rogers Communications, Inc., Class B	17,008	675,478
Telus Corp.	17,018	599,640

		2,283,709

Transportation 0.2%
Canadian National Railway Co.	24,155	1,414,854
Canadian Pacific Railway Ltd.	2,582	403,160

		1,818,014

Utilities 0.1%
Canadian Utilities Ltd., Class A	6,133	226,564
Fortis, Inc.	10,188	299,305
TransAlta Corp.	24,091	294,310

		820,179

		52,155,502

Denmark 0.9%

Banks 0.1%
Danske Bank A/S	30,560	864,641

Capital Goods 0.1%
FLSmidth & Co. A/S	3,873	207,351
Vestas Wind Systems A/S *	13,458	597,684

		805,035

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	5,161	516,267

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	39,550	1,795,016

Telecommunication Services 0.1%
TDC A/S	70,023	657,279

Transportation 0.3%
AP Moeller - Maersk A/S, Series A	445	1,010,981
AP Moeller - Maersk A/S, Series B	735	1,754,634
DSV A/S	8,170	272,871

		3,038,486

		7,676,724

Finland 1.3%

Capital Goods 0.1%
Kone Oyj, Class B	7,133	305,759
Metso Oyj	12,441	500,747
Wartsila Oyj Abp	7,190	401,382

		1,207,888

Energy 0.1%
Neste Oil Oyj	17,697	363,368

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	16,298	667,120

Insurance 0.1%
Sampo Oyj, A Shares (c)	13,495	670,696

Materials 0.2%
Stora Enso Oyj, R Shares	64,471	658,353
UPM-Kymmene Oyj	66,729	1,168,678

		1,827,031

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	8,519	260,023

Technology Hardware & Equipment 0.6%
Nokia Oyj *	632,078	4,732,728

Telecommunication Services 0.0%
Elisa Oyj	9,839	293,887

Utilities 0.1%
Fortum Oyj	29,194	659,553

		10,682,294

France 11.7%

Automobiles & Components 0.5%
Peugeot S.A. *	105,959	1,874,727
Renault S.A.	17,250	1,686,530
Valeo S.A.	4,736	650,391

		4,211,648

Banks 1.0%
BNP Paribas S.A.	63,868	4,799,326
Credit Agricole S.A. *	80,252	1,266,252
Societe Generale S.A.	43,140	2,686,638

		8,752,216

Capital Goods 1.8%
Airbus Group N.V.	10,673	733,663
Alstom S.A.	18,594	768,378
Bouygues S.A. (c)	33,535	1,510,447
Compagnie de Saint-Gobain	61,846	3,789,023
Eiffage S.A.	7,696	581,756
Legrand S.A.	8,937	577,474
Nexans S.A.	4,893	275,484
Rexel S.A.	14,749	372,409
Safran S.A.	7,232	486,729
Schneider Electric S.A.	25,464	2,390,329
Thales S.A.	4,399	280,107

20 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vallourec S.A.	13,656	807,008
Vinci S.A. (c)	37,737	2,849,382

		15,422,189

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	2,457	505,542
Kering	3,824	845,759
LVMH Moet Hennessy Louis Vuitton S.A.	8,220	1,619,293

		2,970,594

Consumer Services 0.1%
Accor S.A.	15,242	746,242
Sodexo	4,234	456,488

		1,202,730

Diversified Financials 0.0%
Wendel S.A.	1,358	204,712

Energy 2.3%
CGG S.A. *	14,820	256,413
Technip S.A.	4,276	481,300
Total S.A.	267,352	19,127,473

		19,865,186

Food & Staples Retailing 0.5%
Carrefour S.A.	84,569	3,296,588
Casino Guichard Perrachon S.A.	6,376	812,450
Rallye S.A.	7,189	365,656

		4,474,694

Food, Beverage & Tobacco 0.3%
Danone S.A.	22,945	1,694,236
Pernod-Ricard S.A.	6,619	794,336

		2,488,572

Health Care Equipment & Services 0.1%
Essilor International S.A.	4,335	464,224

Household & Personal Products 0.1%
L’Oreal S.A.	5,984	1,031,313

Insurance 0.5%
AXA S.A.	124,494	3,248,797
CNP Assurances	10,437	240,777
SCOR SE	8,962	327,944

		3,817,518

Materials 0.4%
Air Liquide S.A.	12,292	1,758,585
Arkema S.A.	3,873	432,584
Lafarge S.A.	16,288	1,490,333

		3,681,502

Media 0.1%
Eutelsat Communications S.A.	6,683	229,885
Publicis Groupe S.A.	3,969	339,545
Solocal Group *	80,923	184,759

		754,189

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	59,085	6,376,444

Software & Services 0.1%
AtoS	2,163	186,866
Cap Gemini S.A.	10,627	750,836

		937,702

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	146,399	580,578

Telecommunication Services 1.5%
Orange S.A.	552,437	8,950,182
Vivendi S.A.	151,219	4,062,763

		13,012,945

Transportation 0.1%
Air France-KLM *	74,812	1,076,248

Utilities 1.0%
Electricite de France	29,508	1,133,134
GDF Suez (c)	180,020	4,537,121
Suez Environnement Co.	34,153	671,090
Veolia Environnement S.A. (c)	96,327	1,797,066

		8,138,411

		99,463,615

Germany 8.9%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	20,043	2,519,504
Continental AG	4,004	942,159
Daimler AG - Reg’d	73,177	6,812,715
Volkswagen AG	1,519	407,318

		10,681,696

Banks 0.1%
Commerzbank AG *	34,391	613,232

Capital Goods 0.9%
Brenntag AG	2,532	458,673
GEA Group AG	7,303	327,089
Hochtief AG	2,661	248,100
Kloeckner & Co. SE *	19,174	290,603
MAN SE	2,171	278,389
MTU Aero Engines AG	1,826	172,167
Rheinmetall AG	3,543	236,033
Siemens AG - Reg’d	45,683	6,026,512

		8,037,566

Commercial & Professional Supplies 0.0%
Bilfinger SE	3,077	366,856

Consumer Durables & Apparel 0.1%
adidas AG	8,198	876,380

Consumer Services 0.0%
TUI AG	21,740	361,996

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	57,956	2,552,699
Deutsche Boerse AG	7,678	563,050

		3,115,749

Food & Staples Retailing 0.1%
Metro AG *	29,450	1,179,877

Health Care Equipment & Services 0.2%
Celesio AG	15,313	532,193
Fresenius Medical Care AG & Co. KGaA	7,770	535,334
Fresenius SE & Co. KGaA	5,590	850,534

		1,918,061

Household & Personal Products 0.1%
Beiersdorf AG	2,782	279,270

See financial notes 21

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Henkel AG & Co. KGaA	3,544	364,388

		643,658

Insurance 0.9%
Allianz SE - Reg’d	26,886	4,678,966
Hannover Rueck SE	3,325	309,830
Muenchener Rueckversicherungs AG - Reg’d (c)	9,935	2,296,564

		7,285,360

Materials 1.6%
Aurubis AG	5,759	307,672
BASF SE	63,614	7,379,587
HeidelbergCement AG	10,749	933,960
K&S AG - Reg’d	16,578	580,895
LANXESS AG	6,391	486,684
Linde AG	6,722	1,396,057
Salzgitter AG	10,017	425,480
ThyssenKrupp AG *	62,123	1,773,125

		13,283,460

Media 0.0%
Kabel Deutschland Holding AG	1,519	205,723

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	31,374	4,362,293
Merck KGaA	1,571	265,568

		4,627,861

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	38,449	447,057

Software & Services 0.2%
SAP AG	18,940	1,530,864

Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	396,393	6,659,822
Freenet AG	7,797	270,034

		6,929,856

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d	33,650	845,046
Deutsche Post AG - Reg’d	64,336	2,427,587

		3,272,633

Utilities 1.2%
E.ON SE	338,535	6,484,586
RWE AG	89,441	3,413,165

		9,897,751

		75,275,636

Hong Kong 0.9%

Banks 0.1%
Hang Seng Bank Ltd.	26,500	432,640

Capital Goods 0.3%
Hutchison Whampoa Ltd.	91,000	1,248,474
Jardine Matheson Holdings Ltd.	9,600	599,360
Jardine Strategic Holdings Ltd.	6,500	232,550
Noble Group Ltd.	640,879	659,900

		2,740,284

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	312,000	454,140

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	11,800	212,203

Insurance 0.1%
AIA Group Ltd.	139,200	677,012

Real Estate 0.1%
Cheung Kong (Holdings) Ltd.	28,000	478,166
Sun Hung Kai Properties Ltd.	16,000	201,889
Swire Pacific Ltd., Class A	33,000	381,133
The Link REIT	37,500	186,703
Wharf Holdings Ltd.	29,000	203,583

		1,451,474

Retailing 0.1%
Esprit Holdings Ltd.	305,584	508,772

Telecommunication Services 0.0%
PCCW Ltd.	365,000	194,907

Utilities 0.1%
CLP Holdings Ltd.	85,000	679,527
Hong Kong & China Gas Co., Ltd.	95,214	219,698
Power Assets Holdings Ltd.	28,000	242,042

		1,141,267

		7,812,699

Ireland 0.7%

Banks 0.1%
Bank of Ireland *	1,373,644	536,341

Capital Goods 0.0%
DCC plc	6,462	330,913

Commercial & Professional Supplies 0.1%
Experian plc	25,671	493,576

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	4,068	321,129

Materials 0.3%
CRH plc	68,799	2,002,984
Smurfit Kappa Group plc	17,033	379,456

		2,382,440

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	7,678	439,120

Technology Hardware & Equipment 0.1%
Seagate Technology plc	18,364	965,579

		5,469,098

Israel 0.3%

Banks 0.0%
Bank Leumi Le-Israel B.M. *	65,973	258,137

Materials 0.0%
Israel Chemicals Ltd.	32,147	285,313

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	37,689	1,847,513

22 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	249,141	451,500

		2,842,463

Italy 4.9%

Automobiles & Components 0.2%
Fiat S.p.A. *	145,178	1,752,695
Pirelli & C. S.p.A	16,232	273,284

		2,025,979

Banks 1.5%
Banca Monte dei Paschi di Siena S.p.A. *	2,932,747	980,185
Banca Popolare dell’Emilia Romagna SC *(c)	28,405	327,421
Banca Popolare Di Milano Scarl *	277,034	280,165
Banco Popolare SC *	28,283	584,508
Intesa Sanpaolo S.p.A.	1,328,656	4,546,699
Intesa Sanpaolo S.p.A. - RSP	82,866	241,454
UniCredit S.p.A.	568,807	5,096,308
Unione di Banche Italiane S.C.P.A.	84,143	803,187

		12,859,927

Capital Goods 0.2%
CNH Industrial N.V.	51,053	596,359
Finmeccanica S.p.A. *	78,246	724,122
Prysmian S.p.A.	11,500	299,514

		1,619,995

Diversified Financials 0.1%
Exor S.p.A.	8,992	410,988
Mediobanca S.p.A. *	39,407	437,381

		848,369

Energy 1.1%
Eni S.p.A.	350,949	9,089,339
Saipem S.p.A.	21,114	566,339

		9,655,678

Insurance 0.2%
Assicurazioni Generali S.p.A.	60,998	1,426,212

Materials 0.0%
Italcementi S.p.A. (c)	29,368	356,795

Media 0.1%
Mediaset S.p.A. *	103,408	572,277

Telecommunication Services 0.6%
Telecom Italia S.p.A. *	2,651,114	3,406,756
Telecom Italia S.p.A. - RSP	1,578,060	1,568,550

		4,975,306

Transportation 0.1%
Atlantia S.p.A.	17,939	467,292

Utilities 0.8%
A2A S.p.A.	178,901	218,921
Enel S.p.A.	1,040,084	5,890,963
Snam S.p.A.	72,970	438,910
Terna - Rete Elettrica Nationale S.p.A.	53,008	287,181

		6,835,975

		41,643,805

Japan 17.3%

Automobiles & Components 2.1%
Aisin Seiki Co., Ltd.	18,000	636,109
Bridgestone Corp.	39,300	1,407,156
Daihatsu Motor Co., Ltd.	15,100	250,115
Denso Corp.	24,900	1,134,264
Fuji Heavy Industries Ltd.	16,500	433,862
Honda Motor Co., Ltd.	103,600	3,437,931
Isuzu Motors Ltd.	56,000	325,223
Mazda Motor Corp.	121,000	541,020
NHK Spring Co., Ltd.	17,000	153,882
Nissan Motors Co., Ltd.	211,000	1,820,634
Stanley Electric Co., Ltd.	9,300	206,125
Suzuki Motor Corp.	31,000	799,802
Toyota Industries Corp.	10,300	474,809
Toyota Motor Corp.	112,500	6,078,167
Yamaha Motor Co., Ltd.	22,500	347,328

		18,046,427

Banks 0.8%
Mitsubishi UFJ Financial Group, Inc.	489,734	2,605,137
Mizuho Financial Group, Inc.	800,416	1,567,700
Resona Holdings, Inc.	82,358	421,097
Sumitomo Mitsui Financial Group, Inc.	51,910	2,052,018
Sumitomo Mitsui Trust Holdings, Inc.	59,000	243,121
The Bank of Yokohama Ltd.	44,000	221,148

		7,110,221

Capital Goods 2.6%
Asahi Glass Co., Ltd.	134,000	759,697
Daikin Industries Ltd.	10,100	584,226
Fanuc Corp.	4,300	775,874
Fujikura Ltd.	47,000	202,381
Furukawa Electric Co., Ltd.	110,000	247,661
Hanwa Co., Ltd.	49,000	191,651
IHI Corp.	63,000	251,196
ITOCHU Corp.	90,500	1,014,486
JGC Corp.	8,000	259,051
JTEKT Corp.	17,900	261,170
Kajima Corp.	70,000	266,525
Kawasaki Heavy Industries Ltd.	79,000	293,213
Komatsu Ltd.	50,800	1,118,427
Kubota Corp.	34,000	438,210
LIXIL Group Corp.	17,100	453,149
Makita Corp.	5,600	297,855
Marubeni Corp.	118,000	788,525
Mitsubishi Corp.	118,600	2,123,806
Mitsubishi Electric Corp.	119,000	1,355,033
Mitsubishi Heavy Industries Ltd.	173,000	910,835
Mitsui & Co., Ltd.	139,900	1,984,114
Mitsui Engineering & Shipbuilding Co., Ltd.	88,000	170,740
Nagase & Co., Ltd.	14,200	173,994
Nidec Corp.	7,800	440,977
Nippon Sheet Glass Co., Ltd. *	185,000	237,288
NSK Ltd.	25,000	262,818
Obayashi Corp.	41,000	264,733
Shimizu Corp.	63,000	357,124
SMC Corp.	1,600	380,889

See financial notes 23

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sojitz Corp.	362,700	571,912
Sumitomo Corp.	94,200	1,222,762
Sumitomo Electric Industries Ltd.	72,500	1,003,485
Sumitomo Heavy Industries Ltd.	67,000	285,078
Taisei Corp.	72,000	333,789
Toshiba Corp.	324,000	1,269,063
Toyota Tsusho Corp.	28,700	755,935

		22,307,672

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	84,000	756,618
Secom Co., Ltd.	10,200	585,614
Toppan Printing Co., Ltd.	77,000	528,824

		1,871,056

Consumer Durables & Apparel 0.8%
Namco Bandai Holdings, Inc.	14,900	321,916
Nikon Corp.	20,500	321,409
Panasonic Corp.	245,750	2,678,689
Sega Sammy Holdings, Inc.	8,500	171,336
Sekisui Chemical Co., Ltd.	34,000	344,563
Sekisui House Ltd.	43,900	526,958
Sharp Corp. *(c)	246,000	616,665
Shimano, Inc.	2,200	219,916
Sony Corp.	95,800	1,681,825
Yamaha Corp.	14,300	191,601

		7,074,878

Consumer Services 0.1%
Benesse Holdings, Inc.	6,000	228,289
Oriental Land Co., Ltd.	1,400	209,739

		438,028

Diversified Financials 0.1%
Credit Saison Co., Ltd.	8,300	176,817
Nomura Holdings, Inc.	37,100	214,841
ORIX Corp.	36,100	523,083

		914,741

Energy 0.7%
Cosmo Oil Co., Ltd.	187,000	349,825
Idemitsu Kosan Co., Ltd.	30,700	678,885
Inpex Corp.	84,300	1,229,381
JX Holdings, Inc.	546,300	2,838,465
Showa Shell Sekiyu K.K.	26,900	272,885
TonenGeneral Sekiyu K.K.	45,000	425,062

		5,794,503

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	96,700	1,116,848
Lawson, Inc.	3,100	215,300
Seven & i Holdings Co., Ltd.	62,100	2,450,233
Uny Group Holdings Co., Ltd.	38,800	250,398

		4,032,779

Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc.	40,000	588,713
Asahi Group Holdings Ltd.	22,500	621,737
Coca-Cola West Co., Ltd.	8,900	154,897
Japan Tobacco, Inc.	35,100	1,153,686
Kirin Holdings Co., Ltd.	65,000	900,251
MEIJI Holdings Co., Ltd.	6,800	417,294
Nippon Meat Packers, Inc.	20,000	346,628
Nisshin Seifun Group, Inc.	17,100	198,951
Toyo Suisan Kaisha Ltd.	6,000	192,188
Yamazaki Baking Co., Ltd.	19,000	232,148

		4,806,493

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	6,300	392,218
Medipal Holdings Corp.	27,500	386,800
Olympus Corp. *	6,900	210,757
Suzuken Co., Ltd.	9,500	342,429
Terumo Corp.	10,000	198,456

		1,530,660

Household & Personal Products 0.2%
Kao Corp.	30,000	1,129,422
Shiseido Co., Ltd.	24,600	439,501

		1,568,923

Insurance 0.3%
MS&AD Insurance Group Holdings	16,290	365,420
NKSJ Holdings, Inc.	17,600	439,099
T&D Holdings, Inc.	18,450	220,225
The Dai-ichi Life Insurance Co., Ltd.	28,600	396,303
Tokio Marine Holdings, Inc.	25,200	742,541

		2,163,588

Materials 1.4%
Asahi Kasei Corp.	104,000	707,075
Denki Kagaku Kogyo K.K.	51,000	169,143
DIC Corp.	85,000	225,575
JFE Holdings, Inc.	69,600	1,286,295
JSR Corp.	14,000	229,416
Kaneka Corp.	36,000	211,151
Kobe Steel Ltd.	370,000	485,684
Kuraray Co., Ltd.	24,500	275,472
Mitsubishi Chemical Holdings Corp.	161,400	645,927
Mitsubishi Materials Corp.	96,000	278,451
Mitsui Chemicals, Inc.	165,000	402,068
Mitsui Mining & Smelting Co., Ltd.	65,000	161,177
Nippon Steel & Sumitomo Metal Corp.	593,000	1,555,817
Nitto Denko Corp.	9,000	389,665
Oji Holdings Corp.	99,000	415,948
Shin-Etsu Chemical Co., Ltd.	20,000	1,173,241
Showa Denko K.K.	207,000	275,818
Sumitomo Chemical Co., Ltd.	163,000	611,518
Sumitomo Metal Mining Co., Ltd.	41,000	619,285
Taiheiyo Cement Corp.	58,000	203,458
Teijin Ltd.	167,000	410,495
Toray Industries, Inc.	92,000	600,463
Tosoh Corp.	52,000	198,427
Toyo Seikan Group Holdings Ltd.	19,300	287,027
Ube Industries Ltd.	134,000	227,025

		12,045,621

Media 0.1%
Dentsu, Inc.	16,001	656,244
Hakuhodo DY Holdings, Inc.	41,400	321,146

		977,390

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	97,500	1,087,075
Daiichi Sankyo Co., Ltd.	44,200	741,424

24 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eisai Co., Ltd.	14,300	552,253
Ono Pharmaceutical Co., Ltd.	3,000	237,941
Otsuka Holdings Co., Ltd.	22,900	659,698
Shionogi & Co., Ltd.	13,000	227,869
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	243,235
Takeda Pharmaceutical Co., Ltd.	42,800	1,925,149

		5,674,644

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	4,500	457,924
Daiwa House Industry Co., Ltd.	27,000	456,184
Mitsubishi Estate Co., Ltd.	21,000	476,499
Mitsui Fudosan Co., Ltd.	21,000	621,636
Sumitomo Realty & Development Co., Ltd.	7,500	290,995

		2,303,238

Retailing 0.3%
Edion Corp.	47,500	276,803
Fast Retailing Co., Ltd.	800	248,591
Isetan Mitsukoshi Holdings Ltd.	27,400	340,967
J. Front Retailing Co., Ltd.	42,000	266,975
K’s Holdings Corp.	8,200	237,967
Shimamura Co., Ltd.	2,700	251,527
Takashimaya Co., Ltd.	28,000	265,278
Yamada Denki Co., Ltd.	258,600	955,390

		2,843,498

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	9,500	454,308
Tokyo Electron Ltd.	10,300	585,821

		1,040,129

Software & Services 0.5%
Fujitsu Ltd.	339,000	1,993,397
Konami Corp.	7,700	175,595
Nintendo Co., Ltd.	13,630	1,430,610
NTT Data Corp.	11,700	452,036

		4,051,638

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	22,200	310,522
Canon, Inc.	105,300	3,299,570
FUJIFILM Holdings Corp.	57,200	1,477,595
Hitachi Ltd.	400,000	2,851,575
Hoya Corp.	25,300	748,306
Ibiden Co., Ltd.	13,300	240,067
Keyence Corp.	573	221,041
Konica Minolta, Inc.	59,400	553,497
Kyocera Corp.	20,100	945,301
Murata Manufacturing Co., Ltd.	6,900	575,210
NEC Corp.	435,000	1,223,653
Nippon Electric Glass Co., Ltd.	71,000	347,326
Omron Corp.	9,700	343,519
Ricoh Co., Ltd.	68,000	783,569
Seiko Epson Corp.	19,400	529,426
TDK Corp.	12,700	541,547

		14,991,724

Telecommunication Services 1.1%
KDDI Corp.	40,900	2,181,265
Nippon Telegraph & Telephone Corp.	64,904	3,601,701
NTT DOCOMO, Inc.	126,300	2,014,553
SoftBank Corp.	22,000	1,638,516

		9,436,035

Transportation 0.9%
ANA Holdings, Inc. (c)	89,000	194,354
Central Japan Railway Co.	9,000	1,105,432
East Japan Railway Co.	20,718	1,511,694
Hankyu Hanshin Holdings, Inc.	60,000	328,834
Kawasaki Kisen Kaisha Ltd.	134,000	269,065
Kintetsu Corp.	59,000	207,342
Mitsui O.S.K. Lines Ltd.	178,000	593,820
Nagoya Railroad Co., Ltd.	63,000	199,893
Nippon Express Co., Ltd.	117,000	553,096
Nippon Yusen K.K.	251,000	680,341
Seino Holdings Co., Ltd.	25,000	247,093
Tobu Railway Co., Ltd.	44,000	215,203
Tokyu Corp.	53,000	333,806
West Japan Railway Co.	15,863	643,291
Yamato Holdings Co., Ltd.	29,500	607,056

		7,690,320

Utilities 0.9%
Chubu Electric Power Co., Inc. *	97,900	1,115,137
Electric Power Development Co., Ltd.	9,400	249,271
Hokkaido Electric Power Co., Inc. *	24,500	149,878
Hokuriku Electric Power Co.	23,700	294,325
Kyushu Electric Power Co., Inc. *	53,300	537,774
Osaka Gas Co., Ltd.	157,000	591,780
Shikoku Electric Power Co., Inc. *	19,300	225,908
The Chugoku Electric Power Co., Inc.	30,100	394,398
The Kansai Electric Power Co., Inc. *	106,100	889,664
Toho Gas Co., Ltd.	36,000	176,636
Tohoku Electric Power Co., Inc.	60,900	579,571
Tokyo Electric Power Co., Inc. *	397,200	1,502,309
Tokyo Gas Co., Ltd.	180,000	943,094

		7,649,745

		146,363,951

Luxembourg 0.6%

Energy 0.1%
Tenaris S.A.	20,618	455,778

Materials 0.4%
APERAM *	13,638	354,841
ArcelorMittal	227,568	3,700,537

		4,055,378

Media 0.1%
SES S.A.	12,838	483,474

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	3,623	359,093

		5,353,723

Netherlands 6.0%

Capital Goods 0.3%
Koninklijke BAM Groep N.V.	40,421	219,172

See financial notes 25

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Koninklijke Philips N.V.	61,456	1,967,400
Royal Imtech N.V. *(c)	52,275	101,917

		2,288,489

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	8,460	494,399

Diversified Financials 0.4%
ING Groep N.V. CVA *	209,587	2,996,016
SNS Reaal N.V. *(a)(b)(c)	124,822	—

		2,996,016

Energy 3.5%
Fugro N.V. CVA	5,337	353,654
Royal Dutch Shell plc, A Shares	437,864	17,320,923
Royal Dutch Shell plc, B Shares	292,122	12,403,789

		30,078,366

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	121,113	2,341,344

Food, Beverage & Tobacco 0.5%
Corbion N.V.	8,359	193,867
Heineken Holding N.V.	6,322	404,049
Heineken N.V.	8,947	621,436
Nutreco N.V.	4,962	230,997
Unilever N.V. CVA	63,748	2,733,585

		4,183,934

Insurance 0.2%
Aegon N.V.	125,115	1,146,855
Delta Lloyd N.V.	17,142	451,143

		1,597,998

Materials 0.3%
Akzo Nobel N.V.	22,674	1,747,305
Koninklijke DSM N.V.	11,726	842,018

		2,589,323

Media 0.1%
Reed Elsevier N.V.	13,443	274,383
Wolters Kluwer N.V.	14,373	400,660

		675,043

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	3,543	289,159

Software & Services 0.0%
Gemalto N.V.	1,985	221,934

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V. *	544,422	1,934,259

Transportation 0.1%
PostNL N.V. *	172,237	757,036
TNT Express N.V.	38,348	345,575

		1,102,611

		50,792,875

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	44,873	381,570

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	245,737	587,056

		968,626

Norway 1.0%

Banks 0.1%
DNB A.S.A.	37,171	658,875

Energy 0.6%
Aker Solutions A.S.A.	11,922	191,020
Petroleum Geo-Services A.S.A.	17,111	206,593
Statoil A.S.A. (c)	135,531	4,131,716

		4,529,329

Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	20,750	254,499
Orkla A.S.A.	68,984	570,538

		825,037

Materials 0.1%
Norsk Hydro A.S.A.	98,920	530,527
Yara International A.S.A.	12,728	601,671

		1,132,198

Telecommunication Services 0.1%
Telenor A.S.A.	41,081	965,281

		8,110,720

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	1,577,988	479,542
Banco Espirito Santo, S.A. - Reg’d *	136,913	242,683

		722,225

Energy 0.0%
Galp Energia, SGPS, S.A.	15,405	267,000

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d (c)	172,754	717,736

Utilities 0.1%
EDP - Energias de Portugal S.A.	228,227	1,108,649

		2,815,610

Singapore 0.7%

Banks 0.2%
DBS Group Holdings Ltd.	50,056	678,117
Oversea-Chinese Banking Corp., Ltd.	66,897	515,921
United Overseas Bank Ltd.	36,952	643,154

		1,837,192

Capital Goods 0.1%
Keppel Corp., Ltd.	55,300	465,296
Sembcorp Industries Ltd.	54,000	231,829

		697,125

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	131,166	356,485

Media 0.0%
Singapore Press Holdings Ltd. (c)	70,000	234,079

26 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	6,000	224,976

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	72,615	652,809
Venture Corp., Ltd.	36,000	220,505

		873,314

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	311,486	954,118

Transportation 0.1%
ComfortDelGro Corp., Ltd.	129,000	218,761
Singapore Airlines Ltd.	55,270	458,212

		676,973

		5,854,262

Spain 4.6%

Banks 2.2%
Banco Bilbao Vizcaya Argentaria S.A.	392,327	4,832,580
Banco de Sabadell S.A.	186,883	635,829
Banco Popular Espanol S.A.	117,751	867,698
Banco Santander S.A. (c)	1,148,681	11,424,399
Bankia S.A. *	213,971	437,061

		18,197,567

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	19,105	820,070
Ferrovial S.A.	20,766	461,593
Fomento de Construcciones y Contratas S.A. *	14,713	324,553

		1,606,216

Energy 0.4%
Repsol S.A.	122,406	3,295,715

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	25,918	231,849

Retailing 0.1%
Inditex S.A.	4,712	707,964

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	8,031	334,013

Telecommunication Services 1.1%
Telefonica S.A.	575,622	9,660,152

Transportation 0.0%
Abertis Infraestructuras S.A.	17,037	383,495

Utilities 0.6%
Acciona S.A.	4,612	375,167
Enagas S.A.	8,058	248,257
Endesa S.A.	12,040	456,558
Gas Natural SDG S.A.	23,351	669,591
Iberdrola S.A.	403,644	2,819,669
Red Electrica Corp. S.A.	4,142	340,953

		4,910,195

		39,327,166

Sweden 2.3%

Automobiles & Components 0.1%
Autoliv, Inc.	4,972	507,045

Banks 0.4%
Nordea Bank AB	89,354	1,294,793
Skandinaviska Enskilda Banken AB, A Shares	56,040	774,076
Svenska Handelsbanken AB, A Shares	18,750	943,124
Swedbank AB, A Shares	22,612	605,140

		3,617,133

Capital Goods 0.8%
Alfa Laval AB (c)	11,196	298,299
Assa Abloy AB, B Shares	8,506	451,452
Atlas Copco AB, A Shares (c)	24,773	720,468
Atlas Copco AB, B Shares	11,539	314,730
NCC AB, B Shares	7,554	264,658
Sandvik AB	66,778	949,044
Scania AB, B Shares	15,635	476,341
Skanska AB, B Shares	32,958	756,692
SKF AB, B Shares	21,593	560,729
Trelleborg AB, B Shares	10,751	230,034
Volvo AB, A Shares	16,418	264,331
Volvo AB, B Shares	84,396	1,336,338

		6,623,116

Commercial & Professional Supplies 0.1%
Securitas AB, B Shares	32,271	390,113

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	21,350	593,440
Husqvarna AB, B Shares	41,470	346,257

		939,697

Food, Beverage & Tobacco 0.0%
Swedish Match AB	9,322	319,808

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	6,970	204,282

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	34,404	967,201

Materials 0.1%
Boliden AB	27,486	419,774
SSAB AB, A Shares *	41,133	359,124
SSAB AB, B Shares *(c)	12,558	95,006

		873,904

Retailing 0.2%
Hennes & Mauritz AB, B Shares (c)	30,670	1,255,412

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	157,465	1,898,785

Telecommunication Services 0.2%
Tele2 AB, B Shares	52,005	664,577
TeliaSonera AB	154,220	1,122,576

		1,787,153

		19,383,649

See financial notes 27

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 5.7%

Capital Goods 0.5%
Wolseley plc	19,309	1,118,847
ABB Ltd. - Reg’d *	99,857	2,404,165
Geberit AG - Reg’d	936	312,615
Schindler Holding AG	1,428	221,240
Schindler Holding AG - Reg’d	386	58,919

		4,115,786

Commercial & Professional Supplies 0.3%
Adecco S.A. - Reg’d *	11,681	980,644
SGS S.A. - Reg’d	150	374,715
Tyco International Ltd.	36,707	1,501,316

		2,856,675

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A.	9,289	945,063
The Swatch Group AG - Bearer Shares	612	393,540
The Swatch Group AG - Reg’d	1,077	129,951

		1,468,554

Diversified Financials 0.3%
Credit Suisse Group AG - Reg’d *	51,902	1,645,430
GAM Holding AG *	10,327	188,087
UBS AG - Reg’d *	10,381	217,107

		2,050,624

Energy 0.3%
Noble Corp., plc	13,166	405,645
Transocean Ltd.	24,679	1,054,259
Weatherford International Ltd. *	41,093	862,953

		2,322,857

Food, Beverage & Tobacco 1.2%
Aryzta AG *	2,627	242,828
Lindt & Spruengli AG	18	87,536
Lindt & Spruengli AG - Reg’d	2	116,646
Nestle S.A. - Reg’d	124,406	9,614,626

		10,061,636

Insurance 0.6%
Baloise Holding AG - Reg’d	2,130	259,378
Swiss Life Holding AG - Reg’d *	1,473	362,911
Swiss Re AG *	14,621	1,278,476
Zurich Insurance Group AG *	9,459	2,712,450

		4,613,215

Materials 0.6%
Clariant AG - Reg’d *	14,239	280,792
Givaudan S.A. - Reg’d *	205	323,526
Glencore Xstrata plc	394,231	2,127,177
Holcim Ltd. - Reg’d *	14,877	1,364,465
Sika AG	73	295,372
Syngenta AG - Reg’d	2,622	1,038,290

		5,429,622

Media 0.0%
Informa plc	28,060	229,147

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Lonza Group AG - Reg’d *	2,426	253,906
Novartis AG - Reg’d	78,095	6,788,993
Roche Holding AG	17,003	4,987,764
Roche Holding AG - Bearer Shares	577	168,437

		12,199,100

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	60,521	577,611

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	18,455	1,088,476

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,203	731,880

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	2,565	350,740

		48,095,923

United Kingdom 16.9%

Automobiles & Components 0.0%
GKN plc	60,718	394,728

Banks 2.2%
Barclays plc	971,217	4,147,138
HSBC Holdings plc	1,022,495	10,447,456
Lloyds Banking Group plc *	1,556,335	1,984,658
Royal Bank of Scotland Group plc *	139,738	707,975
Standard Chartered plc	75,589	1,637,049

		18,924,276

Capital Goods 0.7%
BAE Systems plc	227,365	1,538,231
Balfour Beatty plc	82,365	391,157
Bunzl plc	13,851	394,639
Carillion plc	41,935	262,320
Cobham plc	49,492	258,193
Foster Wheeler AG *	10,108	346,502
IMI plc	10,963	278,050
Meggitt plc	28,238	227,771
Rolls-Royce Holdings plc *	57,684	1,024,611
SIG plc	61,602	199,646
Smiths Group plc	17,665	398,764
The Weir Group plc	4,851	220,658
Travis Perkins plc	12,249	353,633
Vesuvius plc	29,568	208,560

		6,102,735

Commercial & Professional Supplies 0.2%
Aggreko plc	8,021	214,075
Capita plc	16,393	300,605
G4S plc	106,808	426,428
Hays plc	120,952	308,573
Serco Group plc	29,003	166,542

		1,416,223

Consumer Durables & Apparel 0.1%
Barratt Developments plc	51,343	321,107
Burberry Group plc	11,195	281,154
Persimmon plc *	13,464	298,793
Taylor Wimpey plc	148,770	264,579

		1,165,633

Consumer Services 0.4%
Carnival plc	14,043	561,422
Compass Group plc	82,617	1,316,002

28 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
InterContinental Hotels Group plc	7,461	254,991
Ladbrokes plc	53,998	140,026
Thomas Cook Group plc *	158,689	469,100
TUI Travel plc	57,396	415,159
Whitbread plc	5,922	408,476
William Hill plc	29,384	176,070

		3,741,246

Diversified Financials 0.1%
ICAP plc	29,096	203,814
Man Group plc	369,700	616,974

		820,788

Energy 2.9%
AMEC plc	18,466	385,666
BG Group plc	141,910	2,870,741
BP plc	2,421,967	20,448,938
Ensco plc, Class A	5,764	290,794
John Wood Group plc	19,764	262,065
Tullow Oil plc	14,890	221,493

		24,479,697

Food & Staples Retailing 0.8%
J. Sainsbury plc	204,867	1,162,170
Tesco plc	812,058	4,022,874
WM Morrison Supermarkets plc	380,946	1,293,185

		6,478,229

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	14,006	703,248
British American Tobacco plc	72,547	4,189,221
Diageo plc	61,900	1,896,603
Imperial Tobacco Group plc	45,306	1,957,870
SABMiller plc	21,969	1,196,233
Tate & Lyle plc	27,565	326,773
Unilever plc	46,160	2,064,878

		12,334,826

Health Care Equipment & Services 0.1%
Smith & Nephew plc	35,539	554,165

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	17,847	1,440,716

Insurance 0.8%
Amlin plc	27,875	210,754
Aviva plc	230,982	2,058,463
Legal & General Group plc	145,774	521,833
Old Mutual plc	229,747	776,564
Prudential plc	48,895	1,124,052
Resolution Ltd.	100,046	504,717
RSA Insurance Group plc	319,956	530,220
Standard Life plc	72,619	469,481
Willis Group Holdings plc	6,090	249,629

		6,445,713

Materials 1.6%
Anglo American plc	168,882	4,514,739
Antofagasta plc	19,262	256,709
BHP Billiton plc	97,418	3,162,614
Johnson Matthey plc	14,388	795,943
Kazakhmys plc *	50,617	203,484
Mondi plc	24,737	411,226
Rexam plc	57,476	481,874
Rio Tinto plc	69,892	3,799,866
Vedanta Resources plc	14,699	235,378

		13,861,833

Media 0.3%
British Sky Broadcasting Group plc	33,638	499,791
ITV plc	73,591	226,373
Pearson plc	43,496	815,635
Reed Elsevier plc	22,759	335,641
WPP plc	40,864	881,093

		2,758,533

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AstraZeneca plc	103,317	8,155,285
GlaxoSmithKline plc	279,216	7,714,887

		15,870,172

Real Estate 0.1%
British Land Co., plc	22,299	260,518
Land Securities Group plc	22,765	408,954

		669,472

Retailing 0.5%
Dixons Retail plc *	330,574	251,427
Home Retail Group plc	244,300	844,132
Inchcape plc	41,655	452,507
Kingfisher plc	172,944	1,223,817
Marks & Spencer Group plc	144,783	1,082,443
Next plc	6,521	719,409

		4,573,735

Software & Services 0.0%
The Sage Group plc	46,180	333,118

Telecommunication Services 1.4%
BT Group plc	481,143	3,003,604
Cable & Wireless Communications plc	458,501	409,452
Inmarsat plc	18,948	233,144
Vodafone Group plc	2,087,463	7,925,277

		11,571,477

Transportation 0.1%
FirstGroup plc *	197,424	431,405
International Consolidated Airlines Group S.A. *	41,070	280,879
National Express Group plc	45,452	214,416

		926,700

Utilities 1.0%
Centrica plc	352,791	1,967,529
Drax Group plc	28,192	315,581
National Grid plc	194,309	2,761,762
Pennon Group plc	18,345	234,846
Severn Trent plc	12,485	388,920
SSE plc	72,079	1,858,665
United Utilities Group plc	48,487	652,199

		8,179,502

		143,043,517

Total Common Stock
(Cost $654,983,799)		826,627,338

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	3,039	299,570
Volkswagen AG	9,101	2,460,228

		2,759,798

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	5,594	624,012

Utilities 0.0%
RWE AG	7,498	216,336

		3,600,146

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc *(a)(b)	7,387,688	12,473

Total Preferred Stock
(Cost $2,226,152)		3,612,619

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *(a)(b)(c)	1,102,827	233,309

Total Rights
(Cost $228,127)		233,309

Warrants 0.0% of net assets

France 0.0%

Automobiles & Components 0.0%
Peugeot S.A. *(c)	105,959	202,716

Hong Kong 0.0%

Real Estate 0.0%
Sun Hung Kai Properties Ltd. *(b)	1,083	729

Total Warrants
(Cost $140,410)		203,445

Other Investment Company 0.0% of net assets

United States 0.0%
iShares MSCI EAFE ETF	100	6,832

Total Other Investment Company
(Cost $4,656)		6,832

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 1.5% of net assets

Time Deposits 1.2%
Bank of Tokyo Mitsubishi
US Dollar
0.03%, 05/01/14	9,796,278	9,796,278
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 05/01/14	5,449	703
Japanese Yen
0.01%, 05/01/14	1,036,534	10,139
Pound Sterling
0.07%, 05/01/14	336	567
Swiss Franc
0.00%, 05/01/14	31,463	35,750
Wells Fargo
Canadian Dollar
0.24%, 05/01/14	103,919	94,812
Euro
0.05%, 05/01/14	128,152	177,791

		10,116,040

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.05%, 06/19/14 (d)(e)	2,000,000	1,999,864

Total Short-Term Investments
(Cost $12,115,904)		12,115,904

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.0% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	25,081,669	25,081,669

Total Collateral Invested for Securities on Loan
(Cost $25,081,669)		25,081,669

End of Collateral Invested for Securities on Loan.

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/14, the tax basis cost of the fund’s investments was $686,731,653 unrealized appreciation and depreciation were $167,048,529 and ($10,980,735), respectively, with a net unrealized appreciation of $156,067,794.

At 04/30/14, the values of certain foreign securities held by the fund aggregating $765,673,707 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $246,511 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $20,332,688.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	115	11,064,725	424,212

See financial notes 31

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.0%		Common Stock	150,662,376	182,654,382
0.5%		Preferred Stock	597,623	947,632
0.0%		Rights	27,110	53,682
1.8%		Other Investment Company	3,251,972	3,381,300
0.7%		Short-Term Investments	1,236,416	1,236,416

100.0%		Total Investments	155,775,497	188,273,412
2.6%		Collateral Invested for Securities on Loan	4,909,704	4,909,704
(2	.6)%	Other Assets and Liabilities, Net		(4,969,219)

100.0%		Net Assets		188,213,897

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Australia 5.4%

Banks 0.2%
Bank of Queensland Ltd.	16,304	186,396
Bendigo & Adelaide Bank Ltd.	22,579	241,993

		428,389

Capital Goods 0.3%
Ausdrill Ltd.	67,032	58,156
Boart Longyear Ltd. *(a)	578,380	153,848
Bradken Ltd.	23,791	93,893
Cardno Ltd.	10,457	68,102
GWA Group Ltd.	37,743	94,698
Monadelphous Group Ltd. (a)	7,559	123,244

		591,941

Commercial & Professional Supplies 0.4%
ALS Ltd.	22,716	158,876
Programmed Maintenance Services Ltd.	32,257	85,412
Seek Ltd.	5,966	93,438
Skilled Group Ltd.	33,887	86,664
Transfield Services Ltd. *	199,691	178,818
Transpacific Industries Group Ltd. *	132,148	137,422

		740,630

Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	13,153	65,507

Consumer Services 0.2%
Aristocrat Leisure Ltd.	23,191	108,803
Echo Entertainment Group Ltd.	55,357	145,599
Flight Centre Travel Group Ltd.	1,915	96,045

		350,447

Diversified Financials 0.3%
ASX Ltd.	6,443	213,212
Challenger Ltd.	23,172	152,455
IOOF Holdings Ltd.	9,223	72,922
Perpetual Ltd.	2,958	129,491

		568,080

Energy 0.1%
AWE Ltd. *	77,092	112,620
Beach Energy Ltd.	78,230	125,196

		237,816

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd.	418,404	262,371
GrainCorp Ltd., Class A	13,328	109,922
Treasury Wine Estates Ltd.	55,721	198,441

		570,734

Health Care Equipment & Services 0.5%
Ansell Ltd.	9,301	156,639
Cochlear Ltd.	2,544	139,063
Primary Health Care Ltd.	35,937	157,071
Ramsay Health Care Ltd.	4,015	167,762
Sigma Pharmaceuticals Ltd.	420,324	283,668

		904,203

Insurance 0.1%
NIB Holdings Ltd.	42,031	107,601

Materials 0.6%
Adelaide Brighton Ltd.	39,318	143,315
Aquarius Platinum Ltd. *(a)	239,884	85,798
DuluxGroup Ltd.	11,731	62,658
Fortescue Metals Group Ltd.	36,831	174,208
Gunns Ltd. *(b)(c)	124,356	—
Iluka Resources Ltd.	23,747	197,285
Kagara Ltd. *(b)(c)	83,968	—
Mount Gibson Iron Ltd.	76,922	52,532
Nufarm Ltd.	32,038	123,939
OZ Minerals Ltd.	71,514	246,119

		1,085,854

Media 0.1%
Seven West Media Ltd.	48,885	84,940
Southern Cross Media Group Ltd.	43,533	52,132
Ten Network Holdings Ltd. *	345,487	87,026

		224,098

Real Estate 0.7%
Australand Property Group	20,246	80,689
CFS Retail Property Trust Group	102,614	192,115
Charter Hall Retail REIT	14,766	53,080
Dexus Property Group	319,112	337,597
Goodman Group	48,845	226,882
GPT Group	72,023	262,836
Investa Office Fund	27,030	84,152
Westfield Retail Trust	58,404	173,517

		1,410,868

32 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.7%
Automotive Holdings Group Ltd.	30,654	114,275
David Jones Ltd.	103,629	379,629
Harvey Norman Holdings Ltd.	52,600	160,979
JB Hi-Fi Ltd. (a)	9,731	174,866
Myer Holdings Ltd	100,271	207,726
Pacific Brands Ltd.	322,118	151,662
Premier Investments Ltd.	13,828	127,717

		1,316,854

Software & Services 0.2%
Computershare Ltd.	28,004	322,794

Transportation 0.3%
Aurizon Holdings Ltd.	68,185	329,212
Transurban Group (b)	37,340	252,188
Virgin Australia International Holdings (b)(c)	176,214	—

		581,400

Utilities 0.4%
APA Group	39,816	246,793
DUET Group	120,735	243,802
SP AusNet	128,616	167,606

		658,201

		10,165,417

Austria 0.7%

Banks 0.2%
Raiffeisen Bank International AG	8,383	264,991

Capital Goods 0.1%
Zumtobel AG	5,310	110,408

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	545	69,280

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,364	179,914

Materials 0.1%
Lenzing AG	1,075	68,604
RHI AG	2,243	78,514

		147,118

Real Estate 0.1%
IMMOFINANZ AG *	57,880	214,561

Transportation 0.1%
Oesterreichische Post AG	4,397	224,719

Utilities 0.0%
Verbund AG	3,595	69,701

		1,280,692

Belgium 1.3%

Capital Goods 0.1%
Cie d’Entreprises CFE	1,054	116,133

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	804	103,967
Gimv N.V.	1,456	75,487
Groupe Bruxelles Lambert S.A.	2,848	287,961
Sofina S.A.	630	75,621

		543,036

Materials 0.2%
Nyrstar NV *(a)	49,159	195,732
Tessenderlo Chemie N.V.	7,460	228,457

		424,189

Media 0.1%
Telenet Group Holding N.V.	4,127	241,878

Real Estate 0.1%
Befimmo S.C.A.	801	58,341
Cofinimmo	906	111,020

		169,361

Retailing 0.1%
S.A. D’Ieteren N.V.	4,918	227,522

Technology Hardware & Equipment 0.1%
Barco N.V.	1,370	102,101
EVS Broadcast Equipment S.A.	957	60,601

		162,702

Telecommunication Services 0.2%
Mobistar S.A.	15,868	309,662

Utilities 0.1%
Elia System Operator S.A./N.V.	3,457	183,363

		2,377,846

Canada 8.7%

Automobiles & Components 0.2%
Linamar Corp.	3,909	195,691
Martinrea International, Inc.	11,097	111,775

		307,466

Banks 0.2%
Canadian Western Bank	2,543	86,170
Genworth MI Canada, Inc.	4,828	169,369
Home Capital Group, Inc.	2,228	94,137
Laurentian Bank of Canada	2,259	97,034

		446,710

Capital Goods 0.6%
Aecon Group, Inc.	6,740	113,210
Bird Construction, Inc.	4,843	62,302
CAE, Inc.	15,065	198,887
MacDonald, Dettwiler & Associates Ltd.	2,471	191,629
Russel Metals, Inc.	9,859	290,090
Toromont Industries Ltd.	7,413	183,355
Wajax Corp.	3,178	102,787
WSP Global, Inc.	2,490	85,215

		1,227,475

Commercial & Professional Supplies 0.4%
Newalta Corp.	5,113	93,765
Progressive Waste Solutions Ltd.	9,124	222,096
Ritchie Bros. Auctioneers, Inc.	4,458	111,404
Stantec, Inc.	1,873	111,008
Transcontinental, Inc., Class A	14,055	204,789

		743,062

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	5,166	185,138

See financial notes 33

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gildan Activewear, Inc.	3,878	198,243
Lululemon Athletica, Inc. *(a)	1,009	46,343

		429,724

Consumer Services 0.0%
EnerCare, Inc.	6,871	69,584

Diversified Financials 0.3%
AGF Management Ltd., Class B	14,766	164,493
CI Financial Corp.	9,105	295,733
Dundee Corp., Class A *	5,840	85,252
GMP Capital, Inc.	9,803	74,324

		619,802

Energy 2.4%
Advantage Oil & Gas Ltd. *	34,177	216,403
AltaGas Ltd.	5,509	234,725
Calfrac Well Services Ltd.	2,225	77,039
Enerflex Ltd.	9,206	146,483
Ensign Energy Services, Inc.	12,777	201,089
Freehold Royalties Ltd.	3,019	68,475
Gibson Energy, Inc.	8,278	220,988
Gran Tierra Energy, Inc. *	8,597	61,102
Keyera Corp.	3,709	246,691
Lightstream Resources Ltd. (a)	43,514	261,628
Mullen Group Ltd.	8,079	219,067
NuVista Energy Ltd. *	7,445	74,311
Pacific Rubiales Energy Corp.	14,645	239,039
Parkland Fuel Corp.	8,212	152,095
Pason Systems, Inc.	2,867	79,624
Pembina Pipeline Corp.	8,755	344,033
Peyto Exploration & Development Corp.	4,239	156,287
Precision Drilling Corp.	28,849	375,073
Savanna Energy Services Corp.	7,950	64,482
ShawCor Ltd.	4,526	201,596
Trican Well Service Ltd.	13,588	194,637
Trinidad Drilling Ltd.	14,380	160,849
Veresen, Inc.	16,140	238,702
Vermilion Energy, Inc.	4,851	322,780

		4,557,198

Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	4,419	47,897
The Jean Coutu Group (PJC), Inc., Class A	6,989	140,858
The North West Co., Inc.	6,291	139,130

		327,885

Food, Beverage & Tobacco 0.2%
Cott Corp.	13,677	111,058
Maple Leaf Foods, Inc.	12,872	212,684

		323,742

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	4,467	184,418

Materials 1.5%
Agnico-Eagle Mines Ltd.	7,215	213,083
Canfor Corp. *	4,342	98,483
CCL Industries, Inc., Class B	1,475	134,117
Centerra Gold, Inc.	26,963	138,253
Chemtrade Logistics Income Fund (a)	4,489	83,141
Dominion Diamond Corp. *	6,388	80,254
Eldorado Gold Corp.	19,391	118,181
Franco-Nevada Corp.	1,541	74,277
HudBay Minerals, Inc.	21,480	183,238
IAMGOLD Corp.	48,718	169,794
Lundin Mining Corp. *	44,074	225,185
Major Drilling Group International, Inc.	10,425	81,988
Methanex Corp.	5,593	346,434
New Gold, Inc. *	10,484	52,991
PAN American Silver Corp.	8,952	115,979
Sherritt International Corp.	80,032	338,806
Silver Wheaton Corp.	3,797	84,216
Thompson Creek Metals Co., Inc. *(a)	38,765	103,982
West Fraser Timber Co., Ltd.	5,604	250,532

		2,892,934

Media 0.5%
Aimia, Inc.	12,961	208,715
Cineplex, Inc.	4,462	168,172
Cogeco Cable, Inc.	1,867	102,203
Corus Entertainment, Inc., Class B	6,731	151,195
Quebecor, Inc., Class B	12,318	290,516

		920,801

Real Estate 0.5%
Boardwalk Real Estate Investment Trust	1,154	65,046
Brookfield Office Properties, Inc.	11,927	236,570
Calloway Real Estate Investment Trust	2,872	70,172
Canadian Real Estate Investment Trust	1,567	64,593
First Capital Realty, Inc.	4,138	67,768
Granite Real Estate Investment Trust	3,025	116,524
H&R REIT	4,259	89,684
RioCan REIT (a)	6,003	149,137

		859,494

Retailing 0.3%
Dollarama, Inc.	1,778	147,879
Reitmans (Canada) Ltd., Class A	21,983	133,376
Sears Canada, Inc.	16,831	246,465

		527,720

Software & Services 0.2%
Davis & Henderson Corp.	4,918	142,418
Open Text Corp.	2,979	146,905

		289,323

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	5,501	152,023

Transportation 0.1%
TransForce, Inc.	9,156	199,902
Westshore Terminals Investment Corp.	2,051	66,655

		266,557

Utilities 0.7%
Atco Ltd., Class I	6,657	325,000
Capital Power Corp.	9,721	218,358
Emera, Inc.	9,166	283,497

34 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Just Energy Group, Inc. (a)	22,544	179,151
Northland Power, Inc.	3,512	54,888
Superior Plus Corp.	21,340	257,198

		1,318,092

		16,464,010

Denmark 1.4%

Banks 0.2%
Jyske Bank A/S - Reg’d *	3,578	196,718
Sydbank A/S *	7,048	187,984

		384,702

Capital Goods 0.2%
NKT Holding A/S	3,018	190,409
Rockwool International A/S, B Shares	703	135,604
Solar A/S, B Shares	1,989	137,529

		463,542

Consumer Durables & Apparel 0.1%
Pandora A/S	2,035	137,180

Food, Beverage & Tobacco 0.1%
Royal UNIBREW *	525	81,722
Schouw & Co.	2,034	113,538

		195,260

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	2,736	229,805
GN Store Nord A/S	5,231	126,374
William Demant Holding A/S *	769	68,912

		425,091

Insurance 0.1%
Topdanmark A/S *	3,096	90,588
Tryg A/S	1,328	126,125

		216,713

Materials 0.2%
Christian Hansen Holding A/S	2,107	94,994
Novozymes A/S, B Shares	5,821	279,088

		374,082

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	6,487	189,063

Software & Services 0.1%
SimCorp A/S	2,877	110,459

Transportation 0.1%
D/S Norden A/S	6,432	257,263

		2,753,355

Finland 1.8%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	6,774	269,564

Capital Goods 0.5%
Cargotec Oyj, B Shares	3,699	165,355
Cramo Oyj	3,820	85,354
Konecranes Oyj	5,401	174,324
Outotec Oyj (a)	11,892	133,279
Ramirent Oyj	6,938	77,768
Uponor Oyj	6,355	125,813
YIT Oyj (a)	21,415	220,275

		982,168

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	10,229	211,491

Materials 0.7%
Huhtamaki Oyj (a)	11,099	291,839
Kemira Oyj	13,196	201,712
Metsa Board Oyj	29,860	139,778
Outokumpu Oyj *	543,518	166,298
Rautaruukki Oyj *	35,341	440,283
Tikkurila Oyj	2,908	72,135

		1,312,045

Media 0.1%
Sanoma Oyj	30,220	203,172

Real Estate 0.0%
Sponda Oyj	12,533	64,627

Retailing 0.1%
Stockmann Oyj Abp, B Shares	6,906	98,079

Software & Services 0.2%
Tieto Oyj	11,030	301,839

		3,442,985

France 4.9%

Automobiles & Components 0.3%
Faurecia *	7,952	357,940
Plastic Omnium S.A.	3,591	122,185

		480,125

Banks 0.1%
Natixis	30,476	216,339

Capital Goods 0.3%
Areva S.A. *	5,622	141,563
Mersen	3,595	115,113
Saft Groupe S.A.	2,981	106,015
Zodiac Aerospace	8,406	279,480

		642,171

Commercial & Professional Supplies 0.6%
Bureau Veritas S.A.	6,946	212,858
Derichebourg S.A.	26,376	102,828
Edenred	7,952	268,768
Societe BIC S.A.	2,077	275,561
Teleperformance	5,738	329,088

		1,189,103

Consumer Durables & Apparel 0.3%
Nexity S.A.	5,877	263,628
SEB S.A.	2,578	237,797

		501,425

Consumer Services 0.1%
Club Mediterranee S.A. *	4,546	118,570

Diversified Financials 0.2%
Eurazeo S.A.	3,557	299,852

Energy 0.1%
Bourbon S.A.	4,648	153,378
Etablissements Maurel et Prom	5,744	102,486

		255,864

See financial notes 35

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	1,125	98,937
Vilmorin & Cie	521	68,775

		167,712

Health Care Equipment & Services 0.1%
BioMerieux	1,060	115,750
Orpea	1,337	97,260

		213,010

Insurance 0.1%
Euler Hermes S.A.	1,148	138,511

Materials 0.3%
Eramet	2,461	321,010
Imerys S.A.	3,313	290,938

		611,948

Media 0.6%
Havas S.A.	15,214	121,091
IPSOS	2,433	94,499
JC Decaux S.A.	3,711	152,337
Metropole Television S.A.	10,454	223,932
Societe Television Francaise 1	15,755	268,276
Technicolor - Reg’d *	37,615	281,235

		1,141,370

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Ipsen S.A.	1,937	86,003

Real Estate 0.6%
Fonciere des Regions	2,811	285,526
Gecina S.A.	1,018	137,025
ICADE (a)	3,255	332,102
Klepierre	5,092	233,626
Mercialys	3,442	79,174

		1,067,453

Software & Services 0.4%
Alten	2,174	111,074
Altran Technologies S.A.	10,672	116,349
Dassault Systemes S.A.	1,400	172,281
UBISOFT Entertainment *	13,600	253,799

		653,503

Technology Hardware & Equipment 0.2%
Ingenico (a)	1,342	117,105
Neopost S.A.	4,020	330,094

		447,199

Telecommunication Services 0.1%
Iliad S.A.	625	168,650

Transportation 0.4%
Aeroports de Paris	2,387	296,837
Bollore	319	203,318
Groupe Eurotunnel S.A. - Reg’d	19,183	257,528

		757,683

		9,156,491

Germany 3.3%

Automobiles & Components 0.2%
ElringKlinger AG	1,762	71,137
Grammer AG	1,556	85,992
Leoni AG	3,630	270,578

		427,707

Banks 0.1%
Aareal Bank AG *	2,860	130,000

Capital Goods 0.7%
Bauer AG	2,665	69,235
BayWa AG	2,736	155,202
Deutz AG *	12,088	101,080
DMG MORI SEIKI AG	4,224	133,104
Duerr AG	995	78,730
Heidelberger Druckmaschinen AG *	57,394	182,038
Indus Holding AG	3,227	151,450
Krones AG	1,087	104,065
Nordex SE *	4,509	72,192
Pfeiffer Vacuum Technology AG	609	72,441
SGL Carbon SE (a)	2,727	90,813
Vossloh AG	577	56,956

		1,267,306

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	1,475	77,903
Hugo Boss AG	843	117,116
Puma SE	352	103,989

		299,008

Food, Beverage & Tobacco 0.1%
Suedzucker AG (a)	8,958	191,424

Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	169	17,355
Rhoen-Klinikum AG	10,054	324,510

		341,865

Insurance 0.0%
Talanx AG *	2,043	78,177

Materials 0.4%
Fuchs Petrolub AG	867	79,933
Symrise AG	6,140	310,172
Wacker Chemie AG	2,430	285,648

		675,753

Media 0.2%
Axel Springer SE	3,582	218,724
ProSiebenSat.1 Media AG - Reg’d	4,586	200,719

		419,443

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	2,257	153,220
Stada Arzneimittel AG	4,476	195,179

		348,399

Real Estate 0.1%
Deutsche Euroshop AG	1,500	72,319
GAGFAH S.A. *	5,957	94,217
GSW Immobilien AG	1,416	69,366

		235,902

Retailing 0.1%
Fielmann AG	706	95,512

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	7,052	112,280
Kontron AG	10,502	73,320

36 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SMA Solar Technology AG	1,778	74,451

		260,051

Software & Services 0.3%
Bechtle AG	1,975	175,750
Software AG	5,413	203,886
United Internet AG - Reg’d	3,995	171,622

		551,258

Technology Hardware & Equipment 0.2%
Jenoptik AG	3,876	64,699
Wincor Nixdorf AG	3,987	261,181

		325,880

Telecommunication Services 0.1%
Telefonica Deutschland Holding AG	28,991	241,189

Transportation 0.1%
Fraport AG Frankfurt Airport Services Worldwide	2,798	206,932
Hamburger Hafen und Logistik AG	3,198	77,556

		284,488

		6,173,362

Greece 0.0%

Banks 0.0%
TT Hellenic Postbank S.A. *(b)(c)	24,275	—

Hong Kong 2.8%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	66,000	52,161

Banks 0.2%
Bank of East Asia Ltd.	49,800	205,718
Wing Hang Bank Ltd.	6,000	96,582

		302,300

Capital Goods 0.2%
Johnson Electric Holdings Ltd.	116,000	110,953
NWS Holdings Ltd.	90,000	154,347
Singamas Container Holdings Ltd.	224,000	48,594

		313,894

Consumer Durables & Apparel 0.1%
Techtronic Industries Co.	65,000	207,683

Consumer Services 0.4%
Cafe De Coral Holdings Ltd.	22,000	69,184
Galaxy Entertainment Group Ltd. *	11,000	86,836
Sands China Ltd.	28,800	211,443
SJM Holdings Ltd.	65,000	180,825
Wynn Macau Ltd.	32,000	126,642

		674,930

Diversified Financials 0.1%
First Pacific Co., Ltd.	174,000	193,491
Guoco Group Ltd.	6,000	71,934

		265,425

Food & Staples Retailing 0.0%
Dairy Farm International Holdings Ltd.	8,100	82,701

Media 0.1%
Television Broadcasts Ltd.	16,500	103,078

Real Estate 1.0%
Great Eagle Holdings Ltd.	18,000	64,519
Hang Lung Group Ltd.	36,000	195,507
Hang Lung Properties Ltd.	67,000	199,837
Henderson Land Development Co., Ltd.	26,400	157,805
Hongkong Land Holdings Ltd.	44,000	308,375
Hysan Development Co., Ltd.	14,000	60,044
Kerry Properties Ltd.	46,000	151,478
New World Development Co., Ltd.	220,000	227,613
Sino Land Co., Ltd.	140,000	209,929
Swire Properties Ltd.	33,600	101,188
Wheelock & Co., Ltd.	44,000	181,616

		1,857,911

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	38,000	93,443
Luk Fook Holdings International Ltd.	25,000	70,987

		164,430

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	15,600	215,299

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	154,000	50,453

Transportation 0.5%
Cathay Pacific Airways Ltd.	132,000	249,465
MTR Corp., Ltd.	56,000	211,617
Orient Overseas International Ltd.	55,000	263,103
Pacific Basin Shipping Ltd.	328,000	191,406

		915,591

		5,205,856

Ireland 0.7%

Capital Goods 0.2%
Grafton Group plc	26,259	258,282
Kingspan Group plc	11,157	209,968

		468,250

Consumer Services 0.1%
Paddy Power plc	1,308	100,921

Food, Beverage & Tobacco 0.2%
C&C Group plc	28,018	166,756
Glanbia plc	7,609	113,637

		280,393

Health Care Equipment & Services 0.1%
UDG Healthcare plc	28,623	173,349

Insurance 0.0%
FBD Holdings plc	2,793	67,209

See financial notes 37

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
James Hardie Industries plc CDI	11,659	149,681

Transportation 0.0%
Aer Lingus Group plc	27,245	57,453

		1,297,256

Israel 1.2%

Banks 0.3%
Bank Hapoalim B.M.	48,227	272,434
Israel Discount Bank Ltd., Class A *	69,951	125,069
Mizrahi Tefahot Bank Ltd.	7,757	103,694

		501,197

Capital Goods 0.2%
Discount Investment Corp. - Reg’d *	23,939	219,478
Elbit Systems Ltd.	2,210	130,457

		349,935

Energy 0.2%
Delek Group Ltd.	338	136,988
Oil Refineries Ltd. *	313,056	87,253
Paz Oil Co., Ltd.	853	133,280

		357,521

Food & Staples Retailing 0.0%
Shufersal Ltd.	14,753	55,175

Materials 0.1%
The Israel Corp., Ltd. *	461	260,322

Software & Services 0.2%
Check Point Software Technologies Ltd. *	4,467	286,156
NICE Systems Ltd.	2,000	86,557

		372,713

Telecommunication Services 0.2%
Cellcom Israel Ltd.	19,808	251,129
Partner Communications Co., Ltd. *	22,277	199,477

		450,606

		2,347,469

Italy 2.9%

Automobiles & Components 0.1%
Piaggio & C. S.p.A.	27,792	114,989

Banks 0.4%
Banca Carige S.p.A. *(a)	255,403	188,793
Banca Popolare Di Sondrio Scarl	36,039	258,826
Credito Valtellinese Scarl *(a)	106,890	255,185

		702,804

Capital Goods 0.2%
Astaldi S.p.A.	6,707	72,683
C.I.R. S.p.A. - Compagnie Industriali Riunite *	102,595	158,189
Danieli S.p.A. - Officine Meccaniche Danieli & C.	824	29,594
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	2,610	62,555
Salini Impregilo S.p.A.	19,534	124,787

		447,808

Consumer Durables & Apparel 0.4%
De’Longhi S.p.A.	3,788	82,332
Geox S.p.A.	18,400	80,079
Indesit Co., S.p.A.	6,826	97,480
Luxottica Group S.p.A.	5,595	320,910
Prada S.p.A.	9,500	76,190
Safilo Group S.p.A. *	3,856	88,059
Tod’s S.p.A.	475	66,563

		811,613

Consumer Services 0.2%
Autogrill S.p.A. *	15,393	147,762
Gtech S.p.A.	6,611	194,047

		341,809

Diversified Financials 0.1%
Azimut Holding S.p.A.	2,605	81,322

Energy 0.3%
ERG S.p.A.	16,024	276,552
Saras S.p.A. *(a)	148,257	257,233

		533,785

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	12,794	111,213
Parmalat S.p.A.	40,941	142,238

		253,451

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	22,386	68,330

Insurance 0.2%
Mediolanum S.p.A.	7,671	69,044
Societa Cattolica di Assicurazioni S.c.r.l.	3,630	89,780
Unipol Gruppo Finanziario S.p.A.	24,925	180,554
UnipolSai S.p.A. *	16,232	59,727

		399,105

Materials 0.1%
Buzzi Unicem S.p.A.	14,835	263,178

Media 0.1%
RCS MediaGroup S.p.A. *(a)	37,966	87,284

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	6,577	115,131

Real Estate 0.0%
Beni Stabili S.p.A.	90,436	80,844

Transportation 0.2%
Alitalia S.p.A. *(b)(c)	14,782	—
Ansaldo STS S.p.A.	8,060	89,602
Autostrada Torino-Milano S.p.A.	7,602	128,849
Societa Iniziative Autostradali e Servizi S.p.A.	9,761	116,073

		334,524

Utilities 0.4%
ACEA S.p.A.	10,148	145,628
Enel Green Power S.p.A.	69,590	199,167
Hera S.p.A.	86,535	254,755

38 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Iren S.p.A.	96,141	163,366

		762,916

		5,398,893

Japan 35.0%

Automobiles & Components 2.9%
Aisan Industry Co., Ltd.	6,000	47,742
Akebono Brake Industry Co., Ltd.	13,300	67,655
Calsonic Kansei Corp.	46,000	226,602
Exedy Corp.	5,800	155,177
F.C.C. Co., Ltd.	6,100	104,271
Futaba Industrial Co., Ltd.	31,300	140,216
Imasen Electric Industrial	3,899	48,900
Keihin Corp.	11,700	169,795
Koito Manufacturing Co., Ltd.	14,000	304,494
KYB Co., Ltd.	26,000	105,912
Mitsuba Corp.	4,300	63,125
Mitsubishi Motors Corp.	19,000	205,928
Musashi Seimitsu Industry Co., Ltd.	4,900	108,128
NGK Spark Plug Co., Ltd.	13,000	297,630
Nifco, Inc.	5,500	153,621
Nippon Seiki Co., Ltd.	8,000	139,882
Nissan Shatai Co., Ltd.	16,400	249,848
Nissin Kogyo Co., Ltd.	6,500	119,971
NOK Corp.	15,800	258,311
Press Kogyo Co., Ltd.	20,000	73,349
Riken Corp.	15,000	61,371
Sanden Corp.	20,000	95,532
Showa Corp.	8,600	94,573
Sumitomo Rubber Industries Ltd.	20,500	284,906
T RAD Co., Ltd.	22,000	57,446
Tachi-S Co., Ltd.	8,500	132,964
Takata Corp.	6,500	153,153
The Yokohama Rubber Co., Ltd.	23,000	205,436
Tokai Rika Co., Ltd.	10,000	173,792
Tokai Rubber Industries Ltd.	11,600	119,988
Toyo Tire & Rubber Co., Ltd.	21,000	156,594
Toyoda Gosei Co., Ltd.	11,800	217,425
Toyota Boshoku Corp. (a)	20,100	207,781
TS Tech Co., Ltd.	5,200	138,683
Unipres Corp.	9,300	179,686
Yorozu Corp.	4,000	74,766

		5,394,653

Banks 1.6%
Aozora Bank Ltd.	23,000	68,420
Fukuoka Financial Group, Inc.	55,000	224,620
Hokuhoku Financial Group, Inc.	105,000	202,623
Seven Bank Ltd.	24,900	94,401
Shinsei Bank Ltd.	88,000	171,567
Suruga Bank Ltd.	7,000	120,078
The 77 Bank Ltd.	18,000	81,261
The Awa Bank Ltd.	12,000	64,258
The Bank of Kyoto Ltd.	12,000	97,777
The Chugoku Bank Ltd.	10,900	144,494
The Daishi Bank Ltd.	18,000	65,011
The Gunma Bank Ltd.	22,000	116,936
The Hachijuni Bank Ltd.	24,000	131,206
The Hiroshima Bank Ltd.	24,000	98,742
The Hyakugo Bank Ltd.	15,000	58,119
The Iyo Bank Ltd.	11,200	100,700
The Joyo Bank Ltd.	26,000	126,544
The Juroku Bank Ltd.	20,000	69,864
The Kagoshima Bank Ltd.	10,000	62,461
The Keiyo Bank Ltd.	17,000	74,827
The Kiyo Bank Ltd.	4,300	50,598
The Musashino Bank Ltd.	2,200	70,499
The Nishi-Nippon City Bank Ltd.	40,000	90,984
The Ogaki Kyoritsu Bank Ltd.	26,000	70,227
The San-in Godo Bank Ltd.	12,000	79,202
The Shiga Bank Ltd.	11,000	60,151
The Shizuoka Bank Ltd.	23,000	219,765
Yamaguchi Financial Group, Inc.	16,000	147,549

		2,962,884

Capital Goods 6.5%
Aica Kogyo Co., Ltd.	5,300	110,835
Amada Co., Ltd.	34,000	245,895
Asahi Diamond Industrial Co., Ltd.	5,700	77,140
Central Glass Co., Ltd.	47,000	154,128
Chiyoda Corp.	12,000	160,917
CKD Corp.	6,800	61,945
COMSYS Holdings Corp.	19,200	314,766
Daifuku Co., Ltd.	11,000	126,826
Daihen Corp.	14,000	53,058
DMG Mori Seiki Co., Ltd.	9,000	112,275
Ebara Corp.	44,000	261,719
Fuji Electric Co., Ltd.	53,000	240,529
Fuji Machine Manufacturing Co., Ltd.	11,038	97,604
Fujitec Co., Ltd.	6,600	76,101
Furukawa Co., Ltd.	29,000	52,603
Futaba Corp.	5,600	88,013
Glory Ltd.	7,500	194,036
GS Yuasa Corp.	33,000	186,733
Hino Motors Ltd.	18,500	243,721
Hitachi Construction Machinery Co., Ltd.	13,000	241,235
Hitachi Koki Co., Ltd.	8,400	62,574
Hitachi Zosen Corp.	20,900	102,547
Hoshizaki Electric Co., Ltd.	4,400	178,039
Inaba Denki Sangyo Co., Ltd.	4,300	132,055
Inabata & Co., Ltd.	13,800	129,869
Iseki & Co., Ltd.	18,000	46,517
Iwatani Corp.	43,000	252,336
Kamei Corp.	16,300	120,026
Kandenko Co., Ltd.	31,000	166,293
Kanematsu Corp.	107,000	164,660
Keihan Electric Railway Co., Ltd.	39,000	160,775
Kinden Corp.	27,000	248,570
Kitz Corp.	18,200	85,942
Komori Corp.	7,200	91,576
Kurita Water Industries Ltd.	12,800	269,569
Kuroda Electric Co., Ltd.	8,100	130,135
Kyowa Exeo Corp.	16,800	217,320
Mabuchi Motor Co., Ltd.	2,000	136,953
Maeda Corp.	19,000	141,392
Maeda Road Construction Co., Ltd.	10,000	155,056
Makino Milling Machine Co., Ltd.	11,000	81,894
Meidensha Corp.	18,000	74,517
Minebea Co., Ltd.	40,000	324,159

See financial notes 39

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mirait Holdings Corp.	17,500	153,931
MISUMI Group, Inc.	6,400	155,739
Miura Co., Ltd.	3,400	96,581
Nabtesco Corp.	6,200	133,848
Nachi-Fujikoshi Corp.	17,000	105,140
NGK Insulators Ltd.	18,000	340,397
Nichias Corp.	15,000	101,604
Nippo Corp.	9,000	137,515
Nippon Densetsu Kogyo Co., Ltd.	7,000	103,884
Nishimatsu Construction Co., Ltd.	57,000	205,106
Nisshinbo Holdings, Inc.	23,000	197,047
Nitta Corp.	2,800	57,520
Nitto Boseki Co., Ltd. *	13,000	54,245
Nitto Kogyo Corp.	3,100	64,274
Noritake Co., Ltd.	23,000	56,282
Noritz Corp.	5,100	90,606
NTN Corp. *	74,000	253,259
Oiles Corp.	2,900	65,314
Okuma Corp.	11,000	94,153
Okumura Corp.	24,000	109,651
OSG Corp.	5,700	91,875
Penta-Ocean Construction Co., Ltd.	37,000	121,015
Ryobi Ltd.	30,000	88,874
Sanki Engineering Co., Ltd.	13,000	79,785
Sankyo Tateyama, Inc.	4,200	83,126
Sanwa Holdings Corp.	22,000	134,403
Shinmaywa Industries Ltd.	13,000	114,802
Sintokogio Ltd.	8,000	57,488
Star Micronics Co., Ltd.	5,500	67,902
Tadano Ltd.	6,000	84,839
Taikisha Ltd.	3,700	80,056
Takara Standard Co., Ltd.	14,000	99,997
Takasago Thermal Engineering Co., Ltd.	11,100	108,525
The Japan Steel Works Ltd.	37,000	156,330
The Nippon Road Co., Ltd.	11,000	55,998
THK Co., Ltd.	10,100	213,479
Toa Corp.	37,000	69,603
Toda Corp.	43,000	150,697
TOKAI Holdings Corp.	25,800	89,445
Toshiba Machine Co., Ltd.	16,000	71,858
Toshiba Plant Systems & Services Corp.	4,000	58,851
Totetsu Kogyo Co., Ltd.	3,400	69,037
TOTO Ltd.	21,000	297,052
Toyo Engineering Corp.	21,000	92,662
Trusco Nakayama Corp.	5,200	117,193
Tsubakimoto Chain Co.	13,000	92,779
Ushio, Inc.	13,000	169,801
Yamazen Corp.	13,800	89,152
Yuasa Trading Co., Ltd.	40,000	76,109

		12,231,682

Commercial & Professional Supplies 0.8%
Aeon Delight Co., Ltd.	3,100	68,381
Duskin Co., Ltd.	9,500	175,610
Kokuyo Co., Ltd.	23,800	182,002
Kyodo Printing Co., Ltd.	25,000	67,352
Matsuda Sangyo Co., Ltd.	4,796	53,306
Meitec Corp.	3,100	82,532
Moshi Moshi Hotline, Inc.	5,800	58,713
Nissha Printing Co., Ltd. *(a)	5,600	72,994
Okamura Corp.	11,000	94,095
Park24 Co., Ltd.	5,000	91,396
Sato Holdings Corp.	2,700	58,601
Sohgo Security Services Co., Ltd.	10,500	222,611
Temp Holdings Co., Ltd.	4,000	101,757
Toppan Forms Co., Ltd.	12,100	111,178

		1,440,528

Consumer Durables & Apparel 1.7%
Alpine Electronics, Inc.	9,700	115,648
Asics Corp.	10,700	208,258
Casio Computer Co., Ltd.	26,900	306,962
Foster Electric Co., Ltd.	4,300	52,085
Funai Electric Co., Ltd. *	13,100	140,676
Gunze Ltd.	48,000	131,072
Haseko Corp.	23,200	146,919
JVC Kenwood Corp. *	69,460	146,832
Kurabo Industries Ltd.	45,000	76,652
Onward Holdings Co., Ltd.	25,000	168,152
PanaHome Corp.	17,000	113,040
Pioneer Corp. *	96,800	209,155
Rinnai Corp.	2,200	183,345
Sangetsu Co., Ltd.	4,500	115,952
Sankyo Co., Ltd.	6,600	263,941
Sanyo Shokai Ltd.	26,000	70,947
Sumitomo Forestry Co., Ltd.	23,600	240,030
Tamron Co., Ltd.	2,300	57,530
Token Corp.	1,750	77,683
Tomy Co., Ltd.	19,700	93,483
TSI Holdings Co., Ltd.	16,000	107,898
Unitika Ltd. *	110,000	62,401
Wacoal Holdings Corp.	14,000	138,099

		3,226,760

Consumer Services 0.7%
Accordia Golf Co., Ltd.	9,100	116,737
Doutor Nichires Holdings Co., Ltd.	5,100	91,409
H.I.S. Co., Ltd.	5,000	138,665
McDonald’s Holdings Co., Ltd. (a)	8,533	236,094
MOS Food Services, Inc.	3,000	59,789
Plenus Co., Ltd.	4,000	91,286
Resorttrust, Inc.	4,200	65,897
Round One Corp.	12,100	86,912
Royal Holdings Co., Ltd.	4,700	68,554
Saizeriya Co., Ltd.	6,500	74,476
Tokyo Dome Corp.	9,000	40,305
Yoshinoya Holdings Co., Ltd.	9,000	113,976
Zensho Holdings Co., Ltd.	8,200	82,895

		1,266,995

Diversified Financials 0.6%
Acom Co., Ltd. *	35,400	120,649
AEON Financial Service Co., Ltd.	5,500	138,508
Aiful Corp. *	27,600	94,253
Century Tokyo Leasing Corp.	2,500	72,349
Daiwa Securities Group, Inc.	26,000	194,959
Hitachi Capital Corp.	3,300	81,337
Jaccs Co., Ltd.	17,000	75,427
Mitsubishi UFJ Lease & Finance Co., Ltd.	21,000	103,610
Orient Corp. *	52,800	111,201

40 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SBI Holdings, Inc.	11,700	133,801

		1,126,094

Energy 0.1%
Japan Petroleum Exploration Co.	4,000	148,904
Shinko Plantech Co., Ltd.	8,600	64,742

		213,646

Food & Staples Retailing 1.3%
Ain Pharmaciez, Inc.	1,600	70,360
Arcs Co., Ltd.	9,000	180,559
Cawachi Ltd.	6,400	116,688
Cocokara fine, Inc.	4,900	138,925
Cosmos Pharmaceutical Corp.	600	64,178
FamilyMart Co., Ltd.	5,100	211,778
Heiwado Co., Ltd.	9,100	128,823
Kato Sangyo Co., Ltd.	9,200	191,348
Matsumotokiyoshi Holdings Co., Ltd.	7,700	227,223
Mitsubishi Shokuhin Co., Ltd.	3,800	85,088
San-A Co., Ltd.	3,500	100,871
Sugi Holdings Co., Ltd.	4,100	184,416
Sundrug Co., Ltd.	3,400	139,103
Tsuruha Holdings, Inc.	2,100	211,358
Valor Co., Ltd.	12,600	163,309
Welcia Holdings Co., Ltd.	1,200	72,591
Yokohama Reito Co., Ltd.	11,800	95,519

		2,382,137

Food, Beverage & Tobacco 2.5%
Calbee, Inc.	4,500	110,357
Coca-Cola Central Japan Co., Ltd.	8,600	193,814
Dydo Drinco, Inc.	2,100	85,328
Ezaki Glico Co., Ltd.	12,000	158,044
Fuji Oil Co., Ltd.	9,400	127,002
Hokuto Corp.	3,400	68,301
House Foods Corp.	11,400	189,698
Ito En Ltd.	8,000	171,040
Itoham Foods, Inc.	42,000	190,354
J-Oil Mills, Inc.	27,000	72,184
Kagome Co., Ltd.	9,400	159,070
Kewpie Corp.	19,100	274,744
Kikkoman Corp.	15,000	304,774
Marudai Food Co., Ltd.	40,000	119,059
Maruha Nichiro Corp. *	9,377	148,587
Megmilk Snow Brand Co., Ltd.	14,500	192,401
Mitsui Sugar Co., Ltd.	16,000	66,387
Morinaga & Co., Ltd.	42,000	92,576
Morinaga Milk Industry Co., Ltd.	78,000	291,159
Nichirei Corp.	52,000	252,510
Nippon Flour Mills Co., Ltd.	29,000	161,802
Nippon Suisan Kaisha Ltd. *	63,200	145,434
Nissin Foods Holdings Co., Ltd.	7,100	339,854
Prima Meat Packers Ltd.	35,000	77,206
Sapporo Holdings Ltd.	49,000	207,761
Takara Holdings, Inc.	16,000	122,497
The Nisshin Oillio Group Ltd.	34,000	113,839
Warabeya Nichiyo Co., Ltd.	4,300	80,278
Yakult Honsha Co., Ltd.	4,800	259,440

		4,775,500

Health Care Equipment & Services 0.5%
Miraca Holdings, Inc.	4,800	208,067
Nichii Gakkan Co.	8,900	78,502
Nihon Kohden Corp.	3,000	122,860
Nipro Corp. (a)	10,600	91,766
Ship Healthcare Holdings, Inc.	2,000	68,205
Sysmex Corp.	6,000	190,212
Toho Holdings Co., Ltd.	11,500	231,820

		991,432

Household & Personal Products 0.6%
Fancl Corp.	7,800	86,503
Kobayashi Pharmaceutical Co., Ltd.	2,700	163,946
Kose Corp.	3,600	119,653
Lion Corp.	26,000	142,433
Mandom Corp.	2,500	87,799
Pigeon Corp.	1,500	67,157
Pola Orbis Holdings, Inc.	2,700	105,666
Unicharm Corp.	4,900	265,717

		1,038,874

Insurance 0.1%
Sony Financial Holdings, Inc.	7,199	115,437

Materials 4.1%
ADEKA Corp.	14,800	162,608
Aichi Steel Corp.	22,000	81,132
Air Water, Inc.	10,000	140,313
Asahi Holdings, Inc.	6,900	108,964
Chugoku Marine Paints Ltd.	13,000	82,929
Daicel Corp.	36,000	301,492
Daido Steel Co., Ltd.	33,000	161,350
Daio Paper Corp.	19,000	199,331
Dowa Holdings Co., Ltd.	26,000	217,978
Earth Chemical Co., Ltd.	2,200	78,702
FP Corp.	2,700	83,973
Fuji Seal International, Inc.	2,800	91,101
Godo Steel Ltd.	44,000	61,956
Hitachi Chemical Co., Ltd.	19,100	280,992
Hitachi Metals Ltd.	16,990	230,712
Hokuetsu Kishu Paper Co., Ltd.	26,500	126,034
Ishihara Sangyo Kaisha Ltd. *	68,000	64,686
Kansai Paint Co., Ltd.	14,000	195,732
Kureha Corp.	27,000	127,680
Kyoei Steel Ltd.	4,700	81,471
Lintec Corp.	8,500	158,051
Maruichi Steel Tube Ltd.	5,800	147,124
Mitsubishi Gas Chemical Co., Inc.	39,000	225,166
Mitsubishi Paper Mills Ltd. *	85,000	73,124
Mitsubishi Steel Mfg. Co., Ltd.	29,000	58,129
Nihon Parkerizing Co., Ltd.	4,900	106,801
Nippon Denko Co., Ltd.	28,000	77,900
Nippon Kayaku Co., Ltd.	14,000	166,600
Nippon Paint Co., Ltd.	10,000	154,714
Nippon Shokubai Co., Ltd.	19,000	219,227
Nippon Soda Co., Ltd.	18,000	100,007
Nissan Chemical Industries Ltd.	13,100	195,234
Nittetsu Mining Co., Ltd.	17,000	63,456
NOF Corp.	19,000	131,772
Pacific Metals Co., Ltd. *	32,000	148,845
Rengo Co., Ltd.	40,000	178,749
Sanyo Chemical Industries Ltd.	10,000	61,255
Sanyo Special Steel Co., Ltd.	20,000	78,006
Sumitomo Bakelite Co., Ltd.	40,000	152,338

See financial notes 41

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sumitomo Osaka Cement Co., Ltd.	45,000	178,971
Taiyo Nippon Sanso Corp.	37,000	294,918
Toagosei Co., Ltd.	40,000	167,379
Toho Zinc Co., Ltd.	26,000	82,724
Tokai Carbon Co., Ltd.	41,000	131,539
Tokuyama Corp.	76,000	220,414
Tokyo Ohka Kogyo Co., Ltd.	4,600	105,203
Tokyo Steel Manufacturing Co., Ltd.	37,000	180,898
Topy Industries Ltd.	56,000	94,822
Toyo Ink SC Holdings Co., Ltd.	31,000	126,460
Toyo Kohan Co., Ltd.	13,000	62,969
Toyobo Co., Ltd.	133,000	214,775
UACJ Corp.	27,300	107,988
Yamato Kogyo Co., Ltd.	4,300	124,004
Yodogawa Steel Works Ltd.	29,000	114,328
Zeon Corp.	17,000	158,072

		7,741,098

Media 0.5%
Asatsu-DK, Inc.	8,300	187,758
Avex Group Holdings, Inc.	2,800	51,861
CyberAgent, Inc.	2,100	86,701
Daiichikosho Co., Ltd.	5,100	146,960
Kadokawa Group Holdings, Inc.	2,400	78,804
SKY Perfect JSAT Holdings, Inc.	24,200	130,127
Toho Co., Ltd.	8,400	161,719
Tokyo Broadcasting System Holdings, Inc.	5,500	59,747
TV Asahi Holdings Corp.	2,900	50,530
Zenrin Co., Ltd.	5,800	59,160

		1,013,367

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Chugai Pharmaceutical Co., Ltd.	13,800	348,296
Dainippon Sumitomo Pharma Co., Ltd.	11,000	166,824
Hisamitsu Pharmaceutical Co., Inc.	3,800	159,038
Kaken Pharmaceutical Co., Ltd.	7,000	120,626
Kissei Pharmaceutical Co., Ltd.	3,100	72,599
KYORIN Holdings, Inc.	3,500	67,463
Kyowa Hakko Kirin Co., Ltd.	26,000	296,081
Mitsubishi Tanabe Pharma Corp.	20,400	279,731
Mochida Pharmaceutical Co., Ltd.	1,500	105,694
Nippon Shinyaku Co., Ltd.	4,000	70,464
Rohto Pharmaceutical Co., Ltd.	8,100	142,896
Santen Pharmaceutical Co., Ltd.	5,000	222,848
Sawai Pharmaceutical Co., Ltd.	1,100	68,077
Tsumura & Co.	5,000	118,845

		2,239,482

Real Estate 1.1%
Advance Residence Investment Corp.	50	113,127
Aeon Mall Co., Ltd.	3,830	91,314
Daikyo, Inc.	28,000	54,591
Japan Excellent, Inc.	50	66,400
Japan Prime Realty Investment Corp.	28	98,531
Japan Real Estate Investment Corp.	38	201,458
Japan Retail Fund Investment Corp.	91	183,029
Kenedix Realty Investment Corp.	17	84,923
Leopalace21 Corp. *	27,100	140,153
Nippon Building Fund, Inc.	44	243,956
Nomura Real Estate Holdings, Inc.	9,600	179,369
Nomura Real Estate Office Fund, Inc.	23	99,536
NTT Urban Development Corp.	5,900	51,893
Orix J-REIT, Inc.	77	97,954
Tokyo Tatemono Co., Ltd.	17,000	135,571
Tokyu Fudosan Holdings Corp.	27,600	200,651
United Urban Investment Corp.	66	99,610

		2,142,066

Retailing 2.3%
ABC-Mart, Inc.	1,600	71,850
Adastria Holdings Co., Ltd.	2,390	52,012
Alpen Co., Ltd.	3,400	62,641
Aoyama Trading Co., Ltd.	9,000	223,334
Arcland Sakamoto Co., Ltd.	3,500	69,300
Autobacs Seven Co., Ltd.	13,700	211,954
Bic Camera, Inc.	21,900	159,734
Canon Marketing Japan, Inc.	16,700	268,963
Chiyoda Co., Ltd.	5,000	118,712
DCM Holdings Co., Ltd.	32,200	217,842
Don Quijote Holdings Co., Ltd.	3,900	205,694
Doshisha Co., Ltd.	4,600	68,970
Geo Holdings Corp.	15,300	140,178
Gulliver International Co., Ltd.	9,200	75,296
H2O Retailing Corp.	26,000	196,210
Hikari Tsushin, Inc.	1,400	118,023
Izumi Co., Ltd.	4,800	140,461
Kohnan Shoji Co., Ltd.	12,100	122,491
Komeri Co., Ltd.	6,000	162,470
Marui Group Co., Ltd.	31,700	281,579
Nitori Holdings Co., Ltd.	6,800	311,907
Rakuten, Inc.	11,360	147,403
Ryohin Keikaku Co., Ltd.	2,200	247,243
T-Gaia Corp.	5,300	46,672
The Daiei, Inc. *	70,800	198,748
United Arrows Ltd.	1,700	65,752
USS Co., Ltd.	12,500	182,202
Xebio Co., Ltd.	6,800	125,760

		4,293,401

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	15,700	173,072
Dainippon Screen Manufacturing Co., Ltd.	21,000	91,595
Disco Corp.	1,600	97,231
Renesas Electronics Corp. *(a)	27,638	201,820
Sanken Electric Co., Ltd.	12,000	83,597
Shinko Electric Industries Co., Ltd.	11,800	77,711
Sumco Corp.	21,100	161,932
Tokyo Seimitsu Co., Ltd.	3,100	52,241
Ulvac, Inc. *	8,600	162,989

		1,102,188

Software & Services 1.4%
Capcom Co., Ltd.	5,600	97,536

42 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dena Co., Ltd.	7,586	128,208
DTS Corp.	3,800	63,014
Fuji Soft, Inc.	3,900	81,582
Gree, Inc.	7,300	71,385
IT Holdings Corp.	19,000	294,538
Itochu Techno-Solutions Corp.	3,600	150,441
NEC Networks & System Integration Corp.	4,900	103,519
NET One Systems Co., Ltd.	22,700	184,686
Nexon Co., Ltd.	5,161	40,197
Nihon Unisys Ltd.	11,800	119,829
Nomura Research Institute Ltd.	9,000	260,976
NS Solutions Corp.	2,800	70,054
NSD Co., Ltd.	5,200	64,288
Obic Co., Ltd.	3,100	93,021
Otsuka Corp.	2,000	236,759
SCSK Corp.	2,876	76,075
Square Enix Holdings Co., Ltd.	6,700	107,767
Transcosmos, Inc.	3,700	68,980
Trend Micro, Inc.	5,400	174,674
Yahoo Japan Corp.	34,400	150,276

		2,637,805

Technology Hardware & Equipment 2.3%
Alps Electric Co., Ltd.	29,600	334,701
Amano Corp.	9,400	90,510
Anritsu Corp.	6,500	72,791
Azbil Corp.	9,300	211,042
Canon Electronics, Inc.	3,600	60,847
Citizen Holdings Co., Ltd.	32,900	241,615
Daiwabo Holdings Co., Ltd.	50,000	86,095
Eizo Corp.	3,650	98,961
Hamamatsu Photonics K.K.	4,100	184,737
Hirose Electric Co., Ltd.	1,900	268,192
Hitachi High-Technologies Corp.	12,900	295,101
Hitachi Kokusai Electric, Inc.	5,000	57,158
Horiba Ltd.	3,700	127,895
Hosiden Corp.	44,600	202,895
Japan Aviation Electronics Industry Ltd.	8,000	136,176
Macnica, Inc.	2,800	83,023
Melco Holdings, Inc.	3,900	59,304
Mitsumi Electric Co., Ltd.	33,100	212,100
Nichicon Corp.	8,200	60,823
Nippon Chemi-Con Corp. *	22,000	70,324
Oki Electric Industry Co., Ltd.	41,000	80,261
Riso Kagaku Corp.	3,800	93,739
Ryosan Co., Ltd.	9,900	209,259
Shimadzu Corp.	23,000	196,477
Taiyo Yuden Co., Ltd.	13,600	168,156
The Nippon Signal Co., Ltd.	8,200	67,995
Toshiba TEC Corp.	23,000	149,837
UKC Holdings Corp.	7,100	114,230
Yaskawa Electric Corp.	14,000	157,859
Yokogawa Electric Corp.	15,500	211,912

		4,404,015

Transportation 1.5%
Fukuyama Transporting Co., Ltd.	22,000	128,748
Hitachi Transport System Ltd.	8,800	135,035
Japan Airport Terminal Co., Ltd.	4,400	101,526
Kamigumi Co., Ltd.	35,000	333,631
Keikyu Corp.	23,000	190,912
Keio Corp.	42,000	297,259
Keisei Electric Railway Co., Ltd.	17,000	147,951
Kintetsu World Express, Inc.	3,200	126,998
Mitsubishi Logistics Corp.	9,000	129,123
Mitsui-Soko Co., Ltd.	13,000	51,578
Nankai Electric Railway Co., Ltd.	42,000	162,915
Nippon Konpo Unyu Soko Co., Ltd.	7,700	130,108
Nishi-Nippon Railroad Co., Ltd.	40,000	153,836
Odakyu Electric Railway Co., Ltd.	33,000	289,716
Sankyu, Inc.	60,000	228,709
Senko Co., Ltd.	15,000	68,559
Sotetsu Holdings, Inc.	33,000	117,938
The Sumitomo Warehouse Co., Ltd.	15,000	72,732

		2,867,274

Utilities 0.1%
Shizuoka Gas Co., Ltd.	12,400	74,614
The Okinawa Electric Power Co., Inc.	4,300	140,539

		215,153

		65,822,471

Luxembourg 0.6%

Banks 0.1%
Espirito Santo Financial Group S.A. *	39,829	176,596

Commercial & Professional Supplies 0.1%
Regus plc	38,437	135,920

Consumer Durables & Apparel 0.1%
Samsonite International S.A.	42,600	135,357

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR (a)	5,494	140,685

Materials 0.1%
AZ Electronic Materials S.A.	17,569	119,592
Ternium S.A. ADR	8,072	231,344

		350,936

Media 0.1%
RTL Group S.A. *	1,197	133,286

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	2,999	41,986

		1,114,766

Netherlands 2.1%

Capital Goods 0.6%
Aalberts Industries N.V.	7,443	247,940
AerCap Holdings N.V. *	6,216	259,394
Arcadis N.V.	4,440	157,807
Koninklijke Boskalis Westminster N.V.	6,483	367,435
Sensata Technologies Holding N.V. *	2,518	106,939
TKH Group N.V.	3,601	125,498

		1,265,013

See financial notes 43

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 0.2%
USG People N.V.	23,817	412,069

Consumer Durables & Apparel 0.1%
TomTom N.V. *	15,460	109,621

Diversified Financials 0.0%
BinckBank N.V.	4,962	56,065

Energy 0.3%
Core Laboratories N.V.	690	129,499
Koninklijke Vopak N.V.	2,847	141,955
SBM Offshore N.V. *	13,271	242,916

		514,370

Food & Staples Retailing 0.1%
X5 Retail Group N.V. - Reg’d GDR *	9,063	159,748

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	22,690	134,054

Materials 0.1%
Koninklijke Ten Cate N.V.	4,694	139,853

Real Estate 0.3%
Corio N.V.	5,721	268,073
Eurocommercial Properties N.V.	2,076	95,308
Vastned Retail N.V.	2,088	107,441
Wereldhave N.V. (a)	1,663	139,844

		610,666

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	3,429	150,065
NXP Semiconductor N.V. *	3,492	208,193

		358,258

Telecommunication Services 0.1%
Ziggo N.V.	4,648	201,830

		3,961,547

New Zealand 0.6%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	41,279	150,734

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	24,401	86,011

Materials 0.1%
Nuplex Industries Ltd.	37,713	113,964

Media 0.1%
SKY Network Television Ltd.	27,885	160,946

Real Estate 0.0%
Kiwi Income Property Trust	58,853	58,361

Telecommunication Services 0.1%
Chorus Ltd.	79,307	121,172

Transportation 0.1%
Air New Zealand Ltd.	48,436	87,769
Auckland International Airport Ltd.	25,866	88,589
Mainfreight Ltd.	6,404	74,009

		250,367

Utilities 0.1%
Contact Energy Ltd.	26,465	129,995
Infratil Ltd.	33,815	67,112

		197,107

		1,138,662

Norway 1.2%

Banks 0.1%
SpareBank 1 SMN	8,726	77,494
SpareBank 1 SR Bank A.S.A.	9,815	95,197

		172,691

Capital Goods 0.1%
Vard Holdings Ltd. *	79,000	61,034
Veidekke A.S.A.	16,323	175,057

		236,091

Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	7,755	72,080

Diversified Financials 0.0%
Aker ASA, Class A	1,931	65,408

Energy 0.2%
Fred Olsen Energy A.S.A.	3,945	125,841
Kvaerner A.S.A.	34,699	69,504
TGS Nopec Geophysical Co. A.S.A.	8,135	280,612

		475,957

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	10,267	66,506
Cermaq A.S.A.	7,020	82,963
Leroy Seafood Group A.S.A.	2,284	80,895

		230,364

Insurance 0.2%
Gjensidige Forsikring A.S.A. (a)	12,260	226,048
Storebrand ASA *	22,512	126,368

		352,416

Media 0.1%
Schibsted A.S.A.	3,085	177,512

Semiconductors & Semiconductor Equipment 0.2%
REC Silicon A.S.A. *	561,522	314,084

Software & Services 0.1%
Atea A.S.A. (a)	11,436	131,447

Transportation 0.1%
Golden Ocean Group Ltd.	55,251	97,982

		2,326,032

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d *	43,540	111,756

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	10,706	187,241
Sonae	135,594	255,087

		442,328

Media 0.1%
ZON OPTIMUS SGPS, S.A.	12,736	92,137

44 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.0%
Redes Energeticas Nacionais S.A.	16,654	62,634

		708,855

Republic of Korea 0.0%

Automobiles & Components 0.0%
Zyle Motor Sales Corp. *(b)(c)	2,480	—

Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. *(b)(c)	1,773	—

		—

Singapore 1.8%

Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd.	143,431	82,601
Sembcorp Marine Ltd.	68,096	221,464
Singapore Technologies Engineering Ltd.	77,000	235,185
United Engineers Ltd.	40,000	68,953

		608,203

Consumer Services 0.1%
Genting Singapore plc	91,000	96,424

Diversified Financials 0.1%
Singapore Exchange Ltd.	26,000	143,787

Energy 0.0%
Sakari Resources Ltd *(b)(c)	18,000	—

Food & Staples Retailing 0.1%
Olam International Ltd. (a)	106,704	190,405

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	554,000	270,260

Real Estate 0.7%
Ascendas REIT	63,000	115,313
CapitaCommercial Trust	63,302	81,010
CapitaLand Ltd.	115,000	294,317
CapitaMall Trust	76,000	121,147
City Developments Ltd.	30,000	259,920
Global Logistic Properties Ltd.	33,000	75,210
Keppel Land Ltd.	31,000	85,760
Suntec Real Estate Investment Trust	63,000	86,351
UOL Group Ltd.	25,000	128,356

		1,247,384

Telecommunication Services 0.1%
M1 Ltd.	28,000	75,233
StarHub Ltd.	34,000	112,787

		188,020

Transportation 0.3%
Hutchison Port Holdings Trust, Class U	161,000	109,570
Neptune Orient Lines Ltd. *	209,000	169,514
SATS Ltd.	50,749	128,473
Singapore Post Ltd.	82,000	92,641
SMRT Corp., Ltd.	78,000	75,943

		576,141

		3,320,624

Spain 2.1%

Banks 0.2%
Bankinter S.A.	39,855	305,148
Caja de Ahorros del Mediterraneo *(b)(c)	5,382	—

		305,148

Capital Goods 0.7%
Abengoa S.A., B Shares	81,769	364,056
Construcciones y Auxiliar de Ferrocarriles S.A.	150	71,795
Elecnor S.A.	4,422	63,557
Gamesa Corp. Tecnologica S.A. *	38,595	383,627
Obrascon Huarte Lain S.A.	3,496	162,078
Sacyr S.A. *	21,125	139,138
Zardoya Otis S.A.	11,327	198,710

		1,382,961

Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg’d	14,361	96,161

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	4,480	195,173

Energy 0.1%
Tecnicas Reunidas S.A.	2,086	125,648

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	7,896	181,943
Pescanova S.A. *(b)(c)	1,125	—
Viscofan S.A.	2,906	151,433

		333,376

Insurance 0.2%
Grupo Catalana Occidente S.A.	2,894	113,237
Mapfre S.A.	75,114	316,793

		430,030

Materials 0.2%
Acerinox S.A. (a)	19,613	342,966

Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A. *	5,414	77,902
Mediaset Espana Comunicacion S.A. *	18,896	209,680

		287,582

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	4,106	68,771
Grifols S.A.	2,077	111,031
Grifols S.A., Class B	1,631	67,022

		246,824

Software & Services 0.1%
Indra Sistemas S.A.	15,643	293,807

		4,039,676

Sweden 2.3%

Capital Goods 0.4%
Haldex AB	7,292	93,535
Indutrade AB	2,127	92,560
Lindab International AB *	6,639	82,767
Nibe Industrier AB, B Shares	3,492	98,049

See financial notes 45

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Peab AB	31,209	241,645
Saab AB, Class B	6,767	207,936

		816,492

Commercial & Professional Supplies 0.1%
Intrum Justitia AB	3,666	106,282
Loomis AB, Class B	6,351	173,238

		279,520

Consumer Durables & Apparel 0.2%
JM AB	7,686	261,170
Nobia AB	11,975	108,659

		369,829

Diversified Financials 0.2%
Lundbergforetagen AB, B Shares	2,683	125,340
Ratos AB, B Shares	30,650	312,678

		438,018

Energy 0.1%
Lundin Petroleum AB *	5,613	120,490

Food & Staples Retailing 0.1%
Axfood AB	2,229	118,508

Food, Beverage & Tobacco 0.0%
AarhusKarlshamn AB	1,180	79,017

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	8,862	123,675

Materials 0.3%
BillerudKorsnas AB	10,738	156,928
Hexpol AB	905	85,748
Holmen AB, B Shares	7,188	254,046

		496,722

Media 0.2%
Eniro AB *	15,179	121,455
Modern Times Group AB, B Shares	4,660	207,916

		329,371

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	16,263	292,326

Real Estate 0.2%
Castellum AB	6,586	112,309
Fabege AB	7,852	110,304
Kungsleden AB	14,089	115,080

		337,693

Retailing 0.1%
Bilia AB, A Shares	3,486	115,747
Clas Ohlson AB, B Shares	3,710	82,288
KappAhl AB *	10,994	67,464

		265,499

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	6,642	212,648

Transportation 0.1%
SAS AB *(a)	53,069	114,126

		4,393,934

Switzerland 3.1%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d *	161	95,568
Valiant Holding AG - Reg’d	1,124	124,456

		220,024

Capital Goods 0.8%
AFG Arbonia-Forster Holding AG - Reg’d *	2,423	80,774
Belimo Holding AG - Reg’d	20	56,266
Bucher Industries AG - Reg’d	393	128,010
Daetwyler Holding AG	493	77,951
Georg Fischer AG - Reg’d *	447	354,607
Implenia AG *	1,046	76,700
Meyer Burger Technology AG *	6,888	85,161
OC Oerlikon Corp. AG - Reg’d *	9,554	152,192
Rieter Holding AG - Reg’d *	414	93,614
Sulzer AG - Reg’d	1,910	294,717
Zehnder Group AG	1,548	67,542

		1,467,534

Commercial & Professional Supplies 0.2%
DKSH Holding Ltd.	1,425	117,599
Gategroup Holding AG *	4,761	148,347
Kaba Holding AG - Reg’d, Series B *	200	96,342

		362,288

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	108	111,730

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	419	185,036

Diversified Financials 0.2%
Julius Baer Group Ltd. *	6,396	299,591
Partners Group Holding AG	413	113,087

		412,678

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	106	144,059
Emmi AG - Reg’d *	287	105,308

		249,367

Health Care Equipment & Services 0.3%
Nobel Biocare Holding AG - Reg’d *	10,919	152,310
Sonova Holding AG - Reg’d *	1,590	229,699
Straumann Holding AG - Reg’d	407	90,318

		472,327

Insurance 0.1%
Helvetia Holding AG - Reg’d	409	203,865

Materials 0.1%
EMS-Chemie Holding AG - Reg’d	362	141,252
Schmolz & Bickenbach AG - Reg’d *	92,302	132,427

		273,679

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	3,343	329,130

46 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Galenica AG - Reg’d	229	233,186

		562,316

Real Estate 0.1%
Allreal Holding AG - Reg’d *	484	68,254
Swiss Prime Site AG - Reg’d *	1,749	147,023

		215,277

Retailing 0.2%
Dufry AG - Reg’d *	865	143,154
Valora Holding AG - Reg’d *	596	168,529

		311,683

Software & Services 0.0%
Temenos Group AG - Reg’d	2,324	83,327

Technology Hardware & Equipment 0.2%
Logitech International S.A. - Reg’d	21,097	286,132

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	219	138,163
Panalpina Welttransport Holding AG - Reg’d	1,678	263,505

		401,668

		5,818,931

United Kingdom 12.7%

Banks 0.0%
Paragon Group Cos. plc	10,349	62,616

Capital Goods 1.5%
Ashtead Group plc	21,325	315,955
Bodycote plc	15,830	195,334
Chemring Group plc	27,706	104,785
Fenner plc	13,690	95,782
Galliford Try plc	8,906	179,272
Interserve plc	16,682	186,957
Keller Group plc	9,956	167,969
Kier Group plc	4,726	132,697
Lavendon Group plc	20,931	80,045
Melrose Industries plc	32,914	158,944
Morgan Advanced Materials plc	29,516	166,947
Morgan Sindall Group plc	10,699	143,159
QinetiQ Group plc	77,109	274,718
Rotork plc	2,963	129,946
Senior plc	22,166	107,127
Speedy Hire plc	93,252	88,789
Spirax-Sarco Engineering plc	3,473	170,251
Ultra Electronics Holdings plc	4,098	117,507

		2,816,184

Commercial & Professional Supplies 1.4%
Babcock International Group plc	15,162	306,029
Berendsen plc	17,683	309,027
Cape plc	21,129	107,137
De La Rue plc	16,445	227,881
Homeserve plc	24,878	141,922
Intertek Group plc	5,026	247,576
Mears Group plc	8,074	68,433
Michael Page International plc	30,144	239,429
Mitie Group plc	42,890	231,033
Rentokil Initial plc	145,432	293,039
RPS Group plc	22,263	111,346
Shanks Group plc	69,435	119,868
WS Atkins plc	6,588	142,883

		2,545,603

Consumer Durables & Apparel 0.4%
Bellway plc	10,764	262,133
Berkeley Group Holdings plc	4,106	159,320
Bovis Homes Group plc	7,203	96,325
Guinness Peat Group plc *	358,330	210,039
Redrow plc	13,902	67,271

		795,088

Consumer Services 0.8%
Betfair Group plc	5,771	94,222
Enterprise Inns plc *	132,548	305,974
Greene King plc	19,167	288,563
J.D. Wetherspoon plc	10,474	149,223
Marston’s plc	75,963	188,879
Mitchells & Butlers plc *	35,616	265,357
Spirit Pub Co. plc	59,188	78,447
The Restaurant Group plc	10,864	114,712

		1,485,377

Diversified Financials 1.6%
3i Group plc	14,973	96,178
Aberdeen Asset Management plc	29,676	219,497
Ashmore Group plc	17,355	103,086
Close Brothers Group plc	9,645	227,827
F&C Asset Management plc	48,543	97,860
Henderson Group plc	64,756	275,120
IG Group Holdings plc	20,190	217,115
Intermediate Capital Group plc	25,867	194,153
International Personal Finance	17,119	161,903
Investec plc	36,798	324,697
Jupiter Fund Management plc	16,206	106,493
London Stock Exchange Group plc	11,060	338,950
Provident Financial plc	9,281	312,047
Schroders plc	3,441	148,809
Schroders plc, Non Voting Shares	1,187	39,108
Tullett Prebon plc	25,257	135,759

		2,998,602

Energy 0.6%
Asia Resource Minerals plc *	25,937	82,876
EnQuest plc *	47,330	109,852
Hargreaves Services plc	4,004	55,435
Hunting plc	8,461	121,131
Petrofac Ltd.	12,567	308,299
Premier Oil plc	23,469	134,385
Subsea 7 S.A.	14,748	295,318

		1,107,296

Food & Staples Retailing 0.3%
Booker Group plc	119,586	297,480
Greggs plc	21,002	189,967

		487,447

Food, Beverage & Tobacco 0.3%
Britvic plc	11,224	137,466
Cranswick plc	6,691	135,132
Dairy Crest Group plc	23,987	187,149

See financial notes 47

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Greencore Group plc	30,656	135,400

		595,147

Health Care Equipment & Services 0.0%
Synergy Health plc	3,858	80,853

Household & Personal Products 0.1%
PZ Cussons plc	18,429	107,860

Insurance 0.9%
Admiral Group plc	11,450	270,398
Beazley plc	31,304	129,861
Catlin Group Ltd.	34,870	311,432
Direct Line Insurance Group plc	31,988	135,328
Hiscox Ltd.	24,063	286,833
Jardine Lloyd Thompson Group plc	6,714	119,807
Lancashire Holdings Ltd.	22,763	269,031
Phoenix Group Holdings	17,394	200,583

		1,723,273

Materials 1.1%
African Barrick Gold plc	23,057	96,725
Alent plc	16,164	86,786
Croda International plc	5,157	224,611
DS Smith plc	59,130	315,107
Elementis plc	22,135	103,910
Evraz plc *	159,146	259,564
Filtrona plc	9,235	125,264
Hill & Smith Holdings plc	8,388	79,232
Lonmin plc *	48,738	233,833
Petropavlovsk plc	86,095	99,091
Randgold Resources Ltd.	1,779	143,001
RPC Group plc	13,518	137,001
Synthomer plc	15,726	70,100
Victrex plc	3,128	98,486

		2,072,711

Media 0.3%
Cineworld Group plc	12,211	66,593
Trinity Mirror plc *	78,717	230,690
UBM plc	27,190	302,458

		599,741

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	2,767	47,319
Hikma Pharmaceuticals plc	3,766	98,827

		146,146

Real Estate 0.6%
Derwent London plc	2,181	100,331
Hammerson plc	33,820	326,400
Intu Properties plc	39,918	197,203
Mapeley Ltd. *(b)(c)	2,199	—
Savills plc	10,606	107,443
Segro plc	48,728	288,397
Songbird Estates plc *	32,315	134,083

		1,153,857

Retailing 0.8%
Darty plc	128,646	222,093
Debenhams plc	189,729	257,678
Halfords Group plc	32,296	242,340
Howden Joinery Group plc	15,246	83,937
John Menzies plc	6,630	72,163
Lookers plc	42,769	100,734
Mothercare plc *	17,002	53,715
N Brown Group plc	9,738	84,400
Sports Direct International plc *	7,551	100,124
WH Smith plc	14,511	269,115

		1,486,299

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	11,859	179,488
CSR plc	10,840	105,326

		284,814

Software & Services 0.3%
Aveva Group plc	1,745	62,218
Computacenter plc	16,684	183,672
Fidessa Group plc	1,950	73,815
Micro Focus International plc	7,924	103,919
Xchanging plc	31,225	83,990

		507,614

Technology Hardware & Equipment 0.7%
Domino Printing Sciences plc	6,982	91,453
Electrocomponents plc	51,122	252,001
Halma plc	16,322	155,071
Laird plc	37,296	175,283
Pace plc	19,931	122,815
Premier Farnell plc	33,406	125,675
Spectris plc	5,999	225,722
Spirent Communications plc	67,204	108,186
TT Electronics plc	25,758	91,111

		1,347,317

Telecommunication Services 0.1%
KCOM Group plc	46,711	74,307
TalkTalk Telecom Group plc	38,883	188,438

		262,745

Transportation 0.7%
BBA Aviation plc	40,061	210,175
easyJet plc	9,773	270,415
Go-Ahead Group plc	5,356	178,618
Northgate plc	30,682	268,578
Stagecoach Group plc	28,861	180,983
Stobart Group Ltd.	31,403	72,639
Stolt-Nielsen Ltd.	3,597	97,254

		1,278,662

		23,945,252

Total Common Stock
(Cost $150,662,376)		182,654,382

Preferred Stock 0.5% of net assets

Germany 0.4%

Automobiles & Components 0.2%
Porsche Automobil Holding SE	2,929	323,933

Capital Goods 0.1%
Jungheinrich AG	1,503	111,881

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGAA	413	48,877

48 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Fuchs Petrolub SE	1,865	187,609

		672,300

Italy 0.1%

Insurance 0.1%
Fondiaria-Sai S.p.A. *	10,341	38,491
Unipol Gruppo Finanziario S.p.A.	35,833	236,841

		275,332

Total Preferred Stock
(Cost $597,623)		947,632

Rights 0.0% of net assets

Australia 0.0%

Banks 0.0%
Bank of Queensland Ltd. *(b)(c)	1,729	2,426

Materials 0.0%
Aquarius Platinum Ltd. *(a)	479,768	51,256

Total Rights
(Cost $27,110)		53,682

Other Investment Company 1.8% of net assets

United States 1.8%
iShares MSCI EAFE Small Cap ETF	65,000	3,381,300

Total Other Investment Company
(Cost $3,251,972)		3,381,300

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.7% of net assets

Time Deposits 0.5%
Bank of Tokyo Mitsubishi
US Dollar
0.03%, 05/01/14	807,514	807,514
Brown Brothers Harriman
Canadian Dollar
0.24%, 05/01/14	20,872	19,043
Danish Krone
0.05%, 05/01/14	22,553	4,192
Hong Kong Dollar
0.01%, 05/01/14	19,688	2,539
Japanese Yen
0.01%, 05/01/14	380,677	3,724
Norwegian Krone
0.40%, 05/01/14	126,751	21,323
Pound Sterling
0.07%, 05/01/14	3,632	6,132
Singapore Dollar
0.01%, 05/01/14	3,299	2,631
Swedish Krona
0.13%, 05/01/14	75,460	11,605
Wells Fargo
Australian Dollar
1.50%, 05/01/14	19,627	18,233
Euro
0.05%, 05/01/14	28,471	39,500

		936,436

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.05%, 06/19/14 (d)(e)	300,000	299,980

Total Short-Term Investments
(Cost $1,236,416)		1,236,416

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.6% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	4,909,704	4,909,704

Total Collateral Invested for Securities on Loan
(Cost $4,909,704)		4,909,704

End of Collateral Invested for Securities on Loan.

At 04/30/14, the tax basis cost of the fund’s investments was $156,506,437 and the unrealized appreciation and depreciation were $36,954,228 and ($5,187,253), respectively, with a net unrealized appreciation of $31,766,975.

At 04/30/14, the values of certain foreign securities held by the fund aggregating $156,443,487 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial 2(a) for additional information)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,646,231.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $2,426 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

See financial notes 49

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/20/14	1	96,215	4,425

50 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of April 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

88.9%	Common Stock	306,310,774	307,333,784
10.1%	Preferred Stock	43,133,333	34,812,965
0.0%	Rights	—	16
0.0%	Other Investment Company	3,762	4,133
0.7%	Short-Term Investments	2,427,242	2,427,242

99.7%	Total Investments	351,875,111	344,578,140
0.3%	Other Assets and Liabilities, Net		881,078

100.0%	Net Assets		345,459,218

	Number	Value
Security	of Shares	($)

Common Stock 88.9% of net assets

Brazil 5.8%

Banks 0.9%
Banco Bradesco S.A.	80,700	1,239,590
Banco do Brasil S.A.	145,700	1,529,695
Itau Unibanco Holding S.A.	31,707	488,456

		3,257,741

Capital Goods 0.2%
Embraer S.A.	65,999	570,674

Diversified Financials 0.1%
BM&F Bovespa S.A.	101,776	520,348

Energy 1.7%
Petroleo Brasileiro S.A. - Petrobras	715,900	5,018,283
Ultrapar Participacoes S.A.	41,600	1,044,408

		6,062,691

Food, Beverage & Tobacco 0.6%
AMBEV S.A.	102,878	752,062
BRF-Brasil Foods S.A.	30,045	680,468
JBS S.A.	167,236	577,516

		2,010,046

Materials 1.4%
Companhia Siderurgica Nacional S.A.	258,100	990,845
Usinas Siderurgicas de Minas Gerais S.A. *	48,439	174,009
Vale S.A.	274,500	3,619,374

		4,784,228

Software & Services 0.2%
Cielo S.A.	31,410	556,428

Telecommunication Services 0.2%
Oi S.A.	64,221	64,804
Tim Participacoes S.A.	106,485	577,854

		642,658

Utilities 0.5%
Centrais Eletricas Brasileiras S.A.	199,300	695,394
Companhia de Saneamento Basico do Estado de Sao Paulo	50,976	482,840
Companhia Energetica de Minas Gerais	21,280	163,483
CPFL Energia S.A.	58,644	497,346

		1,839,063

		20,243,877

Chile 0.8%

Energy 0.2%
Empresas Copec S.A.	44,200	578,226

Food & Staples Retailing 0.1%
Cencosud S.A.	133,330	443,122

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	338,179	500,272
Enersis S.A.	4,099,400	1,327,126

		1,827,398

		2,848,746

China 12.6%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	334,000	446,518

Banks 4.7%
Agricultural Bank of China Ltd., Class H	1,947,600	819,512
Bank of China Ltd., Class H	8,733,234	3,847,847
Bank of Communications Co., Ltd., Class H	662,000	412,351
BOC Hong Kong (Holdings) Ltd.	212,000	622,045
China Construction Bank Corp., Class H	8,475,000	5,867,861
China Merchants Bank Co., Ltd., Class H	252,350	452,156
Industrial & Commercial Bank of China Ltd., Class H	6,886,172	4,114,609

		16,136,381

Capital Goods 0.3%
China Communications Construction Co., Ltd., Class H	792,000	519,611
China Railway Group Ltd., Class H	838,000	375,328

		894,939

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	140,500	435,274

See financial notes 51

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 3.6%
China Petroleum & Chemical Corp., Class H	5,588,400	4,961,136
China Shenhua Energy Co., Ltd., Class H	350,000	950,502
CNOOC Ltd.	1,633,000	2,699,101
PetroChina Co., Ltd., Class H	3,227,000	3,723,231

		12,333,970

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	142,000	404,348

Insurance 0.6%
China Life Insurance Co., Ltd., Class H	396,000	1,030,215
China Pacific Insurance Group Co., Ltd., Class H	108,600	341,451
People’s Insurance Co., Group of China Ltd., Class H	927,000	356,090
Ping An Insurance (Group) Co. of China Ltd., Class H	68,000	504,705

		2,232,461

Materials 0.1%
China National Building Material Co., Ltd., Class H	380,000	360,480

Real Estate 0.1%
China Overseas Land & Investment Ltd.	166,000	408,639

Retailing 0.3%
Belle International Holdings Ltd.	344,000	357,699
GOME Electrical Appliances Holding Ltd.	2,999,000	566,188

		923,887

Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	452,000	515,078

Telecommunication Services 2.4%
China Mobile Ltd.	619,600	5,897,646
China Telecom Corp., Ltd., Class H	2,670,000	1,365,943
China Unicom (Hong Kong) Ltd.	769,056	1,178,990

		8,442,579

		43,534,554

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	17,219	236,513

Energy 0.2%
Ecopetrol S.A.	374,000	696,214

		932,727

Czech Republic 0.5%

Telecommunication Services 0.2%
Telefonica Czech Republic A/S	33,550	508,263

Utilities 0.3%
CEZ A/S	37,300	1,122,531

		1,630,794

Egypt 0.2%

Telecommunication Services 0.2%
Global Telecom Holding *	212,144	790,410

Greece 1.6%

Banks 0.7%
Alpha Bank A.E. *	915,100	886,410
National Bank of Greece S.A. *	173,900	679,853
Piraeus Bank S.A. *	365,800	863,280

		2,429,543

Consumer Services 0.4%
OPAP S.A.	99,400	1,587,422

Telecommunication Services 0.3%
Hellenic Telecommunications Organization S.A. *	60,700	969,727

Utilities 0.2%
Public Power Corp. S.A.	43,200	653,685

		5,640,377

Hungary 0.6%

Banks 0.2%
OTP Bank plc	38,100	727,559

Energy 0.3%
MOL Hungarian Oil & Gas plc	14,300	822,716

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	321,348	458,460

		2,008,735

India 3.8%

Automobiles & Components 0.3%
Mahindra & Mahindra Ltd.	24,975	446,049
Tata Motors Ltd.	75,756	524,024
Tata Motors Ltd., Class A	11,785	44,291

		1,014,364

Banks 0.6%
Housing Development Finance Corp., Ltd.	47,600	709,696
ICICI Bank Ltd.	35,700	736,062
State Bank of India	19,100	659,548

		2,105,306

Energy 1.5%
Indian Oil Corp., Ltd.	101,687	444,338
Oil & Natural Gas Corp., Ltd.	276,800	1,494,178
Reliance Industries Ltd.	212,500	3,303,125

		5,241,641

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	40,716	383,231

Materials 0.4%
Hindalco Industries Ltd.	276,100	615,996
Tata Steel Ltd.	111,200	740,253

		1,356,249

52 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.6%
Infosys Ltd.	25,900	1,377,979
Tata Consultancy Services Ltd.	14,800	537,245

		1,915,224

Telecommunication Services 0.1%
Bharti Airtel Ltd.	88,785	483,488

Utilities 0.2%
NTPC Ltd.	266,633	514,541

		13,014,044

Indonesia 0.8%

Automobiles & Components 0.3%
PT Astra International Tbk	1,471,400	948,011

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	553,300	475,149

Energy 0.1%
PT Bumi Resources Tbk *	11,514,700	203,880

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	5,522,600	1,085,470

		2,712,510

Malaysia 1.6%

Banks 0.6%
CIMB Group Holdings Berhad	249,900	575,667
Malayan Banking Berhad	204,400	620,457
Public Bank Berhad	125,800	776,577

		1,972,701

Capital Goods 0.2%
Sime Darby Berhad	266,900	772,084

Consumer Services 0.1%
Genting Berhad	164,900	495,643

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	258,300	395,241

Telecommunication Services 0.4%
Axiata Group Berhad	312,200	643,922
Telekom Malaysia Berhad	298,200	566,663

		1,210,585

Utilities 0.2%
Tenaga Nasional Berhad	237,100	864,291

		5,710,545

Mexico 3.5%

Banks 0.4%
Grupo Financiero Banorte S.A.B. de C.V., Class O	70,400	466,705
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	63,012	749,843

		1,216,548

Capital Goods 0.1%
Alfa S.A.B., Class A	179,200	471,876

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	423,400	1,070,576

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	34,500	385,380
Fomento Economico Mexicano S.A.B. de C.V.	108,100	986,494
Grupo Bimbo S.A.B. de C.V., Series A	155,000	428,175

		1,800,049

Materials 0.9%
Cemex S.A.B. de C.V., Series CPO *	1,752,965	2,241,662
Grupo Mexico S.A.B. de C.V., Series B	276,400	830,082

		3,071,744

Media 0.3%
Grupo Televisa S.A.B., Series CPO	172,800	1,133,530

Telecommunication Services 1.0%
America Movil S.A.B. de C.V., Series L	3,276,800	3,296,149

		12,060,472

Philippines 0.2%

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	9,600	620,561

Poland 2.3%

Banks 0.4%
Bank Pekao S.A.	8,200	526,279
Powszechna Kasa Oszczednosci Bank Polski S.A.	67,300	923,584

		1,449,863

Energy 0.5%
Polski Koncern Naftowy Orlen S.A.	116,600	1,745,955

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	4,700	666,700

Materials 0.4%
KGHM Polska Miedz S.A. *	39,400	1,426,592

Telecommunication Services 0.3%
Orange Polska S.A.	332,000	1,133,843

Utilities 0.5%
PGE S.A.	150,400	1,045,100
Tauron Polska Energia S.A.	347,382	615,396

		1,660,496

		8,083,449

Republic of Korea 18.9%

Automobiles & Components 2.1%
Hyundai Mobis	5,800	1,656,964

See financial notes 53

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hyundai Motor Co.	17,500	3,901,913
Kia Motors Corp.	28,300	1,570,146

		7,129,023

Banks 1.3%
Hana Financial Group, Inc.	25,097	885,574
KB Financial Group, Inc.	29,900	1,022,843
Shinhan Financial Group Co., Ltd.	45,800	1,999,096
Woori Finance Holdings Co., Ltd. *(a)(b)	65,500	738,484

		4,645,997

Capital Goods 3.3%
Daelim Industrial Co., Ltd.	5,109	416,884
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	13,560	393,549
Doosan Corp.	3,374	434,900
Doosan Heavy Industries & Construction Co., Ltd.	11,180	377,897
Hyundai Engineering & Construction Co., Ltd.	8,041	435,338
Hyundai Heavy Industries Co., Ltd.	8,100	1,522,914
LG Corp.	52,100	2,905,182
Samsung C&T Corp.	20,200	1,270,332
Samsung Heavy Industries Co., Ltd.	19,440	532,509
SK Holdings Co., Ltd.	12,600	2,234,990
SK Networks Co., Ltd. *	85,700	790,123

		11,314,618

Consumer Durables & Apparel 0.8%
LG Electronics, Inc.	41,400	2,757,487

Energy 1.1%
GS Holdings	24,085	1,123,903
S-Oil Corp.	10,953	641,002
SK Innovation Co., Ltd.	16,556	1,896,645

		3,661,550

Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	2,300	525,932

Food, Beverage & Tobacco 0.3%
KT&G Corp.	12,100	969,593

Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	3,100	736,345
Samsung Life Insurance Co., Ltd.	5,100	474,659

		1,211,004

Materials 2.5%
Cheil Industries, Inc.	6,330	404,225
Hanwha Corp.	24,000	699,576
Hyosung Corp.	6,236	445,519
Hyundai Steel Co.	10,700	701,110
LG Chem Ltd.	5,600	1,429,448
Lotte Chemical Corp.	2,500	395,756
POSCO	15,500	4,579,138

		8,654,772

Retailing 0.3%
Lotte Shopping Co., Ltd.	1,300	403,163
Shinsegae Co., Ltd.	2,548	553,195

		956,358

Semiconductors & Semiconductor Equipment 4.2%
Samsung Electronics Co., Ltd.	9,996	13,034,387
SK Hynix, Inc. *	39,150	1,526,594

		14,560,981

Software & Services 0.6%
NAVER Corp.	700	504,081
SK C&C Co., Ltd.	12,300	1,688,385

		2,192,466

Technology Hardware & Equipment 0.7%
LG Display Co., Ltd. *	63,000	1,677,923
Samsung Electro-Mechanics Co., Ltd.	6,100	392,055
Samsung SDI Co., Ltd.	3,580	525,710

		2,595,688

Telecommunication Services 0.6%
LG Uplus Corp.	56,190	553,406
SK Telecom Co., Ltd.	7,400	1,532,207

		2,085,613

Utilities 0.6%
Korea Electric Power Corp.	56,600	2,164,088

		65,425,170

Russia 12.7%

Banks 0.6%
Sberbank of Russia ADR	226,003	1,903,865

Energy 10.1%
Gazprom ADR	1,575,900	11,388,928
Gazprom OAO	414,000	1,495,907
LUKOIL ADR	223,800	11,847,843
LUKOIL OAO *	24,299	1,281,915
NovaTek OAO GDR Reg’d *	102,090	977,995
Rosneft Oil Co. GDR - Reg’d	213,200	1,340,409
Surgutneftegas ADR	687,500	4,875,239
Tatneft ADR	47,100	1,620,076

		34,828,312

Materials 1.0%
Mechel ADR *	118,300	238,966
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	145,700	2,634,135
Severstal GDR - Reg’d	58,510	413,597
Uralkali OJSC GDR - Reg’d	12,732	282,401

		3,569,099

Telecommunication Services 0.8%
Mobile TeleSystems ADR	69,851	1,170,703
Rostelecom OJSC ADR	46,369	603,980
Sistema JSFC *	1,088,800	1,134,238

		2,908,921

Utilities 0.2%
Federal Hydrogenerating Co., ADR	283,271	440,768
Russian Grids OAO *	18,504,001	218,588

		659,356

		43,869,553

54 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

South Africa 7.7%

Banks 0.9%
Barclays Africa Group Ltd	40,242	589,508
Nedbank Group Ltd.	24,329	521,538
Standard Bank Group Ltd.	138,100	1,814,489

		2,925,535

Capital Goods 0.7%
Aveng Ltd. *	247,645	532,092
Barloworld Ltd.	63,200	689,461
Bidvest Group Ltd.	47,000	1,290,518

		2,512,071

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	156,600	813,747

Diversified Financials 0.4%
FirstRand Ltd.	273,100	1,004,841
Remgro Ltd.	20,700	416,858

		1,421,699

Energy 1.4%
Sasol Ltd.	84,500	4,735,744

Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	30,915	517,170

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	17,906	479,022

Insurance 0.2%
Sanlam Ltd.	152,500	816,964

Materials 1.5%
Anglo American Platinum Ltd. *	10,900	519,004
AngloGold Ashanti Ltd. *	43,700	789,971
ArcelorMittal South Africa Ltd. *	135,326	476,275
Gold Fields Ltd.	238,000	1,010,146
Impala Platinum Holdings Ltd.	121,700	1,371,958
Kumba Iron Ore Ltd.	15,254	543,268
Sappi Ltd. *	163,945	519,694

		5,230,316

Media 0.2%
Naspers Ltd., N Shares	7,600	718,194

Retailing 0.2%
Imperial Holdings Ltd.	33,300	621,065

Telecommunication Services 1.7%
MTN Group Ltd.	198,475	3,981,767
Telkom SA SOC Ltd. *	363,895	1,302,059
Vodacom Group Ltd.	36,801	439,189

		5,723,015

		26,514,542

Taiwan 12.5%

Banks 0.3%
CTBC Financial Holding Co., Ltd.	704,994	419,450
Mega Financial Holding Co., Ltd.	611,404	468,080

		887,530

Capital Goods 0.3%
Far Eastern New Century Corp.	577,137	591,366
Walsin Lihwa Corp. *	1,386,000	455,301

		1,046,667

Consumer Durables & Apparel 0.1%
Pou Chen Corp.	385,267	490,555

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	450,674	583,299

Energy 0.2%
Formosa Petrochemical Corp.	237,330	596,930

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	357,141	604,639

Insurance 0.1%
Cathay Financial Holding Co., Ltd.	339,142	479,542

Materials 2.1%
China Steel Corp.	1,900,489	1,597,001
Formosa Chemicals & Fibre Corp.	750,442	1,817,250
Formosa Plastics Corp.	642,732	1,658,494
Nan Ya Plastics Corp.	714,811	1,567,474
Taiwan Cement Corp.	381,299	605,860

		7,246,079

Semiconductors & Semiconductor Equipment 2.8%
Advanced Semiconductor Engineering, Inc.	619,094	720,912
MediaTek, Inc.	91,138	1,428,131
Siliconware Precision Industries Co.	496,270	735,357
Taiwan Semiconductor Manufacturing Co., Ltd.	1,492,689	5,865,305
United Microelectronics Corp.	2,411,965	1,051,653

		9,801,358

Technology Hardware & Equipment 5.5%
Acer, Inc. *	1,687,496	1,043,542
Asustek Computer, Inc.	204,041	2,109,586
AU Optronics Corp. *	4,429,800	1,684,061
Compal Electronics, Inc.	2,058,305	1,468,459
Delta Electronics, Inc.	135,025	829,010
Hon Hai Precision Industry Co., Ltd.	1,680,800	4,827,192
HTC Corp.	315,473	1,622,366
Innolux Corp. *	1,534,357	530,044
Inventec Corp.	737,639	680,166
Lite-On Technology Corp.	409,700	626,747
Pegatron Corp.	486,264	737,906
Quanta Computer, Inc.	415,500	1,140,040
Synnex Technology International Corp.	315,000	490,221
Wistron Corp.	891,222	744,709
WPG Holdings Ltd.	379,000	466,256

		19,000,305

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	527,906	1,650,789
Far EasTone Telecommunications Co., Ltd.	187,622	405,674
Taiwan Mobile Co., Ltd.	134,600	434,470

		2,490,933

		43,227,837

See financial notes 55

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Thailand 1.1%

Energy 0.8%
PTT Exploration & Production PCL	116,000	571,755
PTT PCL	176,987	1,706,426
Thai Oil PCL	242,800	392,037

		2,670,218

Materials 0.1%
PTT Global Chemical PCL	251,500	479,917

Telecommunication Services 0.2%
Advanced Info Service PCL - Reg’d	76,475	571,908

		3,722,043

Turkey 1.4%

Banks 0.7%
Akbank T.A.S.	170,498	598,570
Turkiye Garanti Bankasi A/S	187,100	689,220
Turkiye Halk Bankasi A/S	66,525	447,288
Turkiye Is Bankasi, Class C	203,924	482,278

		2,217,356

Capital Goods 0.2%
KOC Holding A/S	146,700	657,388

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	107,285	454,202

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	32,700	739,767

Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	115,423	674,125

		4,742,838

Total Common Stock
(Cost $306,310,774)		307,333,784

Preferred Stock 10.1% of net assets

Brazil 8.2%

Banks 2.3%
Banco Bradesco S.A.	173,000	2,575,118
Itau Unibanco Holding S.A.	296,200	4,888,512
Itausa - Investimentos Itau S.A.	134,566	591,433

		8,055,063

Energy 2.3%
Petroleo Brasileiro S.A.	1,066,900	7,928,482

Materials 2.3%
Bradespar S.A.	42,953	371,787
Gerdau S.A.	234,300	1,404,907
Metalurgica Gerdau S.A.	162,000	1,174,087
Usinas Siderurgicas de Minas Gerais S.A., Class A *	115,605	452,103
Vale S.A.	378,600	4,485,979

		7,888,863

Telecommunication Services 0.4%
Oi S.A.	289,332	277,686
Telefonica Brasil S.A.	49,200	1,033,536

		1,311,222

Utilities 0.9%
Centrais Eletricas Brasileiras S.A., Class B	161,000	910,510
Companhia Energetica de Minas Gerais	164,800	1,255,726
Companhia Paranaense de Energia-Copel	29,136	417,489
Eletropaulo Metropolitana S.A.	161,400	659,426

		3,243,151

		28,426,781

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	24,509	346,771

Republic of Korea 0.8%

Automobiles & Components 0.2%
Hyundai Motor Co.	2,500	315,362
Hyundai Motor Co., 2nd	3,667	514,786

		830,148

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	7,070	197,039

Materials 0.0%
LG Chem Ltd.	878	127,301

Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	1,620	1,629,038

		2,783,526

Russia 1.0%

Energy 1.0%
AK Transneft OAO *	1,471	3,255,887

Total Preferred Stock
(Cost $43,133,333)		34,812,965

Rights 0.0% of net assets

Brazil 0.0%

Food, Beverage & Tobacco 0.0%
AMBEV S.A. *(a)(b)	144	16

Total Rights
(Cost $—)		16

56 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

United States 0.0%
iShares MSCI Emerging Markets ETF	100	4,133

Total Other Investment Company
(Cost $3,762)		4,133

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.6%
DNB
0.03%, 05/01/14	2,242,251	2,242,251

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.02%, 06/19/14 (c)(d)	70,000	69,998
0.04%, 06/19/14 (c)(d)	25,000	24,999
0.05%, 06/19/14 (c)(d)	90,000	89,994

		184,991

Total Short-Term Investments
(Cost $2,427,242)		2,427,242

End of Investments.

At 04/30/14, the tax basis cost of the fund’s investments was $357,462,537 and the unrealized appreciation and depreciation were $34,629,856 and ($47,514,253), respectively, with a net unrealized depreciation of ($12,884,397).

At 04/30/14, the values of certain foreign securities held by the fund aggregating $260,440,952 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $738,500 or 0.2% of net assets.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 04/30/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI Emerging Markets, mini, Long, expires 06/20/14	55	2,734,875	17,673

See financial notes 57

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: June 12, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: June 12, 2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: June 12, 2014